SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]

    Post-Effective Amendment No.  14         (File No. 333-79311)            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.            16        (File No. 811-07355)             [X]
                               ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

               70100 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check  appropriate box)
 [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
 [X] on May 1, 2003 pursuant  to  paragraph  (b) of Rule 485
 [ ] 60 days after  filing  pursuant  to paragraph  (a)(1) of Rule 485
 [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2003


AMERICAN EXPRESS

RETIREMENT ADVISOR VARIABLE ANNUITY(R)


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY


NEW AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R) CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


ISSUED BY: IDS LIFE INSURANCE COMPANY (IDS LIFE)


           70100 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 862-7919
           americanexpress.com


           IDS LIFE VARIABLE ACCOUNT 10


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-   American Express(R) Variable Portfolio Funds

-   AIM Variable Insurance Funds

-   American Century(R) Variable Portfolios, Inc.

-   Calvert Variable Series, Inc.


-   Credit Suisse Trust


-   Fidelity(R) Variable Insurance Products - Service Class

-   Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
    Class 2

-   Goldman Sachs Variable Insurance Trust (VIT)

-   Janus Aspen Series: Service Shares

-   Lazard Retirement Series, Inc.

-   MFS(R) Variable Insurance Trust(SM)

-   Putnam Variable Trust - Class IB Shares

-   Royce Capital Fund

-   Third Avenue Variable Series Trust

-   Wanger Advisors Trust

-   Wells Fargo Variable Trust Funds

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse under certain circumstances. Surrender charges from contracts with purchase payment credits may be higher than surrender charges for contracts without such credits. The amount of the credit may be more than offset by additional surrender charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.


This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. IDS Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the Fund prospectuses. Do not rely on any such information or representations.


IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                 3
THE CONTRACT IN BRIEF                                     4
EXPENSE SUMMARY                                           6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)              11
FINANCIAL STATEMENTS                                     20
PERFORMANCE INFORMATION                                  20
THE VARIABLE ACCOUNT AND THE FUNDS                       21
THE FIXED ACCOUNT                                        28
BUYING YOUR CONTRACT                                     28
CHARGES                                                  30
VALUING YOUR INVESTMENT                                  33
MAKING THE MOST OF YOUR CONTRACT                         34
SURRENDERS                                               37
TSA-- SPECIAL SURRENDER PROVISIONS                       38
CHANGING OWNERSHIP                                       38
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT      39
OPTIONAL BENEFITS                                        40
THE ANNUITY PAYOUT PERIOD                                44
TAXES                                                    46
VOTING RIGHTS                                            48
SUBSTITUTION OF INVESTMENTS                              48
ABOUT THE SERVICE PROVIDERS                              49
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                    50


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


ENHANCED EARNINGS DEATH BENEFIT (EEB): This is an optional benefit you can add to your contract for an extra charge. It is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.


FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an extra charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.


PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:


- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-   Roth IRAs under Section 408A of the Code

-   SIMPLE IRAs under Section 408(p) of the Code

-   Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-   Plans under Section 401(k) of the Code

-   Custodial and trusteed plans under Section 401(a) of the Code

-   Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.


RIDER: You receive a rider when you purchase the EEB and/or MAV. The rider adds the terms of the optional benefit to your contract.


RIDER EFFECTIVE DATE: The date you add a rider to your contract.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).


Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 21)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 28)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. 28)


MINIMUM ALLOWABLE PURCHASE PAYMENTS

    If paying by installments under a scheduled payment plan:
      $23.08 biweekly, or
      $50 per month

    If paying by any other method:
      $50

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS
      $100,000 up to age 85
      $50,000 for ages 86 to 90

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 35)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 37)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 38)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 39)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 40)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 44)

TAXES: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 46)


CHARGES: We assess certain charges in connection with your contract:

-   $30 annual contract administrative charge;


- for nonqualified annuities a 0.95% mortality and expense risk fee (if you allocate money to one or more subaccounts);

- for qualified annuities a 0.75% mortality and expense risk fee (if you allocate money to one or more subaccounts);


-   surrender charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract);

-   the operating expenses of the funds in which the subaccounts invest;


-   if you select the MAV, an annual fee of 0.15% of the contract value; and

-   if you select the EEB, an annual fee of 0.30% of the contract value.


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.


CONTRACT OWNER TRANSACTION EXPENSES


SURRENDER CHARGE

(Contingent deferred sales load as a percentage of purchase payment surrendered)


The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.*

              SEVEN-YEAR SCHEDULE                                     TEN-YEAR SCHEDULE*
YEARS FROM PURCHASE        SURRENDER CHARGE            YEARS FROM PURCHASE         SURRENDER CHARGE
  PAYMENT RECEIPT             PERCENTAGE                 PAYMENT RECEIPT              PERCENTAGE
        1                           7%                          1                        8%
        2                           7                           2                        8
        3                           7                           3                        8
        4                           6                           4                        7
        5                           5                           5                        7
        6                           4                           6                        6
        7                           2                           7                        5
        Thereafter                  0                           8                        4
                                                                9                        3
                                                               10                        2
                                                               Thereafter                0

* Ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. 31 and "The Annuity Payout Period -- Annuity Payout Plans" p. 45).

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



 ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                                            $  30
 (We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

 MAV RIDER FEE                                                                                                     0.15%**
 (As a percentage of the contract value charged annually at the contract anniversary.)

 EEB RIDER FEE                                                                                                     0.30%**
 (As a percentage of the contract value charged annually at the contract anniversary.)


ANNUAL VARIABLE ACCOUNT EXPENSES


(As a percentage of average subaccount value.)



                                                                                                              MORTALITY AND
                                                                                                            EXPENSE RISK FEE
FOR NONQUALIFIED ANNUITIES                                                                                        0.95%

FOR QUALIFIED ANNUITIES                                                                                           0.75%



** This fee applies only if you elect this optional feature.


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE ACTUAL FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                        MINIMUM                       MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements               .69%                         3.14%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                    GROSS TOTAL
                                                                                MANAGEMENT   12b-1     OTHER           ANNUAL
                                                                                   FEES      FEES    EXPENSES         EXPENSES
AXP(R) Variable Portfolio -
        Blue Chip Advantage Fund                                                    .53%      .13%      .13%            .79%(1)
        Bond Fund                                                                   .60       .13       .07             .80(1)
        Capital Resource Fund                                                       .62       .13       .05             .80(1)
        Cash Management Fund                                                        .51       .13       .05             .69(1)
        Diversified Equity Income Fund                                              .56       .13       .18             .87(1)
        Emerging Markets Fund                                                      1.18       .13      1.05            2.36(2)
        Equity Select Fund                                                          .69       .13       .57            1.39(2)
        Extra Income Fund                                                           .62       .13       .08             .83(1)
        Federal Income Fund                                                         .61       .13       .09             .83(1)
        Global Bond Fund                                                            .84       .13       .11            1.08(1)
        Growth Fund                                                                 .56       .13       .12             .81(1)
        International Fund                                                          .84       .13       .10            1.07(1)
        Managed Fund                                                                .60       .13       .04             .77(1)
        NEW DIMENSIONS FUND(R)                                                      .61       .13       .05             .79(1)
        S&P 500 Index Fund                                                          .29       .13       .40             .82(2)
        Small Cap Advantage Fund                                                    .73       .13       .25            1.11(1)
        Strategy Aggressive Fund                                                    .62       .13       .06             .81(1)
AIM V.I.
        Capital Appreciation Fund, Series I Shares                                  .61        --       .24             .85(3)
        Capital Development Fund, Series I Shares                                   .75        --       .39            1.14(3)
American Century(R) Variable Portfolios, Inc.
        VP International, Class I                                                  1.30        --        --            1.30(4)
        VP Value, Class I                                                           .95        --        --             .95(4)
Calvert Variable Series, Inc.
        Social Balanced Portfolio                                                   .70        --       .21             .91(5)
Credit Suisse Trust
        Emerging Growth Portfolio                                                   .90        --       .46            1.36(6)
Fidelity(R) VIP
        Growth & Income Portfolio Service Class                                     .48       .10       .11             .69(7)
        Mid Cap Portfolio Service Class                                             .58       .10       .12             .80(7)
        Overseas Portfolio Service Class                                            .73       .10       .17            1.00(7)

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                    GROSS TOTAL
                                                                                MANAGEMENT   12b-1     OTHER           ANNUAL
                                                                                   FEES      FEES    EXPENSES         EXPENSES
FTVIPT
        Franklin Real Estate Fund - Class 2                                         .53%      .25%      .04%          .82%(8),(9)
        Franklin Small Cap Value Securities Fund - Class 2                          .59       .25       .20          1.04(9),(10)
        Templeton Foreign Securities Fund - Class 2                                 .70       .25       .20          1.15(9),(10)

Goldman Sachs VIT
        CORE(SM) Small Cap Equity Fund                                              .75        --       .50          1.25(11)
        CORE(SM) U.S. Equity Fund                                                   .70        --       .16           .86(11)
        Mid Cap Value Fund                                                          .80        --       .13           .93(11)

Janus Aspen Series
        Global Technology Portfolio: Service Shares                                 .65       .25       .07           .97(12)
        International Growth Portfolio: Service Shares                              .65       .25       .09           .99(12)
        Mid Cap Growth Portfolio: Service Shares                                    .65       .25       .02           .92(12)
        (previously Janus Aspen Series Aggressive Growth
          Portfolio: Service Shares)

Lazard Retirement Series
        International Equity Portfolio                                              .75       .25       .65          1.65(13)

MFS(R)
        Investors Growth Stock Series - Service Class                               .75       .25       .13          1.13(14),(15)
        New Discovery Series - Service Class                                        .90       .25       .15          1.30(14),(15)

Putnam Variable Trust
        Putnam VT International New Opportunities Fund - Class IB Shares           1.00       .25       .27          1.52(7)
        Putnam VT Vista Fund - Class IB Shares                                      .64       .25       .10           .99(7)

Royce Capital Fund
      Micro-Cap Portfolio                                                          1.25        --       .13          1.38(16)

Third Avenue
        Value Portfolio                                                             .90        --       .40          1.30(17)

Wanger
        International Small Cap                                                    1.24        --       .23          1.47(18)
        U.S. Smaller Companies                                                      .94        --       .11          1.05(18)

Wells Fargo VT
        Asset Allocation Fund                                                       .55       .25       .23          1.03(19)
        International Equity Fund                                                   .75       .25      2.14          3.14(19)
        Small Cap Growth Fund                                                       .75       .25       .33          1.33(19)


We entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund, 1.10% for AXP(R) Variable Portfolio - Equity Select Fund and 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund.

(3) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) Annualized operating expenses of funds at Dec. 31, 2002. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(5) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fee paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(6) Expenses are shown before fee waivers and expense reimbursements. Fee waivers and expense reimbursements or credits are expected to reduce expenses for the Emerging Growth Portfolio during 2003 but may be discontinued at any time. The total expense ratios after the waiver and reimbursements would have been: Credit Suisse Trust Emerging Growth Portfolio (.79%, 0%, .46% and 1.25%).

(7) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(8)  The Fund administration fee is paid indirectly through the management fee.

(9) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(10) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(11) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.29%, 0.24% and 0.29% of the average daily net assets of the CORE(SM) Small Cap Equity, CORE(SM) US. Equity, and Mid Cap Value Fund, respectively. The expenses shown do not include these expense reductions and limitations. There were no expense reductions and limitations for Mid Cap Value or CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.

(12) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2002. All expenses are shown without the effect of expense offset arrangements.

(13) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2002, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.

(14) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(15) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series and 1.29% for New Discovery Series.

(16) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2003 and 1.99% through Dec. 31, 2010. After fee waivers "Other expenses" and "Gross total annual expenses" would be 0.10% and 1.35% for Royce Micro-Cap Portfolio.

(17) The Fund's expenses figures are based on actual expenses before fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2002. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.35% and 1.25% for Third Avenue Value Portfolio. Waivers and/or reimbursements are voluntary and may be terminated at the managers discretion.

(18) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2002. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on July 31, 2003.

(19) Other expenses have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. The adviser has committed through April 30, 2004 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio as follows. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.00% for Wells Fargo VT Asset Allocation Fund, 0% and 1.00% for Wells Fargo VT International Equity Fund and 0.20% and 1.20% for Wells Fargo VT Small Cap Growth Fund.

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select both the optional MAV and EEB. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                         IF YOU SURRENDER YOUR CONTRACT                   OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                     AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY               1 YEAR      3 YEARS     5 YEARS     10 YEARS          1 YEAR    3 YEARS     5 YEARS    10 YEARS
RAVA with a ten-year
  surrender charge schedule       $1,272.12   $2,220.30   $3,073.78    $4,980.83        $472.12   $1,420.30   $2,373.78   $4,780.83

RAVA with a seven-year
  surrender charge schedule        1,172.12    2,120.30    2,873.78     4,780.83         472.12    1,420.30    2,373.78    4,780.83

QUALIFIED ANNUITY                  1 YEAR      3 YEARS     5 YEARS     10 YEARS          1 YEAR    3 YEARS     5 YEARS    10 YEARS
RAVA with a ten-year
  surrender charge schedule       $1,251.62   $2,161.41   $2,980.03    $4,815.76        $451.62   $1,361.41   $2,280.03   $4,615.76

RAVA with a seven-year
  surrender charge schedule        1,151.62    2,061.41    2,780.03     4,615.76         451.62    1,361.41    2,280.03    4,615.76

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                                          IF YOU SURRENDER YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                    AT THE END OF THE APPLICABLE TIME PERIOD:            AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                1 YEAR      3 YEARS     5 YEARS     10 YEARS        1 YEAR      3 YEARS     5 YEARS   10 YEARS
RAVA with a ten-year
  surrender charge schedule         $974.87   $1,341.84   $1,633.06    $2,227.99        $174.87     $541.84     $933.06   $2,027.99

RAVA with a seven-year
  surrender charge schedule          874.87    1,241.84    1,433.06     2,027.99         174.87      541.84      933.06    2,027.99

QUALIFIED ANNUITY                   1 YEAR     3 YEARS     5 YEARS      10 YEARS         1 YEAR     3 YEARS     5 YEARS    10 YEARS
RAVA with a ten-year
  surrender charge schedule         $954.37   $1,279.29   $1,527.06    $2,007.27        $154.37     $479.29     $827.06   $1,807.27

RAVA with a seven-year
  surrender charge schedule          854.37    1,179.29    1,327.06     1,807.27         154.37      479.29      827.06    1,807.27

* In these examples, the $30 contract administrative charge is approximated as a .066% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                                                     2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BC1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                       $    0.81   $    0.98   $    1.11   $    1.00
Accumulation unit value at end of period                                             $    0.62   $    0.81   $    0.98   $    1.11
Number of accumulation units outstanding at end of period (000 omitted)                 44,110      49,897      43,161       8,145
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT BC2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                       $    0.82   $    0.99   $    1.11   $    1.00
Accumulation unit value at end of period                                             $    0.63   $    0.82   $    0.99   $    1.11
Number of accumulation units outstanding at end of period (000 omitted)                 39,019      41,083      32,624       7,503
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT BD1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                       $    1.13   $    1.06   $    1.01   $    1.00
Accumulation unit value at end of period                                             $    1.18   $    1.13   $    1.06   $    1.01
Number of accumulation units outstanding at end of period (000 omitted)                159,405     106,760      43,920      11,675
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT BD2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                       $    1.13   $    1.06   $    1.01   $    1.00
Accumulation unit value at end of period                                             $    1.19   $    1.13   $    1.06   $    1.01
Number of accumulation units outstanding at end of period (000 omitted)                154,530      83,968      30,783       7,186
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT CR1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                       $    0.76   $    0.93   $    1.14   $    1.00
Accumulation unit value at end of period                                             $    0.58   $    0.76   $    0.93   $    1.14
Number of accumulation units outstanding at end of period (000 omitted)                 34,956      26,779      22,159       3,227
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT CR2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                       $    0.76   $    0.93   $    1.14   $    1.00
Accumulation unit value at end of period                                             $    0.59   $    0.76   $    0.93   $    1.14
Number of accumulation units outstanding at end of period (000 omitted)                 52,124      26,327      24,003       5,333
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT CM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                       $    1.09   $    1.06   $    1.01   $    1.00
Accumulation unit value at end of period                                             $    1.09   $    1.09   $    1.06   $    1.01
Number of accumulation units outstanding at end of period (000 omitted)                228,237     265,455     203,922      87,424
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%
Simple yield(2)                                                                          (0.17%)      0.65%       4.96%       5.03%
Compound yield(2)                                                                        (0.17%)      0.65%       5.08%       5.16%

SUBACCOUNT CM2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                       $    1.09   $    1.06   $    1.01   $    1.00
Accumulation unit value at end of period                                             $    1.10   $    1.09   $    1.06   $    1.01
Number of accumulation units outstanding at end of period (000 omitted)                255,251     243,870     171,785      65,522
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%
Simple yield(2)                                                                           0.01%       0.82%       5.16%       5.26%
Compound yield(2)                                                                         0.01%       0.82%       5.29%       5.40%

SUBACCOUNT DE1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                       $    1.02   $    1.01   $    1.03   $    1.00
Accumulation unit value at end of period                                             $    0.82   $    1.02   $    1.01   $    1.03
Number of accumulation units outstanding at end of period (000 omitted)                 67,958      41,299      14,227       3,441
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS


YEAR ENDED DEC. 31,                                                                     2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DE2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                       $    1.02   $    1.01   $    1.03   $    1.00
Accumulation unit value at end of period                                             $    0.82   $    1.02   $    1.01   $    1.03
Number of accumulation units outstanding at end of period (000 omitted)                 86,442      43,328      12,124       3,149
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT EM1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                       $    0.72   $    0.74   $    1.00          --
Accumulation unit value at end of period                                             $    0.67   $    0.72   $    0.74          --
Number of accumulation units outstanding at end of period (000 omitted)                  3,888       1,542         693          --
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%         --

SUBACCOUNT EM2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                       $    0.72   $    0.74   $    1.00          --
Accumulation unit value at end of period                                             $    0.68   $    0.72   $    0.74          --
Number of accumulation units outstanding at end of period (000 omitted)                  4,750       1,789         906          --
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%         --

SUBACCOUNT ES1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                       $    0.99   $    1.00          --          --
Accumulation unit value at end of period                                             $    0.85   $    0.99          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 12,145       2,238          --          --
Ratio of operating expense to average net assets                                          0.95%       0.95%         --          --

SUBACCOUNT ES2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                       $    1.00   $    1.00          --          --
Accumulation unit value at end of period                                             $    0.85   $    1.00          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 16,388       2,489          --          --
Ratio of operating expense to average net assets                                          0.75%       0.75%         --          --

SUBACCOUNT EI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                       $    0.94   $    0.91   $    1.01   $    1.00
Accumulation unit value at end of period                                             $    0.87   $    0.94   $    0.91   $    1.01
Number of accumulation units outstanding at end of period (000 omitted)                122,784      88,813      52,655      10,137
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT EI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                       $    0.95   $    0.91   $    1.01   $    1.00
Accumulation unit value at end of period                                             $    0.88   $    0.95   $    0.91   $    1.01
Number of accumulation units outstanding at end of period (000 omitted)                 93,845      58,348      31,722       7,774
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT FI1(1)  (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                       $    1.13   $    1.08   $    1.00   $    1.00
Accumulation unit value at end of period                                             $    1.19   $    1.13   $    1.08   $    1.00
Number of accumulation units outstanding at end of period (000 omitted)                116,147      56,966      24,654      12,796
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT FI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                       $    1.14   $    1.08   $    1.00   $    1.00
Accumulation unit value at end of period                                             $    1.20   $    1.14   $    1.08   $    1.00
Number of accumulation units outstanding at end of period (000 omitted)                124,866      50,510      16,258      11,135
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT GB1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                       $    1.03   $    1.02   $    1.00   $    1.00
Accumulation unit value at end of period                                             $    1.17   $    1.03   $    1.02   $    1.00
Number of accumulation units outstanding at end of period (000 omitted)                 36,626      23,970      14,137       2,368
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT GB2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                       $    1.03   $    1.03   $    1.00   $    1.00
Accumulation unit value at end of period                                             $    1.18   $    1.03   $    1.03   $    1.00
Number of accumulation units outstanding at end of period (000 omitted)                 31,133      16,572       8,968       1,552
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS


YEAR ENDED DEC. 31,                                                                     2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GR1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                       $    0.64   $    0.94   $    1.18   $    1.00
Accumulation unit value at end of period                                             $    0.47   $    0.64   $    0.94   $    1.18
Number of accumulation units outstanding at end of period (000 omitted)                118,986     130,764     106,410      13,813
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT GR2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                       $    0.65   $    0.95   $    1.18   $    1.00
Accumulation unit value at end of period                                             $    0.48   $    0.65   $    0.95   $    1.18
Number of accumulation units outstanding at end of period (000 omitted)                135,693     129,186      97,754      16,891
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT IE1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                       $    0.67   $    0.95   $    1.27   $    1.00
Accumulation unit value at end of period                                             $    0.54   $    0.67   $    0.95   $    1.27
Number of accumulation units outstanding at end of period (000 omitted)                 19,189      18,664      15,670       2,173
Ratio of operating expenses to average net assets                                         0.95%       0.95%       0.95%       0.95%

SUBACCOUNT IE2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                       $    0.67   $    0.95   $    1.27   $    1.00
Accumulation unit value at end of period                                             $    0.55   $    0.67   $    0.95   $    1.27
Number of accumulation units outstanding at end of period (000 omitted)                 20,012      15,821      13,967       2,575
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT MF1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                       $    0.93   $    1.05   $    1.09   $    1.00
Accumulation unit value at end of period                                             $    0.80   $    0.93   $    1.05   $    1.09
Number of accumulation units outstanding at end of period (000 omitted)                 64,613      53,096      39,810       6,539
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT MF2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                       $    0.94   $    1.05   $    1.09   $    1.00
Accumulation unit value at end of period                                             $    0.81   $    0.94   $    1.05   $    1.09
Number of accumulation units outstanding at end of period (000 omitted)                 64,273      37,760      28,348       5,220
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT ND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                       $    0.88   $    1.07   $    1.19   $    1.00
Accumulation unit value at end of period                                             $    0.68   $    0.88   $    1.07   $    1.19
Number of accumulation units outstanding at end of period (000 omitted)                347,841     307,320     219,316      32,483
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT ND2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                       $    0.89   $    1.07   $    1.19   $    1.00
Accumulation unit value at end of period                                             $    0.69   $    0.89   $    1.07   $    1.19
Number of accumulation units outstanding at end of period (000 omitted)                373,715     276,054     177,036      31,537
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT IV1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                       $    0.79   $    0.91   $    1.00          --
Accumulation unit value at end of period                                             $    0.60   $    0.79   $    0.91          --
Number of accumulation units outstanding at end of period (000 omitted)                 65,011      40,575      14,084          --
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%         --

SUBACCOUNT IV2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                       $    0.79   $    0.91   $    1.00          --
Accumulation unit value at end of period                                             $    0.61   $    0.79   $    0.91          --
Number of accumulation units outstanding at end of period (000 omitted)                 64,771      35,957       9,812          --
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%         --

SUBACCOUNT SC1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                       $    1.07   $    1.16   $    1.12   $    1.00
Accumulation unit value at end of period                                             $    0.88   $    1.07   $    1.16   $    1.12
Number of accumulation units outstanding at end of period (000 omitted)                 29,341      24,346      16,349       3,029
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS


YEAR ENDED DEC. 31,                                                                     2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SC2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                       $    1.08   $    1.16   $    1.12   $    1.00
Accumulation unit value at end of period                                             $    0.89   $    1.08   $    1.16   $    1.12
Number of accumulation units outstanding at end of period (000 omitted)                 29,202      22,792      14,830       2,970
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT SA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                       $    0.81   $    1.21   $    1.51   $    1.00
Accumulation unit value at end of period                                             $    0.54   $    0.81   $    1.21   $    1.51
Number of accumulation units outstanding at end of period (000 omitted)                 55,183      65,574      58,414       3,901
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT SA2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                       $    0.81   $    1.22   $    1.51   $    1.00
Accumulation unit value at end of period                                             $    0.55   $    0.81   $    1.22   $    1.51
Number of accumulation units outstanding at end of period (000 omitted)                 58,958      58,748      46,978       4,470
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT 1CA(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                       $    0.88   $    1.16   $    1.31   $    1.00
Accumulation unit value at end of period                                             $    0.66   $    0.88   $    1.16   $    1.31
Number of accumulation units outstanding at end of period (000 omitted)                 48,704      55,044      46,419       5,160
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT 2CA(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                       $    0.88   $    1.16   $    1.31   $    1.00
Accumulation unit value at end of period                                             $    0.66   $    0.88   $    1.16   $    1.31
Number of accumulation units outstanding at end of period (000 omitted)                 46,932      49,574      37,379       4,337
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT 1CD(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                       $    1.25   $    1.37   $    1.26   $    1.00
Accumulation unit value at end of period                                             $    0.97   $    1.25   $    1.37   $    1.26
Number of accumulation units outstanding at end of period (000 omitted)                 23,015      25,531      19,878       1,892
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT 2CD(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                       $    1.25   $    1.37   $    1.26   $    1.00
Accumulation unit value at end of period                                             $    0.98   $    1.25   $    1.37   $    1.26
Number of accumulation units outstanding at end of period (000 omitted)                 21,745      23,324      16,977       1,678
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT 1IF(1) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS I)
Accumulation unit value at beginning of period                                       $    0.83   $    1.18   $    1.44   $    1.00
Accumulation unit value at end of period                                             $    0.66   $    0.83   $    1.18   $    1.44
Number of accumulation units outstanding at end of period (000 omitted)                 31,512      32,127      20,591       2,094
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT 2IF(1) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS I)
Accumulation unit value at beginning of period                                       $    0.83   $    1.19   $    1.44   $    1.00
Accumulation unit value at end of period                                             $    0.66   $    0.83   $    1.19   $    1.44
Number of accumulation units outstanding at end of period (000 omitted)                 26,878      25,459      15,533       1,791
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT 1VA(1) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS I)
Accumulation unit value at beginning of period                                       $    1.20   $    1.08   $    0.92   $    1.00
Accumulation unit value at end of period                                             $    1.04   $    1.20   $    1.08   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)                 49,161      41,460      21,041       4,775
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT 2VA(1) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS I)
Accumulation unit value at beginning of period                                       $    1.21   $    1.08   $    0.92   $    1.00
Accumulation unit value at end of period                                             $    1.05   $    1.21   $    1.08   $    0.92
Number of accumulation units outstanding at end of period (000 omitted)                 43,222      35,248      14,536       3,657
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                     2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1SR(3) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                                       $    0.89   $    0.96   $    1.00          --
Accumulation unit value at end of period                                             $    0.77   $    0.89   $    0.96          --
Number of accumulation units outstanding at end of period (000 omitted)                  9,832       6,090       1,693          --
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%         --

SUBACCOUNT 2SR(3) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                                       $    0.89   $    0.96   $    1.00          --
Accumulation unit value at end of period                                             $    0.78   $    0.89   $    0.96          --
Number of accumulation units outstanding at end of period (000 omitted)                  9,520       4,490       1,283          --
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%         --

SUBACCOUNT 1EG(5) (INVESTING IN SHARES OF CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                                       $    1.06   $    1.28   $    1.32   $    1.00
Accumulation unit value at end of period                                             $    0.74   $    1.06   $    1.28   $    1.32
Number of accumulation units outstanding at end of period (000 omitted)                 20,303      24,697      22,624       2,872
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT 2EG(5) (INVESTING IN SHARES OF  CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                                       $    1.07   $    1.29   $    1.32   $    1.00
Accumulation unit value at end of period                                             $    0.75   $    1.07   $    1.29   $    1.32
Number of accumulation units outstanding at end of period (000 omitted)                 17,821      20,158      17,825       1,838
Ratio of operating expenses to average net assets                                         0.75%       0.75%       0.75%       0.75%

SUBACCOUNT 1GI(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                       $    0.90   $    1.00   $    1.04   $    1.00
Accumulation unit value at end of period                                             $    0.74   $    0.90   $    1.00   $    1.04
Number of accumulation units outstanding at end of period (000 omitted)                117,223     119,736      77,558      18,137
Ratio of operating expenses to average net assets                                         0.95%       0.95%       0.95%       0.95%

SUBACCOUNT 2GI(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                       $    0.90   $    1.00   $    1.05   $    1.00
Accumulation unit value at end of period                                             $    0.75   $    0.90   $    1.00   $    1.05
Number of accumulation units outstanding at end of period (000 omitted)                108,027     103,719      63,414      15,603
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT 1MP(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                       $    1.57   $    1.64   $    1.24   $    1.00
Accumulation unit value at end of period                                             $    1.40   $    1.57   $    1.64   $    1.24
Number of accumulation units outstanding at end of period (000 omitted)                 68,203      67,132      48,251       6,945
Ratio of operating expenses to average net assets                                         0.95%       0.95%       0.95%       0.95%

SUBACCOUNT 2MP(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                       $    1.58   $    1.65   $    1.24   $    1.00
Accumulation unit value at end of period                                             $    1.41   $    1.58   $    1.65   $    1.24
Number of accumulation units outstanding at end of period (000 omitted)                 63,268      59,393      38,193       5,709
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT 1OS(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                       $    0.77   $    0.98   $    1.23   $    1.00
Accumulation unit value at end of period                                             $    0.60   $    0.77   $    0.98   $    1.23
Number of accumulation units outstanding at end of period (000 omitted)                 33,063      32,758      22,910       3,612
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT 2OS(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                       $    0.77   $    0.98   $    1.23   $    1.00
Accumulation unit value at end of period                                             $    0.61   $    0.77   $    0.98   $    1.23
Number of accumulation units outstanding at end of period (000 omitted)                 28,991      27,850      18,802       3,421
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT 1RE(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                       $    1.33   $    1.25   $    0.96   $    1.00
Accumulation unit value at end of period                                             $    1.35   $    1.33   $    1.25   $    0.96
Number of accumulation units outstanding at end of period (000 omitted)                 44,591      19,803       6,181         683
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                     2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2RE(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                       $    1.34   $    1.25   $    0.96   $    1.00
Accumulation unit value at end of period                                             $    1.36   $    1.34   $    1.25   $    0.96
Number of accumulation units outstanding at end of period (000 omitted)                 59,317      24,477       6,879         885
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT 1SI(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                       $    1.34   $    1.19   $    0.96   $    1.00
Accumulation unit value at end of period                                             $    1.21   $    1.34   $    1.19   $    0.96
Number of accumulation units outstanding at end of period (000 omitted)                 23,553       9,584       2,897         590
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT 2SI(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                       $    1.35   $    1.19   $    0.96   $    1.00
Accumulation unit value at end of period                                             $    1.21   $    1.35   $    1.19   $    0.96
Number of accumulation units outstanding at end of period (000 omitted)                 29,743      10,800       2,846         586
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT 1TF(6),(7) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.84          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  9,570          --          --          --
Ratio of operating expense to average net assets                                          0.95%         --          --          --

SUBACCOUNT 2TF(6),(7) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                       $    1.00          --          --          --
Accumulation unit value at end of period                                             $    0.84          --          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  8,386          --          --          --
Ratio of operating expenses to average net assets                                         0.75%         --          --          --

SUBACCOUNT 1SE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) SMALL CAP EQUITY FUND)
Accumulation unit value at beginning of period                                       $    1.18   $    1.14   $    1.13   $    1.00
Accumulation unit value at end of period                                             $    1.00   $    1.18   $    1.14   $    1.13
Number of accumulation units outstanding at end of period (000 omitted)                 17,792      18,974      14,809       2,665
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT 2SE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) SMALL CAP EQUITY FUND)
Accumulation unit value at beginning of period                                       $    1.19   $    1.14   $    1.13   $    1.00
Accumulation unit value at end of period                                             $    1.00   $    1.19   $    1.14   $    1.13
Number of accumulation units outstanding at end of period (000 omitted)                 14,285      14,153      10,252       1,876
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT 1UE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                       $    0.86   $    0.99   $    1.10   $    1.00
Accumulation unit value at end of period                                             $    0.67   $    0.86   $    0.99   $    1.10
Number of accumulation units outstanding at end of period (000 omitted)                 75,489      71,185      55,239       9,951
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT 2UE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                       $    0.86   $    0.99   $    1.10   $    1.00
Accumulation unit value at end of period                                             $    0.67   $    0.86   $    0.99   $    1.10
Number of accumulation units outstanding at end of period (000 omitted)                 71,820      60,343      42,626       8,981
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT 1MC(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                       $    1.37   $    1.23   $    0.95   $    1.00
Accumulation unit value at end of period                                             $    1.29   $    1.37   $    1.23   $    0.95
Number of accumulation units outstanding at end of period (000 omitted)                 47,539      24,711      10,265       2,023
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT 2MC(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                       $    1.37   $    1.23   $    0.95   $    1.00
Accumulation unit value at end of period                                             $    1.30   $    1.37   $    1.23   $    0.95
Number of accumulation units outstanding at end of period (000 omitted)                 56,079      23,748       7,622       1,634
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                     2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1GT(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                       $    0.42   $    0.68   $    1.00          --
Accumulation unit value at end of period                                             $    0.25   $    0.42   $    0.68          --
Number of accumulation units outstanding at end of period (000 omitted)                 31,354      34,050      22,949          --
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%         --

SUBACCOUNT 2GT(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                       $    0.43   $    0.68   $    1.00          --
Accumulation unit value at end of period                                             $    0.25   $    0.43   $    0.68          --
Number of accumulation units outstanding at end of period (000 omitted)                 37,200      34,767      20,288          --
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%         --

SUBACCOUNT 1IG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                       $    0.61   $    0.80   $    1.00          --
Accumulation unit value at end of period                                             $    0.45   $    0.61   $    0.80          --
Number of accumulation units outstanding at end of period (000 omitted)                 74,111      64,147      29,251          --
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%         --

SUBACCOUNT 2IG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                       $    0.61   $    0.80   $    1.00          --
Accumulation unit value at end of period                                             $    0.45   $    0.61   $    0.80          --
Number of accumulation units outstanding at end of period (000 omitted)                 81,189      60,527      25,763          --
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%         --

SUBACCOUNT 1AG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES)
(PREVIOUSLY JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                       $    0.42   $    0.70   $    1.00          --
Accumulation unit value at end of period                                             $    0.30   $    0.42   $    0.70          --
Number of accumulation units outstanding at end of period (000 omitted)                 42,883      51,500      33,689          --
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%         --

SUBACCOUNT 2AG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES)
(PREVIOUSLY JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                       $    0.42   $    0.70   $    1.00          --
Accumulation unit value at end of period                                             $    0.30   $    0.42   $    0.70          --
Number of accumulation units outstanding at end of period (000 omitted)                 52,428      54,805      29,626          --
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%         --

SUBACCOUNT 1IP(1) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                       $    0.72   $    0.96   $    1.07   $    1.00
Accumulation unit value at end of period                                             $    0.64   $    0.72   $    0.96   $    1.07
Number of accumulation units outstanding at end of period (000 omitted)                 28,853      19,727      10,774       2,504
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT 2IP(1) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                       $    0.72   $    0.96   $    1.07   $    1.00
Accumulation unit value at end of period                                             $    0.64   $    0.72   $    0.96   $    1.07
Number of accumulation units outstanding at end of period (000 omitted)                 29,532      15,860       7,958       1,981
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT 1MG(3) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                       $    0.67   $    0.90   $    1.00          --
Accumulation unit value at end of period                                             $    0.48   $    0.67   $    0.90          --
Number of accumulation units outstanding at end of period (000 omitted)                 62,663      51,051      21,973          --
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%         --

SUBACCOUNT 2MG(3) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                       $    0.68   $    0.91   $    1.00          --
Accumulation unit value at end of period                                             $    0.48   $    0.68   $    0.91          --
Number of accumulation units outstanding at end of period (000 omitted)                 69,576      50,212      19,521          --
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%         --

SUBACCOUNT 1MD(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                       $    0.90   $    0.96   $    1.00          --
Accumulation unit value at end of period                                             $    0.61   $    0.90   $    0.96          --
Number of accumulation units outstanding at end of period (000 omitted)                 53,383      36,822      15,060          --
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%         --


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                     2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2MD(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                       $    0.90   $    0.96   $    1.00          --
Accumulation unit value at end of period                                             $    0.61   $    0.90   $    0.96          --
Number of accumulation units outstanding at end of period (000 omitted)                 59,272      34,072      12,308          --
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%         --

SUBACCOUNT 1IN(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                       $    0.65   $    0.92   $    1.51   $    1.00
Accumulation unit value at end of period                                             $    0.56   $    0.65   $    0.92   $    1.51
Number of accumulation units outstanding at end of period (000 omitted)                 74,769      90,196      80,679       8,200
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT 2IN(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                       $    0.65   $    0.92   $    1.51   $    1.00
Accumulation unit value at end of period                                             $    0.56   $    0.65   $    0.92   $    1.51
Number of accumulation units outstanding at end of period (000 omitted)                 72,395      78,901      62,964       6,079
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT 1VS(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                       $    0.85   $    1.29   $    1.36   $    1.00
Accumulation unit value at end of period                                             $    0.58   $    0.85   $    1.29   $    1.36
Number of accumulation units outstanding at end of period (000 omitted)                 73,930      87,722      68,407       7,245
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT 2VS(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                       $    0.85   $    1.29   $    1.36   $    1.00
Accumulation unit value at end of period                                             $    0.59   $    0.85   $    1.29   $    1.36
Number of accumulation units outstanding at end of period (000 omitted)                 72,033      74,819      49,764       5,084
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT 1MI(1) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning of period                                       $    1.74   $    1.35   $    1.15   $    1.00
Accumulation unit value at end of period                                             $    1.50   $    1.74   $    1.35   $    1.15
Number of accumulation units outstanding at end of period (000 omitted)                 27,063      23,583      11,880       1,886
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT 2MI(1) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning of period                                       $    1.75   $    1.36   $    1.15   $    1.00
Accumulation unit value at end of period                                             $    1.51   $    1.75   $    1.36   $    1.15
Number of accumulation units outstanding at end of period (000 omitted)                 25,593      20,056       8,005       1,228
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT 1SV(5) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at beginning of period                                       $    1.69   $    1.50   $    1.08   $    1.00
Accumulation unit value at end of period                                             $    1.50   $    1.69   $    1.50   $    1.08
Number of accumulation units outstanding at end of period (000 omitted)                 35,110      31,848      11,524       2,043
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT 2SV(5) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at beginning of period                                       $    1.70   $    1.51   $    1.08   $    1.00
Accumulation unit value at end of period                                             $    1.51   $    1.70   $    1.51   $    1.08
Number of accumulation units outstanding at end of period (000 omitted)                 31,335      27,040       8,231       1,873
Ratio of operating expenses to average net assets                                         0.75%       0.75%       0.75%       0.75%

SUBACCOUNT 1IT(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                       $    0.84   $    1.08   $    1.51   $    1.00
Accumulation unit value at end of period                                             $    0.72   $    0.84   $    1.08   $    1.51
Number of accumulation units outstanding at end of period (000 omitted)                 42,309      30,297      21,844       1,343
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT 2IT(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                       $    0.85   $    1.08   $    1.51   $    1.00
Accumulation unit value at end of period                                             $    0.72   $    0.85   $    1.08   $    1.51
Number of accumulation units outstanding at end of period (000 omitted)                 43,554      27,818      18,245       1,234
Ratio of operating expenses to average net assets                                         0.75%       0.75%       0.75%       0.75%


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                     2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1SP(1) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
Accumulation unit value at beginning of period                                       $    1.15   $    1.05   $    1.15   $    1.00
Accumulation unit value at end of period of period (000 omitted)                     $    0.95   $    1.15   $    1.05   $    1.15
Number of accumulation units outstanding at end of period (000 omitted)                 72,853      46,456      29,881       2,723
Ratio of operating expense to average net assets                                          0.95%       0.95%       0.95%       0.95%

SUBACCOUNT 2SP(1) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
Accumulation unit value at beginning of period                                       $    1.16   $    1.05   $    1.15   $    1.00
Accumulation unit value at end of period                                             $    0.96   $    1.16   $    1.05   $    1.15
Number of accumulation units outstanding at end of period (000 omitted)                 78,311      40,791      23,813       2,476
Ratio of operating expense to average net assets                                          0.75%       0.75%       0.75%       0.75%

SUBACCOUNT 1AA(4) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                       $    0.97   $    1.00          --          --
Accumulation unit value at end of period                                             $    0.84   $    0.97          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 11,859       3,224          --          --
Ratio of operating expense to average net assets                                          0.95%       0.95%         --          --

SUBACCOUNT 2AA(4) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                       $    0.97   $    1.00          --          --
Accumulation unit value at end of period                                             $    0.84   $    0.97          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 14,864       3,799          --          --
Ratio of operating expense to average net assets                                          0.75%       0.75%         --          --

SUBACCOUNT 1WI(4) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                       $    0.90   $    1.00          --          --
Accumulation unit value at end of period                                             $    0.69   $    0.90          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  2,781       1,031          --          --
Ratio of operating expense to average net assets                                          0.95%       0.95%         --          --

SUBACCOUNT 2WI(4) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                       $    0.90   $    1.00          --          --
Accumulation unit value at end of period                                             $    0.69   $    0.90          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  4,703       1,200          --          --
Ratio of operating expense to average net assets                                          0.75%       0.75%         --          --

SUBACCOUNT 1SG(4) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                       $    0.94   $    1.00          --          --
Accumulation unit value at end of period                                             $    0.58   $    0.94          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  7,655       2,230          --          --
Ratio of operating expense to average net assets                                          0.95%       0.95%         --          --

SUBACCOUNT 2SG(4) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                       $    0.94   $    1.00          --          --
Accumulation unit value at end of period                                             $    0.58   $    0.94          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  9,992       2,060          --          --
Ratio of operating expense to average net assets                                          0.75%       0.75%         --          --


(1) Operations commenced on Sept. 15, 1999.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3) Operations commenced on May 1, 2000.

(4) Operations commenced on May 1, 2001.

(5) Operations commenced on Sept. 21, 1999.

(6) Operations commenced on March 1, 2002.


(7) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

PERFORMANCE INFORMATION


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits.

We may show total return quotations by means of schedules, charts or graphs.

Total return figures reflect deduction of the following charges:

-   contract administrative charge,

-   applicable mortality and expense risk fee,


-   MAV rider fee,

-   EEB rider fee, and


- applicable surrender charge (assuming a surrender at the end of the illustrated period).


We may also show optional total return quotations that reflect deduction of the MAV or EEB rider fee. We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender).


AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT      INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
BC1             AXP(R) Variable Portfolio - Blue  Objective: long-term total return exceeding       IDS Life, adviser;
BC2             Chip Advantage Fund               that of the U.S. stock market. Invests            American Express
                                                  primarily in blue chip stocks. Blue chip stocks   Financial Corporation
                                                  are issued by companies with a market             (AEFC), subadviser.
                                                  capitalization of at least $1 billion, an
                                                  established management, a history of consistent
                                                  earnings and a leading position within their
                                                  respective industries.

BD1             AXP(R) Variable Portfolio - Bond  Objective: high level of current income while     IDS Life, adviser; AEFC,
BD2             Fund (effective 6-27-03 AXP(R)    conserving the value of the investment and        subadviser.
                Variable Portfolio - Bond Fund    continuing a high level of income for the longest
                will change to AXP(R)             time period. Invests primarily in bonds and
                Variable Portfolio - Diversified  other debt obligations.
                Bond Fund)

CR1             AXP(R) Variable Portfolio -       Objective: capital appreciation. Invests          IDS Life, adviser; AEFC,
CR2             Capital Resource Fund             primarily in U.S. common stocks and other         subadviser.
                                                  securities convertible into common stocks.

CM1             AXP(R) Variable Portfolio - Cash  Objective: maximum current income consistent      IDS Life, adviser; AEFC,
CM2             Management Fund                   with liquidity and stability of principal.        subadviser.
                                                  Invests primarily in money market securities.

DE1             AXP(R) Variable Portfolio -       Objective: high level of current income and, as   IDS Life, adviser; AEFC,
DE2             Diversified Equity  Income Fund   a secondary goal, steady growth of capital.       subadviser.
                                                  Invests primarily in dividend-paying common and
                                                  preferred stocks.

EM1             AXP(R) Variable Portfolio -       Objective: long-term capital growth. Invests      IDS Life, adviser; AEFC,
EM2             Emerging Markets Fund             primarily in equity securities of companies in    subadviser;  American
                                                  emerging market countries.                        Express Asset Management
                                                                                                    International, Inc., a
                                                                                                    wholly-owned subsidiary
                                                                                                    of AEFC, subadviser.

ES1             AXP(R) Variable Portfolio -       Objective: growth of capital. Invests primarily   IDS Life, adviser; AEFC,
ES2             Equity Select Fund                in equity securities of medium-sized companies.   subadviser.

EI1             AXP(R) Variable Portfolio -       Objective: high current income, with capital      IDS Life, adviser; AEFC,
EI2             Extra Income Fund (effective      growth as a secondary objective. Invests          subadviser.
                6-2703 AXP(R) Variable            primarily in high-yielding, high-risk corporate
                Portfolio - Extra Income Fund     bonds (junk bonds) issued by U.S. and foreign
                will change to  AXP(R) Variable   companies and governments.
                Portfolio - High Yield Bond
                Fund)


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS
                                       21

SUBACCOUNT      INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
FI1             AXP(R) Variable Portfolio -       Objective: a high level of current income and     IDS Life, adviser; AEFC,
FI2             Federal Income Fund (effective    safety of principal consistent with an            subadviser.
                6-27-03  AXP(R) Variable          investment in U.S. government and government
                Portfolio - Federal Income Fund   agency securities. Invests primarily in debt
                will change to AXP(R) Variable    obligations issued or guaranteed as to
                Portfolio - Short Term  U.S.      principal and interest by the U.S. government,
                Government Fund)                  its agencies or instrumentalities.

GB1             AXP(R) Variable Portfolio -       Objective: high total return through income and   IDS Life, adviser; AEFC,
GB2             Global Bond Fund                  growth of capital. Non-diversified mutual fund    subadviser.
                                                  that invests primarily in debt obligations of
                                                  U.S. and foreign issuers.

GR1             AXP(R) Variable Portfolio -       Objective: long-term capital growth. Invests      IDS Life, adviser; AEFC,
GR2             Growth Fund                       primarily in common stocks and securities         subadviser.
                                                  convertible into common stocks that appear to
                                                  offer growth opportunities.

IE1             AXP(R) Variable Portfolio -       Objective: capital appreciation. Invests          IDS Life, adviser; AEFC,
IE2             International Fund                primarily in common stocks or convertible         subadviser; American
                                                  securities of foreign issuers that offer strong   Express Asset Management
                                                  growth potential.                                 International, Inc., a
                                                                                                    wholly-owned subsidiary
                                                                                                    of AEFC, subadviser.

MF1             AXP(R) Variable Portfolio -       Objective: maximum total investment return        IDS Life, adviser; AEFC,
MF2             Managed Fund                      through a combination of capital growth and       subadviser.
                                                  current income. Invests primarily in a
                                                  combination of common and preferred stocks,
                                                  convertible securities, bonds and other debt
                                                  securities.

ND1             AXP(R) Variable Portfolio -       Objective: long-term growth of capital. Invests   IDS Life, adviser; AEFC,
ND2             NEW DIMENSIONS FUND(R)            primarily in common stocks showing potential      subadviser.
                                                  for significant growth.

IV1             AXP(R) Variable Portfolio -       Objective: long-term capital appreciation.        IDS Life, adviser; AEFC,
IV2             S&P 500 Index Fund                Non-diversified fund that invests primarily in    subadviser.
                                                  securities that are expected to provide
                                                  investment results that correspond to the
                                                  performance of the S&P 500(R) Index.

SC1             AXP(R) Variable Portfolio -       Objective: long-term capital growth. Invests      IDS Life, adviser; AEFC,
SC2             Small Cap Advantage Fund          primarily in equity stocks of small companies     subadviser;  Kenwood
                                                  that are often included in the Russell 2000       Capital Management LLC,
                                                  Index and/or have market capitalization under     subadviser.
                                                  $2 billion.

SA1             AXP(R) Variable Portfolio -       Objective: capital appreciation. Invests          IDS Life, adviser; AEFC,
SA2             Strategy Aggressive Fund          primarily in equity securities of growth          subadviser.
                                                  companies.


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT      INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
1CA             AIM V.I. Capital Appreciation     Objective: growth of capital. Invests             A I M Advisors, Inc.
2CA             Fund, Series I Shares             principally in common stocks of companies
                                                  likely to benefit from new or innovative
                                                  products, services or processes as well as
                                                  those with above-average growth and excellent
                                                  prospects for future growth. The Fund may
                                                  invest up to 25% of its assets in foreign
                                                  securities.

1CD             AIM V.I. Capital Development      Objective: long-term growth of capital. Invests   A I M Advisors, Inc.
2CD             Fund, Series I Shares             primarily in securities (including common
                                                  stocks, convertible securities and bonds) of
                                                  small- and medium-sized companies. The Fund may
                                                  invest up to 25% of its assets in foreign
                                                  securities.

1IF             American Century(R) VP            Objective: long-term capital growth. Invests      American Century
2IF             International, Class I            primarily in stocks of growing foreign            Investment Management,
                                                  companies in developed countries.                 Inc.

IVA             American Century(R) VP Value,     Objective: long-term capital growth, with         American Century
2VA             Class I                           income as a secondary objective. Invests          Investment Management,
                                                  primarily in stocks of companies that             Inc.
                                                  management believes to be undervalued at the
                                                  time of purchase.

1SR             Calvert Variable Series, Inc.     Objective: income and capital growth. Invests     Calvert Asset Management
2SR             Social Balanced Portfolio         primarily in stocks, bonds and money market       Company, Inc. (CAMCO),
                                                  instruments which offer income and capital        investment adviser. SsgA
                                                  growth opportunity and which satisfy the          Funds Management, Inc.
                                                  investment and social criteria.                   and Brown Capital
                                                                                                    Management are the
                                                                                                    investment subadvisers.

1EG             Credit Suisse Trust - Emerging    Objective: maximum capital appreciation.          Credit Suisse Asset
2EG             Growth Portfolio                  Invests in U.S. equity securities of              Management, LLC
                                                  emerging-growth companies with growth
                                                  characteristics such as positive earnings and
                                                  potential for accelerated growth.

1GI             Fidelity(R) VIP Growth & Income   Objective: seeks high total return through a      Fidelity Management &
2GI             Portfolio  Service Class          combination of current income and capital         Research Company (FMR),
                                                  appreciation. Normally invests a majority of      investment manager; FMR
                                                  assets in common stocks of foreign and            U.K., FMR Far East,
                                                  domestic issuers with a focus on those that pay   sub-investment advisers.
                                                  current dividends and show potential for
                                                  capital appreciation. May invest in bonds,
                                                  including lower-quality debt securities, as
                                                  well as stocks that are not currently paying
                                                  dividends, but offer prospects for future
                                                  income or capital appreciation.


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT      INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER

1MP             Fidelity(R) VIP Mid Cap           Objective: seeks long-term growth of capital.     Fidelity Management &
2MP             Portfolio Service Class           Normally invests at least 80% of assets in        Research Company (FMR),
                                                  securities of foreign and domestic companies      investment manager; FMR
                                                  with medium market capitalization common          U.K., FMR Far East,
                                                  stocks. Invests in growth or value common         sub-investment advisers.
                                                  stocks. May invest in companies with smaller or
                                                  larger market capitalizations.

1OS             Fidelity(R) VIP Overseas          Strategy: seeks long-term growth of capital.      Fidelity Management &
2OS             Portfolio Service Class           Normally invests primarily in common stocks of    Research Company (FMR),
                                                  foreign securities. Normally invests at least     investment manager; FMR
                                                  80% of assets in non-U.S. securities.             U.K., FMR Far East,
                                                                                                    Fidelity International
                                                                                                    Investment Advisors
                                                                                                    (FIIA) and FIIA U.K.,
                                                                                                    sub-investment advisers.

1RE             FTVIPT Franklin Real Estate       Objective: seeks capital appreciation, with       Franklin Advisers, Inc.
2RE             Fund - Class 2                    current income as a secondary goal. The Fund
                                                  normally invests at least 80% of its net assets
                                                  in investments of companies operating in the
                                                  real estate sector. The Fund invests primarily
                                                  in equity real estate investment trusts
                                                  (REITs).

1SI             FTVIPT Franklin Small Cap Value   Objective: seeks long-term total return. The      Franklin Advisory
2SI             Securities Fund -  Class 2        Fund normally invests at least 80% of its net     Services, LLC
                                                  assets in investments of small capitalization
                                                  companies. For this Fund, small cap companies
                                                  are those with market cap values not exceeding
                                                  $2.5 billion, at the time of purchase. The
                                                  Fund's manager invests in small companies that
                                                  it believes are undervalued.

1TF             FTVIPT Templeton Foreign          Objective: seeks long-term capital growth. The    Templeton Investment
2TF             Securities Fund - Class 2         Fund normally invests at least 80% of its net     Counsel, LLC
                                                  assets in investments of issuers located
                                                  outside the U.S.; including those in emerging
                                                  markets.

1SE             Goldman Sachs VIT CORE(SM)        Objective: The Goldman Sachs VIT CORE Small Cap   Goldman Sachs Asset
2SE             Small Cap Equity Fund             Equity Fund seeks long-term growth of capital.    Management, L.P.
                                                  The Fund invests, under normal circumstances,
                CORE(SM) is a service mark of     at least 80% of its net assets plus any
                Goldman, Sachs & Co.              borrowings for investment purposes (measured at
                                                  time or purchase) in a broadly diversified
                                                  portfolio of equity investments in small-cap
                                                  U.S. issuers, including foreign issuers that
                                                  are traded in the United States, within the
                                                  range of the market capitalization of companies
                                                  constituting the Russell 2000 Index at the time
                                                  of investment.


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS


SUBACCOUNT      INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
1UE             Goldman Sachs VIT CORE(SM) U.S.   Objective: The Goldman Sachs VIT CORE U.S.        Goldman Sachs Asset
2UE             Equity Fund                       Equity Fund seeks long-term growth of capital     Management, L.P.
                                                  and dividend income. The Fund invests, under
                CORE(SM) is a service mark of     normal circumstances, at least 90% of its total
                Goldman, Sachs & Co.              assets (not including securities lending
                                                  collateral and any investment of that
                                                  collateral) measured at time of purchase in a
                                                  broadly diversified portfolio of large-cap and
                                                  blue chip equity investments representing all
                                                  major sectors of the U.S. economy.

1MC             Goldman Sachs VIT Mid Cap Value   Objective: The Goldman Sachs VIT Mid Cap Value    Goldman Sachs Asset
2MC             Fund                              Fund seeks long-term capital appreciation. The    Management, L.P.
                                                  Fund invests, under normal circumstances, at
                                                  least 80% of its net assets plus any borrowing
                                                  for investment purposes (measured at time of
                                                  purchase) in a diversified portfolio of equity
                                                  investments in mid-capitalization issuers
                                                  within the range of the market capitalization
                                                  of companies constituting the Russell Midcap
                                                  Value Index at the time of investment.

1GT             Janus Aspen Series Global         Objective: long-term growth of capital.           Janus Capital
2GT             Technology Portfolio: Service     Non-diversified mutual fund that invests, under
                Shares                            normal circumstances, at least 80% of its net
                                                  assets in securities of companies that the
                                                  portfolio manager believes will benefit
                                                  significantly from advances or improvements in
                                                  technology. It implements this policy by
                                                  investing primarily in equity securities of
                                                  U.S. and foreign companies selected for their
                                                  growth potential.

1IG             Janus Aspen Series                Objective: long-term growth of capital.           Janus Capital
2IG             International Growth Portfolio:   Invests, under normal circumstances, at least
                Service Shares                    80% of its net assets in securities of issuers
                                                  from at least five different countries,
                                                  excluding the United States. Although the
                                                  Portfolio intends to invest substantially all
                                                  of its assets in issuers located outside the
                                                  United States, it may at times invest in U.S.
                                                  issuers and under unusual circumstances, it may
                                                  invest all of its assets in fewer than five
                                                  countries or even a single country.

1AG             Janus Aspen Series  Mid Cap       Objective: invests, under normal circumstances,   Janus Capital
2AG             Growth Portfolio: Service         at least 80% of its net assets in equity
                Shares (previously Janus Aspen    securities of mid-sized companies whose market
                Series Aggressive Growth          capitalization falls, at the time of initial
                Portfolio: Service Shares         purchase, in the 12-month average of the
                                                  capitalization ranges of the Russell Midcap
                                                  Growth Index.


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT      INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
1IP             Lazard Retirement International   Objective: long-term capital appreciation.        Lazard Asset Management,
2IP             Equity Portfolio                  Invests primarily in equity securities,           LLC
                                                  principally common stocks, of relatively large
                                                  non-U.S. companies with market capitalizations
                                                  in the range of the Morgan Stanley Capital
                                                  International (MSCI) Europe, Australia and Far
                                                  East (EAFE(R)) Index that the Investment
                                                  Manager believes are undervalued based on their
                                                  earnings, cash flow or asset values.

1MG             MFS(R) Investors Growth Stock     Objective: long-term growth of capital and        MFS Investment Management(R)
2MG             Series - Service Class            future income. Invests at least 80% of its net
                                                  assets in common stocks and related securities
                                                  of companies which MFS(R) believes offer better
                                                  than average prospects for long-term growth.

1MD             MFS(R) New Discovery Series -     Objective: capital appreciation. Invests in at    MFS Investment Management(R)
2MD             Service Class                     least 65% of its net assets in equity
                                                  securities of emerging growth companies.

1IN             Putnam VT International New       Objective: long-term capital appreciation. The    Putnam Investment
2IN             Opportunities Fund - Class IB     fund pursues its goal by investing mainly  in     Management, LLC
                Shares                            common stocks of companies outside the
                                                  United States with a focus on growth stocks.

1VS             Putnam VT Vista Fund - Class IB   Objective: capital appreciation. The fund         Putnam Investment
2VS             Shares                            pursues its goal by investing mainly in common    Management, LLC
                                                  stocks of U.S. companies with a focus on growth
                                                  stocks.

1MI             Royce Micro-Cap Portfolio         Objective: long-term growth of capital. Invests   Royce & Associates, LLC
2MI                                               primarily in a broadly diversified portfolio of
                                                  equity securities issued by micro-cap companies
                                                  (companies with stock market capitalizations
                                                  below $400 million).

1SV             Third Avenue Value Portfolio      Objective: long-term capital appreciation.        Third Avenue Management
2SV                                               Invests primarily in common stocks of well        LLC
                                                  financed, well managed companies at a
                                                  substantial discount to what the Adviser
                                                  believes is their true value.

1IT             Wanger International Small Cap    Objective: long-term growth of capital. Invests   Liberty Wanger Asset
2IT                                               primarily in stocks of small and medium-size      Management, L.P.
                                                  non-U.S. companies with capitalizations of less
                                                  than $2 billion at time of purchase.

1SP             Wanger U.S. Smaller Companies     Objective: long-term growth of capital. Invests   Liberty Wanger Asset
2SP                                               primarily in stocks of small- and medium-size     Management, L.P.
                                                  U.S. companies with capitalizations of less
                                                  than $5 billion at time of purchase.


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT      INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
1AA             Wells Fargo VT Asset Allocation   Objective: long-term total return consistent      Wells Fargo Funds
2AA             Fund                              with reasonable risk. Invests in equity and       Management, LLC, adviser;
                                                  fixed-income securities in varying proportions,   Wells Capital Management
                                                  with "neutral" target allocation of 60% equity    Incorporated, subadviser.
                                                  securities and 40% fixed-income securities. The
                                                  Fund invests its equity portion of assets in
                                                  common stocks to replicate the S&P 500(R) Index
                                                  and its fixed-income portion of assets in U.S.
                                                  Treasury Bonds to replicate the Lehman Brothers
                                                  20+ Treasury Index. The Fund seeks to maintain
                                                  a 95% or better performance correlation with
                                                  the respective indexes.

1WI             Wells Fargo VT International      Objective: total return with an emphasis on       Wells Fargo Funds
2WI             Equity Fund                       long-term capital appreciation. Invests           Management, LLC, adviser;
                                                  principally in equity securities of companies     Wells Capital Management
                                                  based in developed foreign countries or           Incorporated, subadviser.
                                                  emerging markets.

1SG             Wells Fargo VT Small Cap Growth   Objective: long-term capital appreciation.        Wells Fargo Funds
2SG             Fund                              Focus is on companies believed to have            Management, LLC, adviser;
                                                  above-average growth potential or that may be     Wells Capital Management
                                                  involved in new or innovative products,           Incorporated, subadviser.
                                                  services and processes. Invests principally in
                                                  securities of companies with above-average
                                                  growth potential and whose market
                                                  capitalizations equal to or lower than the
                                                  company with the largest market capitalization
                                                  in falls within the range of the Russell 2000
                                                  Index, which is considered a small
                                                  capitalization index.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)


BUYING YOUR CONTRACT

New contracts are not currently being offered. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 90 or younger.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

We applied your initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE SETTLEMENT DATE


Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.


FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the settlement date must be:

-   no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

-   on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

    If paying by installments under a scheduled payment plan:
      $23.08 biweekly, or
      $50 per month

    If paying by any other method:
      $50


(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.


MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)
      $100,000 up to age 85
      $50,000 for ages 86 to 90

(2) These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or
2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS


1 BY LETTER


Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474


2 BY SCHEDULED PAYMENT PLAN


We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-   a bank authorization.

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.


Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.


MAV RIDER FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


EEB RIDER FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. If you chose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


(1) You may select either the MAV or EEB rider. Or you may select the MAV and the EEB. Riders may not be available in all states. The MAV and EEB are only available if you and the annuitant are 75 or younger at the rider effective date.


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) or ten (10) years before surrender. You select the surrender charge period at the time of your application for the contract.* The surrender charge percentages that apply to you are shown in your contract.


* The ten-year surrender charge schedule is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.


  For purposes of calculating any surrender charge, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.
   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

                SEVEN-YEAR SCHEDULE                                        TEN-YEAR SCHEDULE*
YEARS FROM PURCHASE              SURRENDER CHARGE          YEARS FROM PURCHASE              SURRENDER CHARGE
  PAYMENT RECEIPT                   PERCENTAGE               PAYMENT RECEIPT                   PERCENTAGE
        1                                7%                        1                                8%
        2                                7                         2                                8
        3                                7                         3                                8
        4                                6                         4                                7
        5                                5                         5                                7
        6                                4                         6                                6
        7                                2                         7                                5
        Thereafter                       0                         8                                4
                                                                   9                                3
                                                                   10                               2
                                                                   Thereafter                       0

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

         AMOUNT REQUESTED                  $1,000
   --------------------------------   OR   ------  = $1,075.27
       1.00 - SURRENDER CHARGE              .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and applicable prorated MAV Death Benefit or EEB charge.

* The ten-year surrender charge schedule is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:

- The contract date is July 1, 2002 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-   We received these payments:
    -- $10,000 July 1, 2002;
    -- $ 8,000 Dec. 31, 2007;
    -- $ 6,000 Feb. 20, 2010; and

- The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2011 and had not made any other surrenders during that contract year; and

-   The prior anniversary July 1, 2010 contract value was $28,000.

SURRENDER CHARGE        EXPLANATION
     $    0             $2,500 is contract earnings surrendered without charge; and
          0             $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge (from above).
                        10% of $28,000 = $2,800 - $2,500 = $300
          0             $10,000 July 1, 2002 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and
        480             $8,000 Dec. 31, 2007 purchase payment is in its fourth year from receipt, surrendered with a
                        6% surrender charge; and
        420             $6,000 Feb. 20, 2010 purchase payment is in its second year from receipt, surrendered with a 7%
                        surrender charge.
     ------
     $ 900

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

-   surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;

- amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon.

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

- contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;

-   amounts we refund to you during the free look period*;

-   death benefits*; and


- surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 at contract issue. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)


* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-   plus any purchase payment credits allocated to the fixed account;

-   plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

-   minus any prorated portion of the contract administrative charge;


-   minus any prorated portion of the MAV rider fee (if selected); and

-   minus any prorated portion of the EEB rider fee (if selected).


SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount or we assess an administrative charge, surrender charge or any applicable charge for an optional benefit, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-   dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-   additional purchase payments you allocate to the subaccounts;

-   any purchase payment credits allocated to the subaccounts;

-   transfers into or out of the subaccounts;

-   partial surrenders;

-   surrender charges;

-   a prorated portion of the contract administrative charge;


-   a prorated portion of the MAV rider fee (if selected); and/or

-   a prorated portion of the EEB rider fee (if selected).


Accumulation unit values will fluctuate due to:

-   changes in funds' net asset value;

-   dividends distributed to the subaccounts;

-   capital gains or losses of funds;

-   fund operating expenses; and/or

-   mortality and expense risk fees.

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

PURCHASE PAYMENT CREDITS

We add a credit* to your contract in the amount of:

-   1% of each purchase payment received:

    -- if you elect the ten-year surrender charge schedule for your contract; OR -- if you elect the seven-year surrender charge schedule for your contract
       AND your initial purchase payment to the contract is at least $100,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract AND your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.


Surrender charges under the contract may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated them. Because of higher charges, there could be circumstances where you may be worse off purchasing this contract with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full withdrawal in years five through ten. We pay for the credits primarily through revenue from a higher and longer withdrawal charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.


* The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                   NUMBER
                                                                  AMOUNT               ACCUMULATION               OF UNITS
                                            MONTH                INVESTED               UNIT VALUE                PURCHASED
By investing an equal number
of dollars each month...                    Jan                    $100                    $20                       5.00

                                            Feb                     100                     18                       5.56

you automatically buy more                  Mar                     100                     17                       5.88
units when the per unit
market price is low ...           ---->     Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            Jun                     100                     18                       5.56

                                            Jul                     100                     17                       5.88

                                            Aug                     100                     19                       5.26
and fewer units when the per
unit market price is high.         ---->    Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING


You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


We may suspend or modify transfer privileges at any time.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-   not accepting telephone or electronic transfer requests;

-   requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.


For information on transfers after annuity payouts begin, see "Transfer policies" below.


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

TRANSFER POLICIES


- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER


1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:   Contract value or entire account balance


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS


Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT

Transfers or surrenders:   $50

MAXIMUM AMOUNT

Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

3 BY PHONE


Call between 7 a.m. and 10 p.m. Central time:

(800) 862-7919

TTY service for the hearing impaired:

(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance

Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge"), MAV charges (see "Charges -- MAV rider fee"), EEB charges (see "Charges -- EEB rider fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT


1 BY REGULAR OR EXPRESS MAIL


-   payable to you;

-   mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.


2 BY WIRE


-   request that payment be wired to your bank;

-   bank account must be in the same ownership as your contract; and

-   pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

    -- the surrender amount includes a purchase payment check that has not cleared;

    -- the NYSE is closed, except for normal holiday and weekend closings;

    -- trading on the NYSE is restricted, according to SEC rules;

    -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

    -- the SEC permits us to delay payment for the protection of security holders.

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

    -- you are at least age 59 1/2;

    -- you are disabled as defined in the Code;


    -- you severed employment with the employer who purchased the contract; or


    -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV or EEB. The terms of the EEB and the MAV will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."


The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

-   contract value;

-   purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

-   contract value; or

-   purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS

                                     PS X DB
                                     -------
                                       CV

     PS = the partial surrender including any applicable surrender charge.
     DB = the death benefit on the date of (but prior to) the partial surrender. CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND ANNUITANT ARE AGE 80 OR YOUNGER

-   You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

- On Jan 1, 2009 (the sixth contract anniversary) the contract value grows to $30,000.

- March 1, 2009 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500. We calculate the death benefit on March 1, 2009 as follows:

         The contract value on the most recent sixth contract anniversary:       $30,000.00
         plus purchase payments made since that anniversary:                          +0.00
         minus adjusted partial surrenders taken since that anniversary calculated as:

         $1,500 X $30,000
         ----------------                                                         -1,607.14
              $28,000                                                            ----------

         for a death benefit of:                                                 $28,392.86


IF YOU DIE BEFORE YOUR SETTLEMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


    - the beneficiary asks us in writing within 60 days after we receive proof of death; and

    -  payouts begin no later than one year following the year of your death;
       and

    - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract. We will determine the rider effective date for the MAV added after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date, we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE MAV


- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.


EXAMPLE


-   You add the MAV on Jan. 1, 2003 when your contract value is $20,000.


- On Jan. 1, 2004 (the first contract anniversary after the rider effective date) the contract value grows to $24,000.

- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS
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

We calculate the death benefit on March 1, 2004 as follows:


The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:


        Greatest of your contract anniversary contract values:                      $24,000
        plus purchase payments made since that anniversary:                              +0
        minus adjusted partial surrenders, calculated as:

        $1,500 X $24,000  =
        ----------------                                                             -1,636
             $22,000                                                                -------

        for a death benefit of:                                                     $22,364


NONQUALIFIED ANNUITIES: If you die before the settlement date and your spouse is the only beneficiary, your spouse may choose to keep the contract and become the contract owner. The contract will then value equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

QUALIFIED ANNUITIES: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT

The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides reduced benefits if you or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary after the rider effective date. The EEB also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.

If this EEB rider is available in your state and both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract. We will determine the rider effective date for the EEB added after we issue the contract according to terms determined by us and at our sole discretion.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEB provides that if you or the annuitant dies after the first contract anniversary after the rider effective date, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:


- the standard death benefit amount (see "Benefits in Case of Death - Standard Benefit") or the MAV death benefit amount, if applicable,


PLUS


- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or

- 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

EARNINGS AT DEATH FOR THE EEB: If the rider effective date for the EEB is the contract issue date, earnings at death is an amount equal to:


- the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")

-   MINUS purchase payments not previously surrendered.


The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

-   MINUS the greater of:


    - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

    - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date.

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.


The earnings at death may not be less than zero and may not be more than 250% multiplied by:

-   the greater of:


    - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

    - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.


TERMINATING THE EEB


- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

EXAMPLE OF THE EEB

- You purchased the contract on Jan. 1, 2003 with a purchase payment of $100,000. You add the EEB rider Jan. 1, 2005 when your contract value is $100,000 and both you and the annuitant are under age 70. You selected the seven-year surrender charge schedule, the MAV and the EEB.


- On July 1, 2005 the contract value grows to $105,000. The death benefit on July 1, 2005 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary after the rider effective date so the EEB does not provide any additional benefit at this time.

- On Jan. 1, 2006 the contract value grows to $110,000. The death benefit on Jan. 1, 2006 equals:


    MAV death benefit amount (contract value):                                           $110,000
    plus the EEB which equals 40% of earnings
       at death (MAV death benefit amount minus payments not
       previously surrendered):
       0.40 X ($110,000 - $100,000) =                                                      +4,000
                                                                                         --------
    Total death benefit of:                                                              $114,000


- On Jan. 1, 2007 the contract value falls to $105,000. The death benefit on Jan. 1, 2007 equals:


    MAV death benefit amount (maximum anniversary value):                                $110,000
    plus the EEB (40% of earnings at death):
       0.40 X ($110,000 - $100,000) =                                                      +4,000
                                                                                         --------
    Total death benefit of:                                                              $114,000


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

- On Feb. 1, 2007 the contract value remains at $105, 000 and you request a partial surrender, including the applicable 5% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 5% surrender charge because your purchase payment is four years old, so we will surrender $39,500 ($37,525 + $1,975 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:

    MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):



      $110,000 -  ($50,000 X $110,000)  =                                                $57,619
                  --------------------
                      $105,000
      plus the EEB (40% of earnings at death):
      0.40 X ($57,619 - $55,000) =                                                        +1,048
                                                                                        --------
    Total death benefit of:                                                              $58,667


- On Jan. 1, 2008 the contract value falls by $40,000. The death benefit on Jan. 1, 2008 equals the death benefit paid on Feb. 1, 2007. The reduction in contract value has no effect.

- On Jan. 1, 2014 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2014 equals:


    MAV death benefit amount (contract value):                                           $200,000
    plus the EEB (40% of earnings at death)
       0.40 X 2.50 X ($55,000) =                                                          +55,000
                                                                                         --------
    Total death benefit of:                                                              $255,000


- On July 1, 2014 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit on July 1, 2014 equals:


    MAV death benefit amount (contract value):                                           $250,000
    plus the EEB(40% of earnings at death, up to a
       maximum of 100% of purchase payments not previously
       surrendered that are one or more years old)
       0.40 X 2.50 X ($55,000) =                                                          +55,000
                                                                                         --------
    Total death benefit of:                                                              $305,000


- On July 1, 2015 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2015 equals:


    MAV death benefit amount (contract value):                                          $250,000
    plus the EEB which equals 40% of earnings
      at death (the standard death benefit amount minus payments not previously surrendered):
      0.40 X ($250,000 - $105,000) =                                                     +58,000
                                                                                        --------
   Total death benefit of:                                                              $308,000



If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract then he or she may choose to continue the EEB. In this case, the following conditions will apply:


- the rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death " payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the rider charges described in "Charges - Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-   the annuity payout plan you select;

-   the annuitant's age and, in most cases, sex;

-   the annuity table in the contract; and

-   the amounts you allocated to the accounts at settlement.


In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."


ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a surrender. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.


ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS FROM NONQUALIFIED ANNUITIES: If you surrender part or all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

SURRENDERS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the annuity that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE DEATH BENEFIT RIDERS (MAV OR
EEB): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.


PENALTIES: In general, if you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, if you have a SIMPLE IRA and if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:


-   because of your death;

-   because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


-   the payout is a minimum distribution required under the Code;

-   the payout is made on account of an eligible hardship; or

-   the payout is a corrective distribution.


Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS tax penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS LIFE'S TAX STATUS: IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-   the reserve held in each subaccount for your contract; divided by

-   the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-   laws or regulations change;

-   the existing funds become unavailable; or

-   in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-   add new subaccounts;

-   combine any two or more subaccounts;

-   make additional subaccounts investing in additional funds;

-   transfer assets to and from the subaccounts or the variable account; and

-   eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS


ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 3,600 registered branch offices and more than 10,100 financial advisors.

IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments received. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. We and our affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts (BENACQUISTO V. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 12/13/96; MORK, ET. AL. V. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 3/21/97; THORESEN V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98). A fourth lawsuit was filed against us and our affiliates in federal court (BENACQUISTO, ET. AL. V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

In November 2002, a suit, captioned HARITOS ET. AL. V. AMERICAN EXPRESS FINANCIAL CORPORATION AND IDS LIFE INSURANCE COMPANY, was filed in the United States District Court for the District of Arizona. The suit is filed by the plaintiffs who purport to represent a class of all persons that have purchased financial plans from AEFA advisors during an undefined class period. Plaintiffs allege that the sale of the plans violate the Investment Advisers Act of 1940. The suit seeks an unspecified amount of damages, rescission and injunctive relief. We believe that we have meritorious defenses to this suit and intend to defend this case vigorously.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                                  p.  3
Calculating Annuity Payouts                              p. 30
Rating Agencies                                          p. 31
Principal Underwriter                                    p. 31
Independent Auditors                                     p. 31
Financial Statements


       AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919

                                                                 S-6467 G (5/03)

PROSPECTUS

MAY 1, 2003


AMERICAN EXPRESS

RETIREMENT ADVISOR VARIABLE ANNUITY(R) - BAND 3


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY FOR:


- current or retired employees of American Express Financial Corporation or its subsidiaries and their spouses (employees),

- current or retired American Express financial advisors and their spouses (advisors), and

- individuals investing an initial purchase payment of $1 million (other individuals).

NEW AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R) - BAND 3 CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


ISSUED BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)


            70100 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            americanexpress.com


            IDS LIFE VARIABLE ACCOUNT 10


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds

-    AIM Variable Insurance Funds

-    American Century(R) Variable Portfolios, Inc.

-    Calvert Variable Series, Inc.


-    Credit Suisse Trust


-    Fidelity(R) Variable Insurance Products Funds - Service Class

-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2

-    Goldman Sachs Variable Insurance Trust (VIT)

-    Janus Aspen Series: Service Shares

-    Lazard Retirement Series, Inc.

-    MFS(R) Variable Insurance Trust(SM)

-    Putnam Variable Trust - Class IB Shares

-    Royce Capital Fund

-    Third Avenue Variable Series Trust

-    Wanger Advisors Trust

-    Wells Fargo Variable Trust Funds

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.


This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. IDS Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the Fund prospectuses. Do not rely on any such information or representations.


IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                    9
FINANCIAL STATEMENTS                                                          14
PERFORMANCE INFORMATION                                                       14
THE VARIABLE ACCOUNT AND THE FUNDS                                            15
THE FIXED ACCOUNT                                                             22
BUYING YOUR CONTRACT                                                          22
CHARGES                                                                       24
VALUING YOUR INVESTMENT                                                       25
MAKING THE MOST OF YOUR CONTRACT                                              26
SURRENDERS                                                                    29
TSA -- SPECIAL SURRENDER PROVISIONS                                           29
CHANGING OWNERSHIP                                                            30
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT                           30
OPTIONAL BENEFITS                                                             32
THE ANNUITY PAYOUT PERIOD                                                     35
TAXES                                                                         37
VOTING RIGHTS                                                                 39
SUBSTITUTION OF INVESTMENTS                                                   39
ABOUT THE SERVICE PROVIDERS                                                   40
TABLE OF CONTENTS OF THE
   STATEMENT OF ADDITIONAL INFORMATION                                        41


   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


ENHANCED EARNINGS DEATH BENEFIT (EEB): This is an optional benefit you can add to your contract for an extra charge. It is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.


FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an extra charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    SIMPLE IRAs under Section 408(p) of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Plans under Section 401(k) of the Code

-    Custodial and trusteed plans under Section 401(a) of the Code

-    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.


RIDER: You receive a rider when you purchase the EEB and/or MAV. The rider adds the terms of the optional benefit to your contract.


RIDER EFFECTIVE DATE: The date you add a rider to your contract.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).


Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 15)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 22)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. 22)


MINIMUM ALLOWABLE PURCHASE PAYMENTS

   If paying by installments under a scheduled payment plan:

      $23.08 biweekly, or
      $50 per month

   If paying by any other method:

      $50

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS

For employees/advisors:

      $100,000 up to age 85
      $50,000 for ages 86 to 90

For other individuals:

      $100,000


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 27)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 29)

   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 30)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 30)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 32)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 35)

TAXES: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 37)


CHARGES: We assess certain charges in connection with your contract:

-    $30 annual contract administrative charge;


- a 0.55% mortality and expense risk fee (if you allocate money to one or more subaccounts);


- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract);

-    the operating expenses of the funds in which the subaccounts invest;


-    if you select the MAV, an annual fee of 0.15% of the contract value; and

-    if you select the EEB, an annual fee of 0.30% of the contract value.


EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.


CONTRACT OWNER TRANSACTION EXPENSES


SURRENDER CHARGE                                                                        0%



A surrender charge applies to payouts under certain annuity payout plans (See "Charges -- Surrender Charge" p. 24 and "The Annuity Payout Period -- Annuity Payout Plans" p. 36).

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                      $30
(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

MAV RIDER FEE                                                                             0.15%*
(As a percentage of the contract value charged annually at the contract anniversary.)

EEB RIDER FEE                                                                             0.30%*
(As a percentage of the contract value charged annually at the contract anniversary.)

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value.)

MORTALITY AND EXPENSE RISK FEE                                                            0.55%



* This fee applies only if you elect this optional feature


   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE TOTAL FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                    MINIMUM       MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements           .69%          3.14%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                  GROSS TOTAL
                                                                         MANAGEMENT       12b-1        OTHER         ANNUAL
                                                                            FEES          FEES        EXPENSES      EXPENSES
AXP(R) Variable Portfolio -
       Blue Chip Advantage Fund                                              .53%          .13%          .13%          .79%(1)
       Bond Fund                                                             .60           .13           .07           .80(1)
       Capital Resource Fund                                                 .62           .13           .05           .80(1)
       Cash Management Fund                                                  .51           .13           .05           .69(1)
       Diversified Equity Income Fund                                        .56           .13           .18           .87(1)
       Emerging Markets Fund                                                1.18           .13          1.05          2.36(2)
       Equity Select Fund                                                    .69           .13           .57          1.39(2)
       Extra Income Fund                                                     .62           .13           .08           .83(1)
       Federal Income Fund                                                   .61           .13           .09           .83(1)
       Global Bond Fund                                                      .84           .13           .11          1.08(1)
       Growth Fund                                                           .56           .13           .12           .81(1)
       International Fund                                                    .84           .13           .10          1.07(1)
       Managed Fund                                                          .60           .13           .04           .77(1)
       NEW DIMENSIONS FUND(R)                                                .61           .13           .05           .79(1)
       S&P 500 Index Fund                                                    .29           .13           .40           .82(2)
       Small Cap Advantage Fund                                              .73           .13           .25          1.11(1)
       Strategy Aggressive Fund                                              .62           .13           .06           .81(1)
AIM V.I
       Capital Appreciation Fund, Series I Shares                            .61            --           .24           .85(3)
       Capital Development Fund, Series I Shares                             .75            --           .39          1.14(3)
American Century(R) Variable Portfolios, Inc.
       VP International, Class I                                            1.30            --            --          1.30(4)
       VP Value, Class I                                                     .95            --            --           .95(4)
Calvert Variable Series, Inc.
       Social Balanced Portfolio                                             .70            --           .21           .91(5)
Credit Suisse Trust
       Emerging Growth Portfolio                                             .90            --           .46          1.36(6)
Fidelity(R) VIP
       Growth & Income Portfolio Service Class                               .48           .10           .11           .69(7)
       Mid Cap Portfolio Service Class                                       .58           .10           .12           .80(7)
       Overseas Portfolio Service Class                                      .73           .10           .17          1.00(7)

   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                  GROSS TOTAL
                                                                         MANAGEMENT       12b-1        OTHER         ANNUAL
                                                                            FEES          FEES        EXPENSES      EXPENSES
FTVIPT
      Franklin Real Estate Fund - Class 2                                    .53%          .25%          .04%          .82%(8),(9)
      Franklin Small Cap Value Securities Fund - Class 2                     .59           .25           .20          1.04(9),(10)
      Templeton Foreign Securities Fund - Class 2                            .70           .25           .20          1.15(9),(10)
Goldman Sachs VIT
      CORE(SM) Small Cap Equity Fund                                         .75            --           .50          1.25(11)
      CORE(SM) U.S. Equity Fund                                              .70            --           .16           .86(11)
      Mid Cap Value Fund                                                     .80            --           .13           .93(11)
Janus Aspen Series
      Global Technology Portfolio: Service Shares                            .65           .25           .07           .97(12)
      International Growth Portfolio: Service Share                          .65           .25           .09           .99(12)
      Mid Cap Growth Portfolio: Service Shares                               .65           .25           .02           .92(12)
      (previously Janus Aspen Series Aggressive
        Growth Portfolio: Service Shares)
Lazard Retirement Series
      International Equity Portfolio                                         .75           .25           .65          1.65(13)
MFS(R)
      Investors Growth Stock Series - Service Class                          .75           .25           .13          1.13(14),(15)
      New Discovery Series - Service Class                                   .90           .25           .15          1.30(14),(15)
Putnam Variable Trust
      Putnam VT International New Opportunities Fund - Class IB Shares      1.00           .25           .27          1.52(7)
      Putnam VT Vista Fund - Class IB Shares                                 .64           .25           .10           .99(7)
Royce Capital Fund
      Micro-Cap Portfolio                                                   1.25            --           .13          1.38(16)
Third Avenue
      Value Portfolio                                                        .90            --           .40          1.30(17)
Wanger
      International Small Cap                                               1.24            --           .23          1.47(18)
      U.S. Smaller Companies                                                 .94            --           .11          1.05(18)
Wells Fargo VT
      Asset Allocation Fund                                                  .55           .25           .23          1.03(19)
      International Equity Fund                                              .75           .25          2.14          3.14(19)
      Small Cap Growth Fund                                                  .75           .25           .33          1.33(19)


We entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund, 1.10% for AXP(R) Variable Portfolio - Equity Select Fund and 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund.

(3) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) Annualized operating expenses of funds at Dec. 31, 2002. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(5) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fee paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(6) Expenses are shown before fee waivers and expense reimbursements. Fee waivers and expense reimbursements or credits are expected to reduce expenses for the Emerging Growth Portfolio during 2003 but may be discontinued at any time. The total expense ratios after the waiver and reimbursements would have been: Credit Suisse Trust Emerging Growth Portfolio (.79%, 0%, .46% and 1.25%).


   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

(7) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(8)  The Fund administration fee is paid indirectly through the management fee.

(9) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(10) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission

(11) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.29%, 0.24% and 0.29% of the average daily net assets of the CORE(SM) Small Cap Equity, CORE(SM) US. Equity, and Mid Cap Value Fund, respectively. The expenses shown do not include these expense reductions and limitations. There were no expense reductions and limitations for Mid Cap Value or CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.

(12) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2002. All expenses are shown without the effect of expense offset arrangements.

(13) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2002, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.

(14) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(15) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series and 1.29% for New Discovery Series.

(16) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2003 and 1.99% through Dec. 31, 2010. After fee waivers "Other expenses" and "Gross total annual expenses" would be 0.10% and 1.35% for Royce Micro-Cap Portfolio.

(17) The Fund's expenses figures are based on actual expenses before fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2002. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.35% and 1.25% for Third Avenue Value Portfolio. Waivers and/or reimbursements are voluntary and may be terminated at the managers discretion.

(18) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2002. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on July 31, 2003.

(19) Other expenses have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. The adviser has committed through April 30, 2004 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio as follows. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.00% for Wells Fargo VT Asset Allocation Fund, 0% and 1.00% for Wells Fargo VT International Equity Fund and 0.20% and 1.20% for Wells Fargo VT Small Cap Growth Fund.


EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.


THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds. They assume that you select both the optional MAV and EEB. Although your actual costs may be higher or lower, based on this assumption, your costs would be:


                                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                               $   431.12   $ 1,302.27   $ 2,185.48   $ 4,447.27


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                               $   133.87   $   416.48   $   720.17   $ 1,582.18



* In these examples, the $30 contract administrative charge is approximated as a ..066% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to this contract by the total average net assets that are attributable to the contract.


   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.


YEAR ENDED DEC. 31,                                                          2002           2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BC3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $       0.82   $       0.99   $       1.11   $       1.00
Accumulation unit value at end of period                                 $       0.63   $       0.82   $       0.99   $       1.11
Number of accumulation units outstanding at end of period (000 omitted)           314            729            454            211
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BD3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                           $       1.14   $       1.06   $       1.02   $       1.00
Accumulation unit value at end of period                                 $       1.20   $       1.14   $       1.06   $       1.02
Number of accumulation units outstanding at end of period (000 omitted)           762            985            410             47
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CR3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                           $       0.76   $       0.94   $       1.14   $       1.00
Accumulation unit value at end of period                                 $       0.59   $       0.76   $       0.94   $       1.14
Number of accumulation units outstanding at end of period (000 omitted)           202            291            266            872
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CM3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                           $       1.10   $       1.07   $       1.01   $       1.00
Accumulation unit value at end of period                                 $       1.11   $       1.10   $       1.07   $       1.01
Number of accumulation units outstanding at end of period (000 omitted)         3,911          5,658          6,615          2,266
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
Simple yield(2)                                                                  0.23%          1.04%          5.31%          5.51%
Compound yield(2)                                                                0.23%          1.05%          5.45%          5.66%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DE3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                           $       1.02   $       1.01   $       1.02   $       1.00
Accumulation unit value at end of period                                 $       0.82   $       1.02   $       1.01   $       1.02
Number of accumulation units outstanding at end of period (000 omitted)         1,262            281            218             23
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EM3(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                           $       0.73   $       0.75   $       1.00             --
Accumulation unit value at end of period                                 $       0.69   $       0.73   $       0.75             --
Number of accumulation units outstanding at end of period (000 omitted)           277              3              1             --
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%            --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ES3(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                           $       1.01   $       1.00             --             --
Accumulation unit value at end of period                                 $       0.87   $       1.01             --             --
Number of accumulation units outstanding at end of period (000 omitted)           328             38             --             --
Ratio of operating expense to average net assets                                 0.55%          0.55%            --             --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EI3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                           $       0.95   $       0.91   $       1.01   $       1.00
Accumulation unit value at end of period                                 $       0.89   $       0.95   $       0.91   $       1.01
Number of accumulation units outstanding at end of period (000 omitted)         1,480          1,549          1,186             48
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FI3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                           $       1.15   $       1.09   $       1.01   $       1.00
Accumulation unit value at end of period                                 $       1.21   $       1.15   $       1.09   $       1.01
Number of accumulation units outstanding at end of period (000 omitted)         1,275            592              1             10
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GB3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                           $       1.04   $       1.03   $       1.00   $       1.00
Accumulation unit value at end of period                                 $       1.18   $       1.04   $       1.03   $       1.00
Number of accumulation units outstanding at end of period (000 omitted)           251            249              4              3
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------


   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

YEAR ENDED DEC. 31,                                                          2002           2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GR3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                           $       0.64   $       0.94   $       1.17   $       1.00
Accumulation unit value at end of period                                 $       0.47   $       0.64   $       0.94   $       1.17
Number of accumulation units outstanding at end of period (000 omitted)         1,064          1,285          1,762            401
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IE3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                           $       0.67   $       0.95   $       1.27   $       1.00
Accumulation unit value at end of period                                 $       0.55   $       0.67   $       0.95   $       1.27
Number of accumulation units outstanding at end of period (000 omitted)           488             65             81            133
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT MF3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                           $       0.94   $       1.06   $       1.09   $       1.00
Accumulation unit value at end of period                                 $       0.81   $       0.94   $       1.06   $       1.09
Number of accumulation units outstanding at end of period (000 omitted)           120            296            145             10
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ND3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                           $       0.89   $       1.08   $       1.19   $       1.00
Accumulation unit value at end of period                                 $       0.69   $       0.89   $       1.08   $       1.19
Number of accumulation units outstanding at end of period (000 omitted)         3,029          3,252          3,919            426
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IV3(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                           $       0.79   $       0.90   $       1.00             --
Accumulation unit value at end of period                                 $       0.61   $       0.79   $       0.90             --
Number of accumulation units outstanding at end of period (000 omitted)           973            770            285             --
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%            --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SC3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $       1.08   $       1.16   $       1.12   $       1.00
Accumulation unit value at end of period                                 $       0.89   $       1.08   $       1.16   $       1.12
Number of accumulation units outstanding at end of period (000 omitted)           393            378            286             28
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SA3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                           $       0.81   $       1.22   $       1.52   $       1.00
Accumulation unit value at end of period                                 $       0.55   $       0.81   $       1.22   $       1.52
Number of accumulation units outstanding at end of period (000 omitted)           386            607            798             33
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3CA(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                           $       0.89   $       1.17   $       1.31   $       1.00
Accumulation unit value at end of period                                 $       0.67   $       0.89   $       1.17   $       1.31
Number of accumulation units outstanding at end of period (000 omitted)         1,024          1,358          1,343            185
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3CD(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                           $       1.26   $       1.38   $       1.27   $       1.00
Accumulation unit value at end of period                                 $       0.98   $       1.26   $       1.38   $       1.27
Number of accumulation units outstanding at end of period (000 omitted)           302            394            318              4
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3IF(1) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS I)
Accumulation unit value at beginning of period                           $       0.84   $       1.19   $       1.44   $       1.00
Accumulation unit value at end of period                                 $       0.66   $       0.84   $       1.19   $       1.44
Number of accumulation units outstanding at end of period (000 omitted)           634            781            532              9
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3VA(1) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS I)
Accumulation unit value at beginning of period                           $       1.21   $       1.08   $       0.92   $       1.00
Accumulation unit value at end of period                                 $       1.06   $       1.21   $       1.08   $       0.92
Number of accumulation units outstanding at end of period (000 omitted)           766            506            435             59
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------


   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

YEAR ENDED DEC. 31,                                                          2002           2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3SR(3) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                           $       0.89   $       0.96   $       1.00             --
Accumulation unit value at end of period                                 $       0.78   $       0.89   $       0.96             --
Number of accumulation units outstanding at end of period (000 omitted)             8              6              5             --
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%            --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3EG(5) (INVESTING IN SHARES OF CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                           $       1.07   $       1.29   $       1.32   $       1.00
Accumulation unit value at end of period                                 $       0.75   $       1.07   $       1.29   $       1.32
Number of accumulation units outstanding at end of period (000 omitted)           421            467            891             17
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3GI(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                           $       0.91   $       1.00   $       1.05   $       1.00
Accumulation unit value at end of period                                 $       0.75   $       0.91   $       1.00   $       1.05
Number of accumulation units outstanding at end of period (000 omitted)         1,172          1,090            764            445
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3MP(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                           $       1.59   $       1.65   $       1.24   $       1.00
Accumulation unit value at end of period                                 $       1.42   $       1.59   $       1.65   $       1.24
Number of accumulation units outstanding at end of period (000 omitted)           862            781            616            102
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3OS(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                           $       0.77   $       0.99   $       1.23   $       1.00
Accumulation unit value at end of period                                 $       0.61   $       0.77   $       0.99   $       1.23
Number of accumulation units outstanding at end of period (000 omitted)            82            114            116             25
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3RE(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                           $       1.35   $       1.26   $       0.96   $       1.00
Accumulation unit value at end of period                                 $       1.37   $       1.35   $       1.26   $       0.96
Number of accumulation units outstanding at end of period (000 omitted)           205            211            148              4
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3SI(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $       1.35   $       1.20   $       0.96   $       1.00
Accumulation unit value at end of period                                 $       1.22   $       1.35   $       1.20   $       0.96
Number of accumulation units outstanding at end of period (000 omitted)           282            150              9              2
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3TF(6),(7) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $       1.00             --             --             --
Accumulation unit value at end of period                                 $       0.84             --             --             --
Number of accumulation units outstanding at end of period (000 omitted)           182             --             --             --
Ratio of operating expense to average net assets                                 0.55%            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3SE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) SMALL CAP EQUITY FUND)
Accumulation unit value at beginning of period                           $       1.19   $       1.15   $       1.13   $       1.00
Accumulation unit value at end of period                                 $       1.01   $       1.19   $       1.15   $       1.13
Number of accumulation units outstanding at end of period (000 omitted)            87             97            100             41
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3UE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                           $       0.87   $       0.99   $       1.10   $       1.00
Accumulation unit value at end of period                                 $       0.67   $       0.87   $       0.99   $       1.10
Number of accumulation units outstanding at end of period (000 omitted)           694            943            577            170
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3MC(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                           $       1.38   $       1.24   $       0.95   $       1.00
Accumulation unit value at end of period                                 $       1.31   $       1.38   $       1.24   $       0.95
Number of accumulation units outstanding at end of period (000 omitted)           450            200             15              8
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------


   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

YEAR ENDED DEC. 31,                                                          2002           2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3GT(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                           $       0.43   $       0.68   $       1.00             --
Accumulation unit value at end of period                                 $       0.25   $       0.43   $       0.68             --
Number of accumulation units outstanding at end of period (000 omitted)           343            202            310             --
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%            --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3IG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                           $       0.61   $       0.80   $       1.00             --
Accumulation unit value at end of period                                 $       0.45   $       0.61   $       0.80             --
Number of accumulation units outstanding at end of period (000 omitted)           875            606            556             --
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%            --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3AG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES MID CAP PORTFOLIO: SERVICE SHARES)
(PREVIOUSLY JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                           $       0.42   $       0.70   $       1.00             --
Accumulation unit value at end of period                                 $       0.30   $       0.42   $       0.70             --
Number of accumulation units outstanding at end of period (000 omitted)           246            280            343             --
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%            --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3IP(1) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                           $       0.73   $       0.96   $       1.07   $       1.00
Accumulation unit value at end of period                                 $       0.65   $       0.73   $       0.96   $       1.07
Number of accumulation units outstanding at end of period (000 omitted)           636            253             57              8
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3MG(3) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $       0.68   $       0.91   $       1.00             --
Accumulation unit value at end of period                                 $       0.49   $       0.68   $       0.91             --
Number of accumulation units outstanding at end of period (000 omitted)           785            913            533             --
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%            --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3MD(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                           $       0.90   $       0.96   $       1.00             --
Accumulation unit value at end of period                                 $       0.61   $       0.90   $       0.96             --
Number of accumulation units outstanding at end of period (000 omitted)           485            548            352             --
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%            --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3IN(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $       0.66   $       0.92   $       1.52   $       1.00
Accumulation unit value at end of period                                 $       0.56   $       0.66   $       0.92   $       1.52
Number of accumulation units outstanding at end of period (000 omitted)           914          1,347          1,802             87
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3VS(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $       0.86   $       1.29   $       1.36   $       1.00
Accumulation unit value at end of period                                 $       0.59   $       0.86   $       1.29   $       1.36
Number of accumulation units outstanding at end of period (000 omitted)           525          1,092          1,330            183
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3MI(1) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning of period                           $       1.75   $       1.36   $       1.15   $       1.00
Accumulation unit value at end of period                                 $       1.52   $       1.75   $       1.36   $       1.15
Number of accumulation units outstanding at end of period (000 omitted)           453            344            193             19
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3SV(5) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at beginning of period                           $       1.71   $       1.51   $       1.08   $       1.00
Accumulation unit value at end of period                                 $       1.52   $       1.71   $       1.51   $       1.08
Number of accumulation units outstanding at end of period (000 omitted)           279            314             70            120
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3IT(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                           $       0.85   $       1.09   $       1.51   $       1.00
Accumulation unit value at end of period                                 $       0.73   $       0.85   $       1.09   $       1.51
Number of accumulation units outstanding at end of period (000 omitted)         1,484            769            599            112
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------


   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

YEAR ENDED DEC. 31,                                                          2002           2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3SP(1) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
Accumulation unit value at beginning of period                           $       1.17   $       1.05   $       1.15   $       1.00
Accumulation unit value at end of period                                 $       0.96   $       1.17   $       1.05   $       1.15
Number of accumulation units outstanding at end of period (000 omitted)           847            820            990            125
Ratio of operating expense to average net assets                                 0.55%          0.55%          0.55%          0.55%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3AA(4) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                           $       0.97   $       1.00             --             --
Accumulation unit value at end of period                                 $       0.84   $       0.97             --             --
Number of accumulation units outstanding at end of period (000 omitted)            29              8             --             --
Ratio of operating expense to average net assets                                 0.55%          0.55%            --             --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3WI(4) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                           $       0.90   $       1.00             --             --
Accumulation unit value at end of period                                 $       0.69   $       0.90             --             --
Number of accumulation units outstanding at end of period (000 omitted)           144              1             --             --
Ratio of operating expense to average net assets                                 0.55%          0.55%            --             --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3SG(4) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                           $       0.94   $       1.00             --             --
Accumulation unit value at end of period                                 $       0.58   $       0.94             --             --
Number of accumulation units outstanding at end of period (000 omitted)             6              2             --             --
Ratio of operating expense to average net assets                                 0.55%          0.55%            --             --
----------------------------------------------------------------------------------------------------------------------------------

(1)  Operations commenced on Sept. 15, 1999.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3)  Operations commenced on May 1, 2000.

(4)  Operations commenced on May 1, 2001.

(5)  Operations commenced on Sept. 21, 1999.

(6)  Operations commenced on March 1, 2002.

(7) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.


   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. However, we show performance from the commencement date of the funds as if the subaccounts invested in them existed at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs.

Total return figures reflect deduction of the following charges:

-    contract administrative charge,

-    mortality and expense risk fee,


-    MAV rider fee, and

-    EEB rider fee.

We may also show optional total return quotations that reflect deduction of the MAV and/or EEB rider fee. We also show optional total return quotations that do not reflect fees for any of the optional features.


AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT         INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
BC3                AXP(R) Variable Portfolio -    Objective: long-term total return exceeding       IDS Life, adviser; American
                   Blue Chip Advantage Fund       that of the U.S. stock market. Invests            Express Financial Corporation
                                                  primarily in blue chip stocks.                    (AEFC), subadviser.
                                                  Blue chip stocks are issued by companies
                                                  with a market capitalization of at least
                                                  $1 billion, an established management, a
                                                  history of consistent earnings and a leading
                                                  position within their respective industries.

BD3                AXP(R) Variable Portfolio -    Objective: high level of current income while     IDS Life, adviser; AEFC,
                   Bond Fund                      conserving the value of the investment and        subadviser.
                   (effective 6-27-03             continuing a high level of income for the
                   AXP(R) Variable Portfolio -    longest time period. Invests primarily in
                   Bond Fund will change to       bonds and other debt obligations.
                   AXP(R) Variable Portfolio -
                   Diversified Bond Fund)

CR3                AXP(R) Variable Portfolio -    Objective: capital appreciation. Invests          IDS Life, adviser; AEFC,
                   Capital Resource Fund          primarily in U.S. common stocks and other         subadviser.
                                                  securities convertible into common stocks.

CM3                AXP(R) Variable Portfolio -    Objective: maximum current income consistent      IDS Life, adviser; AEFC,
                   Cash Management Fund           with liquidity and stability of principal.        subadviser.
                                                  Invests primarily in money market securities.

DE3                AXP(R) Variable Portfolio -    Objective: high level of current income and,      IDS Life, adviser; AEFC,
                   Diversified Equity Income      as a secondary goal, steady growth of             subadviser.
                   Fund                           capital. Invests primarily in dividend-paying
                                                  common and preferred stocks.

EM3                AXP(R) Variable Portfolio -    Objective: long-term capital growth. Invests      IDS Life, adviser; AEFC,
                   Emerging Markets Fund          primarily in equity securities of companies       subadviser;  American
                                                  in emerging market countries.                     Express Asset Management
                                                                                                    International, Inc.,  a
                                                                                                    wholly-owned subsidiary of
                                                                                                    AEFC, subadviser.

ES3                AXP(R) Variable Portfolio -    Objective: growth of capital. Invests             IDS Life, adviser; AEFC,
                   Equity Select Fund             primarily in equity securities of                 subadviser.
                                                  medium-sized companies.

EI3                AXP(R) Variable Portfolio -    Objective: high current income, with capital      IDS Life, adviser; AEFC,
                   Extra Income Fund              growth as a secondary objective. Invests          subadviser.
                   (effective 6-27-03             primarily in high-yielding, high-risk
                   AXP(R) Variable Portfolio -    corporate bonds (junk bonds) issued by U.S.
                   Extra Income Fund will         and foreign companies and governments.
                   change to AXP(R) Variable
                   Portfolio - High Yield
                   Bond Fund)


   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

SUBACCOUNT         INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
FI3                AXP(R) Variable Portfolio -    Objective: a high level of current income and     IDS Life, adviser; AEFC,
                   Federal Income Fund            safety of principal consistent with an            subadviser.
                   (effective 6-27-03 AXP(R)      investment in U.S. government and government
                   Variable Portfolio -           agency securities. Invests primarily in debt
                   Federal Income Fund will       obligations issued or guaranteed as to
                   change to AXP(R) Variable      principal and interest by the U.S.
                   Portfolio - Short Term         government, its agencies or instrumentalities.
                   U.S. Government Fund)

GB3                AXP(R) Variable Portfolio -    Objective: high total return through income       IDS Life, adviser; AEFC,
                   Global Bond Fund               and growth of capital. Non-diversified mutual     subadviser.
                                                  fund that invests primarily in debt
                                                  obligations of U.S. and foreign issuers.

GR3                AXP(R) Variable Portfolio -    Objective: long-term capital growth. Invests      IDS Life, adviser; AEFC,
                   Growth Fund                    primarily in common stocks and securities         subadviser.
                                                  convertible into common stocks that appear to
                                                  offer growth opportunities.

IE3                AXP(R) Variable Portfolio -    Objective: capital appreciation. Invests          IDS Life, adviser; AEFC,
                   International Fund             primarily in common stocks or convertible         subadviser;  American
                                                  securities of foreign issuers that offer          Express Asset Management
                                                  strong growth potential.                          International, Inc.,  a
                                                                                                    wholly-owned subsidiary of
                                                                                                    AEFC, subadviser.

MF3                AXP(R) Variable Portfolio -    Objective: maximum total investment return        IDS Life, adviser; AEFC,
                   Managed Fund                   through a combination of capital growth and       subadviser.
                                                  current income. Invests primarily in a
                                                  combination of common and preferred stocks,
                                                  convertible securities, bonds and other debt
                                                  securities.

ND3                AXP(R) Variable Portfolio -    Objective: long-term growth of capital.           IDS Life, adviser; AEFC,
                   NEW DIMENSIONS FUND(R)         Invests primarily in common stocks showing        subadviser.
                                                  potential for significant growth.

IV3                AXP(R) Variable Portfolio -    Objective: long-term capital appreciation.        IDS Life, adviser; AEFC,
                   S&P 500 Index Fund             Non-diversified fund that invests primarily       subadviser.
                                                  in securities that are expected to provide
                                                  investment results that correspond to the
                                                  performance of the S&P 500(R) Index.

SC3                AXP(R) Variable Portfolio -    Objective: long-term capital growth. Invests      IDS Life, adviser; AEFC,
                   Small Cap Advantage Fund       primarily in equity stocks of small companies     subadviser;  Kenwood Capital
                                                  that are often included in the Russell 2000       Management LLC, subadviser.
                                                  Index and/or have market capitalization
                                                  under $2 billion.

SA3                AXP(R) Variable Portfolio -    Objective: capital appreciation. Invests          IDS Life, adviser; AEFC,
                   Strategy Aggressive Fund       primarily in equity securities of growth          subadviser.
                                                  companies.


   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

SUBACCOUNT         INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
3CA                AIM V.I. Capital               Objective: growth of capital. Invests             A I M Advisors, Inc.
                   Appreciation Fund, Series      principally in common stocks of companies
                   I Shares                       likely to benefit from new or innovative
                                                  products, services or processes as well as
                                                  those with above-average growth and excellent
                                                  prospects for future growth. The Fund may
                                                  invest up to 25% of its assets in foreign
                                                  securities.

3CD                AIM V.I. Capital               Objective: long-term growth of capital.           A I M Advisors, Inc.
                   Development Fund, Series       Invests primarily in securities (including
                   I Shares                       common stocks, convertible securities and
                                                  bonds) of small- and medium-sized companies.
                                                  The Fund may invest up to 25% of its assets
                                                  in foreign securities.

3IF                American Century(R) VP         Objective: long-term capital growth. Invests      American Century Investment
                   International, Class I         primarily in stocks of growing foreign            Management, Inc.
                                                  companies in developed countries.

3VA                American Century(R) VP         Objective: long-term capital growth, with         American Century Investment
                   Value, Class I                 income as a secondary objective. Invests          Management, Inc.
                                                  primarily in stocks of companies that
                                                  management believes to be undervalued at the
                                                  time of purchase.

3SR                Calvert Variable Series,       Objective: income and capital growth. Invests     Calvert Asset Management
                   Inc. Social Balanced           primarily in stocks, bonds and money market       Company, Inc. (CAMCO),
                   Portfolio                      instruments which offer income and capital        investment adviser. SsgA
                                                  growth opportunity and which satisfy the          Funds Management, Inc. and
                                                  investment and social criteria.                   Brown Capital Management
                                                                                                    are the investment
                                                                                                    subadvisers.

3EG                Credit Suisse Trust -          Objective: maximum capital appreciation.          Credit Suisse Asset
                   Emerging Growth Portfolio      Invests in U.S. equity securities of              Management, LLC
                                                  emerging-growth companies with growth
                                                  characteristics such as positive earnings and
                                                  potential for accelerated growth.

3GI                Fidelity(R) VIP Growth &       Objective: seeks high total return through a      Fidelity Management &
                   Income Portfolio Service       combination of current income and capital         Research Company (FMR),
                   Class                          appreciation. Normally invests a majority of      investment manager; FMR
                                                  assets in common stocks of foreign and            U.K., FMR Far East,
                                                  domestic issuers with a focus on those that       sub-investment advisers.
                                                  pay current dividends and show potential for
                                                  capital appreciation. May invest in bonds,
                                                  including lower-quality debt securities, as
                                                  well as stocks that are not currently paying
                                                  dividends, but offer prospects for future
                                                  income or capital appreciation.


   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

SUBACCOUNT         INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
3MP                Fidelity(R) VIP Mid Cap        Objective: seeks long-term growth of capital.     Fidelity Management &
                   Portfolio Service Class        Normally invests at least 80% of assets in        Research Company (FMR),
                                                  securities of foreign and domestic companies      investment manager; FMR
                                                  with medium market capitalization common          U.K., FMR Far East,
                                                  stocks. Invests in growth or value common         sub-investment advisers.
                                                  stocks. May invest in companies with smaller
                                                  or larger market capitalizations.

3OS                Fidelity(R) VIP Overseas       Strategy: seeks long-term growth of capital.      Fidelity Management &
                   Portfolio Service Class        Normally invests primarily in common stocks       Research Company (FMR),
                                                  of foreign securities. Normally invests at        investment manager; FMR
                                                  least 80% of assets in non-U.S. securities.       U.K., FMR Far East,
                                                                                                    Fidelity International
                                                                                                    Investment Advisors (FIIA)
                                                                                                    and FIIA U.K.,
                                                                                                    sub-investment advisers.

3RE                FTVIPT Franklin Real           Objective: seeks capital appreciation, with       Franklin Advisers, Inc.
                   Estate Fund - Class 2          current income as a secondary goal. The Fund
                                                  normally invests at least 80% of its net
                                                  assets in investments of companies operating
                                                  in the real estate sector. The Fund invests
                                                  primarily in equity real estate investment
                                                  trusts (REITs).

3SI                FTVIPT Franklin Small Cap      Objective: seeks long-term total return. The      Franklin Advisory Services,
                   Value Securities Fund -        Fund normally invests at least 80% of its net     LLC
                   Class 2                        assets in investments of small capitalization
                                                  companies. For this Fund, small cap companies
                                                  are those with market cap values not exceeding
                                                  $2.5 billion, at the time of purchase. The
                                                  Fund's manager invests in small companies that
                                                  it believes are undervalued.

3TF                FTVIPT Templeton Foreign       Objective: seeks long-term capital growth.        Templeton Investment
                   Securities Fund - Class 2      The Fund normally invests at least 80% of its     Counsel, LLC
                                                  net assets in investments of issuers located
                                                  outside the U.S.; including those in emerging
                                                  markets.

3SE                Goldman Sachs VIT CORE(SM)     Objective: The Goldman Sachs VIT CORE Small       Goldman Sachs Asset
                   Small Cap Equity Fund          Cap Equity Fund seeks long-term growth of         Management, L.P.
                                                  capital. The Fund invests, under normal
                   CORE(SM) is a service mark     circumstances, at least 80% of its net assets
                   of Goldman, Sachs & Co.        plus any borrowings for investment purposes
                                                  (measured at time or purchase) in a broadly
                                                  diversified portfolio of equity investments in
                                                  small-cap U.S. issuers, including foreign
                                                  issuers that are traded in the United States,
                                                  within the range of the market capitalization
                                                  of companies constituting the Russell 2000
                                                  Index at the time of investment.


   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

SUBACCOUNT         INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
3UE                Goldman Sachs VIT CORE(SM)     Objective: The Goldman Sachs VIT CORE U.S.        Goldman Sachs Asset
                   U.S. Equity Fund               Equity Fund seeks long-term growth of capital     Management, L.P.
                                                  and dividend income. The Fund invests, under
                   CORE(SM) is a service mark     normal circumstances, at least 90% of its
                   of Goldman, Sachs & Co.        total assets (not including securities lending
                                                  collateral and any investment of that
                                                  collateral) measured at time of purchase in a
                                                  broadly diversified portfolio of large-cap and
                                                  blue chip equity investments representing all
                                                  major sectors of the U.S. economy.

3MC                Goldman Sachs VIT Mid Cap      Objective: The Goldman Sachs VIT Mid Cap          Goldman Sachs Asset
                   Value Fund                     Value Fund seeks long-term capital                Management, L.P.
                                                  appreciation. The Fund invests, under normal
                                                  circumstances, at least 80% of its net assets
                                                  plus any borrowing for investment purposes
                                                  (measured at time of purchase) in a
                                                  diversified portfolio of equity investments in
                                                  mid-capitalization issuers within the range of
                                                  the market capitalization of companies
                                                  constituting the Russell Midcap Value Index at
                                                  the time of investment.

3GT                Janus Aspen Series Global      Objective: long-term growth of capital.           Janus Capital
                   Technology Portfolio:          Non-diversified mutual fund that invests,
                   Service Shares                 under normal circumstances, at least 80% of
                                                  its net assets in securities of companies that
                                                  the portfolio manager believes will benefit
                                                  significantly from advances or improvements
                                                  in technology. It implements this policy by
                                                  investing primarily in equity securities of
                                                  U.S. and foreign companies selected for their
                                                  growth potential.

3IG                Janus Aspen Series             Objective: long-term growth of capital.           Janus Capital
                   International Growth           Invests, under normal circumstances, at least
                   Portfolio: Service Shares      80% of its net assets in securities of issuers
                                                  from at least five different countries,
                                                  excluding the United States. Although the
                                                  Portfolio intends to invest substantially all
                                                  of its assets in issuers located outside the
                                                  United States, it may at times invest in U.S.
                                                  issuers and under unusual circumstances, it
                                                  may invest all of its assets in fewer than
                                                  five countries or even a single country.

3AG                Janus Aspen Series Mid         Objective: invests, under normal                  Janus Capital
                   Cap Growth Portfolio:          circumstances, at least 80% of its net assets
                   Service Shares                 in equity securities of mid-sized companies
                   (previously Janus Aspen        whose market capitalization falls, at the
                   Series Aggressive Growth       time of initial purchase, in the 12-month
                   Portfolio: Service Shares)     average of the capitalization ranges of the
                                                  Russell Midcap Growth Index.


   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

SUBACCOUNT         INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
3IP                Lazard Retirement              Objective: long-term capital appreciation.        Lazard Asset Management, LLC
                   International Equity           Invests primarily in equity securities,
                   Portfolio                      principally common stocks, of relatively
                                                  large non-U.S. companies with market
                                                  capitalizations in the range of the Morgan
                                                  Stanley Capital International (MSCI) Europe,
                                                  Australia and Far East (EAFE(R)) Index that
                                                  the Investment Manager believes are
                                                  undervalued based on their earnings, cash
                                                  flow or asset values.

3MG                MFS(R) Investors Growth        Objective: long-term growth of capital and        MFS Investment Management(R)
                   Stock Series - Service         future income. Invests at least 80% of its
                   Class                          net assets in common stocks and related
                                                  securities of companies which MFS(R) believes
                                                  offer better than average prospects for
                                                  long-term growth.

3MD                MFS(R) New Discovery Series    Objective: capital appreciation. Invests in       MFS Investment Management(R)
                   - Service Class                at least 65% of its net assets in equity
                                                  securities of emerging growth companies.

3IN                Putnam VT International        Objective: long-term capital appreciation.        Putnam Investment
                   New Opportunities Fund -       The fund pursues its goal by investing mainly     Management, LLC
                   Class IB Shares                in common stocks of companies outside the
                                                  United States with a focus on growth stocks.

3VS                Putnam VT Vista Fund -         Objective: capital appreciation. The fund         Putnam Investment
                   Class IB Shares                pursues its goal by investing mainly in           Management, LLC
                                                  common stocks of U.S. companies with a focus
                                                  on growth stocks.

3MI                Royce Micro-Cap Portfolio      Objective: long-term growth of capital.           Royce & Associates, LLC
                                                  Invests primarily in a broadly diversified
                                                  portfolio of equity securities issued by
                                                  micro-cap companies (companies with stock
                                                  market capitalizations below $400 million).

3SV                Third Avenue Value             Objective: long-term capital appreciation.        Third Avenue Management LLC
                   Portfolio                      Invests primarily in common stocks of well
                                                  financed, well managed companies at a
                                                  substantial discount to what the Adviser
                                                  believes is their true value.

3IT                Wanger International           Objective: long-term growth of capital.           Liberty Wanger Asset
                   Small Cap                      Invests primarily in stocks of small and          Management, L.P.
                                                  medium-size non-U.S. companies with
                                                  capitalizations of less than $2 billion at
                                                  time of purchase.

3SP                Wanger U.S. Smaller            Objective: long-term growth of capital.           Liberty Wanger Asset
                   Companies                      Invests primarily in stocks of small- and         Management, L.P.
                                                  medium-size U.S. companies with
                                                  capitalizations of less than $5 billion at
                                                  time of purchase.


   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS


SUBACCOUNT         INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
3AA                Wells Fargo VT Asset           Objective: long-term total return consistent      Wells Fargo Funds
                   Allocation Fund                with reasonable risk. Invests in equity and       Management, LLC, adviser;
                                                  fixed-income securities in varying                Wells Capital Management
                                                  proportions, with "neutral" target allocation     Incorporated, subadviser.
                                                  of 60% equity securities and 40% fixed-income
                                                  securities. The Fund invests its equity
                                                  portion of assets in common stocks to
                                                  replicate the S&P 500(R) Index and its
                                                  fixed-income portion of assets in U.S.
                                                  Treasury Bonds to replicate the Lehman
                                                  Brothers 20+ Treasury Index. The Fund seeks
                                                  to maintain a 95% or better performance
                                                  correlation with the respective indexes.

3WI                Wells Fargo VT                 Objective: total return with an emphasis on       Wells Fargo Funds
                   International Equity Fund      long-term capital appreciation. Invests           Management, LLC, adviser;
                                                  principally in equity securities of companies     Wells Capital Management
                                                  based in developed foreign countries or           Incorporated, subadviser.
                                                  emerging markets.

3SG                Wells Fargo VT Small Cap       Objective: long-term capital appreciation.        Wells Fargo Funds
                   Growth Fund                    Focus is on companies believed to have            Management, LLC, adviser;
                                                  above-average growth potential or that may be     Wells Capital Management
                                                  involved in new or innovative products,           Incorporated, subadviser.
                                                  services and processes. Invests principally
                                                  in securities of companies with above-average
                                                  growth potential and whose market
                                                  capitalizations equal to or lower than the
                                                  company with the largest market
                                                  capitalization in falls within the range of
                                                  the Russell 2000 Index, which is considered a
                                                  small capitalization index.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate for your fixed acount is guaranteed for 12 months from the contract issue date. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)


BUYING YOUR CONTRACT

New contracts are not currently being offered. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 90 or younger.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

We applied your initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value additional purchase payments at the next accumulation unit value calculated after we receive your payments at our office.

THE SETTLEMENT DATE


Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.


FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the settlement date must be:

-    no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

-    on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or


- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).


   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details).

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

      If paying by installments under a scheduled payment plan:

            $23.08 biweekly, or
            $50 per month

      If paying by any other method:

            $50


(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.


MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)

For employees/advisors:

            $100,000 up to age 85
            $50,000 for ages 86 to 90

For other individuals:


            $100,000 for issue ages up to 85
            $50,000 for issue ages 86-90


(2) These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1.   a partial surrender from the fixed account; or

2.   a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS


1 BY LETTER


Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474


2 BY SCHEDULED PAYMENT PLAN


FOR EMPLOYEES/ADVISORS ONLY

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-    a bank authorization.

   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.55% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.


Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.


MAV RIDER FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin or, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


EEB RIDER FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin or, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. If you chose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


(1) You may select either the MAV or EEB riders. Or you may select the MAV and the EEB. Riders may not be available in all states. The MAV and EEB are only available if you and the annuitant are 75 or younger at the rider effective date.




   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

SURRENDER CHARGE

There is no charge if you surrender all or part of your contract.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.


OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-    plus interest credited;

-    minus the sum of amounts surrendered and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;


-    minus any prorated portion of the MAV rider fee (if selected); and

-    minus any prorated portion of the EEB rider fee (if selected).


SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or any applicable charge for an optional benefit, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial surrenders;

-    a prorated portion of the contract administrative charge;


-    a prorated portion of the MAV rider fee (if selected); and/or

-    a prorated portion of the EEB rider fee (if selected).


Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

-    mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                   NUMBER
                                                                  AMOUNT               ACCUMULATION               OF UNITS
                                            MONTH                INVESTED               UNIT VALUE                PURCHASED
By investing an equal number
of dollars each month ...                   Jan                    $100                    $20                       5.00

                                            Feb                     100                     18                       5.56

you automatically buy                       Mar                     100                     17                       5.88
more units when the
per unit market price is low ...  ---->     Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            Jun                     100                     18                       5.56

                                            Jul                     100                     17                       5.88

and fewer units                             Aug                     100                     19                       5.26
when the per unit
market price is high.             ---->     Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING


You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


We may suspend or modify transfer privileges at any time.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES


- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER


1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire contract balance

MAXIMUM AMOUNT
Transfers or surrenders:   Contract value or entire account balance


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS


Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders:   None (except for automated transfers from the fixed
                             account)


3 BY PHONE


Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay MAV charges (see "Charges -- MAV rider fee"), EEB charges (see "Charges -- EEB rider fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT


1  BY REGULAR OR EXPRESS MAIL


-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.


2 BY WIRE


-    request that payment be wired to your bank;

-    bank account must be in the same ownership as your contract; and

-    pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;


     --   you severed employment with the employer who purchased the contract;
          or


     --   the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV or EEB. The terms of the EEB and the MAV will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."


The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

-    contract value;

-    purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

-    contract value; or

-    purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS

                                            PS X DB
                                            -------
                                              CV

     PS = the partial surrender including any applicable surrender charge. DB = is the death benefit on the date of (but prior to) the partial surrender.
     CV = the contract value on the date of (but prior to) the partial surrender.

   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND ANNUITANT ARE AGE 80 OR YOUNGER:

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

- On Jan 1, 2009 (the sixth contract anniversary) the contract value grows to $30,000.

- March 1, 2009 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

     We calculate the death benefit on March 1, 2009 as follows:

         The contract value on the most recent sixth contract anniversary:         $30,000.00
         plus purchase payments made since that anniversary:                            +0.00
         minus adjusted partial surrenders taken since that anniversary calculated as:
         $1,500 X $30,000                                                           -1,607.14
         ----------------                                                          ----------
              $28,000

         for a death benefit of:                                                   $28,392.86


IF YOU DIE BEFORE YOUR SETTLEMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at the rider effective date, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract. We will determine the rider effective date for the MAV added after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE MAV


- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.


EXAMPLE


-    You add the MAV on Jan. 1, 2003 when your contract value is $20,000.


- On Jan. 1, 2004 (the first contract anniversary after the rider effective date) the contract value grows to $24,000.

- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2004 as follows:


The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:


         Greatest of your contract anniversary contract values:                       $24,000
         plus purchase payments made since that anniversary:                               +0
         minus adjusted partial surrenders, calculated as:
         ($1,500 X $24,000)                                                            -1,636
         -----------------   =                                                         ------
              $22,000

         for a death benefit of:                                                      $22,364


NONQUALIFIED ANNUITIES: If you die before the settlement date and your spouse is the only beneficiary, your spouse may choose to keep the contract and become the contract owner. The contract will then value equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit.

   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

QUALIFIED ANNUITIES: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit.

ENHANCED EARNINGS DEATH BENEFIT

The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides reduced benefits if you or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary after the rider effective date. The EEB also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.

If this EEB rider is available in your state and both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract. We will determine the rider effective date for the EEB added after we issue the contract according to terms determined by us and at our sole discretion.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.


The EEB provides that if you or the annuitant dies after the first contract anniversary after the rider effective date, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:


- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit") or the MAV death benefit amount, if applicable,


PLUS


- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or

- 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.


EARNINGS AT DEATH FOR THE EEB: If the rider effective date for the EEB is the contract issue date, earnings at death is an amount equal to:


- the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")


-    MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

-    MINUS the greater of:


     - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.


The earnings at death may not be less than zero and may not be more than 250% multiplied by:

-    the greater of:


     - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.


   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

TERMINATING THE EEB


- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

EXAMPLE OF THE EEB

- You purchased the contract on Jan. 1, 2001 with a purchase payment of $100,000. You add the EEB rider on Jan. 1, 2003 and both you and the annuitant are under age 70. You selected the MAV and the EEB.


- On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary after the rider effective date, so the EEB does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:


     MAV death benefit amount (contract value):                                      $110,000
     plus the EEB which equals 40% of earnings
         at death (MAV death benefit amount minus payments not
         previously surrendered):
         0.40 X ($110,000 - $100,000) =                                                +4,000
                                                                                     --------
     Total death benefit of:                                                         $114,000


- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


     MAV death benefit amount (maximum anniversary value):                           $110,000
     plus the EEB (40% of earnings at death):
         0.40 X ($110,000 - $100,000) =                                                +4,000
                                                                                     --------
     Total death benefit of:                                                         $114,000


- On Feb. 1, 2005 the contract value remains at $105,000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:


     MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):



         $110,000 - ($50,000 X $110,000)   =                                          $57,619
                     ------------------
                         $105,000

     plus the EEB (40% of earnings at death):
         0.40 X ($57,619 - $55,000) =                                                  +1,048
                                                                                      -------
     Total death benefit of:                                                          $58,667



- On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2006. The reduction in contract value has no effect.


- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2012 equals:


     MAV death benefit amount (contract value):                                      $200,000
     plus the EEB (40% of earnings at death)
         .40 X 2.50 X ($55,000) =                                                     +55,000
                                                                                     --------
     Total death benefit of:                                                         $255,000



- On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit on July 1, 2012 equals:



     MAV death benefit amount (contract value):                                      $250,000
     plus the EEB (40% of earnings at death, up to a
         maximum of 100% of purchase payments not previously
         surrendered that are one or more years old)
         .40 X 2.50 X ($55,000) =                                                     +55,000
                                                                                     --------
     Total death benefit of:                                                         $305,000


   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2013 equals:


     MAV death benefit amount (contract value):                                      $250,000
     plus the EEB which equals 40% of earnings
         at death (the standard death benefit minus payments not
         previously surrendered):
         0.40 X ($250,000 - $105,000) =                                               +58,000
                                                                                     --------
     Total death benefit of:                                                         $308,000



If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract then he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."


- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.


- the EEB rider charges described in "Charges -- Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.


NOTE: For special tax considerations associated with the EEB, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.


In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."


ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of 10 to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. (See "Charges -- Surrender charge" under "Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.


ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS FROM NONQUALIFIED ANNUITIES: If you surrender part or all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

SURRENDERS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the annuity that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE DEATH BENEFIT RIDERS (MAV OR
EEB): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.

   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.


PENALTIES: In general, if you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, if you have a SIMPLE IRA and if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:


-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-    the payout is a minimum distribution required under the Code; or

-    the payout is a corrective distribution.


Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

IDS LIFE'S TAX STATUS: IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS


ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 3,600 registered branch offices and more than 10,100 financial advisors.

IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments received. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. We and our affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts (BENACQUISTO v. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 12/13/96; MORK, ET. AL. v. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 3/21/97; THORESEN v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98). A fourth lawsuit was filed against us and our affiliates in federal court (BENACQUISTO, ET. AL. v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

In November 2002, a suit, captioned HARITOS ET. AL. v. AMERICAN EXPRESS FINANCIAL CORPORATION AND IDS LIFE INSURANCE COMPANY, was filed in the United States District Court for the District of Arizona. The suit is filed by the plaintiffs who purport to represent a class of all persons that have purchased financial plans from AEFA advisors during an undefined class period. Plaintiffs allege that the sale of the plans violate the Investment Advisers Act of 1940. The suit seeks an unspecified amount of damages, rescission and injunctive relief. We believe that we have meritorious defenses to this suit and intend to defend this case vigorously.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                                                   p.   3
Calculating Annuity Payouts                                               p.  10
Rating Agencies                                                           p.  11
Principal Underwriter                                                     p.  11
Independent Auditors                                                      p.  11
Financial Statements


   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919

                                                                 S-6477 G (5/03)

PROSPECTUS

MAY 1, 2003


AMERICAN EXPRESS

RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY

AMERICAN EXPRESS

RETIREMENT ADVISOR SELECT(R) VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY: IDS LIFE INSURANCE COMPANY (IDS LIFE)


           70100 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 862-7919
           americanexpress.com


           IDS LIFE VARIABLE ACCOUNT 10

This prospectus contains information that you should know before investing in the American Express Retirement Advisor Advantage(R) Variable Annuity (RAVA Advantage) or the American Express Retirement Advisor Select(R) Variable Annuity (RAVA Select). Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds

-    AIM Variable Insurance Funds

- AllianceBernstein Variable Products Series Fund, Inc. (previously Alliance Variable Products Series Fund, Inc.

-    American Century(R) Variable Portfolios, Inc.

-    Calvert Variable Series, Inc.

-    Evergreen Variable Annuity Trust

-    Fidelity(R) Variable Insurance Products - Service Class 2

-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2

-    Goldman Sachs Variable Insurance Trust (VIT)

-    INVESCO Variable Investment Funds, Inc.

-    Janus Aspen Series: Service Shares

-    Lazard Retirement Series, Inc.

-    MFS(R) Variable Insurance Trust(SM)

-    Pioneer Variable Contracts Trust (VCT), Class II Shares

-    Putnam Variable Trust - Class IB Shares

-    Strong Opportunity Fund II, Inc.

-    Wanger Advisors Trust

-    Wells Fargo Variable Trust Funds


Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses and surrender charges from contracts with purchase payment credits may be higher than those for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

IDS Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   12
FINANCIAL STATEMENTS                                                          33
PERFORMANCE INFORMATION                                                       33
THE VARIABLE ACCOUNT AND THE FUNDS                                            34
THE FIXED ACCOUNT                                                             45
BUYING YOUR CONTRACT                                                          45
CHARGES                                                                       47
VALUING YOUR INVESTMENT                                                       52
MAKING THE MOST OF YOUR CONTRACT                                              54
SURRENDERS                                                                    57
TSA -- SPECIAL SURRENDER PROVISIONS                                           57
CHANGING OWNERSHIP                                                            58
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT                           58
OPTIONAL BENEFITS                                                             60
THE ANNUITY PAYOUT PERIOD                                                     67
TAXES                                                                         69
VOTING RIGHTS                                                                 71
SUBSTITUTION OF INVESTMENTS                                                   71
ABOUT THE SERVICE PROVIDERS                                                   72
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                  73


                AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an extra charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP.


FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an extra charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.


PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.


QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    SIMPLE IRAs under Section 408(p) of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Plans under Section 401(k) of the Code

-    Custodial and trusteed plans under Section 401(a) of the Code

-    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.


RIDER: You receive a rider when you purchase the EEB, EEP and/or MAV. The rider adds the terms of the optional benefit to your contract.


RIDER EFFECTIVE DATE: The date you add a rider to your contract.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

                AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


THE CONTRACT IN BRIEF


This prospectus describes two contracts. RAVA Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select offers a three-year surrender charge schedule and relatively higher expenses.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase one of these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use one of these contracts to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contracts do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract. Under RAVA Advantage you will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. Under RAVA Select you will receive a refund of your contract value less the value of the purchase payment credit. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 34)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 45)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 45)


MINIMUM ALLOWABLE PURCHASE PAYMENTS

If paying by installments under a scheduled payment plan:
     $23.08 biweekly, or
     $50 per month

                                                       RAVA ADVANTAGE                   RAVA SELECT
If paying by any other method:
     initial payment for qualified annuities             $ 1,000                         $  2,000
     initial payment for nonqualified annuities            2,000                           10,000
     for any additional payments                              50                               50

MAXIMUM ALLOWABLE PURCHASE PAYMENTS based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

                                                     RAVA ADVANTAGE                     RAVA SELECT
  For the first year:
     up to age 85                                      $1,000,000                         $999,999
     for ages 86 to 90                                    100,000                          100,000
  For each subsequent year:
     up to age 85                                         100,000                          100,000
     for ages 86-90                                        50,000                           50,000

                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 55)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 57)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 58)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 58)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 60)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 67)

TAXES: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 69)


CHARGES: We assess certain charges in connection with your contract:

-    $30 annual contract administrative charge;

- for nonqualified annuities a 0.95% mortality and expense risk fee for RAVA Advantage and a 1.20% mortality and expense risk fee for RAVA Select (if you allocate money to one or more subaccounts);

- for qualified annuities a 0.75% mortality and expense risk fee for RAVA Advantage and a 1.00% mortality and expense risk fee for RAVA Select (if you allocate money to one or more subaccounts);

-    surrender charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract);

-    the operating expenses of the funds in which the subaccounts invest;


-    if you select the MAV, an annual fee of 0.25%* of the contract value;

-    if you select the EEB, an annual fee of 0.30% of the contract value; and

-    if you select the EEP, an annual fee of 0.40% of the contract value.

* For contracts purchased before May 1, 2003, the MAV rider fee for RAVA Advantage and RAVA Select is 0.15%.


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES


SURRENDER CHARGE FOR RAVA ADVANTAGE

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.**


                   SEVEN-YEAR SCHEDULE                                            TEN-YEAR SCHEDULE**
YEARS FROM PURCHASE                  SURRENDER CHARGE        YEARS FROM PURCHASE                     SURRENDER CHARGE
  PAYMENT RECEIPT                       PERCENTAGE             PAYMENT RECEIPT                          PERCENTAGE
         1                                  7%                        1                                     8%
         2                                  7                         2                                     8
         3                                  7                         3                                     8
         4                                  6                         4                                     7
         5                                  5                         5                                     7
         6                                  4                         6                                     6
         7                                  2                         7                                     5
         Thereafter                         0                         8                                     4
                                                                      9                                     3
                                                                     10                                     2
                                                                     Thereafter                             0

** Ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.


SURRENDER CHARGE FOR RAVA SELECT (EXCEPT TEXAS)

(Contingent deferred sales load as a percentage of purchase payment surrendered)


                               YEARS FROM                                SURRENDER CHARGE
                              CONTRACT DATE                                 PERCENTAGE
                                   1                                            7%
                                   2                                            7
                                   3                                            7
                                   Thereafter                                   0


SURRENDER CHARGE FOR RAVA SELECT IN TEXAS

(Contingent deferred sales load)


                                                                              SURRENDER CHARGE PERCENTAGE
                                                                    (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                                                    IN CONTRACT YEAR
                      PAYMENTS MADE IN CONTRACT YEAR                      1          2           3      THEREAFTER
                                   1                                      8%         7%          6%         0%
                                   2                                                 8           7          0
                                   3                                                             8          0
                                   Thereafter                                                               0


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. 48 and "The Annuity Payout Period -- Annuity Payout Plans" p. 68).



                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



                                                                                            RAVA ADVANTAGE         RAVA SELECT
ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                         $  30                $   30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

MAV RIDER FEE*                                                                                 0.25%**               0.25%**

(As a percentage of the contract value charged annually at the contract anniversary.)

EEB RIDER FEE                                                                                  0.30%**               0.30%**

(As a percentage of the contract value charged annually at the contract anniversary.)

EEP RIDER FEE                                                                                  0.40%**               0.40%**

(As a percentage of the contract value charged annually at the contract anniversary.)


ANNUAL VARIABLE ACCOUNT EXPENSES


(As a percentage of average subaccount value)



MORTALITY AND EXPENSE RISK FEE:                                                             RAVA ADVANTAGE         RAVA SELECT
For nonqualified annuities                                                                     0.95%                 1.20%

For qualified annuities                                                                        0.75%                 1.00%



* For contracts purchased before May 1, 2003, the MAV rider fee for RAVA Advantage and RAVA Select is 0.15%.

** This fee applies only if you elect this optional feature.


ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                          MINIMUM           MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements                .69%              3.14%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                              GROSS TOTAL
                                                   MANAGEMENT      12b-1         OTHER           ANNUAL
                                                     FEES          FEES         EXPENSES        EXPENSES
AXP(R) Variable Portfolio -
        Blue Chip Advantage Fund                      .53%          .13%           .13%           .79%(1)
        Bond Fund                                     .60           .13            .07            .80(1)
        Capital Resource Fund                         .62           .13            .05            .80(1)
        Cash Management Fund                          .51           .13            .05            .69(1)
        Diversified Equity Income Fund                .56           .13            .18            .87(1)
        Emerging Markets Fund                        1.18           .13           1.05           2.36(2)
        Equity Select Fund                            .69           .13            .57           1.39(2)
        Extra Income Fund                             .62           .13            .08            .83(1)
        Federal Income Fund                           .61           .13            .09            .83(1)
        Global Bond Fund                              .84           .13            .11           1.08(1)
        Growth Fund                                   .56           .13            .12            .81(1)
        International Fund                            .84           .13            .10           1.07(1)
        Managed Fund                                  .60           .13            .04            .77(1)
        NEW DIMENSIONS FUND(R)                        .61           .13            .05            .79(1)


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                               GROSS TOTAL
                                                                   MANAGEMENT       12b-1          OTHER          ANNUAL
                                                                      FEES          FEES         EXPENSES        EXPENSES
AXP(R) Variable Portfolio - (continued)
       Partners Small Cap Value Fund                                  1.03%          .13%           .32%          1.48%(1)
       S&P 500 Index Fund                                              .29           .13            .40            .82(2)
       Small Cap Advantage Fund                                        .73           .13            .25           1.11(1)
       Stock Fund                                                      .56           .13           1.75           2.44(2)
       Strategy Aggressive Fund                                        .62           .13            .06            .81(1)
AIM V.I.
       Capital Appreciation Fund, Series II Shares                     .61           .25            .24           1.10(3)
       Capital Development Fund, Series II Shares                      .75           .25            .39           1.39(3)
AllianceBernstein Variable Products Series Fund, Inc.
       AllianceBernstein Growth and Income Portfolio (Class B)         .63           .25            .05            .93(4)
       AllianceBernstein International Value Portfolio (Class B)      1.00           .25           1.22           2.47(5)
American Century(R) Variable Portfolios, Inc.
       VP International, Class II                                     1.20           .25             --              1.45(6)
       VP Value, Class II                                              .85           .25             --              1.10(6)
Calvert Variable Series, Inc.
       Social Balanced Portfolio                                       .70            --            .21            .91(7)
Evergreen VA
       Capital Growth Fund - Class 2                                   .80           .25            .22           1.27(8)
Fidelity(R) VIP
       Growth & Income Portfolio Service Class 2                       .48           .25            .12            .85(4)
       Mid Cap Portfolio Service Class 2                               .58           .25            .12            .95(4)
       Overseas Portfolio Service Class 2                              .73           .25            .18           1.16(4)
FTVIPT
       Franklin Real Estate Fund - Class 2                             .53           .25            .04            .82(9),(10)
       Franklin Small Cap Value Securities Fund - Class 2              .59           .25            .20           1.04(10),(11)
       Mutual Shares Securities Fund - Class 2                         .60           .25            .21           1.06(10),(11)
Goldman Sachs VIT
       CORE(SM) U.S. Equity Fund                                       .70            --            .16            .86(12)
       Mid Cap Value Fund                                              .80            --            .13            .93(12)
INVESCO VIF
       Dynamics Fund                                                   .75            --            .37           1.12(13),(14)
       Financial Services Fund                                         .75            --            .34           1.09(13),(14)
       Technology Fund                                                 .75            --            .36           1.11(13),(14)
       Telecommunications Fund                                         .75            --            .47           1.22(13),(14)
Janus Aspen Series
       Global Technology Portfolio: Service Shares                     .65           .25            .07            .97(15)
       International Growth Portfolio: Service Shares                  .65           .25            .09            .99(15)
Lazard Retirement Series
       International Equity Portfolio                                  .75           .25            .65           1.65(16)
MFS(R)
       Investors Growth Stock Series - Service Class                   .75%          .25%           .13%          1.13%(17),(18)
       New Discovery Series - Service Class                            .90           .25            .15           1.30(17),(18)
       Utilities Series - Service Class                                .75           .25            .19           1.19(17),(18)


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                               GROSS TOTAL
                                                                   MANAGEMENT       12b-1          OTHER          ANNUAL
                                                                      FEES          FEES         EXPENSES        EXPENSES
Pioneer VCT
       Pioneer Equity Income VCT Portfolio - Class II Shares           .65%          .25%           .17%          1.07%(19)
       Pioneer Europe VCT Portfolio - Class II Shares                 1.00           .25           1.41           2.66(19)
Putnam Variable Trust
       Putnam VT Health Sciences Fund - Class IB Shares                .70           .25            .13           1.08(4)
       Putnam VT International Equity Fund - Class IB Shares           .77           .25            .22           1.24(4)
       (previously Putnam VT International Growth Fund -
       Class IB Shares)
       Putnam VT Vista Fund - Class IB Shares                          .64           .25            .10            .99(4)
Strong Funds
       Strong Opportunity Fund II - Advisor Class                      .75           .25            .39           1.39(20)
Wanger
       International Small Cap                                        1.24            --            .23           1.47(21)
       U.S. Smaller Companies                                          .94            --            .11           1.05(21)
Wells Fargo VT
       Asset Allocation Fund                                           .55           .25            .23           1.03(22)
       International Equity Fund                                       .75           .25           2.14           3.14(22)
       Small Cap Growth Fund                                           .75           .25            .33           1.33(22)

We entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund, 1.10% for AXP(R) Variable Portfolio - Equity Select Fund, 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund and 1.10% for AXP(R) Variable Portfolio - Stock Fund.

(3) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(5) From 1/1/02 through 4/30/02, Fund was capped at 1.20%. From 5/1/02 on, Fund was capped at 1.45%. After such waivers, "Management fees," "Other expenses," and "Gross total annual expenses" would be 0.71%, 0.32% and 1.44%.

(6) Annualized operating expenses of funds at Dec. 31, 2002. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(7) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fee paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(8) The Total ratio of expenses to average net assets excludes expense reductions and fee waivers. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. With fee waivers and expense reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.08% and 1.13% for Evergreen VA Capital Growth Fund - Class 2.

(9)  The Fund administration fee is paid indirectly through the management fee.

(10) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(11) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(12) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.24% and 0.29% of the average daily net assets of the CORE(SM) US. Equity, and Mid Cap Value Fund, respectively. There were no expense reductions and limitations for Mid Cap Value or CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.

(13) The Fund's actual "Other expenses" and "Gross total annual expenses" were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(14) Effective June 1, 2002, INVESCO is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Fund, if such reimbursements do not cause the Fund to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the Board of Directors.

(15) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2002. All expenses are shown without the effect of expense offset arrangements.

(16) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2002, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

(17) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(18) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series, 1.29% for New Discovery Series and 1.18% for Utilities Series.

(19) The Portfolio's expense figures are based on actual expenses for the fiscal year ending Dec. 31, 2002 before fee waivers and expense reimbursements. The expenses reflect the contractual expense limitation in effect through Dec. 31, 2003 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expense to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. After the expense limitation Management fees would have been 0.20%.

(20) As compensation for its advisory services, the fund pays Strong a monthly management fee at an annual rate of 0.75% of the fund's average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the Fund's other expenses. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the Fund's shareholders. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.38% and 1.38% for Strong Opportunity Fund II - Advisor Class.

(21) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2002. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on July 31, 2003.

(22) Other expenses have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. The adviser has committed through April 30, 2004 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio as follows. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.00% for Wells Fargo VT Asset Allocation Fund, 0% and 1.00% for Wells Fargo VT International Equity Fund and 0.20% and 1.20% for Wells Fargo VT Small Cap Growth Fund.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select both the optional MAV and EEP. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                         IF YOU SURRENDER YOUR CONTRACT
                                                     AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                              1 YEAR       3 YEARS     5 YEARS      10 YEARS
RAVA ADVANTAGE
With a ten-year surrender charge schedule       $ 1,290.46   $ 2,272.79   $ 3,156.99   $ 5,125.73
RAVA ADVANTAGE
With a seven-year surrender charge schedule       1,190.46     2,172.79     2,956.99     4,925.73
RAVA SELECT                                       1,217.22     2,248.98     2,577.19     5,132.27
RAVA SELECT - TEXAS                               1,317.22     2,148.98     2,577.19     5,132.27

                                                     IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                    AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                              1 YEAR       3 YEARS     5 YEARS      10 YEARS
RAVA ADVANTAGE
With a ten-year surrender charge schedule       $   490.46   $ 1,472.79   $ 2,456.99   $ 4,925.73
RAVA ADVANTAGE
With a seven-year surrender charge schedule         490.46     1,472.79     2,456.99     4,925.73
RAVA SELECT                                         517.22     1,548.98     2,577.19     5,132.27
RAVA SELECT - TEXAS                                 517.22     1,548.98     2,577.19     5,132.27



                                                         IF YOU SURRENDER YOUR CONTRACT
                                                     AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                 1 YEAR       3 YEARS     5 YEARS      10 YEARS
RAVA ADVANTAGE
With a ten-year surrender charge schedule       $ 1,269.96   $ 2,214.13   $ 3,063.97   $ 4,963.66
RAVA ADVANTAGE
With a seven-year surrender charge schedule       1,169.96     2,114.13     2,863.97     4,763.66
RAVA SELECT                                       1,196.72     2,190.63     2,485.21     4,974.50
RAVA SELECT - TEXAS                               1,296.72     2,090.63     2,485.21     4,974.50

                                                      IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                     OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                     AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                 1 YEAR       3 YEARS     5 YEARS      10 YEARS
RAVA ADVANTAGE
With a ten-year surrender charge schedule       $   469.96   $ 1,414.13   $ 2,363.97   $ 4,763.66
RAVA ADVANTAGE
With a seven-year surrender charge schedule         469.96     1,414.13     2,363.97     4,763.66
RAVA SELECT                                         496.72     1,490.63     2,485.21     4,974.50
RAVA SELECT - TEXAS                                 496.72     1,490.63     2,485.21     4,974.50


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                          IF YOU SURRENDER YOUR CONTRACT
                                                     AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                              1 YEAR       3 YEARS     5 YEARS      10 YEARS
RAVA ADVANTAGE
With a ten-year surrender charge schedule       $   972.71   $ 1,335.28   $ 1,621.97   $ 2,205.02
RAVA ADVANTAGE
With a seven-year surrender charge schedule         872.71     1,235.28     1,421.97     2,005.02
RAVA SELECT                                         899.47     1,316.56     1,059.10     2,287.21
RAVA SELECT - TEXAS                                 999.47     1,216.56     1,059.10     2,287.21

                                                      IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                     OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                     AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                              1 YEAR       3 YEARS     5 YEARS      10 YEARS
RAVA ADVANTAGE
With a ten-year surrender charge schedule       $   172.71   $   535.28   $   921.97   $ 2,005.02
RAVA ADVANTAGE
With a seven-year surrender charge schedule         172.71       535.28       921.97     2,005.02
RAVA SELECT                                         199.47       616.56     1,059.10     2,287.21
RAVA SELECT - TEXAS                                 199.47       616.56     1,059.10     2,287.21



                                                          IF YOU SURRENDER YOUR CONTRACT
                                                     AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                 1 YEAR       3 YEARS     5 YEARS      10 YEARS
RAVA ADVANTAGE
With a ten-year surrender charge schedule       $   952.21   $ 1,272.70   $ 1,515.87   $ 1,983.84
RAVA ADVANTAGE
With a seven-year surrender charge schedule         852.21     1,172.70     1,315.87     1,783.84
RAVA SELECT                                         878.97     1,254.32       954.15     2,071.62
RAVA SELECT - TEXAS                                 978.97     1,154.32       954.15     2,071.62

                                                      IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                     OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                     AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                 1 YEAR       3 YEARS     5 YEARS      10 YEARS
RAVA ADVANTAGE
With a ten-year surrender charge schedule       $   152.21   $   472.70   $   815.87   $ 1,783.84
RAVA ADVANTAGE
With a seven-year surrender charge schedule         152.21       472.70       815.87     1,783.84
RAVA SELECT                                         178.97       554.32       954.15     2,071.62
RAVA SELECT - TEXAS                                 178.97       554.32       954.15     2,071.62



* In these examples, the $30 contract administrative charge is approximated as a .045% charge for RAVA Advantage, a .056% charge for RAVA Select and a .056% for RAVA Select - Texas. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.




                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BC1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                            $   0.81     $   0.98    $   1.11    $   1.00
Accumulation unit value at end of period                                  $   0.62     $   0.81    $   0.98    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)     44,110       49,897      43,161       8,145
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%

SUBACCOUNT BC2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                            $   0.82     $   0.99    $   1.11    $   1.00
Accumulation unit value at end of period                                  $   0.63     $   0.82    $   0.99    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)     39,019       41,083      32,624       7,503
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%

SUBACCOUNT BD1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                            $   1.13     $   1.06    $   1.01    $   1.00
Accumulation unit value at end of period                                  $   1.18     $   1.13    $   1.06    $   1.01
Number of accumulation units outstanding at end of period (000 omitted)    159,405      106,760      43,920      11,675
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%

SUBACCOUNT BD2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                            $   1.13     $   1.06    $   1.01    $   1.00
Accumulation unit value at end of period                                  $   1.19     $   1.13    $   1.06    $   1.01
Number of accumulation units outstanding at end of period (000 omitted)    154,530       83,968      30,783       7,186
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%

SUBACCOUNT CR1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                            $   0.76     $   0.93    $   1.14    $   1.00
Accumulation unit value at end of period                                  $   0.58     $   0.76    $   0.93    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)     34,956       26,779      22,159       3,227
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%

SUBACCOUNT CR2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                            $   0.76     $   0.93    $   1.14    $   1.00
Accumulation unit value at end of period                                  $   0.59     $   0.76    $   0.93    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)     52,124       26,327      24,003       5,333
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%

SUBACCOUNT CM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $   1.09     $   1.06    $   1.01    $   1.00
Accumulation unit value at end of period                                  $   1.09     $   1.09    $   1.06    $   1.01
Number of accumulation units outstanding at end of period (000 omitted)    228,237      265,455     203,922      87,424
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%
Simple yield(2)                                                              (0.15%)       0.66%         --          --
Compound yield(2)                                                            (0.15%)       0.66%         --          --

SUBACCOUNT CM2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $   1.09     $   1.06    $   1.01    $   1.00
Accumulation unit value at end of period                                  $   1.10     $   1.09    $   1.06    $   1.01
Number of accumulation units outstanding at end of period (000 omitted)    255,251      243,870     171,785      65,522
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%
Simple yield(2)                                                               0.03%        0.83%         --          --
Compound yield(2)                                                             0.03%        0.83%         --          --

SUBACCOUNT DE1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                            $   1.02     $   1.01    $   1.03    $   1.00
Accumulation unit value at end of period                                  $   0.82     $   1.02    $   1.01    $   1.03
Number of accumulation units outstanding at end of period (000 omitted)     67,958       41,299      14,227       3,441
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DE2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                            $   1.02     $   1.01    $   1.03    $   1.00
Accumulation unit value at end of period                                  $   0.82     $   1.02    $   1.01    $   1.03
Number of accumulation units outstanding at end of period (000 omitted)     86,442       43,328      12,124       3,149
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%

SUBACCOUNT EM1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                            $   0.72     $   0.74    $   1.00          --
Accumulation unit value at end of period                                  $   0.67     $   0.72    $   0.74          --
Number of accumulation units outstanding at end of period (000 omitted)      3,888        1,542         693          --
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%         --

SUBACCOUNT EM2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                            $   0.72     $   0.74    $   1.00          --
Accumulation unit value at end of period                                  $   0.68     $   0.72    $   0.74          --
Number of accumulation units outstanding at end of period (000 omitted)      4,750        1,789         906          --
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%         --

SUBACCOUNT ES1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                            $   0.99     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.85     $   0.99          --          --
Number of accumulation units outstanding at end of period (000 omitted)     12,145        2,238          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT ES2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                            $   1.00     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.85     $   1.00          --          --
Number of accumulation units outstanding at end of period (000 omitted)     16,388        2,489          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT EI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                            $   0.94     $   0.91    $   1.01    $   1.00
Accumulation unit value at end of period                                  $   0.87     $   0.94    $   0.91    $   1.01
Number of accumulation units outstanding at end of period (000 omitted)    122,784       88,813      52,655      10,137
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%

SUBACCOUNT EI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                            $   0.95     $   0.91    $   1.01    $   1.00
Accumulation unit value at end of period                                  $   0.88     $   0.95    $   0.91    $   1.01
Number of accumulation units outstanding at end of period (000 omitted)     93,845       58,348      31,722       7,774
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%

SUBACCOUNT FI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                            $   1.13     $   1.08    $   1.00    $   1.00
Accumulation unit value at end of period                                  $   1.19     $   1.13    $   1.08    $   1.00
Number of accumulation units outstanding at end of period (000 omitted)    116,147       56,966      24,654      12,796
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%

SUBACCOUNT FI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                            $   1.14     $   1.08    $   1.00    $   1.00
Accumulation unit value at end of period                                  $   1.20     $   1.14    $   1.08    $   1.00
Number of accumulation units outstanding at end of period (000 omitted)    124,866       50,510      16,258      11,135
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%

SUBACCOUNT GB1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                            $   1.03     $   1.02    $   1.00    $   1.00
Accumulation unit value at end of period                                  $   1.17     $   1.03    $   1.02    $   1.00
Number of accumulation units outstanding at end of period (000 omitted)     36,626       23,970      14,137       2,368
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%

SUBACCOUNT GB2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                            $   1.03     $   1.03    $   1.00    $   1.00
Accumulation unit value at end of period                                  $   1.18     $   1.03    $   1.03    $   1.00
Number of accumulation units outstanding at end of period (000 omitted)     31,133       16,572       8,968       1,552
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GR1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                            $   0.64     $   0.94    $   1.18    $   1.00
Accumulation unit value at end of period                                  $   0.47     $   0.64    $   0.94    $   1.18
Number of accumulation units outstanding at end of period (000 omitted)    118,986      130,764     106,410      13,813
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%

SUBACCOUNT GR2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                            $   0.65     $   0.95    $   1.18    $   1.00
Accumulation unit value at end of period                                  $   0.48     $   0.65    $   0.95    $   1.18
Number of accumulation units outstanding at end of period (000 omitted)    135,693      129,186      97,754      16,891
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%

SUBACCOUNT IE1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                            $   0.67     $   0.95    $   1.27    $   1.00
Accumulation unit value at end of period                                  $   0.54     $   0.67    $   0.95    $   1.27
Number of accumulation units outstanding at end of period (000 omitted)     19,189       18,664      15,670       2,173
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%

SUBACCOUNT IE2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                            $   0.67     $   0.95    $   1.27    $   1.00
Accumulation unit value at end of period                                  $   0.55     $   0.67    $   0.95    $   1.27
Number of accumulation units outstanding at end of period (000 omitted)     20,012       15,821      13,967       2,575
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%

SUBACCOUNT MF1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                            $   0.93     $   1.05    $   1.09    $   1.00
Accumulation unit value at end of period                                  $   0.80     $   0.93    $   1.05    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)     64,613       53,096      39,810       6,539
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%

SUBACCOUNT MF2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                            $   0.94     $   1.05    $   1.09    $   1.00
Accumulation unit value at end of period                                  $   0.81     $   0.94    $   1.05    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)     64,273       37,760      28,348       5,220
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%

SUBACCOUNT ND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $   0.88     $   1.07    $   1.19    $   1.00
Accumulation unit value at end of period                                  $   0.68     $   0.88    $   1.07    $   1.19
Number of accumulation units outstanding at end of period (000 omitted)    347,841      307,320     219,316      32,483
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%

SUBACCOUNT ND2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $   0.89     $   1.07    $   1.19    $   1.00
Accumulation unit value at end of period                                  $   0.69     $   0.89    $   1.07    $   1.19
Number of accumulation units outstanding at end of period (000 omitted)    373,715      276,054     177,036      31,537
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%

SUBACCOUNT SV1(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $   1.07     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.93     $   1.07          --          --
Number of accumulation units outstanding at end of period (000 omitted)     28,099        6,314          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT SV2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $   1.07     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.93     $   1.07          --          --
Number of accumulation units outstanding at end of period (000 omitted)     43,199        6,885          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT IV1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                            $   0.79     $   0.91    $   1.00          --
Accumulation unit value at end of period                                  $   0.60     $   0.79    $   0.91          --
Number of accumulation units outstanding at end of period (000 omitted)     65,011       40,575      14,084          --
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%         --


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IV2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                            $   0.79     $   0.91    $   1.00          --
Accumulation unit value at end of period                                  $   0.61     $   0.79    $   0.91          --
Number of accumulation units outstanding at end of period (000 omitted)     64,771       35,957       9,812          --
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%         --

SUBACCOUNT SC1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                            $   1.07     $   1.16    $   1.12    $   1.00
Accumulation unit value at end of period                                  $   0.88     $   1.07    $   1.16    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)     29,341       24,346      16,349       3,029
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%

SUBACCOUNT SC2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                            $   1.08     $   1.16    $   1.12    $   1.00
Accumulation unit value at end of period                                  $   0.89     $   1.08    $   1.16    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)     29,202       22,792      14,830       2,970
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%

SUBACCOUNT ST1(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STOCK FUND)
Accumulation unit value at beginning of period                            $   0.96     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.76     $   0.96          --          --
Number of accumulation units outstanding at end of period (000 omitted)      2,921          517          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT ST2(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STOCK FUND)
Accumulation unit value at beginning of period                            $   0.97     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.76     $   0.97          --          --
Number of accumulation units outstanding at end of period (000 omitted)      3,288          628          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT SA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                            $   0.81     $   1.21    $   1.51    $   1.00
Accumulation unit value at end of period                                  $   0.54     $   0.81    $   1.21    $   1.51
Number of accumulation units outstanding at end of period (000 omitted)     55,183       65,574      58,414       3,901
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%

SUBACCOUNT SA2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                            $   0.81     $   1.22    $   1.51    $   1.00
Accumulation unit value at end of period                                  $   0.55     $   0.81    $   1.22    $   1.51
Number of accumulation units outstanding at end of period (000 omitted)     58,958       58,748      46,978       4,470
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%

SUBACCOUNT 1AC(6) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $   0.98     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.73     $   0.98          --          --
Number of accumulation units outstanding at end of period (000 omitted)      7,624        1,711          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2AC(6) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $   0.98     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.73     $   0.98          --          --
Number of accumulation units outstanding at end of period (000 omitted)     11,313        1,710          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1AD(6) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $   0.98     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.76     $   0.98          --          --
Number of accumulation units outstanding at end of period (000 omitted)      4,808        1,224          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2AD(6) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $   0.98     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.76     $   0.98          --          --
Number of accumulation units outstanding at end of period (000 omitted)      6,981        1,459          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1AL(6) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $   0.96     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.74     $   0.96          --          --
Number of accumulation units outstanding at end of period (000 omitted)     29,770        4,363          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2AL(6) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $   0.96     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.74     $   0.96          --          --
Number of accumulation units outstanding at end of period (000 omitted)     43,189        5,550          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1AB(6) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $   0.98     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.92     $   0.98          --          --
Number of accumulation units outstanding at end of period (000 omitted)      9,270          790          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2AB(6) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $   0.98     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.92     $   0.98          --          --
Number of accumulation units outstanding at end of period (000 omitted)     12,313          805          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1AI(6) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II)
Accumulation unit value at beginning of period                            $   0.93     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.73     $   0.93          --          --
Number of accumulation units outstanding at end of period (000 omitted)      8,200        1,927          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2AI(6) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II)
Accumulation unit value at beginning of period                            $   0.93     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.73     $   0.93          --          --
Number of accumulation units outstanding at end of period (000 omitted)     11,378        1,950          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1AV(6) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS II)
Accumulation unit value at beginning of period                            $   1.04     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.89     $   1.04          --          --
Number of accumulation units outstanding at end of period (000 omitted)     30,523        7,298          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2AV(6) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS II)
Accumulation unit value at beginning of period                            $   1.04     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.90     $   1.04          --          --
Number of accumulation units outstanding at end of period (000 omitted)     42,497        7,356          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1SR(3) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                            $   0.89     $   0.96    $   1.00          --
Accumulation unit value at end of period                                  $   0.77     $   0.89    $   0.96          --
Number of accumulation units outstanding at end of period (000 omitted)      9,832        6,090       1,693          --
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%         --

SUBACCOUNT 2SR(3) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                            $   0.89     $   0.96    $   1.00          --
Accumulation unit value at end of period                                  $   0.78     $   0.89    $   0.96          --
Number of accumulation units outstanding at end of period (000 omitted)      9,520        4,490       1,283          --
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%         --

SUBACCOUNT 1CG(6) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   0.95     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.73     $   0.95          --          --
Number of accumulation units outstanding at end of period (000 omitted)      4,440        1,015          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2CG(6) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   0.95     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.73     $   0.95          --          --
Number of accumulation units outstanding at end of period (000 omitted)      6,494        1,570          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1FG(6) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $   1.00     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.82     $   1.00          --          --
Number of accumulation units outstanding at end of period (000 omitted)     36,320        8,177          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2FG(6) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $   1.00     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.82     $   1.00          --          --
Number of accumulation units outstanding at end of period (000 omitted)     48,686        6,363          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1FM(6) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $   1.04     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.93     $   1.04          --          --
Number of accumulation units outstanding at end of period (000 omitted)     35,541        6,689          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2FM(6) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $   1.04     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.93     $   1.04          --          --
Number of accumulation units outstanding at end of period (000 omitted)     50,458        6,903          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1FO(6) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $   0.94     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.74     $   0.94          --          --
Number of accumulation units outstanding at end of period (000 omitted)     10,123        2,157          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2FO(6) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $   0.95     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.75     $   0.95          --          --
Number of accumulation units outstanding at end of period (000 omitted)     13,157        2,147          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1RE(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.33     $   1.25    $   0.96    $   1.00
Accumulation unit value at end of period                                  $   1.35     $   1.33    $   1.25    $   0.96
Number of accumulation units outstanding at end of period (000 omitted)     44,591       19,803       6,181         683
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%

SUBACCOUNT 2RE(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.34     $   1.25    $   0.96    $   1.00
Accumulation unit value at end of period                                  $   1.36     $   1.34    $   1.25    $   0.96
Number of accumulation units outstanding at end of period (000 omitted)     59,317       24,477       6,879         885
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%

SUBACCOUNT 1SI(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.34     $   1.19    $   0.96    $   1.00
Accumulation unit value at end of period                                  $   1.21     $   1.34    $   1.19    $   0.96
Number of accumulation units outstanding at end of period (000 omitted)     23,553        9,584       2,897         590
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%

SUBACCOUNT 2SI(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.35     $   1.19    $   0.96    $   1.00
Accumulation unit value at end of period                                  $   1.21     $   1.35    $   1.19    $   0.96
Number of accumulation units outstanding at end of period (000 omitted)     29,743       10,800       2,846         586
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS


YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1MS(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   0.96     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.84     $   0.96          --          --
Number of accumulation units outstanding at end of period (000 omitted)      9,151        1,114          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2MS(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   0.97     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.85     $   0.97          --          --
Number of accumulation units outstanding at end of period (000 omitted)     10,942          942          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1UE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                            $   0.86     $   0.99    $   1.10    $   1.00
Accumulation unit value at end of period                                  $   0.67     $   0.86    $   0.99    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)     75,489       71,185      55,239       9,951
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%

SUBACCOUNT 2UE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                            $   0.86     $   0.99    $   1.10    $   1.00
Accumulation unit value at end of period                                  $   0.67     $   0.86    $   0.99    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)     71,820       60,343      42,626       8,981
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%

SUBACCOUNT 1MC(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                            $   1.37     $   1.23    $   0.95    $   1.00
Accumulation unit value at end of period                                  $   1.29     $   1.37    $   1.23    $   0.95
Number of accumulation units outstanding at end of period (000 omitted)     47,539       24,711      10,265       2,023
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%

SUBACCOUNT 2MC(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                            $   1.37     $   1.23    $   0.95    $   1.00
Accumulation unit value at end of period                                  $   1.30     $   1.37    $   1.23    $   0.95
Number of accumulation units outstanding at end of period (000 omitted)     56,079       23,748       7,622       1,634
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%

SUBACCOUNT 1ID(6) (INVESTING IN SHARES OF INVESCO VIF - DYNAMICS FUND)
Accumulation unit value at beginning of period                            $   0.96     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.65     $   0.96          --          --
Number of accumulation units outstanding at end of period (000 omitted)      4,845        1,426          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2ID(6) (INVESTING IN SHARES OF INVESCO VIF - DYNAMICS FUND)
Accumulation unit value at beginning of period                            $   0.96     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.65     $   0.96          --          --
Number of accumulation units outstanding at end of period (000 omitted)      6,887        1,550          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1FS(6) (INVESTING IN SHARES OF INVESCO VIF - FINANCIAL SERVICES FUND)
Accumulation unit value at beginning of period                            $   0.96     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.82     $   0.96          --          --
Number of accumulation units outstanding at end of period (000 omitted)      3,709          901          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2FS(6) (INVESTING IN SHARES OF INVESCO VIF - FINANCIAL SERVICES FUND)
Accumulation unit value at beginning of period                            $   0.97     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.82     $   0.97          --          --
Number of accumulation units outstanding at end of period (000 omitted)      5,572        1,081          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1TC(6) (INVESTING IN SHARES OF INVESCO VIF - TECHNOLOGY FUND)
Accumulation unit value at beginning of period                            $   0.91     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.48     $   0.91          --          --
Number of accumulation units outstanding at end of period (000 omitted)      2,845          911          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2TC(6) (INVESTING IN SHARES OF INVESCO VIF - TECHNOLOGY FUND)
Accumulation unit value at beginning of period                            $   0.91     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.48     $   0.91          --          --
Number of accumulation units outstanding at end of period (000 omitted)      3,769          490          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1TL(6) (INVESTING IN SHARES OF INVESCO VIF - TELECOMMUNICATIONS FUND)
Accumulation unit value at beginning of period                            $   0.84     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.41     $   0.84          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,604          614          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2TL(6) (INVESTING IN SHARES OF INVESCO VIF - TELECOMMUNICATIONS FUND)
Accumulation unit value at beginning of period                            $   0.84     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.41     $   0.84          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,938          404          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1GT(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                            $   0.42     $   0.68    $   1.00          --
Accumulation unit value at end of period                                  $   0.25     $   0.42    $   0.68          --
Number of accumulation units outstanding at end of period (000 omitted)     31,354       34,050      22,949          --
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%         --

SUBACCOUNT 2GT(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                            $   0.43     $   0.68    $   1.00          --
Accumulation unit value at end of period                                  $   0.25     $   0.43    $   0.68          --
Number of accumulation units outstanding at end of period (000 omitted)     37,200       34,767      20,288          --
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%         --

SUBACCOUNT 1IG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                            $   0.61     $   0.80    $   1.00          --
Accumulation unit value at end of period                                  $   0.45     $   0.61    $   0.80          --
Number of accumulation units outstanding at end of period (000 omitted)     74,111       64,147      29,251          --
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%         --

SUBACCOUNT 2IG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                            $   0.61     $   0.80    $   1.00          --
Accumulation unit value at end of period                                  $   0.45     $   0.61    $   0.80          --
Number of accumulation units outstanding at end of period (000 omitted)     81,189       60,527      25,763          --
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%         --

SUBACCOUNT 1IP(1) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                            $   0.72     $   0.96    $   1.07    $   1.00
Accumulation unit value at end of period                                  $   0.64     $   0.72    $   0.96    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)     28,853       19,727      10,774       2,504
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%

SUBACCOUNT 2IP(1) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                            $   0.72     $   0.96    $   1.07    $   1.00
Accumulation unit value at end of period                                  $   0.64     $   0.72    $   0.96    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)     29,532       15,860       7,958       1,981
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%

SUBACCOUNT 1MG(3) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                            $   0.67     $   0.90    $   1.00          --
Accumulation unit value at end of period                                  $   0.48     $   0.67    $   0.90          --
Number of accumulation units outstanding at end of period (000 omitted)     62,663       51,051      21,973          --
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%         --

SUBACCOUNT 2MG(3) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                            $   0.68     $   0.91    $   1.00          --
Accumulation unit value at end of period                                  $   0.48     $   0.68    $   0.91          --
Number of accumulation units outstanding at end of period (000 omitted)     69,576       50,212      19,521          --
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%         --


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1MD(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                            $   0.90     $   0.96    $   1.00          --
Accumulation unit value at end of period                                  $   0.61     $   0.90    $   0.96          --
Number of accumulation units outstanding at end of period (000 omitted)     53,383       36,822      15,060          --
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%         --

SUBACCOUNT 2MD(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                            $   0.90     $   0.96    $   1.00          --
Accumulation unit value at end of period                                  $   0.61     $   0.90    $   0.96          --
Number of accumulation units outstanding at end of period (000 omitted)     59,272       34,072      12,308          --
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%         --

SUBACCOUNT 1UT(6) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                            $   0.89     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.68     $   0.89          --          --
Number of accumulation units outstanding at end of period (000 omitted)      7,093        2,778          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2UT(6) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                            $   0.89     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.68     $   0.89          --          --
Number of accumulation units outstanding at end of period (000 omitted)     10,543        2,997          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1PE(6) (INVESTING IN SHARES OF PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                            $   0.97     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.81     $   0.97          --          --
Number of accumulation units outstanding at end of period (000 omitted)      7,193        1,106          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2PE(6) (INVESTING IN SHARES OF PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                            $   0.98     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.81     $   0.98          --          --
Number of accumulation units outstanding at end of period (000 omitted)     11,651        1,316          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1EU(6) (INVESTING IN SHARES OF PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                            $   0.98     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.78     $   0.98          --          --
Number of accumulation units outstanding at end of period (000 omitted)        698          143          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2EU(6) (INVESTING IN SHARES OF PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                            $   0.98     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.78     $   0.98          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,312          121          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1HS(6) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $   0.98     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.77     $   0.98          --          --
Number of accumulation units outstanding at end of period (000 omitted)      6,574        1,743          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2HS(6) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $   0.98     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.78     $   0.98          --          --
Number of accumulation units outstanding at end of period (000 omitted)     11,416        2,137          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1PI(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $   0.96     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.78     $   0.96          --          --
Number of accumulation units outstanding at end of period (000 omitted)     15,138        2,180          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2PI(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $   0.96     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.78     $   0.96          --          --
Number of accumulation units outstanding at end of period (000 omitted)     20,773        2,460          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1VS(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $   0.85     $   1.29    $   1.36    $   1.00
Accumulation unit value at end of period                                  $   0.58     $   0.85    $   1.29    $   1.36
Number of accumulation units outstanding at end of period (000 omitted)     73,930       87,722      68,407       7,245
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%

SUBACCOUNT 2VS(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $   0.85     $   1.29    $   1.36    $   1.00
Accumulation unit value at end of period                                  $   0.59     $   0.85    $   1.29    $   1.36
Number of accumulation units outstanding at end of period (000 omitted)     72,033       74,819      49,764       5,084
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%

SUBACCOUNT 1SO(6) (INVESTING IN SHARES OF STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                            $   0.99     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.72     $   0.99          --          --
Number of accumulation units outstanding at end of period (000 omitted)     17,130        3,747          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2SO(6) (INVESTING IN SHARES OF STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                            $   0.99     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.72     $   0.99          --          --
Number of accumulation units outstanding at end of period (000 omitted)     25,397        3,701          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1IT(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                            $   0.84     $   1.08    $   1.51    $   1.00
Accumulation unit value at end of period                                  $   0.72     $   0.84    $   1.08    $   1.51
Number of accumulation units outstanding at end of period (000 omitted)     42,309       30,297      21,844       1,343
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%

SUBACCOUNT 2IT(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                            $   0.85     $   1.08    $   1.51    $   1.00
Accumulation unit value at end of period                                  $   0.72     $   0.85    $   1.08    $   1.51
Number of accumulation units outstanding at end of period (000 omitted)     43,554       27,818      18,245       1,234
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%

SUBACCOUNT 1SP(1) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
Accumulation unit value at beginning of period                            $   1.15     $   1.05    $   1.15    $   1.00
Accumulation unit value at end of period                                  $   0.95     $   1.15    $   1.05    $   1.15
Number of accumulation units outstanding at end of period (000 omitted)     72,853       46,456      29,881       2,723
Ratio of operating expense to average net assets                              0.95%        0.95%       0.95%       0.95%

SUBACCOUNT 2SP(1) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
Accumulation unit value at beginning of period                            $   1.16     $   1.05    $   1.15    $   1.00
Accumulation unit value at end of period                                  $   0.96     $   1.16    $   1.05    $   1.15
Number of accumulation units outstanding at end of period (000 omitted)     78,311       40,791      23,813       2,476
Ratio of operating expense to average net assets                              0.75%        0.75%       0.75%       0.75%

SUBACCOUNT 1AA(4) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                            $   0.97     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.84     $   0.97          --          --
Number of accumulation units outstanding at end of period (000 omitted)     11,859        3,224          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2AA(4) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                            $   0.97     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.84     $   0.97          --          --
Number of accumulation units outstanding at end of period (000 omitted)     14,864        3,799          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1WI(4) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                            $   0.90     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.69     $   0.90          --          --
Number of accumulation units outstanding at end of period (000 omitted)      2,781        1,031          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2WI(4) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                            $   0.90     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.69     $   0.90          --          --
Number of accumulation units outstanding at end of period (000 omitted)      4,703        1,200          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT 1SG(4) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                            $   0.94     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.58     $   0.94          --          --
Number of accumulation units outstanding at end of period (000 omitted)      7,655        2,230          --          --
Ratio of operating expense to average net assets                              0.95%        0.95%         --          --

SUBACCOUNT 2SG(4) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                            $   0.94     $   1.00          --          --
Accumulation unit value at end of period                                  $   0.58     $   0.94          --          --
Number of accumulation units outstanding at end of period (000 omitted)      9,992        2,060          --          --
Ratio of operating expense to average net assets                              0.75%        0.75%         --          --

SUBACCOUNT BC4(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.79           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)         39           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT BC5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.79           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        126           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT BD4(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   1.04           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      5,971           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT BD5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   1.04           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      6,481           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT CR4(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.81           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)         96           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT CR5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.75           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        291           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT CM4(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   1.00           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)     12,148           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --
Simple yield(2)                                                              (0.42%)         --          --          --
Compound yield(2)                                                            (0.42%)         --          --          --


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CM5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   1.00           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)     12,452           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --
Simple yield(2)                                                              (0.24%)         --          --          --
Compound yield(2)                                                            (0.24%)         --          --          --

SUBACCOUNT DE4(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.83           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      2,058           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT DE5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.83           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      3,101           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT EM4(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.90           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        121           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT EM5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.90           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        220           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT ES4(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.88           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        889           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT ES5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.88           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,153           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT EI4(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.93           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      4,269           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT EI5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.94           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      3,957           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT FI4(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   1.04           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      7,646           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT FI5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   1.04           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      6,107           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GB4(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   1.14           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,529           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT GB5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   1.14           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,060           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT GR4(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.76           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        392           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT GR5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.77           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        973           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT IE4(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.85           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        105           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT IE5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.85           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)         55           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT MF4(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.90           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        462           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT MF5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.90           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        531           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT ND4(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.80           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      5,049           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT ND5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.80           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      6,565           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT SV4(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.88           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      2,665           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SV5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.88           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      3,316           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT IV4(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.80           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,648           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT IV5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.80           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,889           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT SC4(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.85           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        516           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT SC5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.85           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        900           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT ST4(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STOCK FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.80           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        125           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT ST5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STOCK FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.80           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        196           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT SA4(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.72           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        161           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT SA5(7) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.72           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        114           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4AC(7) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.78           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        447           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5AC(7) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.78           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        379           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 4AD(7) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.80           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        463           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5AD(7) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.80           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        552           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4AL(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.81           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      4,072           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5AL(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.81           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      3,503           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4AB(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.95           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,371           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5AB(7) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.95           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,417           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4AI(7) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.85           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        448           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5AI(7) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.85           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        944           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4AV(7) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS II)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.89           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      2,396           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5AV(7) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS II)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.89           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      2,837           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4SR(7) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.88           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        208           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 5SR(7) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.88           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        211           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4CG(7) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.81           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        522           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5CG(7) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.81           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        383           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4FG(7) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.85           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      3,508           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5FG(7) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.85           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      3,592           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4FM(7) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.90           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      3,541           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5FM(7) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.90           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      4,182           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4FO(7) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.83           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        610           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5FO(7) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.83           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        553           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4RE(7) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   1.01           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      2,989           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5RE(7) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   1.01           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      2,887           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 4SI(7) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.92           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,610           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5SI(7) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.92           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      2,075           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4MS(7) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.89           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,418           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5MS(7) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.89           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,735           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4UE(7) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.80           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,483           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5UE(7) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.80           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,048           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4MC(7) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.95           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      2,777           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5MC(7) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.95           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      2,583           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4ID(7) (INVESTING IN SHARES OF INVESCO VIF - DYNAMICS FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.71           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        286           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5ID(7) (INVESTING IN SHARES OF INVESCO VIF - DYNAMICS FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.71           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        242           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4FS(7) (INVESTING IN SHARES OF INVESCO VIF - FINANCIAL SERVICES FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.87           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        446           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 5FS(7) (INVESTING IN SHARES OF INVESCO VIF - FINANCIAL SERVICES FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.87           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        526           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4TC(7) (INVESTING IN SHARES OF INVESCO VIF - TECHNOLOGY FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.56           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        157           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5TC(7) (INVESTING IN SHARES OF INVESCO VIF - TECHNOLOGY FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.56           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        192           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4TL(7) (INVESTING IN SHARES OF INVESCO VIF - TELECOMMUNICATIONS FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.60           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)         69           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5TL(7) (INVESTING IN SHARES OF INVESCO VIF - TELECOMMUNICATIONS FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.60           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)         56           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4GT(7) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.63           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        112           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5GT(7) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.64           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)         68           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4IG(7) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.79           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        646           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5IG(7) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.79           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        681           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4IP(7) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.92           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        566           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5IP(7) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.92           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        499           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS


YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 4MG(7) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.76           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        712           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5MG(7) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.76           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,088           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4MD(7) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.72           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,784           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5MD(7) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.72           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      2,112           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4UT(7) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.85           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        431           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5UT(7) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.85           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        276           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4PE(7) (INVESTING IN SHARES OF PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.85           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,189           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5PE(7) (INVESTING IN SHARES OF PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.85           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,439           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4EU(7) (INVESTING IN SHARES OF PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.85           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)         50           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5EU(7) (INVESTING IN SHARES OF PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.85           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)         50           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4HS(7) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.80           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        583           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 5HS(7) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.81           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        617           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4PI(7) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.86           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,392           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5PI(7) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.86           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      2,086           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4VS(7) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.73           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        192           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5VS(7) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.73           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        267           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4SO(7) (INVESTING IN SHARES OF STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.75           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,985           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5SO(7) (INVESTING IN SHARES OF STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.75           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      2,340           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4IT(7) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.87           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,055           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5IT(7) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.87           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,523           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4SP(7) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.85           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      3,131           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5SP(7) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.85           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      3,732           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                         2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 4AA(7) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.88           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        770           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5AA(7) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.88           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)      1,279           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4WI(7) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.81           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)         80           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5WI(7) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.81           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)         81           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

SUBACCOUNT 4SG(7) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.67           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        387           --          --          --
Ratio of operating expense to average net assets                              1.20%          --          --          --

SUBACCOUNT 5SG(7) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                            $   1.00           --          --          --
Accumulation unit value at end of period                                  $   0.67           --          --          --
Number of accumulation units outstanding at end of period (000 omitted)        662           --          --          --
Ratio of operating expense to average net assets                              1.00%          --          --          --

(1) Operations commenced on Sept. 15, 1999.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3) Operations commenced on May 1, 2000.

(4) Operations commenced on May 1, 2001.

(5) Operations commenced on Aug. 14, 2001.

(6) Operations commenced on Aug. 13, 2001.

(7) Operations commenced on Feb. 13, 2002.


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

PERFORMANCE INFORMATION


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-    contract administrative charge,

-    applicable mortality and expense risk fee,


-    MAV rider fee,

-    EEP rider fee, and


- applicable surrender charge (assuming a surrender at the end of the illustrated period).


We may also show optional total return quotations that reflect deduction of the EEB rider fee. We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender), or fees for any of the optional features.


AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT         SUBACCOUNT
FOR RAVA           FOR RAVA
ADVANTAGE          SELECT            INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
BC1                BC4               AXP(R) Variable          Objective: long-term total return           IDS Life, adviser;
BC2                BC5               Portfolio - Blue         exceeding that of the U.S. stock            American Express
                                     Chip Advantage Fund      market. Invests primarily in blue chip      Financial Corporation
                                                              stocks. Blue chip stocks are issued by      (AEFC), subadviser.
                                                              companies with a market capitalization
                                                              of at least $1 billion, an established
                                                              management, a history of consistent
                                                              earnings and a leading position within
                                                              their respective industries.

BD1                BD4               AXP(R) Variable          Objective: high level of current income     IDS Life, adviser; AEFC,
BD2                BD5               Portfolio - Bond         while conserving the value of the           subadviser.
                                     Fund (effective          investment and continuing a high level
                                     6-27-03 AXP(R)           of income for the longest time period.
                                     Variable Portfolio       Invests primarily in bonds and other
                                     - Bond Fund will         debt obligations.
                                     change to AXP(R)
                                     Variable Portfolio
                                     - Diversified Bond
                                     Fund)

CR1                CR4               AXP(R) Variable          Objective: capital appreciation.            IDS Life, adviser; AEFC,
CR2                CR5               Portfolio - Capital      Invests primarily in U.S. common stocks     subadviser.
                                     Resource Fund            and other securities convertible into
                                                              common stocks.

CM1                CM4               AXP(R) Variable          Objective: maximum current income           IDS Life, adviser; AEFC,
CM2                CM5               Portfolio - Cash         consistent with liquidity and stability     subadviser.
                                     Management Fund          of principal. Invests primarily in
                                                              money market securities.

DE1                DE4               AXP(R) Variable          Objective: high level of current income     IDS Life, adviser; AEFC,
DE2                DE5               Portfolio -              and, as a secondary goal, steady growth     subadviser.
                                     Diversified Equity       of capital. Invests primarily in
                                     Income Fund              dividend-paying common and preferred
                                                              stocks.

EM1                EM4               AXP(R) Variable          Objective: long-term capital growth.        IDS Life, adviser; AEFC,
EM2                EM5               Portfolio -              Invests primarily in equity securities      subadviser; American
                                     Emerging Markets         of companies in emerging market             Express Asset Management
                                     Fund                     countries.                                  International, Inc., a
                                                                                                          wholly-owned subsidiary
                                                                                                          of AEFC, subadviser.

ES1                ES4               AXP(R) Variable          Objective: growth of capital. Invests       IDS Life, adviser; AEFC,
ES2                ES5               Portfolio - Equity       primarily in equity securities of           subadviser.
                                     Select Fund              medium-sized companies.


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT         SUBACCOUNT
FOR RAVA           FOR RAVA
ADVANTAGE          SELECT            INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
EI1                EI4               AXP(R) Variable          Objective: high current income, with        IDS Life, adviser; AEFC,
EI2                EI5               Portfolio - Extra        capital growth as a secondary               subadviser.
                                     Income Fund              objective. Invests primarily in
                                     (effective 6-27-03       high-yielding, high-risk corporate
                                     AXP(R) Variable          bonds (junk bonds) issued by U.S. and
                                     Portfolio - Extra        foreign companies and governments.
                                     Income Fund will
                                     change to  AXP(R)
                                     Variable Portfolio
                                     - High Yield Bond
                                     Fund)

FI1                FI4               AXP(R) Variable          Objective: a high level of current          IDS Life, adviser; AEFC,
FI2                FI5               Portfolio - Federal      income and safety of principal              subadviser.
                                     Income Fund              consistent with an investment in U.S.
                                     (effective 6-27-03       government and government agency
                                     AXP(R) Variable          securities. Invests primarily in debt
                                     Portfolio - Federal      obligations issued or guaranteed as to
                                     Income Fund will         principal and interest by the U.S.
                                     change to  AXP(R)        government, its agencies or
                                     Variable Portfolio       instrumentalities.
                                     - Short Term U.S.
                                     Government Fund)

GB1                GB4               AXP(R) Variable          Objective: high total return through        IDS Life, adviser; AEFC,
GB2                BG5               Portfolio - Global       income and growth of capital.               subadviser.
                                     Bond Fund                Non-diversified mutual fund that
                                                              invests primarily in debt obligations
                                                              of U.S. and foreign issuers.

GR1                GR4               AXP(R) Variable          Objective: long-term capital growth.        IDS Life, adviser; AEFC,
GR2                GR5               Portfolio - Growth       Invests primarily in common stocks and      subadviser.
                                     Fund                     securities convertible into common
                                                              stocks that appear to offer growth
                                                              opportunities.

IE1                IE4               AXP(R) Variable          Objective: capital appreciation.            IDS Life, adviser; AEFC,
IE2                IE5               Portfolio -              Invests primarily in common stocks or       subadviser; American
                                     International Fund       convertible securities of foreign           Express Asset Management
                                                              issuers that offer strong growth            International, Inc., a
                                                              potential.                                  wholly-owned subsidiary of
                                                                                                          AEFC, subadviser.

MF1                MF4               AXP(R) Variable          Objective: maximum total investment         IDS Life, adviser; AEFC,
MF2                MF5               Portfolio -              return through a combination of capital     subadviser.
                                     Managed Fund             growth and current income. Invests
                                                              primarily in a combination of common
                                                              and preferred stocks, convertible
                                                              securities, bonds and other debt
                                                              securities.

ND1                ND4               AXP(R) Variable          Objective: long-term growth of capital.     IDS Life, adviser; AEFC,
ND2                ND5               Portfolio - NEW          Invests primarily in common stocks          subadviser.
                                     DIMENSIONS FUND(R)       showing potential for significant
                                                              growth.


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT         SUBACCOUNT
FOR RAVA           FOR RAVA
ADVANTAGE          SELECT            INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
SV1                SV4               AXP(R) Variable          Objective: long-term capital                IDS Life, adviser; AEFC,
SV2                SV5               Portfolio -              appreciation. Non-diversified fund          subadviser; National
                                     Partners Small Cap       that invests primarily in equity            City Investment Company,
                                     Value Fund               securities.                                 Royce & Associates, LLC.
                                                                                                          and Third Avenue
                                                                                                          Management LLC,
                                                                                                          subadvisers.

IV1                IV4               AXP(R) Variable          Objective: long-term capital                IDS Life, adviser; AEFC,
IV2                IV5               Portfolio - S&P          appreciation. Non-diversified fund          subadviser.
                                     500 Index Fund           that invests primarily in securities
                                                              that are expected to provide
                                                              investment results that correspond to
                                                              the performance of the S&P 500(R)
                                                              Index.

SC1                SC4               AXP(R) Variable          Objective: long-term capital growth.        IDS Life, adviser; AEFC,
SC2                SC5               Portfolio - Small        Invests primarily in equity stocks of       subadviser; Kenwood
                                     Cap Advantage Fund       small companies that are often              Capital Management LLC,
                                                              included in the Russell 2000 Index          subadviser.
                                                              and/or have market capitalization
                                                              under $2 billion.

ST1                ST4               AXP(R) Variable          Objective: current income and growth        IDS Life, adviser; AEFC,
ST2                ST5               Portfolio - Stock        of capital. Invests primarily in            subadviser.
                                     Fund                     common stocks and securities
                                                              convertible into common stock.

SA1                SA4               AXP(R) Variable          Objective: capital appreciation.            IDS Life, adviser; AEFC,
SA2                SA5               Portfolio -              Invests primarily in equity securities      subadviser.
                                     Strategy                 of growth companies.
                                     Aggressive Fund

1AC                4AC               AIM V.I. Capital         Objective: growth of capital. Invests       A I M Advisors, Inc.
2AC                5AC               Appreciation Fund,       principally in common stocks of
                                     Series II Shares         companies likely to benefit from new
                                                              or innovative products, services or
                                                              processes as well as those with
                                                              above-average long-term growth and
                                                              excellent prospects for future growth.
                                                              The Fund may invest up to 25% of its
                                                              assets in foreign securities.

1AD                4AD               AIM V.I. Capital         Objective: long-term growth of              A I M Advisors, Inc.
2AD                5AD               Development Fund,        capital. Invests primarily in
                                     Series II Shares         securities (including common stocks,
                                                              convertible securities and bonds) of
                                                              small- and medium-sized companies. The
                                                              Fund may invest up to 25% of its
                                                              assets in foreign securities.

1AL                4AL               AllianceBernstein        Objective: reasonable current income        Alliance Capital
2AL                5AL               VP Growth and            and reasonable appreciation. Invests        Management, L.P.
                                     Income Portfolio         primarily in dividend-paying common
                                     (Class B)                stocks of good quality.
                                     (previously
                                     Alliance VP Growth
                                     and Income
                                     Portfolio (Class
                                     B))


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT         SUBACCOUNT
FOR RAVA           FOR RAVA
ADVANTAGE          SELECT            INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
1AB                4AB               AllianceBernstein        Objective: long-term growth of capital.     Alliance Capital
2AB                5AB               VP International         Invests primarily in a diversified          Management, L.P.
                                     Value Portfolio          portfolio of foreign equity securities.
                                     (Class B)
                                     (previously
                                     Alliance VP
                                     International
                                     Value Portfolio
                                     (Class B))

1AI                4AI               American                 Objective: long-term capital growth.        American Century
2AI                5AI               Century(R) VP            Invests primarily in stocks of growing      Investment Management,
                                     International,           foreign companies in developed              Inc.
                                     Class II                 countries.

1AV                4AV               American                 Objective: long-term capital growth,        American Century
2AV                5AV               Century(R) VP            with income as a secondary objective.       Investment Management,
                                     Value, Class II          Invests primarily in stocks of              Inc.
                                                              companies that management believes to
                                                              be undervalued at the time of purchase.

1SR                4SR               Calvert Variable         Objective: income and capital growth.       Calvert Asset Management
2SR                5SR               Series, Inc.             Invests primarily in stocks, bonds and      Company, Inc. (CAMCO),
                                     Social Balanced          money market instruments which offer        investment adviser. SsgA
                                     Portfolio                income and capital growth opportunity       Funds Management, Inc.
                                                              and which satisfy the investment and        and Brown Capital
                                                              social criteria.                            Management are the
                                                                                                          investment subadvisers.

1CG                4CG               Evergreen VA             Objective: long-term capital growth.        Evergreen Investment
2CG                5CG               Capital Growth           The Fund seeks to achieve its goal by       Management Company, LLC;
                                     Fund - Class 2           investing primarily in common stocks of     Pilgrim Baxter &
                                                              large U.S. companies, which the             Associates, Ltd, is the
                                                              portfolio managers believe have the         sub-investment adviser.
                                                              potential for capital growth over the
                                                              intermediate- and long-term.

1FG                4FG               Fidelity(R) VIP          Objective: seeks high total return          Fidelity Management &
2FG                5FG               Growth & Income          through a combination of current income     Research Company (FMR),
                                     Portfolio Service        and capital appreciation. Normally          investment manager; FMR
                                     Class 2                  invests a majority of assets in common      U.K., FMR Far East,
                                                              stocks of foreign and domestic issuers      sub-investment advisers.
                                                              with a focus on those that pay current
                                                              dividends and show potential for
                                                              capital appreciation. May invest in
                                                              bonds, including lower-quality debt
                                                              securities, as well as stocks that are
                                                              not currently paying dividends, but
                                                              offer prospects for future income or
                                                              capital appreciation.


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT         SUBACCOUNT
FOR RAVA           FOR RAVA
ADVANTAGE          SELECT            INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
1FM                4FM               Fidelity(R) VIP Mid      Objective: seeks long-term growth of        Fidelity Management &
2FM                5FM               Cap Portfolio            capital. Normally invests at least 80%      Research Company (FMR),
                                     Service Class 2          of assets in securities of foreign and      investment manager; FMR
                                                              domestic companies with medium market       U.K., FMR Far East,
                                                              capitalization common stocks. Invests       sub-investment advisers.
                                                              in growth or value common common
                                                              stocks. May invest in companies with
                                                              smaller or larger market
                                                              capitalizations.

1FO                4FO               Fidelity(R) VIP          Objective: seeks long-term growth of        Fidelity Management &
2FO                5FO               Overseas Portfolio       capital. Normally invests primarily in      Research Company (FMR),
                                     Service Class 2          common stocks of foreign securities.        investment manager; FMR
                                                              Normally invests at least 80% of            U.K., FMR Far East,
                                                              assets in non-U.S. securities.              Fidelity International
                                                                                                          Investment Advisors
                                                                                                          (FIIA) and FIIA U.K.,
                                                                                                          sub-investment advisers.

1RE                4RE               FTVIPT Franklin          Objective: seeks capital appreciation,      Franklin Advisers, Inc.
2RE                5RE               Real Estate Fund -       with current income as a secondary
                                     Class 2                  goal. The Fund normally invests at
                                                              least 80% of its net assets in
                                                              investments of companies operating in
                                                              the real estate sector. The Fund
                                                              invests primarily in equity real
                                                              estate investment trusts (REITs).

1SI                4SI               FTVIPT Franklin          Objective: seeks long-term total            Franklin Advisory
2SI                5SI               Small Cap Value          return. The Fund normally invests at        Services, LLC
                                     Securities Fund -        least 80% of its net assets in
                                     Class 2                  investments of small capitalization
                                                              companies. For this Fund, small cap
                                                              companies are those with market cap
                                                              values not exceeding $2.5 billion, at
                                                              the time of purchase. The Fund's
                                                              manager invests in small companies
                                                              that it believes are undervalued.

1MS                4MS               FTVIPT Mutual            Objective: seeks capital appreciation,      Franklin Mutual Advisers,
2MS                5MS               Shares Securities        with income as a secondary goal. The        LLC
                                     Fund - Class 2           Fund normally invests mainly in U.S.
                                                              equity securities that the Fund's
                                                              manager believes are available at
                                                              market prices less than their
                                                              intrinsic value on certain recognized
                                                              or objective criteria, including
                                                              undervalued stocks, restructuring
                                                              companies and distressed companies.


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT         SUBACCOUNT
FOR RAVA           FOR RAVA
ADVANTAGE          SELECT            INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
1UE                4UE               Goldman Sachs VIT        Objective: The Goldman Sachs VIT CORE       Goldman Sachs Asset
2UE                5UE               CORE(SM) U.S.            U.S. Equity Fund seeks long-term            Management, L.P.
                                     Equity Fund              growth of capital and dividend income.
                                                              The Fund invests, under normal
                                     CORE(SM) is a            circumstances, at least 90% of its
                                     service mark of          total assets (not including securities
                                     Goldman, Sachs & Co.     lending collateral and any investment
                                                              of that collateral) measured at time of
                                                              purchase in a broadly diversified
                                                              portfolio of large-cap and blue chip
                                                              equity investments representing all
                                                              major sectors of the U.S. economy.

1MC                4MC               Goldman Sachs VIT        Objective: The Goldman Sachs VIT Mid        Goldman Sachs Asset
2MC                5MC               Mid Cap Value Fund       Cap Value Fund seeks long-term capital      Management, L.P.
                                                              appreciation. The Fund invests, under
                                                              normal circumstances, at least 80% of
                                                              its net assets plus any borrowing for
                                                              investment purposes (measured at time
                                                              of purchase) in a diversified portfolio
                                                              of equity investments in
                                                              mid-capitalization issuers within the
                                                              range of the market capitalization of
                                                              companies constituting the Russell
                                                              Midcap Value Index at the time of
                                                              investment.

1ID                4ID               INVESCO VIF -            Objective: long-term growth of capital.     INVESCO Funds Group, Inc.
2ID                5ID               Dynamics Fund            Invests primarily in common stocks of
                                                              mid-sized companies -- companies
                                                              included in the Russell Midcap(R)
                                                              Growth Index at the time of purchase,
                                                              or if not included in that Index, those
                                                              with market capitalizations between
                                                              $2.5 billion and $15 billion at the
                                                              time of purchase. The Fund also has the
                                                              flexibility to invest in other types of
                                                              securities, including preferred stocks,
                                                              convertible securities and bonds.

1FS                4FS               INVESCO VIF -            Objective: long-term growth of capital.     INVESCO Funds Group, Inc.
2FS                5FS               Financial Services       Aggressively managed. Invests at least
                                     Fund                     80% of its assets in the equity
                                                              securities and equity-related
                                                              instruments of companies involved in
                                                              the financial services sector. These
                                                              companies include, but are not limited
                                                              to, banks, insurance companies,
                                                              investment and miscellaneous industries
                                                              (asset managers, brokerage firms, and
                                                              government-sponsored agencies and
                                                              suppliers to financial services
                                                              companies).


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT         SUBACCOUNT
FOR RAVA           FOR RAVA
ADVANTAGE          SELECT            INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
1TC                4TC               INVESCO VIF -            Objective: long-term growth of capital.     INVESCO Funds Group, Inc.
2TC                5TC               Technology Fund          The Fund is aggressively managed.
                                                              Invests at least 80% of its assets in
                                                              equity securities and equity-related
                                                              instruments of companies engaged in
                                                              technology-related industries. These
                                                              include, but are not limited to,
                                                              various applied technologies, hardware,
                                                              software, semiconductors,
                                                              telecommunications equipment and
                                                              services, and service-related companies
                                                              in information technology. Many of
                                                              these products and services are subject
                                                              to rapid obsolescence, which may lower
                                                              the market value of securities of the
                                                              companies in this sector.

1TL                4TL               INVESCO VIF -            Objective: long-term growth of capital.     INVESCO Funds Group, Inc.
2TL                5TL               Telecommunications       Current income is a secondary
                                     Fund                     objective. The Fund is aggressively
                                                              managed. Invests at least 80% of its
                                                              assets in equity securities and
                                                              equity-related instruments of companies
                                                              involved in the design, development
                                                              manufacture, distribution or sale of
                                                              communications services and equipment,
                                                              and companies that are involved in
                                                              supplying equipment or services to such
                                                              companies. The telecommunications
                                                              sector includes,  but is not limited to
                                                              companies that offer telephone
                                                              services, wireless communications,
                                                              satellite communications, television
                                                              and movie programming, broadcasting and
                                                              Internet access. Many of these products
                                                              and services are subject to rapid
                                                              obsolescence, which may lower the
                                                              market value of securities of the
                                                              companies in this sector.

1GT                4GT               Janus Aspen Series       Objective: long-term growth of capital.     Janus Capital
2GT                5GT               Global Technology        Non-diversified mutual fund that
                                     Portfolio:               invests, under normal circumstances, at
                                     Service Shares           least 80% of its net assets in
                                                              securities of companies that the
                                                              portfolio manager believes will benefit
                                                              significantly from advances or
                                                              improvements in technology. It
                                                              implements this policy by investing
                                                              primarily in equity securities of U.S.
                                                              and foreign companies selected for
                                                              their growth potential.


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT         SUBACCOUNT
FOR RAVA           FOR RAVA
ADVANTAGE          SELECT            INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
1IG                4IG               Janus Aspen Series       Objective: long-term growth of capital.     Janus Capital
2IG                5IG               International            Invests, under normal circumstances, at
                                     Growth Portfolio:        least 80% of its net assets in
                                     Service Shares           securities of issuers from at least
                                                              five different countries, excluding the
                                                              United States. Although the Portfolio
                                                              intends to invest substantially all of
                                                              its assets in issuers located outside
                                                              the United States, it may at times
                                                              invest in U.S. issuers and under
                                                              unusual circumstances, it may invest
                                                              all of its assets in fewer than five
                                                              countries or even a single country.

1IP                4IP               Lazard Retirement        Objective: long-term capital                Lazard Asset Management,
2IP                5IP               International            appreciation. Invests primarily in          LLC
                                     Equity Portfolio         equity securities, principally common
                                                              stocks, of relatively large non-U.S.
                                                              companies with market capitalizations
                                                              in the range of the Morgan Stanley
                                                              Capital International (MSCI) Europe,
                                                              Australia and Far East (EAFE(R)) Index
                                                              that the Investment Manager believes
                                                              are undervalued based on their
                                                              earnings, cash flow or asset values.

1MG                4MG               MFS(R) Investors         Objective: long-term growth of capital      MFS Investment
2MG                5MG               Growth Stock             and future income. Invests at least 80%     Management(R)
                                     Series -  Service        of its net assets in common stocks and
                                     Class                    related securities of companies which
                                                              MFS(R) believes offer better than
                                                              average prospects for long-term growth.

1MD                4MD               MFS(R) New               Objective: capital appreciation.            MFS Investment
2MD                5MD               Discovery Series -       Invests in at least 65% of its net          Management(R)
                                     Service Class            assets in equity securities of emerging
                                                              growth companies.

1UT                4UT               MFS(R) Utilities         Objective: capital growth and current       MFS Investment
2UT                5UT               Series - Service         income. Invests primarily in equity and     Management(R)
                                     Class                    debt securities of domestic and foreign
                                                              companies in the utilities industry.


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT         SUBACCOUNT
FOR RAVA           FOR RAVA
ADVANTAGE          SELECT            INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
1PE                4PE               Pioneer Equity           Objective: current income and               Pioneer Investment
2PE                5PE               Income VCT               long-term growth of capital from a          Management, Inc.
                                     Portfolio -  Class       portfolio consisting primarily of
                                     II Shares                income producing equity securities of
                                                              U.S. corporations. Invests primarily in
                                                              common stocks, preferred stocks and
                                                              interests in real estate investment
                                                              trusts (REITs). Normally, the portfolio
                                                              invests at least 80% of its total
                                                              assets in income producing equity
                                                              securities.  The remainder of the
                                                              portfolio may be invested in debt
                                                              securities, most of which are expected
                                                              to be convertible into common stocks.

1EU                4EU               Pioneer Europe VCT       Objective: long-term growth of capital.     Pioneer Investment
2EU                5EU               Portfolio -  Class       Invests primarily in equity securities      Management, Inc.
                                     II Shares                of European issuers including common
                                                              stocks, preferred stocks, rights,
                                                              depositary receipts, warrants and debt
                                                              securities convertible into common
                                                              stock. Normally, the portfolio invests
                                                              80% of its total assets in equity
                                                              securities of European issuers. The
                                                              portfolio may also purchase and sell
                                                              forward foreign currency contracts in
                                                              connection with its investments.

1HS                4HS               Putnam VT Health         Objective: capital appreciation. The        Putnam Investment
2HS                5HS               Sciences Fund -          fund pursues its goal by investing          Management, LLC
                                     Class IB Shares          mainly in growth stocks of companies in
                                                              the health sciences industries. Under
                                                              normal circumstances, the fund invests
                                                              at least 80% of the fund's net assets
                                                              in securities of (a) companies that
                                                              derive at least 50% of their assets,
                                                              revenues or profits from the
                                                              pharmaceutical, health care services,
                                                              applied research and development and
                                                              medical equipment and supplies
                                                              industries, or  (b) companies we think
                                                              have the potential for growth as a
                                                              result of their particular products,
                                                              technology, patents or other market
                                                              advantages in the health sciences
                                                              industries.

1PI                4PI               Putnam VT                Objective: capital appreciation. The        Putnam Investment
2PI                5PI               International            fund pursues its goal by investing          Management, LLC
                                     Equity Fund -            mainly in common stocks of companies
                                     Class IB Shares          outside the United States.
                                     (previously Putnam
                                     VT International
                                     Growth Fund -
                                     Class IB Shares)


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT         SUBACCOUNT
FOR RAVA           FOR RAVA
ADVANTAGE          SELECT            INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
1VS                4VS               Putnam VT Vista          Objective: capital appreciation. The        Putnam Investment
2VS                5VS               Fund - Class IB          fund pursues its goal by investing          Management, LLC
                                     Shares                   mainly in common stocks of U.S.
                                                              companies with a focus on growth stocks.

1SO                4SO               Strong Opportunity       Objective: seeks capital growth.            Strong Capital
2SO                5SO               Fund II - Advisor        Invests primarily in common stocks of       Management, Inc.
                                     Class                    medium-capitalization companies that
                                                              the Fund's managers believe are
                                                              under-priced, yet have attractive
                                                              growth prospects.

1IT                4IT               Wanger International     Objective: long-term growth of capital.     Liberty Wanger Asset
2IT                5IT               Small Cap                Invests primarily in stocks of small        Management, L.P.
                                                              and medium-size non-U.S. companies with
                                                              capitalizations of less than $2 billion
                                                              at time of purchase.

1SP                4SP               Wanger U.S. Smaller      Objective: long-term growth of capital.     Liberty Wanger Asset
2SP                5SP               Companies                Invests primarily in stocks of small-       Management, L.P.
                                                              and medium-size U.S. companies with
                                                              capitalizations of less than $5 billion
                                                              at time of purchase.

1AA                4AA               Wells Fargo VT           Objective: long-term total return           Wells Fargo Funds
2AA                5AA               Asset Allocation         consistent with reasonable risk.            Management, LLC, adviser;
                                     Fund                     Invests in equity and fixed-income          Wells Capital Management
                                                              securities in varying proportions, with     Incorporated, subadviser.
                                                              "neutral" target allocation of 60%
                                                              equity securities and 40% fixed-income
                                                              securities. The Fund invests its equity
                                                              portion of assets in common stocks to
                                                              replicate the S&P 500(R) Index and its
                                                              fixed-income portion of assets in  U.S.
                                                              Treasury Bonds to replicate the Lehman
                                                              Brothers 20+ Treasury Index. The Fund
                                                              seeks to maintain a 95% or better
                                                              performance correlation with the
                                                              respective indexes.

1WI                4WI               Wells Fargo VT           Objective: total return with an             Wells Fargo Funds
2WI                5WI               International            emphasis on long-term capital               Management, LLC, adviser;
                                     Equity Fund              appreciation. Invests principally in        Wells Capital Management
                                                              equity securities of companies based in     Incorporated, subadviser.
                                                              developed foreign countries or emerging
                                                              markets.


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT         SUBACCOUNT
FOR RAVA           FOR RAVA
ADVANTAGE          SELECT            INVESTING IN             INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
1SG                4SG               Wells Fargo VT           Objective: long-term capital                Wells Fargo Funds
2SG                5SG               Small Cap Growth         appreciation. Focus is on companies         Management, LLC, adviser;
                                     Fund                     believed to have above-average growth       Wells Capital Management
                                                              potential or that may be involved in        Incorporated, subadviser.
                                                              new or innovative products, services
                                                              and processes. Invests principally in
                                                              securities of companies with
                                                              above-average growth potential and
                                                              whose market capitalizations equal to
                                                              or lower than the company with the
                                                              largest market capitalization in falls
                                                              within  the range of the Russell 2000
                                                              Index, which is considered a small
                                                              capitalization index.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

THE FIXED ACCOUNT

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:


-    the optional MAV rider;(1)

-    the optional EEB rider;(1)

-    the optional EEP rider;(1)


-  the fixed account and/or subaccounts in which you want to invest;

-  how you want to make purchase payments;

-  a beneficiary; and

- under RAVA Advantage, the length of the surrender charge period (seven or ten years).(2)


(1) You may select any one of the MAV, EEB or EEP riders. Or you may select the MAV and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV, EEB and EEP are only available if you and the annuitant are 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange.


(2) The ten-year surrender charge schedule under RAVA Advantage is not available for contracts issued in Oregon. For RAVA Advantage contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:
-    no earlier than the 60th day after the contract's effective date; and
- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the settlement date generally must be:
-    on or after the date the annuitant reaches age 59 1/2; and
- for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age
     70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:
      $23.08 biweekly, or
      $50 per month

                                                       RAVA ADVANTAGE                    RAVA SELECT
If paying by any other method:
      initial payment for qualified annuities            $  1,000                         $  2,000
      initial payment for nonqualified annuities            2,000                           10,000
      for any additional payments                              50                               50

* Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

                                                      RAVA ADVANTAGE                    RAVA SELECT
For the first year:
      up to age 85                                     $ 1,000,000                       $  999,999
      for ages 86 to 90                                    100,000                          100,000

For each subsequent year:
      up to age 85                                         100,000                          100,000
      for ages 86-90                                        50,000                           50,000

** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:
1. a partial surrender from the fixed account; or
2. a lump sum transfer from the fixed account to a subaccount.

                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS


1 BY LETTER


Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474


2 BY SCHEDULED PAYMENT PLAN


We can help you set up:
- an automatic payroll deduction, salary reduction or other group billing arrangement; or
-    a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% for RAVA Advantage and 1.20% for RAVA Select of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% for RAVA Advantage and 1.00% for RAVA Select of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.


Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

MAV RIDER FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.25%(2) of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.


EEB RIDER FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.30% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


EEP RIDER FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


(1) You may select any one of the MAV, EEB or EEP riders. Or you may select the MAV and either the EEB or the EEP. However, you cannot select both the EEB and the EEP. Riders may not be available in all states. The MAV, EEB and EEP riders are only available if you and the annuitant are age 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange.

(2) For contracts purchased before May 1, 2003, the MAV rider fee for RAVA Advantage and RAVA Select is 0.15%.


SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) or ten
(10) years before surrender. You select the surrender charge period at the time of your application for the contract.* For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three (3) contract years. The surrender charge percentages that apply to you are shown in your contract.


* The ten-year surrender charge schedule under RAVA Advantage is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.


SURRENDER CHARGE UNDER RAVA ADVANTAGE:

For purposes of calculating any surrender charge under RAVA Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

                   SEVEN-YEAR SCHEDULE                                             TEN-YEAR SCHEDULE*
YEARS FROM PURCHASE                  SURRENDER CHARGE         YEARS FROM PURCHASE                     SURRENDER CHARGE
  PAYMENT RECEIPT                       PERCENTAGE              PAYMENT RECEIPT                          PERCENTAGE
         1                                  7%                         1                                     8%
         2                                  7                          2                                     8
         3                                  7                          3                                     8
         4                                  6                          4                                     7
         5                                  5                          5                                     7
         6                                  4                          6                                     6
         7                                  2                          7                                     5
         Thereafter                         0                          8                                     4
                                                                       9                                     3
                                                                      10                                     2
                                                                      Thereafter                             0

SURRENDER CHARGE UNDER RAVA SELECT (EXCEPT TEXAS):

For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

                CONTRACT YEAR                SURRENDER CHARGE PERCENTAGE
                     1                                    7%
                     2                                    7
                     3                                    7
                     Thereafter                           0

* The ten-year surrender charge schedule under RAVA Advantage is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

SURRENDER CHARGE UNDER RAVA SELECT IN TEXAS:

For purposes of calculating any surrender charge under RAVA Select in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:

                                                                  SURRENDER CHARGE PERCENTAGE
                                                      (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                                        IN CONTRACT YEAR
           PAYMENTS MADE IN CONTRACT YEAR                    1       2           3      THEREAFTER
                        1                                    8%      7%          6%          0%
                        2                                            8           7           0
                        3                                                        8           0
                        Thereafter                                                           0

PARTIAL SURRENDERS UNDER RAVA ADVANTAGE AND RAVA SELECT

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

         AMOUNT REQUESTED                  $1,000
   ----------------------------    OR      ------ = $1,075.27
     1.00 - SURRENDER CHARGE               .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV, EEB or EEP charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract that contains a seven-year surrender charge schedule with this history:

- The contract date is July 1, 2002 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-    We received these payments:
     --   $10,000 July 1, 2002;
     --   $ 8,000 Dec. 31, 2007;
     --   $ 6,000 Feb. 20, 2010; and

- The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2011 and had not made any other surrenders during that contract year; and

-    The prior anniversary July 1, 2011 contract value was $28,000.

SURRENDER CHARGE   EXPLANATION
     $  0          $2,500 is contract earnings surrendered without charge;
                   and
        0          $300 is 10% of the prior anniversary contract value that
                   is in excess of contract earnings surrendered without
                   charge (from above).
                   10% of $28,000 = $2,800 - $2,500 = $300
        0          $10,000 July 1, 2002 payment was received eight or more
                   years before surrender and is surrendered without
                   surrender charge; and
      480          $8,000 Dec. 31, 2007 payment is in its fourth year from
                   receipt, surrendered with a 6% surrender charge; and
      420          $6,000 Feb. 20, 2010 payment is in its second year from
     ----          receipt, surrendered with a 7% surrender charge.
     $900

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges under RAVA Advantage or RAVA Select for:

-    surrenders of any contract earnings;
- surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;

- amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
- contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;
-    amounts we refund to you during the free look period*;
-    death benefits*; and
- surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. Under RAVA Advantage, you must provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. Under RAVA Select, you must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;
-    plus any purchase payment credits allocated to the fixed account;
-    plus interest credited;
- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
-    minus any prorated portion of the contract administrative charge;

-    minus any prorated portion of the MAV rider fee (if selected);
-    minus any prorated portion of the EEB rider fee (if selected); and
-    minus any prorated portion of the EEP rider fee (if selected).


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or any applicable charge for an optional death benefit, we subtract a certain number of accumulation units from your contract.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-    dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;
-    any purchase payment credits allocated to the subaccounts;
-    transfers into or out of the subaccounts;
-    partial surrenders;
-    surrender charges;
-    a prorated portion of the contract administrative charge;

-    a prorated portion of the MAV rider fee (if selected);
-    a prorated portion of the EEB rider fee (if selected); and/or
-    a prorated portion of the EEP rider fee (if selected).


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;
-    dividends distributed to the subaccounts;
-    capital gains or losses of funds;
-    fund operating expenses; and/or
-    mortality and expense risk fees.

PURCHASE PAYMENT CREDITS UNDER RAVA ADVANTAGE

For RAVA Advantage, we add a credit* to your contract in the amount of:

-    1% of each purchase payment received:
     --   if you elect the ten-year surrender charge schedule for your contract;
          OR
     -- if you elect the seven-year surrender charge schedule for your contract AND your initial purchase payment to the contract is at least $100,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract AND your initial purchase payment to the contract is at least $100,000.

We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.


Surrender charges under the contract may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated them. Because of higher charges, there could be circumstances where you may be worse off purchasing this contract with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full withdrawal in years five through ten. We pay for the credits primarily through revenue from a higher and longer withdrawal charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.


* The ten-year surrender charge under RAVA Advantage is not available in Oregon. RAVA Advantage contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

PURCHASE PAYMENT CREDITS UNDER RAVA SELECT

For RAVA Select, we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.

We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.") We will not assess a charge equal to the amount of the purchase payment credits upon payment of a death benefit or surrender.


Expenses under the contract may be higher than those for contracts that do not have purchase payment credits. The amount of the credit may be more than offset by the additional charges associated with it. Because of higher charges, you may be worse off purchasing this contract with the credit than purchasing other contracts. We pay for the credit primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                 NUMBER
                                                                  AMOUNT              ACCUMULATION              OF UNITS
                                           MONTH                 INVESTED              UNIT VALUE               PURCHASED
By investing an equal number
of dollars each month...                    Jan                    $100                   $20                     5.00

                                            Feb                     100                    18                     5.56

you automatically buy more                  Mar                     100                    17                     5.88
units when the per unit market
price is low...                    ---->    Apr                     100                    15                     6.67

                                            May                     100                    16                     6.25

                                            Jun                     100                    18                     5.56

                                            July                    100                    17                     5.88

                                            Aug                     100                    19                     5.26
and fewer units when the per
unit market price is high.         ---->    Sept                    100                    21                     4.76

                                            Oct                     100                    20                     5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING


You can ask to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


We may suspend or modify transfer privileges at any time.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-    not accepting telephone or electronic transfer requests;
-    requiring a minimum time period between each transfer;
- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.
- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).
- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.
- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.
- We will not accept requests for transfers from the fixed account at any other time.
- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER


1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

REGULAR MAIL:
IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:   Contract value or entire account balance


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS


Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.
- Automated surrenders may be restricted by applicable law under some contracts.
- You may not make additional purchase payments if automated partial surrenders are in effect.
- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.
- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)


3 BY PHONE


Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919
TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge"), MAV charges (see "Charges - MAV rider fee"), EEB charges (see "Charges
- EEB rider fee"), EEP charges (see "Charges - EEP rider fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT


1  BY REGULAR OR EXPRESS MAIL


-    payable to you;
-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.


2 BY WIRE


-    request that payment be wired to your bank;
-    bank account must be in the same ownership as your contract; and
-    pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;
     -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
     --   you are at least age 59 1/2;
     --   you are disabled as defined in the Code;
     --   you severed employment with the employer who purchased the contract;
          or
     --   the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB and the MAV Death Benefit will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."


The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:
-    contract value;
-    purchase payments minus adjusted partial surrenders; or
- the contract value as of the most recent sixth contract anniversary, plus purchase payments and minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:
-    contract value; or
-    purchase payments minus adjusted partial surrenders.


ADJUSTED PARTIAL SURRENDERS


                                    PS X DB
                                    -------
                                      CV

     PS = the partial surrender including any applicable surrender charge.
     DB = the death benefit on the date of (but prior to) the partial surrender. CV = the contract value on the date of (but prior to) the partial surrender.

                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN THE OWNER AND ANNUITANT ARE AGE 80 OR YOUNGER:

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.
- On Jan 1, 2009 (the sixth contract anniversary) the contract value grows to $30,000.
- March 1, 2009 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

       We calculate the death benefit on March 1, 2009 as follows:

       The contract value on the most recent sixth contract anniversary:        $ 30,000
       plus purchase payments made since that anniversary:                             0
       minus "adjusted partial surrenders" taken since that anniversary calculated as:

            $1,500 X $30,000                                                      -1,607
            ----------------  =                                                 --------
                 $28,000
            for a death benefit of:                                             $ 28,393


IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and
- payouts begin no later than one year after your death, or other date as permitted by the Code; and
- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

     - the beneficiary asks us in writing within 60 days after we receive proof of death; and
     -    payouts begin no later than one year following the year of your death;
          and
     - the payout period does not extend beyond the beneficiary's life or life expectancy.
- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If this MAV rider is available in your state and both you and the annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.


TERMINATING THE MAV


- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.
- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.
- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.


EXAMPLE


- You purchase the contract (with the MAV rider) with a payment of $20,000 on Jan. 1, 2003.
- On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.
- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.


We calculate the death benefit on March 1, 2004 as follows:


The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:


       Greatest of your contract anniversary contract values:       $  24,000
       plus purchase payments made since that anniversary:                 +0
       minus adjusted partial surrenders, calculated as:

       $1,500 X $24,000                                                -1,636
       ---------------   =                                          ---------
          $22,000
       for a death benefit of:                                      $  22,364


NONQUALIFIED ANNUITIES: If you die before the settlement date and your spouse is the only beneficiary, your spouse may choose to keep the contract and become the contract owner. The contract will then value equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITIES: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT

The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEB is appropriate for your situation.

If this EEB rider is available in your state and both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEB provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:


- the standard death benefit amount (see "Benefits in Case of Death - Standard Benefit") or the MAV death benefit amount, if applicable,


PLUS


- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or
- 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.


EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:


     - the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")

     -    MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

     -    MINUS the greater of:

          - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or
          - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date
     - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.


The earnings at death may not be less than zero and may not be more than 250% multiplied by:

     -    the greater of:

          - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or
          - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date
     - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE EEB


- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.
- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.
- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

EXAMPLE OF THE EEB

- You purchase the contract with a payment of $100,000 on Jan. 01, 2003 and both you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

- On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.
- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:


     MAV death benefit amount (contract value):                              $  110,000
     plus the EEB which equals 40% of earnings
         at death (MAV death benefit amount minus payments not
         previously surrendered):
         0.40 X ($110,000 - $100,000) =                                          +4,000
                                                                             ----------
     Total death benefit of:                                                 $  114,000


- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


     MAV death benefit amount (maximum anniversary value):                   $  110,000
     plus the EEB (40% of earnings at death):
         0.40 X ($110,000 - $100,000) =                                          +4,000
                                                                             ----------
     Total death benefit of:                                                 $  114,000



- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:



     MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                 ($50,000 X $110,000)                                        $   57,619
     $110,000 -  --------------------  =
                      $105,000

      plus the EEB (40% of earnings at death):
         0.40 X ($57,619 - $55,000) =                                            +1,048
                                                                             ----------
     Total death benefit of:                                                 $   58,667



- On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.


- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2012 equals:


     MAV death benefit amount (contract value):                              $  200,000
     plus the EEB (40% of earnings at death)
         0.40 X 2.50 X ($55,000) =                                              +55,000
                                                                             ----------
     Total death benefit of:                                                 $  255,000


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit on July 1, 2012 equals:



     MAV death benefit amount (contract value):                              $  250,000
     plus the EEB (40% of earnings at death)
         0.40 X 2.50 X ($55,000) =                                              +55,000
                                                                             ----------
     Total death benefit of:                                                 $  305,000


- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2013 equals:


     MAV death benefit amount (contract value):                              $  250,000
        plus the EEB which equals 40% of earnings
        at death (the standard death benefit amount minus payments not previously surrendered):
        0.40 X ($250,000 - $105,000) =                                          +58,000
                                                                             ----------
     Total death benefit of:                                                 $  308,000



If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."
- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.
- the EEB rider charges described in "Charges - Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.


NOTE: For special tax considerations associated with the EEB, see "Taxes."


ENHANCED EARNINGS PLUS DEATH BENEFIT

The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you or the annuitant is age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEP is appropriate for your situation.

If this EEP rider is available in your state and both you and the annuitant are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

The EEP provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

- EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:

                          PERCENTAGE IF YOU AND THE ANNUITANT ARE             PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR             UNDER AGE 70 ON THE RIDER EFFECTIVE DATE            70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                      0%                                                   0%

Three and Four                                  10%                                                3.75%

Five or more                                    20%                                                 7.5%


Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.


Another way to describe the benefits payable under the EEP rider is as follows:


- the standard death benefit amount (see "Benefits in Case of Death - Standard Death Benefit") or the MAV death benefit amount, if applicable PLUS



                IF YOU AND THE ANNUITANT ARE UNDER AGE 70        IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR   ON THE RIDER EFFECTIVE DATE, ADD...              OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
     1          Zero                                             Zero

     2          40% X earnings at death (see above)              15% X earnings at death

 3 & 4          40% X (earnings at death + 25% of                15% X (earnings at death + 25% of
                exchange purchase payment*)                      exchange purchase payment*)

    5+          40% X (earnings at death + 50% of                15% X (earnings at death + 50% of
                exchange purchase payment*)                      exchange purchase payment*)


* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

The company is not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP


- You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.
- You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.
- The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
-    The EEP rider will terminate in the case of an ownership change.
- The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

EXAMPLE OF THE EEP

- You purchase the contract with an exchange purchase payment of $100,000 on Jan. 01, 2003 and both you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.
- On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit amount, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP-Part II does not provide any additional benefit at this time. The death benefit on Jan. 1, 2004 equals:


     MAV death benefit amount (contract value):                              $  110,000
     plus the EEP Part I which equals 40% of earnings
        at death (the MAV death benefit amount minus purchase payments not previously surrendered):
        0.40 X ($110,000 - $100,000) =                                           +4,000
                                                                             ----------
     Total death benefit of:                                                 $  114,000


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


     MAV death benefit amount (maximum anniversary value):                   $  110,000
     plus the EEP Part I (40% of earnings at death):
        0.40 X ($110,000 - $100,000) =                                           +4,000
     plus the EEP Part II which in the third contract year
        equals 10% of exchange purchase payments identified at
        issue and not previously surrendered:
        0.10 X $100,000 =                                                       +10,000
                                                                             ----------
     Total death benefit of:                                                 $  124,000



- On Feb. 1, 2005 the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:



     MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                   ($50,000 X $110,000)                                      $   57,619
        $110,000 - -------------------  =
                      $105,000
     plus the EEP Part I (40% of earnings at death):
        0.40 X ($57,619 - $55,000) =                                             +1,048
     plus the EEP Part II which in the third contract year
        equals 10% of exchange purchase payments identified at
        issue and not previously surrendered:
        0.10 X $55,000 =                                                         +5,500
                                                                             ----------
     Total death benefit of:                                                 $   64,167



- On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.


- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:


     MAV death benefit amount (contract value):                              $  200,000
     plus the EEP Part I (40% of earnings at death)
        .40 X (2.50 X $55,000) =                                                +55,000
     plus the EEP Part II which after the fourth contract
        year equals 20% of exchange purchase payments identified at issue
        and not previously surrendered: 0.20 X $55,000 =                        +11,000
                                                                             ----------
     Total death benefit of:                                                 $  266,000


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II. The death benefit on July 1, 2012 equals:



     MAV death benefit amount (contract value):                              $  250,000
     plus the EEP Part I (40% of earnings at death)
        .40 X (2.50 X $55,000)=                                                 +55,000
     plus the EEP Part II, which after the fourth contract year equals 20%
        of exchange purchase payments identified at issue and
        not previously surrendered: 0.20 X $55,000 =                            +11,000
                                                                             ----------
     Total death benefit of:                                                 $  316,000


- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit on July 1, 2013 equals:


     MAV death benefit amount (contract value):                              $  250,000
     plus the EEP Part I which equals 40% of earnings
        at death (the MAV death benefit minus payments not
        previously surrendered):
        0.40 X ($250,000 - $105,000) =                                          +58,000
     plus the EEP Part II, which after the fourth contract
        year equals 20% of exchange purchase payments identified at issue
        and not previously surrendered: 0.20 X $55,000 =                        +11,000
                                                                             ----------
     Total death benefit of:                                                 $  319,000


IF YOUR SPOUSE IS THE SOLE BENEFICIARY and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEP rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

- the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."
- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV death benefit amount, if applicable) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;
-    the annuitant's age and, in most cases, sex;
-    the annuity table in the contract; and
-    the amounts you allocated to the accounts at settlement.


In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."


ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.


ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS FROM NONQUALIFIED ANNUITIES: If you surrender part or all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

SURRENDERS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE DEATH BENEFIT RIDERS (MAV, EEB OR EEP): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: In general, if you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, if you have a SIMPLEIRA and if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:


-    because of your death;
-    because you become disabled (as defined in the Code);
- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-    the payout is a minimum distribution required under the Code;
-    the payout is made on account of an eligible hardship; or
-    the payout is a corrective distribution.


Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS LIFE'S TAX STATUS: IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by
-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;
-    the existing funds become unavailable; or
-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;
-    combine any two or more subaccounts;
-    make additional subaccounts investing in additional funds;
-    transfer assets to and from the subaccounts or the variable account; and
-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS


ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 3,600 registered branch offices and more than 10,100 financial advisors.

IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments received. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. We and our affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts (BENACQUISTO v. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 12/13/96; MORK, ET. AL. v. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 3/21/97; THORESEN v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98). A fourth lawsuit was filed against us and our affiliates in federal court (BENACQUISTO, ET. AL. v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

In November 2002, a suit, captioned HARITOS ET. AL. v. AMERICAN EXPRESS FINANCIAL CORPORATION AND IDS LIFE INSURANCE COMPANY, was filed in the United States District Court for the District of Arizona. The suit is filed by the plaintiffs who purport to represent a class of all persons that have purchased financial plans from AEFA advisors during an undefined class period. Plaintiffs allege that the sale of the plans violate the Investment Advisers Act of 1940. The suit seeks an unspecified amount of damages, rescission and injunctive relief. We believe that we have meritorious defenses to this suit and intend to defend this case vigorously.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 67
Rating Agencies                                                            p. 68
Principal Underwriter                                                      p. 68
Independent Auditors                                                       p. 68
Financial Statements


                AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE /
            RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]


IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919

                                                                 S-6406 F (5/03)

PROSPECTUS

MAY 1, 2003


AMERICAN EXPRESS

RETIREMENT ADVISOR ADVANTAGE(R)
VARIABLE ANNUITY - BAND 3


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY FOR:


- current or retired employees of American Express Financial Corporation or its subsidiaries and their spouses (employees),

- current or retired American Express financial advisors and their spouses (advisors), and

- individuals investing an initial purchase payment of $1 million (other individuals).


ISSUED BY: IDS LIFE INSURANCE COMPANY (IDS LIFE)


           70100 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 862-7919
           americanexpress.com


           IDS LIFE VARIABLE ACCOUNT 10


This prospectus contains information that you should know before investing. Prospectuses are also available for:


-  American Express(R) Variable Portfolio Funds

-  AIM Variable Insurance Funds

-  AllianceBernstein Variable Products Series Fund, Inc.
   (previously Alliance Variable Products Series Fund, Inc.)


-  American Century(R) Variable Portfolios, Inc.

-  Calvert Variable Series, Inc.

-  Evergreen Variable Annuity Trust

-  Fidelity(R) Variable Insurance Products - Service Class 2

-  Franklin(R) Templeton(R) Variable Insurance
   Products Trust (FTVIPT) - Class 2


-  Goldman Sachs Variable Insurance Trust (VIT)

-  INVESCO Variable Investment Funds, Inc.

-  Janus Aspen Series: Service Shares

-  Lazard Retirement Series, Inc.


-  MFS(R) Variable Insurance Trust(SM)

-  Pioneer Variable Contracts Trust (VCT), Class II Shares

-  Putnam Variable Trust - Class IB Shares

-  Strong Opportunity Fund II, Inc.

-  Wanger Advisors Trust

-  Wells Fargo Variable Trust Funds


Please read the prospectuses carefully and keep them for future reference.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

IDS Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   10
FINANCIAL STATEMENTS                                                          16
PERFORMANCE INFORMATION                                                       16
THE VARIABLE ACCOUNT AND THE FUNDS                                            17
THE FIXED ACCOUNT                                                             26
BUYING YOUR CONTRACT                                                          26
CHARGES                                                                       28
VALUING YOUR INVESTMENT                                                       30
MAKING THE MOST OF YOUR CONTRACT                                              31
SURRENDERS                                                                    34
TSA -- SPECIAL SURRENDER PROVISIONS                                           35
CHANGING OWNERSHIP                                                            35
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT                           36
OPTIONAL BENEFITS                                                             37
THE ANNUITY PAYOUT PERIOD                                                     44
TAXES                                                                         46
VOTING RIGHTS                                                                 48
SUBSTITUTION OF INVESTMENTS                                                   48
ABOUT THE SERVICE PROVIDERS                                                   49
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                  50


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an extra charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP.


FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an extra charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-  Roth IRAs under Section 408A of the Code

-  SIMPLE IRAs under Section 408(p) of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-  Plans under Section 401(k) of the Code

-  Custodial and trusteed plans under Section 401(a) of the Code

-  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred. All other contracts are considered NONQUALIFIED ANNUITIES.


RIDER: You receive a rider when you purchase the EEB, EEP and/or MAV. The rider adds the terms of the optional benefit to your contract.


RIDER EFFECTIVE DATE: The date you add a rider to your contract.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, our existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 17)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 26)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 26)


MINIMUM ALLOWABLE PURCHASE PAYMENTS

   FOR EMPLOYEES/ADVISORS:
        If paying by installments under a scheduled payment plan:
            $23.08 biweekly, or
            $50 per month

        If paying by any other method:
            $1,000 initial payment for qualified annuities
            $2,000 initial payment for nonqualified annuities
            $50 for any additional payments

   FOR OTHER INDIVIDUALS:
            $1 million

MAXIMUM ALLOWABLE PURCHASE PAYMENTS

   FOR EMPLOYEES/ADVISORS:
        For the first year:
            $2,000,000 for issue ages up to 85
            $100,000 for issue ages 86 to 90

        For each subsequent year:
            $100,000 for issue ages up to 85
            $50,000 for issue ages 86 to 90

   FOR OTHER INDIVIDUALS:
        For the first year:
            $2,000,000 for issue ages up to 85
            $1,000,000 for issue ages 86 to 90

        For each subsequent year:
            $100,000


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 32)


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 34)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 35)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 36)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 37)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 45)

TAXES: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 46)


CHARGES: We assess certain charges in connection with your contract:

-  $30 annual contract administrative charge;


- a 0.55% mortality and expense risk fee (if you allocate money to one or more subaccounts);


- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract);

-  the operating expenses of the funds in which the subaccounts invest;


-  if you select the MAV, an annual fee of 0.25%* of the contract value;

-  if you select the EEB, an annual fee of 0.30% of the contract value; and

-  if you select the EEP, an annual fee of 0.40% of the contract value.


EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES


SURRENDER CHARGE                                                               0%



A surrender charge applies to payouts under certain annuity payout plans (see "Charges-- Surrender Charge" p. 29 and "The Annuity Payout Period-- Annuity Payout Plans" p. 44).

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                        $30
(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

MAV RIDER FEE*                                                              0.25%**
(As a percentage of the contract value charged annually at the contract anniversary.)

EEB RIDER FEE                                                               0.30%**
(As a percentage of the contract value charged annually at the contract anniversary.)

EEP RIDER FEE                                                               0.40%**
(As a percentage of the contract value charged annually at the contract anniversary.)



 * For contracts purchased before May 1, 2003, the MAV rider fee is 0.15%. ** This fee applies only if you elect this optional feature.


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES


(As a percentage of average subaccount value)



MORTALITY AND EXPENSE RISK FEE                                              0.55%


ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE TOTAL FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                MINIMUM     MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements       .69%       3.14%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                   GROSS TOTAL
                                                                           MANAGEMENT      12b-1        OTHER         ANNUAL
                                                                              FEES         FEES        EXPENSES      EXPENSES
AXP(R) Variable Portfolio -
         Blue Chip Advantage Fund                                             .53%         .13%          .13%           .79%(1)
         Bond Fund                                                            .60          .13           .07            .80(1)
         Capital Resource Fund                                                .62          .13           .05            .80(1)
         Cash Management Fund                                                 .51          .13           .05            .69(1)
         Diversified Equity Income Fund                                       .56          .13           .18            .87(1)
         Emerging Markets Fund                                               1.18          .13          1.05           2.36(2)
         Equity Select Fund                                                   .69          .13           .57           1.39(2)
         Extra Income Fund                                                    .62          .13           .08            .83(1)
         Federal Income Fund                                                  .61          .13           .09            .83(1)
         Global Bond Fund                                                     .84          .13           .11           1.08(1)
         Growth Fund                                                          .56          .13           .12            .81(1)
         International Fund                                                   .84          .13           .10           1.07(1)
         Managed Fund                                                         .60          .13           .04            .77(1)
         NEW DIMENSIONS FUND(R)                                               .61          .13           .05            .79(1)
         Partners Small Cap Value Fund                                       1.03          .13           .32           1.48(1)
         S&P 500 Index Fund                                                   .29          .13           .40            .82(2)
         Small Cap Advantage Fund                                             .73          .13           .25           1.11(1)
         Stock Fund                                                           .56          .13          1.75           2.44(2)
         Strategy Aggressive Fund                                             .62          .13           .06            .81(1)
AIM V.I.
         Capital Appreciation Fund, Series II Shares                          .61          .25           .24           1.10(3)
         Capital Development Fund, Series II Shares                           .75          .25           .39           1.39(3)
AllianceBernstein Variable Products Series Fund, Inc.
         AllianceBernstein Growth and Income Portfolio (Class B)              .63          .25           .05            .93(4)
         AllianceBernstein International Value Portfolio (Class B)           1.00          .25          1.22           2.47(5)
American Century(R) Variable Portfolios, Inc.
         VP International, Class II                                          1.20          .25            --           1.45(6)
         VP Value, Class II                                                   .85          .25            --           1.10(6)
Calvert Variable Series, Inc.
         Social Balanced Portfolio                                            .70           --           .21            .91(7)


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                   GROSS TOTAL
                                                                           MANAGEMENT      12b-1        OTHER         ANNUAL
                                                                              FEES         FEES        EXPENSES      EXPENSES
Evergreen VA
         Capital Growth Fund - Class 2                                        .80%         .25%          .22%          1.27%(8)
Fidelity(R) VIP
         Growth & Income Portfolio Service Class 2                            .48          .25           .12            .85(4)
         Mid Cap Portfolio Service Class 2                                    .58          .25           .12            .95(4)
         Overseas Portfolio Service Class 2                                   .73          .25           .18           1.16(4)
FTVIPT
         Franklin Real Estate Fund - Class 2                                  .53          .25           .04            .82(9),(10)
         Franklin Small Cap Value Securities Fund - Class 2                   .59          .25           .20           1.04(10),(11)
         Mutual Shares Securities Fund - Class 2                              .60          .25           .21           1.06(10),(11)
Goldman Sachs VIT
         CORE(SM) U.S. Equity Fund                                            .70           --           .16            .86(12)
         Mid Cap Value Fund                                                   .80           --           .13            .93(12)
INVESCO VIF
         Dynamics Fund                                                        .75           --           .37           1.12(13),(14)
         Financial Services Fund                                              .75           --           .34           1.09(13),(14)
         Technology Fund                                                      .75           --           .36           1.11(13),(14)
         Telecommunications Fund                                              .75           --           .47           1.22(13),(14)
Janus Aspen Series
         Global Technology Portfolio: Service Shares                          .65          .25           .07            .97(15)
         International Growth Portfolio: Service Shares                       .65          .25           .09            .99(15)
Lazard Retirement Series
         International Equity Portfolio                                       .75          .25           .65           1.65(16)
MFS(R)
         Investors Growth Stock Series - Service Class                        .75          .25           .13           1.13(17),(18)
         New Discovery Series - Service Class                                 .90          .25           .15           1.30(17),(18)
         Utilities Series - Service Class                                     .75          .25           .19           1.19(17),(18)
Pioneer VCT
         Pioneer Equity Income VCT Portfolio - Class II Shares                .65          .25           .17           1.07(19)
         Pioneer Europe VCT Portfolio - Class II Shares                      1.00          .25          1.41           2.66(19)
Putnam Variable Trust
         Putnam VT Health Sciences Fund - Class IB Shares                     .70          .25           .13           1.08(4)
         Putnam VT International Equity Fund - Class IB Shares                .77          .25           .22           1.24(4)
         (previously Putnam VT International Growth Fund - Class IB Shares)
         Putnam VT Vista Fund - Class IB Shares                               .64          .25           .10            .99(4)
Strong Funds
         Strong Opportunity Fund II - Advisor Class                           .75          .25           .39           1.39(20)
Wanger
         International Small Cap                                             1.24           --           .23           1.47(21)
         U.S. Smaller Companies                                               .94           --           .11           1.05(21)
Wells Fargo VT
         Asset Allocation Fund                                                .55          .25           .23           1.03(22)
         International Equity Fund                                            .75          .25          2.14           3.14(22)
         Small Cap Growth Fund                                                .75          .25           .33           1.33(22)


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

We entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund, 1.10% for AXP(R) Variable Portfolio - Equity Select Fund, 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund and 1.10% for AXP(R) Variable Portfolio - Stock Fund.

(3) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(5) From Jan. 1, 2002 through April 30, 2002, Fund was capped at 1.20%. From May 1, 2002 on, Fund was capped at 1.45%. After such waivers, "Management fees," "Other expenses," and "Gross total annual expenses" would be 0.71%, 0.32% and 1.44%.

(6) Annualized operating expenses of funds at Dec. 31, 2002. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(7) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fee paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(8) The Total ratio of expenses to average net assets excludes expense reductions and fee waivers. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. With fee waivers and expense reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.08% and 1.13% for Evergreen VA Capital Growth Fund - Class 2.

(9)  The Fund administration fee is paid indirectly through the management fee.

(10) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(11) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.03%) and 1.01% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and (0.01%) and 1.05% for FTVIPT Mutual Shares Securities Fund - Class 2.

(12) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.24% and 0.29% of the average daily net assets of the CORE(SM) US. Equity, and Mid Cap Value Fund, respectively. There were no expense reductions and limitations for Mid Cap Value or CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.

(13) The Fund's actual "Other expenses" and "Gross total annual expenses" were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(14) Effective June 1, 2002, INVESCO is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Fund, if such reimbursements do not cause the Fund to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the Board of Directors.

(15) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2002. All expenses are shown without the effect of expense offset arrangements.

(16) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2002, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.

(17) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(18) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series, 1.29% for New Discovery Series and 1.18% for Utilities Series.

(19) The Portfolio's expense figures are based on actual expenses for the fiscal year ending Dec. 31, 2002 before fee waivers and expense reimbursements. The expenses reflect the contractual expense limitation in effect through Dec. 31, 2003 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expense to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. After the expense limitation Management fees would have been 0.20%.

(20) As compensation for its advisory services, the fund pays Strong a monthly management fee at an annual rate of 0.75% of the fund's average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the Fund's other expenses. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the Fund's shareholders. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.38% and 1.38% for Strong Opportunity Fund II - Advisor Class.

(21) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2002. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on July 31, 2003.

(22) Other expenses have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. The adviser has committed through April 30, 2004 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio as follows. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.00% for Wells Fargo VT Asset Allocation Fund, 0% and 1.00% for Wells Fargo VT International Equity Fund and 0.20% and 1.20% for Wells Fargo VT Small Cap Growth Fund.

                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds. They assume that you select both the optional MAV and EEP. Although your actual costs may be higher or lower, based on this assumption, your costs would be:


                                       1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                     $ 449.46   $ 1,355.21  $ 2,270.14  $ 4,598.23


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                       1 YEAR    3 YEARS     5 YEARS      10 YEARS
                                     $ 131.71   $ 409.87    $ 708.89    $ 1,558.29



* In these examples, the $30 contract administrative charge is approximated as a .045% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                                                  2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BC3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                     $   0.82    $   0.99    $   1.11    $   1.00
Accumulation unit value at end of period                                           $   0.63    $   0.82    $   0.99    $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                 314         729         454         211
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%

SUBACCOUNT BD3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                     $   1.14    $   1.06    $   1.02    $   1.00
Accumulation unit value at end of period                                           $   1.20    $   1.14    $   1.06    $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                 762         985         410          47
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%

SUBACCOUNT CR3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                     $   0.76    $   0.94    $   1.14    $   1.00
Accumulation unit value at end of period                                           $   0.59    $   0.76    $   0.94    $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                 202         291         266         872
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%

SUBACCOUNT CM3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                     $   1.10    $   1.07    $   1.01    $   1.00
Accumulation unit value at end of period                                           $   1.11    $   1.10    $   1.07    $   1.01
Number of accumulation units outstanding at end of period (000 omitted)               3,911       5,658       6,615       2,266
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%
Simple yield(2)                                                                        0.25%       1.05%         --          --
Compound yield(2)                                                                      0.25%       1.06%         --          --

SUBACCOUNT DE3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                     $   1.02    $   1.01    $   1.02    $   1.00
Accumulation unit value at end of period                                           $   0.82    $   1.02    $   1.01    $   1.02
Number of accumulation units outstanding at end of period (000 omitted)               1,262         281         218          23
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%

SUBACCOUNT EM3(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                     $   0.73    $   0.75    $   1.00          --
Accumulation unit value at end of period                                           $   0.69    $   0.73    $   0.75          --
Number of accumulation units outstanding at end of period (000 omitted)                 277           3           1          --
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%         --

SUBACCOUNT ES3(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                     $   1.01    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.87    $   1.01          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 328          38          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT EI3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                     $   0.95    $   0.91    $   1.01    $   1.00
Accumulation unit value at end of period                                           $   0.89    $   0.95    $   0.91    $   1.01
Number of accumulation units outstanding at end of period (000 omitted)               1,480       1,549       1,186          48
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%

SUBACCOUNT FI3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                     $   1.15    $   1.09    $   1.01    $   1.00
Accumulation unit value at end of period                                           $   1.21    $   1.15    $   1.09    $   1.01
Number of accumulation units outstanding at end of period (000 omitted)               1,275         592           1          10
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%

SUBACCOUNT GB3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                     $   1.04    $   1.03    $   1.00    $   1.00
Accumulation unit value at end of period                                           $   1.18    $   1.04    $   1.03    $   1.00
Number of accumulation units outstanding at end of period (000 omitted)                 251         249           4           3
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS


YEAR ENDED DEC. 31,                                                                  2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GR3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                     $   0.64    $   0.94    $   1.17    $   1.00
Accumulation unit value at end of period                                           $   0.47    $   0.64    $   0.94    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)               1,064       1,285       1,762         401
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%

SUBACCOUNT IE3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                     $   0.67    $   0.95    $   1.27    $   1.00
Accumulation unit value at end of period                                           $   0.55    $   0.67    $   0.95    $   1.27
Number of accumulation units outstanding at end of period (000 omitted)                 488          65          81         133
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%

SUBACCOUNT MF3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                     $   0.94    $   1.06    $   1.09    $   1.00
Accumulation unit value at end of period                                           $   0.81    $   0.94    $   1.06    $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                 120         296         145          10
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%

SUBACCOUNT ND3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                     $   0.89    $   1.08    $   1.19    $   1.00
Accumulation unit value at end of period                                           $   0.69    $   0.89    $   1.08    $   1.19
Number of accumulation units outstanding at end of period (000 omitted)               3,029       3,252       3,919         426
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%

SUBACCOUNT SV3(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                     $   1.07    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.93    $   1.07          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 627         411          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT IV3(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                     $   0.79    $   0.90    $   1.00          --
Accumulation unit value at end of period                                           $   0.61    $   0.79    $   0.90          --
Number of accumulation units outstanding at end of period (000 omitted)                 973         770         285          --
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%         --

SUBACCOUNT SC3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                     $   1.08    $   1.16    $   1.12    $   1.00
Accumulation unit value at end of period                                           $   0.89    $   1.08    $   1.16    $   1.12
Number of accumulation units outstanding at end of period (000 omitted)                 393         378         286          28
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%

SUBACCOUNT ST3(6) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STOCK FUND)
Accumulation unit value at beginning of period                                     $   0.95    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.75    $   0.95          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT SA3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                     $   0.81    $   1.22    $   1.52    $   1.00
Accumulation unit value at end of period                                           $   0.55    $   0.81    $   1.22    $   1.52
Number of accumulation units outstanding at end of period (000 omitted)                 386         607         798          33
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%

SUBACCOUNT 3AC(6) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                     $   0.98    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.73    $   0.98          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   4           6          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3AD(6) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                     $   0.98    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.77    $   0.98          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 180           3          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                  2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3AL(6) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                     $   0.97    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.75    $   0.97          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 310         136          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3AB(6) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                     $   0.98    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.92    $   0.98          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 606         210          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3AI(6) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II)
Accumulation unit value at beginning of period                                     $   0.93    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.74    $   0.93          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 254           1          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3AV(6) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS II)
Accumulation unit value at beginning of period                                     $   1.04    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.90    $   1.04          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 483         146          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3SR(3) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                                     $   0.89    $   0.96    $   1.00          --
Accumulation unit value at end of period                                           $   0.78    $   0.89    $   0.96          --
Number of accumulation units outstanding at end of period (000 omitted)                   8           6           5          --
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%         --

SUBACCOUNT 3CG(6) (INVESTING IN SHARES OF EVERGREEN VA CAPITAL GROWTH FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $   0.95    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.73    $   0.95          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  44          --          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3FG(6) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                     $   1.00    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.83    $   1.00          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 233         132          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3FM(6) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                     $   1.04    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.93    $   1.04          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 325         132          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3FO(6) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                     $   0.95    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.75    $   0.95          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 324           7          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3RE(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $   1.35    $   1.26    $   0.96    $   1.00
Accumulation unit value at end of period                                           $   1.37    $   1.35    $   1.26    $   0.96
Number of accumulation units outstanding at end of period (000 omitted)                 205         211         148           4
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%

SUBACCOUNT 3SI(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $   1.35    $   1.20    $   0.96    $   1.00
Accumulation unit value at end of period                                           $   1.22    $   1.35    $   1.20    $   0.96
Number of accumulation units outstanding at end of period (000 omitted)                 282         150           9           2
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                  2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3MS(6) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $   0.97    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.85    $   0.97          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 130          --          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3UE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                     $   0.87    $   0.99    $   1.10    $   1.00
Accumulation unit value at end of period                                           $   0.67    $   0.87    $   0.99    $   1.10
Number of accumulation units outstanding at end of period (000 omitted)                 694         943         577         170
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%

SUBACCOUNT 3MC(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                     $   1.38    $   1.24    $   0.95    $   1.00
Accumulation unit value at end of period                                           $   1.31    $   1.38    $   1.24    $   0.95
Number of accumulation units outstanding at end of period (000 omitted)                 450         200          15           8
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%

SUBACCOUNT 3ID(6) (INVESTING IN SHARES OF INVESCO VIF - DYNAMICS FUND)
Accumulation unit value at beginning of period                                     $   0.96    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.65    $   0.96          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 149           1          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3FS(6) (INVESTING IN SHARES OF INVESCO VIF - FINANCIAL SERVICES FUND)
Accumulation unit value at beginning of period                                     $   0.97    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.82    $   0.97          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   3          --          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3TC(6) (INVESTING IN SHARES OF INVESCO VIF - TECHNOLOGY FUND)
Accumulation unit value at beginning of period                                     $   0.91    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.48    $   0.91          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   3          --          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3TL(6) (INVESTING IN SHARES OF INVESCO VIF - TELECOMMUNICATIONS FUND)
Accumulation unit value at beginning of period                                     $   0.84    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.41    $   0.84          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   3          --          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3GT(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                     $   0.43    $   0.68    $   1.00          --
Accumulation unit value at end of period                                           $   0.25    $   0.43    $   0.68          --
Number of accumulation units outstanding at end of period (000 omitted)                 343         202         310          --
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%         --

SUBACCOUNT 3IG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                     $   0.61    $   0.80    $   1.00          --
Accumulation unit value at end of period                                           $   0.45    $   0.61    $   0.80          --
Number of accumulation units outstanding at end of period (000 omitted)                 875         606         556          --
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%         --

SUBACCOUNT 3IP(1) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                     $   0.73    $   0.96    $   1.07    $   1.00
Accumulation unit value at end of period                                           $   0.65    $   0.73    $   0.96    $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                 636         253          57           8
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%

SUBACCOUNT 3MG(3) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                     $   0.68    $   0.91    $   1.00          --
Accumulation unit value at end of period                                           $   0.49    $   0.68    $   0.91          --
Number of accumulation units outstanding at end of period (000 omitted)                 785         913         533          --
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%         --


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                  2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3MD(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                     $   0.90    $   0.96    $   1.00          --
Accumulation unit value at end of period                                           $   0.61    $   0.90    $   0.96          --
Number of accumulation units outstanding at end of period (000 omitted)                 485         548         352          --
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%         --

SUBACCOUNT 3UT(6) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                     $   0.89    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.68    $   0.89          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 139         138          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3PE(6) (INVESTING IN SHARES OF PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                                     $   0.98    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.81    $   0.98          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 175          --          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3EU(6) (INVESTING IN SHARES OF PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES)
Accumulation unit value at beginning of period                                     $   0.98    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.79    $   0.98          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  --          --          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3HS(6) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $   0.98    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.78    $   0.98          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 145         129          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3PI(6) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $   0.96    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.79    $   0.96          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 881         418          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3VS(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $   0.86    $   1.29    $   1.36    $   1.00
Accumulation unit value at end of period                                           $   0.59    $   0.86    $   1.29    $   1.36
Number of accumulation units outstanding at end of period (000 omitted)                 525       1,092       1,330         183
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%

SUBACCOUNT 3SO(6) (INVESTING IN SHARES OF STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                                     $   0.99    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.72    $   0.99          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 314         136          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3IT(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                     $   0.85    $   1.09    $   1.51    $   1.00
Accumulation unit value at end of period                                           $   0.73    $   0.85    $   1.09    $   1.51
Number of accumulation units outstanding at end of period (000 omitted)               1,484         769         599         112
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%

SUBACCOUNT 3SP(1) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
Accumulation unit value at beginning of period                                     $   1.17    $   1.05    $   1.15    $   1.00
Accumulation unit value at end of period                                           $   0.96    $   1.17    $   1.05    $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                 847         820         990         125
Ratio of operating expense to average net assets                                       0.55%       0.55%       0.55%       0.55%

SUBACCOUNT 3AA(4) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                     $   0.97    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.84    $   0.97          --          --
Number of accumulation units outstanding at end of period (000 omitted)                  29           8          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                  2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3WI(4) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                     $   0.90    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.69    $   0.90          --          --
Number of accumulation units outstanding at end of period (000 omitted)                 144           1          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

SUBACCOUNT 3SG(4) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                     $   0.94    $   1.00          --          --
Accumulation unit value at end of period                                           $   0.58    $   0.94          --          --
Number of accumulation units outstanding at end of period (000 omitted)                   6           2          --          --
Ratio of operating expense to average net assets                                       0.55%       0.55%         --          --

(1)  Operations commenced on Sept. 15, 1999.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3)  Operations commenced on May 1, 2000.

(4)  Operations commenced on May 1, 2001.

(5)  Operations commenced on Aug. 14, 2001.

(6)  Operations commenced on Aug. 13, 2001.


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-  contract administrative charge,

-  applicable mortality and expense risk fee,


-  MAV rider fee, and

-  EEP rider fee.

We may also show optional total return quotations that reflect deduction of the EEB rider fee. We also show optional total return quotations that do not reflect fees for any of the optional features.


AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT      INVESTING IN                     INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
BC3             AXP(R) Variable Portfolio -      Objective: long-term total return exceeding      IDS Life, adviser; American
                Blue Chip Advantage Fund         that of the U.S. stock market. Invests           Express Financial
                                                 primarily in blue chip stocks. Blue chip         Corporation (AEFC),
                                                 stocks are issued by companies with a market     subadviser.
                                                 capitalization of at least $1 billion, an
                                                 established management, a history of
                                                 consistent earnings and a leading position
                                                 within their respective industries.

BD3             AXP(R) Variable Portfolio -      Objective: high level of current income while    IDS Life, adviser; AEFC,
                Bond Fund                        conserving the value of the investment and       subadviser.
                                                 continuing a high level of income for the
                (effective 6-27-03 AXP(R)        longest time period. Invests primarily in
                Variable Portfolio - Bond Fund   bonds and other debt obligations.
                will change to AXP(R) Variable
                Portfolio - Diversified Bond
                Fund)

CR3             AXP(R) Variable Portfolio -      Objective: capital appreciation. Invests         IDS Life, adviser; AEFC,
                Capital Resource Fund            primarily in U.S. common stocks and other        subadviser.
                                                 securities convertible into common stocks.

CM3             AXP(R) Variable Portfolio -      Objective: maximum current income consistent     IDS Life, adviser; AEFC,
                Cash Management Fund             with liquidity and stability of principal.       subadviser.
                                                 Invests primarily in money market securities.

DE3             AXP(R) Variable Portfolio -      Objective: high level of current income and,     IDS Life, adviser; AEFC,
                Diversified Equity Income Fund  as a secondary goal, steady growth of capital.    subadviser.
                                                 Invests primarily in dividend-paying common and
                                                 preferred stocks.

EM3             AXP(R) Variable Portfolio -      Objective: long-term capital growth. Invests     IDS Life, adviser; AEFC,
                Emerging Markets Fund            primarily in equity securities of companies in   subadviser;  American
                                                 emerging market countries.                       Express Asset Management
                                                                                                  International, Inc.,  a
                                                                                                  wholly-owned subsidiary of
                                                                                                  AEFC, subadviser.

ES3             AXP(R) Variable Portfolio -      Objective: growth of capital. Invests            IDS Life, adviser; AEFC,
                Equity Select Fund               primarily in equity securities of medium-sized   subadviser.
                                                 companies.

EI3             AXP(R) Variable Portfolio -      Objective: high current income, with capital     IDS Life, adviser; AEFC,
                Extra Income Fund                growth as a secondary objective. Invests         subadviser.
                (effective 6-27-03               primarily in high-yielding, high-risk
                AXP(R) Variable                  corporate bonds (junk bonds) issued by U.S.
                Portfolio - Extra Income Fund    and foreign companies and governments.
                will change to AXP(R) Variable
                Portfolio - High Yield Bond
                Fund)


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

SUBACCOUNT      INVESTING IN                     INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
FI3             AXP(R) Variable Portfolio -      Objective: a high level of current income        IDS Life, adviser; AEFC,
                Federal Income Fund (effective   and safety of principal consistent with an       subadviser.
                6-27-03 AXP(R) Variable          investment in U.S. government and government
                Portfolio - Federal Income Fund  agency securities. Invests primarily in debt
                will change to AXP(R) Variable   obligations issued or guaranteed as to
                Portfolio - Short Term  U.S.     principal and interest by the U.S.
                Government Fund)                 government, its agencies or instrumentalities.

GB3             AXP(R) Variable Portfolio -      Objective: high total return through income      IDS Life, adviser; AEFC,
                Global Bond Fund                 and growth of capital. Non-diversified           subadviser.
                                                 mutual fund that invests primarily in debt
                                                 obligations of U.S. and foreign issuers.

GR3             AXP(R) Variable Portfolio -      Objective: long-term capital growth. Invests     IDS Life, adviser; AEFC,
                Growth Fund                      primarily in common stocks and securities        subadviser.
                                                 convertible into common stocks that appear
                                                 to offer growth opportunities.

IE3             AXP(R) Variable Portfolio -      Objective: capital appreciation. Invests         IDS Life, adviser; AEFC,
                International Fund               primarily in common stocks or convertible        subadviser;  American
                                                 securities of foreign issuers that offer         Express Asset Management
                                                 strong growth potential.                         International, Inc., a
                                                                                                  wholly-owned subsidiary of
                                                                                                  AEFC, subadviser.

MF3             AXP(R) Variable Portfolio -      Objective: maximum total investment return       IDS Life, adviser; AEFC,
                Managed Fund                     through a combination of capital growth and      subadviser.
                                                 current income. Invests primarily in a
                                                 combination of common and preferred stocks,
                                                 convertible securities, bonds and other debt
                                                 securities.

ND3             AXP(R) Variable Portfolio -      Objective: long-term growth of capital.          IDS Life, adviser; AEFC,
                NEW DIMENSIONS FUND(R)           Invests primarily in common stocks showing       subadviser.
                                                 potential for significant growth.

SV3             AXP(R) Variable Portfolio -      Objective: long-term capital appreciation.       IDS Life, adviser; AEFC,
                Partners Small Cap Value Fund    Non-diversified fund that invests primarily      subadviser;  Royce &
                                                 in equity securities.                            Associates, LLC., Third
                                                                                                  Avenue Management LLC and
                                                                                                  National City Investment
                                                                                                  Company, subadvisers.

IV3             AXP(R) Variable Portfolio -      Objective: long-term capital appreciation.       IDS Life, adviser; AEFC,
                S&P 500 Index Fund               Non-diversified fund that invests primarily      subadviser.
                                                 in securities that are expected to provide
                                                 investment results that correspond to the
                                                 performance of the S&P 500(R) Index.

SC3             AXP(R) Variable Portfolio -      Objective: long-term capital growth. Invests     IDS Life, adviser; AEFC,
                Small Cap Advantage Fund         primarily in equity stocks of small companies    subadviser;  Kenwood Capital
                                                 that are often included in the Management LLC,
                                                 subadviser. Russell 2000 Index and/or have
                                                 market capitalization under $2 billion.


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

SUBACCOUNT      INVESTING IN                     INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
ST3             AXP(R) Variable Portfolio -      Objective: current income and growth of          IDS Life, adviser; AEFC,
                Stock Fund                       capital. Invests primarily in common stocks      subadviser.
                                                 and securities convertible into common stock.

SA3             AXP(R) Variable Portfolio -      Objective: capital appreciation. Invests         IDS Life, adviser; AEFC,
                Strategy Aggressive Fund         primarily in equity securities of growth         subadviser.
                                                 companies.

3AC             AIM V.I. Capital Appreciation    Objective: growth of capital. Invests            A I M Advisors, Inc.
                Fund, Series II Shares           principally in common stocks of companies
                                                 likely to benefit from new or innovative
                                                 products, services or processes as well as
                                                 those with above-average long-term growth and
                                                 excellent prospects for future growth. The
                                                 Fund may invest up to 25% of its assets in
                                                 foreign securities.

3AD             AIM V.I. Capital Development     Objective: long-term growth of capital.          A I M Advisors, Inc.
                Fund, Series II Shares           Invests primarily in securities (including
                                                 common stocks, convertible securities and
                                                 bonds) of small- and medium-sized companies.
                                                 The Fund may invest up to 25% of its assets in
                                                 foreign securities.

3AL             AllianceBernstein VP Growth      Objective: reasonable current income and         Alliance Capital Management,
                and Income Portfolio             reasonable appreciation. Invests primarily in    L.P.
                (Class B)                        dividend-paying common stocks of good quality.
                (previously Alliance VP
                Growth and Income Portfolio
                (Class B))

3AB             AllianceBernstein VP             Objective: long-term growth of capital.          Alliance Capital Management,
                International Value Portfolio    Invests primarily in a diversified portfolio     L.P.
                (Class B)                        of foreign equity securities.
                (previously Alliance VP
                International Value
                Portfolio (Class B))

3AI             American Century(R) VP           Objective: long-term capital growth. Invests     American Century Investment
                International, Class II          primarily in stocks of growing foreign           Management, Inc.
                                                 companies in developed countries.

3AV             American Century(R) VP Value,    Objective: long-term capital growth, with        American Century Investment
                Class II                         income as a secondary objective. Invests         Management, Inc.
                                                 primarily in stocks of companies that
                                                 management believes to be undervalued at the
                                                 time of purchase.

3SR             Calvert Variable Series, Inc.    Objective: income and capital growth. Invests    Calvert Asset Management
                Social Balanced Portfolio        primarily in stocks, bonds and money market      Company, Inc. (CAMCO),
                                                 instruments which offer income and capital       investment adviser. SsgA
                                                 growth opportunity and which satisfy the         Funds Management, Inc. and
                                                 investment and social criteria.                  Brown Capital Management are
                                                                                                  the investment subadvisers.


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

SUBACCOUNT      INVESTING IN                     INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
3CG             Evergreen VA Capital Growth      Objective: long-term capital growth. The Fund    Evergreen Investment Management
                Fund - Class 2                   seeks to achieve its goal by investing           Company, LLC; Pilgrim Baxter &
                                                 primarily in common stocks of large U.S.         Associates, Ltd, is the
                                                 companies, which the portfolio managers believe  sub-investment adviser.
                                                 have the potential for capital growth over the
                                                 intermediate- and long-term.

3FG             Fidelity(R) VIP Growth &         Objective: seeks high total return through a     Fidelity Management & Research
                Income Portfolio Service         combination of current income and capital        Company (FMR), investment manager;
                Class 2                          appreciation. Normally invests a majority of     FMR U.K., FMR Far East,
                                                 assets in common stocks of foreign and domestic  sub-investment advisers.
                                                 issuers with a focus on those that pay current
                                                 dividends and show potential for capital
                                                 appreciation. May invest in bonds, including
                                                 lower-quality debt securities, as well as
                                                 stocks that are not currently paying dividends,
                                                 but offer prospects for future income or
                                                 capital appreciation.

3FM             Fidelity(R) VIP Mid Cap          Objective: seeks long-term growth of capital.    Fidelity Management & Research
                Portfolio Service Class 2        Normally invests at least 80% of assets in       Company (FMR), investment manager;
                                                 securities of foreign and domestic companies     FMR U.K., FMR Far East,
                                                 with medium market capitalization common         sub-investment advisers.
                                                 stocks. Invests in growth or value common
                                                 common stocks. May invest in companies with
                                                 smaller or larger market capitalizations.

3FO             Fidelity(R) VIP Overseas         Objective: seeks long-term growth of capital.    Fidelity Management & Research
                Portfolio Service Class 2        Normally invests primarily in common stocks of   Company (FMR), investment manager;
                                                 foreign securities. Normally invests at least    FMR U.K., FMR Far East, Fidelity
                                                 80% of assets in non-U.S. securities.            International Investment Advisors
                                                                                                  (FIIA) and FIIA U.K.,
                                                                                                  sub-investment advisers.

3RE             FTVIPT Franklin Real Estate      Objective: seeks capital appreciation, with      Franklin Advisers, Inc.
                Fund - Class 2                   current income as a secondary goal. The Fund
                                                 normally invests at least 80% of its net assets
                                                 in investments of companies operating in the
                                                 real estate sector. The Fund invests primarily
                                                 in equity real estate investment trusts
                                                 (REITs).

3SI             FTVIPT Franklin Small Cap Value  Objective: seeks long-term total return. The     Franklin Advisory Services, LLC
                Securities Fund -  Class 2       Fund normally invests at least 80% of its net
                                                 assets in investments of small capitalization
                                                 companies. For this Fund, small cap companies
                                                 are those with market cap values not exceeding
                                                 $2.5 billion, at the time of purchase. The
                                                 Fund's manager invests in small companies that
                                                 it believes are undervalued.


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

SUBACCOUNT      INVESTING IN                     INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
3MS             FTVIPT Mutual Shares Securities  Objective: seeks capital appreciation, with      Franklin Mutual Advisers, LLC
                Fund - Class 2                   income as a secondary goal. The Fund normally
                                                 invests mainly in U.S. equity securities that
                                                 the Fund's manager believes are available at
                                                 market prices less than their intrinsic value
                                                 on certain recognized or objective criteria,
                                                 including undervalued stocks, restructuring
                                                 companies and distressed companies.

3UE             Goldman Sachs VIT CORE(SM) U.S.  Objective: The Goldman Sachs VIT CORE U.S.       Goldman Sachs Asset
                Equity Fund                      Equity Fund seeks long-term growth of capital    Management, L.P.
                                                 and dividend income. The Fund invests, under
                CORE(SM) is a service mark of    normal circumstances, at least 90% of its
                Goldman, Sachs & Co.             total assets (not including securities
                                                 lending collateral and any investment of that
                                                 collateral) measured at time of purchase in a
                                                 broadly diversified portfolio of large-cap and
                                                 blue chip equity investments representing all
                                                 major sectors of the U.S. economy.

3MC             Goldman Sachs VIT Mid Cap Value  Objective: The Goldman Sachs VIT Mid Cap Value   Goldman Sachs Asset
                Fund                             Fund seeks long-term capital appreciation. The   Management, L.P.
                                                 Fund invests, under normal circumstances, at
                                                 least 80% of its net assets plus any borrowing
                                                 for investment purposes (measured at time of
                                                 purchase) in a diversified portfolio of equity
                                                 investments in mid-capitalization issuers
                                                 within the range of the market capitalization
                                                 of companies constituting the Russell Midcap
                                                 Value Index at the time of investment.

3ID             INVESCO VIF - Dynamics Fund      Objective: long-term growth of capital. Invests  INVESCO Funds Group, Inc.
                                                 primarily in common stocks of mid-sized
                                                 companies -companies included in the Russell
                                                 Midcap(R) Growth Index at the time of purchase,
                                                 or if not included in that Index, those with
                                                 market capitalizations between $2.5 billion and
                                                 $15 billion at the time of purchase. The Fund
                                                 also has the flexibility to invest in other
                                                 types of securities, including preferred
                                                 stocks, convertible securities and bonds.

3FS             INVESCO VIF - Financial Services Objective: long-term growth of capital.          INVESCO Funds Group, Inc.
                Fund                             Aggressively managed. Invests at least 80% of
                                                 its assets in the equity securities and
                                                 equity-related instruments of companies
                                                 involved in the financial services sector.
                                                 These companies include, but are not limited
                                                 to, banks, insurance companies, investment and
                                                 miscellaneous industries (asset managers,
                                                 brokerage firms, and government-sponsored
                                                 agencies and suppliers to financial services
                                                 companies).


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

SUBACCOUNT      INVESTING IN                     INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
3TC             INVESCO VIF - Technology Fund    Objective: long-term growth of capital. The      INVESCO Funds Group, Inc.
                                                 Fund is aggressively managed. Invests at least
                                                 80% of its assets in equity securities and
                                                 equity-related instruments of companies engaged
                                                 in technology-related industries. These
                                                 include, but are not limited to, various
                                                 applied technologies, hardware, software,
                                                 semiconductors, telecommunications equipment
                                                 and services, and service-related companies in
                                                 information technology. Many of these products
                                                 and services are subject to rapid obsolescence,
                                                 which may lower the market value of securities
                                                 of the companies in this sector.

3TL             INVESCO VIF -                    Objective: long-term growth of capital. Current  INVESCO Funds Group, Inc.
                Telecommunications Fund          income is a secondary objective. The Fund is
                                                 aggressively managed. Invests at least 80% of
                                                 its assets in equity securities and
                                                 equity-related instruments of companies
                                                 involved in the design, development
                                                 manufacture, distribution or sale of
                                                 communications services and equipment, and
                                                 companies that are involved in supplying
                                                 equipment or services to such companies. The
                                                 telecommunications sector includes, but is not
                                                 limited to companies that offer telephone
                                                 services, wireless communications, satellite
                                                 communications, television and movie
                                                 programming, broadcasting and Internet access.
                                                 Many of these products and services are subject
                                                 to rapid obsolescence, which may lower the
                                                 market value of securities of the companies in
                                                 this sector.

3GT             Janus Aspen Series Global        Objective: long-term growth of capital.          Janus Capital
                Technology Portfolio: Service    Non-diversified mutual fund that invests, under
                Shares                           normal circumstances, at least 80% of its net
                                                 assets in securities of companies that the
                                                 portfolio manager believes will benefit
                                                 significantly from advances or improvements in
                                                 technology. It implements this policy by
                                                 investing primarily in equity securities of
                                                 U.S. and foreign companies selected for their
                                                 growth potential.

3IG             Janus Aspen Series               Objective: long-term growth of capital.          Janus Capital
                International Growth Portfolio:  Invests, under normal circumstances, at least
                Service Shares                   80% of its net assets in securities of issuers
                                                 from at least five different countries,
                                                 excluding the United States. Although the
                                                 Portfolio intends to invest substantially all
                                                 of its assets in issuers located outside the
                                                 United States, it may at times invest in U.S.
                                                 issuers and under unusual circumstances, it may
                                                 invest all of its assets in fewer than five
                                                 countries or even a single country.



                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

SUBACCOUNT      INVESTING IN                     INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
3IP             Lazard Retirement International  Objective: long-term capital appreciation.       Lazard Asset Management, LLC
                Equity Portfolio                 Invests primarily in equity securities,
                                                 principally common stocks, of relatively large
                                                 non-U.S. companies with market capitalizations
                                                 in the range of the Morgan Stanley Capital
                                                 International (MSCI) Europe, Australia and Far
                                                 East (EAFE(R)) Index that the Investment
                                                 Manager believes are undervalued based on their
                                                 earnings, cash flow or asset values.

3MG             MFS(R) Investors Growth Stock    Objective: long-term growth of capital and       MFS Investment Management(R)
                Series - Service Class           future income. Invests at least 80% of its net
                                                 assets in common stocks and related securities
                                                 of companies which MFS(R) believes offer better
                                                 than average prospects for long-term growth.

3MD             MFS(R) New Discovery Series -    Objective: capital appreciation. Invests in at   MFS Investment Management(R)
                Service Class                    least 65% of its net assets in equity
                                                 securities of emerging growth companies.

3UT             MFS(R) Utilities Series -        Objective: capital growth and current income.    MFS Investment Management(R)
                Service Class                    Invests primarily in equity and debt securities
                                                 of domestic and foreign companies in the
                                                 utilities industry.

3PE             Pioneer Equity Income VCT        Objective: current income and long-term growth   Pioneer Investment
                Portfolio - Class II Shares      of capital from a portfolio consisting           Management, Inc.
                                                 primarily of income producing equity securities
                                                 of U.S. corporations. Invests primarily in
                                                 common stocks, preferred stocks and interests
                                                 in real estate investment trusts (REITs).
                                                 Normally, the portfolio invests at least 80% of
                                                 its total assets in income producing equity
                                                 securities. The remainder of the portfolio may
                                                 be invested in debt securities, most of which
                                                 are expected to be convertible into common
                                                 stocks.

3EU             Pioneer Europe VCT Portfolio -   Objective: long-term growth of capital. Invests  Pioneer Investment
                Class II Shares                  primarily in equity securities of European       Management, Inc.
                                                 issuers including common stocks, preferred
                                                 stocks, rights, depositary receipts, warrants
                                                 and debt securities convertible into common
                                                 stock. Normally, the portfolio invests 80% of
                                                 its total assets in equity securities of
                                                 European issuers. The portfolio may also
                                                 purchase and sell forward foreign currency
                                                 contracts in connection with its investments.


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

SUBACCOUNT      INVESTING IN                     INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
3HS             Putnam VT Health Sciences        Objective: capital appreciation. The fund        Putnam Investment
                Fund - Class IB Shares           pursues its goal by investing mainly in growth   Management, LLC
                                                 stocks of companies in the health sciences
                                                 industries. Under normal circumstances, the
                                                 fund invests at least 80% of the fund's net
                                                 assets in securities of (a) companies that
                                                 derive at least 50% of their assets, revenues
                                                 or profits from the pharmaceutical, health care
                                                 services, applied research and development and
                                                 medical equipment and supplies industries, or
                                                 (b) companies we think have the potential for
                                                 growth as a result of their particular
                                                 products, technology, patents or other market
                                                 advantages in the health sciences industries.

3PI             Putnam VT International Equity   Objective: capital appreciation. The fund        Putnam Investment
                Fund - Class IB Shares           pursues its goal by investing mainly in common   Management, LLC
                (previously Putnam VT            stocks of companies outside the United States.
                International Growth Fund
                (Class IB Shares))

3VS             Putnam VT Vista Fund - Class IB  Objective: capital appreciation. The fund        Putnam Investment
                Shares                           pursues its goal by investing mainly in common   Management, LLC
                                                 stocks of U.S. companies with a focus on growth
                                                 stocks.

3SO             Strong Opportunity Fund II -     Objective: seeks capital growth. Invests         Strong Capital Management, Inc.
                Advisor Class                    primarily in common stocks of
                                                 medium-capitalization companies that the Fund's
                                                 managers believe are under priced, yet have
                                                 attractive growth prospects.

3IT             Wanger International             Objective: long-term growth of capital. Invests  Liberty Wanger Asset
                Small Cap                        primarily in stocks of small and medium-size     Management, L.P.
                                                 non-U.S. companies with capitalizations of less
                                                 than $2 billion at time of purchase.

3SP             Wanger U.S. Smaller              Objective: long-term growth of capital. Invests  Liberty Wanger Asset
                Companies                        primarily in stocks of small- and medium-size    Management, L.P.
                                                 U.S. companies with capitalizations of less
                                                 than $5 billion at time of purchase.

3AA             Wells Fargo VT Asset             Objective: long-term total return consistent     Wells Fargo Funds Management,
                Allocation Fund                  with reasonable risk. Invests in equity and      LLC, adviser; Wells Capital
                                                 fixed-income securities in varying proportions,  Management Incorporated,
                                                 with "neutral" target allocation of 60% equity   subadviser.
                                                 securities and 40% fixed-income securities. The
                                                 Fund invests its equity portion of assets in
                                                 common stocks to replicate the S&P 500(R) Index
                                                 and its fixed-income portion of assets in  U.S.
                                                 Treasury Bonds to replicate the Lehman Brothers
                                                 20+ Treasury Index. The Fund seeks to maintain
                                                 a 95% or better performance correlation with
                                                 the respective indexes.


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS


SUBACCOUNT      INVESTING IN                     INVESTMENT OBJECTIVES AND POLICIES               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
3WI             Wells Fargo VT                   Objective: total return with an emphasis on      Wells Fargo Funds Management,
                International                    long-term capital appreciation. Invests          LLC, adviser; Wells Capital
                Equity Fund                      principally in equity securities of companies    Management Incorporated,
                                                 based in developed foreign countries or          subadviser.
                                                 emerging markets.

3SG             Wells Fargo VT                   Objective: long-term capital appreciation.       Wells Fargo Funds Management,
                Small Cap Growth                 Focus is on companies believed to have           LLC, adviser; Wells Capital
                Fund                             above-average growth potential or that may be    Management Incorporated,
                                                 involved in new or innovative products,          subadviser.
                                                 services and processes. Invests principally in
                                                 securities of companies with above-average
                                                 growth potential and whose market
                                                 capitalizations equal to or lower than the
                                                 company with the largest market capitalization
                                                 in falls within the range of the Russell 2000
                                                 Index, which is considered a small
                                                 capitalization index.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

THE FIXED ACCOUNT

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate for your fixed account is guaranteed for 12 months from the contract issue date. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract - Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:


-  the optional MAV rider*;

-  the optional EEB rider*;

-  the optional EEP rider*;


-  the fixed account and/or subaccounts in which you want to invest;

-  how you want to make purchase payments; and

-  a beneficiary.


* You may select any one of the following: MAV, EEB or EEP riders. Or you may select the MAV and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV, EEB and EEP are only available if you and the annuitant are 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange.


The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the settlement date must be:

-  no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

-  on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or


- all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details).

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

   FOR EMPLOYEES/ADVISORS
        If paying by installments under a scheduled payment plan:
            $23.08 biweekly, or
            $50 per month

        If paying by any other method:
            $1,000 initial payment for qualified annuities
            $2,000 initial payment for nonqualified annuities
            $50 for any additional payments

   FOR OTHER INDIVIDUALS:
            $1 million


(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.


MAXIMUM ALLOWABLE PURCHASE PAYMENTS(2)

   FOR EMPLOYEES/ADVISORS
        For the first year:
            $2,000,000 for issue ages up to 85
            $100,000 for issue ages 86 to 90

        For each subsequent year:
            $100,000 for issue ages up to 85
            $50,000 for issue ages 86 to 90

   FOR OTHER INDIVIDUALS
        For the first year:
            $2,000,000 for issue ages up to 85
            $1,000,000 for issue ages 86 to 90

        For each subsequent year:

            $100,000 for issue ages up to 85
            $50,000 for issue ages 86-90


(2) These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.


We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN

FOR EMPLOYEES/ADVISORS ONLY

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-  a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.55% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.


Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

MAV RIDER FEE


We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.25%(2) of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


EEB RIDER FEE


We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


EEP RIDER FEE


We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change in ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


SURRENDER CHARGE

There is no charge if you surrender all or part of your contract.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

(1) You may select any one of the MAV, EEB or EEP riders. Or you may select the MAV and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV, EEB and EEP riders are only available if you and the annuitant are 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange.

(2)  For contracts purchased before May 1, 2003, the MAV rider fee is 0.15%.


OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.

                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-  plus interest credited;

-  minus the sum of amounts surrendered and amounts transferred out;

-  minus any prorated contract administrative charge;


-  minus any prorated portion of the MAV rider fee (if selected);

-  minus any prorated portion of the EEB rider fee (if selected); and

-  minus any prorated portion of the EEP rider fee (if selected).


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or an applicable charge for optional benefits we subtract a certain number of accumulation units from your contract.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial surrenders;

-  a prorated portion of the contract administrative charge;

-  a prorated portion of the MAV rider fee (if selected);

-  a prorated portion of the EEB rider fee (if selected); and

-  a prorated portion of the EEP rider fee (if selected).

Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of funds;

-  fund operating expenses; and/or

-  mortality and expense risk fees.

                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                 NUMBER
                                                                   AMOUNT              ACCUMULATION             OF UNITS
                                           MONTH                  INVESTED              UNIT VALUE              PURCHASED
By investing an equal number
of dollars each month ...                   Jan                   $ 100                   $ 20                    5.00

                                            Feb                     100                     18                    5.56

you automatically buy                       Mar                     100                     17                    5.88
more units when the
per unit market price is low ...  --->      Apr                     100                     15                    6.67

                                            May                     100                     16                    6.25

                                            Jun                     100                     18                    5.56

                                            Jul                     100                     17                    5.88

and fewer units                             Aug                     100                     19                    5.26
when the per unit
market price is high.             --->      Sept                    100                     21                    4.76

                                            Oct                     100                     20                    5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


We may suspend or modify transfer privileges at any time.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.


TRANSFER POLICIES


- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

1  BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:   Contract value or entire account balance

2  BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders:   None (except for automated transfers from the
                           fixed account)

3  BY PHONE

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay MAV Death Benefit charges (see "Charges -- MAV rider fee"), EEB charges (see "Charges -- EEB rider fee"), EEP charges (see "Charges -- EEP rider fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1  BY REGULAR OR EXPRESS MAIL

-  payable to you;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2  BY WIRE

-  request that payment be wired to your bank;

-  bank account must be in the same ownership as your contract; and

-  pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the surrender amount includes a purchase payment check that has not cleared;

   --  the NYSE is closed, except for normal holiday and weekend closings;

   --  trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   --  you are at least age 59 1/2;

   --  you are disabled as defined in the Code;


   --  you severed employment with the employer who purchased the contract; or


   --  the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits.") In addition, the terms of the EEB and the MAV will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."


The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

-  contract value;

-  purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, plus purchase payments and minus adjusted partial surrenders since that anniversary.

If either you or the annuitant is age 81 or older on the date of death, the beneficiary receives the greater of:

-  contract value; or

-  purchase payments minus adjusted partial surrenders.


ADJUSTED PARTIAL SURRENDERS


                                     PS X DB
                                     -------
                                       CV

     PS = the partial surrender.

     DB = the death benefit on the date of (but prior to) the partial surrender.

     CV = contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN THE OWNER AND ANNUITANT ARE AGE 80 OR YOUNGER

-  You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

- On Jan 1, 2009 (the sixth contract anniversary) the contract value grows to $30,000.

- March 1, 2009 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

We calculate the death benefit on March 1, 2009 as follows:

   The contract value on the most recent sixth contract anniversary:  $ 30,000
   plus purchase payments made since that anniversary:                      +0
   minus adjusted partial surrenders taken since that anniversary calculated as:
              ($1,500 X $30,000) =                                      -1,607
              ------------------                                       -------
                   $28,000
   for a death benefit of:                                            $ 28,393


IF YOU DIE BEFORE YOUR SETTLEMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after we receive proof of death; and

   -  payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If this MAV rider is available in your state and both you and the annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE MAV


- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.


EXAMPLE


- You purchase the contract (with the MAV rider) with a payment of $20,000 on Jan. 1, 2003.


- On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

We calculate the death benefit on March 1, 2004 as follows:


The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:


   Greatest of your contract anniversary contract values:             $ 24,000
   plus purchase payments made since that anniversary:                      +0
   minus adjusted partial surrenders, calculated as:
              ($1,500 X $24,000) =                                      -1,636
              ------------------                                      --------
                   $22,000
   for a death benefit of:                                            $ 22,364

NONQUALIFIED ANNUITIES: If you die before the settlement date and your spouse is the only beneficiary, your spouse may choose to keep the contract and become the contract owner. The contract will then value equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

QUALIFIED ANNUITIES: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT

The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides reduced benefits if you or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.

If this EEB rider is available in your state and both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEB provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:


- the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit") or the MAV death benefit amount, if applicable,


PLUS


- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or

- 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:


   - the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")


   -  MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

   -  MINUS the greater of:


      - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

      - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

   - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.


The earnings at death may not be less than zero and may not be more than 250% multiplied by:

   -  the greater of:


      - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

      - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

   - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.


TERMINATING THE EEB


- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

EXAMPLE OF THE EEB

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and both you and the annuitant are under age 70. You select the MAV and the EEB.


- On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:


   MAV death benefit amount (contract value):                        $ 110,000
   plus the EEB which equals 40% of earnings
        at death (MAV death benefit amount minus payments not
        previously surrendered):
        0.40 X ($110,000 - $100,000) =                                  +4,000
                                                                     ---------
   Total death benefit of:                                           $ 114,000


- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


   MAV death benefit amount (maximum anniversary value):             $ 110,000
   plus the EEB (40% of earnings at death):
        0.40 X ($110,000 - $100,000) =                                  +4,000
                                                                     ---------
   Total death benefit of:                                           $ 114,000


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:


   MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
        $110,000  -  ($50,000 X $110,000)   =                        $  57,619
                     -------------------
                        $105,000
   plus the EEB (40% of earnings at death):
        0.40 X ($57,619 - $55,000) =                                    +1,048
                                                                     ---------
   Total death benefit of:                                           $  58,667



- On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.


- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2012 equals:


   MAV death benefit amount (contract value):                        $ 200,000
   plus the EEB (40% of earnings at death)
        .40 X 2.50 X ($55,000) =                                       +55,000
                                                                     ---------
   Total death benefit of:                                           $ 255,000



- On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit on July 1, 2012 equals:



   MAV death benefit amount (contract value):                        $ 250,000
   plus the EEB (40% of earnings at death, up to a
        maximum of 100% of purchase payments not previously
        surrendered that are one or more years old)
        .40 X 2.50 X ($55,000) =                                       +55,000
                                                                     ---------
   Total death benefit of:                                           $ 305,000


- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2013 equals:


   MAV death benefit amount (contract value):                        $ 250,000
   plus the EEB which equals 40% of earnings
        at death (the standard death benefit amount minus payments not previously surrendered):
        0.40 X ($250,000 - $105,000) =                                 +58,000
                                                                     ---------
   Total death benefit of:                                           $ 308,000



If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, then he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."


- the percentages of "earnings at death " payable will be based on your spouse's age at the time he or she elects to continue the contract.


- the EEB rider charges described in "Charges -- Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.


NOTE: For special tax considerations associated with the EEB, see "Taxes."

                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

ENHANCED EARNINGS PLUS DEATH BENEFIT

The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides reduced benefits if you or the annuitant are age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your sales representative whether or not the EEP is appropriate for your situation.

If this EEP rider is available in your state and both you and the annuitant are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEP provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

- EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:

                              PERCENTAGE IF YOU AND THE ANNUITANT ARE           PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR                 UNDER AGE 70 ON THE RIDER EFFECTIVE DATE         70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                    0%                                                  0%
Three and Four                                10%                                               3.75%
Five or more                                  20%                                                7.5%


Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.


Another way to describe the benefits payable under the EEP rider is as follows:


- the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit") or the MAV death benefit amount, if applicable PLUS


                              IF YOU AND THE ANNUITANT ARE UNDER AGE 70        IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR                 ON THE RIDER EFFECTIVE DATE, ADD ...             OR OLDER ON THE RIDER EFFECTIVE DATE, ADD ...
1                             Zero                                             Zero
2                             40% X earnings at death (see above)              15% X earnings at death
3 & 4                         40% X (earnings at death + 10% of exchange       15% X (earnings at death + 3.75% of exchange purchase
                                purchase payment*)                               payment*)
5+                            40% X (earnings at death + 20% of exchange       15% X (earnings at death + 7.5% of exchange purchase
                                purchase payment*)                               payment*)

* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

The company is not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP


- You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

-  The EEP rider will terminate in the case of an ownership change.

- The EEP rider will terminate in the case of spousal continuation if the new owner is age 76 or older.


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

EXAMPLE OF THE EEP

- You purchase the contract with an exchanged purchase payment of $100,000 on Jan. 1, 2003 and both you and the annuitant are under age 70. You select the MAV and the EEP.

- On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit amount, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.


- On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit on Jan. 1, 2004 equals:


   MAV death benefit amount (contract value):                        $ 110,000
   plus the EEP Part I which equals 40% of earnings
        at death (the MAV death benefit amount minus purchase
        payments not previously surrendered):
        0.40 X ($110,000 - $100,000) =                                  +4,000
                                                                     ---------
   Total death benefit of:                                           $ 114,000


- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


   MAV death benefit amount (maximum anniversary value):             $ 110,000
   plus the EEP Part I benefit (40% of earnings at death):
        0.40 X ($110,000 - $100,000) =                                  +4,000
   plus the EEP Part II which in the third contract year
        equals 10% of exchange purchase payments identified at
        issue and not previously surrendered:
        0.10 X $100,000 =                                              +10,000
                                                                     ---------
   Total death benefit of:                                           $ 124,000


- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:


   MAV death benefit amount (maximum anniversary value
     adjusted for partial surrenders):
   $110,000  -  ($50,000 X $110,000)   =                             $  57,619
                -------------------
                     $105,000
   plus the EEP Part I (40% of earnings at death):
        0.40 X ($57,619 - $55,000) =                                    +1,048
   plus the EEP Part II which in the third contract year
        equals 10% of exchange purchase payments identified at
        issue and not previously surrendered:
        0.10 X $55,000 =                                                +5,500
                                                                     ---------
   Total death benefit of:                                           $  64,167



- On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.


- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:


   MAV death benefit amount (contract value):                        $ 200,000
   plus the EEP Part I (40% of earnings at death)
        .40 X (2.50 X $55,000) =                                       +55,000
   plus the EEP Part II which after the fourth contract
        year equals 20% of exchange purchase payments identified
        at issue and not previously surrendered: 0.20 X $55,000 =      +11,000
                                                                     ---------
   Total death benefit of:                                           $ 266,000


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

- On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II. The death benefit on July 1, 2012 equals:



   MAV death benefit amount (contract value):                        $ 250,000
   plus the EEP Part I (40% of earnings at death)
        .40 X (2.50 X $55,000) = +55,000
   plus the EEP Part II, which after the fourth contract year equals
        20% of exchange purchase payments identified at issue
        and not previously surrendered: 0.20 X $55,000 =               +11,000
                                                                     ---------
   Total death benefit of:                                           $ 316,000


- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit on July 1, 2013 equals:


   MAV death benefit amount (contract value):                        $ 250,000
   plus the EEP Part I which equals 40% of earnings
        at death (the MAV death benefit minus payments not
        previously surrendered):
        0.40 X ($250,000 - $105,000) =                                 +58,000
   plus the EEP Part II, which after the fourth contract
        year equals 20% of exchange purchase payments identified at
        issue and not previously surrendered: 0.20 X $55,000 =         +11,000
                                                                     ---------
   Total death benefit of:                                           $ 319,000


IF YOUR SPOUSE IS SOLE BENEFICIARY and your spouse elects to continue the contract, we will pay an amount into the contracts that the contract value equals the total death benefit payable under the EEP. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEP rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

- the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.


- the EEB rider charges described in "Charges -- Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV death benefit amount, if applicable) will apply.


NOTE: For special tax considerations associated with the EEP, see "Taxes."

                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.


In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed annuities, payouts remain the same from month to month.)


For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of 10 to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. (see "Charges -- Surrender charge under Annuity Payout Plan E"). You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payments are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.


ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS FROM NONQUALIFIED ANNUITIES: If you surrender part or all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

SURRENDERS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE DEATH BENEFIT RIDERS (MAV, EEB OR EEP): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: In general, if you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, if you have a SIMPLE IRA and if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:


-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


-  the payout is a minimum distribution required under the Code;

-  the payout is made on account of an eligible hardship; or

-  the payout is a corrective distribution.


Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS LIFE'S TAX STATUS: IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;

-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;

-  make additional subaccounts investing in additional funds;

-  transfer assets to and from the subaccounts or the variable account; and

-  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS


ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 3,600 registered branch offices and more than 10,100 financial advisors.

IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments received. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. We and our affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts (BENACQUISTO v. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 12/13/96; MORK, ET. AL. v. IDS LIFE INSURANCE COMPANY filed in Minnesota State Court 3/21/97; THORESEN v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98). A fourth lawsuit was filed against us and our affiliates in federal court (BENACQUISTO, ET. AL. v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

In November 2002, a suit, captioned HARITOS ET. AL. v. AMERICAN EXPRESS FINANCIAL CORPORATION AND IDS LIFE INSURANCE COMPANY, was filed in the United States District Court for the District of Arizona. The suit is filed by the plaintiffs who purport to represent a class of all persons that have purchased financial plans from AEFA advisors during an undefined class period. Plaintiffs allege that the sale of the plans violate the Investment Advisers Act of 1940. The suit seeks an unspecified amount of damages, rescission and injunctive relief. We believe that we have meritorious defenses to this suit and intend to defend this case vigorously.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                                                   p.   3
Calculating Annuity Payouts                                               p.  10
Rating Agencies                                                           p.  11
Principal Underwriter                                                     p.  11
Independent Auditors                                                      p.  11
Financial Statements


                  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE
                     VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919

                                                                 S-6407 D (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

             AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R)

                          IDS LIFE VARIABLE ACCOUNT 10

                                   MAY 1, 2003

IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life). This Statement of Additional Information
(SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

TABLE OF CONTENTS


Performance Information                                                   p. 3
Calculating Annuity Payouts                                               p.30
Rating Agencies                                                           p.31
Principal Underwriter                                                     p.31
Independent Auditors                                                      p.31

Financial Statements

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T)(TO THE POWER OF n) = ERV

where:              P = a hypothetical initial payment of $1,000

                    T = average annual total return

                    n = number of years

                  ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEB DEATH BENEFIT RIDERS AND THE TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (29.20%)      (15.05%)
BD1           Bond Fund (9/99; 10/81)                                             (3.50)         2.75
CR1           Capital Resource Fund (9/99; 10/81)                                (28.62)       (16.67)
CM1           Cash Management Fund (9/99; 10/81)                                  (7.48)         0.20
DE1           Diversified Equity Income Fund (9/99; 9/99)                        (25.89)        (7.76)
EM1           Emerging Markets Fund (5/00; 5/00)                                 (13.50)       (16.88)
ES1           Equity Select Fund (5/01; 5/01)                                    (21.08)       (14.28)
EI1           Extra Income Fund (9/99; 5/96)                                     (14.48)        (6.28)
FI1           Federal Income Fund (9/99; 9/99)                                    (3.24)         2.93
GB1           Global Bond Fund (9/99; 5/96)                                        5.38          2.45
GR1           Growth Fund (9/99; 9/99)                                           (32.33)       (22.04)
IE1           International Fund (9/99; 1/92)                                    (25.17)       (18.79)
MF1           Managed Fund (9/99; 4/86)                                          (20.32)        (8.36)
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (28.50)       (12.63)
IV1           S&P 500 Index Fund (5/00; 5/00)                                    (28.97)       (20.30)
SC1           Small Cap Advantage Fund (9/99; 9/99)                              (24.09)        (5.97)
SA1           Strategy Aggressive Fund (9/99; 1/92)                              (37.66)       (18.64)
            AIM V.I.
1CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (30.74)       (13.76)
1CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (28.01)        (3.14)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International, Class I (9/99; 5/94)                             (27.11)       (14.02)
1VA           VP Value, Class I (9/99; 5/96)                                     (20.05)        (0.93)
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                             (19.66)       (12.38)
            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)                             (35.25)       (10.31)
            FIDELITY(R) VIP
1GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (23.76)       (10.41)
1MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (17.56)         9.22
1OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (27.08)       (16.18)
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                 (6.66)         7.71
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (16.99)         4.30
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(4)                                                --        (23.26)(b)
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (22.18)        (2.36)
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (28.50)       (13.41)
1MC           Mid Cap Value Fund (9/99; 5/98)                                    (12.82)         6.10

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (29.20%)          --%           --%       (15.05%)
BD1           Bond Fund (9/99; 10/81)                                             (3.50)         1.55          5.31          8.49
CR1           Capital Resource Fund (9/99; 10/81)                                (28.62)        (6.74)         2.13          8.61
CM1           Cash Management Fund (9/99; 10/81)                                  (7.48)         1.31          2.61          4.62
DE1           Diversified Equity Income Fund (9/99; 9/99)                        (25.89)           --            --         (7.76)
EM1           Emerging Markets Fund (5/00; 5/00)                                 (13.50)           --            --        (16.88)
ES1           Equity Select Fund (5/01; 5/01)                                    (21.08)           --            --        (14.28)
EI1           Extra Income Fund (9/99; 5/96)                                     (14.48)        (4.68)           --         (0.94)
FI1           Federal Income Fund (9/99; 9/99)                                    (3.24)           --            --          2.93
GB1           Global Bond Fund (9/99; 5/96)                                        5.38          1.66            --          2.96
GR1           Growth Fund (9/99; 9/99)                                           (32.33)           --            --        (22.04)
IE1           International Fund (9/99; 1/92)                                    (25.17)        (8.46)         0.24          0.14
MF1           Managed Fund (9/99; 4/86)                                          (20.32)        (2.48)         4.89          7.11
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (28.50)        (2.60)           --          2.98
IV1           S&P 500 Index Fund (5/00; 5/00)                                    (28.97)           --            --        (20.30)
SC1           Small Cap Advantage Fund (9/99; 9/99)                              (24.09)           --            --         (5.97)
SA1           Strategy Aggressive Fund (9/99; 1/92)                              (37.66)       (10.77)         0.05          0.90
            AIM V.I.
1CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (30.74)        (4.89)           --          5.66
1CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (28.01)           --            --         (4.00)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International, Class I (9/99; 5/94)                             (27.11)        (5.55)           --          0.47
1VA           VP Value, Class I (9/99; 5/96)                                     (20.05)         1.10            --          6.35
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                             (19.66)        (2.07)         4.95          6.33
            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)                             (35.25)           --            --        (10.86)
            FIDELITY(R) VIP
1GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (23.76)        (2.10)           --          2.79
1MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (17.56)           --            --         12.75
1OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (27.08)        (6.65)         2.99          2.63
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                 (6.66)        (0.34)         8.39          8.06
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (16.99)           --            --         (2.38)
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(4)                                            (25.46)        (4.78)         6.12          5.11
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (22.18)           --            --         (3.48)
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (28.50)           --            --         (5.13)
1MC           Mid Cap Value Fund (9/99; 5/98)                                    (12.82)           --            --          1.05


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEB DEATH BENEFIT RIDERS AND THE TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            JANUS ASPEN SERIES
1GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (45.85%)      (43.06%)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (32.02)       (28.90)
1AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (34.17)       (39.47)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                        (18.30)       (14.85)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (33.80)       (26.73)
1MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (37.53)       (20.65)
            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (20.97)       (18.26)
1VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (36.43)       (17.08)
            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)                                  (20.28)        10.82
            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)                                       (18.32)        10.95
            WANGER
1IT           International Small Cap (9/99; 5/95)                               (21.15)       (11.67)
1SP           U.S. Smaller Companies (9/99; 5/95)                                (23.86)        (3.91)
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(8)                              (20.25)       (15.16)
1WI           International Equity Fund (5/01; 7/00)                             (29.43)       (24.50)
1SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (43.37)       (31.97)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            JANUS ASPEN SERIES
1GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (45.85%)          --%           --%       (40.40%)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (32.02)        (2.66)           --          6.44
1AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (34.17)        (4.97)           --          5.31
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                        (18.30)           --            --         (6.89)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (33.80)           --            --        (11.73)
1MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (37.53)           --            --         (0.36)
            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (20.97)        (5.08)           --         (4.40)
1VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (36.43)        (6.76)           --         (2.40)
            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)                                  (20.28)         9.76            --         11.67
            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)                                       (18.32)           --            --         10.95
            WANGER
1IT           International Small Cap (9/99; 5/95)                               (21.15)         2.47            --          9.35
1SP           U.S. Smaller Companies (9/99; 5/95)                                (23.86)         0.16            --         11.11
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(8)                              (20.25)        (0.43)           --          6.35
1WI           International Equity Fund (5/01; 7/00)                             (29.43)           --            --        (23.19)
1SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (43.37)       (14.79)           --         (3.77)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.30% annual EEB fee, a 0.95% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEB DEATH BENEFIT RIDERS AND THE SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (28.54%)      (14.80%)
BD1           Bond Fund (9/99; 10/81)                                             (2.56)         3.04
CR1           Capital Resource Fund (9/99; 10/81)                                (27.95)       (16.43)
CM1           Cash Management Fund (9/99; 10/81)                                  (6.58)         0.49
DE1           Diversified Equity Income Fund (9/99; 9/99)                        (25.19)        (7.49)
EM1           Emerging Markets Fund (5/00; 5/00)                                 (12.67)       (16.57)
ES1           Equity Select Fund (5/01; 5/01)                                    (20.33)       (13.79)
EI1           Extra Income Fund (9/99; 5/96)                                     (13.66)        (6.01)
FI1           Federal Income Fund (9/99; 9/99)                                    (2.29)         3.21
GB1           Global Bond Fund (9/99; 5/96)                                        6.38          2.73
GR1           Growth Fund (9/99; 9/99)                                           (31.71)       (21.81)
IE1           International Fund (9/99; 1/92)                                    (24.46)       (18.55)
MF1           Managed Fund (9/99; 4/86)                                          (19.56)        (8.09)
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (27.83)       (12.37)
IV1           S&P 500 Index Fund (5/00; 5/00)                                    (28.31)       (20.01)
SC1           Small Cap Advantage Fund (9/99; 9/99)                              (23.37)        (5.70)
SA1           Strategy Aggressive Fund (9/99; 1/92)                              (37.09)       (18.41)
            AIM V.I.
1CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (30.10)       (13.50)
1CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (27.33)        (2.86)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International, Class I (9/99; 5/94)                             (26.43)       (13.76)
1VA           VP Value, Class I (9/99; 5/96)                                     (19.29)        (0.64)
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                             (18.89)       (12.07)
            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)                             (34.65)       (10.05)
            FIDELITY(R) VIP
1GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (23.04)       (10.15)
1MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (16.78)         9.47
1OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (26.40)       (15.94)
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                 (5.75)         7.97
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (16.19)         4.57
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(4)                                                --        (22.54)(b)
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (21.45)        (2.07)
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (27.83)       (13.15)
1MC           Mid Cap Value Fund (9/99; 5/98)                                    (11.98)         6.36

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (28.54%)          --%           --%       (14.80%)
BD1           Bond Fund (9/99; 10/81)                                             (2.56)         1.92          5.44          8.49
CR1           Capital Resource Fund (9/99; 10/81)                                (27.95)        (6.40)         2.30          8.61
CM1           Cash Management Fund (9/99; 10/81)                                  (6.58)         1.69          2.77          4.62
DE1           Diversified Equity Income Fund (9/99; 9/99)                        (25.19)           --            --         (7.49)
EM1           Emerging Markets Fund (5/00; 5/00)                                 (12.67)           --            --        (16.57)
ES1           Equity Select Fund (5/01; 5/01)                                    (20.33)           --            --        (13.79)
EI1           Extra Income Fund (9/99; 5/96)                                     (13.66)        (4.32)           --         (0.53)
FI1           Federal Income Fund (9/99; 9/99)                                    (2.29)           --            --          3.21
GB1           Global Bond Fund (9/99; 5/96)                                        6.38          2.03            --          3.34
GR1           Growth Fund (9/99; 9/99)                                           (31.71)           --            --        (21.81)
IE1           International Fund (9/99; 1/92)                                    (24.46)        (8.12)         0.42          0.14
MF1           Managed Fund (9/99; 4/86)                                          (19.56)        (2.12)         5.02          7.11
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (27.83)        (2.24)           --          3.36
IV1           S&P 500 Index Fund (5/00; 5/00)                                    (28.31)           --            --        (20.01)
SC1           Small Cap Advantage Fund (9/99; 9/99)                              (23.37)           --            --         (5.70)
SA1           Strategy Aggressive Fund (9/99; 1/92)                              (37.09)       (10.45)         0.24          0.90
            AIM V.I.
1CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (30.10)        (4.54)           --          5.79
1CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (27.33)           --            --         (3.62)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International, Class I (9/99; 5/94)                             (26.43)        (5.20)           --          0.77
1VA           VP Value, Class I (9/99; 5/96)                                     (19.29)         1.47            --          6.66
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                             (18.89)        (1.70)         5.08          6.33
            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)                             (34.65)           --            --        (10.60)
            FIDELITY(R) VIP
1GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (23.04)        (1.74)           --          3.22
1MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (16.78)           --            --         13.09
1OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (26.40)        (6.30)         3.14          2.63
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                 (5.75)         0.04          8.49          8.06
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (16.19)           --            --         (2.00)
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(4)                                            (24.76)        (4.43)         6.24          5.11
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (21.45)           --            --         (3.11)
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (27.83)           --            --         (4.77)
1MC           Mid Cap Value Fund (9/99; 5/98)                                    (11.98)           --            --          1.45


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEB DEATH BENEFIT RIDERS AND THE SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            JANUS ASPEN SERIES
1GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (45.37%)      (42.86%)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (31.39)       (28.66)
1AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (33.56)       (39.26)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                        (17.52)       (14.60)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (33.19)       (26.47)
1MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (36.96)       (20.38)
            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (20.22)       (18.02)
1VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (35.85)       (16.83)
            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)                                  (19.52)        11.06
            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)                                       (17.54)        11.19
            WANGER
1IT           International Small Cap (9/99; 5/95)                               (20.40)       (11.41)
1SP           U.S. Smaller Companies (9/99; 5/95)                                (23.15)        (3.63)
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(8)                              (19.50)       (14.68)
1WI           International Equity Fund (5/01; 7/00)                             (28.77)       (24.08)
1SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (42.87)       (31.59)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            JANUS ASPEN SERIES
1GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (45.37%)          --%           --%       (40.22%)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (31.39)        (2.31)           --          6.65
1AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (33.56)        (4.63)           --          5.45
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                        (17.52)           --            --         (6.48)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (33.19)           --            --        (11.51)
1MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (36.96)           --            --          0.04
            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (20.22)        (4.73)           --         (4.10)
1VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (35.85)        (6.43)           --         (2.11)
            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)                                  (19.52)        10.03            --         11.95
            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)                                       (17.54)           --            --         11.19
            WANGER
1IT           International Small Cap (9/99; 5/95)                               (20.40)         2.83            --          9.63
1SP           U.S. Smaller Companies (9/99; 5/95)                                (23.15)         0.53            --         11.36
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(8)                              (19.50)        (0.06)           --          6.57
1WI           International Equity Fund (5/01; 7/00)                             (28.77)           --            --        (22.90)
1SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (42.87)       (14.49)           --         (3.33)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.30% annual EEB fee, a 0.95% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV AND EEB DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (23.92%)      (13.34%)
BD1           Bond Fund (9/99; 10/81)                                              4.02          4.71
CR1           Capital Resource Fund (9/99; 10/81)                                (23.28)       (15.00)
CM1           Cash Management Fund (9/99; 10/81)                                  (0.30)         2.20
DE1           Diversified Equity Income Fund (9/99; 9/99)                        (20.31)        (5.91)
EM1           Emerging Markets Fund (5/00; 5/00)                                  (6.85)       (14.57)
ES1           Equity Select Fund (5/01; 5/01)                                    (15.09)       (10.44)
EI1           Extra Income Fund (9/99; 5/96)                                      (7.91)        (4.41)
FI1           Federal Income Fund (9/99; 9/99)                                     4.31          4.87
GB1           Global Bond Fund (9/99; 5/96)                                       13.38          4.41
GR1           Growth Fund (9/99; 9/99)                                           (27.32)       (20.48)
IE1           International Fund (9/99; 1/92)                                    (19.53)       (17.16)
MF1           Managed Fund (9/99; 4/86)                                          (14.26)        (6.52)
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (23.15)       (10.88)
IV1           S&P 500 Index Fund (5/00; 5/00)                                    (23.66)       (18.09)
SC1           Small Cap Advantage Fund (9/99; 9/99)                              (18.36)        (4.09)
SA1           Strategy Aggressive Fund (9/99; 1/92)                              (33.11)       (17.02)
            AIM V.I.
1CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (25.59)       (12.03)
1CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (22.62)        (1.20)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International, Class I (9/99; 5/94)                             (21.64)       (12.30)
1VA           VP Value, Class I (9/99; 5/96)                                     (13.96)         1.05
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                             (13.54)        (9.93)
            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)                             (30.49)        (8.50)
            FIDELITY(R) VIP
1GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (18.00)        (8.61)
1MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (11.26)        10.92
1OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (21.61)       (14.51)
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                  0.59          9.47
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (10.64)         6.19
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(4)                                                --        (17.46)(b)
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (16.29)        (0.40)
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (23.15)       (11.67)
1MC           Mid Cap Value Fund (9/99; 5/98)                                     (6.11)         7.92

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (23.92%)          --%           --%       (13.34%)
BD1           Bond Fund (9/99; 10/81)                                              4.02          2.83          5.44          8.49
CR1           Capital Resource Fund (9/99; 10/81)                                (23.28)        (5.56)         2.30          8.61
CM1           Cash Management Fund (9/99; 10/81)                                  (0.30)         2.61          2.77          4.62
DE1           Diversified Equity Income Fund (9/99; 9/99)                        (20.31)           --            --         (5.91)
EM1           Emerging Markets Fund (5/00; 5/00)                                  (6.85)           --            --        (14.57)
ES1           Equity Select Fund (5/01; 5/01)                                    (15.09)           --            --        (10.44)
EI1           Extra Income Fund (9/99; 5/96)                                      (7.91)        (3.45)           --         (0.26)
FI1           Federal Income Fund (9/99; 9/99)                                     4.31            --            --          4.87
GB1           Global Bond Fund (9/99; 5/96)                                       13.38          2.94            --          3.59
GR1           Growth Fund (9/99; 9/99)                                           (27.32)           --            --        (20.48)
IE1           International Fund (9/99; 1/92)                                    (19.53)        (7.29)         0.42          0.14
MF1           Managed Fund (9/99; 4/86)                                          (14.26)        (1.23)         5.02          7.11
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (23.15)        (1.37)           --          3.61
IV1           S&P 500 Index Fund (5/00; 5/00)                                    (23.66)           --            --        (18.09)
SC1           Small Cap Advantage Fund (9/99; 9/99)                              (18.36)           --            --         (4.09)
SA1           Strategy Aggressive Fund (9/99; 1/92)                              (33.11)        (9.67)         0.24          0.90
            AIM V.I.
1CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (25.59)        (3.69)           --          5.79
1CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (22.62)           --            --         (2.70)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International, Class I (9/99; 5/94)                             (21.64)        (4.35)           --          0.77
1VA           VP Value, Class I (9/99; 5/96)                                     (13.96)         2.39            --          6.87
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                             (13.54)        (0.81)         5.08          6.33
            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)                             (30.49)           --            --         (9.08)
            FIDELITY(R) VIP
1GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (18.00)        (0.85)           --          3.51
1MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (11.26)           --            --         13.94
1OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (21.61)        (5.47)         3.14          2.63
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                  0.59          0.96          8.49          8.06
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (10.64)           --            --         (1.05)
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(4)                                            (19.85)        (3.57)         6.24          5.11
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (16.29)           --            --         (2.22)
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (23.15)           --            --         (3.89)
1MC           Mid Cap Value Fund (9/99; 5/98)                                     (6.11)           --            --          2.43


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV AND EEB DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            JANUS ASPEN SERIES
1GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (42.01%)      (41.51%)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (26.98)       (26.95)
1AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (29.31)       (37.80)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                        (12.07)       (13.14)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (28.91)       (24.71)
1MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (32.96)       (18.48)
            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (14.96)       (16.63)
1VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (31.77)       (15.42)
            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)                                  (14.22)        12.47
            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)                                       (12.08)        12.61
            WANGER
1IT           International Small Cap (9/99; 5/95)                               (15.16)        (9.90)
1SP           U.S. Smaller Companies (9/99; 5/95)                                (18.11)        (1.98)
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(8)                              (14.19)       (11.33)
1WI           International Equity Fund (5/01; 7/00)                             (24.16)       (21.16)
1SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (39.32)       (28.99)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            JANUS ASPEN SERIES
1GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (42.01%)          --%           --%       (39.00%)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (26.98)        (1.45)           --          6.65
1AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (29.31)        (3.79)           --          5.45
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                        (12.07)           --            --         (5.47)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (28.91)           --            --        (10.20)
1MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (32.96)           --            --          0.99
            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (14.96)        (3.87)           --         (3.51)
1VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (31.77)        (5.61)           --         (1.54)
            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)                                  (14.22)        10.71            --         12.14
            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)                                       (12.08)           --            --         12.61
            WANGER
1IT           International Small Cap (9/99; 5/95)                               (15.16)         3.71            --          9.63
1SP           U.S. Smaller Companies (9/99; 5/95)                                (18.11)         1.44            --         11.36
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(8)                              (14.19)         0.85            --          6.57
1WI           International Equity Fund (5/01; 7/00)                             (24.16)           --            --        (20.89)
1SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (39.32)       (13.76)           --         (3.33)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.30% annual EEB fee, and a 0.95% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (28.79%)      (14.61%)
BD1           Bond Fund (9/99; 10/81)                                             (3.09)         3.22
CR1           Capital Resource Fund (9/99; 10/81)                                (28.20)       (16.23)
CM1           Cash Management Fund (9/99; 10/81)                                  (7.06)         0.64
DE1           Diversified Equity Income Fund (9/99; 9/99)                        (25.47)        (7.32)
EM1           Emerging Markets Fund (5/00; 5/00)                                 (13.09)       (16.44)
ES1           Equity Select Fund (5/01; 5/01)                                    (20.67)       (13.85)
EI1           Extra Income Fund (9/99; 5/96)                                     (14.06)        (5.84)
FI1           Federal Income Fund (9/99; 9/99)                                    (2.82)         3.39
GB1           Global Bond Fund (9/99; 5/96)                                        5.83          2.92
GR1           Growth Fund (9/99; 9/99)                                           (31.92)       (21.60)
IE1           International Fund (9/99; 1/92)                                    (24.75)       (18.35)
MF1           Managed Fund (9/99; 4/86)                                          (19.90)        (7.92)
ND1           NEW DIMENSIONS FUND(R)(9/99; 5/96)                                 (28.08)       (12.19)
IV1           S&P 500 Index Fund (5/00; 5/00)                                    (28.56)       (19.86)
SC1           Small Cap Advantage Fund (9/99; 9/99)                              (23.68)        (5.53)
SA1           Strategy Aggressive Fund (9/99; 1/92)                              (37.25)       (18.21)
            AIM V.I.
1CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (30.33)       (13.32)
1CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (27.59)        (2.70)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International, Class I (9/99; 5/94)                             (26.70)       (13.58)
1VA           VP Value, Class I (9/99; 5/96)                                     (19.63)        (0.50)
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                             (19.25)       (11.95)
            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)                             (34.83)        (9.87)
            FIDELITY(R) VIP
1GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (23.34)        (9.97)
1MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (17.15)         9.69
1OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (26.67)       (15.74)
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                (6.24)          8.18
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (16.57)         4.77
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(4)                                                --        (22.85)(b)
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (21.77)        (1.92)
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (28.08)       (12.97)
1MC           Mid Cap Value Fund (9/99; 5/98)                                    (12.41)         6.57

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (28.79%)          --%           --%       (14.61%)
BD1           Bond Fund (9/99; 10/81)                                             (3.09)         2.02          5.77          8.94
CR1           Capital Resource Fund (9/99; 10/81)                                (28.20)        (6.30)         2.59          9.06
CM1           Cash Management Fund (9/99; 10/81)                                  (7.06)         1.79          3.07          5.07
DE1           Diversified Equity Income Fund (9/99; 9/99)                        (25.47)           --            --         (7.32)
EM1           Emerging Markets Fund (5/00; 5/00)                                 (13.09)           --            --        (16.44)
ES1           Equity Select Fund (5/01; 5/01)                                    (20.67)           --            --        (13.85)
EI1           Extra Income Fund (9/99; 5/96)                                     (14.06)        (4.24)           --         (0.50)
FI1           Federal Income Fund (9/99; 9/99)                                    (2.82)           --            --          3.39
GB1           Global Bond Fund (9/99; 5/96)                                        5.83          2.13            --          3.43
GR1           Growth Fund (9/99; 9/99)                                           (31.92)           --            --        (21.60)
IE1           International Fund (9/99; 1/92)                                    (24.75)        (8.02)         0.69          0.59
MF1           Managed Fund (9/99; 4/86)                                          (19.90)        (2.04)         5.34          7.56
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (28.08)        (2.16)           --          3.45
IV1           S&P 500 Index Fund (5/00; 5/00)                                    (28.56)           --            --        (19.86)
SC1           Small Cap Advantage Fund (9/99; 9/99)                              (23.68)           --            --         (5.53)
SA1           Strategy Aggressive Fund (9/99; 1/92)                              (37.25)       (10.33)         0.51          1.35
            AIM V.I.
1CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (30.33)        (4.45)           --          6.11
1CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (27.59)           --            --         (3.56)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International, Class I (9/99; 5/94)                             (26.70)        (5.11)           --          0.91
1VA           VP Value, Class I (9/99; 5/96)                                     (19.63)         1.56            --          6.81
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                             (19.25)        (1.63)         5.40          6.78
            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)                             (34.83)           --            --        (10.42)
            FIDELITY(R) VIP
1GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (23.34)        (1.66)           --          3.26
1MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (17.15)           --            --         13.21
1OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (26.67)        (6.21)         3.44          3.08
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                 (6.24)         0.10          8.84          8.51
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (16.57)           --            --         (1.94)
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(4)                                            (25.05)        (4.34)         6.57          5.56
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (21.77)           --            --         (3.04)
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (28.08)           --            --         (4.69)
1MC           Mid Cap Value Fund (9/99; 5/98)                                    (12.41)           --            --          1.50


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            JANUS ASPEN SERIES
1GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (45.43%)      (42.63%)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (31.61)       (28.47)
1AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (33.75)       (39.04)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                        (17.89)       (14.41)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (33.39)       (26.29)
1MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (37.11)       (20.22)
            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (20.55)       (17.83)
1VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (36.02)       (16.64)
            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)                                  (19.86)        11.29
            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)                                       (17.90)        11.42
            WANGER
1IT           International Small Cap (9/99; 5/95)                               (20.74)       (11.23)
1SP           U.S. Smaller Companies (9/99; 5/95)                                (23.45)        (3.47)
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(8)                              (19.84)       (14.73)
1WI           International Equity Fund (5/01; 7/00)                             (29.02)       (24.07)
1SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (42.96)       (31.54)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            JANUS ASPEN SERIES
1GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (45.43%)          --%           --%       (39.97%)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (31.61)        (2.22)           --          6.90
1AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (33.75)        (4.53)           --          5.77
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                        (17.89)           --            --         (6.45)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (33.39)           --            --        (11.30)
1MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (37.11)           --            --          0.08
            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (20.55)        (4.64)           --         (3.96)
1VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (36.02)        (6.32)           --         (1.96)
            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)                                  (19.86)        10.22            --         12.13
            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)                                       (17.90)           --            --         11.42
            WANGER
1IT           International Small Cap (9/99; 5/95)                               (20.74)         2.94            --          9.81
1SP           U.S. Smaller Companies (9/99; 5/95)                                (23.45)         0.60            --         11.56
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(8)                              (19.84)         0.01            --          6.81
1WI           International Equity Fund (5/01; 7/00)                             (29.02)           --            --        (22.76)
1SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (42.96)       (14.35)           --         (3.32)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (28.12%)      (14.36%)
BD1           Bond Fund (9/99; 10/81)                                             (2.14)         3.51
CR1           Capital Resource Fund (9/99; 10/81)                                (27.53)       (15.99)
CM1           Cash Management Fund (9/99; 10/81)                                  (6.16)         0.93
DE1           Diversified Equity Income Fund (9/99; 9/99)                        (24.77)        (7.05)
EM1           Emerging Markets Fund (5/00; 5/00)                                 (12.25)       (16.15)
ES1           Equity Select Fund (5/01; 5/01)                                    (19.91)       (13.36)
EI1           Extra Income Fund (9/99; 5/96)                                     (13.24)        (5.57)
FI1           Federal Income Fund (9/99; 9/99)                                    (1.87)         3.68
GB1           Global Bond Fund (9/99; 5/96)                                        6.83          3.20
GR1           Growth Fund (9/99; 9/99)                                           (31.29)       (21.37)
IE1           International Fund (9/99; 1/92)                                    (24.04)       (18.11)
MF1           Managed Fund (9/99; 4/86)                                          (19.14)        (7.65)
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (27.41)       (11.93)
IV1           S&P 500 Index Fund (5/00; 5/00)                                    (27.89)       (19.58)
SC1           Small Cap Advantage Fund (9/99; 9/99)                              (22.95)        (5.26)
SA1           Strategy Aggressive Fund (9/99; 1/92)                              (36.68)       (17.97)
            AIM V.I.
1CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (29.68)       (13.07)
1CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (26.92)        (2.42)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International, Class I (9/99; 5/94)                             (26.01)       (13.33)
1VA           VP Value, Class I (9/99; 5/96)                                     (18.87)        (0.20)
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                             (18.48)       (11.63)
            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)                             (34.24)        (9.61)
            FIDELITY(R) VIP
1GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (22.62)        (9.71)
1MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (16.36)         9.93
1OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (25.98)       (15.50)
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                 (5.33)         8.43
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (15.77)         5.04
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(4)                                                --        (22.12)(b)
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (21.03)        (1.63)
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (27.41)       (12.71)
1MC           Mid Cap Value Fund (9/99; 5/98)                                    (11.56)         6.83

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (28.12%)          --%           --%       (14.36%)
BD1           Bond Fund (9/99; 10/81)                                             (2.14)         2.39          5.89          8.94
CR1           Capital Resource Fund (9/99; 10/81)                                (27.53)        (5.95)         2.75          9.06
CM1           Cash Management Fund (9/99; 10/81)                                  (6.16)         2.16          3.22          5.07
DE1           Diversified Equity Income Fund (9/99; 9/99)                        (24.77)           --            --         (7.05)
EM1           Emerging Markets Fund (5/00; 5/00)                                 (12.25)           --            --        (16.15)
ES1           Equity Select Fund (5/01; 5/01)                                    (19.91)           --            --        (13.36)
EI1           Extra Income Fund (9/99; 5/96)                                     (13.24)        (3.88)           --         (0.08)
FI1           Federal Income Fund (9/99; 9/99)                                    (1.87)           --            --          3.68
GB1           Global Bond Fund (9/99; 5/96)                                        6.83          2.50            --          3.79
GR1           Growth Fund (9/99; 9/99)                                           (31.29)           --            --        (21.37)
IE1           International Fund (9/99; 1/92)                                    (24.04)        (7.67)         0.87          0.59
MF1           Managed Fund (9/99; 4/86)                                          (19.14)        (1.68)         5.47          7.56
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (27.41)        (1.80)           --          3.82
IV1           S&P 500 Index Fund (5/00; 5/00)                                    (27.89)           --            --        (19.58)
SC1           Small Cap Advantage Fund (9/99; 9/99)                              (22.95)           --            --         (5.26)
SA1           Strategy Aggressive Fund (9/99; 1/92)                              (36.68)       (10.01)         0.69          1.35
            AIM V.I.
1CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (29.68)        (4.10)           --          6.24
1CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (26.92)           --            --         (3.18)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International, Class I (9/99; 5/94)                             (26.01)        (4.76)           --          1.22
1VA           VP Value, Class I (9/99; 5/96)                                     (18.87)         1.93            --          7.12
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                             (18.48)        (1.26)         5.53          6.78
            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)                             (34.24)           --            --        (10.16)
            FIDELITY(R) VIP
1GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (22.62)        (1.30)           --          3.68
1MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (16.36)           --            --         13.55
1OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (25.98)        (5.86)         3.59          3.08
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                 (5.33)         0.48          8.94          8.51
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (15.77)           --            --         (1.55)
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(4)                                            (24.34)        (3.99)         6.69          5.56
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (21.03)           --            --         (2.67)
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (27.41)           --            --         (4.32)
1MC           Mid Cap Value Fund (9/99; 5/98)                                    (11.56)           --            --          1.90


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            JANUS ASPEN SERIES
1GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (44.95%)      (42.43%)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (30.97)       (28.22)
1AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (33.14)       (38.82)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                        (17.10)       (14.16)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (32.77)       (26.03)
1MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (36.54)       (19.94)
            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (19.80)       (17.59)
1VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (35.43)       (16.39)
            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)                                  (19.10)        11.52
            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)                                       (17.12)        11.65
            WANGER
1IT           International Small Cap (9/99; 5/95)                               (19.98)       (10.97)
1SP           U.S. Smaller Companies (9/99; 5/95)                                (22.73)        (3.19)
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(8)                              (19.08)       (14.25)
1WI           International Equity Fund (5/01; 7/00)                             (28.35)       (23.65)
1SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (42.45)       (31.16)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            JANUS ASPEN SERIES
1GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (44.95%)          --%           --%       (39.79%)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (30.97)        (1.87)           --          7.10
1AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (33.14)        (4.19)           --          5.90
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                        (17.10)           --            --         (6.03)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (32.77)           --            --        (11.07)
1MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (36.54)           --            --          0.48
            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (19.80)        (4.28)           --         (3.65)
1VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (35.43)        (5.98)           --         (1.67)
            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)                                  (19.10)        10.49            --         12.41
            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)                                       (17.12)           --            --         11.65
            WANGER
1IT           International Small Cap (9/99; 5/95)                               (19.98)         3.30            --         10.08
1SP           U.S. Smaller Companies (9/99; 5/95)                                (22.73)         0.98            --         11.81
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(8)                              (19.08)         0.38            --          7.02
1WI           International Equity Fund (5/01; 7/00)                             (28.35)           --            --        (22.47)
1SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (42.45)       (14.05)           --         (2.88)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (23.47%)      (12.89%)
BD1           Bond Fund (9/99; 10/81)                                              4.47          5.16
CR1           Capital Resource Fund (9/99; 10/81)                                (22.83)       (14.55)
CM1           Cash Management Fund (9/99; 10/81)                                   0.15          2.65
DE1           Diversified Equity Income Fund (9/99; 9/99)                        (19.86)        (5.46)
EM1           Emerging Markets Fund (5/00; 5/00)                                  (6.40)       (14.13)
ES1           Equity Select Fund (5/01; 5/01)                                    (14.64)        (9.99)
EI1           Extra Income Fund (9/99; 5/96)                                      (7.46)        (3.96)
FI1           Federal Income Fund (9/99; 9/99)                                     4.76          5.32
GB1           Global Bond Fund (9/99; 5/96)                                       13.83          4.86
GR1           Growth Fund (9/99; 9/99)                                           (26.87)       (20.03)
IE1           International Fund (9/99; 1/92)                                    (19.08)       (16.71)
MF1           Managed Fund (9/99; 4/86)                                          (13.81)        (6.07)
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (22.70)       (10.43)
IV1           S&P 500 Index Fund (5/00; 5/00)                                    (23.21)       (17.64)
SC1           Small Cap Advantage Fund (9/99; 9/99)                              (17.91)        (3.64)
SA1           Strategy Aggressive Fund (9/99; 1/92)                              (32.66)       (16.57)
            AIM V.I.
1CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (25.14)       (11.58)
1CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (22.17)        (0.75)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International, Class I (9/99; 5/94)                             (21.19)       (11.85)
1VA           VP Value, Class I (9/99; 5/96)                                     (13.51)         1.50
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                             (13.09)        (9.48)
            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)                             (30.04)        (8.05)
            FIDELITY(R) VIP
1GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (17.55)        (8.16)
1MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (10.81)        11.37
1OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (21.16)       (14.06)
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                  1.04          9.92
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (10.19)         6.64
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(4)                                                --        (17.01)(b)
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (15.84)         0.05
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (22.70)       (11.22)
1MC           Mid Cap Value Fund (9/99; 5/98)                                     (5.66)         8.37

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (23.47%)          --%           --%       (12.89%)
BD1           Bond Fund (9/99; 10/81)                                              4.47          3.28          5.89          8.94
CR1           Capital Resource Fund (9/99; 10/81)                                (22.83)        (5.11)         2.75          9.06
CM1           Cash Management Fund (9/99; 10/81)                                   0.15          3.06          3.22          5.07
DE1           Diversified Equity Income Fund (9/99; 9/99)                        (19.86)           --            --         (5.46)
EM1           Emerging Markets Fund (5/00; 5/00)                                  (6.40)           --            --        (14.13)
ES1           Equity Select Fund (5/01; 5/01)                                    (14.64)           --            --         (9.99)
EI1           Extra Income Fund (9/99; 5/96)                                      (7.46)        (3.00)           --          0.19
FI1           Federal Income Fund (9/99; 9/99)                                     4.76            --            --          5.32
GB1           Global Bond Fund (9/99; 5/96)                                       13.83          3.39            --          4.04
GR1           Growth Fund (9/99; 9/99)                                           (26.87)           --            --        (20.03)
IE1           International Fund (9/99; 1/92)                                    (19.08)        (6.84)         0.87          0.59
MF1           Managed Fund (9/99; 4/86)                                          (13.81)        (0.78)         5.47          7.56
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (22.70)        (0.92)           --          4.06
IV1           S&P 500 Index Fund (5/00; 5/00)                                    (23.21)           --            --        (17.64)
SC1           Small Cap Advantage Fund (9/99; 9/99)                              (17.91)           --            --         (3.64)
SA1           Strategy Aggressive Fund (9/99; 1/92)                              (32.66)        (9.22)         0.69          1.35
            AIM V.I.
1CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (25.14)        (3.24)           --          6.24
1CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (22.17)           --            --         (2.25)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1IF           VP International, Class I (9/99; 5/94)                             (21.19)        (3.90)           --          1.22
1VA           VP Value, Class I (9/99; 5/96)                                     (13.51)         2.84            --          7.32
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                             (13.09)        (0.36)         5.53          6.78
            CREDIT SUISSE TRUST
1EG           Emerging Growth Portfolio (9/99; 9/99)                             (30.04)           --            --         (8.63)
            FIDELITY(R) VIP
1GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (17.55)        (0.40)           --          3.96
1MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (10.81)           --            --         14.39
1OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (21.16)        (5.02)         3.59          3.08
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                  1.04          1.41          8.94          8.51
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (10.19)           --            --         (0.60)
1TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(4)                                            (19.40)        (3.12)         6.69          5.56
            GOLDMAN SACHS VIT
1SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (15.84)           --            --         (1.77)
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (22.70)           --            --         (3.44)
1MC           Mid Cap Value Fund (9/99; 5/98)                                     (5.66)           --            --          2.88


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            JANUS ASPEN SERIES
1GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (41.56%)      (41.06%)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (26.53)       (26.50)
1AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (28.86)       (37.35)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                        (11.62)       (12.69)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (28.46)       (24.26)
1MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (32.51)       (18.03)
            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (14.51)       (16.18)
1VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (31.32)       (14.97)
            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)                                  (13.77)        12.92
            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)                                       (11.63)        13.06
            WANGER
1IT           International Small Cap (9/99; 5/95)                               (14.71)        (9.45)
1SP           U.S. Smaller Companies (9/99; 5/95)                                (17.66)        (1.53)
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(8)                              (13.74)       (10.88)
1WI           International Equity Fund (5/01; 7/00)                             (23.71)       (20.71)
1SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (38.87)       (28.54)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            JANUS ASPEN SERIES
1GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (41.56%)          --%           --%       (38.55%)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (26.53)        (1.00)           --          7.10
1AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (28.86)        (3.34)           --          5.90
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                        (11.62)           --            --         (5.02)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (28.46)           --            --         (9.75)
1MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (32.51)           --            --          1.44
            PUTNAM VARIABLE TRUST
1IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (14.51)        (3.42)           --         (3.06)
1VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (31.32)        (5.16)           --         (1.09)
            ROYCE CAPITAL FUND
1MI           Micro-Cap Portfolio (9/99; 12/96)                                  (13.77)        11.16            --         12.59
            THIRD AVENUE
1SV           Value Portfolio (9/99; 9/99)                                       (11.63)           --            --         13.06
            WANGER
1IT           International Small Cap (9/99; 5/95)                               (14.71)         4.16            --         10.08
1SP           U.S. Smaller Companies (9/99; 5/95)                                (17.66)         1.89            --         11.81
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(8)                              (13.74)         1.30            --          7.02
1WI           International Equity Fund (5/01; 7/00)                             (23.71)           --            --        (20.44)
1SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (38.87)       (13.31)           --         (2.88)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge and a 0.95% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEB DEATH BENEFIT RIDERS AND THE TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (29.06%)      (14.88%)
BD2           Bond Fund (9/99; 10/81)                                             (3.31)         2.97
CR2           Capital Resource Fund (9/99; 10/81)                                (28.48)       (16.50)
CM2           Cash Management Fund (9/99; 10/81)                                  (7.30)         0.40
DE2           Diversified Equity Income Fund (9/99; 9/99)                        (25.74)        (7.57)
EM2           Emerging Markets Fund (5/00; 5/00)                                 (13.33)       (16.71)
ES2           Equity Select Fund (5/01; 5/01)                                    (20.92)       (14.12)
EI2           Extra Income Fund (9/99; 5/96)                                     (14.31)        (6.09)
FI2           Federal Income Fund (9/99; 9/99)                                    (3.04)         3.15
GB2           Global Bond Fund (9/99; 5/96)                                        5.60          2.67
GR2           Growth Fund (9/99; 9/99)                                           (32.20)       (21.88)
IE2           International Fund (9/99; 1/92)                                    (25.02)       (18.62)
MF2           Managed Fund (9/99; 4/86)                                          (20.16)        (8.17)
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (28.35)       (12.45)
IV2           S&P 500 Index Fund (5/00; 5/00)                                    (28.83)       (20.14)
SC2           Small Cap Advantage Fund (9/99; 9/99)                              (23.94)        (5.78)
SA2           Strategy Aggressive Fund (9/99; 1/92)                              (37.54)       (18.48)
            AIM V.I.
2CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (30.60)       (13.58)
2CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (27.87)        (2.95)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2IF           VP International, Class I (9/99; 5/94)                             (26.97)       (13.84)
2VA           VP Value, Class I (9/99; 5/96)                                     (19.89)        (0.74)
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                             (19.50)       (12.21)
            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)                             (35.12)       (10.13)
            FIDELITY(R) VIP
2GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (23.61)       (10.23)
2MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (17.40)         9.45
2OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (26.94)       (16.01)
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                 (6.47)         7.94
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (16.82)         4.56
2TF           Templeton Foreign Securities Fund -
              Class 2(3/02; 5/92)(4)                                                 --        (23.13)(b)
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (22.03)        (2.16)
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (28.36)       (13.23)
2MC           Mid Cap Value Fund (9/99; 5/98)                                    (12.65)         6.33

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (29.06%)          --%           --%       (14.88%)
BD2           Bond Fund (9/99; 10/81)                                             (3.31)         1.77          5.53          8.71
CR2           Capital Resource Fund (9/99; 10/81)                                (28.48)        (6.55)         2.34          8.83
CM2           Cash Management Fund (9/99; 10/81)                                  (7.30)         1.53          2.82          4.83
DE2           Diversified Equity Income Fund (9/99; 9/99)                        (25.74)           --            --         (7.57)
EM2           Emerging Markets Fund (5/00; 5/00)                                 (13.33)           --            --        (16.71)
ES2           Equity Select Fund (5/01; 5/01)                                    (20.92)           --            --        (14.12)
EI2           Extra Income Fund (9/99; 5/96)                                     (14.31)        (4.49)           --         (0.74)
FI2           Federal Income Fund (9/99; 9/99)                                    (3.04)           --            --          3.15
GB2           Global Bond Fund (9/99; 5/96)                                        5.60          1.88            --          3.18
GR2           Growth Fund (9/99; 9/99)                                           (32.20)           --            --        (21.88)
IE2           International Fund (9/99; 1/92)                                    (25.02)        (8.27)         0.45          0.34
MF2           Managed Fund (9/99; 4/86)                                          (20.16)        (2.29)         5.10          7.33
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (28.35)        (2.41)           --          3.20
IV2           S&P 500 Index Fund (5/00; 5/00)                                    (28.83)           --            --        (20.14)
SC2           Small Cap Advantage Fund (9/99; 9/99)                              (23.94)           --            --         (5.78)
SA2           Strategy Aggressive Fund (9/99; 1/92)                              (37.54)       (10.59)         0.27          1.11
            AIM V.I.
2CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (30.60)        (4.70)           --          5.87
2CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (27.87)           --            --         (3.81)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2IF           VP International, Class I (9/99; 5/94)                             (26.97)        (5.36)           --          0.67
2VA           VP Value, Class I (9/99; 5/96)                                     (19.89)         1.30            --          6.57
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                             (19.50)        (1.87)         5.16          6.54
            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)                             (35.12)           --            --        (10.68)
            FIDELITY(R) VIP
2GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (23.61)        (1.90)           --          3.01
2MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (17.40)           --            --         12.98
2OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (26.94)        (6.46)         3.20          2.84
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                 (6.47)        (0.14)         8.61          8.28
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (16.82)           --            --         (2.19)
2TF           Templeton Foreign Securities Fund -
              Class 2(3/02; 5/92)(4)                                             (25.31)        (4.59)         6.33          5.32
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (22.03)           --            --         (3.29)
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (28.36)           --            --         (4.94)
2MC           Mid Cap Value Fund (9/99; 5/98)                                    (12.65)           --            --          1.25


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEB DEATH BENEFIT RIDERS AND THE TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            JANUS ASPEN SERIES
2GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (45.74%)      (42.94%)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (31.88)       (28.76)
2AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (34.04)       (39.35)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                        (18.14)       (14.68)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (33.67)       (26.58)
2MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (37.40)       (20.50)
            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (20.81)       (18.10)
2VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (36.30)       (16.91)
            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)                                  (20.12)        11.06
            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)                                       (18.15)        11.19
            WANGER
2IT           International Small Cap (9/99; 5/95)                               (20.99)       (11.49)
2SP           U.S. Smaller Companies (9/99; 5/95)                                (23.71)        (3.71)
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(8)                              (20.10)       (14.99)
2WI           International Equity Fund (5/01; 7/00)                             (29.29)       (24.35)
2SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (43.26)       (31.83)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            JANUS ASPEN SERIES
2GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (45.74%)          --%           --%       (40.28%)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (31.88)        (2.47)           --          6.66
2AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (34.04)        (4.78)           --          5.53
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                        (18.14)           --            --         (6.70)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (33.67)           --            --        (11.56)
2MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (37.40)           --            --         (0.16)
            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (20.81)        (4.89)           --         (4.21)
2VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (36.30)        (6.57)           --         (2.21)
            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)                                  (20.12)         9.99            --         11.90
            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)                                       (18.15)           --            --         11.19
            WANGER
2IT           International Small Cap (9/99; 5/95)                               (20.99)         2.69            --          9.57
2SP           U.S. Smaller Companies (9/99; 5/95)                                (23.71)         0.36            --         11.33
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(8)                              (20.10)        (0.23)           --          6.57
2WI           International Equity Fund (5/01; 7/00)                             (29.29)           --            --        (23.04)
2SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (43.26)       (14.64)           --         (3.61)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.30% annual EEB fee, a 0.75% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEB DEATH BENEFIT RIDER AND THE SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (28.40%)      (14.63%)
BD2           Bond Fund (9/99; 10/81)                                             (2.37)         3.26
CR2           Capital Resource Fund (9/99; 10/81)                                (27.81)       (16.26)
CM2           Cash Management Fund (9/99; 10/81)                                  (6.40)         0.69
DE2           Diversified Equity Income Fund (9/99; 9/99)                        (25.04)        (7.30)
EM2           Emerging Markets Fund (5/00; 5/00)                                 (12.50)       (16.41)
ES2           Equity Select Fund (5/01; 5/01)                                    (20.17)       (13.63)
EI2           Extra Income Fund (9/99; 5/96)                                     (13.48)        (5.82)
FI2           Federal Income Fund (9/99; 9/99)                                    (2.10)         3.43
GB2           Global Bond Fund (9/99; 5/96)                                        6.60          2.95
GR2           Growth Fund (9/99; 9/99)                                           (31.57)       (21.65)
IE2           International Fund (9/99; 1/92)                                    (24.31)       (18.39)
MF2           Managed Fund (9/99; 4/86)                                          (19.40)        (7.90)
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (27.68)       (12.19)
IV2           S&P 500 Index Fund (5/00; 5/00)                                    (28.16)       (19.85)
SC2           Small Cap Advantage Fund (9/99; 9/99)                              (23.22)        (5.51)
SA2           Strategy Aggressive Fund (9/99; 1/92)                              (36.97)       (18.24)
            AIM V.I.
2CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (29.96)       (13.33)
2CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (27.19)        (2.66)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2IF           VP International, Class I (9/99; 5/94)                             (26.28)       (13.59)
2VA           VP Value, Class I (9/99; 5/96)                                     (19.12)        (0.44)
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                             (18.74)       (11.89)
            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)                             (34.52)        (9.86)
            FIDELITY(R) VIP
2GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (22.88)        (9.97)
2MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (16.61)         9.70
2OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (26.25)       (15.77)
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                 (5.56)         8.20
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (16.03)         4.83
2TF           Templeton Foreign Securities Fund -
              Class 2(3/02; 5/92)(4)                                                 --        (22.41)(b)
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (21.29)        (1.88)
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (27.68)       (12.98)
2MC           Mid Cap Value Fund (9/99; 5/98)                                    (11.81)         6.59

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (28.40%)          --%           --%       (14.63%)
BD2           Bond Fund (9/99; 10/81)                                             (2.37)         2.14          5.65          8.71
CR2           Capital Resource Fund (9/99; 10/81)                                (27.81)        (6.21)         2.50          8.83
CM2           Cash Management Fund (9/99; 10/81)                                  (6.40)         1.90          2.98          4.83
DE2           Diversified Equity Income Fund (9/99; 9/99)                        (25.04)           --            --         (7.30)
EM2           Emerging Markets Fund (5/00; 5/00)                                 (12.50)           --            --        (16.41)
ES2           Equity Select Fund (5/01; 5/01)                                    (20.17)           --            --        (13.63)
EI2           Extra Income Fund (9/99; 5/96)                                     (13.48)        (4.13)           --         (0.33)
FI2           Federal Income Fund (9/99; 9/99)                                    (2.10)           --            --          3.43
GB2           Global Bond Fund (9/99; 5/96)                                        6.60          2.25            --          3.55
GR2           Growth Fund (9/99; 9/99)                                           (31.57)           --            --        (21.65)
IE2           International Fund (9/99; 1/92)                                    (24.31)        (7.93)         0.62          0.34
MF2           Managed Fund (9/99; 4/86)                                          (19.40)        (1.92)         5.23          7.33
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (27.68)        (2.05)           --          3.57
IV2           S&P 500 Index Fund (5/00; 5/00)                                    (28.16)           --            --        (19.85)
SC2           Small Cap Advantage Fund (9/99; 9/99)                              (23.22)           --            --         (5.51)
SA2           Strategy Aggressive Fund (9/99; 1/92)                              (36.97)       (10.27)         0.44          1.11
            AIM V.I.
2CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (29.96)        (4.35)           --          6.00
2CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (27.19)           --            --         (3.43)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2IF           VP International, Class I (9/99; 5/94)                             (26.28)        (5.01)           --          0.98
2VA           VP Value, Class I (9/99; 5/96)                                     (19.12)         1.68            --          6.88
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                             (18.74)        (1.50)         5.29          6.54
            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)                             (34.52)           --            --        (10.42)
            FIDELITY(R) VIP
2GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (22.88)        (1.54)           --          3.43
2MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (16.61)           --            --         13.32
2OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (26.25)        (6.11)         3.35          2.84
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                 (5.56)         0.24          8.71          8.28
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (16.03)           --            --         (1.80)
2TF           Templeton Foreign Securities Fund -
              Class 2(3/02; 5/92)(4)                                             (24.61)        (4.24)         6.45          5.32
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (21.29)           --            --         (2.92)
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (27.68)           --            --         (4.58)
2MC           Mid Cap Value Fund (9/99; 5/98)                                    (11.81)           --            --          1.65


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEB DEATH BENEFIT RIDER AND THE SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            JANUS ASPEN SERIES
2GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (45.26%)      (42.75%)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (31.25)       (28.51)
2AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (33.43)       (39.13)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                        (17.36)       (14.43)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (33.06)       (26.32)
2MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (36.83)       (20.22)
            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (20.06)       (17.86)
2VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (35.72)       (16.67)
            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)                                  (19.36)        11.29
            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)                                       (17.37)        11.42
            WANGER
2IT           International Small Cap (9/99; 5/95)                               (20.24)       (11.23)
2SP           U.S. Smaller Companies (9/99; 5/95)                                (22.99)        (3.43)
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(8)                              (19.34)       (14.51)
2WI           International Equity Fund (5/01; 7/00)                             (28.63)       (23.92)
2SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (42.75)       (31.45)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            JANUS ASPEN SERIES
2GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (45.26%)          --%           --%       (40.10%)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (31.25)        (2.12)           --          6.86
2AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (33.43)        (4.44)           --          5.66
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                        (17.36)           --            --         (6.29)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (33.06)           --            --        (11.33)
2MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (36.83)           --            --          0.24
            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (20.06)        (4.54)           --         (3.91)
2VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (35.72)        (6.23)           --         (1.91)
            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)                                  (19.36)        10.26            --         12.18
            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)                                       (17.37)           --            --         11.42
            WANGER
2IT           International Small Cap (9/99; 5/95)                               (20.24)         3.04            --          9.85
2SP           U.S. Smaller Companies (9/99; 5/95)                                (22.99)         0.74            --         11.58
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(8)                              (19.34)         0.14            --          6.78
2WI           International Equity Fund (5/01; 7/00)                             (28.63)           --            --        (22.75)
2SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (42.75)       (14.34)           --         (3.17)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge,a 0.15% annual MAV fee, a 0.30% annual EEB fee, a 0.75% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV AND EEB BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (23.76%)      (13.17%)
BD2           Bond Fund (9/99; 10/81)                                              4.23          4.92
CR2           Capital Resource Fund (9/99; 10/81)                                (23.13)       (14.83)
CM2           Cash Management Fund (9/99; 10/81)                                  (0.11)         2.40
DE2           Diversified Equity Income Fund (9/99; 9/99)                        (20.15)        (5.72)
EM2           Emerging Markets Fund (5/00; 5/00)                                  (6.66)       (14.39)
ES2           Equity Select Fund (5/01; 5/01)                                    (14.91)       (10.27)
EI2           Extra Income Fund (9/99; 5/96)                                      (7.72)        (4.21)
FI2           Federal Income Fund (9/99; 9/99)                                     4.52          5.08
GB2           Global Bond Fund (9/99; 5/96)                                       13.60          4.62
GR2           Growth Fund (9/99; 9/99)                                           (27.17)       (20.32)
IE2           International Fund (9/99; 1/92)                                    (19.36)       (17.00)
MF2           Managed Fund (9/99; 4/86)                                          (14.09)        (6.33)
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (22.99)       (10.70)
IV2           S&P 500 Index Fund (5/00; 5/00)                                    (23.51)       (17.93)
SC2           Small Cap Advantage Fund (9/99; 9/99)                              (18.19)        (3.90)
SA2           Strategy Aggressive Fund (9/99; 1/92)                              (32.98)       (16.85)
            AIM V.I.
2CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (25.44)       (11.85)
2CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (22.46)        (1.01)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2IF           VP International, Class I (9/99; 5/94)                             (21.48)       (12.12)
2VA           VP Value, Class I (9/99; 5/96)                                     (13.79)         1.26
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                             (13.37)        (9.75)
            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)                             (30.35)        (8.32)
            FIDELITY(R) VIP
2GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (17.83)        (8.43)
2MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (11.09)        11.15
2OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (21.45)       (14.33)
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                  0.79          9.69
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (10.46)         6.45
2TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(4)                                                --        (17.32)(b)
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (16.12)        (0.21)
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (22.99)       (11.49)
2MC           Mid Cap Value Fund (9/99; 5/98)                                     (5.92)         8.13

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (23.76%)          --%           --%       (13.17%)
BD2           Bond Fund (9/99; 10/81)                                              4.23          3.04          5.65          8.71
CR2           Capital Resource Fund (9/99; 10/81)                                (23.13)        (5.37)         2.50          8.83
CM2           Cash Management Fund (9/99; 10/81)                                  (0.11)         2.81          2.98          4.83
DE2           Diversified Equity Income Fund (9/99; 9/99)                        (20.15)           --            --         (5.72)
EM2           Emerging Markets Fund (5/00; 5/00)                                  (6.66)           --            --        (14.39)
ES2           Equity Select Fund (5/01; 5/01)                                    (14.91)           --            --        (10.27)
EI2           Extra Income Fund (9/99; 5/96)                                      (7.72)        (3.25)           --         (0.06)
FI2           Federal Income Fund (9/99; 9/99)                                     4.52            --            --          5.08
GB2           Global Bond Fund (9/99; 5/96)                                       13.60          3.15            --          3.79
GR2           Growth Fund (9/99; 9/99)                                           (27.17)           --            --        (20.32)
IE2           International Fund (9/99; 1/92)                                    (19.36)        (7.11)         0.62          0.34
MF2           Managed Fund (9/99; 4/86)                                          (14.09)        (1.04)         5.23          7.33
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (22.99)        (1.17)           --          3.82
IV2           S&P 500 Index Fund (5/00; 5/00)                                    (23.51)           --            --        (17.93)
SC2           Small Cap Advantage Fund (9/99; 9/99)                              (18.19)           --            --         (3.90)
SA2           Strategy Aggressive Fund (9/99; 1/92)                              (32.98)        (9.49)         0.44          1.11
            AIM V.I.
2CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (25.44)        (3.50)           --          6.00
2CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (22.46)           --            --         (2.51)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2IF           VP International, Class I (9/99; 5/94)                             (21.48)        (4.16)           --          0.98
2VA           VP Value, Class I (9/99; 5/96)                                     (13.79)         2.60            --          7.08
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                             (13.37)        (0.61)         5.29          6.54
            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)                             (30.35)           --            --         (8.89)
            FIDELITY(R) VIP
2GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (17.83)        (0.65)           --          3.71
2MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (11.09)           --            --         14.17
2OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (21.45)        (5.28)         3.35          2.84
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                  0.79          1.17          8.71          8.28
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (10.46)           --            --         (0.85)
2TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(4)                                            (19.69)        (3.38)         6.45          5.32
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (16.12)           --            --         (2.02)
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (22.99)           --            --         (3.70)
2MC           Mid Cap Value Fund (9/99; 5/98)                                     (5.92)           --            --          2.64


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV AND EEB BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            JANUS ASPEN SERIES
2GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (41.89%)      (41.39%)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (26.83)       (26.81)
2AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (29.17)       (37.67)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                        (11.89)       (12.97)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (28.77)       (24.56)
2MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (32.83)       (18.32)
            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (14.79)       (16.46)
2VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (31.64)       (15.25)
            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)                                  (14.04)        12.70
            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)                                       (11.91)        12.83
            WANGER
2IT           International Small Cap (9/99; 5/95)                               (14.99)        (9.72)
2SP           U.S. Smaller Companies (9/99; 5/95)                                (17.95)        (1.78)
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(8)                              (14.02)       (11.15)
2WI           International Equity Fund (5/01; 7/00)                             (24.01)       (21.00)
2SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (39.20)       (28.85)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            JANUS ASPEN SERIES
2GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)       (41.89%)           --%           --%       (38.88%)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (26.83)        (1.25)           --          6.86
2AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (29.17)        (3.60)           --          5.66
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                        (11.89)           --            --         (5.28)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (28.77)           --            --        (10.02)
2MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (32.83)           --            --          1.19
            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (14.79)        (3.67)           --         (3.32)
2VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (31.64)        (5.42)           --         (1.34)
            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)                                  (14.04)        10.93            --         12.37
            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)                                       (11.91)           --            --         12.83
            WANGER
2IT           International Small Cap (9/99; 5/95)                               (14.99)         3.92            --          9.85
2SP           U.S. Smaller Companies (9/99; 5/95)                                (17.95)         1.64            --         11.58
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(8)                              (14.02)         1.05            --          6.78
2WI           International Equity Fund (5/01; 7/00)                             (24.01)           --            --        (20.73)
2SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (39.20)       (13.61)           --         (3.17)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.30% annual EEB fee, and a 0.75% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (28.65%)      (14.44%)
BD2           Bond Fund (9/99; 10/81)                                             (2.90)         3.44
CR2           Capital Resource Fund (9/99; 10/81)                                (28.06)       (16.06)
CM2           Cash Management Fund (9/99; 10/81)                                  (6.89)         0.84
DE2           Diversified Equity Income Fund (9/99; 9/99)                        (25.33)        (7.14)
EM2           Emerging Markets Fund (5/00; 5/00)                                 (12.91)       (16.27)
ES2           Equity Select Fund (5/01; 5/01)                                    (20.51)       (13.69)
EI2           Extra Income Fund (9/99; 5/96)                                     (13.89)        (5.65)
FI2           Federal Income Fund (9/99; 9/99)                                    (2.63)         3.61
GB2           Global Bond Fund (9/99; 5/96)                                        6.05          3.14
GR2           Growth Fund (9/99; 9/99)                                           (31.78)       (21.44)
IE2           International Fund (9/99; 1/92)                                    (24.60)       (18.19)
MF2           Managed Fund (9/99; 4/86)                                          (19.75)        (7.73)
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (27.94)       (12.01)
IV2           S&P 500 Index Fund (5/00; 5/00)                                    (28.41)       (19.70)
SC2           Small Cap Advantage Fund (9/99; 9/99)                              (23.52)        (5.34)
SA2           Strategy Aggressive Fund (9/99; 1/92)                              (37.12)       (18.04)
            AIM V.I.
2CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (30.19)       (13.14)
2CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (27.45)        (2.51)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2IF           VP International, Class I (9/99; 5/94)                             (26.55)       (13.40)
2VA           VP Value, Class I (9/99; 5/96)                                     (19.47)        (0.30)
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                             (19.09)       (11.77)
            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)                             (34.71)        (9.69)
            FIDELITY(R) VIP
2GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (23.19)        (9.79)
2MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (16.98)         9.92
2OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (26.52)       (15.57)
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                 (6.06)         8.41
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (16.41)         5.03
2TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(4)                                                --        (22.72)(b)
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (21.62)        (1.72)
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (27.94)       (12.80)
2MC           Mid Cap Value Fund (9/99; 5/98)                                    (12.23)         6.79

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (28.65%)          --%           --%       (14.44%)
BD2           Bond Fund (9/99; 10/81)                                             (2.90)         2.24          5.98          9.16
CR2           Capital Resource Fund (9/99; 10/81)                                (28.06)        (6.11)         2.80          9.28
CM2           Cash Management Fund (9/99; 10/81)                                  (6.89)         2.00          3.28          5.28
DE2           Diversified Equity Income Fund (9/99; 9/99)                        (25.33)           --            --         (7.14)
EM2           Emerging Markets Fund (5/00; 5/00)                                 (12.91)           --            --        (16.27)
ES2           Equity Select Fund (5/01; 5/01)                                    (20.51)           --            --        (13.69)
EI2           Extra Income Fund (9/99; 5/96)                                     (13.89)        (4.05)           --         (0.30)
FI2           Federal Income Fund (9/99; 9/99)                                    (2.63)           --            --          3.61
GB2           Global Bond Fund (9/99; 5/96)                                        6.05          2.35            --          3.64
GR2           Growth Fund (9/99; 9/99)                                           (31.78)           --            --        (21.44)
IE2           International Fund (9/99; 1/92)                                    (24.60)        (7.83)         0.90          0.79
MF2           Managed Fund (9/99; 4/86)                                          (19.75)        (1.85)         5.55          7.78
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (27.94)        (1.97)           --          3.67
IV2           S&P 500 Index Fund (5/00; 5/00)                                    (28.41)           --            --        (19.70)
SC2           Small Cap Advantage Fund (9/99; 9/99)                              (23.52)           --            --         (5.34)
SA2           Strategy Aggressive Fund (9/99; 1/92)                              (37.12)       (10.15)         0.72          1.56
            AIM V.I.
2CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (30.19)        (4.26)           --          6.33
2CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (27.45)           --            --         (3.37)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2IF           VP International, Class I (9/99; 5/94)                             (26.55)        (4.92)           --          1.11
2VA           VP Value, Class I (9/99; 5/96)                                     (19.47)         1.78            --          7.03
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                             (19.09)        (1.43)         5.62          6.99
            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)                             (34.71)           --            --        (10.24)
            FIDELITY(R) VIP
2GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (23.19)        (1.46)           --          3.47
2MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (16.98)           --            --         13.45
2OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (26.52)        (6.02)         3.65          3.29
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                 (6.06)         0.30          9.06          8.73
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (16.41)           --            --         (1.75)
2TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(4)                                            (24.90)        (4.15)         6.79          5.77
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (21.62)           --            --         (2.85)
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (27.94)           --            --         (4.50)
2MC           Mid Cap Value Fund (9/99; 5/98)                                    (12.23)           --            --          1.72


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            JANUS ASPEN SERIES
2GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (45.32%)      (42.51%)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (31.47)       (28.33)
2AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (33.62)       (38.91)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                        (17.73)       (14.24)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (33.26)       (26.15)
2MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (36.99)       (20.06)
            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (20.40)       (17.66)
2VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (35.89)       (16.47)
            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)                                  (19.71)        11.52
            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)                                       (17.74)        11.65
            WANGER
2IT           International Small Cap (9/99; 5/95)                               (20.58)       (11.05)
2SP           U.S. Smaller Companies (9/99; 5/95)                                (23.30)        (3.28)
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(8)                              (19.68)       (14.56)
2WI           International Equity Fund (5/01; 7/00)                             (28.88)       (23.92)
2SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (42.85)       (31.40)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            JANUS ASPEN SERIES
2GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (45.32%)          --%           --%       (39.85%)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (31.47)        (2.03)           --          7.11
2AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (33.62)        (4.34)           --          5.98
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                        (17.73)           --            --         (6.26)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (33.26)           --            --        (11.12)
2MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (36.99)           --            --          0.28
            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (20.40)        (4.45)           --         (3.77)
2VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (35.89)        (6.13)           --         (1.76)
            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)                                  (19.71)        10.46            --         12.36
            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)                                       (17.74)           --            --         11.65
            WANGER
2IT           International Small Cap (9/99; 5/95)                               (20.58)         3.16            --         10.03
2SP           U.S. Smaller Companies (9/99; 5/95)                                (23.30)         0.80            --         11.79
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(8)                              (19.68)         0.21            --          7.03
2WI           International Equity Fund (5/01; 7/00)                             (28.88)           --            --        (22.61)
2SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (42.85)       (14.21)           --         (3.17)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (27.98%)      (14.19%)
BD2           Bond Fund (9/99; 10/81)                                             (1.95)         3.72
CR2           Capital Resource Fund (9/99; 10/81)                                (27.39)       (15.82)
CM2           Cash Management Fund (9/99; 10/81)                                  (5.98)         1.13
DE2           Diversified Equity Income Fund (9/99; 9/99)                        (24.62)        (6.86)
EM2           Emerging Markets Fund (5/00; 5/00)                                 (12.08)       (15.98)
ES2           Equity Select Fund (5/01; 5/01)                                    (19.75)       (13.20)
EI2           Extra Income Fund (9/99; 5/96)                                     (13.06)        (5.38)
FI2           Federal Income Fund (9/99; 9/99)                                    (1.68)         3.89
GB2           Global Bond Fund (9/99; 5/96)                                        7.05          3.42
GR2           Growth Fund (9/99; 9/99)                                           (31.15)       (21.22)
IE2           International Fund (9/99; 1/92)                                    (23.89)       (17.95)
MF2           Managed Fund (9/99; 4/86)                                          (18.98)        (7.46)
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (27.26)       (11.75)
IV2           S&P 500 Index Fund (5/00; 5/00)                                    (27.75)       (19.42)
SC2           Small Cap Advantage Fund (9/99; 9/99)                              (22.80)        (5.07)
SA2           Strategy Aggressive Fund (9/99; 1/92)                              (36.55)       (17.80)
            AIM V.I.
2CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (29.54)       (12.89)
2CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (26.77)        (2.23)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2IF           VP International, Class I (9/99; 5/94)                             (25.86)       (13.15)
2VA           VP Value, Class I (9/99; 5/96)                                     (18.71)        (0.00)
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                             (18.32)       (11.46)
            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)                             (34.11)        (9.43)
            FIDELITY(R) VIP
2GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (22.46)        (9.53)
2MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (16.19)        10.16
2OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (25.83)       (15.33)
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                 (5.14)         8.66
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (15.61)         5.30
2TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(4)                                                --        (21.99)(b)
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (20.87)        (1.44)
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (27.27)       (12.54)
2MC           Mid Cap Value Fund (9/99; 5/98)                                    (11.39)         7.05

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (27.98%)          --%           --%       (14.19%)
BD2           Bond Fund (9/99; 10/81)                                             (1.95)         2.60          6.10          9.16
CR2           Capital Resource Fund (9/99; 10/81)                                (27.39)        (5.77)         2.95          9.28
CM2           Cash Management Fund (9/99; 10/81)                                  (5.98)         2.37          3.43          5.28
DE2           Diversified Equity Income Fund (9/99; 9/99)                        (24.62)           --            --         (6.86)
EM2           Emerging Markets Fund (5/00; 5/00)                                 (12.08)           --            --        (15.98)
ES2           Equity Select Fund (5/01; 5/01)                                    (19.75)           --            --        (13.20)
EI2           Extra Income Fund (9/99; 5/96)                                     (13.06)        (3.68)           --          0.12
FI2           Federal Income Fund (9/99; 9/99)                                    (1.68)           --            --          3.89
GB2           Global Bond Fund (9/99; 5/96)                                        7.05          2.71            --          4.01
GR2           Growth Fund (9/99; 9/99)                                           (31.15)           --            --        (21.22)
IE2           International Fund (9/99; 1/92)                                    (23.89)        (7.49)         1.07          0.79
MF2           Managed Fund (9/99; 4/86)                                          (18.98)        (1.48)         5.68          7.78
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (27.26)        (1.60)           --          4.03
IV2           S&P 500 Index Fund (5/00; 5/00)                                    (27.75)           --            --        (19.42)
SC2           Small Cap Advantage Fund (9/99; 9/99)                              (22.80)           --            --         (5.07)
SA2           Strategy Aggressive Fund (9/99; 1/92)                              (36.55)        (9.83)         0.89          1.56
            AIM V.I.
2CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (29.54)        (3.91)           --          6.45
2CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (26.77)           --            --         (2.99)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2IF           VP International, Class I (9/99; 5/94)                             (25.86)        (4.57)           --          1.43
2VA           VP Value, Class I (9/99; 5/96)                                     (18.71)         2.15            --          7.33
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                             (18.32)        (1.06)         5.74          6.99
            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)                             (34.11)           --            --         (9.98)
            FIDELITY(R) VIP
2GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (22.46)        (1.10)           --          3.89
2MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (16.19)           --            --         13.79
2OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (25.83)        (5.67)         3.80          3.29
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                 (5.14)         0.68          9.16          8.73
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (15.61)           --            --         (1.36)
2TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(4)                                            (24.19)        (3.79)         6.90          5.77
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (20.87)           --            --         (2.48)
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (27.27)           --            --         (4.13)
2MC           Mid Cap Value Fund (9/99; 5/98)                                    (11.39)           --            --          2.12


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            JANUS ASPEN SERIES
2GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (44.84%)      (42.31%)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (30.83)       (28.08)
2AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (33.01)       (38.70)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                        (16.94)       (13.99)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (32.64)       (25.89)
2MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (36.41)       (19.78)
            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (19.64)       (17.42)
2VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (35.30)       (16.23)
            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)                                  (18.94)        11.76
            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)                                       (16.95)        11.89
            WANGER
2IT           International Small Cap (9/99; 5/95)                               (19.82)       (10.79)
2SP           U.S. Smaller Companies (9/99; 5/95)                                (22.57)        (2.99)
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(8)                              (18.92)       (14.08)
2WI           International Equity Fund (5/01; 7/00)                             (28.21)       (23.49)
2SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (42.33)       (31.02)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            JANUS ASPEN SERIES
2GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (44.84%)          --%           --%       (39.67%)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (30.83)        (1.67)           --          7.31
2AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (33.01)        (4.00)           --          6.11
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                        (16.94)           --            --         (5.85)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (32.64)           --            --        (10.89)
2MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (36.41)           --            --          0.68
            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (19.64)        (4.09)           --         (3.46)
2VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (35.30)        (5.79)           --         (1.47)
            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)                                  (18.94)        10.73            --         12.64
            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)                                       (16.95)           --            --         11.89
            WANGER
2IT           International Small Cap (9/99; 5/95)                               (19.82)         3.51            --         10.30
2SP           U.S. Smaller Companies (9/99; 5/95)                                (22.57)         1.18            --         12.03
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(8)                              (18.92)         0.59            --          7.23
2WI           International Equity Fund (5/01; 7/00)                             (28.21)           --            --        (22.31)
2SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (42.33)       (13.90)           --         (2.72)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee, and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (23.31%)      (12.72%)
BD2           Bond Fund (9/99; 10/81)                                              4.68          5.37
CR2           Capital Resource Fund (9/99; 10/81)                                (22.68)       (14.38)
CM2           Cash Management Fund (9/99; 10/81)                                   0.34          2.85
DE2           Diversified Equity Income Fund (9/99; 9/99)                        (19.70)        (5.27)
EM2           Emerging Markets Fund (5/00; 5/00)                                  (6.21)       (13.94)
ES2           Equity Select Fund (5/01; 5/01)                                    (14.46)        (9.82)
EI2           Extra Income Fund (9/99; 5/96)                                      (7.27)        (3.76)
FI2           Federal Income Fund (9/99; 9/99)                                     4.97          5.53
GB2           Global Bond Fund (9/99; 5/96)                                       14.05          5.07
GR2           Growth Fund (9/99; 9/99)                                           (26.72)       (19.87)
IE2           International Fund (9/99; 1/92)                                    (18.91)       (16.55)
MF2           Managed Fund (9/99; 4/86)                                          (13.64)        (5.88)
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (22.54)       (10.25)
IV2           S&P 500 Index Fund (5/00; 5/00)                                    (23.06)       (17.48)
SC2           Small Cap Advantage Fund (9/99; 9/99)                              (17.74)        (3.45)
SA2           Strategy Aggressive Fund (9/99; 1/92)                              (32.53)       (16.40)
            AIM V.I.
2CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (24.99)       (11.40)
2CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (22.01)        (0.56)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2IF           VP International, Class I (9/99; 5/94)                             (21.03)       (11.67)
2VA           VP Value, Class I (9/99; 5/96)                                     (13.34)         1.71
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                             (12.92)        (9.30)
            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)                             (29.90)        (7.87)
            FIDELITY(R) VIP
2GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (17.38)        (7.98)
2MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (10.64)        11.60
2OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (21.00)       (13.88)
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                  1.24         10.14
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (10.01)         6.90
2TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(4)                                                --        (16.87)(b)
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (15.67)         0.24
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (22.54)       (11.04)
2MC           Mid Cap Value Fund (9/99; 5/98)                                     (5.47)         8.58

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                           (23.31%)          --%           --%       (12.72%)
BD2           Bond Fund (9/99; 10/81)                                              4.68          3.49          6.10          9.16
CR2           Capital Resource Fund (9/99; 10/81)                                (22.68)        (4.92)         2.95          9.28
CM2           Cash Management Fund (9/99; 10/81)                                   0.34          3.26          3.43          5.28
DE2           Diversified Equity Income Fund (9/99; 9/99)                        (19.70)           --            --         (5.27)
EM2           Emerging Markets Fund (5/00; 5/00)                                  (6.21)           --            --        (13.94)
ES2           Equity Select Fund (5/01; 5/01)                                    (14.46)           --            --         (9.82)
EI2           Extra Income Fund (9/99; 5/96)                                      (7.27)        (2.80)           --          0.39
FI2           Federal Income Fund (9/99; 9/99)                                     4.97            --            --          5.53
GB2           Global Bond Fund (9/99; 5/96)                                       14.05          3.60            --          4.24
GR2           Growth Fund (9/99; 9/99)                                           (26.72)           --            --        (19.87)
IE2           International Fund (9/99; 1/92)                                    (18.91)        (6.66)         1.07          0.79
MF2           Managed Fund (9/99; 4/86)                                          (13.64)        (0.59)         5.68          7.78
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                                (22.54)        (0.72)           --          4.27
IV2           S&P 500 Index Fund (5/00; 5/00)                                    (23.06)           --            --        (17.48)
SC2           Small Cap Advantage Fund (9/99; 9/99)                              (17.74)           --            --         (3.45)
SA2           Strategy Aggressive Fund (9/99; 1/92)                              (32.53)        (9.04)         0.89          1.56
            AIM V.I.
2CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)            (24.99)        (3.05)           --          6.45
2CD           Capital Development Fund, Series I Shares (9/99; 5/98)             (22.01)           --            --         (2.06)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2IF           VP International, Class I (9/99; 5/94)                             (21.03)        (3.71)           --          1.43
2VA           VP Value, Class I (9/99; 5/96)                                     (13.34)         3.05            --          7.53
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                             (12.92)        (0.16)         5.74          6.99
            CREDIT SUISSE TRUST
2EG           Emerging Growth Portfolio (9/99; 9/99)                             (29.90)           --            --         (8.44)
            FIDELITY(R) VIP
2GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)           (17.38)        (0.20)           --          4.16
2MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                   (10.64)           --            --         14.62
2OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                   (21.00)        (4.83)         3.80          3.29
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                  1.24          1.62          9.16          8.73
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (10.01)           --            --         (0.40)
2TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(4)                                            (19.24)        (2.93)         6.90          5.77
            GOLDMAN SACHS VIT
2SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                        (15.67)           --            --         (1.57)
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                             (22.54)           --            --         (3.25)
2MC           Mid Cap Value Fund (9/99; 5/98)                                     (5.47)           --            --          3.09


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                             PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR     COMMENCEMENT
            JANUS ASPEN SERIES
2GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (41.44%)      (40.94%)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (26.38)       (26.36)
2AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (28.72)       (37.22)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                        (11.44)       (12.52)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (28.32)       (24.11)
2MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (32.38)       (17.87)
            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (14.34)       (16.01)
2VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (31.19)       (14.80)
            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)                                  (13.59)        13.15
            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)                                       (11.46)        13.28
            WANGER
2IT           International Small Cap (9/99; 5/95)                               (14.54)        (9.27)
2SP           U.S. Smaller Companies (9/99; 5/95)                                (17.50)        (1.33)
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(8)                              (13.57)       (10.70)
2WI           International Equity Fund (5/01; 7/00)                             (23.56)       (20.55)
2SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (38.75)       (28.40)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                        1 YEAR        5 YEARS      10 YEARS    COMMENCEMENT
            JANUS ASPEN SERIES
2GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)        (41.44%)          --%           --%       (38.43%)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                     (26.38)        (0.80)           --          7.31
2AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)           (28.72)        (3.15)           --          6.11
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                        (11.44)           --            --         (4.83)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                      (28.32)           --            --         (9.57)
2MD           New Discovery Series - Service Class (5/00; 5/98)(6)               (32.38)           --            --          1.64
            PUTNAM VARIABLE TRUST
2IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                    (14.34)        (3.22)           --         (2.87)
2VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)             (31.19)        (4.97)           --         (0.89)
            ROYCE CAPITAL FUND
2MI           Micro-Cap Portfolio (9/99; 12/96)                                  (13.59)        11.38            --         12.82
            THIRD AVENUE
2SV           Value Portfolio (9/99; 9/99)                                       (11.46)           --            --         13.28
            WANGER
2IT           International Small Cap (9/99; 5/95)                               (14.54)         4.37            --         10.30
2SP           U.S. Smaller Companies (9/99; 5/95)                                (17.50)         2.09            --         12.03
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(8)                              (13.57)         1.50            --          7.23
2WI           International Equity Fund (5/01; 7/00)                             (23.56)           --            --        (20.28)
2SG           Small Cap Growth Fund (5/01; 5/95)(9)                              (38.75)       (13.16)           --         (2.72)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge and a 0.75% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

NOTES TO PERFORMANCE INFORMATION

(1)  Commencement date of the subaccount; Commencement date of the fund.

(2) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(3) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(6) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(7) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(8) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(9) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.


CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:            P = a hypothetical initial payment of $1,000
                ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable surrender charge, or

-    any realized or unrealized gains or losses.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002

SUBACCOUNT                 INVESTING IN:                                              SIMPLE YIELD           COMPOUND YIELD
CM1                        AXP(R) Variable Portfolio - Cash Management Fund              (0.17%)                 (0.17%)
CM2                        AXP(R) Variable Portfolio - Cash Management Fund               0.01                    0.01


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
                  d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002

SUBACCOUNT                    INVESTING IN:                                                                        YIELD
BD1                           AXP(R) Variable Portfolio - Bond Fund                                                5.19%
BD2                           AXP(R) Variable Portfolio - Bond Fund                                                5.19
EI1                           AXP(R) Variable Portfolio - Extra Income Fund                                        5.07
EI2                           AXP(R) Variable Portfolio - Extra Income Fund                                        5.08
FI1                           AXP(R) Variable Portfolio - Federal Income Fund                                      2.96
FI2                           AXP(R) Variable Portfolio - Federal Income Fund                                      2.97
GB1                           AXP(R) Variable Portfolio - Global Bond Fund                                         2.48
GB2                           AXP(R) Variable Portfolio - Global Bond Fund                                         2.48


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:


- take the value of your fixed account at the settlement date or the date you selected to begin receiving your annuity payouts; then


- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at (americanexpress.com/advisors) or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                                          www.ambest.com
Fitch                                              www.fitchratings.com
Moody's                                            www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents that are registered with the NASD as our representatives. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been: 2002: $37,418,102; 2001: $41,792,624; and 2000:
$56,851,815. IDS Life retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) (comprised of subaccounts BC1, BC2, BD1, BD2, CR1, CR2, CM1, CM2, DE1, DE2, EM1, EM2, ES1, ES2, EI1, EI2, FI1, FI2, GB1, GB2, GR1, GR2, IE1, IE2, MF1, MF2, ND1, ND2, IV1, IV2, SC1, SC2, SA1, SA2, 1CA, 2CA, 1CD, 2CD, 1IF, 2IF, 1VA, 2VA, 1SR, 2SR, 1EG, 2EG, 1GI, 2GI, 1MP, 2MP, 1OS, 2OS, 1RE, 2RE, 1SI, 2SI, 1TF, 2TF, 1SE, 2SE, 1UE, 2UE, 1MC, 2MC, 1GT, 2GT, 1IG, 2IG, 1AG, 2AG, 1IP, 2IP, 1MG, 2MG, 1MD, 2MD, 1IN, 2IN, 1VS, 2VS, 1MI, 2MI, 1SV, 2SV, 1IT, 2IT, 1SP, 2SP, 1AA, 2AA, 1WI, 2WI, 1SG and 2SG) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                          /s/ Ernst & Young LLP

Minneapolis, Minnesota

March 21, 2003

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002                                              BC1            BC2            BD1            BD2            CR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 44,894,181   $ 38,974,238   $186,809,428   $182,366,315   $ 33,199,904
                                                           ------------------------------------------------------------------------
    at market value                                        $ 27,624,292   $ 24,643,541   $188,204,547   $183,885,714   $ 20,453,731
Dividends receivable                                                 --             --        797,556        778,597             --
Accounts receivable from IDS Life
  for contract purchase payments                                     --             --        106,913         43,156         74,513
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 27,624,292     24,643,541    189,109,016    184,707,467     20,528,244
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               23,088         16,222        155,699        119,989         16,666
    Contract terminations                                           481         17,153             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                23,569         33,375        155,699        119,989         16,666
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    27,517,040     24,503,425    188,198,925    183,649,627     20,417,812
Net assets applicable to contracts in payment period             83,683        106,741        754,392        937,851         93,766
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 27,600,723   $ 24,610,166   $188,953,317   $184,587,478   $ 20,511,578
===================================================================================================================================
Accumulation units outstanding                               44,110,404     39,018,752    159,405,103    154,529,994     34,956,260
===================================================================================================================================
Net asset value per accumulation unit                      $       0.62   $       0.63   $       1.18   $       1.19   $       0.58
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  CR2            CM1            CM2            DE1            DE2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 46,348,886   $250,201,802   $280,636,092   $ 67,334,003   $ 85,854,933
                                                           ------------------------------------------------------------------------
    at market value                                        $ 30,864,931   $250,182,254   $280,620,683   $ 55,770,767   $ 71,669,272
Dividends receivable                                                 --        190,655        213,338             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                     --             --             --            728             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 30,864,931    250,372,909    280,834,021     55,771,495     71,669,272
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               20,126        208,470        184,194         45,978         46,701
    Contract terminations                                        11,464        884,039         30,430             --         13,682
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                31,590      1,092,509        214,624         45,978         60,383
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    30,647,685    249,079,091    280,380,189     55,594,588     71,185,748
Net assets applicable to contracts in payment period            185,656        201,309        239,208        130,929        423,141
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 30,833,341   $249,280,400   $280,619,397   $ 55,725,517   $ 71,608,889
===================================================================================================================================
Accumulation units outstanding                               52,123,863    228,237,367    255,250,520     67,958,228     86,442,399
===================================================================================================================================
Net asset value per accumulation unit                      $       0.59   $       1.09   $       1.10   $       0.82   $       0.82
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  EM1            EM2            ES1            ES2            EI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,838,241   $  3,582,157   $ 10,718,199   $ 14,666,217   $131,224,012
                                                           ------------------------------------------------------------------------
    at market value                                        $  2,621,605   $  3,223,477   $ 10,277,832   $ 13,907,541   $107,358,600
Dividends receivable                                                 --             --             --             --        443,446
Accounts receivable from IDS Life
  for contract purchase payments                                     --             --         39,885         59,720         35,828
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,621,605      3,223,477     10,317,717     13,967,261    107,837,874
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                2,123          2,086          8,097          8,750         88,463
    Contract terminations                                         1,001          5,183             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,124          7,269          8,097          8,750         88,463
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,618,481      3,216,208     10,309,620     13,958,511    107,380,080
Net assets applicable to contracts in payment period                 --             --             --             --        369,331
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,618,481   $  3,216,208   $ 10,309,620   $ 13,958,511   $107,749,411
===================================================================================================================================
Accumulation units outstanding                                3,887,863      4,749,583     12,144,553     16,387,615    122,784,360
===================================================================================================================================
Net asset value per accumulation unit                      $       0.67   $       0.68   $       0.85   $       0.85   $       0.87
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  EI2            FI1            FI2            GB1            GB2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 98,840,641   $135,569,400   $146,954,000   $ 39,515,405   $ 33,918,086
                                                           ------------------------------------------------------------------------
    at market value                                        $ 82,528,540   $138,227,005   $149,454,247   $ 42,701,353   $ 36,564,985
Dividends receivable                                            341,423        334,153        361,715         86,903         74,343
Accounts receivable from IDS Life
  for contract purchase payments                                123,401             --        252,746         99,287         52,190
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 82,993,364    138,561,158    150,068,708     42,887,543     36,691,518
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               53,698        113,336         96,886         35,052         23,670
    Contract terminations                                            --         42,094             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                53,698        155,430         96,886         35,052         23,670
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    82,634,498    138,165,634    149,519,781     42,843,722     36,659,285
Net assets applicable to contracts in payment period            305,168        240,094        452,041          8,769          8,563
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 82,939,666   $138,405,728   $149,971,822   $ 42,852,491   $ 36,667,848
===================================================================================================================================
Accumulation units outstanding                               93,845,145    116,147,349    124,866,303     36,626,392     31,132,807
===================================================================================================================================
Net asset value per accumulation unit                      $       0.88   $       1.19   $       1.20   $       1.17   $       1.18
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  GR1            GR2            IE1            IE2            MF1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $125,562,710   $136,449,771   $ 15,523,451   $ 17,063,636   $ 72,011,061
                                                           ------------------------------------------------------------------------
    at market value                                        $ 56,288,025   $ 64,684,853   $ 10,469,583   $ 10,981,701   $ 52,147,436
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 26,509             --          7,658             --        141,004
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 56,314,534     64,684,853     10,477,241     10,981,701     52,288,440
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               46,792         42,357          8,637          7,150         42,682
    Contract terminations                                            --          9,436             --         12,608             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                46,792         51,793          8,637         19,758         42,682
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    56,168,373     64,478,819     10,389,582     10,906,875     51,923,400
Net assets applicable to contracts in payment period             99,369        154,241         79,022         55,068        322,358
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 56,267,742   $ 64,633,060   $ 10,468,604   $ 10,961,943   $ 52,245,758
===================================================================================================================================
Accumulation units outstanding                              118,986,168    135,693,177     19,189,221     20,011,954     64,613,329
===================================================================================================================================
Net asset value per accumulation unit                      $       0.47   $       0.48   $       0.54   $       0.55   $       0.80
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  MF2            ND1            ND2            IV1            IV2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 68,814,828   $380,077,682   $387,500,123   $ 51,813,253   $ 50,181,514
                                                           ------------------------------------------------------------------------
    at market value                                        $ 52,522,647   $239,183,418   $258,058,792   $ 39,375,603   $ 39,381,275
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                     --         82,925        253,743         61,413         53,940
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 52,522,647    239,266,343    258,312,535     39,437,016     39,435,215
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               34,259        197,907        168,239         32,386         25,460
    Contract terminations                                        35,532             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                69,791        197,907        168,239         32,386         25,460
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    51,990,992    237,850,481    257,246,909     39,239,097     39,304,239
Net assets applicable to contracts in payment period            461,864      1,217,955        897,387        165,533        105,516
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 52,452,856   $239,068,436   $258,144,296   $ 39,404,630   $ 39,409,755
===================================================================================================================================
Accumulation units outstanding                               64,272,980    347,841,415    373,715,274     65,010,707     64,770,944
===================================================================================================================================
Net asset value per accumulation unit                      $       0.81   $       0.68   $       0.69   $       0.60   $       0.61
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SC1            SC2            SA1            SA2            1CA
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 31,848,399   $ 31,721,698   $ 92,571,548   $ 92,185,325   $ 65,990,030
                                                           ------------------------------------------------------------------------
    at market value                                        $ 25,876,974   $ 25,963,763   $ 30,137,616   $ 32,394,046   $ 32,213,534
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 42,002          5,863          2,054             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --         90,954
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 25,918,976     25,969,626     30,139,670     32,394,046     32,304,488
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               21,448         16,933         25,175         21,322         27,028
    Contract terminations                                            --             --             --          3,615         63,926
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                21,448         16,933         25,175         24,937         90,954
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    25,886,139     25,935,159     30,013,975     32,280,715     32,141,584
Net assets applicable to contracts in payment period             11,389         17,534        100,520         88,394         71,950
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 25,897,528   $ 25,952,693   $ 30,114,495   $ 32,369,109   $ 32,213,534
===================================================================================================================================
Accumulation units outstanding                               29,341,081     29,202,084     55,182,791     58,958,487     48,704,388
===================================================================================================================================
Net asset value per accumulation unit                      $       0.88   $       0.89   $       0.54   $       0.55   $       0.66
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  2CA            1CD            2CD            1IF            2IF
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 61,629,599   $ 30,283,032   $ 28,678,163   $ 37,903,913   $ 31,650,731
                                                           ------------------------------------------------------------------------
    at market value                                        $ 31,237,556   $ 22,339,872   $ 21,258,824   $ 20,659,489   $ 17,820,812
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                     --             --          5,944             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                          28,882         29,924         14,031         20,463         15,024
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 31,266,438     22,369,796     21,278,799     20,679,952     17,835,836
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               20,549         18,654         14,031         17,212         11,698
    Contract terminations                                         8,333         11,270             --          3,251          3,326
Payable to mutual funds and portfolios
  for investments purchased                                          --             --          5,944             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                28,882         29,924         19,975         20,463         15,024
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    31,177,192     22,328,253     21,234,744     20,653,599     17,732,755
Net assets applicable to contracts in payment period             60,364         11,619         24,080          5,890         88,057
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 31,237,556   $ 22,339,872   $ 21,258,824   $ 20,659,489   $ 17,820,812
===================================================================================================================================
Accumulation units outstanding                               46,932,398     23,015,401     21,744,568     31,512,150     26,877,828
===================================================================================================================================
Net asset value per accumulation unit                      $       0.66   $       0.97   $       0.98   $       0.66   $       0.66
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  1VA            2VA            1SR            2SR            1EG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 54,468,451   $ 48,755,833   $  9,163,350   $  8,750,071   $ 26,685,158
                                                           ------------------------------------------------------------------------
    at market value                                        $ 51,422,340   $ 45,450,469   $  7,586,830   $  7,427,146   $ 15,121,078
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  9,647         20,408            996          5,032             --
Receivable from mutual funds and portfolios
  for share redemptions                                          42,869         29,898          6,263          4,765         25,927
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 51,474,856     45,500,775      7,594,089      7,436,943     15,147,005
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               42,869         29,898          6,263          4,765         12,636
    Contract terminations                                            --             --             --             --         13,291
Payable to mutual funds and portfolios
  for investments purchased                                       9,647         20,408            996          5,032             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                52,516         50,306          7,259          9,797         25,927
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    51,188,603     45,302,051      7,586,830      7,385,249     15,108,957
Net assets applicable to contracts in payment period            233,737        148,418             --         41,897         12,121
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 51,422,340   $ 45,450,469   $  7,586,830   $  7,427,146   $ 15,121,078
===================================================================================================================================
Accumulation units outstanding                               49,161,479     43,221,704      9,832,066      9,519,993     20,303,480
===================================================================================================================================
Net asset value per accumulation unit                      $       1.04   $       1.05   $       0.77   $       0.78   $       0.74
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  2EG            1GI            2GI            1MP            2MP
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 23,414,241   $118,918,314   $108,839,363   $ 99,994,680   $ 93,480,899
                                                           ------------------------------------------------------------------------
    at market value                                        $ 13,358,282   $ 87,241,397   $ 80,807,747   $ 95,859,248   $ 89,541,825
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                     --         96,764         92,486         48,443             --
Receivable from mutual funds and portfolios
  for share redemptions                                          11,613         72,652         52,952         79,614         66,244
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 13,369,895     87,410,813     80,953,185     95,987,305     89,608,069
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                8,783         72,652         52,952         79,614         58,683
    Contract terminations                                         2,830             --             --             --          7,561
Payable to mutual funds and portfolios
  for investments purchased                                          --         96,764         92,486         48,443             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                11,613        169,416        145,438        128,057         66,244
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    13,349,933     87,016,872     80,721,774     95,717,695     89,378,345
Net assets applicable to contracts in payment period              8,349        224,525         85,973        141,553        163,480
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 13,358,282   $ 87,241,397   $ 80,807,747   $ 95,859,248   $ 89,541,825
===================================================================================================================================
Accumulation units outstanding                               17,821,464    117,222,858    108,027,004     68,202,637     63,267,657
===================================================================================================================================
Net asset value per accumulation unit                      $       0.75   $       0.74   $       0.75   $       1.40   $       1.41
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  1OS            2OS            1RE            2RE            1SI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 36,193,961   $ 31,093,716   $ 59,985,284   $ 80,892,935   $ 30,161,937
                                                           ------------------------------------------------------------------------
    at market value                                        $ 20,030,845   $ 17,759,227   $ 60,236,914   $ 80,774,443   $ 28,428,787
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                     --          1,729        105,798         90,108         47,536
Receivable from mutual funds and portfolios
  for share redemptions                                          54,889         11,799         49,648         52,521         23,311
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 20,085,734     17,772,755     60,392,360     80,917,072     28,499,634
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               16,829         11,799         49,648         52,521         23,311
    Contract terminations                                        38,060             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --          1,729        105,798         90,108         47,536
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                54,889         13,528        155,446        142,629         70,847
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    19,982,908     17,637,613     60,153,053     80,550,785     28,417,857
Net assets applicable to contracts in payment period             47,937        121,614         83,861        223,658         10,930
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 20,030,845   $ 17,759,227   $ 60,236,914   $ 80,774,443   $ 28,428,787
===================================================================================================================================
Accumulation units outstanding                               33,063,100     28,991,255     44,591,201     59,317,320     23,552,851
===================================================================================================================================
Net asset value per accumulation unit                      $       0.60   $       0.61   $       1.35   $       1.36   $       1.21
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  2SI            1TF            2TF            1SE            2SE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 39,056,521   $  9,962,355   $  8,713,923   $ 20,298,140   $ 16,334,839
                                                           ------------------------------------------------------------------------
    at market value                                        $ 36,181,649   $  8,025,667   $  7,044,375   $ 17,719,044   $ 14,306,942
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 55,021         20,652          3,218          3,464             --
Receivable from mutual funds and portfolios
  for share redemptions                                          23,460          6,635          4,619         14,885         31,721
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 36,260,130      8,052,954      7,052,212     17,737,393     14,338,663
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               23,460          6,635          4,619         14,885          9,482
    Contract terminations                                            --             --             --             --         22,239
Payable to mutual funds and portfolios
  for investments purchased                                      55,021         20,652          3,218          3,464             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                78,481         27,287          7,837         18,349         31,721
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    36,124,390      8,025,667      7,044,375     17,704,554     14,306,942
Net assets applicable to contracts in payment period             57,259             --             --         14,490             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 36,181,649   $  8,025,667   $  7,044,375   $ 17,719,044   $ 14,306,942
===================================================================================================================================
Accumulation units outstanding                               29,742,583      9,569,967      8,386,142     17,792,199     14,284,598
===================================================================================================================================
Net asset value per accumulation unit                      $       1.21   $       0.84   $       0.84   $       1.00   $       1.00
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  1UE            2UE            1MC            2MC            1GT
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 75,101,887   $ 69,913,880   $ 62,803,045   $ 75,794,397   $ 23,373,212
                                                           ------------------------------------------------------------------------
    at market value                                        $ 50,351,755   $ 48,248,557   $ 61,488,264   $ 72,845,282   $  7,821,904
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                     --             --         75,990        104,297         31,946
Receivable from mutual funds and portfolios
  for share redemptions                                          81,323         88,473         50,314         47,194          6,557
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 50,433,078     48,337,030     61,614,568     72,996,773      7,860,407
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               41,956         31,546         50,314         47,194          6,557
    Contract terminations                                        39,367         56,927             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --         75,990        104,297         31,946
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                81,323         88,473        126,304        151,491         38,503
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    50,201,518     48,078,069     61,311,816     72,805,558      7,775,490
Net assets applicable to contracts in payment period            150,237        170,488        176,448         39,724         46,414
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 50,351,755   $ 48,248,557   $ 61,488,264   $ 72,845,282   $  7,821,904
===================================================================================================================================
Accumulation units outstanding                               75,488,735     71,819,842     47,538,674     56,079,335     31,353,669
===================================================================================================================================
Net asset value per accumulation unit                      $       0.67   $       0.67   $       1.29   $       1.30   $       0.25
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  2GT            1IG            2IG            1AG            2AG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 25,833,754   $ 55,313,155   $ 57,962,212   $ 34,022,646   $ 35,746,170
                                                           ------------------------------------------------------------------------
    at market value                                        $  9,277,408   $ 33,095,580   $ 36,450,370   $ 12,850,476   $ 15,787,355
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                     --          2,711         10,249             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           8,394         27,525         23,872         20,696         15,076
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  9,285,802     33,125,816     36,484,491     12,871,172     15,802,431
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                6,131         27,525         23,872         10,814         10,403
    Contract terminations                                         2,263             --             --          9,882          4,673
Payable to mutual funds and portfolios
  for investments purchased                                          --          2,711         10,249             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 8,394         30,236         34,121         20,696         15,076
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     9,275,069     33,019,050     36,368,040     12,843,276     15,786,218
Net assets applicable to contracts in payment period              2,339         76,530         82,330          7,200          1,137
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  9,277,408   $ 33,095,580   $ 36,450,370   $ 12,850,476   $ 15,787,355
===================================================================================================================================
Accumulation units outstanding                               37,199,522     74,111,345     81,189,171     42,883,252     52,428,313
===================================================================================================================================
Net asset value per accumulation unit                      $       0.25   $       0.45   $       0.45   $       0.30   $       0.30
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  1IP            2IP            1MG            2MG            1MD
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 23,886,769   $ 23,721,864   $ 48,664,041   $ 52,628,771   $ 46,522,104
                                                           ------------------------------------------------------------------------
    at market value                                        $ 18,542,571   $ 19,063,340   $ 30,233,795   $ 33,834,025   $ 32,375,226
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 55,147         60,937         33,097             --         54,940
Receivable from mutual funds and portfolios
  for share redemptions                                          15,054         12,262         25,068         77,755         26,782
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 18,612,772     19,136,539     30,291,960     33,911,780     32,456,948
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               15,054         12,262         25,068         22,204         26,782
    Contract terminations                                            --             --             --         55,551             --
Payable to mutual funds and portfolios
  for investments purchased                                      55,147         60,937         33,097             --         54,940
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                70,201         73,199         58,165         77,755         81,722
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    18,404,290     18,961,181     30,192,889     33,703,372     32,360,327
Net assets applicable to contracts in payment period            138,281        102,159         40,906        130,653         14,899
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 18,542,571   $ 19,063,340   $ 30,233,795   $ 33,834,025   $ 32,375,226
===================================================================================================================================
Accumulation units outstanding                               28,853,362     29,531,927     62,662,560     69,576,415     53,383,319
===================================================================================================================================
Net asset value per accumulation unit                      $       0.64   $       0.64   $       0.48   $       0.48   $       0.61
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  2MD            1IN            2IN            1VS            2VS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 50,668,754   $ 89,224,346   $ 82,784,824   $104,881,721   $ 96,774,996
                                                           ------------------------------------------------------------------------
    at market value                                        $ 36,167,112   $ 41,539,876   $ 40,533,441   $ 43,207,781   $ 42,343,162
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 44,170             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                          23,439         56,828         33,845         58,530         37,331
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 36,234,721     41,596,704     40,567,286     43,266,311     42,380,493
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               23,439         34,803         26,622         36,338         27,890
    Contract terminations                                            --         22,025          7,223         22,192          9,441
Payable to mutual funds and portfolios
  for investments purchased                                      44,170             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                67,609         56,828         33,845         58,530         37,331
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    36,123,785     41,539,876     40,494,974     43,094,099     42,265,844
Net assets applicable to contracts in payment period             43,327             --         38,467        113,682         77,318
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 36,167,112   $ 41,539,876   $ 40,533,441   $ 43,207,781   $ 42,343,162
===================================================================================================================================
Accumulation units outstanding                               59,272,471     74,769,213     72,394,802     73,929,757     72,032,593
===================================================================================================================================
Net asset value per accumulation unit                      $       0.61   $       0.56   $       0.56   $       0.58   $       0.59
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  1MI            2MI            1SV            2SV            1IT
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 42,151,857   $ 40,770,371   $ 53,356,127   $ 48,798,829   $ 56,318,783
                                                           ------------------------------------------------------------------------
    at market value                                        $ 40,649,244   $ 38,660,817   $ 52,631,185   $ 47,432,477   $ 30,548,546
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 41,040            435         19,016             --         83,364
Receivable from mutual funds and portfolios
  for share redemptions                                          33,830         25,473         43,995         45,529         25,291
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 40,724,114     38,686,725     52,694,196     47,478,006     30,657,201
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               33,830         25,473         43,995         31,229         25,291
    Contract terminations                                            --             --             --         14,300             --
Payable to mutual funds and portfolios
  for investments purchased                                      41,040            435         19,016             --         83,364
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                74,870         25,908         63,011         45,529        108,655
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    40,607,882     38,657,908     52,596,263     47,253,323     30,456,523
Net assets applicable to contracts in payment period             41,362          2,909         34,922        179,154         92,023
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 40,649,244   $ 38,660,817   $ 52,631,185   $ 47,432,477   $ 30,548,546
===================================================================================================================================
Accumulation units outstanding                               27,062,756     25,593,111     35,109,537     31,335,136     42,308,837
===================================================================================================================================
Net asset value per accumulation unit                      $       1.50   $       1.51   $       1.50   $       1.51   $       0.72
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  2IT            1SP            2SP            1AA            2AA
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 54,627,197   $ 77,745,653   $ 83,474,024   $ 10,976,894   $ 13,868,125
                                                           ------------------------------------------------------------------------
    at market value                                        $ 31,617,592   $ 69,472,375   $ 75,035,838   $  9,908,258   $ 12,460,852
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 95,115         43,654         20,362         13,874         26,504
Receivable from mutual funds and portfolios
  for share redemptions                                          20,560         57,328         48,787          7,988          7,902
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 31,733,267     69,573,357     75,104,987      9,930,120     12,495,258
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                               20,560         57,328         48,787          7,988          7,902
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                      95,115         43,654         20,362         13,874         26,504
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               115,675        100,982         69,149         21,862         34,406
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    31,560,711     69,306,345     74,993,825      9,908,258     12,460,852
Net assets applicable to contracts in payment period             56,881        166,030         42,013             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 31,617,592   $ 69,472,375   $ 75,035,838   $  9,908,258   $ 12,460,852
===================================================================================================================================
Accumulation units outstanding                               43,554,002     72,852,973     78,311,083     11,859,155     14,863,809
===================================================================================================================================
Net asset value per accumulation unit                      $       0.72   $       0.95   $       0.96   $       0.84   $       0.84
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                                 1WI            2WI            1SG            2SG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                               $  2,254,765   $  3,811,476   $  5,719,111   $  7,417,602
                                                                          ---------------------------------------------------------
    at market value                                                       $  1,908,840   $  3,239,317   $  4,402,172   $  5,765,820
Dividends receivable                                                                --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                                 4,998          3,029         15,180          9,042
Receivable from mutual funds and portfolios
  for share redemptions                                                          1,527          2,088          3,596          3,735
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                 1,915,365      3,244,434      4,420,948      5,778,597
===================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                               1,527          2,088          3,596          3,735
    Contract terminations                                                           --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                                      4,998          3,029         15,180          9,042
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                6,525          5,117         18,776         12,777
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                    1,908,840      3,239,317      4,402,172      5,765,820
Net assets applicable to contracts in payment period                                --          --                --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                          $  1,908,840   $  3,239,317   $  4,402,172   $  5,765,820
===================================================================================================================================
Accumulation units outstanding                                               2,780,513      4,702,816      7,654,643      9,992,253
===================================================================================================================================
Net asset value per accumulation unit                                     $       0.69   $        0.69  $       0.58   $       0.58
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   BC1            BC2            BD1            BD2            CR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    262,825   $    227,440   $  7,611,085   $  7,090,994   $     99,448
Variable account expenses                                       319,383        217,445      1,425,660      1,045,293        173,496
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (56,558)         9,995      6,185,425      6,045,701        (74,048)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       5,816,820      4,747,754      3,687,765      2,341,529      3,016,713
    Cost of investments sold                                  8,729,093      7,086,321      3,718,827      2,361,776      5,032,404
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (2,912,273)    (2,338,567)       (31,062)       (20,247)    (2,015,691)
Distributions from capital gains                                     --             --             --             --      1,484,998
Net change in unrealized appreciation or
  depreciation of investments                                (6,338,859)    (5,733,645)     1,152,469      1,390,239     (4,059,077)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (9,251,132)    (8,072,212)     1,121,407      1,369,992     (4,589,770)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (9,307,690)  $ (8,062,217)  $  7,306,832   $  7,415,693   $ (4,663,818)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       CR2            CM1            CM2            DE1            DE2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    138,189   $  3,052,650   $  3,146,596   $    816,927   $    983,788
Variable account expenses                                       180,944      2,490,223      2,043,044        486,959        454,148
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (42,755)       562,427      1,103,552        329,968        529,640
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,676,942    111,192,272     84,862,411      1,917,970      1,031,171
    Cost of investments sold                                  2,587,012    111,202,553     84,868,112      2,283,918      1,230,349
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (910,070)       (10,281)        (5,701)      (365,948)      (199,178)
Distributions from capital gains                              1,518,493             --             --        167,098        176,946
Net change in unrealized appreciation or
  depreciation of investments                                (6,406,494)        10,272          5,691    (12,178,448)   (14,847,317)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (5,798,071)            (9)           (10)   (12,377,298)   (14,869,549)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (5,840,826)  $    562,418   $  1,103,542   $(12,047,330)  $(14,339,909)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EM1            EM2            ES1            ES2            EI1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $  7,282,044
Variable account expenses                                        18,044         17,726         48,361         54,808        891,899
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (18,044)       (17,726)       (48,361)       (54,808)     6,390,145
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         530,179        276,438        216,100        273,872      4,602,758
    Cost of investments sold                                    546,184        292,392        233,527        288,962      5,724,752
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (16,005)       (15,954)       (17,427)       (15,090)    (1,121,994)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (166,342)      (252,312)      (585,605)      (924,791)   (12,316,535)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (182,347)      (268,266)      (603,032)      (939,881)   (13,438,529)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (200,391)  $   (285,992)  $   (651,393)  $   (994,689)  $ (7,048,384)
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EI2            FI1            FI2            GB1            GB2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $  5,336,390   $  2,632,265   $  2,768,741   $  1,489,414   $  1,198,530
Variable account expenses                                       517,492        879,121        723,504        301,042        189,495
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               4,818,898      1,753,144      2,045,237      1,188,372      1,009,035
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,460,506     11,226,795      5,513,936      2,797,306      1,297,101
    Cost of investments sold                                  2,954,332     11,035,544      5,449,565      2,723,619      1,264,756
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (493,826)       191,251         64,371         73,687         32,345
Distributions from capital gains                                     --        627,626        664,882             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (9,179,710)     1,738,654      1,933,332      3,149,519      2,629,912
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (9,673,536)     2,557,531      2,662,585      3,223,206      2,662,257
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (4,854,638)  $  4,310,675   $  4,707,822   $  4,411,578   $  3,671,292
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       GR1            GR2            IE1            IE2            MF1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     44,879   $     51,256   $    104,305   $    106,448   $  1,230,281
Variable account expenses                                       630,907        532,035        104,736         80,133        443,770
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (586,028)      (480,779)          (431)        26,315        786,511
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      10,680,020      5,022,777      7,961,651      6,100,175      5,426,292
    Cost of investments sold                                 22,079,264     10,189,598     12,496,129     10,082,743      7,603,873
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            (11,399,244)    (5,166,821)    (4,534,478)    (3,982,568)    (2,177,581)
Distributions from capital gains                                     --             --         24,316         20,548      4,109,822
Net change in unrealized appreciation or
  depreciation of investments                               (10,217,973)   (17,529,137)     2,327,173      1,720,801     (9,529,068)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (21,617,217)   (22,695,958)    (2,182,989)    (2,241,219)    (7,596,827)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $(22,203,245)  $(23,176,737)  $ (2,183,420)  $ (2,214,904)  $ (6,810,316)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       MF2            ND1            ND2            IV1            IV2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $  1,168,860   $  1,293,133   $  1,305,279   $    352,380   $    340,138
Variable account expenses                                       318,848      2,388,563      1,878,621        337,690        252,358
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 850,012     (1,095,430)      (573,342)        14,690         87,780
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,572,891     14,389,345      5,640,326      2,316,845      2,267,091
    Cost of investments sold                                  3,396,909     22,268,068      8,559,585      2,986,095      3,021,641
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (824,018)    (7,878,723)    (2,919,259)      (669,250)      (754,550)
Distributions from capital gains                              3,229,895        249,762        229,075             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (9,041,112)   (57,715,115)   (62,280,465)    (8,957,858)    (8,268,536)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (6,635,235)   (65,344,076)   (64,970,649)    (9,627,108)    (9,023,086)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (5,785,223)  $(66,439,506)  $(65,543,991)  $ (9,612,418)  $ (8,935,306)
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SC1            SC2            SA1            SA2            1CA
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                       250,290        191,218        363,565        280,565        374,953
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (250,290)      (191,218)      (363,565)      (280,565)      (374,953)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,367,414      1,592,620      8,804,718      4,078,767      5,807,018
    Cost of investments sold                                  1,626,124      1,813,988     24,183,967     10,508,154     10,923,073
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (258,710)      (221,368)   (15,379,249)    (6,429,387)    (5,116,055)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (4,777,707)    (4,712,134)      (687,288)    (8,853,948)    (6,404,046)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (5,036,417)    (4,933,502)   (16,066,537)   (15,283,335)   (11,520,101)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (5,286,707)  $ (5,124,720)  $(16,430,102)  $(15,563,900)  $(11,895,054)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       2CA            1CD            2CD            1IF            2IF
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $    189,459   $    152,007
Variable account expenses                                       276,306        261,618        193,123        225,442        146,789
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (276,306)      (261,618)      (193,123)       (35,983)         5,218
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       4,033,122      4,295,554      3,414,308      2,632,889      1,514,069
    Cost of investments sold                                  7,503,992      5,217,547      4,194,010      4,485,174      2,487,507
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (3,470,870)      (921,993)      (779,702)    (1,852,285)      (973,438)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (7,302,588)    (5,665,562)    (5,460,175)    (3,839,000)    (3,680,132)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (10,773,458)    (6,587,555)    (6,239,877)    (5,691,285)    (4,653,570)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $(11,049,764)  $ (6,849,173)  $ (6,433,000)  $ (5,727,268)  $ (4,648,352)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       1VA            2VA            1SR            2SR            1EG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    442,729   $    379,958   $    223,683   $    217,165   $         --
Variable account expenses                                       504,535        343,933         61,591         42,552        185,593
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (61,806)        36,025        162,092        174,613       (185,593)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,998,829      2,477,947        488,737        415,145      4,367,534
    Cost of investments sold                                  3,201,679      2,651,366        581,622        492,084      6,800,340
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (202,850)      (173,419)       (92,885)       (76,939)    (2,432,806)
Distributions from capital gains                              2,864,590      2,458,442             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               (10,706,423)    (9,167,229)      (957,880)      (853,336)    (4,833,846)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (8,044,683)    (6,882,206)    (1,050,765)      (930,275)    (7,266,652)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (8,106,489)  $ (6,846,181)  $   (888,673)  $   (755,662)  $ (7,452,245)
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       2EG            1GI            2GI            1MP            2MP
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $  1,244,981   $  1,091,502   $    873,211   $    785,658
Variable account expenses                                       123,961        907,414        644,297        972,598        703,014
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (123,961)       337,567        447,205        (99,387)        82,644
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,680,277      8,483,128      5,086,304      7,857,193      5,205,442
    Cost of investments sold                                  4,139,619     11,378,073      6,964,984      7,983,810      5,432,825
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,459,342)    (2,894,945)    (1,878,680)      (126,617)      (227,383)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (4,624,800)   (16,829,904)   (15,818,621)   (11,689,179)   (10,662,040)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (6,084,142)   (19,724,849)   (17,697,301)   (11,815,796)   (10,889,423)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (6,208,103)  $(19,387,282)  $(17,250,096)  $(11,915,183)  $(10,806,779)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       1OS            2OS            1RE            2RE            1SI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    165,380   $    143,505   $  1,123,492   $  1,465,028   $     75,164
Variable account expenses                                       221,529        153,003        413,878        427,762        194,633
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (56,149)        (9,498)       709,614      1,037,266       (119,469)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,159,153      2,331,133        182,498        139,062        417,952
    Cost of investments sold                                  3,571,247      3,817,339        180,516        139,681        417,791
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,412,094)    (1,486,206)         1,982           (619)           161
Distributions from capital gains                                     --             --             --             --        525,770
Net change in unrealized appreciation or
  depreciation of investments                                (4,046,917)    (3,273,672)    (1,334,802)    (2,049,365)    (3,037,959)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (5,459,011)    (4,759,878)    (1,332,820)    (2,049,984)    (2,512,028)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (5,515,160)  $ (4,769,376)  $   (623,206)  $ (1,012,718)  $ (2,631,497)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     2SI           1TF(1)         2TF(1)          1SE            2SE
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     96,079   $    127,915   $    108,800   $     53,430   $     43,072
Variable account expenses                                       192,201         50,965         35,182        197,251        121,346
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (96,122)        76,950         73,618       (143,821)       (78,274)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         178,634        577,480        450,132      2,729,518      1,675,067
    Cost of investments sold                                    180,033        679,191        542,557      2,912,113      1,786,344
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,399)      (101,711)       (92,425)      (182,595)      (111,277)
Distributions from capital gains                                672,078             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (4,282,792)    (1,936,688)    (1,669,548)    (3,234,026)    (2,559,452)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (3,612,113)    (2,038,399)    (1,761,973)    (3,416,621)    (2,670,729)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (3,708,235)  $ (1,961,449)  $ (1,688,355)  $ (3,560,442)  $ (2,749,003)
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       1UE            2UE            1MC            2MC            1GT
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    326,433   $    310,361   $    654,698   $    776,125   $         --
Variable account expenses                                       524,178        373,370        475,200        412,267         98,594
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (197,745)       (63,009)       179,498        363,858        (98,594)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       4,170,478      2,166,130        919,819         27,722      1,891,997
    Cost of investments sold                                  6,046,597      3,130,085        918,723         29,613      4,917,198
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,876,119)      (963,955)         1,096         (1,891)    (3,025,201)
Distributions from capital gains                                     --             --        191,001        226,426             --
Net change in unrealized appreciation or
  depreciation of investments                               (12,710,694)   (12,166,443)    (4,290,020)    (5,353,378)    (2,949,362)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (14,586,813)   (13,130,398)    (4,097,923)    (5,128,843)    (5,974,563)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $(14,784,558)  $(13,193,407)  $ (3,918,425)  $ (4,764,985)  $ (6,073,157)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       2GT            1IG            2IG            1AG            2AG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $    245,312   $    258,342   $         --   $         --
Variable account expenses                                        84,737        345,037        276,454        152,088        137,192
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (84,737)       (99,725)       (18,112)      (152,088)      (137,192)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,298,359      2,124,056      1,064,627      3,327,105      4,459,325
    Cost of investments sold                                  3,099,603      3,303,495      1,570,168      8,165,065      9,340,878
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,801,244)    (1,179,439)      (505,541)    (4,837,960)    (4,881,553)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (4,576,884)   (10,240,285)   (11,019,525)    (1,049,331)    (1,688,852)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (6,378,128)   (11,419,724)   (11,525,066)    (5,887,291)    (6,570,405)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (6,462,865)  $(11,519,449)  $(11,543,178)  $ (6,039,379)  $ (6,707,597)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       1IP            2IP            1MG            2MG            1MD
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     13,594   $     13,913   $         --   $         --   $         --
Variable account expenses                                       153,494        114,539        303,815        256,634        312,231
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (139,900)      (100,626)      (303,815)      (256,634)      (312,231)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         894,368        215,350      2,045,505      1,492,912      1,121,069
    Cost of investments sold                                  1,155,338        267,719      3,153,835      2,286,729      1,572,666
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (260,970)       (52,369)    (1,108,330)      (793,817)      (451,597)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,621,411)    (1,811,344)    (9,711,494)   (10,765,671)   (12,676,865)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,882,381)    (1,863,713)   (10,819,824)   (11,559,488)   (13,128,462)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (2,022,281)  $ (1,964,339)  $(11,123,639)  $(11,816,122)  $(13,440,693)
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       2MD            1IN            2IN            1VS            2VS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $    346,769   $    310,796   $         --   $         --
Variable account expenses                                       252,889        475,819        346,314        536,834        385,531
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (252,889)      (129,050)       (35,518)      (536,834)      (385,531)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         389,264     10,346,443      5,597,253     10,645,808      5,200,829
    Cost of investments sold                                    535,944     20,731,058     10,813,115     22,938,804     10,862,452
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (146,680)   (10,384,615)    (5,215,862)   (12,292,996)    (5,661,623)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               (13,130,549)     2,691,068     (1,922,606)    (9,589,578)   (14,121,442)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (13,277,229)    (7,693,547)    (7,138,468)   (21,882,574)   (19,783,065)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $(13,530,118)  $ (7,822,597)  $ (7,173,986)  $(22,419,408)  $(20,168,596)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       1MI            2MI            1SV            2SV            1IT
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $    108,898   $     95,837   $         --
Variable account expenses                                       415,394        301,487        530,206        369,335        271,063
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (415,394)      (301,487)      (421,308)      (273,498)      (271,063)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       8,891,918      3,743,955      3,718,043      3,303,998        919,591
    Cost of investments sold                                  8,029,302      3,551,140      3,781,934      3,312,219      1,673,395
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                862,616        192,815        (63,891)        (8,221)      (753,804)
Distributions from capital gains                              1,241,332      1,182,876        948,474        834,708             --
Net change in unrealized appreciation or
  depreciation of investments                                (8,596,433)    (7,553,819)    (7,788,467)    (6,901,806)    (3,628,072)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (6,492,485)    (6,178,128)    (6,903,884)    (6,075,319)    (4,381,876)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (6,907,879)  $ (6,479,615)  $ (7,325,192)  $ (6,348,817)  $ (4,652,939)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       2IT            1SP            2SP            1AA            2AA
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $    149,668   $    190,629
Variable account expenses                                       208,427        595,605        463,521         61,122         60,859
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (208,427)      (595,605)      (463,521)        88,546        129,770
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         305,492        794,443         45,114        540,749        276,855
    Cost of investments sold                                    510,333        914,414         50,507        600,892        317,398
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (204,841)      (119,971)        (5,393)       (60,143)       (40,543)
Distributions from capital gains                                     --             --             --         69,604         86,201
Net change in unrealized appreciation or
  depreciation of investments                                (4,210,201)   (11,893,766)   (11,741,930)    (1,029,825)    (1,365,969)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (4,415,042)   (12,013,737)   (11,747,323)    (1,020,364)    (1,320,311)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (4,623,469)  $(12,609,342)  $(12,210,844)  $   (931,818)  $ (1,190,541)
===================================================================================================================================

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF OPERATIONS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                      1WI            2WI            1SG            2SG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                          $      3,016   $      4,408   $         --   $         --
Variable account expenses                                                       13,558         16,605         31,096         29,762
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                (10,542)       (12,197)       (31,096)       (29,762)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                        210,292        174,954        233,870        168,749
    Cost of investments sold                                                   236,335        204,214        297,308        217,506
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                               (26,043)       (29,260)       (63,438)       (48,757)
Distributions from capital gains                                                    --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                 (351,155)      (576,936)    (1,495,003)    (1,747,517)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                (377,198)      (606,196)    (1,558,441)    (1,796,274)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               $   (387,740)  $   (618,393)  $ (1,589,537)  $ (1,826,036)
===================================================================================================================================


(1) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.


See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   BC1            BC2            BD1            BD2            CR1
OPERATIONS
Investment income (loss) -- net                            $    (56,558)  $      9,995   $  6,185,425   $  6,045,701   $    (74,048)
Net realized gain (loss) on sales of investments             (2,912,273)    (2,338,567)       (31,062)       (20,247)    (2,015,691)
Distributions from capital gains                                     --             --             --             --      1,484,998
Net change in unrealized appreciation or
  depreciation of investments                                (6,338,859)    (5,733,645)     1,152,469      1,390,239     (4,059,077)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (9,307,690)    (8,062,217)     7,306,832      7,415,693     (4,663,818)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,022,324      4,134,132     56,409,658     75,660,940      8,320,523
Net transfers(1)                                             (4,366,366)    (4,042,558)    10,340,498     12,043,348     (2,679,434)
Transfers for policy loans                                           --        (59,728)            --       (221,836)            --
Annuity payments                                                 (8,472)        (9,449)       (57,668)       (54,429)        (8,037)
Contract charges                                                (19,181)       (27,515)       (46,921)       (45,305)        (9,028)
Contract terminations:
    Surrender benefits                                         (852,252)      (936,249)    (3,832,361)    (4,990,255)      (497,104)
    Death benefits                                             (615,570)      (149,370)    (2,001,884)    (1,130,877)      (325,548)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (3,839,517)    (1,090,737)    60,811,322     81,261,586      4,801,372
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              40,747,930     33,763,120    120,835,163     95,910,199     20,374,024
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 27,600,723   $ 24,610,166   $188,953,317   $184,587,478   $ 20,511,578
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       49,897,109     41,082,633    106,759,873     83,968,345     26,778,956
Contract purchase payments                                    2,836,923      5,726,609     49,215,303     65,949,204     13,769,390
Net transfers(1)                                             (6,481,578)    (6,138,546)     9,065,587     10,431,099     (4,351,290)
Transfers for policy loans                                           --        (86,050)            --       (192,197)            --
Contract charges                                                (27,242)       (39,200)       (40,930)       (39,253)       (13,695)
Contract terminations:
    Surrender benefits                                       (1,226,852)    (1,321,036)    (3,847,757)    (4,601,230)      (751,406)
    Death benefits                                             (887,956)      (205,658)    (1,746,973)      (985,974)      (475,695)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             44,110,404     39,018,752    159,405,103    154,529,994     34,956,260
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       CR2            CM1            CM2            DE1            DE2
OPERATIONS
Investment income (loss) -- net                            $    (42,755)  $    562,427   $  1,103,552   $    329,968   $    529,640
Net realized gain (loss) on sales of investments               (910,070)       (10,281)        (5,701)      (365,948)      (199,178)
Distributions from capital gains                              1,518,493             --             --        167,098        176,946
Net change in unrealized appreciation or
  depreciation of investments                                (6,406,494)        10,272          5,691    (12,178,448)   (14,847,317)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (5,840,826)       562,418      1,103,542    (12,047,330)   (14,339,909)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   21,283,378    226,515,881    352,620,135     14,294,648     28,527,376
Net transfers(1)                                             (4,104,074)  (253,897,068)  (322,493,178)    13,351,928     15,281,669
Transfers for policy loans                                      (89,501)            --       (246,678)            --        (77,540)
Annuity payments                                                (16,107)       (22,109)        (6,458)       (12,622)       (27,858)
Contract charges                                                (14,375)       (64,550)       (75,696)       (22,411)       (34,816)
Contract terminations:
    Surrender benefits                                         (595,875)    (9,935,594)   (14,691,158)    (1,052,258)    (1,922,194)
    Death benefits                                              (33,118)    (3,607,854)    (2,651,827)      (967,428)      (612,062)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               16,430,328    (41,011,294)    12,455,140     25,591,857     41,134,575
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              20,243,839    289,729,276    267,060,715     42,180,990     44,814,223
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 30,833,341   $249,280,400   $280,619,397   $ 55,725,517   $ 71,608,889
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       26,326,833    265,455,463    243,869,987     41,299,277     43,328,168
Contract purchase payments                                   33,323,720    207,643,721    321,790,962     15,632,650     30,703,004
Net transfers(1)                                             (6,372,729)  (232,372,552)  (294,304,617)    13,403,888     15,440,636
Transfers for policy loans                                     (137,173)            --       (224,812)            --        (77,455)
Contract charges                                                (22,061)       (59,180)       (69,006)       (25,626)       (39,949)
Contract terminations:
    Surrender benefits                                         (947,264)    (9,122,334)   (13,395,206)    (1,284,475)    (2,238,773)
    Death benefits                                              (47,463)    (3,307,751)    (2,416,788)    (1,067,486)      (673,232)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             52,123,863    228,237,367    255,250,520     67,958,228     86,442,399
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EM1            EM2            ES1            ES2            EI1
OPERATIONS
Investment income (loss) -- net                            $    (18,044)  $    (17,726)  $    (48,361)  $    (54,808)  $  6,390,145
Net realized gain (loss) on sales of investments                (16,005)       (15,954)       (17,427)       (15,090)    (1,121,994)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (166,342)      (252,312)      (585,605)      (924,791)   (12,316,535)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (200,391)      (285,992)      (651,393)      (994,689)    (7,048,384)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      796,792      1,180,002      5,077,279      6,994,948     24,104,647
Net transfers(1)                                                981,357      1,122,588      3,937,963      5,797,628     10,170,341
Transfers for policy loans                                           --            188             --        (18,476)            --
Annuity payments                                                     --             --             --             --        (21,189)
Contract charges                                                 (1,309)        (1,057)        (2,471)        (3,766)       (28,013)
Contract terminations:
    Surrender benefits                                          (30,013)       (64,471)      (248,163)      (247,633)    (2,117,180)
    Death benefits                                              (36,356)       (26,082)       (28,026)       (46,062)    (1,327,559)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,710,471      2,211,168      8,736,582     12,476,639     30,781,047
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,108,401      1,291,032      2,224,431      2,476,561     84,016,748
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,618,481   $  3,216,208   $ 10,309,620   $ 13,958,511   $107,749,411
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,541,506      1,789,442      2,238,352      2,488,770     88,813,366
Contract purchase payments                                    1,112,376      1,605,963      5,833,099      7,855,947     27,188,267
Net transfers(1)                                              1,326,174      1,484,355      4,391,380      6,411,487     10,992,877
Transfers for policy loans                                           --            280             --        (20,716)            --
Contract charges                                                 (1,885)        (1,495)        (2,932)        (4,435)       (32,023)
Contract terminations:
    Surrender benefits                                          (40,992)       (90,669)      (285,841)      (284,523)    (2,684,012)
    Death benefits                                              (49,316)       (38,293)       (29,505)       (58,915)    (1,494,115)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,887,863      4,749,583     12,144,553     16,387,615    122,784,360
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EI2            FI1            FI2            GB1            GB2
OPERATIONS
Investment income (loss) -- net                            $  4,818,898   $  1,753,144   $  2,045,237   $  1,188,372   $  1,009,035
Net realized gain (loss) on sales of investments               (493,826)       191,251         64,371         73,687         32,345
Distributions from capital gains                                     --        627,626        664,882             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (9,179,710)     1,738,654      1,933,332      3,149,519      2,629,912
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (4,854,638)     4,310,675      4,707,822      4,411,578      3,671,292
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   28,574,235     51,945,608     81,760,298      8,669,594      9,630,015
Net transfers(1)                                              6,507,106     21,749,305      9,445,978      6,523,271      7,259,586
Transfers for policy loans                                      (46,974)            --       (104,587)            --        (15,999)
Annuity payments                                                (23,113)       (22,639)       (32,445)          (132)        (1,096)
Contract charges                                                (18,012)       (25,067)       (23,772)        (9,172)        (5,478)
Contract terminations:
    Surrender benefits                                       (2,095,832)    (3,172,722)    (3,057,259)      (845,127)      (733,370)
    Death benefits                                             (588,889)    (1,205,831)      (676,298)      (516,936)      (236,437)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               32,308,521     69,268,654     87,311,915     13,821,498     15,897,221
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              55,485,783     64,826,399     57,952,085     24,619,415     17,099,335
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 82,939,666   $138,405,728   $149,971,822   $ 42,852,491   $ 36,667,848
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       58,348,189     56,965,798     50,509,732     23,970,170     16,572,087
Contract purchase payments                                   31,849,578     44,235,559     69,887,068      8,001,948      8,880,448
Net transfers(1)                                              6,946,593     18,788,681      7,839,941      5,933,028      6,603,439
Transfers for policy loans                                      (53,593)            --        (89,693)            --        (14,807)
Contract charges                                                (20,416)       (21,424)       (20,195)        (8,416)        (4,987)
Contract terminations:
    Surrender benefits                                       (2,551,983)    (2,784,436)    (2,688,557)      (791,445)      (685,434)
    Death benefits                                             (673,223)    (1,036,829)      (571,993)      (478,893)      (217,939)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             93,845,145    116,147,349    124,866,303     36,626,392     31,132,807
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       GR1            GR2            IE1            IE2            MF1
OPERATIONS
Investment income (loss) -- net                            $   (586,028)  $   (480,779)  $       (431)  $     26,315   $    786,511
Net realized gain (loss) on sales of investments            (11,399,244)    (5,166,821)    (4,534,478)    (3,982,568)    (2,177,581)
Distributions from capital gains                                     --             --         24,316         20,548      4,109,822
Net change in unrealized appreciation or
  depreciation of investments                               (10,217,973)   (17,529,137)     2,327,173      1,720,801     (9,529,068)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (22,203,245)   (23,176,737)    (2,183,420)    (2,214,904)    (6,810,316)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    6,610,895     12,949,971      2,940,285      5,059,823     15,747,009
Net transfers(1)                                             (9,881,536)    (6,891,728)    (2,498,751)    (2,209,704)    (4,313,328)
Transfers for policy loans                                           --        (66,143)            --        (20,866)            --
Annuity payments                                                 (9,774)       (10,942)        (5,437)        (4,198)       (31,121)
Contract charges                                                (48,574)       (87,358)        (6,190)        (8,327)       (20,636)
Contract terminations:
    Surrender benefits                                       (1,839,761)    (1,769,289)      (243,402)      (280,459)    (1,155,121)
    Death benefits                                             (795,604)      (234,569)       (85,017)       (12,622)    (1,095,898)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (5,964,354)     3,889,942        101,488      2,523,647      9,130,905
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              84,435,341     83,919,855     12,550,536     10,653,200     49,925,169
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 56,267,742   $ 64,633,060   $ 10,468,604   $ 10,961,943   $ 52,245,758
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      130,763,635    129,185,546     18,664,324     15,821,074     53,096,445
Contract purchase payments                                   12,358,946     24,140,748      5,261,904      8,291,256     19,510,292
Net transfers(1)                                            (18,987,870)   (13,595,191)    (4,139,440)    (3,504,710)    (5,208,250)
Transfers for policy loans                                           --       (121,311)            --        (36,566)            --
Contract charges                                                (91,661)      (165,754)       (10,240)       (13,773)       (24,371)
Contract terminations:
    Surrender benefits                                       (3,557,045)    (3,336,134)      (448,787)      (525,497)    (1,431,683)
    Death benefits                                           (1,499,837)      (414,727)      (138,540)       (19,830)    (1,329,104)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            118,986,168    135,693,177     19,189,221     20,011,954     64,613,329
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       MF2            ND1            ND2            IV1            IV2
OPERATIONS
Investment income (loss) -- net                            $    850,012   $ (1,095,430)  $   (573,342)  $     14,690   $     87,780
Net realized gain (loss) on sales of investments               (824,018)    (7,878,723)    (2,919,259)      (669,250)      (754,550)
Distributions from capital gains                              3,229,895        249,762        229,075             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (9,041,112)   (57,715,115)   (62,280,465)    (8,957,858)    (8,268,536)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (5,785,223)   (66,439,506)   (65,543,991)    (9,612,418)    (8,935,306)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   29,272,168     43,058,058     77,762,083      9,951,423     14,733,959
Net transfers(1)                                             (5,450,002)      (152,920)     9,431,324      8,444,429      6,093,063
Transfers for policy loans                                      (81,485)            --       (370,728)            --        (45,123)
Annuity payments                                                (37,898)      (136,428)       (72,907)       (13,083)        (6,961)
Contract charges                                                (28,866)      (155,172)      (299,746)       (16,686)       (24,245)
Contract terminations:
    Surrender benefits                                       (1,278,760)    (6,603,268)    (7,304,716)    (1,023,927)      (620,019)
    Death benefits                                             (154,146)    (3,383,835)    (1,565,414)      (337,450)      (114,352)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               22,241,011     32,626,435     77,579,896     17,004,706     20,016,322
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              35,997,068    272,881,507    246,108,391     32,012,342     28,328,739
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 52,452,856   $239,068,436   $258,144,296   $ 39,404,630   $ 39,409,755
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       37,760,282    307,319,932    276,053,946     40,574,978     35,957,387
Contract purchase payments                                   34,836,176     56,760,406    100,818,617     14,707,250     21,767,822
Net transfers(1)                                             (6,477,797)    (2,392,297)     9,369,722     11,892,826      8,424,925
Transfers for policy loans                                     (101,556)            --       (475,357)            --        (60,886)
Contract charges                                                (33,952)      (202,531)      (389,148)       (25,356)       (37,229)
Contract terminations:
    Surrender benefits                                       (1,527,227)    (9,227,585)    (9,620,229)    (1,632,150)    (1,116,797)
    Death benefits                                             (182,946)    (4,416,510)    (2,042,277)      (506,841)      (164,278)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             64,272,980    347,841,415    373,715,274     65,010,707     64,770,944
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SC1            SC2            SA1            SA2            1CA
OPERATIONS
Investment income (loss) -- net                            $   (250,290)  $   (191,218)  $   (363,565)  $   (280,565)  $   (374,953)
Net realized gain (loss) on sales of investments               (258,710)      (221,368)   (15,379,249)    (6,429,387)    (5,116,055)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (4,777,707)    (4,712,134)      (687,288)    (8,853,948)    (6,404,046)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (5,286,707)    (5,124,720)   (16,430,102)  $(15,563,900)   (11,895,054)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,111,489      6,345,570      4,006,638      9,244,590      1,435,150
Net transfers(1)                                              1,850,368      1,130,495     (9,046,635)    (7,727,360)    (4,507,819)
Transfers for policy loans                                           --        (23,188)            --        (21,172)            --
Annuity payments                                                 (2,422)        (1,316)       (11,563)        (6,943)       (21,270)
Contract charges                                                (15,189)       (18,156)       (29,138)       (47,734)       (25,472)
Contract terminations:
    Surrender benefits                                         (555,102)      (754,461)    (1,004,843)    (1,107,826)    (1,099,428)
    Death benefits                                             (362,392)      (195,255)      (414,666)      (165,130)      (272,082)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,026,752      6,483,689     (6,500,207)       168,425     (4,490,921)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              26,157,483     24,593,724     53,044,804     47,764,584     48,599,509
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 25,897,528   $ 25,952,693   $ 30,114,495   $ 32,369,109   $ 32,213,534
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       24,346,498     22,792,239     65,574,383     58,747,770     55,044,029
Contract purchase payments                                    4,234,064      6,442,684      6,505,504     14,721,858      1,848,875
Net transfers(1)                                              1,735,676        994,879    (14,563,246)   (12,439,413)    (6,309,953)
Transfers for policy loans                                           --        (24,316)            --        (33,649)            --
Contract charges                                                (15,901)       (18,946)       (44,718)       (73,996)       (33,556)
Contract terminations:
    Surrender benefits                                         (581,296)      (788,471)    (1,642,108)    (1,709,177)    (1,483,425)
    Death benefits                                             (377,960)      (195,985)      (647,024)      (254,906)      (361,582)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             29,341,081     29,202,084     55,182,791     58,958,487     48,704,388
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       2CA            1CD            2CD            1IF            2IF
OPERATIONS
Investment income (loss) -- net                            $   (276,306)  $   (261,618)  $   (193,123)  $    (35,983)  $      5,218
Net realized gain (loss) on sales of investments             (3,470,870)      (921,993)      (779,702)    (1,852,285)      (973,438)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (7,302,588)    (5,665,562)    (5,460,175)    (3,839,000)    (3,680,132)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (11,049,764)    (6,849,173)    (6,433,000)    (5,727,268)    (4,648,352)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,248,521        662,993      1,430,976        794,288      1,462,114
Net transfers(1)                                             (3,855,510)    (2,166,901)    (2,136,541)      (210,201)       281,821
Transfers for policy loans                                      (36,068)            --        (23,955)            --        (22,063)
Annuity payments                                                 (1,768)          (730)        (2,408)        (1,529)        (3,040)
Contract charges                                                (35,065)       (14,144)       (17,884)       (10,763)       (13,280)
Contract terminations:
    Surrender benefits                                         (817,551)      (853,096)      (683,905)      (673,278)      (423,128)
    Death benefits                                             (163,450)      (235,564)       (89,157)      (217,419)      (181,665)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,660,891)    (2,607,442)    (1,522,874)      (318,902)     1,100,759
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              43,948,211     31,796,487     29,214,698     26,705,659     21,368,405
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 31,237,556   $ 22,339,872   $ 21,258,824   $ 20,659,489   $ 17,820,812
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       49,574,479     25,531,321     23,323,646     32,127,131     25,459,465
Contract purchase payments                                    4,232,910        580,488      1,262,685      1,065,477      1,949,377
Net transfers(1)                                             (5,486,671)    (2,111,765)    (2,138,168)      (416,872)       324,566
Transfers for policy loans                                      (41,617)            --        (21,694)            --        (28,512)
Contract charges                                                (46,334)       (12,690)       (16,164)       (14,590)       (17,966)
Contract terminations:
    Surrender benefits                                       (1,100,461)      (769,504)      (593,794)      (940,006)      (583,081)
    Death benefits                                             (199,908)      (202,449)       (71,943)      (308,990)      (226,021)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             46,932,398     23,015,401     21,744,568     31,512,150     26,877,828
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       1VA            2VA            1SR            2SR            1EG
OPERATIONS
Investment income (loss) -- net                            $    (61,806)  $     36,025   $    162,092   $    174,613   $   (185,593)
Net realized gain (loss) on sales of investments               (202,850)      (173,419)       (92,885)       (76,939)    (2,432,806)
Distributions from capital gains                              2,864,590      2,458,442             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               (10,706,423)    (9,167,229)      (957,880)      (853,336)    (4,833,846)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (8,106,489)    (6,846,181)      (888,673)      (755,662)    (7,452,245)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,799,370      3,141,005      2,277,965      2,820,762        531,015
Net transfers(1)                                              9,842,604      8,155,112        997,129      1,554,841     (3,505,332)
Transfers for policy loans                                           --        (61,402)            --         (5,923)            --
Annuity payments                                                (14,899)       (11,441)            --           (171)        (2,684)
Contract charges                                                (23,516)       (28,464)        (3,091)        (7,167)       (12,102)
Contract terminations:
    Surrender benefits                                       (1,528,097)    (1,179,137)      (148,474)      (149,009)      (544,110)
    Death benefits                                             (692,733)      (500,592)       (51,565)       (27,160)      (151,394)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                9,382,729      9,515,081      3,071,964      4,186,173     (3,684,607)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              50,146,100     42,781,569      5,403,539      3,996,635     26,257,930
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 51,422,340   $ 45,450,469   $  7,586,830   $  7,427,146   $ 15,121,078
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       41,459,867     35,247,543      6,090,449      4,489,864     24,696,701
Contract purchase payments                                    1,573,766      2,789,500      2,814,172      3,443,325        604,152
Net transfers(1)                                              8,184,646      6,733,562      1,178,536      1,873,509     (4,169,892)
Transfers for policy loans                                           --        (54,950)            --         (6,433)            --
Contract charges                                                (21,081)       (25,233)        (3,849)        (8,865)       (13,748)
Contract terminations:
    Surrender benefits                                       (1,405,078)    (1,052,208)      (181,124)      (239,568)      (632,129)
    Death benefits                                             (630,641)      (416,510)       (66,118)       (31,839)      (181,604)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             49,161,479     43,221,704      9,832,066      9,519,993     20,303,480
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       2EG            1GI            2GI            1MP            2MP
OPERATIONS
Investment income (loss) -- net                            $   (123,961)  $    337,567   $    447,205   $    (99,387)  $     82,644
Net realized gain (loss) on sales of investments             (1,459,342)    (2,894,945)    (1,878,680)      (126,617)      (227,383)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (4,624,800)   (16,829,904)   (15,818,621)   (11,689,179)   (10,662,040)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (6,208,103)   (19,387,282)   (17,250,096)   (11,915,183)   (10,806,779)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,375,480      3,131,340      6,056,918      3,094,342      6,957,993
Net transfers(1)                                             (2,847,253)      (436,909)       813,643      2,758,357      2,454,053
Transfers for policy loans                                      (18,033)            --        (88,756)            --       (114,544)
Annuity payments                                                 (1,866)       (17,099)        (4,233)       (13,253)       (11,939)
Contract charges                                                (15,465)       (50,371)       (62,638)       (55,439)       (79,035)
Contract terminations:
    Surrender benefits                                         (376,709)    (2,582,206)    (2,285,229)    (2,966,342)    (2,379,809)
    Death benefits                                              (77,317)    (1,382,557)      (203,777)      (831,161)      (492,494)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,961,163)    (1,337,802)     4,225,928      1,986,504      6,334,225
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              21,527,548    107,966,481     93,831,915    105,787,927     94,014,379
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 13,358,282   $ 87,241,397   $ 80,807,747   $ 95,859,248   $ 89,541,825
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       20,157,745    119,735,641    103,718,607     67,131,837     59,392,864
Contract purchase payments                                    1,568,721      3,853,337      7,480,035      2,053,792      4,632,762
Net transfers(1)                                             (3,341,902)    (1,247,443)       144,573      1,616,501      1,283,529
Transfers for policy loans                                      (21,417)            --       (110,933)            --        (75,646)
Contract charges                                                (17,651)       (62,985)       (78,177)       (37,055)       (52,863)
Contract terminations:
    Surrender benefits                                         (442,354)    (3,297,015)    (2,880,236)    (1,998,340)    (1,604,556)
    Death benefits                                              (81,678)    (1,758,677)      (246,865)      (564,098)      (308,433)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             17,821,464    117,222,858    108,027,004     68,202,637     63,267,657
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       1OS            2OS            1RE            2RE            1SI
OPERATIONS
Investment income (loss) -- net                            $    (56,149)  $     (9,498)  $    709,614   $  1,037,266   $   (119,469)
Net realized gain (loss) on sales of investments             (1,412,094)    (1,486,206)         1,982           (619)           161
Distributions from capital gains                                     --             --             --             --        525,770
Net change in unrealized appreciation or
  depreciation of investments                                (4,046,917)    (3,273,672)    (1,334,802)    (2,049,365)    (3,037,959)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (5,515,160)    (4,769,376)      (623,206)    (1,012,718)    (2,631,497)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      943,062      1,527,579     18,431,897     30,039,447     10,037,443
Net transfers(1)                                                196,850       (120,588)    17,779,240     20,520,794      8,828,278
Transfers for policy loans                                           --        (18,187)            --        (60,082)            --
Annuity payments                                                 (3,194)        (7,021)        (7,920)       (16,017)        (2,162)
Contract charges                                                (11,198)       (14,509)       (17,422)       (19,879)        (8,688)
Contract terminations:
    Surrender benefits                                         (483,155)      (369,638)    (1,310,057)    (1,459,045)      (476,219)
    Death benefits                                             (250,810)       (59,879)      (479,363)      (210,302)      (187,804)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  391,555        937,757     34,396,375     48,794,916     18,190,848
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              25,154,450     21,590,846     26,463,745     32,992,245     12,869,436
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 20,030,845   $ 17,759,227   $ 60,236,914   $ 80,774,443   $ 28,428,787
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       32,758,196     27,849,994     19,803,454     24,476,850      9,583,606
Contract purchase payments                                    1,327,347      2,168,768     13,449,716     21,491,940      7,837,429
Net transfers(1)                                                 80,855       (370,630)    12,686,885     14,661,797      6,653,181
Transfers for policy loans                                           --        (25,828)            --        (42,735)            --
Contract charges                                                (16,125)       (20,905)       (12,767)       (14,453)        (6,884)
Contract terminations:
    Surrender benefits                                         (716,666)      (531,356)      (990,253)    (1,104,613)      (371,207)
    Death benefits                                             (370,507)       (78,788)      (345,834)      (151,466)      (143,274)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             33,063,100     28,991,255     44,591,201     59,317,320     23,552,851
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     2SI           1TF(2)         2TF(2)          1SE            2SE
OPERATIONS
Investment income (loss) -- net                            $    (96,122)  $     76,950   $     73,618   $   (143,821)  $    (78,274)
Net realized gain (loss) on sales of investments                 (1,399)      (101,711)       (92,425)      (182,595)      (111,277)
Distributions from capital gains                                672,078             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (4,282,792)    (1,936,688)    (1,669,548)    (3,234,026)    (2,559,452)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (3,708,235)    (1,961,449)    (1,688,355)    (3,560,442)    (2,749,003)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   15,962,169        180,284        263,524        648,004      1,053,989
Net transfers(1)                                             10,052,041     10,063,880      8,613,518       (790,673)      (358,870)
Transfers for policy loans                                      (51,308)            --         (1,933)            --        (26,844)
Annuity payments                                                 (2,518)            --           (263)        (1,300)            --
Contract charges                                                (12,233)        (2,004)        (3,023)        (9,344)       (11,499)
Contract terminations:
    Surrender benefits                                         (610,575)      (189,554)      (139,093)      (808,343)      (381,895)
    Death benefits                                              (55,590)       (65,490)            --       (187,351)       (11,488)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               25,281,986      9,987,116      8,732,730     (1,149,007)       263,393
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              14,607,898             --             --     22,428,493     16,792,552
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 36,181,649   $  8,025,667   $  7,044,375   $ 17,719,044   $ 14,306,942
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       10,800,259             --             --     18,973,755     14,152,524
Contract purchase payments                                   12,066,957        196,103        289,969        579,157        944,397
Net transfers(1)                                              7,473,331      9,650,782      8,257,673       (847,291)      (430,954)
Transfers for policy loans                                      (40,999)            --         (2,261)            --        (22,231)
Contract charges                                                 (9,622)        (2,228)        (3,345)        (8,402)       (10,378)
Contract terminations:
    Surrender benefits                                         (502,154)      (206,471)      (155,894)      (726,114)      (338,331)
    Death benefits                                              (45,189)       (68,219)            --       (178,906)       (10,429)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             29,742,583      9,569,967      8,386,142     17,792,199     14,284,598
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       1UE            2UE            1MC            2MC            1GT
OPERATIONS
Investment income (loss) -- net                            $   (197,745)  $    (63,009)  $    179,498   $    363,858   $    (98,594)
Net realized gain (loss) on sales of investments             (1,876,119)      (963,955)         1,096         (1,891)    (3,025,201)
Distributions from capital gains                                     --             --        191,001        226,426             --
Net change in unrealized appreciation or
  depreciation of investments                               (12,710,694)   (12,166,443)    (4,290,020)    (5,353,378)    (2,949,362)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (14,784,558)   (13,193,407)    (3,918,425)    (4,764,985)    (6,073,157)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    7,150,831     10,890,917     15,937,064     25,706,114      1,175,260
Net transfers(1)                                             (1,161,061)      (426,261)    17,645,576     20,885,550     (1,350,857)
Transfers for policy loans                                           --        (67,008)            --        (35,100)            --
Annuity payments                                                (16,261)        (7,182)       (14,898)        (3,811)        (1,778)
Contract charges                                                (26,694)       (32,335)       (22,114)       (30,266)        (8,219)
Contract terminations:
    Surrender benefits                                       (1,430,830)    (1,058,454)    (1,528,386)    (1,420,380)      (263,473)
    Death benefits                                             (740,275)      (132,712)      (446,497)      (128,596)       (92,013)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,775,710      9,166,965     31,570,745     44,973,511       (541,080)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              61,360,603     52,274,999     33,835,944     32,636,756     14,436,141
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 50,351,755   $ 48,248,557   $ 61,488,264   $ 72,845,282   $  7,821,904
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       71,184,706     60,342,746     24,711,163     23,748,152     34,050,475
Contract purchase payments                                    9,599,116     14,587,614     11,743,803     18,629,848      3,557,520
Net transfers(1)                                             (2,260,621)    (1,295,472)    12,652,556     14,927,262     (4,918,561)
Transfers for policy loans                                           --        (86,770)            --        (24,652)            --
Contract charges                                                (36,136)       (44,138)       (16,502)       (22,467)       (27,942)
Contract terminations:
    Surrender benefits                                       (1,999,970)    (1,515,015)    (1,221,085)    (1,083,441)    (1,026,145)
    Death benefits                                             (998,360)      (169,123)      (331,261)       (95,367)      (281,678)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             75,488,735     71,819,842     47,538,674     56,079,335     31,353,669
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       2GT            1IG            2IG            1AG            2AG
OPERATIONS
Investment income (loss) -- net                            $    (84,737)  $    (99,725)  $    (18,112)  $   (152,088)  $   (137,192)
Net realized gain (loss) on sales of investments             (1,801,244)    (1,179,439)      (505,541)    (4,837,960)    (4,881,553)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (4,576,884)   (10,240,285)   (11,019,525)    (1,049,331)    (1,688,852)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (6,462,865)   (11,519,449)   (11,543,178)    (6,039,379)    (6,707,597)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,808,789      5,968,392     10,323,865        855,244      2,595,949
Net transfers(1)                                             (1,497,591)       798,431      1,912,320     (2,988,637)    (2,570,665)
Transfers for policy loans                                      (17,518)            --        (52,039)            --        (39,914)
Annuity payments                                                   (163)        (8,166)        (5,450)          (534)          (110)
Contract charges                                                (16,993)       (20,387)       (30,442)       (13,305)       (28,446)
Contract terminations:
    Surrender benefits                                         (260,800)      (743,999)      (713,543)      (460,491)      (493,236)
    Death benefits                                              (59,295)      (344,185)      (345,633)      (162,747)       (84,696)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  956,429      5,650,086     11,089,078     (2,770,470)      (621,118)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              14,783,844     38,964,943     36,904,470     21,660,325     23,116,070
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  9,277,408   $ 33,095,580   $ 36,450,370   $ 12,850,476   $ 15,787,355
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       34,766,823     64,147,250     60,527,027     51,499,504     54,804,774
Contract purchase payments                                    8,657,280     11,320,860     19,699,535      2,487,830      7,532,843
Net transfers(1)                                             (5,082,265)       841,163      3,145,575     (9,174,152)    (8,007,272)
Transfers for policy loans                                      (63,884)            --        (98,489)            --       (116,495)
Contract charges                                                (58,520)       (41,009)       (61,668)       (40,604)       (87,473)
Contract terminations:
    Surrender benefits                                         (849,431)    (1,484,235)    (1,378,050)    (1,419,555)    (1,461,516)
    Death benefits                                             (170,481)      (672,684)      (644,759)      (469,771)      (236,548)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             37,199,522     74,111,345     81,189,171     42,883,252     52,428,313
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       1IP            2IP            1MG            2MG            1MD
OPERATIONS
Investment income (loss) -- net                            $   (139,900)  $   (100,626)  $   (303,815)  $   (256,634)  $   (312,231)
Net realized gain (loss) on sales of investments               (260,970)       (52,369)    (1,108,330)      (793,817)      (451,597)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,621,411)    (1,811,344)    (9,711,494)   (10,765,671)   (12,676,865)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (2,022,281)    (1,964,339)   (11,123,639)   (11,816,122)   (13,440,693)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,667,889      6,418,148      6,229,638     10,417,521      8,784,803
Net transfers(1)                                              3,071,393      3,342,871      1,805,651      2,272,851      4,934,262
Transfers for policy loans                                           --         (8,668)            --        (32,639)            --
Annuity payments                                                 (9,929)        (8,020)       (11,737)        (8,418)        (1,677)
Contract charges                                                 (6,612)        (8,330)       (16,154)       (24,920)       (16,420)
Contract terminations:
    Surrender benefits                                         (294,712)      (283,564)      (817,902)      (657,839)      (706,502)
    Death benefits                                             (155,011)       (29,409)      (218,845)      (316,519)      (222,963)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                6,273,018      9,423,028      6,970,651     11,650,037     12,771,503
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              14,291,834     11,604,651     34,386,783     34,000,110     33,044,416
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 18,542,571   $ 19,063,340   $ 30,233,795   $ 33,834,025   $ 32,375,226
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       19,727,365     15,860,418     51,051,303     50,211,519     36,822,197
Contract purchase payments                                    5,452,579      9,327,334     11,062,365     18,279,637     11,870,022
Net transfers(1)                                              4,492,775      4,850,797      2,495,971      3,012,293      6,033,466
Transfers for policy loans                                           --        (13,405)            --        (56,899)            --
Contract charges                                                 (9,961)       (12,425)       (29,908)       (45,941)       (24,051)
Contract terminations:
    Surrender benefits                                         (577,996)      (437,013)    (1,535,284)    (1,288,280)    (1,000,783)
    Death benefits                                             (231,400)       (43,779)      (381,887)      (535,914)      (317,532)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             28,853,362     29,531,927     62,662,560     69,576,415     53,383,319
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       2MD            1IN            2IN            1VS            2VS
OPERATIONS
Investment income (loss) -- net                            $   (252,889)  $   (129,050)  $     35,518)  $   (536,834)  $   (385,531)
Net realized gain (loss) on sales of investments               (146,680)   (10,384,615)    (5,215,862)   (12,292,996)    (5,661,623)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               (13,130,549)     2,691,068     (1,922,606)    (9,589,578)   (14,121,442)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (13,530,118)    (7,822,597)    (7,173,986)   (22,419,408)   (20,168,596)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   13,116,806      2,087,758      4,681,948      4,004,590      8,492,606
Net transfers(1)                                              6,737,157     (9,208,716)    (7,097,325)   (10,765,284)    (8,197,615)
Transfers for policy loans                                      (40,577)            --        (47,739)            --        (92,203)
Annuity payments                                                 (2,833)        (1,291)        (4,474)       (22,310)        (4,672)
Contract charges                                                (24,506)       (37,872)       (53,022)       (42,622)       (64,203)
Contract terminations:
    Surrender benefits                                         (552,847)    (1,558,108)    (1,105,083)    (1,547,977)    (1,210,509)
    Death benefits                                             (217,950)      (496,938)      (202,149)      (482,379)      (264,142)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               19,015,250     (9,215,167)    (3,827,844)    (8,855,982)    (1,340,738)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              30,681,980     58,577,640     51,535,271     74,483,171     63,852,496
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 36,167,112   $ 41,539,876   $ 40,533,441   $ 43,207,781   $ 42,343,162
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       34,072,333     90,195,890     78,900,884     87,722,365     74,818,967
Contract purchase payments                                   17,942,518      3,433,310      7,671,695      5,697,185     12,021,340
Net transfers(1)                                              8,458,842    (15,341,961)   (11,819,305)   (16,396,966)   (12,432,366)
Transfers for policy loans                                      (54,694)            --        (79,995)            --       (125,199)
Contract charges                                                (35,874)       (62,381)       (87,444)       (61,956)       (93,898)
Contract terminations:
    Surrender benefits                                         (829,539)    (2,606,071)    (1,864,830)    (2,339,054)    (1,789,265)
    Death benefits                                             (281,115)      (849,574)      (326,203)      (691,817)      (366,986)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             59,272,471     74,769,213     72,394,802     73,929,757     72,032,593
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       1MI            2MI            1SV            2SV            1IT
OPERATIONS
Investment income (loss) -- net                            $   (415,394)  $   (301,487)  $   (421,308)  $   (273,498)  $   (271,063)
Net realized gain (loss) on sales of investments                862,616        192,815        (63,891)        (8,221)      (753,804)
Distributions from capital gains                              1,241,332      1,182,876        948,474        834,708             --
Net change in unrealized appreciation or
  depreciation of investments                                (8,596,433)    (7,553,819)    (7,788,467)    (6,901,806)    (3,628,072)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (6,907,879)    (6,479,615)    (7,325,192)    (6,348,817)    (4,652,939)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,567,639      2,469,880      2,395,043      3,247,177      6,321,855
Net transfers(1)                                              6,630,215      9,005,831      5,431,425      6,092,199      4,285,898
Transfers for policy loans                                           --        (16,903)            --        (45,663)            --
Annuity payments                                                 (4,562)        (2,125)        (3,999)       (15,085)        (4,475)
Contract charges                                                (17,570)       (22,510)       (24,268)       (29,571)       (14,377)
Contract terminations:
    Surrender benefits                                       (1,295,306)    (1,234,669)    (1,289,371)    (1,284,982)      (739,923)
    Death benefits                                             (339,803)       (92,249)      (517,066)      (417,582)      (310,882)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                6,540,613     10,107,255      5,991,764      7,546,493      9,538,096
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              41,016,510     35,033,177     53,964,613     46,234,801     25,663,389
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 40,649,244   $ 38,660,817   $ 52,631,185   $ 47,432,477   $ 30,548,546
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       23,583,246     20,055,994     31,847,840     27,040,430     30,296,994
Contract purchase payments                                      917,440      1,473,585      1,459,568      2,024,162      8,081,187
Net transfers(1)                                              3,597,725      4,884,768      2,967,735      3,354,424      5,288,582
Transfers for policy loans                                           --        (10,049)            --        (28,537)            --
Contract charges                                                (10,555)       (13,491)       (15,059)       (18,282)       (18,094)
Contract terminations:
    Surrender benefits                                         (812,943)      (742,007)      (827,206)      (794,374)      (953,926)
    Death benefits                                             (212,157)       (55,689)      (323,341)      (242,687)      (385,906)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             27,062,756     25,593,111     35,109,537     31,335,136     42,308,837
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       2IT            1SP            2SP            1AA            2AA
OPERATIONS
Investment income (loss) -- net                            $   (208,427)  $   (595,605)  $   (463,521)  $     88,546   $    129,770
Net realized gain (loss) on sales of investments               (204,841)      (119,971)        (5,393)       (60,143)       (40,543)
Distributions from capital gains                                     --             --             --         69,604         86,201
Net change in unrealized appreciation or
  depreciation of investments                                (4,210,201)   (11,893,766)   (11,741,930)    (1,029,825)    (1,365,969)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (4,623,469)   (12,609,342)   (12,210,844)      (931,818)    (1,190,541)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    9,327,354     18,130,356     26,715,272      4,507,289      6,397,061
Net transfers(1)                                              3,973,057     12,140,991     14,825,155      3,345,301      3,745,797
Transfers for policy loans                                      (35,902)            --        (75,788)            --         (5,756)
Annuity payments                                                 (2,303)       (12,497)        (3,204)          (788)          (248)
Contract charges                                                (20,280)       (30,181)       (38,893)        (2,746)        (4,004)
Contract terminations:
    Surrender benefits                                         (543,855)    (1,477,203)    (1,229,699)      (112,259)      (163,838)
    Death benefits                                              (84,527)      (432,409)      (310,011)       (16,863)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               12,613,544     28,319,057     39,882,832      7,719,934      9,969,012
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              23,627,517     53,762,660     47,363,850      3,120,142      3,682,381
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 31,617,592   $ 69,472,375   $ 75,035,838   $  9,908,258   $ 12,460,852
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       27,817,713     46,456,080     40,791,482      3,223,573      3,799,139
Contract purchase payments                                   11,583,078     17,344,297     25,474,549      5,098,853      7,120,413
Net transfers(1)                                              5,032,907     11,022,673     13,657,813      3,701,708      4,148,615
Transfers for policy loans                                      (44,915)            --        (74,886)            --         (6,388)
Contract charges                                                (25,558)       (29,565)       (38,015)        (3,214)        (4,680)
Contract terminations:
    Surrender benefits                                         (701,350)    (1,512,468)    (1,212,634)      (142,732)      (193,290)
    Death benefits                                             (107,873)      (428,044)      (287,226)       (19,033)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             43,554,002     72,852,973     78,311,083     11,859,155     14,863,809
===================================================================================================================================


See accompanying notes to financial statements.


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                       1WI           2WI            1SG            2SG
OPERATIONS
Investment income (loss) -- net                                           $    (10,542)  $    (12,197)  $    (31,096)  $    (29,762)
Net realized gain (loss) on sales of investments                               (26,043)       (29,260)       (63,438)       (48,757)
Distributions from capital gains                                                    --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                 (351,155)      (576,936)    (1,495,003)    (1,747,517)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   (387,740)      (618,393)    (1,589,537)    (1,826,036)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                     755,416      1,629,123      2,389,913      3,805,144
Net transfers(1)                                                               640,393      1,180,252      1,614,913      1,946,653
Transfers for policy loans                                                          --         (2,669)            --         (3,846)
Annuity payments                                                                    --             --             --             (6)
Contract charges                                                                  (633)          (845)        (1,617)        (2,168)
Contract terminations:
    Surrender benefits                                                          (6,572)       (23,129)      (100,806)       (72,758)
    Death benefits                                                             (19,619)        (5,071)        (6,086)       (20,193)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               1,368,985      2,777,661      3,896,317      5,652,826
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                927,595      1,080,049      2,095,392      1,939,030
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $  1,908,840   $  3,239,317   $  4,402,172   $  5,765,820
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                       1,030,776      1,199,580      2,229,738      2,060,286
Contract purchase payments                                                     986,332      2,098,893      3,458,438      5,432,455
Net transfers(1)                                                               797,810      1,448,936      2,121,393      2,658,636
Transfers for policy loans                                                          --         (3,707)            --         (6,223)
Contract charges                                                                  (881)        (1,173)        (2,713)        (3,615)
Contract terminations:
    Surrender benefits                                                          (8,391)       (32,251)      (143,010)      (114,585)
    Death benefits                                                             (25,133)        (7,462)        (9,203)       (34,701)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             2,780,513      4,702,816      7,654,643      9,992,253
===================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

(2) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.


See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                   BC1            BC2            BD1            BD2            CR1
OPERATIONS
Investment income (loss) -- net                            $    (82,542)  $       (577)  $  4,472,512   $  3,511,227   $   (130,576)
Net realized gain (loss) on sales of investments               (913,700)      (419,447)        10,608         11,539     (1,013,877)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (7,186,847)    (5,811,752)       125,819         21,829     (3,287,133)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (8,183,089)    (6,231,776)     4,608,939      3,544,595     (4,431,586)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    6,713,990      6,771,370     49,725,069     42,970,829      4,389,778
Net transfers(1)                                              1,293,753      1,958,191     21,962,987     18,805,553        594,595
Transfers for policy loans                                           --        (40,036)            --        (70,196)            --
Annuity payments                                                 (9,583)       (10,278)       (16,215)       (29,070)        (8,738)
Contract charges                                                (17,721)       (23,153)       (14,674)       (11,523)        (8,792)
Contract terminations:
    Surrender benefits                                         (805,610)      (769,340)    (1,194,952)    (1,777,156)      (673,922)
    Death benefits                                             (884,333)      (220,527)      (879,328)      (426,007)      (292,495)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                6,290,496      7,666,227     69,582,887     59,462,430      4,000,426
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              42,640,523     32,328,669     46,643,337     32,903,174     20,805,184
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 40,747,930   $ 33,763,120   $120,835,163   $ 95,910,199   $ 20,374,024
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       43,160,879     32,624,409     43,919,764     30,783,302     22,158,834
Contract purchase payments                                    7,625,134      7,686,234     45,045,501     38,716,653      5,314,026
Net transfers(1)                                              1,058,740      2,014,717     19,675,405     16,518,832        574,720
Transfers for policy loans                                           --        (46,285)            --        (59,966)            --
Contract charges                                                (20,805)       (27,391)       (13,229)       (10,334)       (11,157)
Contract terminations:
    Surrender benefits                                         (929,594)      (904,763)    (1,077,005)    (1,594,166)      (874,065)
    Death benefits                                             (997,245)      (264,288)      (790,563)      (385,976)      (383,402)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             49,897,109     41,082,633    106,759,873     83,968,345     26,778,956
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     CR2            CM1            CM2            DE1            DE2
OPERATIONS
Investment income (loss) -- net                            $    (91,410)  $  6,777,254   $  6,693,209   $     75,573   $    130,806
Net realized gain (loss) on sales of investments             (1,446,808)        (6,224)        (5,115)         6,237        (18,579)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (3,108,462)        (1,569)        (2,181)       318,919        400,925
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (4,646,680)     6,769,461      6,685,913        400,729        513,152
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,776,551    342,222,386    369,657,167     14,054,361     13,752,558
Net transfers(1)                                             (1,587,827)  (263,139,059)  (281,078,216)    14,212,636     19,259,054
Transfers for policy loans                                      (16,136)            --       (646,854)            --        (45,235)
Annuity payments                                                (14,795)        (8,031)       (10,821)        (4,776)       (15,001)
Contract charges                                                (11,664)       (36,516)       (34,717)        (6,393)        (7,748)
Contract terminations:
    Surrender benefits                                         (674,343)    (8,710,090)    (9,225,653)      (479,935)      (909,530)
    Death benefits                                              (79,495)    (3,529,330)      (913,821)      (378,637)       (47,949)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,392,291     66,799,360     77,747,085     27,397,256     31,986,149
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              22,498,228    216,160,455    182,627,717     14,383,005     12,314,922
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 20,243,839   $289,729,276   $267,060,715   $ 42,180,990   $ 44,814,223
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       24,003,237    203,921,835    171,785,378     14,226,644     12,123,600
Contract purchase payments                                    5,867,959    317,770,845    341,825,045     13,856,380     13,564,035
Net transfers(1)                                             (2,553,526)  (244,865,486)  (259,751,737)    14,080,483     18,634,557
Transfers for policy loans                                      (19,854)            --       (603,310)            --        (44,661)
Contract charges                                                (14,838)       (33,798)       (31,998)        (6,381)        (7,724)
Contract terminations:
    Surrender benefits                                         (848,811)    (8,070,470)    (8,515,673)      (485,399)      (894,796)
    Death benefits                                             (107,334)    (3,267,463)      (837,718)      (372,450)       (46,843)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             26,326,833    265,455,463    243,869,987     41,299,277     43,328,168
===================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.


See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       EM1            EM2           ES1(2)         ES2(2)          EI1
OPERATIONS
Investment income (loss) -- net                            $     (7,822)  $     (7,440)  $     (5,336)  $     (4,556)  $  6,782,428
Net realized gain (loss) on sales of investments                (23,970)       (32,388)        (3,305)          (755)      (303,977)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    24,439         30,375        145,238        166,115     (4,672,141)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (7,353)        (9,453)       136,597        160,804      1,806,310
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      340,551        423,682      1,223,750      1,104,678     26,521,344
Net transfers(1)                                                306,917        224,616        865,376      1,222,298      9,620,050
Transfers for policy loans                                           --              6             --         (2,271)            --
Annuity payments                                                     --             --             --             --         (9,476)
Contract charges                                                   (325)          (388)           (51)           (93)       (12,818)
Contract terminations:
    Surrender benefits                                          (38,486)       (15,340)          (821)        (8,855)    (1,051,390)
    Death benefits                                               (3,324)            --           (420)            --       (777,077)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  605,333        632,576      2,087,834      2,315,757     34,290,633
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 510,421        667,909             --             --     47,919,805
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,108,401   $  1,291,032   $  2,224,431   $  2,476,561   $ 84,016,748
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          693,177        905,842             --             --     52,654,863
Contract purchase payments                                      474,542        610,461      1,328,039      1,194,587     28,119,894
Net transfers(1)                                                437,651        296,013        911,692      1,306,648      9,999,258
Transfers for policy loans                                           --              8             --         (2,764)            --
Contract charges                                                   (495)          (585)           (55)           (98)       (13,626)
Contract terminations:
    Surrender benefits                                          (58,645)       (22,297)          (829)        (9,603)    (1,120,170)
    Death benefits                                               (4,724)            --           (495)            --       (826,853)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,541,506      1,789,442      2,238,352      2,488,770     88,813,366
===================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

(2) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.


See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       EI2            FI1            FI2            GB1            GB2
OPERATIONS
Investment income (loss) -- net                            $  4,393,097   $  1,602,320   $  1,386,303   $    515,000   $    374,108
Net realized gain (loss) on sales of investments               (160,883)       115,344        105,834          7,743          8,801
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (3,021,874)       303,044        183,508       (374,661)      (248,055)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,210,340      2,020,708      1,675,645        148,082        134,854
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   17,068,500     41,951,942     45,451,233      6,302,051      3,913,988
Net transfers(1)                                              9,900,374     (3,649,829)    (5,340,773)     4,226,401      4,150,291
Transfers for policy loans                                      (18,715)            --         13,336             --         (7,782)
Annuity payments                                                 (7,176)       (17,845)       (21,104)            --           (223)
Contract charges                                                 (7,504)        (5,991)        (4,504)        (3,360)        (2,027)
Contract terminations:
    Surrender benefits                                       (1,163,675)    (1,083,884)    (1,246,093)      (251,279)      (238,993)
    Death benefits                                             (412,002)    (1,132,180)      (132,028)      (265,966)       (49,779)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               25,359,802     36,062,213     38,720,067     10,007,847      7,765,475
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              28,915,641     26,743,478     17,556,373     14,463,486      9,199,006
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 55,485,783   $ 64,826,399   $ 57,952,085   $ 24,619,415   $ 17,099,335
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       31,722,406     24,654,215     16,257,973     14,136,694      8,967,857
Contract purchase payments                                   18,004,587     37,617,335     40,630,026      6,194,256      3,840,138
Net transfers(1)                                             10,328,772     (3,318,511)    (5,159,591)     4,148,142      4,053,818
Transfers for policy loans                                      (33,737)            --         14,016             --         (6,265)
Contract charges                                                 (7,970)        (5,337)        (4,001)        (3,291)        (1,972)
Contract terminations:
    Surrender benefits                                       (1,230,737)      (970,409)    (1,110,127)      (245,710)      (233,242)
    Death benefits                                             (435,132)    (1,011,495)      (118,564)      (259,921)       (48,247)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             58,348,189     56,965,798     50,509,732     23,970,170     16,572,087
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       GR1            GR2            IE1            IE2            MF1
OPERATIONS
Investment income (loss) -- net                            $   (854,224)  $   (644,742)  $     37,851   $     55,628   $    743,187
Net realized gain (loss) on sales of investments             (2,571,206)    (2,056,467)    (3,129,842)    (1,771,542)      (532,527)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               (33,312,633)   (31,681,624)    (1,774,706)    (2,564,164)    (5,943,562)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (36,738,063)   (34,382,833)    (4,866,697)    (4,280,078)    (5,732,902)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   16,856,244     22,672,049      2,526,895      3,347,153     12,432,772
Net transfers(1)                                              6,551,337      5,300,049        322,065     (1,055,780)     2,859,791
Transfers for policy loans                                           --        (73,853)            --         (2,785)            --
Annuity payments                                                 (8,261)       (13,230)        (5,487)        (1,816)       (32,558)
Contract charges                                                (50,870)       (82,403)        (5,833)        (7,519)       (16,001)
Contract terminations:
    Surrender benefits                                       (1,763,967)    (1,542,695)      (208,700)      (528,184)      (883,015)
    Death benefits                                             (876,449)      (577,553)      (134,254)       (79,529)    (1,023,983)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               20,708,034     25,682,364      2,494,686      1,671,540     13,337,006
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             100,465,370     92,620,324     14,922,547     13,261,738     42,321,065
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 84,435,341   $ 83,919,855   $ 12,550,536   $ 10,653,200   $ 49,925,169
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      106,410,129     97,753,895     15,669,531     13,967,274     39,809,954
Contract purchase payments                                   21,363,294     29,129,404      3,247,058      4,307,312     12,624,783
Net transfers(1)                                              6,683,732      5,493,506        239,461     (1,622,539)     2,672,442
Transfers for policy loans                                           --        (91,133)            --         (4,766)            --
Contract charges                                                (71,973)      (119,314)        (7,867)       (10,211)       (16,866)
Contract terminations:
    Surrender benefits                                       (2,419,809)    (2,109,768)      (289,347)      (707,757)      (933,490)
    Death benefits                                           (1,201,738)      (871,044)      (194,512)      (108,239)    (1,060,378)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            130,763,635    129,185,546     18,664,324     15,821,074     53,096,445
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       MF2            ND1            ND2            IV1            IV2
OPERATIONS
Investment income (loss) -- net                            $    605,079   $ (1,772,223)  $ (1,077,220)  $     (8,959)  $     32,791
Net realized gain (loss) on sales of investments               (613,772)    (1,450,035)      (826,428)      (266,630)      (116,886)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (4,117,880)   (43,582,529)   (36,023,903)    (2,445,276)    (1,793,989)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (4,126,573)   (46,804,787)   (37,927,551)    (2,720,865)    (1,878,084)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   10,904,709     59,630,863     69,607,526     13,255,005     11,375,665
Net transfers(1)                                                436,226     31,815,657     30,242,168      9,098,862     10,347,928
Transfers for policy loans                                      (62,185)            --       (300,355)            --         (8,382)
Annuity payments                                                (28,440)      (106,582)       (64,007)       (12,768)        (4,371)
Contract charges                                                (18,959)      (122,887)      (209,732)        (5,261)        (6,867)
Contract terminations:
    Surrender benefits                                       (1,016,110)    (4,269,471)    (4,656,885)      (298,965)      (302,197)
    Death benefits                                             (251,211)    (3,154,328)    (1,242,509)      (171,996)       (92,554)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                9,964,030     83,793,252     93,376,206     21,864,877     21,309,222
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              30,159,611    235,893,042    190,659,736     12,868,330      8,897,601
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 35,997,068   $272,881,507   $246,108,391   $ 32,012,342   $ 28,328,739
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       28,347,806    219,315,532    177,036,037     14,083,617      9,811,519
Contract purchase payments                                   10,883,619     63,685,877     75,517,249     16,088,251     13,932,671
Net transfers(1)                                                (71,035)    32,657,262     30,544,238     11,020,795     12,722,058
Transfers for policy loans                                      (62,503)            --       (327,660)            --        (10,599)
Contract charges                                                (19,991)      (135,276)      (234,162)        (6,709)        (8,769)
Contract terminations:
    Surrender benefits                                       (1,055,709)    (4,683,672)    (5,097,329)      (389,780)      (375,218)
    Death benefits                                             (261,905)    (3,519,791)    (1,384,427)      (221,196)      (114,275)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             37,760,282    307,319,932    276,053,946     40,574,978     35,957,387
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SC1            SC2            SA1            SA2            1CA
OPERATIONS
Investment income (loss) -- net                            $   (209,229)  $   (151,301)  $   (427,976)  $   (265,336)  $   (472,913)
Net realized gain (loss) on sales of investments                (78,014)      (102,425)    (4,487,060)    (2,587,418)    (1,299,038)
Distributions from capital gains                                     --             --             --             --      3,910,723
Net change in unrealized appreciation or
  depreciation of investments                                  (950,703)      (831,931)   (20,948,920)   (18,639,966)   (16,687,993)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,237,946)    (1,085,657)   (25,863,956)   (21,492,720)   (14,549,221)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    5,853,998      5,837,161      9,246,850     12,570,125      7,690,204
Net transfers(1)                                              3,157,833      3,277,581          1,648        887,054      2,731,030
Transfers for policy loans                                           --        (22,951)            --        (42,648)            --
Annuity payments                                                 (2,360)          (151)       (10,453)        (9,925)       (12,036)
Contract charges                                                 (9,334)       (10,559)       (33,125)       (48,827)       (25,718)
Contract terminations:
    Surrender benefits                                         (385,481)      (501,925)      (913,800)    (1,190,958)      (777,703)
    Death benefits                                             (199,328)      (146,546)      (471,176)      (242,645)      (431,767)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                8,415,328      8,432,610      7,819,944     11,922,176      9,174,010
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              18,980,101     17,246,771     71,088,816     57,335,128     53,974,720
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 26,157,483   $ 24,593,724   $ 53,044,804   $ 47,764,584   $ 48,599,509
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       16,348,580     14,830,157     58,413,697     46,977,698     46,419,120
Contract purchase payments                                    5,556,365      5,537,409      9,712,757     13,376,509      7,709,478
Net transfers(1)                                              3,010,893      3,075,969       (929,954)       114,697      2,267,123
Transfers for policy loans                                           --        (22,722)            --        (51,536)            --
Contract charges                                                 (9,009)       (10,209)       (37,329)       (55,627)       (27,760)
Contract terminations:
    Surrender benefits                                         (373,745)      (478,787)    (1,025,427)    (1,350,333)      (849,736)
    Death benefits                                             (186,586)      (139,578)      (559,361)      (263,638)      (474,196)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             24,346,498     22,792,239     65,574,383     58,747,770     55,044,029
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       2CA            1CD            2CD            1IF            2IF
OPERATIONS
Investment income (loss) -- net                            $   (319,093)  $   (286,740)  $   (202,653)  $   (224,510)  $   (135,113)
Net realized gain (loss) on sales of investments               (717,517)      (165,754)      (118,474)      (492,164)      (362,777)
Distributions from capital gains                              3,518,641             --             --      2,232,436      1,718,964
Net change in unrealized appreciation or
  depreciation of investments                               (14,555,868)    (2,317,737)    (2,074,736)   (10,672,533)    (8,262,861)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (12,073,837)    (2,770,231)    (2,395,863)    (9,156,771)    (7,041,787)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   10,182,621      4,877,152      6,209,574      6,841,721      6,196,555
Net transfers(1)                                              3,337,537      3,113,595      2,776,531      5,033,317      3,956,767
Transfers for policy loans                                      (56,341)            --        (18,364)            --         (2,931)
Annuity payments                                                 (2,287)          (292)        (1,480)        (1,865)        (3,157)
Contract charges                                                (31,564)       (12,121)       (15,272)        (8,588)       (10,169)
Contract terminations:
    Surrender benefits                                         (707,699)      (428,838)      (502,045)      (263,832)      (244,305)
    Death benefits                                             (247,349)      (182,651)      (121,454)      (144,706)       (38,458)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               12,474,918      7,366,845      8,327,490     11,456,047      9,854,302
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              43,547,130     27,199,873     23,283,071     24,406,383     18,555,890
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 43,948,211   $ 31,796,487   $ 29,214,698   $ 26,705,659   $ 21,368,405
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       37,378,870     19,877,962     16,976,713     20,591,294     15,533,280
Contract purchase payments                                   10,282,799      3,779,002      4,825,376      6,890,407      6,235,095
Net transfers(1)                                              3,012,223      2,367,215      2,040,836      5,099,341      4,018,278
Transfers for policy loans                                      (54,006)            --        (12,601)            --         (3,773)
Contract charges                                                (34,516)        (9,871)       (12,447)        (9,391)       (11,085)
Contract terminations:
    Surrender benefits                                         (753,372)      (338,522)      (397,070)      (284,773)      (266,718)
    Death benefits                                             (257,519)      (144,465)       (97,161)      (159,747)       (45,612)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             49,574,479     25,531,321     23,323,646     32,127,131     25,459,465
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       1VA            2VA            1SR            2SR            1EG
OPERATIONS
Investment income (loss) -- net                            $    (51,322)  $     (4,376)  $    170,068   $    131,183   $   (244,800)
Net realized gain (loss) on sales of investments                 13,715          1,953        (32,915)       (15,222)      (690,346)
Distributions from capital gains                                     --             --         98,967         73,349             --
Net change in unrealized appreciation or
  depreciation of investments                                 4,391,063      3,617,419       (464,785)      (348,450)    (4,339,346)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   4,353,456      3,614,996       (228,665)      (159,140)    (5,274,492)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    9,373,909      8,151,214      2,027,795      1,627,761      2,784,232
Net transfers(1)                                             14,631,349     15,797,982      2,100,155      1,370,419        511,716
Transfers for policy loans                                           --        (21,749)            --        (15,288)            --
Annuity payments                                                (12,063)        (8,386)            --             --         (3,369)
Contract charges                                                (11,882)       (12,727)        (1,091)        (2,458)       (13,005)
Contract terminations:
    Surrender benefits                                         (764,491)      (464,585)      (107,149)       (57,223)      (531,243)
    Death benefits                                             (201,368)       (81,108)       (14,150)        (2,099)      (282,676)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               23,015,454     23,360,641      4,005,560      2,921,112      2,465,655
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              22,777,190     15,805,932      1,626,644      1,234,663     29,066,767
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 50,146,100   $ 42,781,569   $  5,403,539   $  3,996,635   $ 26,257,930
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       21,040,614     14,535,588      1,692,742      1,282,907     22,624,259
Contract purchase payments                                    8,381,412      7,266,112      2,218,817      1,779,788      2,537,478
Net transfers(1)                                             12,914,041     13,961,417      2,315,274      1,513,134        338,353
Transfers for policy loans                                           --        (19,521)            --        (16,900)            --
Contract charges                                                (10,636)       (11,312)        (1,219)        (2,766)       (12,549)
Contract terminations:
    Surrender benefits                                         (687,343)      (412,115)      (119,334)       (63,819)      (514,879)
    Death benefits                                             (178,221)       (72,626)       (15,831)        (2,480)      (275,961)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             41,459,867     35,247,543      6,090,449      4,489,864     24,696,701
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       2EG            1GI            2GI            1MP            2MP
OPERATIONS
Investment income (loss) -- net                            $   (154,115)  $     87,389   $    207,832   $   (868,573)  $   (577,666)
Net realized gain (loss) on sales of investments               (419,450)      (189,051)      (150,607)        64,910         (1,402)
Distributions from capital gains                                     --      3,308,903      2,707,030             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (3,479,378)   (11,895,140)    (9,677,207)    (1,608,347)      (761,682)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (4,052,943)    (8,687,899)    (6,912,952)    (2,412,010)    (1,340,750)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,209,162     21,849,736     22,071,084     17,800,677     19,002,624
Net transfers(1)                                               (160,835)    19,392,288     17,179,871     13,238,006     15,112,119
Transfers for policy loans                                      (26,465)            --       (106,025)            --       (106,082)
Annuity payments                                                 (2,379)       (16,674)        (5,716)        (9,375)        (9,316)
Contract charges                                                (15,474)       (38,195)       (44,174)       (39,447)       (52,074)
Contract terminations:
    Surrender benefits                                         (312,171)    (1,258,842)    (1,400,193)    (1,422,167)    (1,277,979)
    Death benefits                                              (55,282)      (781,638)      (359,374)      (830,436)      (366,454)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,636,556     39,146,675     37,335,473     28,737,258     32,302,838
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              22,943,935     77,507,705     63,409,394     79,462,679     63,052,291
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 21,527,548   $107,966,481   $ 93,831,915   $105,787,927   $ 94,014,379
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       17,824,986     77,558,155     63,413,963     48,251,254     38,192,652
Contract purchase payments                                    2,979,859     23,565,185     23,874,057     11,734,699     12,501,923
Net transfers(1)                                               (259,517)    20,913,598     18,522,930      8,657,167      9,889,187
Transfers for policy loans                                      (22,969)            --       (118,042)            --        (70,653)
Contract charges                                                (15,003)       (42,374)       (48,930)       (26,201)       (34,501)
Contract terminations:
    Surrender benefits                                         (297,333)    (1,390,052)    (1,536,185)      (937,092)      (844,541)
    Death benefits                                              (52,278)      (868,871)      (389,186)      (547,990)      (241,203)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             20,157,745    119,735,641    103,718,607     67,131,837     59,392,864
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       1OS            2OS            1RE            2RE            1SI
OPERATIONS
Investment income (loss) -- net                            $    864,842   $    767,484   $    438,336   $    543,489   $    (45,755)
Net realized gain (loss) on sales of investments               (418,007)      (469,696)        10,478          7,290        104,043
Distributions from capital gains                              1,752,330      1,470,501             --             --        160,532
Net change in unrealized appreciation or
  depreciation of investments                                (8,407,070)    (6,881,035)       906,281      1,105,161        774,134
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (6,207,905)    (5,112,746)     1,355,095      1,655,940        992,954
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    5,586,708      5,331,508      8,885,161     10,446,964      4,041,752
Net transfers(1)                                              3,744,119      3,077,853      8,981,834     12,674,981      4,664,868
Transfers for policy loans                                           --        (13,698)            --        (27,212)            --
Annuity payments                                                 (3,901)        (7,819)        (1,844)        (3,884)        (1,810)
Contract charges                                                 (9,996)       (11,851)        (3,956)        (3,675)        (2,243)
Contract terminations:
    Surrender benefits                                         (321,025)      (289,373)      (213,105)      (294,970)      (193,616)
    Death benefits                                             (191,769)       (47,121)      (261,009)       (67,577)       (82,052)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                8,804,136      8,039,499     17,387,081     22,724,627      8,426,899
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              22,558,219     18,664,093      7,721,569      8,611,678      3,449,583
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 25,154,450   $ 21,590,846   $ 26,463,745   $ 32,992,245   $ 12,869,436
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       22,910,417     18,802,071      6,181,452      6,879,005      2,896,941
Contract purchase payments                                    6,296,418      6,055,827      6,986,100      8,159,536      3,191,589
Net transfers(1)                                              4,192,235      3,414,587      7,011,251      9,745,835      3,715,737
Transfers for policy loans                                           --        (15,380)            --        (21,550)            --
Contract charges                                                (11,955)       (14,238)        (3,111)        (2,877)        (1,779)
Contract terminations:
    Surrender benefits                                         (394,669)      (337,786)      (166,798)      (230,473)      (151,482)
    Death benefits                                             (234,250)       (55,087)      (205,440)       (52,626)       (67,400)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             32,758,196     27,849,994     19,803,454     24,476,850      9,583,606
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       2SI            1IS            2IS            1SE            2SE
OPERATIONS
Investment income (loss) -- net                            $    (31,465)  $    138,298   $    111,131   $   (124,796)  $    (60,369)
Net realized gain (loss) on sales of investments                 51,980        (73,456)       (24,576)       (62,539)       (43,912)
Distributions from capital gains                                184,139             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   856,927       (290,146)      (221,948)       928,975        723,121
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,061,581       (225,304)      (135,393)       741,640        618,840
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,522,531        987,533        980,296      3,296,460      3,043,608
Net transfers(1)                                              5,794,604        768,821      1,577,133      1,997,432      1,648,679
Transfers for policy loans                                       (2,027)            --         (7,139)            --        (14,568)
Annuity payments                                                 (1,529)            --           (548)          (537)            --
Contract charges                                                 (2,860)        (2,211)        (2,958)        (7,533)        (8,902)
Contract terminations:
    Surrender benefits                                         (151,486)      (378,557)       (54,330)      (286,178)      (199,741)
    Death benefits                                              (12,078)       (16,091)        (8,169)      (209,537)       (21,949)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               10,147,155      1,359,495      2,484,285      4,790,107      4,447,127
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,399,162      5,644,937      3,326,898     16,896,746     11,726,585
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 14,607,898   $  6,779,128   $  5,675,790   $ 22,428,493   $ 16,792,552
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,846,415      5,681,762      3,340,062     14,808,616     10,251,699
Contract purchase payments                                    3,562,029      1,018,727      1,010,628      2,907,518      2,694,624
Net transfers(1)                                              4,524,344        776,253      1,621,994      1,714,386      1,429,810
Transfers for policy loans                                       (1,530)            --         (6,802)            --        (13,367)
Contract charges                                                 (2,263)        (2,331)        (3,119)        (6,803)        (8,050)
Contract terminations:
    Surrender benefits                                         (119,134)      (382,374)       (56,800)      (256,228)      (181,709)
    Death benefits                                               (9,602)       (16,633)        (8,568)      (193,734)       (20,483)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             10,800,259      7,075,404      5,897,395     18,973,755     14,152,524
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       1UE            2UE            1MC            2MC            1AG
OPERATIONS
Investment income (loss) -- net                            $   (273,701)  $   (119,452)  $     89,023   $    141,950   $   (213,967)
Net realized gain (loss) on sales of investments               (413,490)      (226,579)        87,648         17,660       (954,494)
Distributions from capital gains                                     --             --      1,516,830      1,468,606             --
Net change in unrealized appreciation or
  depreciation of investments                                (7,282,490)    (5,877,468)       906,258        801,503    (11,163,908)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (7,969,681)    (6,223,499)     2,599,759      2,429,719    (12,332,369)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   11,247,637     11,891,552      9,032,982      9,221,589      7,070,397
Net transfers(1)                                              5,103,333      5,262,528     10,002,095     12,104,964      3,786,959
Transfers for policy loans                                           --        (24,460)            --        (15,381)            --
Annuity payments                                                (15,794)        (7,300)        (4,549)        (1,322)          (901)
Contract charges                                                (21,579)       (25,706)        (6,832)        (8,207)       (12,507)
Contract terminations:
    Surrender benefits                                         (953,975)      (660,399)      (232,786)      (329,366)      (362,811)
    Death benefits                                             (656,027)      (223,897)      (209,063)      (170,149)      (182,528)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               14,703,595     16,212,318     18,581,847     20,802,128     10,298,609
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              54,626,689     42,286,180     12,654,338      9,404,909     23,694,085
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 61,360,603   $ 52,274,999   $ 33,835,944   $ 32,636,756   $ 21,660,325
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       55,239,000     42,626,277     10,264,919      7,621,857     33,689,463
Contract purchase payments                                   12,436,157     13,184,883      7,058,847      7,185,335     12,849,122
Net transfers(1)                                              5,367,228      5,578,691      7,737,981      9,348,264      6,204,542
Transfers for policy loans                                           --        (27,757)            --        (12,103)            --
Contract charges                                                (24,432)       (29,269)        (5,370)        (6,403)       (28,129)
Contract terminations:
    Surrender benefits                                       (1,083,166)      (742,451)      (180,113)      (256,934)      (815,876)
    Death benefits                                             (750,081)      (247,628)      (165,101)      (131,864)      (399,618)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             71,184,706     60,342,746     24,711,163     23,748,152     51,499,504
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       2AG            1GT            2GT            1IG            2IG
OPERATIONS
Investment income (loss) -- net                            $   (165,701)  $    (38,091)  $    (10,121)  $    (61,998)  $      2,714
Net realized gain (loss) on sales of investments             (1,012,073)      (856,608)      (393,454)       (51,516)       (10,053)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               (10,418,749)    (6,499,353)    (6,655,709)    (8,186,408)    (7,319,717)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (11,596,523)    (7,394,052)    (7,059,284)    (8,299,922)    (7,327,056)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    9,595,746      4,011,029      5,730,228     14,980,212     14,291,665
Net transfers(1)                                              4,825,193      2,542,755      2,603,897      9,522,379      9,953,694
Transfers for policy loans                                      (32,177)            --        (23,450)            --        (49,143)
Annuity payments                                                   (154)        (1,091)        (2,178)        (6,037)        (3,479)
Contract charges                                                (24,701)        (8,500)       (16,036)       (11,672)       (17,536)
Contract terminations:
    Surrender benefits                                         (374,946)      (315,933)      (227,404)      (409,006)      (388,797)
    Death benefits                                             (133,877)       (81,265)      (101,131)      (243,905)      (214,976)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               13,855,084      6,146,995      7,963,926     23,831,971     23,571,428
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              20,857,509     15,683,198     13,879,202     23,432,894     20,660,098
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 23,116,070   $ 14,436,141   $ 14,783,844   $ 38,964,943   $ 36,904,470
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       29,626,246     22,949,067     20,288,328     29,250,538     25,763,066
Contract purchase payments                                   17,792,852      7,706,877     10,839,841     22,128,762     21,190,994
Net transfers(1)                                              8,533,285      4,322,817      4,385,598     13,809,533     14,582,951
Transfers for policy loans                                      (62,762)            --        (45,348)            --        (69,969)
Contract charges                                                (56,824)       (19,122)       (37,533)       (19,189)       (29,188)
Contract terminations:
    Surrender benefits                                         (771,506)      (733,212)      (469,230)      (631,010)      (598,637)
    Death benefits                                             (256,517)      (175,952)      (194,833)      (391,384)      (312,190)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             54,804,774     34,050,475     34,766,823     64,147,250     60,527,027
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       1IP            2IP            1MG            2MG            1MD
OPERATIONS
Investment income (loss) -- net                            $   (112,489)  $    (70,072)  $   (236,686)  $   (174,581)  $   (217,120)
Net realized gain (loss) on sales of investments                (50,200)       (38,721)      (163,423)       (62,660)       (36,363)
Distributions from capital gains                                 40,919         32,329        202,473        193,086        641,417
Net change in unrealized appreciation or
  depreciation of investments                                (3,156,967)    (2,476,219)    (6,873,424)    (6,415,382)      (884,200)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (3,278,737)    (2,552,683)    (7,071,060)    (6,459,537)      (496,266)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,029,595      3,536,625     12,812,258     13,407,756     10,978,441
Net transfers(1)                                              3,406,698      3,104,721      9,300,911      9,808,312      8,706,484
Transfers for policy loans                                           --         (4,243)            --        (11,334)            --
Annuity payments                                                 (5,591)        (3,743)        (2,646)        (3,017)          (817)
Contract charges                                                 (3,291)        (4,305)        (8,618)       (11,958)        (7,125)
Contract terminations:
    Surrender benefits                                         (154,209)      (110,735)      (393,028)      (308,843)      (328,860)
    Death benefits                                             (127,739)       (38,890)      (140,271)      (129,532)      (214,216)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                7,145,463      6,479,430     21,568,606     22,751,384     19,133,907
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              10,425,108      7,677,904     19,889,237     17,708,263     14,406,775
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 14,291,834   $ 11,604,651   $ 34,386,783   $ 34,000,110   $ 33,044,416
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       10,774,085      7,957,614     21,973,127     19,520,956     15,060,304
Contract purchase payments                                    5,051,786      4,394,123     17,264,583     18,104,083     12,549,526
Net transfers(1)                                              4,255,381      3,706,041     12,582,742     13,220,164      9,841,991
Transfers for policy loans                                           --         (5,825)            --        (16,378)            --
Contract charges                                                 (4,139)        (5,461)       (12,803)       (18,019)        (8,555)
Contract terminations:
    Surrender benefits                                         (188,758)      (135,186)      (561,954)      (428,241)      (378,057)
    Death benefits                                             (160,990)       (50,888)      (194,392)      (171,046)      (243,012)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             19,727,365     15,860,418     51,051,303     50,211,519     36,822,197
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       2MD            1IN            2IN            1VS            2VS
OPERATIONS
Investment income (loss) -- net                            $   (155,358)  $   (601,574)  $   (396,643)  $   (718,809)  $   (448,604)
Net realized gain (loss) on sales of investments                (26,764)    (3,819,710)    (1,664,975)    (2,011,055)      (449,268)
Distributions from capital gains                                576,479             --             --      8,994,193      6,840,074
Net change in unrealized appreciation or
  depreciation of investments                                  (833,867)   (19,249,673)   (17,170,818)   (40,243,494)   (31,629,377)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (439,510)   (23,670,957)   (19,232,436)   (33,979,165)   (25,687,175)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   11,309,994      9,437,729     13,282,018     15,797,036     19,660,439
Net transfers(1)                                              8,326,647        790,471        632,344      6,556,174      6,897,008
Transfers for policy loans                                      (21,488)            --        (41,201)            --        (33,928)
Annuity payments                                                 (1,028)        (1,783)        (3,578)       (11,857)        (6,159)
Contract charges                                                (11,665)       (39,464)       (51,727)       (42,306)       (55,900)
Contract terminations:
    Surrender benefits                                         (250,725)    (1,136,863)      (920,580)    (1,205,261)    (1,021,512)
    Death benefits                                              (33,747)      (967,839)      (215,922)      (866,383)      (290,696)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               19,317,988      8,082,251     12,681,354     20,227,403     25,149,252
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              11,803,502     74,166,346     58,086,353     88,234,933     64,390,419
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 30,681,980   $ 58,577,640   $ 51,535,271   $ 74,483,171   $ 63,852,496
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       12,307,954     80,679,206     62,963,558     68,406,853     49,764,177
Contract purchase payments                                   12,741,013     12,591,546     17,778,451     15,971,024     20,196,251
Net transfers(1)                                              9,389,635       (122,723)      (117,182)     5,571,397      6,352,975
Transfers for policy loans                                      (25,357)            --        (57,262)            --        (34,193)
Contract charges                                                (14,113)       (55,754)       (73,574)       (47,229)       (63,132)
Contract terminations:
    Surrender benefits                                         (289,439)    (1,630,013)    (1,298,380)    (1,323,108)    (1,112,370)
    Death benefits                                              (37,360)    (1,266,372)      (294,727)      (856,572)      (284,741)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             34,072,333     90,195,890     78,900,884     87,722,365     74,818,967
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       1MI            2MI            1SV            2SV            1IT
OPERATIONS
Investment income (loss) -- net                            $   (272,589)  $   (167,060)  $   (291,141)  $   (177,572)  $   (234,391)
Net realized gain (loss) on sales of investments                440,008        101,639         20,174         32,855       (695,201)
Distributions from capital gains                                620,862        525,881        349,655        283,542      7,477,081
Net change in unrealized appreciation or
  depreciation of investments                                 5,905,089      4,691,716      3,775,980      3,093,640    (12,695,973)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   6,693,370      5,152,176      3,854,668      3,232,465     (6,148,484)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    7,432,765      6,421,377     12,826,643     11,979,830      5,516,656
Net transfers(1)                                             11,452,571     13,000,937     20,560,924     19,160,797      3,132,241
Transfers for policy loans                                           --           (885)            --        (30,428)            --
Annuity payments                                                 (2,751)          (410)        (2,698)        (7,767)        (3,039)
Contract charges                                                 (8,265)        (9,370)        (9,272)        (9,554)       (11,914)
Contract terminations:
    Surrender benefits                                         (327,653)      (337,469)      (496,806)      (444,119)      (284,371)
    Death benefits                                             (300,678)       (54,893)      (110,826)       (91,586)      (232,447)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               18,245,989     19,019,287     32,767,965     30,557,173      8,117,126
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              16,077,151     10,861,714     17,341,980     12,445,163     23,694,747
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 41,016,510   $ 35,033,177   $ 53,964,613   $ 46,234,801   $ 25,663,389
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       11,880,279      8,005,237     11,523,873      8,231,436     21,844,002
Contract purchase payments                                    4,797,887      4,123,741      7,984,023      7,418,754      5,822,402
Net transfers(1)                                              7,308,697      8,185,514     12,726,240     11,748,836      3,201,244
Transfers for policy loans                                           --           (889)            --        (19,116)            --
Contract charges                                                 (5,344)        (6,049)        (5,797)        (5,957)       (12,672)
Contract terminations:
    Surrender benefits                                         (208,089)      (215,504)      (311,879)      (276,236)      (305,412)
    Death benefits                                             (190,184)       (36,056)       (68,620)       (57,287)      (252,570)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             23,583,246     20,055,994     31,847,840     27,040,430     30,296,994
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     2IT            1SP            2SP           1AA(1)         2AA(1)
OPERATIONS
Investment income (loss) -- net                            $   (163,619)  $   (364,004)  $   (237,638)  $     10,417   $     15,248
Net realized gain (loss) on sales of investments               (260,443)        (2,457)        (5,616)          (954)        (2,140)
Distributions from capital gains                              6,456,348             --             --         30,669         37,877
Net change in unrealized appreciation or
  depreciation of investments                               (11,400,356)     4,610,313      3,898,993        (38,811)       (41,304)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (5,368,070)     4,243,852      3,655,739          1,321          9,681
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    6,525,652     10,704,962     10,940,739      1,257,831      1,426,856
Net transfers(2)                                              3,196,285      8,497,550      8,429,669      1,871,651      2,273,572
Transfers for policy loans                                      (22,174)            --        (29,819)            --        (25,507)
Annuity payments                                                 (2,146)        (7,788)        (1,601)            --             --
Contract charges                                                (15,572)       (16,721)       (20,088)           (51)          (126)
Contract terminations:
    Surrender benefits                                         (385,501)      (498,756)      (519,636)        (9,704)        (2,095)
    Death benefits                                             (132,811)      (541,875)      (112,238)          (906)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                9,163,733     18,137,372     18,687,026      3,118,821      3,672,700
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              19,831,854     31,381,436     25,021,085             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 23,627,517   $ 53,762,660   $ 47,363,850   $  3,120,142   $  3,682,381
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       18,245,122     29,881,218     23,812,549             --             --
Contract purchase payments                                    6,894,850      9,799,940     10,053,634      1,304,764      1,475,852
Net transfers(2)                                              3,288,789      7,725,129      7,550,055      1,929,862      2,352,845
Transfers for policy loans                                      (31,299)            --        (28,015)            --        (27,305)
Contract charges                                                (16,769)       (15,497)       (18,584)           (53)          (133)
Contract terminations:
    Surrender benefits                                         (416,135)      (452,233)      (474,882)       (10,000)        (2,120)
    Death benefits                                             (146,845)      (482,477)      (103,275)        (1,000)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             27,817,713     46,456,080     40,791,482      3,223,573      3,799,139
===================================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                   1WI(1)         2WI(1)         1SG(1)         2SG(1)
OPERATIONS
Investment income (loss) -- net                                           $     (2,315)  $     (2,164)  $     (4,217)  $     (3,924)
Net realized gain (loss) on sales of investments                                (5,716)       (11,145)        (1,806)       (68,691)
Distributions from capital gains                                                    --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                    5,230          4,777        178,064         95,735
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     (2,801)        (8,532)       172,041         23,120
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                     602,610        490,980      1,068,838        856,426
Net transfers(2)                                                               328,552        606,011        856,358      1,082,956
Transfers for policy loans                                                          --            (96)            --           (113)
Annuity payments                                                                    --             --             --             --
Contract charges                                                                   (24)           (59)           (75)           (69)
Contract terminations:
    Surrender benefits                                                            (641)        (8,255)        (1,770)       (23,290)
    Death benefits                                                                (101)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                 930,396      1,088,581      1,923,351      1,915,910
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                     --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $    927,595   $  1,080,049   $  2,095,392   $  1,939,030
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                              --             --             --             --
Contract purchase payments                                                     668,859        550,610      1,263,608        986,305
Net transfers(2)                                                               362,750        657,790        968,011      1,098,757
Transfers for policy loans                                                          --           (103)            --           (120)
Contract charges                                                                   (28)           (65)           (87)           (79)
Contract terminations:
    Surrender benefits                                                            (687)        (8,652)        (1,794)       (24,577)
    Death benefits                                                                (118)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             1,030,776      1,199,580      2,229,738      2,060,286
===================================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of IDS Life Insurance Company (IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                SHARES
BC1                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                           4,394,767
BC2                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                           3,920,558
BD1                  AXP(R) Variable Portfolio - Bond Fund(1)                                                      17,922,090
BD2                  AXP(R) Variable Portfolio - Bond Fund(1)                                                      17,510,822
CR1                  AXP(R) Variable Portfolio - Capital Resource Fund                                              1,316,219
CR2                  AXP(R) Variable Portfolio - Capital Resource Fund                                              1,986,191

CM1                  AXP(R) Variable Portfolio - Cash Management Fund                                             250,272,090
CM2                  AXP(R) Variable Portfolio - Cash Management Fund                                             280,721,451
DE1                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                                     6,947,125
DE2                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                                     8,927,534
EM1                  AXP(R) Variable Portfolio - Emerging Markets Fund                                                374,356
EM2                  AXP(R) Variable Portfolio - Emerging Markets Fund                                                460,301

ES1                  AXP(R) Variable Portfolio - Equity Select Fund                                                 1,172,851
ES2                  AXP(R) Variable Portfolio - Equity Select Fund                                                 1,587,053
EI1                  AXP(R) Variable Portfolio - Extra Income Fund(2)                                              18,917,902
EI2                  AXP(R) Variable Portfolio - Extra Income Fund(2)                                              14,542,541
FI1                  AXP(R) Variable Portfolio - Federal Income Fund(3)                                            13,072,556
FI2                  AXP(R) Variable Portfolio - Federal Income Fund(3)                                            14,134,351

GB1                  AXP(R) Variable Portfolio - Global Bond Fund                                                   4,078,422
GB2                  AXP(R) Variable Portfolio - Global Bond Fund                                                   3,492,335
GR1                  AXP(R) Variable Portfolio - Growth Fund                                                       11,712,998
GR2                  AXP(R) Variable Portfolio - Growth Fund                                                       13,460,298
IE1                  AXP(R) Variable Portfolio - International Fund                                                 1,599,610
IE2                  AXP(R) Variable Portfolio - International Fund                                                 1,677,855

MF1                  AXP(R) Variable Portfolio - Managed Fund                                                       4,352,362
MF2                  AXP(R) Variable Portfolio - Managed Fund                                                       4,383,678
ND1                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                            19,292,863
ND2                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                            20,815,377
IV1                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                                 6,554,457
IV2                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                                 6,555,401

SC1                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                           2,979,642
SC2                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                           2,989,636
SA1                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                           5,307,628
SA2                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                           5,705,015
1CA                  AIM V.I. Capital Appreciation Fund, Series I Shares                                            1,960,653
2CA                  AIM V.I. Capital Appreciation Fund, Series I Shares                                            1,901,251

1CD                  AIM V.I. Capital Development Fund, Series I Shares                                             2,379,113
2CD                  AIM V.I. Capital Development Fund, Series I Shares                                             2,263,985
1IF                  American Century(R) VP International, Class I                                                  3,965,353
2IF                  American Century(R) VP International, Class I                                                  3,420,501
1VA                  American Century(R) VP Value, Class I                                                          8,402,343
2VA                  American Century(R) VP Value, Class I                                                          7,426,547

1SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                                        5,057,886
2SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                                        4,951,430
1EG                  Credit Suisse Trust - Emerging Growth Portfolio                                                1,989,616
2EG                  Credit Suisse Trust - Emerging Growth Portfolio                                                1,757,669
1GI                  Fidelity(R) VIP Growth & Income Portfolio Service Class                                        8,077,907
2GI                  Fidelity(R) VIP Growth & Income Portfolio Service Class                                        7,482,199


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                SHARES
1MP                  Fidelity(R) VIP Mid Cap Portfolio Service Class                                                5,490,220
2MP                  Fidelity(R) VIP Mid Cap Portfolio Service Class                                                5,128,398
1OS                  Fidelity(R) VIP Overseas Portfolio Service Class                                               1,830,973
2OS                  Fidelity(R) VIP Overseas Portfolio Service Class                                               1,623,330
1RE                  FTVIPT Franklin Real Estate Fund - Class 2                                                     3,368,955
2RE                  FTVIPT Franklin Real Estate Fund - Class 2                                                     4,517,586

1SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                      2,958,250
2SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                      3,765,000
1TF                  FTVIPT Templeton Foreign Securities Fund - Class 2(4)                                            851,982
2TF                  FTVIPT Templeton Foreign Securities Fund - Class 2(4)                                            747,810
1SE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                               1,928,079
2SE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                               1,556,795

1UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                    5,930,713
2UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                    5,682,987
1MC                  Goldman Sachs VIT Mid Cap Value Fund                                                           5,795,312
2MC                  Goldman Sachs VIT Mid Cap Value Fund                                                           6,865,719
1GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                                 3,245,604
2GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                                 3,849,547

1IG                  Janus Aspen Series International Growth Portfolio: Service Shares                              1,926,402
2IG                  Janus Aspen Series International Growth Portfolio: Service Shares                              2,121,675
1AG                  Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                      822,694
                       (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
2AG                  Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                    1,010,714
                       (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)

1IP                  Lazard Retirement International Equity Portfolio                                               2,286,384
2IP                  Lazard Retirement International Equity Portfolio                                               2,350,597
1MG                  MFS(R) Investors Growth Stock Series - Service Class                                           4,325,293
2MG                  MFS(R) Investors Growth Stock Series - Service Class                                           4,840,347
1MD                  MFS(R) New Discovery Series - Service Class                                                    3,119,001
2MD                  MFS(R) New Discovery Series - Service Class                                                    3,484,308

1IN                  Putnam VT International New Opportunities Fund - Class IB Shares                               4,962,948
2IN                  Putnam VT International New Opportunities Fund - Class IB Shares                               4,842,705
1VS                  Putnam VT Vista Fund - Class IB Shares                                                         5,490,188
2VS                  Putnam VT Vista Fund - Class IB Shares                                                         5,380,326
1MI                  Royce Micro-Cap Portfolio                                                                      5,348,585
2MI                  Royce Micro-Cap Portfolio                                                                      5,086,950

1SV                  Third Avenue Value Portfolio                                                                   3,511,086
2SV                  Third Avenue Value Portfolio                                                                   3,164,275
1IT                  Wanger International Small Cap                                                                 2,302,076
2IT                  Wanger International Small Cap                                                                 2,382,637
1SP                  Wanger U.S. Smaller Companies                                                                  3,753,235
2SP                  Wanger U.S. Smaller Companies                                                                  4,053,800

1AA                  Wells Fargo VT Asset Allocation Fund                                                             951,802
2AA                  Wells Fargo VT Asset Allocation Fund                                                           1,197,008
1WI                  Wells Fargo VT International Equity Fund                                                         330,822
2WI                  Wells Fargo VT International Equity Fund                                                         561,407
1SG                  Wells Fargo VT Small Cap Growth Fund                                                             907,664
2SG                  Wells Fargo VT Small Cap Growth Fund                                                           1,188,829



(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.

(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.

(3) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.

(4) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life and may result in additional amounts being transferred into the variable annuity account by IDS Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES


IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.75% or 0.95% of the average daily net assets of each subaccount, depending on the contract option selected.

4. CONTRACT CHARGES

IDS Life deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional maximum anniversary value death benefit rider and enhanced earnings death benefit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life will use a surrender charge to help it recover certain expenses related to the sale of the annuity. A surrender charge of up to 8% may be deducted for surrenders up to the first ten payment years following a purchase payment, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $22,560,988 in 2002 and $19,059,480 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                                                         PERCENTAGE RANGE
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                         0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                                                        0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                                            0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                                             0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                   0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                            1.170% to 1.095%

AXP(R) Variable Portfolio - Equity Select Fund                                                               0.650% to 0.560%
AXP(R) Variable Portfolio - Extra Income Fund                                                                0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                                              0.610% to 0.535%
AXP(R) Variable Portfolio - Global Bond Fund                                                                 0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                                      0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                                               0.870% to 0.795%

AXP(R) Variable Portfolio - Managed Fund                                                                     0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                           0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                               0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                         0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                         0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.


                                                                                    MAXIMUM                     MAXIMUM
                                                                                  ADJUSTMENT                  ADJUSTMENT
FUND                                                                        (PRIOR TO DEC. 1, 2002)      (AFTER DEC. 1, 2002)
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                 0.08%                       0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                                     N/A                        0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                           0.08%                       0.12%
AXP(R) Variable Portfolio - Emerging Markets Fund                                    0.12%                       0.12%
AXP(R) Variable Portfolio - Equity Select Fund                                       0.12%                       0.12%
AXP(R) Variable Portfolio - Growth Fund                                              0.12%                       0.12%

AXP(R) Variable Portfolio - International Fund                                        N/A                        0.12%
AXP(R) Variable Portfolio - Managed Fund                                              N/A                        0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                    N/A                        0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                 0.12%                       0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                  N/A                        0.12%



IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                                                         PERCENTAGE RANGE
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                         0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                                                        0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                                                            0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                                             0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                   0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                            0.100% to 0.050%

AXP(R) Variable Portfolio - Equity Select Fund                                                               0.060% to 0.030%
AXP(R) Variable Portfolio - Extra Income Fund                                                                0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                                              0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                                                                 0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                                                      0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                                                               0.060% to 0.035%

AXP(R) Variable Portfolio - Managed Fund                                                                     0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                           0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                               0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                         0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                         0.060% to 0.035%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTMENT                                                                                   PURCHASES
BC1                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                        $  1,910,392
BC2                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                           3,679,726
BD1                  AXP(R) Variable Portfolio - Bond Fund                                                         70,887,576
BD2                  AXP(R) Variable Portfolio - Bond Fund                                                         89,426,814
CR1                  AXP(R) Variable Portfolio - Capital Resource Fund                                              9,162,647
CR2                  AXP(R) Variable Portfolio - Capital Resource Fund                                             19,607,610

CM1                  AXP(R) Variable Portfolio - Cash Management Fund                                              74,160,902
CM2                  AXP(R) Variable Portfolio - Cash Management Fund                                              99,262,540
DE1                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                                    28,212,409
DE2                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                                    42,979,312
EM1                  AXP(R) Variable Portfolio - Emerging Markets Fund                                              2,227,797
EM2                  AXP(R) Variable Portfolio - Emerging Markets Fund                                              2,476,844

ES1                  AXP(R) Variable Portfolio - Equity Select Fund                                                 8,887,413
ES2                  AXP(R) Variable Portfolio - Equity Select Fund                                                12,647,305
EI1                  AXP(R) Variable Portfolio - Extra Income Fund                                                 41,951,298
EI2                  AXP(R) Variable Portfolio - Extra Income Fund                                                 39,700,916
FI1                  AXP(R) Variable Portfolio - Federal Income Fund                                               82,798,262
FI2                  AXP(R) Variable Portfolio - Federal Income Fund                                               95,767,884

GB1                  AXP(R) Variable Portfolio - Global Bond Fund                                                  17,872,512
GB2                  AXP(R) Variable Portfolio - Global Bond Fund                                                  18,257,201
GR1                  AXP(R) Variable Portfolio - Growth Fund                                                        4,117,943
GR2                  AXP(R) Variable Portfolio - Growth Fund                                                        8,496,516
IE1                  AXP(R) Variable Portfolio - International Fund                                                 8,071,636
IE2                  AXP(R) Variable Portfolio - International Fund                                                 8,688,704

MF1                  AXP(R) Variable Portfolio - Managed Fund                                                      19,322,497
MF2                  AXP(R) Variable Portfolio - Managed Fund                                                      28,961,852
ND1                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                            46,206,277
ND2                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                            82,978,941
IV1                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                                19,481,312
IV2                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                                22,482,651

SC1                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                           6,102,141
SC2                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                           7,891,078
SA1                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                           1,930,970
SA2                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                           3,983,916
1CA                  AIM V.I. Capital Appreciation Fund, Series I Shares                                              941,144
2CA                  AIM V.I. Capital Appreciation Fund, Series I Shares                                            2,095,925

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

SUBACCOUNT           INVESTMENT                                                                                   PURCHASES
1CD                  AIM V.I. Capital Development Fund, Series I Shares                                          $  1,426,494
2CD                  AIM V.I. Capital Development Fund, Series I Shares                                             1,698,311
1IF                  American Century(R) VP International, Class I                                                  2,278,004
2IF                  American Century(R) VP International, Class I                                                  2,620,046
1VA                  American Century(R) VP Value, Class I                                                         15,184,342
2VA                  American Century(R) VP Value, Class I                                                         14,487,495

1SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                                        3,722,793
2SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                                        4,775,931
1EG                  Credit Suisse Trust - Emerging Growth Portfolio                                                  497,334
2EG                  Credit Suisse Trust - Emerging Growth Portfolio                                                  595,153
1GI                  Fidelity(R) VIP Growth & Income Portfolio Service Class                                        7,482,893
2GI                  Fidelity(R) VIP Growth & Income Portfolio Service Class                                        9,759,437

1MP                  Fidelity(R) VIP Mid Cap Portfolio Service Class                                                9,744,310
2MP                  Fidelity(R) VIP Mid Cap Portfolio Service Class                                               11,622,311
1OS                  Fidelity(R) VIP Overseas Portfolio Service Class                                               2,494,559
2OS                  Fidelity(R) VIP Overseas Portfolio Service Class                                               3,259,392
1RE                  FTVIPT Franklin Real Estate Fund - Class 2                                                    35,288,487
2RE                  FTVIPT Franklin Real Estate Fund - Class 2                                                    49,971,244

1SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                     19,015,101
2SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                     26,036,576
1TF                  FTVIPT Templeton Foreign Securities Fund - Class 2                                            10,641,546
2TF                  FTVIPT Templeton Foreign Securities Fund - Class 2                                             9,256,480
1SE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                               1,436,690
2SE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                               1,860,186

1UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                    7,748,443
2UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                   11,270,086
1MC                  Goldman Sachs VIT Mid Cap Value Fund                                                          32,861,063
2MC                  Goldman Sachs VIT Mid Cap Value Fund                                                          45,591,517
1GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                                 1,252,323
2GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                                 2,170,051

1IG                  Janus Aspen Series International Growth Portfolio: Service Shares                              7,674,417
2IG                  Janus Aspen Series International Growth Portfolio: Service Shares                             12,135,593
1AG                  Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                      404,547
                       (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
2AG                  Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                    3,701,015
                       (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)

1IP                  Lazard Retirement International Equity Portfolio                                               7,027,486
2IP                  Lazard Retirement International Equity Portfolio                                               9,537,752
1MG                  MFS(R) Investors Growth Stock Series - Service Class                                           8,712,341
2MG                  MFS(R) Investors Growth Stock Series - Service Class                                          12,886,315
1MD                  MFS(R) New Discovery Series - Service Class                                                   13,580,341
2MD                  MFS(R) New Discovery Series - Service Class                                                   19,151,625

1IN                  Putnam VT International New Opportunities Fund - Class IB Shares                               1,002,226
2IN                  Putnam VT International New Opportunities Fund - Class IB Shares                               1,733,891
1VS                  Putnam VT Vista Fund - Class IB Shares                                                         1,252,992
2VS                  Putnam VT Vista Fund - Class IB Shares                                                         3,474,560
1MI                  Royce Micro-Cap Portfolio                                                                     16,258,469
2MI                  Royce Micro-Cap Portfolio                                                                     14,732,599

1SV                  Third Avenue Value Portfolio                                                                  10,236,973
2SV                  Third Avenue Value Portfolio                                                                  11,411,701
1IT                  Wanger International Small Cap                                                                10,186,624
2IT                  Wanger International Small Cap                                                                12,710,609
1SP                  Wanger U.S. Smaller Companies                                                                 28,517,895
2SP                  Wanger U.S. Smaller Companies                                                                 39,464,425

1AA                  Wells Fargo VT Asset Allocation Fund                                                           8,428,680
2AA                  Wells Fargo VT Asset Allocation Fund                                                          10,461,838
1WI                  Wells Fargo VT International Equity Fund                                                       1,568,735
2WI                  Wells Fargo VT International Equity Fund                                                       2,940,418
1SG                  Wells Fargo VT Small Cap Growth Fund                                                           4,099,091
2SG                  Wells Fargo VT Small Cap Growth Fund                                                           5,791,813


  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                               BC1             BC2             BD1            BD2            CR1
--------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.98     $      0.99     $      1.06    $      1.06    $      0.93
At Dec. 31, 2001                           $      0.81     $      0.82     $      1.13    $      1.13    $      0.76
At Dec. 31, 2002                           $      0.62     $      0.63     $      1.18    $      1.19    $      0.58
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                49,897          41,083         106,760         83,968         26,779
At Dec. 31, 2002                                44,110          39,019         159,405        154,530         34,956
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    40,748     $    33,763     $   120,835    $    95,910    $    20,374
At Dec. 31, 2002                           $    27,601     $    24,610     $   188,953    $   184,587    $    20,512
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.75%           0.75%           6.38%          6.38%          0.31%
For the year ended Dec. 31, 2002                  0.78%           0.78%           5.08%          5.10%          0.54%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (17.35%)        (17.17%)          6.60%          6.60%        (18.28%)
For the year ended Dec. 31, 2002                (23.46%)        (23.17%)          4.42%          5.31%        (23.68%)
--------------------------------------------------------------------------------------------------------------------

                                               CR2             CM1             CM2            DE1            DE2
--------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.93     $      1.06     $      1.06    $      1.01    $      1.01
At Dec. 31, 2001                           $      0.76     $      1.09     $      1.09    $      1.02    $      1.02
At Dec. 31, 2002                           $      0.59     $      1.09     $      1.10    $      0.82    $      0.82
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                26,327         265,455         243,870         41,299         43,328
At Dec. 31, 2002                                52,124         228,237         255,251         67,958         86,442
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    20,244     $   289,729     $   267,061    $    42,181    $    44,814
At Dec. 31, 2002                           $    30,833     $   249,280     $   280,619    $    55,726    $    71,609
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.30%           3.57%           3.55%          1.26%          1.26%
For the year ended Dec. 31, 2002                  0.57%           1.17%           1.16%          1.59%          1.62%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (18.28%)          2.83%           2.83%          0.99%          0.99%
For the year ended Dec. 31, 2002                (22.37%)          0.00%           0.92%        (19.61%)       (19.61%)
--------------------------------------------------------------------------------------------------------------------

                                               EM1             EM2            ES1(4)         ES2(4)          EI1
--------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.74     $      0.74              --             --    $      0.91
At Dec. 31, 2001                           $      0.72     $      0.72     $      0.99    $      1.00    $      0.94
At Dec. 31, 2002                           $      0.67     $      0.68     $      0.85    $      0.85    $      0.87
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 1,542           1,789           2,238          2,489         88,813
At Dec. 31, 2002                                 3,888           4,750          12,145         16,388        122,784
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $     1,108     $     1,291     $     2,224    $     2,477    $    84,017
At Dec. 31, 2002                           $     2,618     $     3,216     $    10,310    $    13,959    $   107,749
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.02%           0.02%             --             --          10.93%
For the year ended Dec. 31, 2002                    --              --              --             --           7.73%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (2.70%)         (2.70%)         (1.00%)         0.00%          3.30%
For the year ended Dec. 31, 2002                 (6.94%)         (5.56%)        (14.14%)       (15.00%)        (7.45%)
--------------------------------------------------------------------------------------------------------------------

                                               EI2             FI1             FI2            GB1            GB2
--------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.91     $      1.08     $      1.08    $      1.02    $      1.03
At Dec. 31, 2001                           $      0.95     $      1.13     $      1.14    $      1.03    $      1.03
At Dec. 31, 2002                           $      0.88     $      1.19     $      1.20    $      1.17    $      1.18
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                58,348          56,966          50,510         23,970         16,572
At Dec. 31, 2002                                93,845         116,147         124,866         36,626         31,133
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    55,486     $    64,826     $    57,952    $    24,619    $    17,099
At Dec. 31, 2002                           $    82,940     $   138,406     $   149,972    $    42,852    $    36,668
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 10.92%           4.55%           4.52%          3.58%          3.62%
For the year ended Dec. 31, 2002                  7.71%           2.85%           2.88%          4.72%          4.77%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                  4.40%           4.63%           5.56%          0.98%          0.00%
For the year ended Dec. 31, 2002                 (7.37%)          5.31%           5.26%         13.59%         14.56%
--------------------------------------------------------------------------------------------------------------------

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

                                               GR1             GR2             IE1            IE2            MF1
--------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.94     $      0.95     $      0.95    $      0.95    $      1.05
At Dec. 31, 2001                           $      0.64     $      0.65     $      0.67    $      0.67    $      0.93
At Dec. 31, 2002                           $      0.47     $      0.48     $      0.54    $      0.55    $      0.80
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                               130,764         129,186          18,664         15,821         53,096
At Dec. 31, 2002                               118,986         135,693          19,189         20,012         64,613
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    84,435     $    83,920     $    12,551    $    10,653    $    49,925
At Dec. 31, 2002                           $    56,268     $    64,633     $    10,469    $    10,962    $    52,246
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --            1.23%          1.23%          2.53%
For the year ended Dec. 31, 2002                  0.07%           0.07%           0.94%          0.99%          2.63%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (31.91%)        (31.58%)        (29.47%)       (29.47%)       (11.43%)
For the year ended Dec. 31, 2002                (26.56%)        (26.15%)        (19.40%)       (17.91%)       (13.98%)
--------------------------------------------------------------------------------------------------------------------

                                               MF2             ND1             ND2            IV1            IV2
--------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.05     $      1.07     $      1.07    $      0.91    $      0.91
At Dec. 31, 2001                           $      0.94     $      0.88     $      0.89    $      0.79    $      0.79
At Dec. 31, 2002                           $      0.81     $      0.68     $      0.69    $      0.60    $      0.61
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                37,760         307,320         276,054         40,575         35,957
At Dec. 31, 2002                                64,273         347,841         373,715         65,011         64,771
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    35,997     $   272,882     $   246,108    $    32,012    $    28,329
At Dec. 31, 2002                           $    52,453     $   239,068     $   258,144    $    39,405    $    39,410
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  2.53%           0.23%           0.24%          0.91%          0.93%
For the year ended Dec. 31, 2002                  2.74%           0.51%           0.52%          0.98%          1.00%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (10.48%)        (17.76%)        (16.82%)       (13.19%)       (13.19%)
For the year ended Dec. 31, 2002                (13.83%)        (22.73%)        (22.47%)       (24.05%)       (22.78%)
--------------------------------------------------------------------------------------------------------------------

                                               SC1             SC2             SA1            SA2            1CA
--------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.16     $      1.16     $      1.21    $      1.22    $      1.16
At Dec. 31, 2001                           $      1.07     $      1.08     $      0.81    $      0.81    $      0.88
At Dec. 31, 2002                           $      0.88     $      0.89     $      0.54    $      0.55    $      0.66
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                24,346          22,792          65,574         58,748         55,044
At Dec. 31, 2002                                29,341          29,202          55,183         58,958         48,704
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    26,157     $    24,594     $    53,045    $    47,765    $    48,600
At Dec. 31, 2002                           $    25,898     $    25,953     $    30,114    $    32,369    $    32,214
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --            0.21%          0.21%            --
For the year ended Dec. 31, 2002                    --              --              --             --             --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (7.76%)         (6.90%)        (33.06%)       (33.61%)       (24.14%)
For the year ended Dec. 31, 2002                (17.76%)        (17.59%)        (33.33%)       (32.10%)       (25.00%)
--------------------------------------------------------------------------------------------------------------------

                                               2CA             1CD             2CD            1IF            2IF
--------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.16     $      1.37     $      1.37    $      1.18    $      1.19
At Dec. 31, 2001                           $      0.88     $      1.25     $      1.25    $      0.83    $      0.83
At Dec. 31, 2002                           $      0.66     $      0.97     $      0.98    $      0.66    $      0.66
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                49,574          25,531          23,324         32,127         25,459
At Dec. 31, 2002                                46,932          23,015          21,745         31,512         26,878
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    43,948     $    31,796     $    29,215    $    26,706    $    21,368
At Dec. 31, 2002                           $    31,238     $    22,340     $    21,259    $    20,659    $    17,821
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --           0.08%          0.08%
For the year ended Dec. 31, 2002                    --              --              --           0.79%          0.77%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (24.14%)         (8.76%)         (8.76%)       (29.66%)       (30.25%)
For the year ended Dec. 31, 2002                (25.00%)        (22.40%)        (21.60%)       (20.48%)       (20.48%)
--------------------------------------------------------------------------------------------------------------------

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

                                               1VA             2VA             1SR            2SR            1EG
--------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.08     $      1.08     $      0.96    $      0.96    $      1.28
At Dec. 31, 2001                           $      1.20     $      1.21     $      0.89    $      0.89    $      1.06
At Dec. 31, 2002                           $      1.04     $      1.05     $      0.77    $      0.78    $      0.74
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                41,460          35,248           6,090          4,490         24,697
At Dec. 31, 2002                                49,161          43,222           9,832          9,520         20,303
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    50,146     $    42,782     $     5,404    $     3,997    $    26,258
At Dec. 31, 2002                           $    51,422     $    45,450     $     7,587    $     7,427    $    15,121
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.82%           0.74%           5.84%          5.83%            --
For the year ended Dec. 31, 2002                  0.83%           0.83%           3.43%          3.80%            --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 11.11%          12.04%          (7.29%)        (7.29%)       (17.19%)
For the year ended Dec. 31, 2002                (13.33%)        (13.22%)        (13.48%)       (12.36%)       (30.19%)
--------------------------------------------------------------------------------------------------------------------

                                               2EG             1GI             2GI            1MP            2MP
--------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.29     $      1.00     $      1.00    $      1.64    $      1.65
At Dec. 31, 2001                           $      1.07     $      0.90     $      0.90    $      1.57    $      1.58
At Dec. 31, 2002                           $      0.75     $      0.74     $      0.75    $      1.40    $      1.41
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                20,158         119,736         103,719         67,132         59,393
At Dec. 31, 2002                                17,821         117,223         108,027         68,203         63,268
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    21,528     $   107,966     $    93,832    $   105,788    $    94,014
At Dec. 31, 2002                           $    13,358     $    87,241     $    80,808    $    95,859    $    89,542
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --            1.05%           1.02%            --             --
For the year ended Dec. 31, 2002                    --            1.30%           1.26%          0.85%          0.84%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (17.05%)        (10.00%)        (10.00%)        (4.27%)        (4.24%)
For the year ended Dec. 31, 2002                (29.91%)        (17.78%)        (16.67%)       (10.83%)       (10.76%)
--------------------------------------------------------------------------------------------------------------------

                                               1OS             2OS             1RE            2RE            1SI
--------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.98     $      0.98     $      1.25    $      1.25    $      1.19
At Dec. 31, 2001                           $      0.77     $      0.77     $      1.33    $      1.34    $      1.34
At Dec. 31, 2002                           $      0.60     $      0.61     $      1.35    $      1.36    $      1.21
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                32,758          27,850          19,803         24,477          9,584
At Dec. 31, 2002                                33,063          28,991          44,591         59,317         23,553
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    25,154     $    21,591     $    26,464    $    32,992    $    12,869
At Dec. 31, 2002                           $    20,031     $    17,759     $    60,237    $    80,774    $    28,429
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  4.49%           4.51%           3.69%          3.61%          0.36%
For the year ended Dec. 31, 2002                  0.71%           0.70%           2.59%          2.58%          0.37%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (21.43%)        (21.43%)          6.40%          7.20%         12.61%
For the year ended Dec. 31, 2002                (22.08%)        (20.78%)          1.50%          1.49%         (9.70%)
--------------------------------------------------------------------------------------------------------------------

                                               2SI            1TF(5)          2TF(5)          1SE            2SE
--------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.19              --              --    $      1.14    $      1.14
At Dec. 31, 2001                           $      1.35              --              --    $      1.18    $      1.19
At Dec. 31, 2002                           $      1.21     $      0.84     $      0.84    $      1.00    $      1.00
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                10,800              --              --         18,974         14,153
At Dec. 31, 2002                                29,743           9,570           8,386         17,792         14,285
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    14,608              --              --    $    22,428    $    16,793
At Dec. 31, 2002                           $    36,182     $     8,026     $     7,044    $    17,719    $    14,307
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.38%             --              --           0.32%          0.33%
For the year ended Dec. 31, 2002                  0.37%           2.35%           2.28%          0.26%          0.27%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%             --              --           0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 13.45%             --              --           3.51%          4.39%
For the year ended Dec. 31, 2002                (10.37%)        (16.00%)        (16.00%)       (15.25%)       (15.97%)
--------------------------------------------------------------------------------------------------------------------

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

                                               1UE             2UE             1MC            2MC            1GT
--------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.99     $      0.99     $      1.23    $      1.23    $      0.68
At Dec. 31, 2001                           $      0.86     $      0.86     $      1.37    $      1.37    $      0.42
At Dec. 31, 2002                           $      0.67     $      0.67     $      1.29    $      1.30    $      0.25
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                71,185          60,343          24,711         23,748         34,050
At Dec. 31, 2002                                75,489          71,820          47,539         56,079         31,354
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    61,361     $    52,275     $    33,836    $    32,637    $    14,436
At Dec. 31, 2002                           $    50,352     $    48,249     $    61,488    $    72,845    $     7,822
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.48%           0.50%           1.38%          1.51%          0.67%
For the year ended Dec. 31, 2002                  0.59%           0.62%           1.31%          1.41%            --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (13.13%)        (13.13%)         11.38%         11.38%        (38.24%)
For the year ended Dec. 31, 2002                (22.09%)        (22.09%)         (5.84%)        (5.11%)       (40.48%)
--------------------------------------------------------------------------------------------------------------------

                                               2GT             1IG             2IG            1AG            2AG
--------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.68     $      0.80     $      0.80    $      0.70    $      0.70
At Dec. 31, 2001                           $      0.43     $      0.61     $      0.61    $      0.42    $      0.42
At Dec. 31, 2002                           $      0.25     $      0.45     $      0.45    $      0.30    $      0.30
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                34,767          64,147          60,527         51,500         54,805
At Dec. 31, 2002                                37,200          74,111          81,189         42,883         52,428
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    14,784     $    38,965     $    36,904    $    21,660    $    23,116
At Dec. 31, 2002                           $     9,277     $    33,096     $    36,450    $    12,850    $    15,787
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.67%           0.75%           0.76%            --             --
For the year ended Dec. 31, 2002                    --            0.67%           0.69%            --             --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (36.76%)        (23.75%)        (23.75%)       (40.00%)       (40.00%)
For the year ended Dec. 31, 2002                (41.86%)        (26.23%)        (26.23%)       (28.57%)       (28.57%)
--------------------------------------------------------------------------------------------------------------------

                                               1IP             2IP             1MG            2MG            1MD
--------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.96     $      0.96     $      0.90    $      0.91    $      0.96
At Dec. 31, 2001                           $      0.72     $      0.72     $      0.67    $      0.68    $      0.90
At Dec. 31, 2002                           $      0.64     $      0.64     $      0.48    $      0.48    $      0.61
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                19,727          15,860          51,051         50,212         36,822
At Dec. 31, 2002                                28,853          29,532          62,663         69,576         53,383
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    14,292     $    11,605     $    34,387    $    34,000    $    33,044
At Dec. 31, 2002                           $    18,543     $    19,063     $    30,234    $    33,834    $    32,375
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.01%           0.01%           0.06%          0.06%            --
For the year ended Dec. 31, 2002                  0.08%           0.09%             --             --             --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (25.00%)        (25.00%)        (25.56%)       (25.27%)        (6.25%)
For the year ended Dec. 31, 2002                (11.11%)        (11.11%)        (28.36%)       (29.41%)       (32.22%)
--------------------------------------------------------------------------------------------------------------------

                                               2MD             1IN             2IN            1VS            2VS
--------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.96     $      0.92     $      0.92    $      1.29    $      1.29
At Dec. 31, 2001                           $      0.90     $      0.65     $      0.65    $      0.85    $      0.85
At Dec. 31, 2002                           $      0.61     $      0.56     $      0.56    $      0.58    $      0.59
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                34,072          90,196          78,901         87,722         74,819
At Dec. 31, 2002                                59,272          74,769          72,395         73,930         72,033
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    30,682     $    58,578     $    51,535    $    74,483    $    63,852
At Dec. 31, 2002                           $    36,167     $    41,540     $    40,533    $    43,208    $    42,343
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                    --            0.69%           0.67%            --             --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (6.25%)        (29.35%)        (29.35%)       (34.11%)       (34.11%)
For the year ended Dec. 31, 2002                (32.22%)        (13.85%)        (13.85%)       (31.76%)       (30.59%)
--------------------------------------------------------------------------------------------------------------------

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

                                               1MI             2MI             1SV            2SV            1IT
--------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.35     $      1.36     $      1.50    $      1.51    $      1.08
At Dec. 31, 2001                           $      1.74     $      1.75     $      1.69    $      1.70    $      0.84
At Dec. 31, 2002                           $      1.50     $      1.51     $      1.50    $      1.51    $      0.72
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                23,583          20,056          31,848         27,040         30,297
At Dec. 31, 2002                                27,063          25,593          35,110         31,335         42,309
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    41,017     $    35,033     $    53,965    $    46,235    $    25,663
At Dec. 31, 2002                           $    40,649     $    38,661     $    52,631    $    47,432    $    30,549
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --            0.15%          0.15%            --
For the year ended Dec. 31, 2002                    --              --            0.20%          0.19%            --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 28.89%          28.68%          12.67%         12.58%        (22.22%)
For the year ended Dec. 31, 2002                (13.79%)        (13.71%)        (11.24%)       (11.18%)       (14.29%)
--------------------------------------------------------------------------------------------------------------------

                                               2IT             1SP             2SP           1AA(4)         2AA(4)
--------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.08     $      1.05     $      1.05             --             --
At Dec. 31, 2001                           $      0.85     $      1.15     $      1.16    $      0.97    $      0.97
At Dec. 31, 2002                           $      0.72     $      0.95     $      0.96    $      0.84    $      0.84
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                27,818          46,456          40,791          3,224          3,799
At Dec. 31, 2002                                43,554          72,853          78,311         11,859         14,864
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $    23,628     $    53,763     $    47,364    $     3,120    $     3,682
At Dec. 31, 2002                           $    31,618     $    69,472     $    75,036    $     9,908    $    12,461
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --            0.06%           0.06%          0.94%          0.95%
For the year ended Dec. 31, 2002                    --              --              --           2.31%          2.33%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (21.30%)          9.52%          10.48%          3.00%          3.00%
For the year ended Dec. 31, 2002                (15.29%)        (17.39%)        (17.24%)       (13.40%)       (13.40%)
--------------------------------------------------------------------------------------------------------------------

                                              1WI(4)          2WI(4)          1SG(4)         2SG(4)
--------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --
At Dec. 31, 2001                           $      0.90     $      0.90     $      0.94    $      0.94
At Dec. 31, 2002                           $      0.69     $      0.69     $      0.58    $      0.58
--------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                 1,031           1,200           2,230          2,060
At Dec. 31, 2002                                 2,781           4,703           7,655          9,992
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $       928     $     1,080     $     2,095    $     1,939
At Dec. 31, 2002                           $     1,909     $     3,239     $     4,402    $     5,766
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.01%           0.01%             --             --
For the year ended Dec. 31, 2002                  0.21%           0.20%             --             --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (10.00%)        (10.00%)         (6.00%)        (6.00%)
For the year ended Dec. 31, 2002                (23.33%)        (23.33%)        (38.30%)       (38.30%)
--------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) Operations commenced on May 1, 2001.

(5) Operations commenced on March 1, 2002.

  IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                                   ANNUITY(R)

IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                    2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $23,209,226; 2001, $20,022,072)      $24,052,104   $20,157,137
      Common stocks, at fair value (cost: 2002, $19; 2001, $805)                                           21         1,704
   Mortgage loans on real estate                                                                    3,417,651     3,680,394
   Policy loans                                                                                       597,144       619,571
   Other investments                                                                                  752,558       621,897
                                                                                                      -------       -------
      Total investments                                                                            28,819,478    25,080,703
Cash and cash equivalents                                                                           4,424,061     1,150,251
Amounts recoverable from reinsurers                                                                   633,510       529,166
Amounts due from brokers                                                                                  501        90,794
Other accounts receivable                                                                              56,245        46,349
Accrued investment income                                                                             296,595       278,199
Deferred policy acquisition costs                                                                   3,309,783     3,107,187
Deferred income taxes, net                                                                                 --       156,308
Other assets                                                                                          117,788       123,246
Separate account assets                                                                            21,980,674    27,333,697
                                                                                                   ----------    ----------
Total assets                                                                                      $59,638,635   $57,895,900
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $23,411,314   $19,592,273
      Universal life-type insurance                                                                 3,515,010     3,433,904
      Traditional life insurance                                                                      247,441       241,165
      Disability income and long-term care insurance                                                1,466,171     1,227,172
   Policy claims and other policyholders' funds                                                        85,400        71,879
   Amounts due to brokers                                                                           3,342,989     1,740,031
   Deferred income taxes, net                                                                         182,059            --
   Other liabilities                                                                                  463,326       437,017
   Separate account liabilities                                                                    21,980,674    27,333,697
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,694,384    54,077,138
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                       1,088,327       688,327
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                 497,319        83,443
      Net unrealized derivative gains (losses)                                                            764         1,332
                                                                                                          ---         -----
         Total accumulated other comprehensive income                                                 498,083        84,775
   Retained earnings                                                                                3,354,841     3,042,660
                                                                                                    ---------     ---------
         Total stockholder's equity                                                                 4,944,251     3,818,762
                                                                                                    ---------     ---------
Total liabilities and stockholder's equity                                                        $59,638,635   $57,895,900
                                                                                                  ===========   ===========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                               2002         2001          2000
Revenues
Premiums:
   Traditional life insurance                                                      $   67,978   $   59,415   $   56,187
   Disability income and long-term care insurance                                     273,737      255,428      231,311
                                                                                      -------      -------      -------
      Total premiums                                                                  341,715      314,843      287,498
Net investment income                                                               1,561,856    1,485,688    1,730,605
Policyholder and contractholder charges                                               522,777      489,583      438,127
Management and other fees                                                             404,787      473,406      598,168
Net realized loss on investments                                                       (4,507)    (649,752)     (16,975)
                                                                                       ------     --------      -------
      Total revenues                                                                2,826,628    2,113,768    3,037,423
                                                                                    ---------    ---------    ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                          36,881       35,519       29,042
   Universal life-type insurance and investment contracts                             221,544      175,247      131,467
   Disability income and long-term care insurance                                      52,962       44,725       40,246
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                           2,768        7,231        5,765
   Disability income and long-term care insurance                                     134,605      123,227      113,239
Interest credited on universal life-type insurance and investment contracts         1,157,636    1,137,636    1,169,641
Amortization of deferred policy acquisition costs                                     312,402      371,342      362,106
Other insurance and operating expenses                                                437,823      407,798      378,653
                                                                                      -------      -------      -------
      Total benefits and expenses                                                   2,356,621    2,302,725    2,230,159
                                                                                    ---------    ---------    ---------
Income (loss) before income tax expense (benefit) and
   cumulative effect of accounting change                                             470,007     (188,957)     807,264
Income tax expense (benefit)                                                           87,826     (145,222)     221,627
                                                                                       ------     --------      -------
Income (loss) before cumulative effect of accounting change                           382,181      (43,735)     585,637
Cumulative effect of accounting change (net of income tax benefit of $11,532)              --      (21,416)          --
                                                                                   ----------   ----------   ----------
Net income (loss)                                                                  $  382,181   $  (65,151)  $  585,637
                                                                                   ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                  Capital     paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)         stock      capital     net of tax     earnings      equity
Balance, January 1, 2000                                         $3,000   $   288,327    $(411,230)   $2,932,174    $2,812,271
Comprehensive income:
   Net income                                                        --            --           --       585,637       585,637
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($5,154)
     and income tax expense of ($46,921)                             --            --       87,138            --        87,138
   Reclassification adjustment for gains included in
     net income, net of income tax expense of $5,192                 --            --       (9,642)           --        (9,642)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --       77,496            --        77,496
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       663,133
Cash dividends                                                       --            --           --      (410,000)     (410,000)
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2000                                        3,000       288,327     (333,734)    3,107,811     3,065,404
Comprehensive income:
   Net loss                                                          --            --           --       (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133, net of
     income tax benefit of $626                                      --            --       (1,162)           --        (1,162)
   Net unrealized holding losses on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($20,191)
     and income tax benefit of $6,064                                --            --      (11,262)           --       (11,262)
   Reclassification adjustment for losses on
     available-for-sale securities included in net loss,
     net of income tax benefit of $228,003                           --            --      423,434            --       423,434
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,038       --            --        7,499            --         7,499
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      418,509            --       418,509
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       353,358
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2001                                        3,000       688,327       84,775     3,042,660     3,818,762
Comprehensive income:
   Net income                                                        --            --           --       382,181       382,181
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($75,351)
     and income tax expense of ($228,502)                            --            --      424,360            --       424,360
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $5,645                                               --            --      (10,484)           --       (10,484)
   Reclassification adjustment for gains on derivatives
     included in net income, net of income tax expense of $305       --            --         (568)           --          (568)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      413,308            --       413,308
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       795,489
Cash dividends                                                       --            --           --       (70,000)      (70,000)
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------
Balance, December 31, 2002                                       $3,000    $1,088,327    $ 498,083    $3,354,841    $4,944,251
                                                                 ======    ==========    =========    ==========    ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2002               2001             2000
Cash flows from operating activities
Net income (loss)                                                                 $    382,181       $   (65,151)     $   585,637
Adjustments to reconcile net income (loss) to net cash
   provided by operating activities:
   Cumulative effect of accounting change, net of tax                                       --            21,416               --
   Policy loans, excluding universal life-type insurance:
     Issuance                                                                          (35,345)          (43,687)         (61,313)
     Repayment                                                                          49,256            54,004           56,088
   Change in amounts recoverable from reinsurers                                      (104,344)         (112,686)         (89,312)
   Change in other accounts receivable                                                  (9,896)           (4,025)           6,254
   Change in accrued investment income                                                  (5,139)           56,729            8,521
   Change in deferred policy acquisition costs, net                                   (277,947)         (175,723)        (291,634)
   Change in liabilities for future policy benefits for traditional life,
     disability income and long-term care insurance                                    245,275           223,177          206,377
   Change in policy claims and other policyholder's funds                               13,521            19,812           27,467
   Deferred income tax provision (benefit)                                             116,995          (246,205)          37,704
   Change in other liabilities                                                          26,309           (24,509)        (120,256)
   Amortization of premium, net                                                         65,869           108,958           37,909
   Net realized loss on investments                                                      4,507           649,752           16,975
   Policyholder and contractholder charges, non-cash                                  (232,725)         (217,496)        (151,745)
   Other, net                                                                           13,820           (83,023)          (9,279)
                                                                                       -------           -------          -------
     Net cash provided by operating activities                                         252,337           161,343          259,393
                                                                                       -------           -------          -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --                --           (4,487)
   Maturities, sinking fund payments and calls                                              --                --          589,742
   Sales                                                                                    --                --           50,067
Available-for-sale securities:
   Purchases                                                                       (16,287,891)       (9,477,740)      (1,454,010)
   Maturities, sinking fund payments and calls                                       3,078,509         2,706,147        1,019,403
   Sales                                                                            10,093,228         5,493,141        1,237,116
Other investments, excluding policy loans:
   Purchases                                                                          (543,843)         (442,876)        (706,082)
   Sales                                                                               509,588           370,636          435,633
Change in amounts due from brokers                                                      90,293           (75,492)         (15,157)
Change in amounts due to brokers                                                     1,602,958         1,293,684          298,236
                                                                                     ---------         ---------          -------
     Net cash (used in) provided by investing activities                            (1,457,158)         (132,500)       1,450,461
                                                                                    ----------          --------        ---------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           4,638,111         2,088,114        1,842,026
   Surrenders and other benefits                                                    (1,655,631)       (2,810,401)      (3,974,966)
   Interest credited to account balances                                             1,157,636         1,137,636        1,169,641
Universal life-type insurance policy loans:
   Issuance                                                                            (80,831)          (83,720)        (134,107)
   Repayment                                                                            89,346            72,805           82,193
Capital contribution                                                                   400,000           400,000               --
Dividends paid                                                                         (70,000)               --         (410,000)
                                                                                     ---------           -------       ----------
     Net cash provided by (used in) financing activities                             4,478,631           804,434       (1,425,213)
                                                                                     ---------           -------       ----------
Net increase in cash and cash equivalents                                            3,273,810           833,277          284,641
Cash and cash equivalents at beginning of year                                       1,150,251           316,974           32,333
                                                                                     ---------           -------       ----------
Cash and cash equivalents at end of year                                          $  4,424,061       $ 1,150,251      $   316,974
                                                                                  ============       ===========      ===========
Supplemental disclosures:
   Income taxes paid                                                              $         --       $        --      $   225,704
   Interest on borrowings                                                                7,906            23,688            3,299
                                                                                     ---------           -------       ----------

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota whose products are primarily distributed through branded financial advisors. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, which issues fixed and variable annuity contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks. American Centurion Life Assurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others in New York and through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks, in New York. American Partners Life Insurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others who reside in states other than New York. The Company also wholly-owns IDS REO 1, LLC and American Express Corporation. These subsidiaries hold real estate, mortgage loans on real estate and/or affordable housing investments.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index. The Company also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life), single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default, or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized loss on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Investments -- Other investments

Included in Other investments are affordable housing investments, trading securities, syndicated loans and real estate. Affordable housing investments are carried at amortized cost as the Company has no influence over the operating or financial policies of the general partner. Trading securities are held at fair market value with changes in value recognized in the Consolidated Statements of Income within Net investment income. Syndicated loans reflect principal amounts outstanding less reserves for losses and real estate is carried at its estimated fair value.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rate, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $40,000 in 2002 and $33,600 in 2001, with a net decrease in amortization of $12,300 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $37,361, $16,202 and $835, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance, principally term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 10% of the mortality risk on new life insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB's) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, which is reflected as a cumulative effect of accounting change in the Consolidated Statement of Income.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will consolidate or disclose information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to structured investments, including CDOs and secured loan trusts (SLTs), which are owned by the Company. The application of FIN 46 for CDOs and SLTs will have no effect on the cash flows of the Company. The CDO entities contain debt issued to investors, which are non-recourse to the Company and are solely supported by portfolios of high-yield bonds and loans. The Company often invests in the residual and rated debt tranches of the CDO structures that are either managed by a related party or a third-party. With regards to those CDOs in which the Company owns a residual tranche and which a related party manages, the portfolios of high-yield bonds and loans have a fair value at December 31, 2002 of approximately $2.0 billion for the benefit of the $2.7 billion in CDO debt investors.

Substantially all of the Company's interest in the rated debt tranches along with rated tranches owned by AEFC were placed in a securitization trust described in Note 2. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of up to $3.3 billion in high-yield loans. Currently, the underlying portfolio consists of $2.9 billion in high-yield loans with a market value of $2.6 billion, which are managed by a related party.

While the potential consolidation of these entities may impact the results of operations at adoption and for each reporting period thereafter, the Company's maximum exposure to economic loss as a result of its investment in these entities is represented by the carrying values at December 31, 2002 because any further reduction in the value of the assets will be absorbed by the non-recourse debt or other unrelated entities. The CDO residual tranches have an adjusted cost basis of $13,363 and the SLTs have an adjusted cost basis of $656,565.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs, including affordable housing investments. The impact of adopting FIN 46 on the Consolidated Financial Statements is still being reviewed.

IDS Life Insurance Company
-------------------------------------------------------------------------------

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31,
2002:
                                                                   Gross            Gross
                                                   Amortized    unrealized       unrealized    Fair
                                                     cost          gains           losses      value
Fixed maturities:
   U.S. Government agency obligations            $    84,075    $   12,015       $    687   $    95,403
   State and municipal obligations                    29,202         2,522             --        31,724
   Corporate bonds and obligations                 9,614,296       611,060        116,345    10,109,011
   Mortgage and other asset-backed securities     12,145,797       393,342         10,067    12,529,072
   Structured investments                          1,306,245         2,112         59,101     1,249,256
   Foreign government bonds and obligations           29,611         8,027             --        37,638
                                                 -----------    ----------       --------   -----------
Total fixed maturity securities                  $23,209,226    $1,029,078       $186,200   $24,052,104
                                                 ===========    ==========       ========   ===========
Common stocks                                    $        19    $        2       $     --   $        21
                                                 ===========    ==========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                     Amortized       Fair
                                                       cost          value
Due within one year                              $   768,066   $   779,833
Due from one to five years                         2,740,513     2,887,899
Due from five to ten years                         5,865,084     6,165,165
Due in more than ten years                         1,689,766     1,690,135
Mortgage and other asset-backed securities        12,145,797    12,529,072
                                                  ----------    ----------
   Total                                         $23,209,226   $24,052,104
                                                 ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                     Gross          Gross
                                                     Amortized    unrealized     unrealized       Fair
                                                       cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations            $    31,074      $  2,190       $     56  $     33,208
   State and municipal obligations                     7,826           149             --         7,975
   Corporate bonds and obligations                10,281,693       272,539        113,061    10,441,171
   Mortgage and other asset-backed securities      8,292,576       103,109         32,801     8,362,884
   Structured investments                          1,377,195         3,793        105,304     1,275,684
   Foreign government bonds and obligations           31,708         4,507             --        36,215
                                                 -----------      --------       --------   -----------
Total fixed maturity securities                  $20,022,072      $386,287       $251,222   $20,157,137
                                                 -----------      --------       --------   -----------
Common stocks                                    $       805      $    899      $      --   $     1,704
                                                 ===========      ========      =========   ===========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $14,523 and $14,639, respectively, were on deposit with various states as required by law.

IDS Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 84 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $1.4 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                               2002               2001
AAA                                                   53%                45%
AA                                                     1                  1
A                                                     14                 15
BBB                                                   25                 34
Below investment grade                                 7                  5
                                                     ---                ---
   Total                                             100%               100%
                                                     ===                ===

At December 31, 2002, approximately 93% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $10,093,228 and gross realized gains and losses of $297,477 and $135,824, respectively. Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,565 and $390,732, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $21,147, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $145,524, $348,730, and $38,816 respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $842,880 and $135,964, respectively, with the $706,916 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $667,340 and $122,196, respectively.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, $623,958 of these losses are included in Net realized losses on investments and $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. As of December 31, 2002, the retained interests had a carrying value of approximately $562,000, of which approximately $388,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 12% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Region                             sheet        commitments         sheet      commitments
East North Central             $  611,886        $    --       $  670,387       $ 1,873
West North Central                493,310         25,500          549,015            --
South Atlantic                    765,443          2,800          815,837         9,490
Middle Atlantic                   318,699         19,100          352,821         9,363
New England                       227,150          5,800          274,486         8,700
Pacific                           355,622          5,250          355,945        14,618
West South Central                210,435          1,000          214,000           600
East South Central                 63,859             --           55,798            --
Mountain                          406,459             --          413,053            27
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Property type                      sheet        commitments         sheet      commitments
Department/retail stores       $  991,984        $20,722       $1,117,195       $13,200
Apartments                        622,185             --          694,214        11,531
Office buildings                1,178,434         25,628        1,203,090         7,650
Industrial buildings              344,604         13,100          333,713         2,263
Hotels/motels                     102,184             --          108,019            --
Medical buildings                  95,189             --          106,927         6,000
Nursing/retirement homes           35,873             --           39,590            --
Mixed use                          54,512             --           86,972            27
Other                              27,898             --           11,622         4,000
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $33,130, $39,601 and $24,999, respectively, with related reserves of $9,100, $7,225 and $4,350, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $36,583, $24,498 and $27,063, respectively.

The Company recognized $1,090, $1,285 and $1,033 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the reserves for mortgage loan losses:

                                          2002            2001          2000
Balance, January 1                       $20,948        $11,489      $ 28,283
Provision for mortgage loan losses        14,264         14,959       (14,894)
Loan payoffs                                  --             --        (1,200)
Foreclosures and write-offs                   --         (5,500)         (700)
                                         -------        -------      --------
Balance, December 31                     $35,212        $20,948      $ 11,489
                                         =======        =======      ========

Sources of investment income and realized losses on investments

Net investment income for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Income on fixed maturities            $1,331,547     $1,276,966    $1,473,560
Income on mortgage loans                 274,524        290,608       286,611
Other                                    (15,642)       (41,927)        9,834
                                      ----------     ----------    ----------
                                       1,590,429      1,525,647     1,770,005
Less investment expenses                  28,573         39,959        39,400
                                      ----------     ----------    ----------
   Total                              $1,561,856     $1,485,688    $1,730,605
                                      ==========     ==========    ==========

Net realized losses on investments for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Fixed maturities                        $ 16,129      $(622,897)     $(34,862)
Mortgage loans                           (15,586)       (17,834)       16,794
Other investments                         (5,050)        (9,321)        1,093
                                        --------      ---------      --------
   Total                                $ (4,507)     $(649,752)     $(16,975)
                                        ========      =========      ========

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:
                                                                                        2002            2001          2000
Federal income taxes
   Current                                                                            $(30,648)     $  88,121      $176,397
   Deferred                                                                            116,996       (234,673)       37,704
                                                                                      --------      ---------      --------
                                                                                        86,348       (146,552)      214,101
State income taxes -- current                                                            1,478          1,330         7,526
                                                                                      --------      ---------      --------
Income tax expense (benefit) before cumulative effect of accounting change              87,826       (145,222)      221,627
Cumulative effect of accounting change income tax benefit                                   --        (11,532)           --
                                                                                      --------      ---------      --------
Income tax expense (benefit)                                                          $ 87,826      $(156,754)     $221,627
                                                                                      ========      =========      ========

Income tax expense (benefit) before the cumulative effect of accounting change differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                    2001                    2000
                                                       Provision    Rate     Provision       Rate       Provision     Rate
Federal income taxes based on the statutory rate      $164,502      35.0%   $ (66,136)      (35.0)%    $282,542       35.0%
Tax-exempt interest and dividend income                 (5,260)     (1.1)      (4,663)       (2.5)       (3,788)      (0.5)
State taxes, net of federal benefit                        961       0.2          865         0.4         4,892        0.6
Affordable housing credits                             (70,000)    (14.9)     (73,200)      (38.7)      (54,569)      (6.8)
Other, net                                              (2,377)     (0.5)      (2,088)       (1.1)       (7,450)      (0.8)
                                                      --------      ----    ---------       -----      --------       ----
Total income taxes                                    $ 87,826      18.7%   $(145,222)      (76.9)%    $221,627       27.5%
                                                      ========      ====    =========       =====      ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2002, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002         2001
Deferred income tax assets:
   Policy reserves                                       $  683,144   $  705,637
   Other investments                                        319,829      333,857
   Other                                                     29,789       24,640
                                                          ---------    ---------
Total deferred income tax assets                          1,032,762    1,064,134
                                                          ---------    ---------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        929,751      861,892
   Net unrealized gain -- available-for-sale securities     267,787       45,934
   Other                                                     17,283           --
                                                          ---------    ---------
Total deferred income tax liabilities                     1,214,821      907,826
                                                          ---------    ---------
Net deferred income tax (liability) asset                $ (182,059)  $  156,308
                                                         ==========   ==========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned surplus aggregated $1,323,324 and $1,262,335 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2003 in excess of $240,838 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2002           2001          2000
Statutory net income (loss)            $  159,794   $  (317,973)   $  344,973
Statutory capital and surplus           2,408,379     1,947,350     1,778,306
                                        ---------     ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries adopted the provisions of the revised manual, with the exception of certain provisions not adopted by its subsidiaries organized in the state of New York. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $39,997 to the Company's statutory-basis capital and surplus as of January 1, 2001. Effective January 1, 2002 the Company's subsidiaries organized in the state of New York adopted additional provisions of the manual which resulted in an increase of $5,597 to the Company's statutory-basis capital and surplus as of January 1, 2002.

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2002 and 2001. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2002, 2001 and 2000.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $294, $263 and $250 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $1,411, $662 and $1,707, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2002, 2001 and 2000 was $1,835, $1,011 and $1,136, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $526,081, $505,526 and $582,836 for 2002, 2001 and 2000, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 are $55,602 and $68,919, respectively, payable to AEFC for federal income taxes.

6. LINES OF CREDIT

The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 and 2001.

7. COMMITMENTS AND CONTINGENCIES

At December 31, 2002, 2001 and 2000, traditional life and universal life-type insurance in force aggregated $119,173,734, $108,255,014 and $98,060,472 respectively, of which $38,008,734, $25,986,706 and $17,429,851 was reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $129,345, $114,534 and $89,506 and reinsurance recovered from reinsurers amounted to $60,567, $43,388, and $32,500 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company and its affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. A fourth lawsuit was filed against the Company and its affiliates in federal court. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

IDS Life Insurance Company
-------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2002. The interest rate caps expire in January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term (equity-indexed annuities). The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The equity indexed annuities contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates through 2009.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchange traded, exposing the Company to no counterparty risk. The futures contracts mature in 2003.

Index options may be used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2002 related to this strategy.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                         2001
                                                         Carrying          Fair         Carrying        Fair
Financial Assets                                           value           value          value         value
Fixed maturities                                      $24,052,104    $24,052,104    $20,157,137   $20,157,137
Common stocks                                                  21             21          1,704         1,704
Mortgage loans on real estate                           3,417,651      3,815,362      3,680,394     3,845,950
Cash and cash equivalents                               4,424,061      4,424,061      1,150,251     1,150,251
Other investment                                          110,574        108,813         75,721        75,721
Derivatives                                                24,016         24,016         34,477        34,477
Separate account assets                                21,980,674     21,980,674     27,333,697    27,333,697
                                                       ----------     ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities            $21,911,497    $21,282,750    $18,139,462   $17,671,777
Derivatives                                                 9,099          9,099          2,506         2,506
Separate account liabilities                           19,391,316     18,539,425     24,280,092    23,716,854
                                                       ----------     ----------     ----------    ----------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,432,294 and $1,368,254, respectively, and policy loans of $67,523 and $84,557, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $2,589,358 and $3,053,605, respectively.

                                                              S-6467-20 G (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                       AMERICAN EXPRESS RETIREMENT ADVISOR
                          VARIABLE ANNUITY(R) - BAND 3

                          IDS LIFE VARIABLE ACCOUNT 10
                                   MAY 1, 2003

IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

TABLE OF CONTENTS


Performance Information                                                   p.  3
Calculating Annuity Payouts                                               p. 10
Rating Agencies                                                           p. 11
Principal Underwriter                                                     p. 11
Independent Auditors                                                      p. 11
Financial Statements


   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC).
An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:          P = a hypothetical initial payment of $1,000

                T = average annual total return

                n = number of years

              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

AVERAGE ANNUAL TOTAL RETURN(a) WITH SELECTION OF MAV AND EEB DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002

                                                                                    PERFORMANCE OF
                                                                                    THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR       COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC3           Blue Chip Advantage Fund (9/99; 9/99)(1)                          (23.61%)       (12.99%)
BD3           Bond Fund (9/99; 10/81)                                             4.44           5.13
CR3           Capital Resource Fund (9/99; 10/81)                               (22.97)        (14.66)
CM3           Cash Management Fund (9/99; 10/81)                                  0.10           2.61
DE3           Diversified Equity Income Fund (9/99; 9/99)                       (19.99)         (5.53)
EM3           Emerging Markets Fund (5/00; 5/00)                                 (6.47)        (14.22)
ES3           Equity Select Fund (5/01; 5/01)                                   (14.74)        (10.08)
EI3           Extra Income Fund (9/99; 5/96)                                     (7.54)         (4.02)
FI3           Federal Income Fund (9/99; 9/99)                                    4.73           5.38
GB3           Global Bond Fund (9/99; 5/96)                                      13.82           4.81
GR3           Growth Fund (9/99; 9/99)                                          (27.03)        (20.16)
IE3           International Fund (9/99; 1/92)                                   (19.20)        (16.83)
MF3           Managed Fund (9/99; 4/86)                                         (13.91)         (6.14)
ND3           NEW DIMENSIONS FUND(R) (9/99; 5/96)                               (22.84)        (10.52)
IV3           S&P 500 Index Fund (5/00; 5/00)                                   (23.36)        (17.76)
SC3           Small Cap Advantage Fund (9/99; 9/99)                             (18.03)         (3.70)
SA3           Strategy Aggressive Fund (9/99; 1/92)                             (32.84)        (16.68)
            AIM V.I.
3CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)           (25.29)        (11.68)
3CD           Capital Development Fund, Series I Shares (9/99; 5/98)            (22.30)         (0.81)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
3IF           VP International, Class I (9/99; 5/94)                            (21.32)        (11.94)
3VA           VP Value, Class I (9/99; 5/96)                                    (13.62)          1.46
            CALVERT VARIABLE SERIES, INC.
3SR           Social Balanced Portfolio (5/00; 9/86)                            (13.19)         (9.56)
            CREDIT SUISSE TRUST -
3EG           Emerging Growth Portfolio (9/99; 9/99)                            (30.21)         (8.14)
            FIDELITY(R) VIP
3GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)          (17.67)         (8.24)
3MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                  (10.91)         11.37
3OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                  (21.30)        (14.16)
            FTVIPT
3RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                 1.00           9.91
3SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                           (10.28)          6.62
3TF           Templeton Foreign Securities Fund - Class 2) (3/02; 5/92)(4)          --         (17.18)(b)
            GOLDMAN SACHS VIT
3SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                       (15.95)         (0.00)
3UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                            (22.84)        (11.32)
3MC           Mid Cap Value Fund (9/99; 5/98)                                    (5.73)          8.35

                                                                                                PERFORMANCE OF
                                                                                                   THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR        5 YEARS     10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC3           Blue Chip Advantage Fund (9/99; 9/99)(1)                          (23.61%)           --%          --%      (12.99%)
BD3           Bond Fund (9/99; 10/81)                                             4.44           3.25         5.86         8.93
CR3           Capital Resource Fund (9/99; 10/81)                               (22.97)         (5.18)        2.71         9.05
CM3           Cash Management Fund (9/99; 10/81)                                  0.10           3.02         3.19         5.04
DE3           Diversified Equity Income Fund (9/99; 9/99)                       (19.99)            --           --        (5.53)
EM3           Emerging Markets Fund (5/00; 5/00)                                 (6.47)            --           --       (14.22)
ES3           Equity Select Fund (5/01; 5/01)                                   (14.74)            --           --       (10.08)
EI3           Extra Income Fund (9/99; 5/96)                                     (7.54)         (3.06)          --         0.14
FI3           Federal Income Fund (9/99; 9/99)                                    4.73             --           --         5.38
GB3           Global Bond Fund (9/99; 5/96)                                      13.82           3.34           --         3.99
GR3           Growth Fund (9/99; 9/99)                                          (27.03)            --           --       (20.17)
IE3           International Fund (9/99; 1/92)                                   (19.20)         (6.92)        0.83         0.54
MF3           Managed Fund (9/99; 4/86)                                         (13.91)         (0.84)        5.44         7.54
ND3           NEW DIMENSIONS FUND(R) (9/99; 5/96)                               (22.84)         (0.98)          --         4.02
IV3           S&P 500 Index Fund (5/00; 5/00)                                   (23.36)            --           --       (17.76)
SC3           Small Cap Advantage Fund (9/99; 9/99)                             (18.03)            --           --        (3.70)
SA3           Strategy Aggressive Fund (9/99; 1/92)                             (32.84)         (9.31)        0.64         1.31
            AIM V.I.
3CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)           (25.29)         (3.31)          --         6.21
3CD           Capital Development Fund, Series I Shares (9/99; 5/98)            (22.30)            --           --        (2.31)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
3IF           VP International, Class I (9/99; 5/94)                            (21.32)         (3.97)          --         1.18
3VA           VP Value, Class I (9/99; 5/96)                                    (13.62)          2.81           --         7.30
            CALVERT VARIABLE SERIES, INC.
3SR           Social Balanced Portfolio (5/00; 9/86)                            (13.19)         (0.38)        5.52         6.76
            CREDIT SUISSE TRUST -
3EG           Emerging Growth Portfolio (9/99; 9/99)                            (30.21)            --           --        (8.71)
            FIDELITY(R) VIP
3GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)          (17.67)         (0.45)          --         3.92
3MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                  (10.91)            --           --        14.40
3OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                  (21.30)         (5.08)        3.56         3.04
            FTVIPT
3RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                 1.00           1.37         8.92         8.49
3SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                           (10.28)            --           --        (0.65)
3TF           Templeton Foreign Securities Fund - Class 2) (3/02; 5/92)(4)      (19.52)         (3.18)        6.66         5.53
            GOLDMAN SACHS VIT
3SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                       (15.95)            --           --        (1.82)
3UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                            (22.84)            --           --        (3.51)
3MC           Mid Cap Value Fund (9/99; 5/98)                                    (5.73)            --           --         2.85


   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

AVERAGE ANNUAL TOTAL RETURN(a) WITH SELECTION OF MAV AND EEB DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                    PERFORMANCE OF
                                                                                    THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR       COMMENCEMENT
            JANUS ASPEN SERIES
3GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)       (41.77%)       (41.27%)
3IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                    (26.68)        (26.66)
3AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)          (29.03)        (37.55)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
3IP           International Equity Portfolio (9/99; 9/98)                       (11.71)        (12.79)
            MFS(R)
3MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                     (28.63)        (24.41)
3MD           New Discovery Series - Service Class (5/00; 5/98)(6)              (32.69)        (18.16)
            PUTNAM VARIABLE TRUST
3IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                   (14.62)        (16.29)
3VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)            (31.50)        (15.07)
            ROYCE CAPITAL FUND
3MI           Micro-Cap Portfolio (9/99; 12/96)                                 (13.87)         12.92
            THIRD AVENUE
3SV           Value Portfolio (9/99; 9/99)                                      (11.73)         12.99
            WANGER
3IT           International Small Cap (9/99; 5/95)                              (14.82)         (9.54)
3SP           U.S. Smaller Companies (9/99; 5/95)                               (17.78)         (1.58)
            WELLS FARGO VT
3AA           Asset Allocation Fund (5/01; 4/94)(8)                             (13.84)        (10.97)
3WI           International Equity Fund (5/01; 7/00)                            (23.86)        (20.84)
3SG           Small Cap Growth Fund (5/01; 5/95)(9)                             (39.07)        (28.70)

                                                                                                PERFORMANCE OF
                                                                                                   THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR         5 YEARS      10 YEARS  COMMENCEMENT
            JANUS ASPEN SERIES
3GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)       (41.77%)           --%          --%      (38.75%)
3IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                    (26.68)         (1.05)          --         7.08
3AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)          (29.03)         (3.41)          --         5.87
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                Service Shares)
            LAZARD RETIREMENT SERIES
3IP           International Equity Portfolio (9/99; 9/98)                       (11.71)            --           --        (5.09)
            MFS(R)
3MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                     (28.63)            --           --        (9.84)
3MD           New Discovery Series - Service Class (5/00; 5/98)(6)              (32.69)            --           --         1.39
            PUTNAM VARIABLE TRUST
3IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                   (14.62)         (3.48)          --        (3.12)
3VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)            (31.50)         (5.22)          --        (1.14)
            ROYCE CAPITAL FUND
3MI           Micro-Cap Portfolio (9/99; 12/96)                                 (13.87)         11.16           --        12.60
            THIRD AVENUE
3SV           Value Portfolio (9/99; 9/99)                                      (11.73)            --           --        13.06
            WANGER
3IT           International Small Cap (9/99; 5/95)                              (14.82)          4.12           --        10.07
3SP           U.S. Smaller Companies (9/99; 5/95)                               (17.78)          1.85           --        11.81
            WELLS FARGO VT
3AA           Asset Allocation Fund (5/01; 4/94)(8)                             (13.84)          1.25           --         6.99
3WI           International Equity Fund (5/01; 7/00)                            (23.86)            --           --       (20.57)
3SG           Small Cap Growth Fund (5/01; 5/95)(9)                             (39.07)        (13.44)       (2.98)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, 0.15% annual MAV fee, 0.30% annual EEB fee and a 0.55% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

AVERAGE ANNUAL TOTAL RETURN(a) FOR PERIODS ENDING DEC. 31, 2002

                                                                                    PERFORMANCE OF
                                                                                    THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR       COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC3           Blue Chip Advantage Fund (9/99; 9/99)(1)                          (23.16%)       (12.54%)
BD3           Bond Fund (9/99; 10/81)                                             4.89           5.58
CR3           Capital Resource Fund (9/99; 10/81)                               (22.52)        (14.21)
CM3           Cash Management Fund (9/99; 10/81)                                  0.55           3.06
DE3           Diversified Equity Income Fund (9/99; 9/99)                       (19.54)         (5.08)
EM3           Emerging Markets Fund (5/00; 5/00)                                 (6.02)        (13.77)
ES3           Equity Select Fund (5/01; 5/01)                                   (14.29)         (9.63)
EI3           Extra Income Fund (9/99; 5/96)                                     (7.09)         (3.57)
FI3           Federal Income Fund (9/99; 9/99)                                    5.18           5.83
GB3           Global Bond Fund (9/99; 5/96)                                      14.27           5.26
GR3           Growth Fund (9/99; 9/99)                                          (26.58)        (19.71)
IE3           International Fund (9/99; 1/92)                                   (18.75)        (16.38)
MF3           Managed Fund (9/99; 4/86)                                         (13.46)         (5.69)
ND3           NEW DIMENSIONS FUND(R) (9/99; 5/96)                               (22.39)        (10.07)
IV3           S&P 500 Index Fund (5/00; 5/00)                                   (22.91)        (17.31)
SC3           Small Cap Advantage Fund (9/99; 9/99)                             (17.58)         (3.25)
SA3           Strategy Aggressive Fund (9/99; 1/92)                             (32.39)        (16.23)
            AIM V.I.
3CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)           (24.84)        (11.23)
3CD           Capital Development Fund, Series I Shares (9/99; 5/98)            (21.85)         (0.36)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
3IF           VP International, Class I (9/99; 5/94)                            (20.87)        (11.49)
3VA           VP Value, Class I (9/99; 5/96)                                    (13.17)          1.91
            CALVERT VARIABLE SERIES, INC.
3SR           Social Balanced Portfolio (5/00; 9/86)                            (12.74)         (9.11)
            CREDIT SUISSE TRUST -
3EG           Emerging Growth Portfolio (9/99; 9/99)                            (29.76)         (7.69)
            FIDELITY(R) VIP
3GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)          (17.22)         (7.79)
3MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                  (10.46)         11.82
3OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                  (20.85)        (13.71)
            FTVIPT
3RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                 1.45          10.36
3SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (9.83)          7.07
3TF           Templeton Foreign Securities Fund - Class 2) (3/02; 5/92)(4)          --         (16.73)(b)
            GOLDMAN SACHS VIT
3SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                       (15.50)          0.45
3UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                            (22.39)        (10.87)
3MC           Mid Cap Value Fund (9/99; 5/98)                                    (5.28)          8.80

                                                                                                PERFORMANCE OF
                                                                                                   THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR         5 YEARS      10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC3           Blue Chip Advantage Fund (9/99; 9/99)(1)                          (23.16%)           --%          --%      (12.54%)
BD3           Bond Fund (9/99; 10/81)                                             4.89           3.70         6.31         9.38
CR3           Capital Resource Fund (9/99; 10/81)                               (22.52)         (4.73)        3.16         9.50
CM3           Cash Management Fund (9/99; 10/81)                                  0.55           3.47         3.64         5.49
DE3           Diversified Equity Income Fund (9/99; 9/99)                       (19.54)            --           --        (5.08)
EM3           Emerging Markets Fund (5/00; 5/00)                                 (6.02)            --           --       (13.77)
ES3           Equity Select Fund (5/01; 5/01)                                   (14.29)            --           --        (9.63)
EI3           Extra Income Fund (9/99; 5/96)                                     (7.09)         (2.61)          --         0.59
FI3           Federal Income Fund (9/99; 9/99)                                    5.18             --           --         5.83
GB3           Global Bond Fund (9/99; 5/96)                                      14.27           3.79           --         4.44
GR3           Growth Fund (9/99; 9/99)                                          (26.58)            --           --       (19.72)
IE3           International Fund (9/99; 1/92)                                   (18.75)         (6.47)        1.28         0.99
MF3           Managed Fund (9/99; 4/86)                                         (13.46)         (0.39)        5.89         7.99
ND3           NEW DIMENSIONS FUND(R) (9/99; 5/96)                               (22.39)         (0.53)          --         4.47
IV3           S&P 500 Index Fund (5/00; 5/00)                                   (22.91)            --           --       (17.31)
SC3           Small Cap Advantage Fund (9/99; 9/99)                             (17.58)            --           --        (3.25)
SA3           Strategy Aggressive Fund (9/99; 1/92)                             (32.39)         (8.86)        1.09         1.76
            AIM V.I.
3CA           Capital Appreciation Fund, Series I Shares (9/99; 5/93)           (24.84)         (2.86)          --         6.66
3CD           Capital Development Fund, Series I Shares (9/99; 5/98)            (21.85)            --           --        (1.86)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
3IF           VP International, Class I (9/99; 5/94)                            (20.87)         (3.52)          --         1.63
3VA           VP Value, Class I (9/99; 5/96)                                    (13.17)          3.26           --         7.75
            CALVERT VARIABLE SERIES, INC.
3SR           Social Balanced Portfolio (5/00; 9/86)                            (12.74)          0.07         5.97         7.21
            CREDIT SUISSE TRUST -
3EG           Emerging Growth Portfolio (9/99; 9/99)                            (29.76)            --           --        (8.26)
            FIDELITY(R) VIP
3GI           Growth & Income Portfolio Service Class (9/99; 12/96)(2)          (17.22)         (0.00)          --         4.37
3MP           Mid Cap Portfolio Service Class (9/99; 12/98)(3)                  (10.46)            --           --        14.85
3OS           Overseas Portfolio Service Class (9/99; 1/87)(3)                  (20.85)         (4.63)        4.01         3.49
            FTVIPT
3RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                 1.45           1.82         9.37         8.94
3SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(4)                                            (9.83)            --           --        (0.20)
3TF           Templeton Foreign Securities Fund - Class 2) (3/02; 5/92)(4)      (19.07)         (2.73)        7.11         5.98
            GOLDMAN SACHS VIT
3SE           CORE(SM) Small Cap Equity Fund (9/99; 2/98)                       (15.50)            --           --        (1.37)
3UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                            (22.39)            --           --        (3.06)
3MC           Mid Cap Value Fund (9/99; 5/98)                                    (5.28)            --           --         3.30


   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

                                                                                    PERFORMANCE OF
                                                                                    THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR       COMMENCEMENT
            JANUS ASPEN SERIES
3GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)       (41.32%)       (40.82%)
3IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                    (26.23)        (26.21)
3AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)          (28.58)        (37.10)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
3IP           International Equity Portfolio (9/99; 9/98)                       (11.26)        (12.34)
            MFS(R)
3MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                     (28.18)        (23.96)
3MD           New Discovery Series - Service Class (5/00; 5/98)(6)              (32.24)        (17.71)
            PUTNAM VARIABLE TRUST
3IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                   (14.17)        (15.84)
3VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)            (31.05)        (14.62)
            ROYCE CAPITAL FUND
3MI           Micro-Cap Portfolio (9/99; 12/96)                                 (13.42)         13.37
            THIRD AVENUE
3SV           Value Portfolio (9/99; 9/99)                                      (11.28)         13.44
            WANGER
3IT           International Small Cap (9/99; 5/95)                              (14.37)         (9.09)
3SP           U.S. Smaller Companies (9/99; 5/95)                               (17.33)         (1.13)
            WELLS FARGO VT
3AA           Asset Allocation Fund (5/01; 4/94)(8)                             (13.39)        (10.52)
3WI           International Equity Fund (5/01; 7/00)                            (23.41)        (20.39)
3SG           Small Cap Growth Fund (5/01; 5/95)(9)                             (38.62)        (28.25)

                                                                                                PERFORMANCE OF
                                                                                                   THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                       1 YEAR         5 YEARS      10 YEARS  COMMENCEMENT
            JANUS ASPEN SERIES
3GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(5)       (41.32%)           --%          --%      (38.30%)
3IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(5)                                    (26.23)         (0.60)          --         7.53
3AG           Mid Cap Growth Portfolio: Service Shares (5/00; 9/93)(5)          (28.58)         (2.96)          --         6.32
              (previously Janus Aspen Series Aggressive Growth Portfolio:
                 Service Shares)
            LAZARD RETIREMENT SERIES
3IP           International Equity Portfolio (9/99; 9/98)                       (11.26)            --           --        (4.64)
            MFS(R)
3MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(6)                                     (28.18)            --           --        (9.39)
3MD           New Discovery Series - Service Class (5/00; 5/98)(6)              (32.24)            --           --         1.84
            PUTNAM VARIABLE TRUST
3IN           Putnam VT International New Opportunities Fund -
              Class IB Shares (9/99; 1/97)(7)                                   (14.17)         (3.03)          --        (2.67)
3VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(7)            (31.05)         (4.77)          --        (0.69)
            ROYCE CAPITAL FUND
3MI           Micro-Cap Portfolio (9/99; 12/96)                                 (13.42)         11.61           --        13.05
            THIRD AVENUE
3SV           Value Portfolio (9/99; 9/99)                                      (11.28)            --           --        13.51
            WANGER
3IT           International Small Cap (9/99; 5/95)                              (14.37)          4.57           --        10.52
3SP           U.S. Smaller Companies (9/99; 5/95)                               (17.33)          2.30           --        12.26
            WELLS FARGO VT
3AA           Asset Allocation Fund (5/01; 4/94)(8)                             (13.39)          1.70           --         7.44
3WI           International Equity Fund (5/01; 7/00)                            (23.41)            --           --       (20.12)
3SG           Small Cap Growth Fund (5/01; 5/95)(9)                             (38.62)        (12.99)          --        (2.53)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge and a 0.55% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

NOTES TO PERFORMANCE INFORMATION

(1)  Commencement date of the subaccount; Commencement date of the fund.

(2) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(3) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(6) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(7) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(8) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(9) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.


   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:      P =  a hypothetical initial payment of $1,000
          ERV =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period,  at the end of the period
                 (or fractional portion thereof).

All total return figures reflect the deduction of the following charges: the contract administrative charge, the Maximum Anniversary Value Death Benefit Rider fee, the Enhanced Earnings Death Benefit Rider fee and mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD
For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002

SUBACCOUNT       INVESTING IN:                                      SIMPLE YIELD       COMPOUND YIELD
CM3              AXP(R) Variable Portfolio - Cash Management Fund       0.23%               0.23%


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002

SUBACCOUNT       INVESTING IN:                                                  YIELD
BD3              AXP(R) Variable Portfolio - Bond Fund                           5.16%
EI3              AXP(R) Variable Portfolio - Extra Income Fund                   4.41
FI3              AXP(R) Variable Portfolio - Federal Income Fund                 2.96
GB3              AXP(R) Variable Portfolio - Global Bond Fund                    3.15


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:


- take the value of your fixed account at the settlement date or the date you selected to begin receiving your annuity payouts; then


- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at (americanexpress.com/advisors) or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                                   www.ambest.com
Fitch                                       www.fitchratings.com
Moody's                                     www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been: 2002: $37,418,102; 2001: $41,792,624; and 2000:
$56,851,815. IDS Life retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3 (comprised of subaccounts BC3, BD3, CR3, CM3, DE3, EM3, ES3, EI3, FI3, GB3, GR3, IE3, MF3, ND3, IV3, SC3, SA3, 3CA, 3CD, 3IF, 3VA, 3SR, 3EG, 3GI, 3MP, 3OS, 3RE, 3SI, 3TF, 3SE, 3UE, 3MC, 3GT, 3IG, 3AG, 3IP, 3MG, 3MD, 3IN, 3VS, 3MI, 3SV, 3IT, 3SP, 3AA, 3WI and 3SG) as of December 31, 2002, and the related statements of operations and changes in nets assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3 at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota

March 21, 2003

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
DECEMBER 31, 2002                                                        BC3           BD3         CR3          CM3          DE3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                         $    262,697 $    885,758 $    122,124 $  3,241,265 $  1,040,408
                                                                    ----------------------------------------------------------------
    at market value                                                 $    197,932 $    900,431 $    119,810 $  3,241,265 $  1,040,055
Dividends receivable                                                          --        3,667           --        4,206           --
Accounts receivable from IDS Life
  for contract purchase payments                                              --        7,468           --    1,081,894           --
Receivable from mutual funds and portfolios
  for share redemptions                                                       --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             197,932      911,566      119,810    4,327,365    1,040,055
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                            95          417           58        2,625          251
    Contract terminations                                                     --           --           --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                                   --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                             95          417           58        2,625          251
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                197,837      911,149      119,752    4,324,740    1,039,804
Net assets applicable to contracts in payment period                          --           --           --           --           --
Net assets applicable to seed money                                           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $    197,837 $    911,149 $    119,752 $  4,324,740 $  1,039,804
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                                           313,942      761,704      202,292    3,911,088    1,262,412
====================================================================================================================================
Net asset value per accumulation unit                               $       0.63 $       1.20 $       0.59 $       1.11 $       0.82
====================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                            EM3          ES3          EI3         FI3          GB3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                         $  4,281,090 $  2,223,700 $  2,814,753 $  1,525,440 $    286,141
                                                                    ----------------------------------------------------------------
    at market value                                                 $  3,646,305 $  2,021,954 $  2,811,596 $  1,539,965 $    297,056
Dividends receivable                                                          --           --        5,624        3,680        1,094
Accounts receivable from IDS Life
  for contract purchase payments                                              --           --           --           --           --
Receivable from mutual funds and portfolios
  for share redemptions                                                       --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                           3,646,305    2,021,954    2,817,220    1,543,645      298,150
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                         1,737          970          799          723          207
    Contract terminations                                                     --           --    1,505,278           --           --
Payable to mutual funds and portfolios
  for investments purchased                                                   --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                          1,737          970    1,506,077          723          207
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                191,345      284,547    1,311,143    1,542,922      297,943
Net assets applicable to contracts in payment period                          --           --           --           --           --
Net assets applicable to seed money                                    3,453,223    1,736,437           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $  3,644,568 $  2,020,984 $  1,311,143 $  1,542,922 $    297,943
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                                           277,030      327,689    1,479,516    1,274,641      251,492
====================================================================================================================================
Net asset value per accumulation unit                               $       0.69 $       0.87 $       0.89 $       1.21 $       1.18
====================================================================================================================================

See accompanying notes to financial statements.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                            GR3          IE3         MF3           ND3          IV3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                         $    656,791 $    264,567 $    104,755 $  1,916,812 $    672,257
                                                                    ----------------------------------------------------------------
    at market value                                                 $    502,915 $    267,600 $     97,883 $  1,723,204 $    543,809
Dividends receivable                                                          --           --           --           --           --
Accounts receivable from IDS Life
  for contract purchase payments                                             303           --           --      376,428       47,065
Receivable from mutual funds and portfolios
  for share redemptions                                                       --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             503,218      267,600       97,883    2,099,632      590,874
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                           243          107           53          831          260
    Contract terminations                                                     --           --           --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                                   --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            243          107           53          831          260
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                502,975      267,493       97,830    2,098,801      590,614
Net assets applicable to contracts in payment period                          --           --           --           --           --
Net assets applicable to seed money                                           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $    502,975 $    267,493 $     97,830 $  2,098,801 $    590,614
====================================================================================================================================
Accumulation units outstanding                                         1,063,816      487,561      120,076    3,029,005      973,266
====================================================================================================================================
Net asset value per accumulation unit                               $       0.47 $       0.55 $       0.81 $       0.69 $       0.61
====================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                             SC3         SA3         3CA          3CD         3IF
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                         $    386,254 $    220,116 $  1,271,949 $    408,123 $    564,410
                                                                    ----------------------------------------------------------------
    at market value                                                 $    349,481 $    212,666 $    684,513 $    296,805 $    421,067
Dividends receivable                                                          --           --           --           --           --
Accounts receivable from IDS Life
  for contract purchase payments                                              --           --           --           --           --
Receivable from mutual funds and portfolios
  for share redemptions                                                       --           --          331          143          203
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             349,481      212,666      684,844      296,948      421,270
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                           165          120          331          143          203
    Contract terminations                                                     --           --           --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                                   --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            165          120          331          143          203
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                349,316      212,546      684,513      296,805      421,067
Net assets applicable to contracts in payment period                          --           --           --           --           --
Net assets applicable to seed money                                           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $    349,316 $    212,546 $    684,513 $    296,805 $    421,067
Accumulation units outstanding                                           392,663      385,725    1,023,641      301,905      633,993
====================================================================================================================================
Net asset value per accumulation unit                               $       0.89 $       0.55 $       0.67 $       0.98 $       0.66
====================================================================================================================================

See accompanying notes to financial statements.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                            3VA          3SR         3EG           3GI         3MP
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                         $    857,979 $      7,531 $    508,794 $  1,095,372 $  1,279,906
                                                                    ----------------------------------------------------------------
    at market value                                                 $    808,291 $      6,235 $    317,386 $    881,563 $  1,225,546
Dividends receivable                                                          --           --           --           --           --
Accounts receivable from IDS Life
  for contract purchase payments                                             110           --           --           81           --
Receivable from mutual funds and portfolios
  for share redemptions                                                      388            3          150          425          618
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             808,789        6,238      317,536      882,069    1,226,164
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                           388            3          150          425          589
    Contract terminations                                                     --           --           --           --           29
Payable to mutual funds and portfolios
  for investments purchased                                                   57           --           --           81           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            445            3          150          506          618
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                808,344        6,235      317,386      881,563    1,225,546
Net assets applicable to contracts in payment period                          --           --           --           --           --
Net assets applicable to seed money                                           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $    808,344 $      6,235 $    317,386 $    881,563 $  1,225,546
====================================================================================================================================
Accumulation units outstanding                                           766,153        8,008      420,902    1,171,903      861,790
====================================================================================================================================
Net asset value per accumulation unit                               $       1.06 $       0.78 $       0.75 $       0.75 $       1.42
====================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                            3OS          3RE         3SI          3TF          3SE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                         $     51,901 $    281,160 $    370,595 $    165,088 $    101,644
                                                                    ----------------------------------------------------------------
    at market value                                                 $     50,240 $    279,651 $    344,449 $    153,323 $     87,890
Dividends receivable                                                          --           --           --           --           --
Accounts receivable from IDS Life
  for contract purchase payments                                              49        7,462           --           --           --
Receivable from mutual funds and portfolios
  for share redemptions                                                       26          132          159           75           43
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                              50,315      287,245      344,608      153,398       87,933
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                            26          132          159           75           43
    Contract terminations                                                     --           --           --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                                   49        7,462           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                             75        7,594          159           75           43
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                 50,240      279,651      344,449      153,323       87,890
Net assets applicable to contracts in payment period                          --           --           --           --           --
Net assets applicable to seed money                                           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $     50,240 $    279,651 $    344,449 $    153,323 $     87,890
====================================================================================================================================
Accumulation units outstanding                                            82,084      204,619      281,793      182,210       87,191
====================================================================================================================================
Net asset value per accumulation unit                               $       0.61 $       1.37 $       1.22 $       0.84 $       1.01
====================================================================================================================================

See accompanying notes to financial statements.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                             3UE         3MC         3GT          3IG          3AG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                         $    537,647 $    634,944 $    128,007 $    396,311 $    116,211
                                                                    ----------------------------------------------------------------
    at market value                                                 $    467,842 $    587,651 $     85,883 $    393,955 $     74,468
Dividends receivable                                                          --           --           --           --           --
Accounts receivable from IDS Life
  for contract purchase payments                                              --           --           --           48           --
Receivable from mutual funds and portfolios
  for share redemptions                                                      222        1,200          209          155           36
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             468,064      588,851       86,092      394,158       74,504
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                           222          275           40          155           36
    Contract terminations                                                     --          925          169           --           --
Payable to mutual funds and portfolios
  for investments purchased                                                   --           --           --           48           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            222        1,200          209          203           36
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                467,842      587,651       85,883      393,955       74,468
Net assets applicable to contracts in payment period                          --           --           --           --           --
Net assets applicable to seed money                                           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $    467,842 $    587,651 $     85,883 $    393,955 $     74,468
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                                           694,276      449,654      342,673      874,663      245,967
====================================================================================================================================
Net asset value per accumulation unit                               $       0.67 $       1.31 $       0.25 $       0.45 $       0.30
====================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                            3IP          3MG          3MD         3IN         3VS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                         $    417,532 $    530,082 $    388,228 $    606,845 $    641,783
                                                                    ----------------------------------------------------------------
    at market value                                                 $    410,768 $    382,341 $    297,200 $    514,553 $    310,130
Dividends receivable                                                          --           --           --           --           --
Accounts receivable from IDS Life
  for contract purchase payments                                              --           --           49           --           65
Receivable from mutual funds and portfolios
  for share redemptions                                                      178          178          138          254          151
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             410,946      382,519      297,387      514,807      310,346
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                           178          178          138          254          151
    Contract terminations                                                     --           --           --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                                   --           --           49           --           65
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            178          178          187          254          216
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                410,768      382,341      297,200      514,553      310,130
Net assets applicable to contracts in payment period                          --           --           --           --           --
Net assets applicable to seed money                                           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $    410,768 $    382,341 $    297,200 $    514,553 $    310,130
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                                           635,602      785,044      485,070      913,817      524,988
====================================================================================================================================
Net asset value per accumulation unit                               $       0.65 $       0.49 $       0.61 $       0.56 $       0.59
====================================================================================================================================

See accompanying notes to financial statements.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                           3MI           3SV         3IT           3SP         3AA
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                         $    770,441 $    457,606 $  1,056,488 $    893,932 $     26,698
                                                                    ----------------------------------------------------------------
    at market value                                                 $    688,766 $    423,219 $  1,082,377 $    818,631 $     24,388
Dividends receivable                                                          --           --           --           --           --
Accounts receivable from IDS Life
  for contract purchase payments                                              --          153           --        6,834        6,820
Receivable from mutual funds and portfolios
  for share redemptions                                                      333          207          464          379            8
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             689,099      423,579    1,082,841      825,844       31,216
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                           333          207          464          379            8
    Contract terminations                                                     --           --           --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                                   --          153           --        6,834        6,820
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            333          360          464        7,213        6,828
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                688,766      423,219    1,082,377      816,189       24,388
Net assets applicable to contracts in payment period                          --           --           --        2,442           --
Net assets applicable to seed money                                           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $    688,766 $    423,219 $  1,082,377 $    818,631 $     24,388
====================================================================================================================================
Accumulation units outstanding                                           452,939      278,763    1,483,880      846,698       28,992
====================================================================================================================================
Net asset value per accumulation unit                               $       1.52 $       1.52 $       0.73 $       0.96 $       0.84
====================================================================================================================================

                                                                                                               SEGREGATED ASSET
                                                                                                                  SUBACCOUNTS
                                                                                                           -------------------------
DECEMBER 31, 2002 (CONTINUED)                                                                                  3WI          3SG
ASSETS Investments in shares of
  mutual funds and portfolios:
    at cost                                                                                                $    100,509 $      3,452
                                                                                                           -------------------------
    at market value                                                                                        $     99,811 $      3,468
Dividends receivable                                                                                                 --           --
Accounts receivable from IDS Life
  for contract purchase payments                                                                                     --           --
Receivable from mutual funds and portfolios
  for share redemptions                                                                                              32            2
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     99,843        3,470
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                                                                   32            2
    Contract terminations                                                                                            --           --
Payable to mutual funds and portfolios
  for investments purchased                                                                                          --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                    32            2
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                                        99,811        3,468
Net assets applicable to contracts in payment period                                                                 --           --
Net assets applicable to seed money                                                                                  --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                                           $     99,811 $      3,468
====================================================================================================================================
Accumulation units outstanding                                                                                  144,415        5,984
====================================================================================================================================
Net asset value per accumulation unit                                                                      $       0.69 $       0.58
====================================================================================================================================

See accompanying notes to financial statements.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                    BC3            BD3            CR3           CM3            DE3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,923   $     36,196   $        784   $     80,209   $     10,775
Variable account expenses                                         2,190          3,750          1,027         37,643          2,926
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     733         32,446           (243)        42,566          7,849
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         381,143      6,675,424      3,473,104    201,164,166     14,676,397
    Cost of investments sold                                    438,959      6,679,233      3,493,950    201,164,176     14,810,456
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (57,816)        (3,809)       (20,846)           (10)      (134,059)
Distributions from capital gains                                     --             --         15,738             --          1,303
Net change in unrealized appreciation or
  depreciation of investments                                   (50,618)        17,554         (6,954)             9         (3,499)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (108,434)        13,745        (12,062)            (1)      (136,255)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (107,701)  $     46,191   $    (12,305)  $     42,565   $   (128,406)
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        EM3            ES3           EI3            FI3            GB3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $    121,580   $     23,677   $     19,857
Variable account expenses                                        20,414         10,679          9,062          4,461          2,173
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (20,414)       (10,679)       112,518         19,216         17,684
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         537,090        631,854     34,293,082      1,014,227      2,830,358
    Cost of investments sold                                    641,316        633,744     34,460,817      1,013,628      2,814,930
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (104,226)        (1,890)      (167,735)           599         15,428
Distributions from capital gains                                     --             --             --          6,166             --
Net change in unrealized appreciation or
  depreciation of investments                                   (85,109)      (286,993)        11,888         16,060         14,834
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (189,335)      (288,883)      (155,847)        22,825         30,262
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (209,749)  $   (299,562)  $    (43,329)  $     42,041   $     47,946
===================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        GR3            IE3            MF3            ND3           IV3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        412   $      4,288   $      5,079   $     11,439   $      5,348
Variable account expenses                                         3,755          3,397          1,096         12,237          3,055
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,343)           891          3,983           (798)         2,293
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         977,913     87,048,601        363,319      5,748,826        401,047
    Cost of investments sold                                  1,261,846     86,136,509        414,541      6,182,811        535,717
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (283,933)       912,092        (51,222)      (433,985)      (134,670)
Distributions from capital gains                                     --             82         20,944          2,613             --
Net change in unrealized appreciation or
  depreciation of investments                                    29,442          2,013         (8,418)      (148,644)        (7,021)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (254,491)       914,187        (38,696)      (580,016)      (141,691)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (257,834)  $    915,078   $    (34,713)  $   (580,814)  $   (139,398)
===================================================================================================================================

See accompanying notes to financial statements.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF OPERATIONS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        SC3           SA3            3CA             3CD            3IF
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $      4,655
Variable account expenses                                         2,270          2,298          5,046          2,321          3,073
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,270)        (2,298)        (5,046)        (2,321)         1,582
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         566,564     12,093,417        335,897        139,618        181,115
    Cost of investments sold                                    628,785     12,297,015        608,356        175,149        239,877
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (62,221)      (203,598)      (272,459)       (35,531)       (58,762)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (38,976)       (11,779)       (12,361)       (65,253)       (82,598)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (101,197)      (215,377)      (284,820)      (100,784)      (141,360)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (103,467)  $   (217,675)  $   (289,866)  $   (103,105)  $   (139,778)
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        3VA            3SR           3EG            3GI             3MP
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      5,201   $        183   $         --   $     12,137   $     10,051
Variable account expenses                                         3,636             33          2,204          5,092          6,819
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,565            150         (2,204)         7,045          3,232
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         706,344            668        170,407        185,471        670,233
    Cost of investments sold                                    741,115            788        274,454        211,777        697,486
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (34,771)          (120)      (104,047)       (26,306)       (27,253)
Distributions from capital gains                                 33,650             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (95,146)          (839)       (50,568)      (156,368)      (102,740)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (96,267)          (959)      (154,615)      (182,674)      (129,993)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (94,702)  $       (809)  $   (156,819)  $   (175,629)  $   (126,761)
===================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      3OS            3RE            3SI          3TF(1)          3SE
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        546   $      8,459   $        812   $      1,299   $        264
Variable account expenses                                           512          1,689          1,411            333            585
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      34          6,770           (599)           966           (321)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,334,891        200,589         86,684        103,067         20,696
    Cost of investments sold                                  1,369,796        195,535         99,663        109,107         21,803
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (34,905)         5,054        (12,979)        (6,040)        (1,107)
Distributions from capital gains                                     --             --          5,679             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,881         (9,803)       (33,497)       (11,765)       (15,831)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (33,024)        (4,749)       (40,797)       (17,805)       (16,938)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (32,990)  $      2,021   $    (41,396)  $    (16,839)  $    (17,259)
===================================================================================================================================


See accompanying notes to financial statements.


   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF OPERATIONS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        3UE            3MC           3GT            3IG            3AG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,962   $      6,125   $         --   $      1,811   $         --
Variable account expenses                                         3,718          2,410            379          2,642            736
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (756)         3,715           (379)          (831)          (736)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,557,749        134,802         37,112     13,009,112        113,127
    Cost of investments sold                                  1,828,438        145,021         60,443     12,901,387        171,521
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (270,689)       (10,219)       (23,331)       107,725        (58,394)
Distributions from capital gains                                     --          1,787             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    51,197        (48,745)       (11,973)        (3,394)         7,018
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (219,492)       (57,177)       (35,304)       104,331        (51,376)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (220,248)  $    (53,462)  $    (35,683)  $    103,500   $    (52,112)
===================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        3IP            3MG           3MD            3IN            3VS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,834   $         --   $         --   $      5,489   $         --
Variable account expenses                                         1,850          2,685          2,109          4,097          3,636
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (16)        (2,685)        (2,109)         1,392         (3,636)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       8,687,211        279,316        295,291        835,383        425,328
    Cost of investments sold                                  8,627,935        363,943        366,758        916,061        801,876
Net realized gain (loss) on sales of investments                 59,276        (84,627)       (71,467)       (80,678)      (376,548)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,085        (84,925)       (89,005)       (40,681)       116,409
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   64,361       (169,552)      (160,472)      (121,359)      (260,139)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     64,345   $   (172,237)  $   (162,581)  $   (119,967)  $   (263,775)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        3MI            3SV           3IT            3SP            3AA
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        936   $         --   $         --   $        249
Variable account expenses                                         3,858          2,785          4,886          5,004             63
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,858)        (1,849)        (4,886)        (5,004)           186
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         391,023        227,261     12,185,128        949,573            449
    Cost of investments sold                                    368,592        233,953     12,299,645        979,761            509
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 22,431         (6,692)      (114,517)       (30,188)           (60)
Distributions from capital gains                                 21,112          8,150             --             --             85
Net change in unrealized appreciation or
  depreciation of investments                                  (162,885)       (67,998)        61,802       (152,303)        (1,912)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (119,342)       (66,540)       (52,715)      (182,491)        (1,887)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (123,200)  $    (68,389)  $    (57,601)  $   (187,495)  $     (1,701)
===================================================================================================================================

See accompanying notes to financial statements.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF OPERATIONS

                                                                                                             SEGREGATED ASSET
                                                                                                                SUBACCOUNTS
                                                                                                        ---------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                                    3WI            3SG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                                        $          7   $         --
Variable account expenses                                                                                        168             56
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                                 (161)           (56)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                                                    3,145,465        130,946
    Cost of investments sold                                                                               3,132,994        141,081
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                              12,471        (10,135)
Distributions from capital gains                                                                                  --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                                   (692)            35
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                                11,779        (10,100)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                             $     11,618   $    (10,156)
===================================================================================================================================


(1) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.


See accompanying notes to financial statements.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                    BC3            BD3            CR3           CM3            DE3
OPERATIONS
Investment income (loss) -- net                            $        733   $     32,446   $       (243)  $     42,566   $      7,849
Net realized gain (loss) on sales of investments                (57,816)        (3,809)       (20,846)           (10)      (134,059)
Distributions from capital gains                                     --             --         15,738             --          1,303
Net change in unrealized appreciation or
  depreciation of investments                                   (50,618)        17,554         (6,954)             9         (3,499)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (107,701)        46,191        (12,305)        42,565       (128,406)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,456         75,827          1,259     16,400,339        140,478
Net transfers(1)                                               (180,736)      (308,736)       (87,349)    (1,768,769)       859,705
Transfers for policy loans                                       (3,030)            --          1,872        (19,135)        (6,893)
Contract charges                                                   (106)           (80)           (70)          (554)          (112)
Contract terminations:
    Surrender benefits                                         (111,290)       (23,949)        (5,956)   (16,548,478)      (112,852)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (291,706)      (256,938)       (90,244)    (1,936,597)       880,326
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 597,244      1,121,896        222,301      6,218,772        287,884
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    197,837   $    911,149   $    119,752   $  4,324,740   $  1,039,804
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          728,975        984,546        291,207      5,658,076        281,449
Contract purchase payments                                        4,536         65,587          1,922     14,868,286        140,211
Net transfers(1)                                               (271,039)      (267,402)       (85,555)    (1,608,368)       983,310
Transfers for policy loans                                       (3,151)            --          3,025        (17,331)        (6,515)
Contract charges                                                   (150)           (70)           (98)          (502)          (124)
Contract terminations:
    Surrender benefits                                         (145,229)       (20,957)        (8,209)   (14,989,073)      (135,919)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                313,942        761,704        202,292      3,911,088      1,262,412
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        EM3            ES3           EI3            FI3            GB3
OPERATIONS
Investment income (loss) -- net                            $    (20,414)  $    (10,679)  $    112,518   $     19,216   $     17,684
Net realized gain (loss) on sales of investments               (104,226)        (1,890)      (167,735)           599         15,428
Distributions from capital gains                                     --             --             --          6,166             --
Net change in unrealized appreciation or
  depreciation of investments                                   (85,109)      (286,993)        11,888         16,060         14,834
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (209,749)      (299,562)       (43,329)        42,041         47,946
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,687         10,954        364,032         57,819         16,488
Net transfers(1)                                                178,236        247,128       (102,421)       797,537        (24,917)
Transfers for policy loans                                           --           (116)            --             --             --
Contract charges                                                     (4)           (64)           (90)           (60)           (11)
Contract terminations:
    Surrender benefits                                               --             --       (382,503)       (34,766)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  179,919        257,902       (120,982)       820,530         (8,440)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,674,398      2,062,644      1,475,454        680,351        258,437
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,644,568   $  2,020,984   $  1,311,143   $  1,542,922   $    297,943
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            3,269         37,676      1,549,237        591,528        249,453
Contract purchase payments                                        2,195         11,990        381,550         49,632         15,704
Net transfers(1)                                                271,572        278,230        (42,003)       662,666        (13,655)
Transfers for policy loans                                           --           (138)            --             --             --
Contract charges                                                     (6)           (69)           (97)           (51)           (10)
Contract terminations:
    Surrender benefits                                               --             --       (409,171)       (29,134)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                277,030        327,689      1,479,516      1,274,641        251,492
===================================================================================================================================


See accompanying notes to financial statements.


   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        GR3            IE3            MF3            ND3            IV3
OPERATIONS
Investment income (loss) -- net                            $     (3,343)  $        891   $      3,983   $       (798)  $      2,293
Net realized gain (loss) on sales of investments               (283,933)       912,092        (51,222)      (433,985)      (134,670)
Distributions from capital gains                                     --             82         20,944          2,613             --
Net change in unrealized appreciation or
  depreciation of investments                                    29,442          2,013         (8,418)      (148,644)        (7,021)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (257,834)       915,078        (34,713)      (580,814)      (139,398)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       90,897         34,557          1,364        142,999         19,959
Net transfers(1)                                                (59,234)      (704,499)       (40,660)      (112,827)       104,499
Transfers for policy loans                                       (2,095)            --             --         (7,299)            --
Contract charges                                                   (318)           (43)           (31)          (797)           (50)
Contract terminations:
    Surrender benefits                                          (95,446)       (21,397)      (106,487)      (243,678)          (125)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (66,196)      (691,382)      (145,814)      (221,602)       124,283
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 827,005         43,797        278,357      2,901,217        605,729
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    502,975   $    267,493   $     97,830   $  2,098,801   $    590,614
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,285,419         65,188        295,986      3,252,328        770,207
Contract purchase payments                                      153,550         59,499          1,583        177,174         30,090
Net transfers(1)                                               (177,671)       394,472        (45,897)       (77,133)       173,207
Transfers for policy loans                                       (2,996)            --             --         (8,002)            --
Contract charges                                                   (583)           (69)           (35)        (1,023)           (69)
Contract terminations:
    Surrender benefits                                         (193,903)       (31,529)      (131,561)      (314,339)          (169)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,063,816        487,561        120,076      3,029,005        973,266
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        SC3            SA3           3CA            3CD            3IF
OPERATIONS
Investment income (loss) -- net                            $     (2,270)  $     (2,298)  $     (5,046)  $     (2,321)  $      1,582
Net realized gain (loss) on sales of investments                (62,221)      (203,598)      (272,459)       (35,531)       (58,762)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (38,976)       (11,779)       (12,361)       (65,253)       (82,598)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (103,467)      (217,675)      (289,866)      (103,105)      (139,778)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       36,724         27,190         16,667         14,985          6,971
Net transfers(1)                                                126,271         36,837        (90,554)       (88,098)       (83,570)
Transfers for policy loans                                          369         (3,138)        (4,050)        (6,888)        (3,550)
Contract charges                                                    (79)          (325)          (138)           (77)           (96)
Contract terminations:
    Surrender benefits                                         (118,641)      (124,753)      (154,293)       (15,227)       (13,802)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   44,644        (64,189)      (232,368)       (95,305)       (94,047)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 408,139        494,410      1,206,747        495,215        654,892
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    349,316   $    212,546   $    684,513   $    296,805   $    421,067
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          378,441        607,048      1,357,788        393,985        781,411
Contract purchase payments                                       39,162         40,231         19,805         12,778          9,452
Net transfers(1)                                                105,489        (29,395)      (134,635)       (87,804)      (135,718)
Transfers for policy loans                                          390         (3,950)        (4,497)        (5,271)        (4,268)
Contract charges                                                    (84)          (476)          (178)           (70)          (128)
Contract terminations:
    Surrender benefits                                         (130,735)      (227,733)      (214,642)       (11,713)       (16,756)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                392,663        385,725      1,023,641        301,905        633,993
===================================================================================================================================


See accompanying notes to financial statements.


   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        3VA            3SR           3EG            3GI           3MP
OPERATIONS
Investment income (loss) -- net                            $      1,565   $        150   $     (2,204)  $      7,045   $      3,232
Net realized gain (loss) on sales of investments                (34,771)          (120)      (104,047)       (26,306)       (27,253)
Distributions from capital gains                                 33,650             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (95,146)          (839)       (50,568)      (156,368)      (102,740)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (94,702)          (809)      (156,819)      (175,629)      (126,761)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       38,083            149         66,022         18,040         39,285
Net transfers(1)                                                254,370          1,370         (2,162)       180,016        115,749
Transfers for policy loans                                          989             --             --            251           (435)
Contract charges                                                   (152)            (4)          (128)          (299)          (513)
Contract terminations:
    Surrender benefits                                           (4,419)          (109)       (89,834)      (130,675)       (42,084)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  288,871          1,406        (26,102)        67,333        112,002
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 614,175          5,638        500,307        989,859      1,240,305
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    808,344   $      6,235   $    317,386   $    881,563   $  1,225,546
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          505,918          6,328        467,439      1,090,207        781,254
Contract purchase payments                                       32,712            172         65,186         21,752         25,556
Net transfers(1)                                                230,476          1,661          7,923        214,126         82,993
Transfers for policy loans                                          899             --             --            321           (315)
Contract charges                                                   (136)            (5)          (137)          (380)          (339)
Contract terminations:
    Surrender benefits                                           (3,716)          (148)      (119,509)      (154,123)       (27,359)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                766,153          8,008        420,902      1,171,903        861,790
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      3OS           3RE            3SI            3TF(2)         3SE
OPERATIONS
Investment income (loss) -- net                            $         34   $      6,770   $       (599)  $        966   $       (321)
Net realized gain (loss) on sales of investments                (34,905)         5,054        (12,979)        (6,040)        (1,107)
Distributions from capital gains                                     --             --          5,679             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,881         (9,803)       (33,497)       (11,765)       (15,831)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (32,990)         2,021        (41,396)       (16,839)       (17,259)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,844         59,931         24,863          1,940          4,848
Net transfers(1)                                                  4,978        (35,080)       173,726        168,276         (9,770)
Transfers for policy loans                                           --           (368)            --             --          1,922
Contract charges                                                    (59)          (193)          (104)           (19)           (76)
Contract terminations:
    Surrender benefits                                          (11,781)       (30,646)       (16,317)           (35)        (7,137)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (5,018)        (6,356)       182,168        170,162        (10,213)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  88,248        283,986        203,677             --        115,362
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     50,240   $    279,651   $    344,449   $    153,323   $     87,890
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          114,204        210,936        150,319             --         96,780
Contract purchase payments                                        2,718         43,076         18,008          2,134          4,296
Net transfers(1)                                                (16,131)       (26,836)       125,791        180,140         (9,010)
Transfers for policy loans                                           --           (269)            --             --          1,466
Contract charges                                                    (84)          (139)           (77)           (23)           (71)
Contract terminations:
    Surrender benefits                                          (18,623)       (22,149)       (12,248)           (41)        (6,270)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 82,084        204,619        281,793        182,210         87,191
===================================================================================================================================


See accompanying notes to financial statements.


   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        3UE           3MC             3GT           3IG            3AG
OPERATIONS
Investment income (loss) -- net                            $       (756)  $      3,715   $       (379)  $       (831)  $       (736)
Net realized gain (loss) on sales of investments               (270,689)       (10,219)       (23,331)       107,725        (58,394)
Distributions from capital gains                                     --          1,787             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    51,197        (48,745)       (11,973)        (3,394)         7,018
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (220,248)       (53,462)       (35,683)       103,500        (52,112)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,206,208         36,908         10,002         64,604         66,345
Net transfers(1)                                             (1,302,594)       351,157         35,017       (116,626)       (41,177)
Transfers for policy loans                                       (2,267)         1,814             --           (698)           (81)
Contract charges                                                   (203)          (176)          (175)          (157)          (160)
Contract terminations:
    Surrender benefits                                          (31,231)       (24,392)        (9,400)       (26,273)       (16,867)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (130,087)       365,311         35,444        (79,150)         8,060
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 818,177        275,802         86,122        369,605        118,520
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    467,842   $    587,651   $     85,883   $    393,955   $     74,468
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          943,339        200,117        201,887        605,897        279,868
Contract purchase payments                                       19,129         26,218         29,325        129,941        171,278
Net transfers(1)                                               (224,012)       240,159        140,499        187,163       (152,329)
Transfers for policy loans                                       (2,630)         1,188             --         (1,437)          (210)
Contract charges                                                   (265)          (125)          (581)          (305)          (462)
Contract terminations:
    Surrender benefits                                          (41,285)       (17,903)       (28,457)       (46,596)       (52,178)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                694,276        449,654        342,673        874,663        245,967
===================================================================================================================================




                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        3IP            3MG           3MD            3IN            3VS
OPERATIONS
Investment income (loss) -- net                            $        (16)  $     (2,685)  $     (2,109)  $      1,392   $     (3,636)
Net realized gain (loss) on sales of investments                 59,276        (84,627)       (71,467)       (80,678)      (376,548)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,085        (84,925)       (89,005)       (40,681)       116,409
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      64,345       (172,237)      (162,581)      (119,967)      (263,775)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       40,891         31,554         40,282         67,649         27,894
Net transfers(1)                                                122,639        (96,311)       (10,435)      (219,056)      (291,386)
Transfers for policy loans                                          368          1,990             --         (1,949)        (3,812)
Contract charges                                                    (66)          (233)          (145)          (381)          (303)
Contract terminations:
    Surrender benefits                                           (1,772)           (89)       (64,533)       (94,875)       (93,099)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  162,060        (63,089)       (34,831)      (248,612)      (360,706)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 184,363        617,667        494,612        883,132        934,611
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    410,768   $    382,341   $    297,200   $    514,553   $    310,130
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          253,393        913,438        547,539      1,346,750      1,092,048
Contract purchase payments                                       61,088         49,936         52,444        107,525         37,817
Net transfers(1)                                                323,069       (180,943)       (27,085)      (373,713)      (478,596)
Transfers for policy loans                                          553          3,200             --         (3,067)        (4,546)
Contract charges                                                    (97)          (439)          (220)          (621)          (447)
Contract terminations:
    Surrender benefits                                           (2,404)          (148)       (87,608)      (163,057)      (121,288)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                635,602        785,044        485,070        913,817        524,988
===================================================================================================================================


See accompanying notes to financial statements.


   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        3MI            3SV           3IT            3SP            3AA
OPERATIONS
Investment income (loss) -- net                            $     (3,858)  $     (1,849)  $     (4,886)  $     (5,004)  $        186
Net realized gain (loss) on sales of investments                 22,431         (6,692)      (114,517)       (30,188)           (60)
Distributions from capital gains                                 21,112          8,150             --             --             85
Net change in unrealized appreciation or
  depreciation of investments                                  (162,885)       (67,998)        61,802       (152,303)        (1,912)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (123,200)       (68,389)       (57,601)      (187,495)        (1,701)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       13,790         16,436         51,418         68,244         14,318
Net transfers(1)                                                267,912          4,215        491,742         34,504          3,900
Transfers for policy loans                                          (67)           106         (5,505)        (3,199)            --
Contract charges                                                   (317)          (218)          (350)          (319)            (5)
Contract terminations:
    Surrender benefits                                          (72,975)       (66,341)       (51,547)       (51,246)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  208,343        (45,802)       485,758         47,984         18,213
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 603,623        537,410        654,220        958,142          7,876
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    688,766   $    423,219   $  1,082,377   $    818,631   $     24,388
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          343,988        314,283        768,839        819,784          8,116
Contract purchase payments                                        8,115          9,978         65,599         62,318         16,350
Net transfers(1)                                                142,581         (7,188)       713,258         11,404          4,532
Transfers for policy loans                                          (44)            57         (6,332)        (2,805)            --
Contract charges                                                   (198)          (134)          (434)          (293)            (6)
Contract terminations:
    Surrender benefits                                          (41,503)       (38,233)       (57,050)       (43,710)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                452,939        278,763      1,483,880        846,698         28,992
===================================================================================================================================


See accompanying notes to financial statements.


   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                              SEGREGATED ASSET
                                                                                                                SUBACCOUNTS
                                                                                                        ---------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                                     3WI            3SG
OPERATIONS
Investment income (loss) -- net                                                                         $       (161)  $        (56)
Net realized gain (loss) on sales of investments                                                              12,471        (10,135)
Distributions from capital gains                                                                                  --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                                   (692)            35
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                   11,618        (10,156)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                     1,046          1,195
Net transfers(1)                                                                                              86,708         10,055
Transfers for policy loans                                                                                        --            369
Contract charges                                                                                                  (7)           (33)
Contract terminations:
    Surrender benefits                                                                                            (9)            (9)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                87,738         11,577
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                  455          2,047
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                               $     99,811   $      3,468
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                           506          2,169
Contract purchase payments                                                                                     1,283          1,631
Net transfers(1)                                                                                             142,645          1,664
Transfers for policy loans                                                                                        --            572
Contract charges                                                                                                  (9)           (42)
Contract terminations:
    Surrender benefits                                                                                           (10)           (10)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                             144,415          5,984
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

(2)  For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                    BC3            BD3            CR3           CM3            DE3
OPERATIONS
Investment income (loss) -- net                            $        784   $     34,948   $       (727)  $    232,236   $      1,754
Net realized gain (loss) on sales of investments                (98,973)         9,785       (155,527)          (180)        15,880
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     8,389         (5,986)        77,338             (9)        (3,401)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (89,800)        38,747        (78,916)       232,047         14,233
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       12,629        102,774          7,965   $ 12,532,302         23,747
Net transfers(1)                                                264,035        578,387         46,804     (4,219,613)       193,867
Transfers for policy loans                                           --             --             --         (3,472)            --
Contract charges                                                    (97)           (18)           (67)          (422)           (76)
Contract terminations:
    Surrender benefits                                          (36,893)       (33,915)        (3,000)    (9,369,308)      (163,632)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  239,674        647,228         51,702     (1,060,513)        53,906
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 447,370        435,921        249,515      7,047,238        219,745
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    597,244   $  1,121,896   $    222,301   $  6,218,772   $    287,884
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          453,558        409,536        266,218      6,615,282        218,167
Contract purchase payments                                       15,353         93,465          9,392     11,574,554         24,242
Net transfers(1)                                                303,239        511,400         19,648     (3,894,708)       198,574
Transfers for policy loans                                           --             --             --         (3,192)            --
Contract charges                                                   (113)           (16)           (82)          (385)           (77)
Contract terminations:
    Surrender benefits                                          (43,062)       (29,839)        (3,969)    (8,633,475)      (159,457)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                728,975        984,546        291,207      5,658,076        281,449
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

See accompanying notes to financial statements.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                      EM3           ES3(1)          EI3           FI3            GB3
OPERATIONS
Investment income (loss) -- net                            $    (19,606)  $     (7,461)  $    151,488   $     13,713   $      3,420
Net realized gain (loss) on sales of investments               (310,796)       (47,771)      (222,323)         5,365          6,523
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   257,738         85,247        124,421         (1,551)        (3,993)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (72,664)        30,015         53,586         17,527          5,950
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            9      2,001,788         28,149         47,030          4,415
Net transfers(2)                                                  1,298         30,841        318,431        623,192        243,869
Transfers for policy loans                                           --             --             --         (8,413)            --
Contract charges                                                     --             --            (81)            --             (6)
Contract terminations:
    Surrender benefits                                               --             --         (6,983)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,307      2,032,629        339,516        661,809        248,278
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,745,755             --      1,082,352          1,015          4,209
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,674,398   $  2,062,644   $  1,475,454   $    680,351   $    258,437
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            1,252             --      1,185,569            934          4,092
Contract purchase payments                                           14          1,930         30,373         41,646          4,248
Net transfers(2)                                                  2,003         35,746        340,788        556,291        241,119
Transfers for policy loans                                           --             --             --         (7,343)            --
Contract charges                                                     --             --            (85)            --             (6)
Contract terminations:
    Surrender benefits                                               --             --         (7,408)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,269         37,676      1,549,237        591,528        249,453
===================================================================================================================================

(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

See accompanying notes to financial statements.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        GR3            IE3            MF3           ND3            IV3
OPERATIONS
Investment income (loss) -- net                            $     (6,112)  $      2,231   $      5,143   $    (11,509)  $       (131)
Net realized gain (loss) on sales of investments               (626,041)       273,137        (34,787)    (1,421,391)    (1,765,553)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    96,024         15,747         18,304        616,580        893,596
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (536,129)       291,115        (11,340)      (816,320)      (872,088)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       87,097          8,016        164,766        223,803          2,851
Net transfers(1)                                               (341,843)      (320,543)       (18,863)      (456,464)       433,418
Transfers for policy loans                                          383             --             --            521             --
Contract charges                                                   (391)           (43)           (36)          (708)            (8)
Contract terminations:
    Surrender benefits                                          (32,568)       (11,447)        (9,000)      (270,298)    (8,248,026)
    Death benefits                                                   --             --             --             --         (3,318)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (287,322)      (324,017)       136,867       (503,146)    (7,815,083)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,650,456         76,699        152,830      4,220,683      9,292,900
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    827,005   $     43,797   $    278,357   $  2,901,217   $    605,729
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,761,529         80,621        144,523      3,919,497        285,103
Contract purchase payments                                      115,884         11,347        162,392        240,350          3,071
Net transfers(1)                                               (539,779)       (12,152)        (1,215)      (608,454)       513,204
Transfers for policy loans                                          552             --             --            588             --
Contract charges                                                   (553)           (55)           (36)          (777)           (10)
Contract terminations:
    Surrender benefits                                          (52,214)       (14,573)        (9,678)      (298,876)       (26,869)
    Death benefits                                                   --             --             --             --         (4,292)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,285,419         65,188        295,986      3,252,328        770,207
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

See accompanying notes to financial statements.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        SC3            SA3           3CA            3CD            3IF
OPERATIONS
Investment income (loss) -- net                            $     (2,670)  $     (2,764)  $     (7,139)  $     (2,664)  $     (3,393)
Net realized gain (loss) on sales of investments                (30,350)      (670,328)      (185,077)       (10,369)      (181,026)
Distributions from capital gains                                     --             --         97,097             --         52,107
Net change in unrealized appreciation or
  depreciation of investments                                     7,734        336,284       (276,634)       (28,845)       (75,606)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (25,286)      (336,808)      (371,753)       (41,878)      (207,918)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       15,918         48,432         38,334         10,681         32,576
Net transfers(1)                                                223,978       (181,643)           514        103,092        227,902
Transfers for policy loans                                           64            457             64             --             64
Contract charges                                                    (73)          (370)          (175)          (112)          (104)
Contract terminations:
    Surrender benefits                                         (138,514)       (10,151)       (24,415)       (13,395)       (31,728)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  101,373       (143,275)        14,322        100,266        228,710
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 332,052        974,493      1,564,178        436,827        634,100
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    408,139   $    494,410   $  1,206,747   $    495,215   $    654,892
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          286,198        798,425      1,342,566        317,679        532,486
Contract purchase payments                                       15,253         55,944         39,882          8,663         33,194
Net transfers(1)                                                205,147       (236,405)         1,476         79,200        251,300
Transfers for policy loans                                           64            539             75             --             78
Contract charges                                                    (74)          (405)          (189)           (92)          (109)
Contract terminations:
    Surrender benefits                                         (128,147)       (11,050)       (26,022)       (11,465)       (35,538)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                378,441        607,048      1,357,788        393,985        781,411
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

See accompanying notes to financial statements.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        3VA            3SR            3EG            3GI           3MP
OPERATIONS
Investment income (loss) -- net                            $      2,081   $        198   $     (3,953)  $      4,511   $     (6,422)
Net realized gain (loss) on sales of investments                 63,282           (122)      (194,881)       (72,959)       (42,562)
Distributions from capital gains                                     --            104             --         31,262             --
Net change in unrealized appreciation or
  depreciation of investments                                    19,701           (308)       (31,110)       (33,879)        20,869
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      85,064           (128)      (229,944)       (71,065)       (28,115)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       23,948            830         20,773         66,658        131,248
Net transfers(1)                                                119,059            340       (330,950)       307,897        203,801
Transfers for policy loans                                           64             --             --             64         (9,443)
Contract charges                                                    (52)            --           (154)          (237)          (515)
Contract terminations:
    Surrender benefits                                          (84,589)          (122)      (108,530)       (78,226)       (67,918)
    Death benefits                                                   --             --             --             --         (5,150)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   58,430          1,048       (418,861)       296,156        252,023
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 470,681          4,718      1,149,112        764,768      1,016,397
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    614,175   $      5,638   $    500,307   $    989,859   $  1,240,305
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          434,968          4,896        890,661        763,574        615,520
Contract purchase payments                                       21,946            876         19,696         71,220         86,538
Net transfers(1)                                                120,400            693       (341,506)       343,016        134,689
Transfers for policy loans                                           56             --             --             72         (6,435)
Contract charges                                                    (46)            --           (150)          (268)          (342)
Contract terminations:
    Surrender benefits                                          (71,406)          (137)      (101,262)       (87,407)       (45,316)
    Death benefits                                                   --             --             --             --         (3,400)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                505,918          6,328        467,439      1,090,207        781,254
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

See accompanying notes to financial statements.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        3OS            3RE            3SI           3IS            3SE
OPERATIONS
Investment income (loss) -- net                            $      4,645   $      6,928   $       (167)  $      2,263   $       (321)
Net realized gain (loss) on sales of investments                (33,487)        20,183         (8,415)        (8,782)        (5,848)
Distributions from capital gains                                  8,496             --          2,370             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (298)         2,232          6,700            (80)         6,702
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (20,644)        29,343            488         (6,599)           533
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       16,021          8,238         33,993          5,317          2,005
Net transfers(1)                                                (17,992)        68,584        164,697         56,388         27,245
Transfers for policy loans                                           --             --             --             --             (4)
Contract charges                                                    (77)           (72)           (20)           (44)           (63)
Contract terminations:
    Surrender benefits                                           (3,113)        (1,253)        (6,564)       (29,199)       (29,387)
    Death benefits                                                   --         (6,040)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (5,161)        69,457        192,106         32,462           (204)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 114,053        185,186         11,083         42,795        115,033
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     88,248   $    283,986   $    203,677   $     68,658   $    115,362
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          115,541        147,540          9,257         42,858        100,314
Contract purchase payments                                       18,365          6,495         25,689          5,745          1,803
Net transfers(1)                                                (15,043)        62,644        120,960         52,835         20,615
Transfers for policy loans                                           --             --             --             --             (1)
Contract charges                                                    (91)           (55)           (15)           (47)           (58)
Contract terminations:
    Surrender benefits                                           (4,568)        (1,036)        (5,572)       (30,349)       (25,893)
    Death benefits                                                   --         (4,652)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                114,204        210,936        150,319         71,042         96,780
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

See accompanying notes to financial statements.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        3UE            3MC            3AG           3GT            3IG
OPERATIONS
Investment income (loss) -- net                            $       (127)  $      1,658   $       (987)  $        211   $       (111)
Net realized gain (loss) on sales of investments                (23,375)        (3,466)       (93,759)      (161,454)       (47,101)
Distributions from capital gains                                     --         12,617             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (64,516)          (676)          (931)        55,614         (6,034)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (88,018)        10,133        (95,677)      (105,629)       (53,246)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       29,985         81,997         29,095         20,612         61,719
Net transfers(1)                                                328,864        227,145        (55,427)        40,583        (46,691)
Transfers for policy loans                                          (53)        (4,996)            --             --             --
Contract charges                                                   (200)           (83)          (165)          (227)           (93)
Contract terminations:
    Surrender benefits                                          (24,224)       (56,438)          (931)       (81,420)       (37,148)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  334,372        247,625        (27,428)       (20,452)       (22,213)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 571,823         18,044        241,625        212,203        445,064
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    818,177   $    275,802   $    118,520   $     86,122   $    369,605
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          577,230         14,593        342,793        309,990        555,627
Contract purchase payments                                       32,330         65,228         51,822         40,841         74,737
Net transfers(1)                                                362,668        167,062       (112,480)        40,845         35,872
Transfers for policy loans                                          (60)        (3,853)            --             --             --
Contract charges                                                   (224)           (65)          (362)          (508)          (150)
Contract terminations:
    Surrender benefits                                          (28,605)       (42,848)        (1,905)      (189,281)       (60,189)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                943,339        200,117        279,868        201,887        605,897
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

See accompanying notes to financial statements.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        3IP            3MG            3MD           3IN            3VS
OPERATIONS
Investment income (loss) -- net                            $       (713)  $     (2,289)  $     (2,118)  $     (6,829)  $     (6,355)
Net realized gain (loss) on sales of investments                (11,802)      (107,641)       (34,274)      (373,869)      (438,325)
Distributions from capital gains                                    953          3,682         11,262             --        163,984
Net change in unrealized appreciation or
  depreciation of investments                                    (9,460)       (25,399)        12,810        (17,056)      (303,292)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (21,022)      (131,647)       (12,320)      (397,754)      (583,988)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,085        141,372         49,174         29,718         99,376
Net transfers(1)                                                148,913        125,534        127,146       (335,199)      (271,807)
Transfers for policy loans                                           64            (16)            --            383            383
Contract charges                                                    (74)           (72)           (98)          (436)          (338)
Contract terminations:
    Surrender benefits                                           (3,464)          (123)        (6,910)       (76,127)       (30,701)
    Death benefits                                                   --             --             --         (2,512)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  150,524        266,695        169,312       (384,173)      (203,087)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  54,861        482,619        337,620      1,665,059      1,721,686
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    184,363   $    617,667   $    494,612   $    883,132   $    934,611
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           56,924        532,539        352,144      1,801,521      1,330,395
Contract purchase payments                                        6,709        208,754         56,265         41,032        100,690
Net transfers(1)                                                193,586        172,490        147,288       (377,439)      (306,017)
Transfers for policy loans                                           89            (23)            --            557            424
Contract charges                                                    (92)          (104)          (115)          (617)          (380)
Contract terminations:
    Surrender benefits                                           (3,823)          (218)        (8,043)      (114,390)       (33,064)
    Death benefits                                                   --             --             --         (3,914)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                253,393        913,438        547,539      1,346,750      1,092,048
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

See accompanying notes to financial statements.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                       3MI           3SV            3IT            3SP          3AA(1)
OPERATIONS
Investment income (loss) -- net                            $     (2,693)  $     (1,604)  $     (3,283)  $     (4,873)  $         58
Net realized gain (loss) on sales of investments                 39,685         12,385       (272,864)        36,829           (339)
Distributions from capital gains                                  8,636          4,635        177,936             --            210
Net change in unrealized appreciation or
  depreciation of investments                                    63,332         20,563        (26,983)        83,242           (398)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     108,960         35,979       (125,194)       115,198           (469)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       43,133         55,843        120,217         56,138            409
Net transfers(2)                                                243,178        394,861         23,742       (230,847)         7,936
Transfers for policy loans                                       (6,887)        (3,674)          (799)            --             --
Contract charges                                                   (176)           (85)          (382)          (202)            --
Contract terminations:
    Surrender benefits                                          (48,271)       (51,084)       (13,798)       (23,788)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  230,977        395,861        128,980       (198,699)         8,345
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 263,686        105,570        650,434      1,041,643             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    603,623   $    537,410   $    654,220   $    958,142   $      7,876
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          192,780         69,818        599,215        990,217             --
Contract purchase payments                                       32,221         35,992        132,754         50,060            425
Net transfers(2)                                                154,369        242,084         52,731       (198,497)         7,691
Transfers for policy loans                                       (4,429)        (2,390)        (1,130)            --             --
Contract charges                                                   (114)           (53)          (415)          (186)            --
Contract terminations:
    Surrender benefits                                          (30,839)       (31,168)       (14,316)       (21,810)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                343,988        314,283        768,839        819,784          8,116
===================================================================================================================================

(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

See accompanying notes to financial statements.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                              SEGREGATED ASSET
                                                                                                                SUBACCOUNTS
                                                                                                        ---------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                                                  3WI(1)         3SG(1)
OPERATIONS
Investment income (loss) -- net                                                                         $        (41)  $         (7)
Net realized gain (loss) on sales of investments                                                                (297)           (89)
Distributions from capital gains                                                                                  --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                                     (6)           (19)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                     (344)          (115)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                       269             79
Net transfers(2)                                                                                                 535          2,025
Transfers for policy loans                                                                                        --             64
Contract charges                                                                                                  (5)            (6)
Contract terminations:
    Surrender benefits                                                                                            --             --
    Death benefits                                                                                                --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                   799          2,162
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                   --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                               $        455   $      2,047
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                            --             --
Contract purchase payments                                                                                       270             87
Net transfers(2)                                                                                                 242          2,016
Transfers for policy loans                                                                                        --             75
Contract charges                                                                                                  (6)            (9)
Contract terminations:
    Surrender benefits                                                                                            --             --
    Death benefits                                                                                                --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                 506          2,169
===================================================================================================================================

(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

See accompanying notes to financial statements.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
IDS Life Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of IDS Life Insurance Company (IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT       INVESTS EXCLUSIVELY IN SHARES OF                                                          SHARES
--------------------------------------------------------------------------------------------------------------------
BC3              AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                         31,489
BD3              AXP(R) Variable Portfolio - Bond Fund(1)                                                     85,745
CR3              AXP(R) Variable Portfolio - Capital Resource Fund                                             7,710
CM3              AXP(R) Variable Portfolio - Cash Management Fund                                          3,242,428
DE3              AXP(R) Variable Portfolio - Diversified Equity Income Fund                                  129,555
EM3              AXP(R) Variable Portfolio - Emerging Markets Fund                                           520,679

ES3              AXP(R) Variable Portfolio - Equity Select Fund                                              230,734
EI3              AXP(R) Variable Portfolio - Extra Income Fund(2)                                            495,438
FI3              AXP(R) Variable Portfolio - Federal Income Fund(3)                                          145,639
GB3              AXP(R) Variable Portfolio - Global Bond Fund                                                 28,372
GR3              AXP(R) Variable Portfolio - Growth Fund                                                     104,652
IE3              AXP(R) Variable Portfolio - International Fund                                               40,886

MF3              AXP(R) Variable Portfolio - Managed Fund                                                      8,170
ND3              AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                          138,996
IV3              AXP(R) Variable Portfolio - S&P 500 Index Fund                                               90,522
SC3              AXP(R) Variable Portfolio - Small Cap Advantage Fund                                         40,242
SA3              AXP(R) Variable Portfolio - Strategy Aggressive Fund                                         37,453
3CA              AIM V.I. Capital Appreciation Fund, Series I Shares                                          41,662

3CD              AIM V.I. Capital Development Fund, Series I Shares                                           31,609
3IF              American Century(R) VP International, Class I                                                80,819
3VA              American Century(R) VP Value, Class I                                                       132,074
3SR              Calvert Variable Series, Inc. Social Balanced Portfolio                                       4,157
3EG              Credit Suisse Trust - Emerging Growth Portfolio                                              41,761
3GI              Fidelity(R) VIP Growth & Income Portfolio Service Class                                      81,626

3MP              Fidelity(R) VIP Mid Cap Portfolio Service Class                                              70,192
3OS              Fidelity(R) VIP Overseas Portfolio Service Class                                              4,592
3RE              FTVIPT Franklin Real Estate Fund - Class 2                                                   15,640
3SI              FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                    35,843
3TF              FTVIPT Templeton Foreign Securities Fund - Class 2(4)                                        16,276
3SE              Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                              9,564

3UE              Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                  55,105
3MC              Goldman Sachs VIT Mid Cap Value Fund                                                         55,386
3GT              Janus Aspen Series Global Technology Portfolio: Service Shares                               35,636
3IG              Janus Aspen Series International Growth Portfolio: Service Shares                            22,931
3AG              Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                   4,767
                    (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)

3IP              Lazard Retirement International Equity Portfolio                                             50,650
3MG              MFS(R) Investors Growth Stock Series - Service Class                                         54,698
3MD              MFS(R) New Discovery Series - Service Class                                                  28,632
3IN              Putnam VT International New Opportunities Fund - Class IB Shares                             61,476
3VS              Putnam VT Vista Fund - Class IB Shares                                                       39,407
3MI              Royce Micro-Cap Portfolio                                                                    90,627

3SV              Third Avenue Value Portfolio                                                                 28,233
3IT              Wanger International Small Cap                                                               81,566
3SP              Wanger U.S. Smaller Companies                                                                44,226
3AA              Wells Fargo VT Asset Allocation Fund                                                          2,343
3WI              Wells Fargo VT International Equity Fund                                                     17,298
3SG              Wells Fargo VT Small Cap Growth Fund                                                            715



(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.
(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.
(3) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.
(4) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.


   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life and may result in additional amounts being transferred into the variable annuity account by IDS Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.55% of the average daily net assets of each subaccount.

4. CONTRACT CHARGES

IDS Life deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional maximum anniversary value death benefit rider, enhanced earnings death benefit rider and enhanced earnings plus death benefit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

5. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:



FUND                                                                                                 PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                 0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                                                0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                                    0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                                     0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                           0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                    1.170% to 1.095%

AXP(R) Variable Portfolio - Equity Select Fund                                                       0.650% to 0.560%
AXP(R) Variable Portfolio - Extra Income Fund                                                        0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                                      0.610% to 0.535%
AXP(R) Variable Portfolio - Global Bond Fund                                                         0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                              0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                                       0.870% to 0.795%

AXP(R) Variable Portfolio - Managed Fund                                                             0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                   0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                       0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                 0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                 0.650% to 0.575%


For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.


                                                                                MAXIMUM                   MAXIMUM
                                                                               ADJUSTMENT                ADJUSTMENT
FUND                                                                     (PRIOR TO DEC. 1, 2002)   (AFTER DEC. 1, 2002)
-----------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                            0.08%                     0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                                N/A                      0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                      0.08%                     0.12%
AXP(R) Variable Portfolio - Emerging Markets Fund                               0.12%                     0.12%
AXP(R) Variable Portfolio - Equity Select Fund                                  0.12%                     0.12%
AXP(R) Variable Portfolio - Growth Fund                                         0.12%                     0.12%
AXP(R) Variable Portfolio - International Fund                                   N/A                      0.12%
AXP(R) Variable Portfolio - Managed Fund                                         N/A                      0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                               N/A                      0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                            0.12%                     0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                             N/A                      0.12%



IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.


   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                                                 PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                 0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                                                0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                                                    0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                                     0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                           0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                    0.100% to 0.050%

AXP(R) Variable Portfolio - Equity Select Fund                                                       0.060% to 0.030%
AXP(R) Variable Portfolio - Extra Income Fund                                                        0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                                      0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                                                         0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                                              0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                                                       0.060% to 0.035%

AXP(R) Variable Portfolio - Managed Fund                                                             0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                   0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                       0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                 0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                 0.060% to 0.035%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

6. INVESTMENT TRANSACTIONS

The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, for the period ended Dec. 31, 2002 were as follows:


SUBACCOUNT       INVESTMENT                                                                             PURCHASES
---------------------------------------------------------------------------------------------------------------------
BC3              AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                $         89,985
BD3              AXP(R) Variable Portfolio - Bond Fund                                                      7,199,863
CR3              AXP(R) Variable Portfolio - Capital Resource Fund                                          3,398,293
CM3              AXP(R) Variable Portfolio - Cash Management Fund                                         198,962,427
DE3              AXP(R) Variable Portfolio - Diversified Equity Income Fund                                15,484,879
EM3              AXP(R) Variable Portfolio - Emerging Markets Fund                                            696,615

ES3              AXP(R) Variable Portfolio - Equity Select Fund                                               879,049
EI3              AXP(R) Variable Portfolio - Extra Income Fund                                             34,261,705
FI3              AXP(R) Variable Portfolio - Federal Income Fund                                            1,860,431
GB3              AXP(R) Variable Portfolio - Global Bond Fund                                               2,840,667
GR3              AXP(R) Variable Portfolio - Growth Fund                                                      907,952
IE3              AXP(R) Variable Portfolio - International Fund                                            86,358,205

MF3              AXP(R) Variable Portfolio - Managed Fund                                                     242,570
ND3              AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                         4,991,795
IV3              AXP(R) Variable Portfolio - S&P 500 Index Fund                                               480,530
SC3              AXP(R) Variable Portfolio - Small Cap Advantage Fund                                         476,235
SA3              AXP(R) Variable Portfolio - Strategy Aggressive Fund                                      12,022,872
3CA              AIM V.I. Capital Appreciation Fund, Series I Shares                                           98,483

3CD              AIM V.I. Capital Development Fund, Series I Shares                                            41,992
3IF              American Century(R) VP International, Class I                                                 88,650
3VA              American Century(R) VP Value, Class I                                                      1,030,377
3SR              Calvert Variable Series, Inc. Social Balanced Portfolio                                        2,224
3EG              Credit Suisse Trust - Emerging Growth Portfolio                                              142,101
3GI              Fidelity(R) VIP Growth & Income Portfolio Service Class                                      259,849

3MP              Fidelity(R) VIP Mid Cap Portfolio Service Class                                              785,467
3OS              Fidelity(R) VIP Overseas Portfolio Service Class                                           1,329,907
3RE              FTVIPT Franklin Real Estate Fund - Class 2                                                   201,003
3SI              FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                    273,932
3TF              FTVIPT Templeton Foreign Securities Fund - Class 2                                           274,195
3SE              Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                              10,162

3UE              Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                1,426,906
3MC              Goldman Sachs VIT Mid Cap Value Fund                                                         505,615
3GT              Janus Aspen Series Global Technology Portfolio: Service Shares                                72,177
3IG              Janus Aspen Series International Growth Portfolio: Service Shares                          12,929,131
3AG              Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                  120,451
                    (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)

3IP              Lazard Retirement International Equity Portfolio                                           8,849,255
3MG              MFS(R) Investors Growth Stock Series - Service Class                                         213,542
3MD              MFS(R) New Discovery Series - Service Class                                                  258,351
3IN              Putnam VT International New Opportunities Fund - Class IB Shares                             588,163
3VS              Putnam VT Vista Fund - Class IB Shares                                                        60,986
3MI              Royce Micro-Cap Portfolio                                                                    616,620

3SV              Third Avenue Value Portfolio                                                                 187,760
3IT              Wanger International Small Cap                                                            12,666,000
3SP              Wanger U.S. Smaller Companies                                                                992,553
3AA              Wells Fargo VT Asset Allocation Fund                                                          18,933
3WI              Wells Fargo VT International Equity Fund                                                   3,233,042
3SG              Wells Fargo VT Small Cap Growth Fund                                                         142,467


   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

7. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                      BC3        BD3        CR3        CM3         DE3         EM3        ES3(4)       EI3
                                   ------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.99    $   1.06   $   0.94    $   1.07   $   1.01    $   0.75          --    $   0.91
At Dec. 31, 2001                   $   0.82    $   1.14   $   0.76    $   1.10   $   1.02    $   0.73    $   1.01    $   0.95
At Dec. 31, 2002                   $   0.63    $   1.20   $   0.59    $   1.11   $   0.82    $   0.69    $   0.87    $   0.89
-----------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        729         985        291       5,658        281           3          38       1,549
At Dec. 31, 2002                        314         762        202       3,911      1,262         277         328       1,480
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $    597    $  1,122   $    222    $  6,219   $    288    $  3,674    $  2,063    $  1,475
At Dec. 31, 2002                   $    198    $    911   $    120    $  4,325   $  1,040    $  3,645    $  2,021    $  1,311
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.70%       6.32%      0.27%       3.60%      0.98%       0.02%         --       10.89%
For the year ended Dec. 31, 2002       0.73%       5.17%      0.42%       1.15%      2.07%         --          --        7.43%
-----------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.55%       0.55%      0.55%       0.55%      0.55%       0.55%       0.55%       0.55%
For the year ended Dec. 31, 2002       0.55%       0.55%      0.55%       0.55%      0.55%       0.55%       0.55%       0.55%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (17.17%)      7.55%    (19.15%)      2.80%      0.99%      (2.67%)      1.00%       4.40%
For the year ended Dec. 31, 2002     (23.17%)      5.26%    (22.37%)      0.91%    (19.61%)     (5.48%)    (13.86%)     (6.32%)
-----------------------------------------------------------------------------------------------------------------------------

                                      FI3         GB3
                                   --------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.09   $   1.03
At Dec. 31, 2001                   $   1.15   $   1.04
At Dec. 31, 2002                   $   1.21   $   1.18
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        592        249
At Dec. 31, 2002                      1,275        251
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $    680   $    258
At Dec. 31, 2002                   $  1,543   $    298
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       4.22%      4.82%
For the year ended Dec. 31, 2002       2.92%      4.95%
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.55%      0.55%
For the year ended Dec. 31, 2002       0.55%      0.55%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       5.50%      0.97%
For the year ended Dec. 31, 2002       5.22%     13.46%
-------------------------------------------------------

                                      GR3        IE3        MF3          ND3        IV3         SC3         SA3        3CA
                                   ------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.94    $   0.95   $   1.06    $   1.08   $   0.90    $   1.16    $   1.22    $   1.17
At Dec. 31, 2001                   $   0.64    $   0.67   $   0.94    $   0.89   $   0.79    $   1.08    $   0.81    $   0.89
At Dec. 31, 2002                   $   0.47    $   0.55   $   0.81    $   0.69   $   0.61    $   0.89    $   0.55    $   0.67
-----------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      1,285          65        296       3,252        770         378         607       1,358
At Dec. 31, 2002                      1,064         488        120       3,029        973         393         386       1,024
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $    827    $     44   $    278    $  2,901   $    606    $    408    $    494    $  1,207
At Dec. 31, 2002                   $    503    $    267   $     98    $  2,099   $    591    $    349    $    213    $    685
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --        1.60%      2.50%       0.21%      0.55%         --        0.19%         --
For the year ended Dec. 31, 2002       0.06%       0.75%      2.54%       0.51%      0.96%         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.55%       0.55%      0.55%       0.55%      0.55%       0.55%       0.55%       0.55%
For the year ended Dec. 31, 2002       0.55%       0.55%      0.55%       0.55%      0.55%       0.55%       0.55%       0.55%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (31.91%)    (29.47%)   (11.32%)    (17.59%)   (12.22%)     (6.90%)    (33.61%)    (23.93%)
For the year ended Dec. 31, 2002     (26.56%)    (17.91%)   (13.83%)    (22.47%)   (22.78%)    (17.59%)    (32.10%)    (24.72%)
-----------------------------------------------------------------------------------------------------------------------------

                                     3CD         3IF
                                   --------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.38    $   1.19
At Dec. 31, 2001                   $   1.26    $   0.84
At Dec. 31, 2002                   $   0.98    $   0.66
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        394         781
At Dec. 31, 2002                        302         634
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $    495    $    655
At Dec. 31, 2002                   $    297    $    421
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --        0.07%
For the year ended Dec. 31, 2002         --        0.83%
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.55%       0.55%
For the year ended Dec. 31, 2002       0.55%       0.55%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (8.70%)    (29.41%)
For the year ended Dec. 31, 2002     (22.22%)    (21.43%)
-------------------------------------------------------

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

                                      3VA        3SR        3EG         3GI        3MP         3OS         3RE         3SI
                                   ------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.08    $   0.96   $   1.29    $   1.00   $   1.65    $   0.99    $   1.26    $   1.20
At Dec. 31, 2001                   $   1.21    $   0.89   $   1.07    $   0.91   $   1.59    $   0.77    $   1.35    $   1.35
At Dec. 31, 2002                   $   1.06    $   0.78   $   0.75    $   0.75   $   1.42    $   0.61    $   1.37    $   1.22
-----------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        506           6        467       1,090        781         114         211         150
At Dec. 31, 2002                        766           8        421       1,172        862          82         205         282
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $    614    $      6   $    500    $    990   $  1,240    $     88    $    284    $    204
At Dec. 31, 2002                   $    808    $      6   $    317    $    882   $  1,226    $     50    $    280    $    344
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.90%       7.75%        --        1.08%        --        4.28%       3.55%       0.39%
For the year ended Dec. 31, 2002       0.79%       3.04%        --        1.30%      0.81%       0.56%       2.77%       0.32%
-----------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.55%       0.55%      0.55%       0.55%      0.55%       0.55%       0.55%       0.55%
For the year ended Dec. 31, 2002       0.55%       0.55%      0.55%       0.55%      0.55%       0.55%       0.55%       0.55%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      12.04%      (7.29%)   (17.05%)     (9.00%)    (3.64%)    (22.22%)      7.14%      12.50%
For the year ended Dec. 31, 2002     (12.40%)    (12.36%)   (29.91%)    (17.58%)   (10.69%)    (20.78%)      1.48%      (9.63%)
-----------------------------------------------------------------------------------------------------------------------------

                                    3TF(5)       3SE
                                   --------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --    $   1.15
At Dec. 31, 2001                         --    $   1.19
At Dec. 31, 2002                   $   0.84    $   1.01
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                         --          97
At Dec. 31, 2002                        182          87
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                         --    $    115
At Dec. 31, 2002                   $    153    $     88
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --        0.28%
For the year ended Dec. 31, 2002       2.11%       0.25%
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --        0.55%
For the year ended Dec. 31, 2002       0.55%       0.55%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --        3.48%
For the year ended Dec. 31, 2002     (16.00%)    (15.13%)
-------------------------------------------------------

                                      3UE        3MC        3GT         3IG        3AG         3IP         3MG         3MD
                                   ------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.99    $   1.24   $   0.68    $   0.80   $   0.70    $   0.96    $   0.91    $   0.96
At Dec. 31, 2001                   $   0.87    $   1.38   $   0.43    $   0.61   $   0.42    $   0.73    $   0.68    $   0.90
At Dec. 31, 2002                   $   0.67    $   1.31   $   0.25    $   0.45   $   0.30    $   0.65    $   0.49    $   0.61
-----------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        943         200        202         606        280         253         913         548
At Dec. 31, 2002                        694         450        343         875        246         636         785         485
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $    818    $    276   $     86    $    370   $    119    $    184    $    618    $    495
At Dec. 31, 2002                   $    468    $    588   $     86    $    394   $     74    $    411    $    382    $    297
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.53%       1.73%      0.65%       0.52%        --        0.01%       0.06%         --
For the year ended Dec. 31, 2002       0.43%       1.40%        --        0.37%        --        0.54%         --          --
-----------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.55%       0.55%      0.55%       0.55%      0.55%       0.55%       0.55%       0.55%
For the year ended Dec. 31, 2002       0.55%       0.55%      0.55%       0.55%      0.55%       0.55%       0.55%       0.55%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (12.12%)     11.29%    (36.76%)    (23.75%)   (40.00%)    (23.96%)    (25.27%)     (6.25%)
For the year ended Dec. 31, 2002     (22.99%)     (5.07%)   (41.86%)    (26.23%)   (28.57%)    (10.96%)    (27.94%)    (32.22%)
-----------------------------------------------------------------------------------------------------------------------------

                                     3IN         3VS
                                   --------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.92    $   1.29
At Dec. 31, 2001                   $   0.66    $   0.86
At Dec. 31, 2002                   $   0.56    $   0.59
-------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      1,347       1,092
At Dec. 31, 2002                        914         525
-------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $    883    $    935
At Dec. 31, 2002                   $    515    $    310
-------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --
For the year ended Dec. 31, 2002       0.73%         --
-------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.55%       0.55%
For the year ended Dec. 31, 2002       0.55%       0.55%
-------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (28.26%)    (33.33%)
For the year ended Dec. 31, 2002     (15.15%)    (31.40%)
-------------------------------------------------------

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3

                                     3MI         3SV        3IT         3SP       3AA(4)      3WI(4)      3SG(4)
                                   ------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.36    $   1.51   $   1.09    $   1.05         --          --          --
At Dec. 31, 2001                   $   1.75    $   1.71   $   0.85    $   1.17   $   0.97    $   0.90    $   0.94
At Dec. 31, 2002                   $   1.52    $   1.52   $   0.73    $   0.96   $   0.84    $   0.69    $   0.58
-----------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        344         314        769         820          8           1           2
At Dec. 31, 2002                        453         279      1,484         847         29         144           6
-----------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $    604    $    537   $    654    $    958   $      8          --    $      2
At Dec. 31, 2002                   $    689    $    423   $  1,082    $    819   $     24    $    100    $      3
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --        0.17%        --        0.07%      0.71%         --          --
For the year ended Dec. 31, 2002         --        0.18%        --          --       2.15%       0.02%         --
-----------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       0.55%       0.55%      0.55%       0.55%      0.55%       0.55%       0.55%
For the year ended Dec. 31, 2002       0.55%       0.55%      0.55%       0.55%      0.55%       0.55%       0.55%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      28.68%      13.25%    (22.02%)     11.43%     (3.00%)    (10.00%)     (6.00%)
For the year ended Dec. 31, 2002     (13.14%)    (11.11%)   (14.12%)    (17.95%)   (13.40%)    (23.33%)    (38.30%)
-----------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(4) Operations commenced on May 1, 2001.
(5) Operations commenced on March 1, 2002.

   IDS LIFE VARIABLE ACCOUNT 10 - AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE
                               ANNUITY(R) - BAND 3
                                       45

IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                    2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $23,209,226; 2001, $20,022,072)      $24,052,104   $20,157,137
      Common stocks, at fair value (cost: 2002, $19; 2001, $805)                                           21         1,704
   Mortgage loans on real estate                                                                    3,417,651     3,680,394
   Policy loans                                                                                       597,144       619,571
   Other investments                                                                                  752,558       621,897
                                                                                                      -------       -------
      Total investments                                                                            28,819,478    25,080,703
Cash and cash equivalents                                                                           4,424,061     1,150,251
Amounts recoverable from reinsurers                                                                   633,510       529,166
Amounts due from brokers                                                                                  501        90,794
Other accounts receivable                                                                              56,245        46,349
Accrued investment income                                                                             296,595       278,199
Deferred policy acquisition costs                                                                   3,309,783     3,107,187
Deferred income taxes, net                                                                                 --       156,308
Other assets                                                                                          117,788       123,246
Separate account assets                                                                            21,980,674    27,333,697
                                                                                                   ----------    ----------
Total assets                                                                                      $59,638,635   $57,895,900
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $23,411,314   $19,592,273
      Universal life-type insurance                                                                 3,515,010     3,433,904
      Traditional life insurance                                                                      247,441       241,165
      Disability income and long-term care insurance                                                1,466,171     1,227,172
   Policy claims and other policyholders' funds                                                        85,400        71,879
   Amounts due to brokers                                                                           3,342,989     1,740,031
   Deferred income taxes, net                                                                         182,059            --
   Other liabilities                                                                                  463,326       437,017
   Separate account liabilities                                                                    21,980,674    27,333,697
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,694,384    54,077,138
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                       1,088,327       688,327
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                 497,319        83,443
      Net unrealized derivative gains (losses)                                                            764         1,332
                                                                                                          ---         -----
         Total accumulated other comprehensive income                                                 498,083        84,775
   Retained earnings                                                                                3,354,841     3,042,660
                                                                                                    ---------     ---------
         Total stockholder's equity                                                                 4,944,251     3,818,762
                                                                                                    ---------     ---------
Total liabilities and stockholder's equity                                                        $59,638,635   $57,895,900
                                                                                                  ===========   ===========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                               2002         2001          2000
Revenues
Premiums:
   Traditional life insurance                                                      $   67,978   $   59,415   $   56,187
   Disability income and long-term care insurance                                     273,737      255,428      231,311
                                                                                      -------      -------      -------
      Total premiums                                                                  341,715      314,843      287,498
Net investment income                                                               1,561,856    1,485,688    1,730,605
Policyholder and contractholder charges                                               522,777      489,583      438,127
Management and other fees                                                             404,787      473,406      598,168
Net realized loss on investments                                                       (4,507)    (649,752)     (16,975)
                                                                                       ------     --------      -------
      Total revenues                                                                2,826,628    2,113,768    3,037,423
                                                                                    ---------    ---------    ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                          36,881       35,519       29,042
   Universal life-type insurance and investment contracts                             221,544      175,247      131,467
   Disability income and long-term care insurance                                      52,962       44,725       40,246
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                           2,768        7,231        5,765
   Disability income and long-term care insurance                                     134,605      123,227      113,239
Interest credited on universal life-type insurance and investment contracts         1,157,636    1,137,636    1,169,641
Amortization of deferred policy acquisition costs                                     312,402      371,342      362,106
Other insurance and operating expenses                                                437,823      407,798      378,653
                                                                                      -------      -------      -------
      Total benefits and expenses                                                   2,356,621    2,302,725    2,230,159
                                                                                    ---------    ---------    ---------
Income (loss) before income tax expense (benefit) and
   cumulative effect of accounting change                                             470,007     (188,957)     807,264
Income tax expense (benefit)                                                           87,826     (145,222)     221,627
                                                                                       ------     --------      -------
Income (loss) before cumulative effect of accounting change                           382,181      (43,735)     585,637
Cumulative effect of accounting change (net of income tax benefit of $11,532)              --      (21,416)          --
                                                                                   ----------   ----------   ----------
Net income (loss)                                                                  $  382,181   $  (65,151)  $  585,637
                                                                                   ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                  Capital     paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)         stock      capital     net of tax     earnings      equity
Balance, January 1, 2000                                         $3,000   $   288,327    $(411,230)   $2,932,174    $2,812,271
Comprehensive income:
   Net income                                                        --            --           --       585,637       585,637
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($5,154)
     and income tax expense of ($46,921)                             --            --       87,138            --        87,138
   Reclassification adjustment for gains included in
     net income, net of income tax expense of $5,192                 --            --       (9,642)           --        (9,642)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --       77,496            --        77,496
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       663,133
Cash dividends                                                       --            --           --      (410,000)     (410,000)
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2000                                        3,000       288,327     (333,734)    3,107,811     3,065,404
Comprehensive income:
   Net loss                                                          --            --           --       (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133, net of
     income tax benefit of $626                                      --            --       (1,162)           --        (1,162)
   Net unrealized holding losses on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($20,191)
     and income tax benefit of $6,064                                --            --      (11,262)           --       (11,262)
   Reclassification adjustment for losses on
     available-for-sale securities included in net loss,
     net of income tax benefit of $228,003                           --            --      423,434            --       423,434
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,038       --            --        7,499            --         7,499
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      418,509            --       418,509
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       353,358
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2001                                        3,000       688,327       84,775     3,042,660     3,818,762
Comprehensive income:
   Net income                                                        --            --           --       382,181       382,181
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($75,351)
     and income tax expense of ($228,502)                            --            --      424,360            --       424,360
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $5,645                                               --            --      (10,484)           --       (10,484)
   Reclassification adjustment for gains on derivatives
     included in net income, net of income tax expense of $305       --            --         (568)           --          (568)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      413,308            --       413,308
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       795,489
Cash dividends                                                       --            --           --       (70,000)      (70,000)
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------
Balance, December 31, 2002                                       $3,000    $1,088,327    $ 498,083    $3,354,841    $4,944,251
                                                                 ======    ==========    =========    ==========    ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2002               2001             2000
Cash flows from operating activities
Net income (loss)                                                                 $    382,181       $   (65,151)     $   585,637
Adjustments to reconcile net income (loss) to net cash
   provided by operating activities:
   Cumulative effect of accounting change, net of tax                                       --            21,416               --
   Policy loans, excluding universal life-type insurance:
     Issuance                                                                          (35,345)          (43,687)         (61,313)
     Repayment                                                                          49,256            54,004           56,088
   Change in amounts recoverable from reinsurers                                      (104,344)         (112,686)         (89,312)
   Change in other accounts receivable                                                  (9,896)           (4,025)           6,254
   Change in accrued investment income                                                  (5,139)           56,729            8,521
   Change in deferred policy acquisition costs, net                                   (277,947)         (175,723)        (291,634)
   Change in liabilities for future policy benefits for traditional life,
     disability income and long-term care insurance                                    245,275           223,177          206,377
   Change in policy claims and other policyholder's funds                               13,521            19,812           27,467
   Deferred income tax provision (benefit)                                             116,995          (246,205)          37,704
   Change in other liabilities                                                          26,309           (24,509)        (120,256)
   Amortization of premium, net                                                         65,869           108,958           37,909
   Net realized loss on investments                                                      4,507           649,752           16,975
   Policyholder and contractholder charges, non-cash                                  (232,725)         (217,496)        (151,745)
   Other, net                                                                           13,820           (83,023)          (9,279)
                                                                                       -------           -------          -------
     Net cash provided by operating activities                                         252,337           161,343          259,393
                                                                                       -------           -------          -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --                --           (4,487)
   Maturities, sinking fund payments and calls                                              --                --          589,742
   Sales                                                                                    --                --           50,067
Available-for-sale securities:
   Purchases                                                                       (16,287,891)       (9,477,740)      (1,454,010)
   Maturities, sinking fund payments and calls                                       3,078,509         2,706,147        1,019,403
   Sales                                                                            10,093,228         5,493,141        1,237,116
Other investments, excluding policy loans:
   Purchases                                                                          (543,843)         (442,876)        (706,082)
   Sales                                                                               509,588           370,636          435,633
Change in amounts due from brokers                                                      90,293           (75,492)         (15,157)
Change in amounts due to brokers                                                     1,602,958         1,293,684          298,236
                                                                                     ---------         ---------          -------
     Net cash (used in) provided by investing activities                            (1,457,158)         (132,500)       1,450,461
                                                                                    ----------          --------        ---------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           4,638,111         2,088,114        1,842,026
   Surrenders and other benefits                                                    (1,655,631)       (2,810,401)      (3,974,966)
   Interest credited to account balances                                             1,157,636         1,137,636        1,169,641
Universal life-type insurance policy loans:
   Issuance                                                                            (80,831)          (83,720)        (134,107)
   Repayment                                                                            89,346            72,805           82,193
Capital contribution                                                                   400,000           400,000               --
Dividends paid                                                                         (70,000)               --         (410,000)
                                                                                     ---------           -------       ----------
     Net cash provided by (used in) financing activities                             4,478,631           804,434       (1,425,213)
                                                                                     ---------           -------       ----------
Net increase in cash and cash equivalents                                            3,273,810           833,277          284,641
Cash and cash equivalents at beginning of year                                       1,150,251           316,974           32,333
                                                                                     ---------           -------       ----------
Cash and cash equivalents at end of year                                          $  4,424,061       $ 1,150,251      $   316,974
                                                                                  ============       ===========      ===========
Supplemental disclosures:
   Income taxes paid                                                              $         --       $        --      $   225,704
   Interest on borrowings                                                                7,906            23,688            3,299
                                                                                     ---------           -------       ----------

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota whose products are primarily distributed through branded financial advisors. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, which issues fixed and variable annuity contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks. American Centurion Life Assurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others in New York and through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks, in New York. American Partners Life Insurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others who reside in states other than New York. The Company also wholly-owns IDS REO 1, LLC and American Express Corporation. These subsidiaries hold real estate, mortgage loans on real estate and/or affordable housing investments.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index. The Company also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life), single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default, or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized loss on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Investments -- Other investments

Included in Other investments are affordable housing investments, trading securities, syndicated loans and real estate. Affordable housing investments are carried at amortized cost as the Company has no influence over the operating or financial policies of the general partner. Trading securities are held at fair market value with changes in value recognized in the Consolidated Statements of Income within Net investment income. Syndicated loans reflect principal amounts outstanding less reserves for losses and real estate is carried at its estimated fair value.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rate, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $40,000 in 2002 and $33,600 in 2001, with a net decrease in amortization of $12,300 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $37,361, $16,202 and $835, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance, principally term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 10% of the mortality risk on new life insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB's) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, which is reflected as a cumulative effect of accounting change in the Consolidated Statement of Income.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will consolidate or disclose information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to structured investments, including CDOs and secured loan trusts (SLTs), which are owned by the Company. The application of FIN 46 for CDOs and SLTs will have no effect on the cash flows of the Company. The CDO entities contain debt issued to investors, which are non-recourse to the Company and are solely supported by portfolios of high-yield bonds and loans. The Company often invests in the residual and rated debt tranches of the CDO structures that are either managed by a related party or a third-party. With regards to those CDOs in which the Company owns a residual tranche and which a related party manages, the portfolios of high-yield bonds and loans have a fair value at December 31, 2002 of approximately $2.0 billion for the benefit of the $2.7 billion in CDO debt investors.

Substantially all of the Company's interest in the rated debt tranches along with rated tranches owned by AEFC were placed in a securitization trust described in Note 2. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of up to $3.3 billion in high-yield loans. Currently, the underlying portfolio consists of $2.9 billion in high-yield loans with a market value of $2.6 billion, which are managed by a related party.

While the potential consolidation of these entities may impact the results of operations at adoption and for each reporting period thereafter, the Company's maximum exposure to economic loss as a result of its investment in these entities is represented by the carrying values at December 31, 2002 because any further reduction in the value of the assets will be absorbed by the non-recourse debt or other unrelated entities. The CDO residual tranches have an adjusted cost basis of $13,363 and the SLTs have an adjusted cost basis of $656,565.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs, including affordable housing investments. The impact of adopting FIN 46 on the Consolidated Financial Statements is still being reviewed.

IDS Life Insurance Company
-------------------------------------------------------------------------------

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31,
2002:
                                                                   Gross            Gross
                                                   Amortized    unrealized       unrealized    Fair
                                                     cost          gains           losses      value
Fixed maturities:
   U.S. Government agency obligations            $    84,075    $   12,015       $    687   $    95,403
   State and municipal obligations                    29,202         2,522             --        31,724
   Corporate bonds and obligations                 9,614,296       611,060        116,345    10,109,011
   Mortgage and other asset-backed securities     12,145,797       393,342         10,067    12,529,072
   Structured investments                          1,306,245         2,112         59,101     1,249,256
   Foreign government bonds and obligations           29,611         8,027             --        37,638
                                                 -----------    ----------       --------   -----------
Total fixed maturity securities                  $23,209,226    $1,029,078       $186,200   $24,052,104
                                                 ===========    ==========       ========   ===========
Common stocks                                    $        19    $        2       $     --   $        21
                                                 ===========    ==========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                     Amortized       Fair
                                                       cost          value
Due within one year                              $   768,066   $   779,833
Due from one to five years                         2,740,513     2,887,899
Due from five to ten years                         5,865,084     6,165,165
Due in more than ten years                         1,689,766     1,690,135
Mortgage and other asset-backed securities        12,145,797    12,529,072
                                                  ----------    ----------
   Total                                         $23,209,226   $24,052,104
                                                 ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                     Gross          Gross
                                                     Amortized    unrealized     unrealized       Fair
                                                       cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations            $    31,074      $  2,190       $     56  $     33,208
   State and municipal obligations                     7,826           149             --         7,975
   Corporate bonds and obligations                10,281,693       272,539        113,061    10,441,171
   Mortgage and other asset-backed securities      8,292,576       103,109         32,801     8,362,884
   Structured investments                          1,377,195         3,793        105,304     1,275,684
   Foreign government bonds and obligations           31,708         4,507             --        36,215
                                                 -----------      --------       --------   -----------
Total fixed maturity securities                  $20,022,072      $386,287       $251,222   $20,157,137
                                                 -----------      --------       --------   -----------
Common stocks                                    $       805      $    899      $      --   $     1,704
                                                 ===========      ========      =========   ===========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $14,523 and $14,639, respectively, were on deposit with various states as required by law.

IDS Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 84 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $1.4 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                               2002               2001
AAA                                                   53%                45%
AA                                                     1                  1
A                                                     14                 15
BBB                                                   25                 34
Below investment grade                                 7                  5
                                                     ---                ---
   Total                                             100%               100%
                                                     ===                ===

At December 31, 2002, approximately 93% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $10,093,228 and gross realized gains and losses of $297,477 and $135,824, respectively. Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,565 and $390,732, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $21,147, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $145,524, $348,730, and $38,816 respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $842,880 and $135,964, respectively, with the $706,916 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $667,340 and $122,196, respectively.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, $623,958 of these losses are included in Net realized losses on investments and $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. As of December 31, 2002, the retained interests had a carrying value of approximately $562,000, of which approximately $388,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 12% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Region                             sheet        commitments         sheet      commitments
East North Central             $  611,886        $    --       $  670,387       $ 1,873
West North Central                493,310         25,500          549,015            --
South Atlantic                    765,443          2,800          815,837         9,490
Middle Atlantic                   318,699         19,100          352,821         9,363
New England                       227,150          5,800          274,486         8,700
Pacific                           355,622          5,250          355,945        14,618
West South Central                210,435          1,000          214,000           600
East South Central                 63,859             --           55,798            --
Mountain                          406,459             --          413,053            27
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Property type                      sheet        commitments         sheet      commitments
Department/retail stores       $  991,984        $20,722       $1,117,195       $13,200
Apartments                        622,185             --          694,214        11,531
Office buildings                1,178,434         25,628        1,203,090         7,650
Industrial buildings              344,604         13,100          333,713         2,263
Hotels/motels                     102,184             --          108,019            --
Medical buildings                  95,189             --          106,927         6,000
Nursing/retirement homes           35,873             --           39,590            --
Mixed use                          54,512             --           86,972            27
Other                              27,898             --           11,622         4,000
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $33,130, $39,601 and $24,999, respectively, with related reserves of $9,100, $7,225 and $4,350, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $36,583, $24,498 and $27,063, respectively.

The Company recognized $1,090, $1,285 and $1,033 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the reserves for mortgage loan losses:

                                          2002            2001          2000
Balance, January 1                       $20,948        $11,489      $ 28,283
Provision for mortgage loan losses        14,264         14,959       (14,894)
Loan payoffs                                  --             --        (1,200)
Foreclosures and write-offs                   --         (5,500)         (700)
                                         -------        -------      --------
Balance, December 31                     $35,212        $20,948      $ 11,489
                                         =======        =======      ========

Sources of investment income and realized losses on investments

Net investment income for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Income on fixed maturities            $1,331,547     $1,276,966    $1,473,560
Income on mortgage loans                 274,524        290,608       286,611
Other                                    (15,642)       (41,927)        9,834
                                      ----------     ----------    ----------
                                       1,590,429      1,525,647     1,770,005
Less investment expenses                  28,573         39,959        39,400
                                      ----------     ----------    ----------
   Total                              $1,561,856     $1,485,688    $1,730,605
                                      ==========     ==========    ==========

Net realized losses on investments for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Fixed maturities                        $ 16,129      $(622,897)     $(34,862)
Mortgage loans                           (15,586)       (17,834)       16,794
Other investments                         (5,050)        (9,321)        1,093
                                        --------      ---------      --------
   Total                                $ (4,507)     $(649,752)     $(16,975)
                                        ========      =========      ========

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:
                                                                                        2002            2001          2000
Federal income taxes
   Current                                                                            $(30,648)     $  88,121      $176,397
   Deferred                                                                            116,996       (234,673)       37,704
                                                                                      --------      ---------      --------
                                                                                        86,348       (146,552)      214,101
State income taxes -- current                                                            1,478          1,330         7,526
                                                                                      --------      ---------      --------
Income tax expense (benefit) before cumulative effect of accounting change              87,826       (145,222)      221,627
Cumulative effect of accounting change income tax benefit                                   --        (11,532)           --
                                                                                      --------      ---------      --------
Income tax expense (benefit)                                                          $ 87,826      $(156,754)     $221,627
                                                                                      ========      =========      ========

Income tax expense (benefit) before the cumulative effect of accounting change differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                    2001                    2000
                                                       Provision    Rate     Provision       Rate       Provision     Rate
Federal income taxes based on the statutory rate      $164,502      35.0%   $ (66,136)      (35.0)%    $282,542       35.0%
Tax-exempt interest and dividend income                 (5,260)     (1.1)      (4,663)       (2.5)       (3,788)      (0.5)
State taxes, net of federal benefit                        961       0.2          865         0.4         4,892        0.6
Affordable housing credits                             (70,000)    (14.9)     (73,200)      (38.7)      (54,569)      (6.8)
Other, net                                              (2,377)     (0.5)      (2,088)       (1.1)       (7,450)      (0.8)
                                                      --------      ----    ---------       -----      --------       ----
Total income taxes                                    $ 87,826      18.7%   $(145,222)      (76.9)%    $221,627       27.5%
                                                      ========      ====    =========       =====      ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2002, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002         2001
Deferred income tax assets:
   Policy reserves                                       $  683,144   $  705,637
   Other investments                                        319,829      333,857
   Other                                                     29,789       24,640
                                                          ---------    ---------
Total deferred income tax assets                          1,032,762    1,064,134
                                                          ---------    ---------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        929,751      861,892
   Net unrealized gain -- available-for-sale securities     267,787       45,934
   Other                                                     17,283           --
                                                          ---------    ---------
Total deferred income tax liabilities                     1,214,821      907,826
                                                          ---------    ---------
Net deferred income tax (liability) asset                $ (182,059)  $  156,308
                                                         ==========   ==========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned surplus aggregated $1,323,324 and $1,262,335 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2003 in excess of $240,838 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2002           2001          2000
Statutory net income (loss)            $  159,794   $  (317,973)   $  344,973
Statutory capital and surplus           2,408,379     1,947,350     1,778,306
                                        ---------     ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries adopted the provisions of the revised manual, with the exception of certain provisions not adopted by its subsidiaries organized in the state of New York. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $39,997 to the Company's statutory-basis capital and surplus as of January 1, 2001. Effective January 1, 2002 the Company's subsidiaries organized in the state of New York adopted additional provisions of the manual which resulted in an increase of $5,597 to the Company's statutory-basis capital and surplus as of January 1, 2002.

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2002 and 2001. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2002, 2001 and 2000.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $294, $263 and $250 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $1,411, $662 and $1,707, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2002, 2001 and 2000 was $1,835, $1,011 and $1,136, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $526,081, $505,526 and $582,836 for 2002, 2001 and 2000, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 are $55,602 and $68,919, respectively, payable to AEFC for federal income taxes.

6. LINES OF CREDIT

The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 and 2001.

7. COMMITMENTS AND CONTINGENCIES

At December 31, 2002, 2001 and 2000, traditional life and universal life-type insurance in force aggregated $119,173,734, $108,255,014 and $98,060,472 respectively, of which $38,008,734, $25,986,706 and $17,429,851 was reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $129,345, $114,534 and $89,506 and reinsurance recovered from reinsurers amounted to $60,567, $43,388, and $32,500 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company and its affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. A fourth lawsuit was filed against the Company and its affiliates in federal court. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

IDS Life Insurance Company
-------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2002. The interest rate caps expire in January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term (equity-indexed annuities). The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The equity indexed annuities contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates through 2009.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchange traded, exposing the Company to no counterparty risk. The futures contracts mature in 2003.

Index options may be used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2002 related to this strategy.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                         2001
                                                         Carrying          Fair         Carrying        Fair
Financial Assets                                           value           value          value         value
Fixed maturities                                      $24,052,104    $24,052,104    $20,157,137   $20,157,137
Common stocks                                                  21             21          1,704         1,704
Mortgage loans on real estate                           3,417,651      3,815,362      3,680,394     3,845,950
Cash and cash equivalents                               4,424,061      4,424,061      1,150,251     1,150,251
Other investment                                          110,574        108,813         75,721        75,721
Derivatives                                                24,016         24,016         34,477        34,477
Separate account assets                                21,980,674     21,980,674     27,333,697    27,333,697
                                                       ----------     ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities            $21,911,497    $21,282,750    $18,139,462   $17,671,777
Derivatives                                                 9,099          9,099          2,506         2,506
Separate account liabilities                           19,391,316     18,539,425     24,280,092    23,716,854
                                                       ----------     ----------     ----------    ----------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,432,294 and $1,368,254, respectively, and policy loans of $67,523 and $84,557, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $2,589,358 and $3,053,605, respectively.

                                                              S-6477-20-G (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(R)

                  VARIABLE ANNUITY/AMERICAN EXPRESS RETIREMENT

                       ADVISOR SELECT(R) VARIABLE ANNUITY

                          IDS LIFE VARIABLE ACCOUNT 10

                                   MAY 1, 2003

IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.

IDS Life Insurance Company 70100 AXP
Financial Center
Minneapolis, MN 55474
(800) 862-7919

TABLE OF CONTENTS


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 67
Rating Agencies                                                            p. 68
Principal Underwriter                                                      p. 68
Independent Auditors                                                       p. 68
Financial Statements


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS AND THE TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002


                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (29.37%)        (15.22%)
BD1           Bond Fund (9/99; 10/81)                                         (3.67)           2.57
CR1           Capital Resource Fund (9/99; 10/81)                            (28.78)         (16.84)
CM1           Cash Management Fund (9/99; 10/81)                              (7.64)           0.03
DE1           Diversified Equity Income Fund (9/99; 9/99)                    (26.05)          (7.93)
EM1           Emerging Markets Fund (5/00; 5/00)                             (13.67)         (16.77)
ES1           Equity Select Fund (5/01; 5/01)                                (21.25)         (14.45)
EI1           Extra Income Fund (9/99; 5/96)                                 (14.64)          (6.45)
FI1           Federal Income Fund (9/99; 9/99)                                (3.40)           2.74
GB1           Global Bond Fund (9/99; 5/96)                                    5.20            2.26
GR1           Growth Fund (9/99; 9/99)                                       (32.50)         (22.21)
IE1           International Fund (9/99; 1/92)                                (25.33)         (18.96)
MF1           Managed Fund (9/99; 4/86)                                      (20.48)          (8.53)
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (28.66)         (12.80)
SV1           Partners Small Cap Value Fund (8/01; 8/01)                     (19.77)          10.88)
IV1           S&P 500 Index Fund (5/00; 5/00)                                (29.14)         (20.47)
SC1           Small Cap Advantage Fund (9/99; 9/99)                          (24.25)          (6.15)
ST1           Stock Fund (8/01; 8/01)                                        (27.76)         (23.18)
SA1           Strategy Aggressive Fund (9/99; 1/92)                          (37.83)         (18.82)
            AIM V.I.
1AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (31.05)         (25.45)
1AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (28.40)         (23.18)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
1AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (29.00)         (24.35)
1AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                            (13.59)         (11.94)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(5)                     (27.46)         (25.18)
1AV           VP Value, Class II (8/01; 5/96)(5)                             (20.39)         (13.35)
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                         (19.82)         (12.55)
            EVERGREEN VA
1CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (29.32)         (25.39)
            FIDELITY(R) VIP
1FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (24.06)         (18.46)
1FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (17.85)         (11.25)
1FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (27.35)         (24.02)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (29.37%)           --%        --%        (15.22%)
BD1           Bond Fund (9/99; 10/81)                                         (3.67)          1.36       5.13           8.31
CR1           Capital Resource Fund (9/99; 10/81)                            (28.78)         (6.91)      1.95           8.43
CM1           Cash Management Fund (9/99; 10/81)                              (7.64)          1.12       2.43           4.44
DE1           Diversified Equity Income Fund (9/99; 9/99)                    (26.05)            --         --          (7.93)
EM1           Emerging Markets Fund (5/00; 5/00)                             (13.67)            --         --         (16.77)
ES1           Equity Select Fund (5/01; 5/01)                                (21.25)            --         --         (14.45)
EI1           Extra Income Fund (9/99; 5/96)                                 (14.64)         (4.85)        --          (1.12)
FI1           Federal Income Fund (9/99; 9/99)                                (3.40)            --         --           2.74
GB1           Global Bond Fund (9/99; 5/96)                                    5.20           1.47         --           2.78
GR1           Growth Fund (9/99; 9/99)                                       (32.50)             --        --         (22.21)
IE1           International Fund (9/99; 1/92)                                (25.33)         (8.63)      0.07          (0.04)
MF1           Managed Fund (9/99; 4/86)                                      (20.48)         (2.66)      4.70           6.93
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (28.66)         (2.78)        --           2.80
SV1           Partners Small Cap Value Fund (8/01; 8/01)                     (19.77)            --         --         (10.88)
IV1           S&P 500 Index Fund (5/00; 5/00)                                (29.14)            --         --         (20.47)
SC1           Small Cap Advantage Fund (9/99; 9/99)                          (24.25)            --         --          (6.15)
ST1           Stock Fund (8/01; 8/01)                                        (27.76)            --         --         (23.18)
SA1           Strategy Aggressive Fund (9/99; 1/92)                          (37.83)        (10.95)     (0.11)          0.72
            AIM V.I.
1AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (31.05)         (5.12)        --           5.44
1AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (28.40)            --         --          (4.24)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
1AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (29.00)          0.59       9.29           8.49
1AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                            (13.59)            --         --          (9.63)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(5)                     (27.46)         (5.77)        --           0.26
1AV           VP Value, Class II (8/01; 5/96)(5)                             (20.39)          0.89         --           6.13
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                         (19.82)         (2.24)      4.77           6.15
            EVERGREEN VA
1CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (29.32)            --         --          (4.65)
            FIDELITY(R) VIP
1FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (24.06)         (2.37)        --           2.52
1FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (17.85)            --         --          12.50
1FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (27.35)         (6.86)      2.78           2.52


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS AND THE TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)             (6.82%)          7.53%
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (17.15)           4.11
1MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (19.47)         (17.04)
            GOLDMAN SACHS VIT
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (28.66)         (13.58)
1MC           Mid Cap Value Fund (9/99; 5/98)                                (12.99)           5.91
            INVESCO VIF
1ID           Dynamics Fund (8/01; 8/97)                                     (37.78)         (32.34)
1FS           Financial Services Fund (8/01; 9/99)                           (22.03)         (18.92)
1TC           Technology Fund (8/01; 5/97)                                   (51.40)         (45.77)
1TL           Telecommunications Fund (8/01; 9/99)                           (55.01)         (51.48)
            JANUS ASPEN SERIES 1GT
              Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (46.01)         (43.23)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (32.18)         (29.08)
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                    (18.47)         (15.02)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (33.97)         (26.90)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (37.69)         (20.83)
1UT           Utilities Series - Service Class (8/01; 1/95)(10)              (29.58)         (28.75)
            PIONEER VCT
1PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (23.34)         (19.22)
1EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (26.08)         (21.79)
            PUTNAM VARIABLE TRUST
1HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (27.25)         (22.46)
1PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (24.81)         (21.53)
              previously Putnam VT International Growth
                Fund - Class IB Shares)
1VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (36.60)         (17.25)
            STRONG FUNDS
1SO           Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)    (33.27)         (26.46)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)             (6.82%)        (0.52%)     8.21%          7.88%
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (17.15)            --         --          (2.56)
1MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (19.47)          1.00         --           4.06
            GOLDMAN SACHS VIT
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (28.66)            --         --          (5.30)
1MC           Mid Cap Value Fund (9/99; 5/98)                                (12.99)            --         --           0.87
            INVESCO VIF
1ID           Dynamics Fund (8/01; 8/97)                                     (37.78)         (6.19)        --          (5.20)
1FS           Financial Services Fund (8/01; 9/99)                           (22.03)            --         --          (1.67)
1TC           Technology Fund (8/01; 5/97)                                   (51.40)         (9.06)        --          (5.88)
1TL           Telecommunications Fund (8/01; 9/99)                           (55.01)            --         --         (35.21)
            JANUS ASPEN SERIES 1GT
              Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (46.01)            --         --         (40.57)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (32.18)         (2.84)        --           6.26
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                    (18.47)            --         --          (7.06)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (33.97)            --         --         (11.91)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (37.69)            --         --          (0.53)
1UT           Utilities Series - Service Class (8/01; 1/95)(10)              (29.58)         (3.55)        --           6.84
            PIONEER VCT
1PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (23.34)         (1.00)        --           8.01
1EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (26.08)            --         --         (11.63)
            PUTNAM VARIABLE TRUST
1HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (27.25)            --         --          (4.40)
1PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (24.81)         (0.61)        --           1.91
              (previously Putnam VT International Growth
              Fund - Class IB Shares)
1VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (36.60)         (6.93)        --          (2.58)
            STRONG FUNDS
1SO           Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)    (33.27)         (0.40)      8.57           9.52


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS AND THE TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            WANGER
1IT           International Small Cap (9/99; 5/95)                           (21.31%)        (11.85%)
1SP           U.S. Smaller Companies (9/99; 5/95)                            (24.03)          (4.08)
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(16)                         (20.42)         (15.33)
1WI           International Equity Fund (5/01; 7/00)                         (29.60)         (24.67)
1SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (43.54)         (32.14)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            WANGER
1IT           International Small Cap (9/99; 5/95)                           (21.31%)         2.28%        --%          9.17%
1SP           U.S. Smaller Companies (9/99; 5/95)                            (24.03)         (0.01)        --          10.92
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(16)                         (20.42)         (0.60)        --           6.17
1WI           International Equity Fund (5/01; 7/00)                         (29.60)            --         --         (23.37)
1SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (43.54)        (14.96)        --          (3.95)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS AND THE SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002


                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (28.71%)        (14.98%)
BD1           Bond Fund (9/99; 10/81)                                         (2.73)           2.85
CR1           Capital Resource Fund (9/99; 10/81)                            (28.12)         (16.60)
CM1           Cash Management Fund (9/99; 10/81)                              (6.75)           0.32
DE1           Diversified Equity Income Fund (9/99; 9/99)                    (25.36)          (7.67)
EM1           Emerging Markets Fund (5/00; 5/00)                             (12.84)         (16.48)
ES1           Equity Select Fund (5/01; 5/01)                                (20.50)         (13.97)
EI1           Extra Income Fund (9/99; 5/96)                                 (13.82)          (6.18)
FI1           Federal Income Fund (9/99; 9/99)                                (2.46)           3.02
GB1           Global Bond Fund (9/99; 5/96)                                    6.20            2.55
GR1           Growth Fund (9/99; 9/99)                                       (31.87)         (21.99)
IE1           International Fund (9/99; 1/92)                                (24.63)         (18.73)
MF1           Managed Fund (9/99; 4/86)                                      (19.73)         (8.26)
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (28.00)         (12.55)
SV1           Partners Small Cap Value Fund (8/01; 8/01)                     (19.00)         (10.26)
IV1           S&P 500 Index Fund (5/00; 5/00)                                (28.47)         (20.19)
SC1           Small Cap Advantage Fund (9/99; 9/99)                          (23.54)          (5.87)
ST1           Stock Fund (8/01; 8/01)                                        (27.08)         (22.65)
SA1           Strategy Aggressive Fund (9/99; 1/92)                          (37.26)         (18.58)
            AIM V.I.
1AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (30.41)         (24.93)
1AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (27.73)         (22.65)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
1AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (28.34)         (23.82)
1AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                            (12.76)         (11.32)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(5)                     (26.78)         (24.66)
1AV           VP Value, Class II (8/01; 5/96)(5)                             (19.63)         (12.74)
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                         (19.06)         (12.24)
            EVERGREEN VA
1CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                   (28.66)         (24.87)
            FIDELITY(R) VIP
1FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (23.34)         (17.89)
1FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (17.06)         (10.64)
1FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (26.67)         (23.49)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (28.71%)           --%        --%        (14.98%)
BD1           Bond Fund (9/99; 10/81)                                         (2.73)          1.74       5.26           8.31
CR1           Capital Resource Fund (9/99; 10/81)                            (28.12)         (6.57)      2.12           8.43
CM1           Cash Management Fund (9/99; 10/81)                              (6.75)          1.50       2.59           4.44
DE1           Diversified Equity Income Fund (9/99; 9/99)                    (25.36)            --         --          (7.67)
EM1           Emerging Markets Fund (5/00; 5/00)                             (12.84)            --         --         (16.48)
ES1           Equity Select Fund (5/01; 5/01)                                (20.50)            --         --         (13.97)
EI1           Extra Income Fund (9/99; 5/96)                                 (13.82)         (4.50)        --          (0.71)
FI1           Federal Income Fund (9/99; 9/99)                                (2.46)            --         --           3.02
GB1           Global Bond Fund (9/99; 5/96)                                    6.20           1.85         --           3.16
GR1           Growth Fund (9/99; 9/99)                                       (31.87)            --         --         (21.99)
IE1           International Fund (9/99; 1/92)                                (24.63)         (8.29)      0.24          (0.04)
MF1           Managed Fund (9/99; 4/86)                                      (19.73)         (2.30)      4.84           6.93
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (28.00)         (2.42)        --           3.18
SV1           Partners Small Cap Value Fund (8/01; 8/01)                     (19.00)            --         --         (10.26)
IV1           S&P 500 Index Fund (5/00; 5/00)                                (28.47)            --         --         (20.19)
SC1           Small Cap Advantage Fund (9/99; 9/99)                          (23.54)            --         --          (5.87)
ST1           Stock Fund (8/01; 8/01)                                        (27.08)            --        --          (22.65)
SA1           Strategy Aggressive Fund (9/99; 1/92)                          (37.26)        (10.63)      0.06           0.72
            AIM V.I.
1AC          Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (30.41)         (4.77)        --           5.57
1AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (27.73)            --         --          (3.87)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
1AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (28.34)          0.96       9.38           8.49
1AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                            (12.76)            --         --          (9.12)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(5)                     (26.78)         (5.43)        --           0.56
1AV           VP Value, Class II (8/01; 5/96)(5)                             (19.63)          1.26         --           6.45
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                         (19.06)         (1.88)      4.90           6.15
            EVERGREEN VA
1CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (28.66)            --         --          (4.29)
            FIDELITY(R) VIP
1FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (23.34)         (2.01)        --           2.96
1FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (17.06)            --         --          12.85
1FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (26.67)         (6.52)      2.94           2.52


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS AND THE SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)             (5.92%)          7.78%
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (16.36)           4.39
1MS           Mutual Shares Securities Fund -
             Class 2 (8/01; 11/96)(8)                                        (18.71)         (16.46)
            GOLDMAN SACHS VIT
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (28.00)         (13.33)
1MC           Mid Cap Value Fund (9/99; 5/98)                                (12.15)           6.18
            INVESCO VIF
1ID           Dynamics Fund (8/01; 8/97)                                     (37.21)         (31.86)
1FS           Financial Services Fund (8/01; 9/99)                           (21.29)         (18.36)
1TC           Technology Fund (8/01; 5/97)                                   (50.98)         (45.40)
1TL           Telecommunications Fund (8/01; 9/99)                           (54.63)         (51.14)
            JANUS ASPEN SERIES 1GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (45.53)         (43.04)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (31.56)         (28.83)
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                    (17.69)         (14.77)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (33.36)         (26.64)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (37.12)         (20.55)
1UT           Utilities Series - Service Class (8/01; 1/95)(10)              (28.92)         (28.25)
            PIONEER VCT
1PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (22.61)         (18.66)
1EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (25.38)         (21.25)
            PUTNAM VARIABLE TRUST
1HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (26.57)         (21.92)
1PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (24.10)         (20.98)
              (previously Putnam VT International Growth
              Fund - Class IB Shares)
1VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (36.02)         (17.01)
            STRONG FUNDS
1SO           Strong Opportunity Fund II -
              Advisor Class (8/01; 5/92)(15)                                 (32.65)         (25.95)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)             (5.92%)        (0.14%)     8.31%          7.88%
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (16.36)            --         --          (2.17)
1MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (18.71)          1.38         --           4.45
            GOLDMAN SACHS VIT
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (28.00)            --         --          (4.94)
1MC           Mid Cap Value Fund (9/99; 5/98)                                (12.15)            --         --           1.27
            INVESCO VIF
1ID           Dynamics Fund (8/01; 8/97)                                     (37.21)         (5.85)        --          (4.86)
1FS           Financial Services Fund (8/01; 9/99)                           (21.29)            --         --          (1.38)
1TC           Technology Fund (8/01; 5/97)                                   (50.98)         (8.75)        --          (5.58)
1TL           Telecommunications Fund (8/01; 9/99)                           (54.63)            --         --         (35.02)
            JANUS ASPEN SERIES 1GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (45.53)            --         --         (40.40)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (31.56)         (2.49)        --           6.47
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                    (17.69)            --         --          (6.65)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (33.36)            --         --         (11.69)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (37.12)            --         --          (0.14)
1UT           Utilities Series - Service Class (8/01; 1/95)(10)              (28.92)         (3.20)        --           7.15
            PIONEER VCT
1PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (22.61)         (0.64)        --           8.31
1EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (25.38)            --         --         (11.23)
            PUTNAM VARIABLE TRUST
1HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (26.57)            --         --          (4.02)
1PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (24.10)         (0.25)        --           2.21
              (previously Putnam VT International Growth
              Fund - Class IB Shares)
1VS           Putnam VT Vista Fund -                                         (36.02)
              Class IB Shares (9/99; 1/97)(14)                                               (6.60)        --          (2.29)
            STRONG FUNDS
1SO           Strong Opportunity Fund II -
              Advisor Class (8/01; 5/92)(15)                                 (32.65)         (0.04)      8.66           9.52


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS AND THE SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            WANGER
1IT           International Small Cap (9/99; 5/95)                           (20.57%)        (11.59%)
1SP           U.S. Smaller Companies (9/99; 5/95)                            (23.31)          (3.80)
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(16)                         (19.66)         (14.85)
1WI           International Equity Fund (5/01; 7/00)                         (28.94)         (24.25)
1SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (43.03)         (31.76)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            WANGER
1IT           International Small Cap (9/99; 5/95)                           (20.57%)         2.64%        --%          9.46%
1SP           U.S. Smaller Companies (9/99; 5/95)                            (23.31)          0.36         --          11.18
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(16)                         (19.66)         (0.23)        --           6.39
1WI           International Equity Fund (5/01; 7/00)                         (28.94)            --         --         (23.07)
1SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (43.03)        (14.66)        --          (3.51)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (24.09%)        (13.52%)
BD1           Bond Fund (9/99; 10/81)                                          3.84            4.53
CR1           Capital Resource Fund (9/99; 10/81)                            (23.46)         (15.18)
CM1           Cash Management Fund (9/99; 10/81)                              (0.48)           2.02
DE1           Diversified Equity Income Fund (9/99; 9/99)                    (20.49)          (6.09)
EM1           Emerging Markets Fund (5/00; 5/00)                              (7.03)         (14.75)
ES1           Equity Select Fund (5/01; 5/01)                                (15.27)         (10.62)
EI1           Extra Income Fund (9/99; 5/96)                                  (8.09)          (4.58)
FI1           Federal Income Fund (9/99; 9/99)                                 4.13            4.69
GB1           Global Bond Fund (9/99; 5/96)                                   13.20            4.23
GR1           Growth Fund (9/99; 9/99)                                       (27.50)         (20.66)
IE1           International Fund (9/99; 1/92)                                (19.71)         (17.34)
MF1           Managed Fund (9/99; 4/86)                                      (14.44)          (6.70)
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (23.33)         (11.06)
SV1           Partners Small Cap Value Fund (8/01; 8/01)                     (13.66)          (5.94)
IV1           S&P 500 Index Fund (5/00; 5/00)                                (23.84)         (18.27)
SC1           Small Cap Advantage Fund (9/99; 9/99)                          (18.54)          (4.27)
ST1           Stock Fund (8/01; 8/01)                                        (22.35)         (18.96)
SA1           Strategy Aggressive Fund (9/99; 1/92)                          (33.29)         (17.20)
            AIM V.I.
1AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (25.93)         (21.34)
1AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (23.05)         (18.96)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
1AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (23.70)         (20.18)
1AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                             (6.95)          (7.08)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(5)                     (22.02)         (21.07)
1AV           VP Value, Class II (8/01; 5/96)(5)                             (14.33)          (8.56)
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                         (13.72)         (10.11)
            EVERGREEN VA
1CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (24.05)         (21.29)
            FIDELITY(R) VIP
1FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (18.33)         (13.96)
1FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (11.57)          (6.36)
1FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (21.90)         (19.85)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (24.09%)           --%        --%        (13.52%)
BD1           Bond Fund (9/99; 10/81)                                          3.84           2.66       5.26           8.31
CR1           Capital Resource Fund (9/99; 10/81)                            (23.46)         (5.74)      2.12           8.43
CM1           Cash Management Fund (9/99; 10/81)                              (0.48)          2.43       2.59           4.44
DE1           Diversified Equity Income Fund (9/99; 9/99)                    (20.49)            --         --          (6.09)
EM1           Emerging Markets Fund (5/00; 5/00)                              (7.03)            --         --         (14.75)
ES1           Equity Select Fund (5/01; 5/01)                                (15.27)            --         --         (10.62)
EI1           Extra Income Fund (9/99; 5/96)                                  (8.09)         (3.62)        --          (0.44)
FI1           Federal Income Fund (9/99; 9/99)                                 4.13             --         --           4.69
GB1           Global Bond Fund (9/99; 5/96)                                   13.20           2.76         --           3.41
GR1           Growth Fund (9/99; 9/99)                                       (27.50)            --         --         (20.66)
IE1           International Fund (9/99; 1/92)                                (19.71)         (7.47)      0.24          (0.04)
MF1           Managed Fund (9/99; 4/86)                                      (14.44)         (1.41)      4.84           6.93
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (23.33)         (1.55)        --           3.43
SV1           Partners Small Cap Value Fund (8/01; 8/01)                     (13.66)            --         --          (5.94)
IV1           S&P 500 Index Fund (5/00; 5/00)                                (23.84)            --         --         (18.27)
SC1           Small Cap Advantage Fund (9/99; 9/99)                          (18.54)            --         --          (4.27)
ST1           Stock Fund (8/01; 8/01)                                        (22.35)            --         --         (18.96)
SA1           Strategy Aggressive Fund (9/99; 1/92)                          (33.29)         (9.85)      0.06           0.72
            AIM V.I.
1AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (25.93)         (3.93)        --           5.57
1AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (23.05)            --         --          (2.95)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
1AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (23.70)          1.85       9.38           8.49
1AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                             (6.95)            --         --          (5.59)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(5)                     (22.02)         (4.58)        --           0.56
1AV           VP Value, Class II (8/01; 5/96)(5)                             (14.33)          2.18         --           6.66
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                         (13.72)         (0.99)      4.90           6.15
            EVERGREEN VA
1CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (24.05)            --         --          (3.41)
            FIDELITY(R) VIP
1FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (18.33)         (1.13)        --           3.24
1FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (11.57)            --         --          13.70
1FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (21.90)         (5.68)      2.94           2.52


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)              0.41%          9.29%
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (10.82)          6.01
1MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (13.34)        (12.46)
            GOLDMAN SACHS VIT
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (23.33)        (11.85)
1MC           Mid Cap Value Fund (9/99; 5/98)                                 (6.29)          7.74
            INVESCO VIF
1ID           Dynamics Fund (8/01; 8/97)                                     (33.24)        (28.59)
1FS           Financial Services Fund (8/01; 9/99)                           (16.12)        (14.46)
1TC           Technology Fund (8/01; 5/97)                                   (48.04)        (42.79)
1TL           Telecommunications Fund (8/01; 9/99)                           (51.97)        (48.79)
            JANUS ASPEN SERIES 1GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (42.19)        (41.69)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (27.16)        (27.13)
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                    (12.25)        (13.32)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99(10)                                  (29.09)        (24.89)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (33.14)        (18.66)
1UT           Utilities Series - Service Class (8/01; 1/95)(10)              (24.32)        (24.80)
            PIONEER VCT
1PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (17.54)        (14.76)
1EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (20.52)        (17.49)
            PUTNAM VARIABLE TRUST
1HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (21.79)        (18.18)
1PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (19.14)        (17.20)
              (previously Putnam VT International Growth
              Fund - Class IB Shares)
1VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (31.95)        (15.60)
            STRONG FUNDS
1SO           Strong Opportunity Fund II -
              Advisor Class (8/01; 5/92)(15)                                 (28.34)        (22.41)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)              0.41%          0.78%      8.31%          7.88%
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (10.82)            --         --          (1.23)
1MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (13.34)          2.29         --           4.71
            GOLDMAN SACHS VIT
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (23.33)            --         --          (4.07)
1MC           Mid Cap Value Fund (9/99; 5/98)                                 (6.29)            --         --           2.25
            INVESCO VIF
1ID           Dynamics Fund (8/01; 8/97)                                     (33.24)         (5.04)        --          (4.21)
1FS           Financial Services Fund (8/01; 9/99)                           (16.12)            --         --           0.31
1TC           Technology Fund (8/01; 5/97)                                   (48.04)         (8.00)        --          (5.00)
1TL           Telecommunications Fund (8/01; 9/99)                           (51.97)            --         --         (33.90)
            JANUS ASPEN SERIES 1GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (42.19)            --         --         (39.18)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (27.16)         (1.63)        --           6.47
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                    (12.25)            --         --          (5.65)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99(10)                                  (29.09)            --         --         (10.38)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (33.14)            --         --           0.81
1UT           Utilities Series - Service Class (8/01; 1/95)(10)              (24.32)         (2.34)        --           7.15
            PIONEER VCT
1PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (17.54)          0.26         --           8.31
1EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (20.52)            --         --         (10.25)
            PUTNAM VARIABLE TRUST
1HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (21.79)            --         --          (3.10)
1PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (19.14)          0.65         --           2.80
              (previously Putnam VT International Growth
              Fund - Class IB Shares)
1VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (31.95)         (5.79)        --          (1.72)
            STRONG FUNDS
1SO           Strong Opportunity Fund II -
              Advisor Class (8/01; 5/92)(15)                                 (28.34)          0.84       8.66           9.52


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            WANGER
1IT           International Small Cap (9/99; 5/95)                           (15.34%)        (10.08%)
1SP           U.S. Smaller Companies (9/99; 5/95)                            (18.29)          (2.15)
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(16)                         (14.37)         (11.51)
1WI           International Equity Fund (5/01; 7/00)                         (24.34)         (21.34)
1SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (39.50)         (29.17)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            WANGER
1IT           International Small Cap (9/99; 5/95)                           (15.34%)         3.53%        --%          9.46%
1SP           U.S. Smaller Companies (9/99; 5/95)                            (18.29)          1.26         --          11.18
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(16)                         (14.37)          0.67         --           6.39
1WI           International Equity Fund (5/01; 7/00)                         (24.34)            --         --         (21.07)
1SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (39.50)        (13.94)        --          (3.51)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee and a 0.95% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (28.77%)        (14.59%)
BD1           Bond Fund (9/99; 10/81)                                         (3.07)           3.25
CR1           Capital Resource Fund (9/99; 10/81)                            (28.19)         (16.21)
CM1           Cash Management Fund (9/99; 10/81)                              (7.04)           0.66
DE1           Diversified Equity Income Fund (9/99; 9/99)                    (25.45)          (7.30)
EM1           Emerging Markets Fund (5/00; 5/00)                             (13.07)         (16.15)
ES1           Equity Select Fund (5/01; 5/01)                                (20.65)         (13.83)
EI1           Extra Income Fund (9/99; 5/96)                                 (14.04)          (5.82)
FI1           Federal Income Fund (9/99; 9/99)                                (2.80)           3.42
GB1           Global Bond Fund (9/99; 5/96)                                    5.85            2.94
GR1           Growth Fund (9/99; 9/99)                                       (31.90)         (21.58)
IE1           International Fund (9/99; 1/92)                                (24.73)         (18.33)
MF1           Managed Fund (9/99; 4/86)                                      (19.88)          (7.90)
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (28.06)         (12.17)
SV1           Partners Small Cap Value Fund (8/01; 8/01)                     (19.17)         (10.27)
IV1           S&P 500 Index Fund (5/00; 5/00)                                (28.54)         (19.84)
SC1           Small Cap Advantage Fund (9/99; 9/99)                          (23.66)          (5.51)
ST1           Stock Fund (8/01; 8/01)                                        (27.16)         (22.57)
SA1           Strategy Aggressive Fund (9/99; 1/92)                          (37.23)         (18.19)
            AIM V.I.
1AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (30.45)         (24.84)
1AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (27.80)         (22.57)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
1AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (28.40)         (23.74)
1AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                            (13.00)         (11.33)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(5)                     (26.86)         (24.57)
1AV           VP Value, Class II (8/01; 5/96)(5)                             (19.79)         (12.74)
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                         (19.23)         (11.93)
            EVERGREEN VA
1CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (28.73)         (24.78)
            FIDELITY(R) VIP
1FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (23.46)         (17.85)
1FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (17.25)         (10.64)
1FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (26.75)         (23.41)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (28.77%)           --%        --%        (14.59%)
BD1           Bond Fund (9/99; 10/81)                                         (3.07)          2.05       5.79           8.96
CR1           Capital Resource Fund (9/99; 10/81)                            (28.19)         (6.28)      2.61           9.08
CM1           Cash Management Fund (9/99; 10/81)                              (7.04)          1.81       3.09           5.09
DE1           Diversified Equity Income Fund (9/99; 9/99)                    (25.45)            --         --          (7.30)
EM1           Emerging Markets Fund (5/00; 5/00)                             (13.07)            --         --         (16.15)
ES1           Equity Select Fund (5/01; 5/01)                                (20.65)            --         --         (13.83)
EI1           Extra Income Fund (9/99; 5/96)                                 (14.04)         (4.22)        --          (0.48)
FI1           Federal Income Fund (9/99; 9/99)                                (2.80)            --         --           3.42
GB1           Global Bond Fund (9/99; 5/96)                                    5.85           2.15         --           3.45
GR1           Growth Fund (9/99; 9/99)                                       (31.90)            --         --         (21.58)
IE1           International Fund (9/99; 1/92)                                (24.73)         (7.99)      0.72           0.61
MF1           Managed Fund (9/99; 4/86)                                      (19.88)         (2.02)      5.36           7.58
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (28.06)         (2.14)        --           3.47
SV1           Partners Small Cap Value Fund (8/01; 8/01)                     (19.17)            --         --         (10.27)
IV1           S&P 500 Index Fund (5/00; 5/00)                                (28.54)            --         --         (19.84)
SC1           Small Cap Advantage Fund (9/99; 9/99)                          (23.66)            --         --          (5.51)
ST1           Stock Fund (8/01; 8/01)                                        (27.16)            --         --         (22.57)
SA1           Strategy Aggressive Fund (9/99; 1/92)                          (37.23)        (10.31)      0.54           1.37
            AIM V.I.
1AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (30.45)         (4.48)        --           6.10
1AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (27.80)            --         --          (3.61)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
1AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (28.40)          1.22       9.95           9.14
1AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                            (13.00)            --         --          (9.01)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(5)                     (26.86)         (5.14)        --           0.90
1AV           VP Value, Class II (8/01; 5/96)(5)                             (19.79)          1.54         --           6.80
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                         (19.23)         (1.60)      5.43           6.80
            EVERGREEN VA
1CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (28.73)            --         --          (4.02)
            FIDELITY(R) VIP
1FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (23.46)         (1.73)        --           3.19
1FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (17.25)            --         --          13.17
1FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (26.75)         (6.22)      3.44           3.17


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)             (6.22%)         8.20%
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (16.55)          4.79
1MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (18.88)        (16.43)
            GOLDMAN SACHS VIT
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (28.07)        (12.95)
1MC           Mid Cap Value Fund (9/99; 5/98)                                (12.39)          6.59
            INVESCO VIF
1ID           Dynamics Fund (8/01; 8/97)                                     (37.18)        (31.73)
1FS           Financial Services Fund (8/01; 9/99)                           (21.43)        (18.31)
1TC           Technology Fund (8/01; 5/97)                                   (50.80)        (45.16)
1TL           Telecommunications Fund (8/01; 9/99)                           (54.42)        (50.87)
             JANUS ASPEN SERIES 1GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (45.41)        (42.61)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (31.59)        (28.45)
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                    (17.87)        (14.39)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (33.37)        (26.27)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (37.09)        (20.20)
1UT           Utilities Series - Service Class (8/01; 1/95)(10)              (28.98)        (28.14)
            PIONEER VCT
1PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (22.74)        (18.61)
1EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (25.48)        (21.18)
            PUTNAM VARIABLE TRUST
1HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (26.65)        (21.85)
1PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (24.21)        (20.92)
              (previously Putnam VT International Growth
              Fund - Class IB Shares)
1VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (36.00)        (16.62)
            STRONG FUNDS
1SO           Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)    (32.67)        (25.85)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)             (6.22%)         0.12%      8.87%          8.53%
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (16.55)            --         --          (1.92)
1MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (18.88)          1.67         --           4.73
            GOLDMAN SACHS VIT
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (28.07)            --         --          (4.67)
1MC           Mid Cap Value Fund (9/99; 5/98)                                (12.39)            --         --           1.52
            INVESCO VIF
1ID           Dynamics Fund (8/01; 8/97)                                     (37.18)         (5.55)        --          (4.56)
1FS           Financial Services Fund (8/01; 9/99)                           (21.43)            --         --          (1.03)
1TC           Technology Fund (8/01; 5/97)                                   (50.80)         (8.42)        --          (5.24)
1TL           Telecommunications Fund (8/01; 9/99)                           (54.42)            --         --         (34.57)
            JANUS ASPEN SERIES 1GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (45.41)            --         --         (39.95)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (31.59)         (2.20)        --           6.92
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                    (17.87)            --         --          (6.43)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (33.37)            --         --         (11.28)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (37.09)            --         --           0.10
1UT           Utilities Series - Service Class (8/01; 1/95)(10)              (28.98)         (2.91)        --           7.50
            PIONEER VCT
1PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (22.74)         (0.37)        --           8.67
1EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (25.48)            --         --         (11.00)
            PUTNAM VARIABLE TRUST
1HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (26.65)            --         --          (3.76)
1PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (24.21)          0.02         --           2.58
              (previously Putnam VT International Growth
              Fund - Class IB Shares)
1VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (36.00)         (6.30)        --          (1.94)
            STRONG FUNDS
1SO           Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)    (32.67)          0.23       9.22          10.17


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            WANGER
1IT           International Small Cap (9/99; 5/95)                           (20.72%)        (11.21%)
1SP           U.S. Smaller Companies (9/99; 5/95)                            (23.43)          (3.45)
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(16)                         (19.82)         (14.71)
1WI           International Equity Fund (5/01; 7/00)                         (29.00)         (24.05)
1SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (42.94)         (31.52)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            WANGER
1IT           International Small Cap (9/99; 5/95)                           (20.72%)         2.96%        --%          9.83%
1SP           U.S. Smaller Companies (9/99; 5/95)                            (23.43)          0.62         --          11.58
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(16)                         (19.82)          0.03          --          6.83
1WI           International Equity Fund (5/01; 7/00)                         (29.00)            --          --        (22.74)
1SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (42.94)        (14.33)         --         (3.30)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (28.10%)        (14.34%)
BD1           Bond Fund (9/99; 10/81)                                         (2.12)           3.53
CR1           Capital Resource Fund (9/99; 10/81)                            (27.51)         (15.97)
CM1           Cash Management Fund (9/99; 10/81)                              (6.14)           0.95
DE1           Diversified Equity Income Fund (9/99; 9/99)                    (24.75)          (7.03)
EM1           Emerging Markets Fund (5/00; 5/00)                             (12.23)         (15.85)
ES1           Equity Select Fund (5/01; 5/01)                                (19.89)         (13.34)
EI1           Extra Income Fund (9/99; 5/96)                                 (13.22)          (5.54)
FI1           Federal Income Fund (9/99; 9/99)                                (1.86)           3.70
GB1           Global Bond Fund (9/99; 5/96)                                    6.85            3.22
GR1           Growth Fund (9/99; 9/99)                                       (31.27)         (21.35)
IE1           International Fund (9/99; 1/92)                                (24.02)         (18.09)
MF1           Managed Fund (9/99; 4/86)                                      (19.12)          (7.63)
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (27.39)         (11.91)
SV1           Partners Small Cap Value Fund (8/01; 8/01)                     (18.40)          (9.64)
IV1           S&P 500 Index Fund (5/00; 5/00)                                (27.87)         (19.56)
SC1           Small Cap Advantage Fund (9/99; 9/99)                          (22.93)          (5.24)
ST1           Stock Fund (8/01; 8/01)                                        (26.48)         (22.03)
SA1           Strategy Aggressive Fund (9/99; 1/92)                          (36.66)         (17.95)
            AIM V.I.
1AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (29.81)         (24.32)
1AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (27.13)         (22.03)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
1AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (27.73)         (23.21)
1AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                            (12.16)         (10.71)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(5)                     (26.17)         (24.05)
1AV           VP Value, Class II (8/01; 5/96)(5)                             (19.02)         (12.13)
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                         (18.46)         (11.61)
            EVERGREEN VA
1CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (28.06)         (24.26)
            FIDELITY(R) VIP
1FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (22.74)         (17.28)
1FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (16.46)         (10.02)
1FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (26.07)         (22.88)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (28.10%)           --%        --%        (14.34%)
BD1           Bond Fund (9/99; 10/81)                                         (2.12)          2.41       5.91           8.96
CR1           Capital Resource Fund (9/99; 10/81)                            (27.51)         (5.93)      2.77           9.08
CM1           Cash Management Fund (9/99; 10/81)                              (6.14)          2.18       3.24           5.09
DE1           Diversified Equity Income Fund (9/99; 9/99)                    (24.75)            --         --          (7.03)
EM1           Emerging Markets Fund (5/00; 5/00)                             (12.23)            --         --         (15.85)
ES1           Equity Select Fund (5/01; 5/01)                                (19.89)            --         --         (13.34)
EI1           Extra Income Fund (9/99; 5/96)                                 (13.22)         (3.86)        --          (0.06)
FI1           Federal Income Fund (9/99; 9/99)                                (1.86)            --         --           3.70
GB1           Global Bond Fund (9/99; 5/96)                                    6.85           2.52         --           3.82
GR1           Growth Fund (9/99; 9/99)                                       (31.27)            --         --         (21.35)
IE1           International Fund (9/99; 1/92)                                (24.02)         (7.65)      0.89           0.61
MF1           Managed Fund (9/99; 4/86)                                      (19.12)         (1.66)      5.49           7.58
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (27.39)         (1.78)        --           3.84
SV1           Partners Small Cap Value Fund (8/01; 8/01)                     (18.40)            --         --          (9.64)
IV1           S&P 500 Index Fund (5/00; 5/00)                                (27.87)            --         --         (19.56)
SC1           Small Cap Advantage Fund (9/99; 9/99)                          (22.93)            --         --          (5.24)
ST1           Stock Fund (8/01; 8/01)                                        (26.48)            --         --         (22.03)
SA1           Strategy Aggressive Fund (9/99; 1/92)                          (36.66)         (9.99)      0.71           1.37
            AIM V.I.
1AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (29.81)         (4.13)        --           6.22
1AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (27.13)            --         --          (3.23)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
1AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (27.73)          1.60      10.03           9.14
1AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                            (12.16)            --         --          (8.50)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(5)                     (26.17)         (4.79)        --           1.21
1AV           VP Value, Class II (8/01; 5/96)(5)                             (19.02)          1.92         --           7.11
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                         (18.46)         (1.24)      5.55           6.80
            EVERGREEN VA
1CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (28.06)            --         --          (3.65)
            FIDELITY(R) VIP
1FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (22.74)         (1.37)        --           3.62
1FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (16.46)            --         --          13.51
1FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (26.07)         (5.88)      3.59           3.17


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)             (5.31%)          8.45%
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (15.76)           5.06
1MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (18.10)         (15.85)
            GOLDMAN SACHS VIT
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (27.39)         (12.69)
1MC           Mid Cap Value Fund (9/99; 5/98)                                (11.54)           6.85
            INVESCO VIF
1ID           Dynamics Fund (8/01; 8/97)                                     (36.61)         (31.25)
1FS           Financial Services Fund (8/01; 9/99)                           (20.69)         (17.74)
1TC           Technology Fund (8/01; 5/97)                                   (50.38)         (44.78)
1TL           Telecommunications Fund (8/01; 9/99)                           (54.03)         (50.52)
            JANUS ASPEN SERIES 1GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (44.93)         (42.41)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (30.95)         (28.20)
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                    (17.08)         (14.14)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (32.75)         (26.01)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (36.52)         (19.92)
1UT           Utilities Series - Service Class (8/01; 1/95)(10)              (28.32)         (27.64)
            PIONEER VCT
1PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (22.01)         (18.04)
1EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (24.78)         (20.63)
            PUTNAM VARIABLE TRUST
1HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (25.96)         (21.31)
1PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (23.50)         (20.37)
              (previously Putnam VT International Growth
              Fund - Class IB Shares)
1VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (35.41)         (16.37)
            STRONG FUNDS
1SO           Strong Opportunity Fund II -
              Advisor Class (8/01; 5/92)(15)                                 (32.05)         (25.34)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)             (5.31%)          0.50%      8.96%          8.53%
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (15.76)            --         --          (1.53)
1MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (18.10)          2.04         --           5.11
            GOLDMAN SACHS VIT
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (27.39)            --         --          (4.30)
1MC           Mid Cap Value Fund (9/99; 5/98)                                (11.54)            --         --           1.92
            INVESCO VIF
1ID           Dynamics Fund (8/01; 8/97)                                     (36.61)         (5.21)        --          (4.22)
1FS           Financial Services Fund (8/01; 9/99)                           (20.69)            --         --          (0.74)
1TC           Technology Fund (8/01; 5/97)                                   (50.38)         (8.11)        --          (4.94)
1TL           Telecommunications Fund (8/01; 9/99)                           (54.03)            --         --         (34.38)
            JANUS ASPEN SERIES 1GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (44.93)            --         --         (39.77)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (30.95)         (1.85)        --           7.12
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                    (17.08)            --         --          (6.01)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (32.75)            --         --         (11.05)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (36.52)            --         --           0.50
1UT           Utilities Series - Service Class (8/01; 1/95)(10)              (28.32)         (2.56)        --           7.80
            PIONEER VCT
1PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (22.01)          0.00         --           8.96
1EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (24.78)            --         --         (10.59)
            PUTNAM VARIABLE TRUST
1HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (25.96)            --         --          (3.38)
1PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (23.50)          0.39         --           2.88
              (previously Putnam VT International Growth
              Fund - Class IB Shares)
1VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (35.41)         (5.96)        --          (1.65)
            STRONG FUNDS
1SO           Strong Opportunity Fund II -
              Advisor Class (8/01; 5/92)(15)                                 (32.05)          0.60       9.31          10.17


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            WANGER
1IT           International Small Cap (9/99; 5/95)                           (19.96%)       (10.95%)
1SP           U.S. Smaller Companies (9/99; 5/95)                            (22.71)         (3.17)
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(16)                         (19.06)        (14.23)
1WI           International Equity Fund (5/01; 7/00)                         (28.33)        (23.63)
1SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (42.43)        (31.14)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            WANGER
1IT           International Small Cap (9/99; 5/95)                           (19.96%)         3.32%        --%        10.11%
1SP           U.S. Smaller Companies (9/99; 5/95)                            (22.71)          1.00         --         11.83
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(16)                         (19.06)          0.41         --          7.04
1WI           International Equity Fund (5/01; 7/00)                         (28.33)            --         --        (22.45)
1SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (42.43)        (14.02)        --         (2.86)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (23.44%)       (12.87%)
BD1           Bond Fund (9/99; 10/81)                                          4.49           5.18
CR1           Capital Resource Fund (9/99; 10/81)                            (22.81)        (14.53)
CM1           Cash Management Fund (9/99; 10/81)                               0.17           2.67
DE1           Diversified Equity Income Fund (9/99; 9/99)                    (19.84)         (5.44)
EM1           Emerging Markets Fund (5/00; 5/00)                              (6.38)        (14.10)
ES1           Equity Select Fund (5/01; 5/01)                                (14.62)         (9.97)
EI1           Extra Income Fund (9/99; 5/96)                                  (7.44)         (3.93)
FI1           Federal Income Fund (9/99; 9/99)                                 4.78           5.34
GB1           Global Bond Fund (9/99; 5/96)                                   13.85           4.88
GR1           Growth Fund (9/99; 9/99)                                       (26.85)        (20.01)
IE1           International Fund (9/99; 1/92)                                (19.06)        (16.69)
MF1           Managed Fund (9/99; 4/86)                                      (13.79)         (6.05)
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (22.68)        (10.41)
SV1           Partners Small Cap Value Fund (8/01; 8/01)                     (13.01)         (5.29)
IV1           S&P 500 Index Fund (5/00; 5/00)                                (23.19)        (17.62)
SC1           Small Cap Advantage Fund (9/99; 9/99)                          (17.89)         (3.62)
ST1           Stock Fund (8/01; 8/01)                                        (21.70)        (18.31)
SA1           Strategy Aggressive Fund (9/99; 1/92)                          (32.64)        (16.55)
            AIM V.I.
1AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (25.28)        (20.69)
1AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (22.40)        (18.31)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
1AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (23.05)        (19.53)
1AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                             (6.30)         (6.43)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(5)                     (21.37)        (20.42)
1AV           VP Value, Class II (8/01; 5/96)(5)                             (13.68)         (7.91)
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                         (13.07)         (9.46)
            EVERGREEN VA
1CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (23.40)        (20.64)
            FIDELITY(R) VIP
1FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (17.68)        (13.31)
1FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (10.92)         (5.71)
1FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (21.25)        (19.20)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC1           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (23.44%)           --%        --%       (12.87%)
BD1           Bond Fund (9/99; 10/81)                                          4.49           3.31       5.91          8.96
CR1           Capital Resource Fund (9/99; 10/81)                            (22.81)         (5.09)      2.77          9.08
CM1           Cash Management Fund (9/99; 10/81)                               0.17           3.08       3.24          5.09
DE1           Diversified Equity Income Fund (9/99; 9/99)                    (19.84)            --         --         (5.44)
EM1           Emerging Markets Fund (5/00; 5/00)                              (6.38)            --         --        (14.10)
ES1           Equity Select Fund (5/01; 5/01)                                (14.62)            --         --         (9.97)
EI1           Extra Income Fund (9/99; 5/96)                                  (7.44)         (2.97)        --          0.21
FI1           Federal Income Fund (9/99; 9/99)                                 4.78             --         --          5.34
GB1           Global Bond Fund (9/99; 5/96)                                   13.85           3.41         --          4.06
GR1           Growth Fund (9/99; 9/99)                                       (26.85)            --         --        (20.01)
IE1           International Fund (9/99; 1/92)                                (19.06)         (6.82)      0.89          0.61
MF1           Managed Fund (9/99; 4/86)                                      (13.79)         (0.76)      5.49          7.58
ND1           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (22.68)         (0.90)        --          4.08
SV1           Partners Small Cap Value Fund (8/01; 8/01)                     (13.01)            --         --         (5.29)
IV1           S&P 500 Index Fund (5/00; 5/00)                                (23.19)            --         --        (17.62)
SC1           Small Cap Advantage Fund (9/99; 9/99)                          (17.89)            --         --         (3.62)
ST1           Stock Fund (8/01; 8/01)                                        (21.70)            --         --        (18.31)
SA1           Strategy Aggressive Fund (9/99; 1/92)                          (32.64)         (9.20)      0.71          1.37
            AIM V.I.
1AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (25.28)         (3.28)        --          6.22
1AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (22.40)            --         --         (2.30)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
1AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (23.05)          2.50      10.03          9.14
1AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                             (6.30)            --         --         (4.94)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
1AI           VP International, Class II (8/01; 5/94)(5)                     (21.37)         (3.93)        --          1.21
1AV           VP Value, Class II (8/01; 5/96)(5)                             (13.68)          2.83         --          7.31
            CALVERT VARIABLE SERIES, INC.
1SR           Social Balanced Portfolio (5/00; 9/86)                         (13.07)         (0.34)      5.55          6.80
            EVERGREEN VA
1CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (23.40)            --         --         (2.76)
            FIDELITY(R) VIP
1FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (17.68)         (0.48)        --          3.89
1FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (10.92)            --         --         14.35
1FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (21.25)         (5.03)      3.59          3.17


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)              1.06%          9.94%
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (10.17)          6.66
1MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (12.69)        (11.81)
            GOLDMAN SACHS VIT
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (22.68)        (11.20)
1MC           Mid Cap Value Fund (9/99; 5/98)                                 (5.64)          8.39
            INVESCO VIF
1ID           Dynamics Fund (8/01; 8/97)                                     (32.59)        (27.94)
1FS           Financial Services Fund (8/01; 9/99)                           (15.47)        (13.81)
1TC           Technology Fund (8/01; 5/97)                                   (47.39)        (42.14)
1TL           Telecommunications Fund (8/01; 9/99)                           (51.32)        (48.14)
            JANUS ASPEN SERIES 1GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (41.54)        (41.04)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (26.51)        (26.48)
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                    (11.60)        (12.67)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (28.44)        (24.24)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (32.49)        (18.01)
1UT           Utilities Series - Service Class (8/01; 1/95)(10)              (23.67)        (24.15)
            PIONEER VCT
1PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (16.89)        (14.11)
1EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (19.87)        (16.84)
            PUTNAM VARIABLE TRUST
1HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (21.14)        (17.53)
1PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (18.49)        (16.55)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
1VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (31.30)        (14.95)
            STRONG FUNDS
1SO           Strong Opportunity Fund II -
              Advisor Class (8/01; 5/92)(15)                                 (27.69)        (21.76)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            FTVIPT
1RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)              1.06%          1.43%       8.96%        8.53%
1SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (10.17)            --         --         (0.58)
1MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (12.69)          2.94         --          5.36
            GOLDMAN SACHS VIT
1UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (22.68)            --         --         (3.42)
1MC           Mid Cap Value Fund (9/99; 5/98)                                 (5.64)            --         --          2.90
            INVESCO VIF
1ID           Dynamics Fund (8/01; 8/97)                                     (32.59)         (4.39)        --         (3.56)
1FS           Financial Services Fund (8/01; 9/99)                           (15.47)            --         --          0.96
1TC           Technology Fund (8/01; 5/97)                                   (47.39)         (7.35)        --         (4.35)
1TL           Telecommunications Fund (8/01; 9/99)                           (51.32)            --         --        (33.25)
            JANUS ASPEN SERIES 1GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (41.54)            --         --        (38.53)
1IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (26.51)         (0.98)        --          7.12
            LAZARD RETIREMENT SERIES
1IP           International Equity Portfolio (9/99; 9/98)                    (11.60)            --         --         (5.00)
            MFS(R)
1MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (28.44)            --         --         (9.73)
1MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (32.49)            --         --          1.46
1UT           Utilities Series - Service Class (8/01; 1/95)(10)              (23.67)         (1.69)        --          7.80
            PIONEER VCT
1PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (16.89)          0.91         --          8.96
1EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (19.87)            --         --         (9.60)
            PUTNAM VARIABLE TRUST
1HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (21.14)            --         --         (2.45)
1PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (18.49)          1.30         --          3.45
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
1VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (31.30)         (5.14)        --         (1.07)
            STRONG FUNDS
1SO           Strong Opportunity Fund II -
              Advisor Class (8/01; 5/92)(15)                                 (27.69)          1.49       9.31         10.17


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            WANGER
1IT           International Small Cap (9/99; 5/95)                           (14.69%)        (9.43%)
1SP           U.S. Smaller Companies (9/99; 5/95)                            (17.64)         (1.50)
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(16)                         (13.72)        (10.86)
1WI           International Equity Fund (5/01; 7/00)                         (23.69)        (20.69)
1SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (38.85)        (28.52)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            WANGER
1IT           International Small Cap (9/99; 5/95)                           (14.69%)         4.18%        --%        10.11%
1SP           U.S. Smaller Companies (9/99; 5/95)                            (17.64)          1.91         --         11.83
            WELLS FARGO VT
1AA           Asset Allocation Fund (5/01; 4/94)(16)                         (13.72)          1.32         --          7.04
1WI           International Equity Fund (5/01; 7/00)                         (23.69)            --         --        (20.42)
1SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (38.85)        (13.29)        --         (2.86)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.95% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS AND THE TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (29.23%)       (15.05%)
BD2           Bond Fund (9/99; 10/81)                                         (3.47)          2.79
CR2           Capital Resource Fund (9/99; 10/81)                            (28.64)        (16.68)
CM2           Cash Management Fund (9/99; 10/81)                              (7.46)          0.23
DE2           Diversified Equity Income Fund (9/99; 9/99)                    (25.90)         (7.75)
EM2           Emerging Markets Fund (5/00; 5/00)                             (13.49)        (16.88)
ES2           Equity Select Fund (5/01; 5/01)                                (21.09)        (14.29)
EI2           Extra Income Fund (9/99; 5/96)                                 (14.47)         (6.26)
FI2           Federal Income Fund (9/99; 9/99)                                (3.21)          2.96
GB2           Global Bond Fund (9/99; 5/96)                                    5.42           2.48
GR2           Growth Fund (9/99; 9/99)                                       (32.36)        (22.06)
IE2           International Fund (9/99; 1/92)                                (25.18)        (18.80)
MF2           Managed Fund (9/99; 4/86)                                      (20.32)         (8.35)
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (28.52)        (12.62)
SV2           Partners Small Cap Value Fund (8/01; 8/01)                     (19.61)        (10.70)
IV2           S&P 500 Index Fund (5/00; 5/00)                                (28.99)        (20.31)
SC2           Small Cap Advantage Fund (9/99; 9/99)                          (24.10)         (5.96)
ST2           Stock Fund (8/01; 8/01)                                        (27.62)        (23.03)
SA2           Strategy Aggressive Fund (9/99; 1/92)                          (37.70)        (18.65)
            AIM V.I.
2AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (30.91)        (25.30)
2AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (28.26)        (23.03)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
2AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (28.86)        (24.19)
2AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                            (13.42)        (11.76)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI           VP International, Class II (8/01; 5/94)(5)                     (27.31)        (25.03)
2AV           VP Value, Class II (8/01; 5/96)(5)                             (20.23)        (13.17)
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                         (19.67)        (12.38)
            EVERGREEN VA
2CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (29.18)        (25.24)
            FIDELITY(R) VIP
2FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (23.91)        (18.30)
2FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (17.68)        (11.07)
2FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (27.21)        (23.86)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (29.23%)           --%        --%       (15.05%)
BD2           Bond Fund (9/99; 10/81)                                         (3.47)          1.58       5.35          8.53
CR2           Capital Resource Fund (9/99; 10/81)                            (28.64)         (6.73)      2.16          8.65
CM2           Cash Management Fund (9/99; 10/81)                              (7.46)          1.34       2.64          4.65
DE2           Diversified Equity Income Fund (9/99; 9/99)                    (25.90)            --         --         (7.75)
EM2           Emerging Markets Fund (5/00; 5/00)                             (13.49)            --         --        (16.88)
ES2           Equity Select Fund (5/01; 5/01)                                (21.09)            --         --        (14.29)
EI2           Extra Income Fund (9/99; 5/96)                                 (14.47)         (4.66)        --         (0.92)
FI2           Federal Income Fund (9/99; 9/99)                                (3.21)            --         --          2.96
GB2           Global Bond Fund (9/99; 5/96)                                    5.42           1.69         --          2.99
GR2           Growth Fund (9/99; 9/99)                                       (32.36)            --         --        (22.06)
IE2           International Fund (9/99; 1/92)                                (25.18)         (8.45)      0.27          0.16
MF2           Managed Fund (9/99; 4/86)                                      (20.32)         (2.46)      4.92          7.15
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (28.52)         (2.58)        --          3.01
SV2           Partners Small Cap Value Fund (8/01; 8/01)                     (19.61)            --         --        (10.70)
IV2           S&P 500 Index Fund (5/00; 5/00)                                (28.99)            --         --        (20.31)
SC2           Small Cap Advantage Fund (9/99; 9/99)                          (24.10)            --         --         (5.96)
ST2           Stock Fund (8/01; 8/01)                                        (27.62)            --         --        (23.03)
SA2           Strategy Aggressive Fund (9/99; 1/92)                          (37.70)        (10.77)      0.09          0.93
            AIM V.I.
2AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (30.91)         (4.94)        --          5.65
2AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (28.26)            --         --         (4.05)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
2AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (28.86)          0.79       9.51          8.70
2AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                            (13.42)            --         --         (9.45)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI           VP International, Class II (8/01; 5/94)(5)                     (27.31)         (5.59)        --          0.45
2AV           VP Value, Class II (8/01; 5/96)(5)                             (20.23)          1.08         --          6.35
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                         (19.67)         (2.05)      4.98          6.36
            EVERGREEN VA
2CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (29.18)            --         --         (4.46)
            FIDELITY(R) VIP
2FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (23.91)         (2.17)        --          2.74
2FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (17.68)            --         --         12.74
2FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (27.21)         (6.67)      2.99          2.72


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS AND THE TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)             (6.64%)         7.76%
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (16.99)          4.34
2MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (19.31)        (16.87)
            GOLDMAN SACHS VIT
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (28.52)        (13.41)
2MC           Mid Cap Value Fund (9/99; 5/98)                                (12.81)          6.14
            INVESCO VIF
2ID           Dynamics Fund (8/01; 8/97)                                     (37.65)        (32.20)
2FS           Financial Services Fund (8/01; 9/99)                           (21.88)        (18.76)
2TC           Technology Fund (8/01; 5/97)                                   (51.30)        (45.66)
2TL           Telecommunications Fund (8/01; 9/99)                           (54.92)        (51.38)
            JANUS ASPEN SERIES 2GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (45.90)        (43.12)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (32.05)        (28.93)
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                    (18.30)        (14.85)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (33.84)        (26.75)
2MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (37.56)        (20.67)
2UT           Utilities Series -
              Service Class (8/01; 1/95)(10)                                 (29.44)        (28.61)
            PIONEER VCT
2PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (23.18)        (19.06)
2EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (25.93)        (21.63)
            PUTNAM VARIABLE TRUST
2HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (27.10)        (22.31)
2PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (24.66)        (21.37)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
2VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)        (36.47)        (17.08)
            STRONG FUNDS
2SO           Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)    (33.14)        (26.32)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)             (6.64%)        (0.31%)     8.43%         8.10%
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (16.99)            --         --         (2.36)
2MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (19.31)          1.20         --          4.27
            GOLDMAN SACHS VIT
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (28.52)            --         --         (5.11)
2MC           Mid Cap Value Fund (9/99; 5/98)                                (12.81)            --         --          1.08
            INVESCO VIF
2ID           Dynamics Fund (8/01; 8/97)                                     (37.65)         (6.00)        --         (5.01)
2FS           Financial Services Fund (8/01; 9/99)                           (21.88)            --         --         (1.47)
2TC           Technology Fund (8/01; 5/97)                                   (51.30)         (8.87)        --         (5.69)
2TL           Telecommunications Fund (8/01; 9/99)                           (54.92)            --         --        (35.07)
            JANUS ASPEN SERIES 2GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (45.90)            --         --        (40.45)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (32.05)         (2.64)        --          6.47
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                    (18.30)            --         --         (6.88)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (33.84)            --         --        (11.73)
2MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (37.56)            --         --         (0.33)
2UT           Utilities Series -
              Service Class (8/01; 1/95)(10)                                 (29.44)         (3.35)        --          7.05
            PIONEER VCT
2PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (23.18)         (0.81)        --          8.23
2EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (25.93)            --         --        (11.45)
              PUTNAM VARIABLE TRUST
2HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (27.10)            --         --         (4.21)
2PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (24.66)         (0.41)        --          2.12
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
2VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)        (36.47)         (6.74)        --         (2.38)
            STRONG FUNDS
2SO           Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)    (33.14)         (0.20)      8.79          9.74


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS AND THE TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            WANGER
2IT           International Small Cap (9/99; 5/95)                           (21.16%)       (11.67%)
2SP           U.S. Smaller Companies (9/99; 5/95)                            (23.88)         (3.89)
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(16)                         (20.26)        (15.16)
2WI           International Equity Fund (5/01; 7/00)                         (29.45)        (24.52)
2SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (43.43)        (32.00)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            WANGER
2IT           International Small Cap (9/99; 5/95)                           (21.16%)         2.50%        --%         9.39%
2SP           U.S. Smaller Companies (9/99; 5/95)                            (23.88)          0.19         --         11.15
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(16)                         (20.26)         (0.40)        --          6.39
2WI           International Equity Fund (5/01; 7/00)                         (29.45)            --         --        (23.21)
2SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (43.43)        (14.82)        --         (3.79)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS AND THE SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (28.56%)       (14.80%)
BD2           Bond Fund (9/99; 10/81)                                         (2.53)          3.07
CR2           Capital Resource Fund (9/99; 10/81)                            (27.98)        (16.43)
CM2           Cash Management Fund (9/99; 10/81)                              (6.57)          0.52
DE2           Diversified Equity Income Fund (9/99; 9/99)                    (25.21)         (7.48)
EM2           Emerging Markets Fund (5/00; 5/00)                             (12.66)        (16.58)
ES2           Equity Select Fund (5/01; 5/01)                                (20.34)        (13.80)
EI2           Extra Income Fund (9/99; 5/96)                                 (13.65)         (5.99)
FI2           Federal Income Fund (9/99; 9/99)                                (2.26)          3.24
GB2           Global Bond Fund (9/99; 5/96)                                    6.42           2.77
GR2           Growth Fund (9/99; 9/99)                                       (31.74)        (21.83)
IE2           International Fund (9/99; 1/92)                                (24.48)        (18.56)
MF2           Managed Fund (9/99; 4/86)                                      (19.57)         (8.08)
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (27.85)        (12.37)
SV2           Partners Small Cap Value Fund (8/01; 8/01)                     (18.84)        (10.08)
IV2           S&P 500 Index Fund (5/00; 5/00)                                (28.33)        (20.03)
SC2           Small Cap Advantage Fund (9/99; 9/99)                          (23.39)         (5.68)
ST2           Stock Fund (8/01; 8/01)                                        (26.94)        (22.49)
SA2           Strategy Aggressive Fund (9/99; 1/92)                          (37.14)        (18.42)
            AIM V.I.
2AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (30.27)        (24.78)
2AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (27.59)        (22.49)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
2AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (28.19)        (23.67)
2AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                            (12.59)        (11.15)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI           VP International, Class II (8/01; 5/94)(5)                     (26.63)        (24.51)
2AV           VP Value, Class II (8/01; 5/96)(5)                             (19.47)        (12.57)
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                         (18.90)        (12.07)
            EVERGREEN VA
2CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (28.52)        (24.72)
            FIDELITY(R) VIP
2FG           Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)     (23.19)        (17.73)
2FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (16.89)        (10.46)
2FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (26.52)        (23.34)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (28.56%)           --%        --%       (14.80%)
BD2           Bond Fund (9/99; 10/81)                                         (2.53)          1.95       5.47          8.53
CR2           Capital Resource Fund (9/99; 10/81)                            (27.98)         (6.38)      2.32          8.65
CM2           Cash Management Fund (9/99; 10/81)                              (6.57)          1.72       2.80          4.65
DE2           Diversified Equity Income Fund (9/99; 9/99)                    (25.21)            --         --         (7.48)
EM2           Emerging Markets Fund (5/00; 5/00)                             (12.66)            --         --        (16.58)
ES2           Equity Select Fund (5/01; 5/01)                                (20.34)            --         --        (13.80)
EI2           Extra Income Fund (9/99; 5/96)                                 (13.65)         (4.30)        --         (0.51)
FI2           Federal Income Fund (9/99; 9/99)                                (2.26)            --         --          3.24
GB2           Global Bond Fund (9/99; 5/96)                                    6.42           2.06         --          3.37
GR2           Growth Fund (9/99; 9/99)                                       (31.74)            --         --        (21.83)
IE2           International Fund (9/99; 1/92)                                (24.48)         (8.11)      0.45          0.16
MF2           Managed Fund (9/99; 4/86)                                      (19.57)         (2.10)      5.05          7.15
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (27.85)         (2.22)        --          3.39
SV2           Partners Small Cap Value Fund (8/01; 8/01)                     (18.84)            --         --        (10.08)
IV2           S&P 500 Index Fund (5/00; 5/00)                                (28.33)            --         --        (20.03)
SC2           Small Cap Advantage Fund (9/99; 9/99)                          (23.39)            --         --         (5.68)
ST2           Stock Fund (8/01; 8/01)                                        (26.94)            --         --        (22.49)
SA2           Strategy Aggressive Fund (9/99; 1/92)                          (37.14)        (10.45)      0.26          0.93
            AIM V.I.
2AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (30.27)         (4.59)        --          5.78
2AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (27.59)            --         --         (3.67)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
2AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (28.19)          1.16       9.60          8.70
2AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                            (12.59)            --         --         (8.94)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI           VP International, Class II (8/01; 5/94)(5)                     (26.63)         (5.24)        --          0.76
2AV           VP Value, Class II (8/01; 5/96)(5)                             (19.47)          1.46         --          6.66
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                         (18.90)         (1.68)      5.11          6.36
            EVERGREEN VA
2CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (28.52)            --         --         (4.10)
            FIDELITY(R) VIP
2FG           Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)     (23.19)         (1.81)        --          3.17
2FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (16.89)            --         --         13.08
2FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (26.52)         (6.33)      3.15          2.72


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS AND THE SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)             (5.73%)         8.01%
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (16.19)          4.61
2MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (18.54)        (16.29)
            GOLDMAN SACHS VIT
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (27.85)        (13.15)
2MC           Mid Cap Value Fund (9/99; 5/98)                                (11.97)          6.40
            INVESCO VIF
2ID           Dynamics Fund (8/01; 8/97)                                     (37.09)        (31.73)
2FS           Financial Services Fund (8/01; 9/99)                           (21.14)        (18.20)
2TC           Technology Fund (8/01; 5/97)                                   (50.88)        (45.29)
2TL           Telecommunications Fund (8/01; 9/99)                           (54.54)        (51.04)
            JANUS ASPEN SERIES 2GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (45.42)        (42.92)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (31.42)        (28.68)
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                    (17.52)        (14.60)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (33.23)        (26.50)
2MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (36.99)        (20.39)
2UT           Utilities Series -
              Service Class (8/01; 1/95)(10)                                 (28.78)        (28.11)
            PIONEER VCT
2PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (22.46)        (18.49)
2EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (25.24)        (21.09)
            PUTNAM VARIABLE TRUST
2HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (26.42)        (21.77)
2PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (23.95)        (20.82)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
2VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (35.89)        (16.84)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)             (5.73%)         0.07%      8.53%         8.10%
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (16.19)            --         --         (1.97)
2MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (18.54)          1.58         --          4.66
            GOLDMAN SACHS VIT
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (27.85)            --         --         (4.75)
2MC           Mid Cap Value Fund (9/99; 5/98)                                (11.97)            --         --          1.48
            INVESCO VIF
2ID           Dynamics Fund (8/01; 8/97)                                     (37.09)         (5.66)        --         (4.67)
2FS           Financial Services Fund (8/01; 9/99)                           (21.14)            --         --         (1.18)
2TC           Technology Fund (8/01; 5/97)                                   (50.88)         (8.57)        --         (5.39)
2TL           Telecommunications Fund (8/01; 9/99)                           (54.54)            --         --        (34.88)
            JANUS ASPEN SERIES 2GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (45.42)            --         --        (40.27)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (31.42)         (2.29)        --          6.69
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                    (17.52)            --         --         (6.47)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (33.23)            --         --        (11.51)
2MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (36.99)            --         --          0.06
2UT           Utilities Series -
              Service Class (8/01; 1/95)(10)                                 (28.78)         (3.00)        --          7.36
            PIONEER VCT
2PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (22.46)         (0.44)        --          8.52
2EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (25.24)            --         --        (11.05)
            PUTNAM VARIABLE TRUST
2HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (26.42)            --         --         (3.83)
2PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (23.95)         (0.04)        --          2.42
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
2VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (35.89)         (6.41)        --         (2.09)


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS AND THE SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            STRONG FUNDS
2SO           Strong Opportunity Fund II -
              Advisor Class (8/01; 5/92)(15)                                 (32.52%)       (25.80%)
            WANGER
2IT           International Small Cap (9/99; 5/95)                           (20.41)        (11.41)
2SP           U.S. Smaller Companies (9/99; 5/95)                            (23.16)         (3.61)
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(16)                         (19.50)        (14.68)
2WI           International Equity Fund (5/01; 7/00)                         (28.80)        (24.09)
2SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (42.92)        (31.62)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            STRONG FUNDS
2SO           Strong Opportunity Fund II -
              Advisor Class (8/01; 5/92)(15)                                 (32.52%)         0.16%      8.88%         9.74%
            WANGER
2IT           International Small Cap (9/99; 5/95)                           (20.41)          2.86         --          9.67
2SP           U.S. Smaller Companies (9/99; 5/95)                            (23.16)          0.56         --         11.41
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(16)                         (19.50)         (0.03)        --          6.60
2WI           International Equity Fund (5/01; 7/00)                         (28.80)            --         --        (22.92)
2SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (42.92)        (14.52)        --         (3.35)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (23.94%)       (13.35%)
BD2           Bond Fund (9/99; 10/81)                                          4.05           4.74
CR2           Capital Resource Fund (9/99; 10/81)                            (23.31)        (15.01)
CM2           Cash Management Fund (9/99; 10/81)                              (0.29)          2.22
DE2           Diversified Equity Income Fund (9/99; 9/99)                    (20.33)         (5.90)
EM2           Emerging Markets Fund (5/00; 5/00)                              (6.84)        (14.57)
ES2           Equity Select Fund (5/01; 5/01)                                (15.09)        (10.45)
EI2           Extra Income Fund (9/99; 5/96)                                  (7.90)         (4.39)
FI2           Federal Income Fund (9/99; 9/99)                                 4.34           4.90
GB2           Global Bond Fund (9/99; 5/96)                                   13.42           4.44
GR2           Growth Fund (9/99; 9/99)                                       (27.35)        (20.50)
IE2           International Fund (9/99; 1/92)                                (19.54)        (17.18)
MF2           Managed Fund (9/99; 4/86)                                      (14.27)         (6.51)
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (23.17)        (10.88)
SV2           Partners Small Cap Value Fund (8/01; 8/01)                     (13.49)         (5.75)
IV2           S&P 500 Index Fund (5/00; 5/00)                                (23.69)        (18.11)
SC2           Small Cap Advantage Fund (9/99; 9/99)                          (18.37)         (4.08)
ST2           Stock Fund (8/01; 8/01)                                        (22.19)        (18.80)
SA2           Strategy Aggressive Fund (9/99; 1/92)                          (33.16)        (17.03)
            AIM V.I.
2AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (25.78)        (21.18)
2AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (22.89)        (18.79)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
2AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (23.54)        (20.02)
2AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                             (6.76)         (6.89)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI           VP International, Class II (8/01; 5/94)(5)                     (21.86)        (20.91)
2AV           VP Value, Class II (8/01; 5/96)(5)                             (14.16)         (8.37)
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                         (13.55)         (9.93)
            EVERGREEN VA
2CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (23.89)        (21.13)
            FIDELITY(R) VIP
2FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (18.16)        (13.78)
2FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (11.39)         (6.17)
2FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (21.75)        (19.69)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (23.94%)           --%        --%       (13.35%)
BD2           Bond Fund (9/99; 10/81)                                          4.05           2.86       5.47          8.53
CR2           Capital Resource Fund (9/99; 10/81)                            (23.31)         (5.55)      2.32          8.65
CM2           Cash Management Fund (9/99; 10/81)                              (0.29)          2.63       2.80          4.65
DE2           Diversified Equity Income Fund (9/99; 9/99)                    (20.33)            --         --         (5.90)
EM2           Emerging Markets Fund (5/00; 5/00)                              (6.84)            --         --        (14.57)
ES2           Equity Select Fund (5/01; 5/01)                                (15.09)            --         --        (10.45)
EI2           Extra Income Fund (9/99; 5/96)                                  (7.90)         (3.43)        --         (0.24)
FI2           Federal Income Fund (9/99; 9/99)                                 4.34             --         --          4.90
GB2           Global Bond Fund (9/99; 5/96)                                   13.42           2.97         --          3.61
GR2           Growth Fund (9/99; 9/99)                                       (27.35)            --         --        (20.50)
IE2           International Fund (9/99; 1/92)                                (19.54)         (7.29)      0.45          0.16
MF2           Managed Fund (9/99; 4/86)                                      (14.27)         (1.22)      5.05          7.15
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (23.17)         (1.35)        --          3.64
SV2           Partners Small Cap Value Fund (8/01; 8/01)                     (13.49)            --         --         (5.75)
IV2           S&P 500 Index Fund (5/00; 5/00)                                (23.69)            --         --        (18.11)
SC2           Small Cap Advantage Fund (9/99; 9/99)                          (18.37)            --         --         (4.08)
ST2           Stock Fund (8/01; 8/01)                                        (22.19)            --         --        (18.80)
SA2           Strategy Aggressive Fund (9/99; 1/92)                          (33.16)         (9.67)      0.26          0.93
            AIM V.I.
2AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (25.78)         (3.75)        --          5.78
2AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (22.89)            --         --         (2.76)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
2AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (23.54)          2.06       9.60          8.70
2AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                             (6.76)            --         --         (5.41)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI           VP International, Class II (8/01; 5/94)(5)                     (21.86)         (4.40)        --          0.76
2AV           VP Value, Class II (8/01; 5/96)(5)                             (14.16)          2.37         --          6.87
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                         (13.55)         (0.79)      5.11          6.36
            EVERGREEN VA
2CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (23.89)            --         --         (3.21)
            FIDELITY(R) VIP
2FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (18.16)         (0.93)        --          3.45
2FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (11.39)            --         --         13.93
2FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (21.75)         (5.49)      3.15          2.72


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)              0.61%          9.51%
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (10.64)          6.22
2MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (13.17)        (12.28)
            GOLDMAN SACHS VIT
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (23.17)        (11.67)
2MC           Mid Cap Value Fund (9/99; 5/98)                                 (6.10)          7.96
            INVESCO VIF
2ID           Dynamics Fund (8/01; 8/97)                                     (33.10)        (28.44)
2FS           Financial Services Fund (8/01; 9/99)                           (15.95)        (14.29)
2TC           Technology Fund (8/01; 5/97)                                   (47.94)        (42.67)
2TL           Telecommunications Fund (8/01; 9/99)                           (51.87)        (48.69)
            JANUS ASPEN SERIES 2GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (42.07)        (41.57)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (27.01)        (26.99)
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                    (12.07)        (13.15)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (28.95)        (24.74)
2MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (33.01)        (18.50)
2UT           Utilities Series - Service Class (8/01; 1/95)(10)              (24.17)        (24.65)
            PIONEER VCT
2PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (17.37)        (14.59)
2EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (20.36)        (17.32)
            PUTNAM VARIABLE TRUST
2HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (21.63)        (18.01)
2PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (18.98)        (17.03)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
2VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (31.81)        (15.43)
            STRONG FUNDS
2SO           Strong Opportunity Fund II -
              Advisor Class (8/01; 5/92)(15)                                 (28.19)        (22.25)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)              0.61%          0.99%      8.53%         8.10%
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (10.64)            --         --         (1.03)
2MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (13.17)          2.50         --          4.92
            GOLDMAN SACHS VIT
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (23.17)            --         --         (3.88)
2MC           Mid Cap Value Fund (9/99; 5/98)                                 (6.10)            --         --          2.46
            INVESCO VIF
2ID           Dynamics Fund (8/01; 8/97)                                     (33.10)         (4.84)        --         (4.02)
2FS           Financial Services Fund (8/01; 9/99)                           (15.95)            --         --          0.51
2TC           Technology Fund (8/01; 5/97)                                   (47.94)         (7.81)        --         (4.81)
2TL           Telecommunications Fund (8/01; 9/99)                           (51.87)            --         --        (33.76)
            JANUS ASPEN SERIES 2GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (42.07)            --         --        (39.05)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (27.01)         (1.43)        --          6.69
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                    (12.07)            --         --         (5.46)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (28.95)            --         --        (10.20)
2MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (33.01)            --         --          1.01
2UT           Utilities Series - Service Class (8/01; 1/95)(10)              (24.17)         (2.14)        --          7.36
            PIONEER VCT
2PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (17.37)          0.46         --          8.52
2EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (20.36)            --         --        (10.07)
            PUTNAM VARIABLE TRUST
2HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (21.63)            --         --         (2.90)
2PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (18.98)          0.85         --          3.00
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
2VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (31.81)         (5.59)        --         (1.52)
            STRONG FUNDS
2SO           Strong Opportunity Fund II -
              Advisor Class (8/01; 5/92)(15)                                 (28.19)          1.04       8.88          9.74


         IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            WANGER
2IT           International Small Cap (9/99; 5/95)                           (15.17%)        (9.90%)
2SP           U.S. Smaller Companies (9/99; 5/95)                            (18.13)         (1.96)
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(16)                         (14.20)        (11.33)
2WI           International Equity Fund (5/01; 7/00)                         (24.19)        (21.18)
2SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (39.38)        (29.03)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            WANGER
2IT           International Small Cap (9/99; 5/95)                           (15.17%)         3.74%        --%         9.67%
2SP           U.S. Smaller Companies (9/99; 5/95)                            (18.13)          1.46         --         11.41
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(16)                         (14.20)          0.87         --          6.60
2WI           International Equity Fund (5/01; 7/00)                         (24.19)            --         --        (20.91)
2SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (39.38)        (13.79)        --         (3.35)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee and a 0.75% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (28.63%)       (14.42%)
BD2           Bond Fund (9/99; 10/81)                                         (2.88)          3.47
CR2           Capital Resource Fund (9/99; 10/81)                            (28.05)        (16.04)
CM2           Cash Management Fund (9/99; 10/81)                              (6.87)          0.86
DE2           Diversified Equity Income Fund (9/99; 9/99)                    (25.31)         (7.12)
EM2           Emerging Markets Fund (5/00; 5/00)                             (12.90)        (16.25)
ES2           Equity Select Fund (5/01; 5/01)                                (20.49)        (13.67)
EI2           Extra Income Fund (9/99; 5/96)                                 (13.87)         (5.63)
FI2           Federal Income Fund (9/99; 9/99)                                (2.61)          3.64
GB2           Global Bond Fund (9/99; 5/96)                                    6.07           3.16
GR2           Growth Fund (9/99; 9/99)                                       (31.76)        (21.42)
IE2           International Fund (9/99; 1/92)                                (24.58)        (18.17)
MF2           Managed Fund (9/99; 4/86)                                      (19.73)         (7.71)
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (27.92)        (11.99)
SV2           Partners Small Cap Value Fund (8/01; 8/01)                     (19.01)        (10.09)
IV2           S&P 500 Index Fund (5/00; 5/00)                                (28.40)        (19.68)
SC2           Small Cap Advantage Fund (9/99; 9/99)                          (23.50)         (5.32)
ST2           Stock Fund (8/01; 8/01)                                        (27.02)        (22.42)
SA2           Strategy Aggressive Fund (9/99; 1/92)                          (37.11)        (18.02)
            AIM V.I.
2AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (30.32)        (24.69)
2AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (27.66)        (22.42)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
2AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (28.26)        (23.58)
2AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                            (12.82)        (11.15)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI           VP International, Class II (8/01; 5/94)(5)                     (26.71)        (24.42)
2AV           VP Value, Class II (8/01; 5/96)(5)                             (19.63)        (12.56)
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                         (19.07)        (11.75)
            EVERGREEN VA
2CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (28.58)        (24.63)
            FIDELITY(R) VIP
2FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (23.31)        (17.69)
2FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (17.08)        (10.46)
2FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (26.61)        (23.25)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (28.63%)           --%        --%       (14.42%)
BD2           Bond Fund (9/99; 10/81)                                         (2.88)          2.26       6.00          9.18
CR2           Capital Resource Fund (9/99; 10/81)                            (28.05)         (6.09)      2.82          9.30
CM2           Cash Management Fund (9/99; 10/81)                              (6.87)          2.02       3.30          5.30
DE2           Diversified Equity Income Fund (9/99; 9/99)                    (25.31)            --         --         (7.12)
EM2           Emerging Markets Fund (5/00; 5/00)                             (12.90)            --         --        (16.25)
ES2           Equity Select Fund (5/01; 5/01)                                (20.49)            --         --        (13.67)
EI2           Extra Income Fund (9/99; 5/96)                                 (13.87)         (4.03)        --         (0.28)
FI2           Federal Income Fund (9/99; 9/99)                                (2.61)            --         --          3.64
GB2           Global Bond Fund (9/99; 5/96)                                    6.07           2.37         --          3.66
GR2           Growth Fund (9/99; 9/99)                                       (31.76)            --         --        (21.42)
IE2           International Fund (9/99; 1/92)                                (24.58)         (7.81)      0.92          0.81
MF2           Managed Fund (9/99; 4/86)                                      (19.73)         (1.83)      5.58          7.80
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (27.92)         (1.94)        --          3.69
SV2           Partners Small Cap Value Fund (8/01; 8/01)                     (19.01)            --         --        (10.09)
IV2           S&P 500 Index Fund (5/00; 5/00)                                (28.40)            --         --        (19.68)
SC2           Small Cap Advantage Fund (9/99; 9/99)                          (23.50)            --         --         (5.32)
ST2           Stock Fund (8/01; 8/01)                                        (27.02)            --         --        (22.42)
SA2           Strategy Aggressive Fund (9/99; 1/92)                          (37.11)        (10.13)      0.74          1.58
            AIM V.I.
2AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (30.32)         (4.30)        --          6.31
2AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (27.66)            --         --         (3.41)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
2AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (28.26)          1.43      10.17          9.35
2AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                            (12.82)            --         --         (8.83)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI           VP International, Class II (8/01; 5/94)(5)                     (26.71)         (4.95)        --          1.10
2AV           VP Value, Class II (8/01; 5/96)(5)                             (19.63)          1.75         --          7.01
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                         (19.07)         (1.41)      5.64          7.01
            EVERGREEN VA
2CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (28.58)            --         --         (3.83)
            FIDELITY(R) VIP
2FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (23.31)         (1.54)        --          3.41
2FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (17.08)            --         --         13.41
2FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (26.61)         (6.03)      3.65          3.37


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)             (6.04%)         8.43%
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (16.39)          5.01
2MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (18.71)        (16.26)
            GOLDMAN SACHS VIT
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (27.92)        (12.78)
2MC           Mid Cap Value Fund (9/99; 5/98)                                (12.21)          6.82
            INVESCO VIF
2ID           Dynamics Fund (8/01; 8/97)                                     (37.06)        (31.59)
2FS           Financial Services Fund (8/01; 9/99)                           (21.28)        (18.15)
2TC           Technology Fund (8/01; 5/97)                                   (50.71)        (45.05)
2TL           Telecommunications Fund (8/01; 9/99)                           (54.32)        (50.77)
            JANUS ASPEN SERIES 2GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (45.31)        (42.49)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (31.45)        (28.31)
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                    (17.71)        (14.22)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (33.24)        (26.13)
2MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (36.97)        (20.04)
2UT           Utilities Series -
              Service Class (8/01; 1/95)(10)                                 (28.84)        (28.00)
            PIONEER VCT
2PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (22.58)        (18.45)
2EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (25.33)        (21.02)
            PUTNAM VARIABLE TRUST
2HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (26.50)        (21.70)
2PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (24.06)        (20.76)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
2VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (35.87)        (16.45)
            STRONG FUNDS
2SO           Strong Opportunity Fund II -
              Advisor Class (8/01; 5/92)(15)                                 (32.54)        (25.71)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)             (6.04%)         0.32%      9.09%         8.75%
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (16.39)            --         --         (1.73)
2MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (18.71)          1.88         --          4.94
            GOLDMAN SACHS VIT
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (27.92)            --         --         (4.47)
2MC           Mid Cap Value Fund (9/99; 5/98)                                (12.21)            --         --          1.74
            INVESCO VIF
2ID           Dynamics Fund (8/01; 8/97)                                     (37.06)         (5.36)        --         (4.37)
2FS           Financial Services Fund (8/01; 9/99)                           (21.28)            --         --         (0.84)
2TC           Technology Fund (8/01; 5/97)                                   (50.71)         (8.24)        --         (5.05)
2TL           Telecommunications Fund (8/01; 9/99)                           (54.32)            --         --        (34.44)
            JANUS ASPEN SERIES 2GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (45.31)            --         --        (39.83)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (31.45)         (2.01)        --          7.13
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                    (17.71)            --         --         (6.24)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (33.24)            --         --        (11.10)
2MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (36.97)            --         --          0.30
2UT           Utilities Series -
              Service Class (8/01; 1/95)(10)                                 (28.84)         (2.72)        --          7.72
            PIONEER VCT
2PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (22.58)         (0.17)        --          8.89
2EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (25.33)            --         --        (10.82)
            PUTNAM VARIABLE TRUST
2HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (26.50)            --         --         (3.57)
2PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (24.06)          0.22         --          2.80
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
2VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (35.87)         (6.11)        --         (1.74)
            STRONG FUNDS
2SO           Strong Opportunity Fund II -
              Advisor Class (8/01; 5/92)(15)                                 (32.54)          0.43       9.44         10.39


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A TEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            WANGER
2IT           International Small Cap (9/99; 5/95)                           (20.56%)       (11.03%)
2SP           U.S. Smaller Companies (9/99; 5/95)                            (23.28)         (3.25)
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(16)                         (19.66)        (14.54)
2WI           International Equity Fund (5/01; 7/00)                         (28.86)        (23.90)
2SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (42.83)        (31.38)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            WANGER
2IT           International Small Cap (9/99; 5/95)                           (20.56%)         3.18%        --%        10.05%
2SP           U.S. Smaller Companies (9/99; 5/95)                            (23.28)          0.83         --         11.81
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(16)                         (19.66)          0.23         --          7.05
2WI           International Equity Fund (5/01; 7/00)                         (28.86)            --         --        (22.59)
2SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (42.83)        (14.18)        --         (3.15)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (27.96%)       (14.17%)
BD2           Bond Fund (9/99; 10/81)                                         (1.93)          3.74
CR2           Capital Resource Fund (9/99; 10/81)                            (27.37)        (15.80)
CM2           Cash Management Fund (9/99; 10/81)                              (5.96)          1.15
DE2           Diversified Equity Income Fund (9/99; 9/99)                    (24.60)         (6.84)
EM2           Emerging Markets Fund (5/00; 5/00)                             (12.06)        (15.96)
ES2           Equity Select Fund (5/01; 5/01)                                (19.73)        (13.18)
EI2           Extra Income Fund (9/99; 5/96)                                 (13.04)         (5.36)
FI2           Federal Income Fund (9/99; 9/99)                                (1.66)          3.92
GB2           Global Bond Fund (9/99; 5/96)                                    7.07           3.44
GR2           Growth Fund (9/99; 9/99)                                       (31.13)        (21.19)
IE2           International Fund (9/99; 1/92)                                (23.87)        (17.93)
MF2           Managed Fund (9/99; 4/86)                                      (18.96)         (7.44)
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (27.24)        (11.73)
SV2           Partners Small Cap Value Fund (8/01; 8/01)                     (18.24)         (9.46)
IV2           S&P 500 Index Fund (5/00; 5/00)                                (27.73)        (19.40)
SC2           Small Cap Advantage Fund (9/99; 9/99)                          (22.78)         (5.05)
ST2           Stock Fund (8/01; 8/01)                                        (26.33)        (21.88)
SA2           Strategy Aggressive Fund (9/99; 1/92)                          (36.53)        (17.78)
            AIM V.I.
2AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (29.67)        (24.17)
2AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (26.98)        (21.88)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
2AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (27.59)        (23.05)
2AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                            (11.98)        (10.53)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI           VP International, Class II (8/01; 5/94)(5)                     (26.03)        (23.89)
2AV           VP Value, Class II (8/01; 5/96)(5)                             (18.86)        (11.95)
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                         (18.30)        (11.44)
            EVERGREEN VA
2CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (27.92)        (24.10)
            FIDELITY(R) VIP
2FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (22.59)        (17.11)
2FM           Mid Cap Portfolio Service
              Class 2 (8/01; 12/98)(7)                                       (16.29)         (9.84)
2FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (25.92)        (22.72)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (27.96%)           --%        --%       (14.17%)
BD2           Bond Fund (9/99; 10/81)                                         (1.93)          2.63       6.12          9.18
CR2           Capital Resource Fund (9/99; 10/81)                            (27.37)         (5.75)      2.97          9.30
CM2           Cash Management Fund (9/99; 10/81)                              (5.96)          2.39       3.45          5.30
DE2           Diversified Equity Income Fund (9/99; 9/99)                    (24.60)            --         --         (6.84)
EM2           Emerging Markets Fund (5/00; 5/00)                             (12.06)            --         --        (15.96)
ES2           Equity Select Fund (5/01; 5/01)                                (19.73)            --         --        (13.18)
EI2           Extra Income Fund (9/99; 5/96)                                 (13.04)         (3.66)        --          0.14
FI2           Federal Income Fund (9/99; 9/99)                                (1.66)            --         --          3.92
GB2           Global Bond Fund (9/99; 5/96)                                    7.07           2.73         --          4.03
GR2           Growth Fund (9/99; 9/99)                                       (31.13)            --         --        (21.19)
IE2           International Fund (9/99; 1/92)                                (23.87)         (7.47)      1.10          0.81
MF2           Managed Fund (9/99; 4/86)                                      (18.96)         (1.46)      5.70          7.80
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (27.24)         (1.58)        --          4.05
SV2           Partners Small Cap Value Fund (8/01; 8/01)                     (18.24)            --         --         (9.46)
IV2           S&P 500 Index Fund (5/00; 5/00)                                (27.73)            --         --        (19.40)
SC2           Small Cap Advantage Fund (9/99; 9/99)                          (22.78)            --         --         (5.05)
ST2           Stock Fund (8/01; 8/01)                                        (26.33)            --         --        (21.88)
SA2           Strategy Aggressive Fund (9/99; 1/92)                          (36.53)         (9.81)      0.91          1.58
            AIM V.I.
2AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (29.67)         (3.95)        --          6.43
2AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (26.98)            --         --         (3.03)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
2AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (27.59)          1.80      10.25          9.35
2AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                            (11.98)            --         --         (8.32)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI           VP International, Class II (8/01; 5/94)(5)                     (26.03)         (4.60)        --          1.41
2AV           VP Value, Class II (8/01; 5/96)(5)                             (18.86)          2.12         --          7.32
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                         (18.30)         (1.04)      5.76          7.01
            EVERGREEN VA
2CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (27.92)            --         --         (3.46)
            FIDELITY(R) VIP
2FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (22.59)         (1.17)        --          3.83
2FM           Mid Cap Portfolio Service
              Class 2 (8/01; 12/98)(7)                                       (16.29)            --         --         13.75
2FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (25.92)         (5.69)      3.80          3.37


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            FTVIPT
2RE           Franklin Real Estate Fund -
              Class 2 (9/99; 1/89)(8)                                         (5.13%)         8.68%
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (15.59)          5.28
2MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (17.94)        (15.68)
            GOLDMAN SACHS VIT
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (27.25)        (12.52)
2MC           Mid Cap Value Fund (9/99; 5/98)                                (11.37)          7.08
            INVESCO VIF
2ID           Dynamics Fund (8/01; 8/97)                                     (36.48)        (31.11)
2FS           Financial Services Fund (8/01; 9/99)                           (20.53)        (17.58)
2TC           Technology Fund (8/01; 5/97)                                   (50.28)        (44.67)
2TL           Telecommunications Fund (8/01; 9/99)                           (53.94)        (50.42)
            JANUS ASPEN SERIES 2GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (44.82)        (42.29)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (30.81)        (28.06)
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                    (16.92)        (13.97)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (32.62)        (25.87)
2MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (36.39)        (19.76)
2UT           Utilities Series - Service Class (8/01; 1/95)(10)              (28.17)        (27.49)
            PIONEER VCT
2PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (21.85)        (17.88)
2EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (24.63)        (20.47)
            PUTNAM VARIABLE TRUST
2HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (25.81)        (21.15)
2PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (23.35)        (20.21)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
2VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (35.28)        (16.21)
            STRONG FUNDS
2SO           Strong Opportunity Fund II -
              Advisor Class (8/01; 5/92)(15)                                 (31.91)        (25.19)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            FTVIPT
2RE           Franklin Real Estate Fund -
              Class 2 (9/99; 1/89)(8)                                         (5.13%)         0.71%      9.18%        8.75%
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                        (15.59)            --         --         (1.34)
2MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (17.94)          2.25         --          5.32
            GOLDMAN SACHS VIT
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (27.25)            --         --         (4.11)
2MC           Mid Cap Value Fund (9/99; 5/98)                                (11.37)            --         --          2.14
            INVESCO VIF
2ID           Dynamics Fund (8/01; 8/97)                                     (36.48)         (5.02)        --         (4.03)
2FS           Financial Services Fund (8/01; 9/99)                           (20.53)            --         --         (0.55)
2TC           Technology Fund (8/01; 5/97)                                   (50.28)         (7.93)        --         (4.75)
2TL           Telecommunications Fund (8/01; 9/99)                           (53.94)            --         --        (34.25)
            JANUS ASPEN SERIES 2GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (44.82)            --         --        (39.65)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (30.81)         (1.65)        --          7.34
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                    (16.92)            --         --         (5.83)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (32.62)            --         --        (10.87)
2MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (36.39)            --         --          0.70
2UT           Utilities Series - Service Class (8/01; 1/95)(10)              (28.17)         (2.36)        --          8.01
            PIONEER VCT
2PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (21.85)          0.20         --          9.17
2EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (24.63)            --         --        (10.41)
            PUTNAM VARIABLE TRUST
2HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (25.81)            --         --         (3.19)
2PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (23.35)          0.60         --          3.09
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
2VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (35.28)         (5.77)        --         (1.45)
            STRONG FUNDS
2SO           Strong Opportunity Fund II -
              Advisor Class (8/01; 5/92)(15)                                 (31.91)          0.80       9.53         10.39


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF A SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            WANGER
2IT           International Small Cap (9/99; 5/95)                           (19.80%)       (10.77%)
2SP           U.S. Smaller Companies (9/99; 5/95)                            (22.55)         (2.97)
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(16)                         (18.90)        (14.06)
2WI           International Equity Fund (5/01; 7/00)                         (28.19)        (23.47)
2SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (42.31)        (31.00)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            WANGER
2IT           International Small Cap (9/99; 5/95)                           (19.80%)         3.53%        --%        10.32%
2SP           U.S. Smaller Companies (9/99; 5/95)                            (22.55)          1.20         --         12.06
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(16)                         (18.90)          0.61         --          7.25
2WI           International Equity Fund (5/01; 7/00)                         (28.19)            --         --        (22.29)
2SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (42.31)        (13.88)        --         (2.70)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002


                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (23.29%)        (12.70%)
BD2           Bond Fund (9/99; 10/81)                                          4.70            5.39
CR2           Capital Resource Fund (9/99; 10/81)                            (22.66)         (14.36)
CM2           Cash Management Fund (9/99; 10/81)                               0.36            2.87
DE2           Diversified Equity Income Fund (9/99; 9/99)                    (19.68)          (5.25)
EM2           Emerging Markets Fund (5/00; 5/00)                              (6.19)         (13.92)
ES2           Equity Select Fund (5/01; 5/01)                                (14.44)          (9.80)
EI2           Extra Income Fund (9/99; 5/96)                                  (7.25)          (3.74)
FI2           Federal Income Fund (9/99; 9/99)                                 4.99            5.55
GB2           Global Bond Fund (9/99; 5/96)                                   14.07            5.09
GR2           Growth Fund (9/99; 9/99)                                       (26.70)         (19.85)
IE2           International Fund (9/99; 1/92)                                (18.89)         (16.53)
MF2           Managed Fund (9/99; 4/86)                                      (13.62)          (5.86)
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (22.52)         (10.23)
SV2           Partners Small Cap Value Fund (8/01; 8/01)                     (12.84)          (5.10)
IV2           S&P 500 Index Fund (5/00; 5/00)                                (23.04)         (17.46)
SC2           Small Cap Advantage Fund (9/99; 9/99)                          (17.72)          (3.43)
ST2           Stock Fund (8/01; 8/01)                                        (21.54)         (18.15)
SA2           Strategy Aggressive Fund (9/99; 1/92)                          (32.51)         (16.38)
            AIM V.I.
2AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (25.13)         (20.53)
2AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (22.24)         (18.14)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
2AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (22.89)         (19.37)
2AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                             (6.11)          (6.24)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI           VP International, Class II (8/01; 5/94)(5)                     (21.21)         (20.26)
2AV           VP Value, Class II (8/01; 5/96)(5)                             (13.51)          (7.72)
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                         (12.90)          (9.28)
            EVERGREEN VA
2CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (23.24)         (20.48)
            FIDELITY(R) VIP
2FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (17.51)         (13.13)
2FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (10.74)          (5.52)
2FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (21.10)         (19.04)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC2           Blue Chip Advantage Fund (9/99; 9/99)(1)                       (23.29%)           --%        --%        (12.70%)
BD2           Bond Fund (9/99; 10/81)                                          4.70           3.51       6.12           9.18
CR2           Capital Resource Fund (9/99; 10/81)                            (22.66)         (4.90)      2.97           9.30
CM2           Cash Management Fund (9/99; 10/81)                               0.36           3.28       3.45           5.30
DE2           Diversified Equity Income Fund (9/99; 9/99)                    (19.68)            --         --          (5.25)
EM2           Emerging Markets Fund (5/00; 5/00)                              (6.19)            --         --         (13.92)
ES2           Equity Select Fund (5/01; 5/01)                                (14.44)            --         --          (9.80)
EI2           Extra Income Fund (9/99; 5/96)                                  (7.25)         (2.78)        --           0.41
FI2           Federal Income Fund (9/99; 9/99)                                 4.99             --         --           5.55
GB2           Global Bond Fund (9/99; 5/96)                                   14.07           3.62         --           4.26
GR2           Growth Fund (9/99; 9/99)                                       (26.70)            --         --         (19.85)
IE2           International Fund (9/99; 1/92)                                (18.89)         (6.64)      1.10           0.81
MF2           Managed Fund (9/99; 4/86)                                      (13.62)         (0.57)      5.70           7.80
ND2           NEW DIMENSIONS FUND(R) (9/99; 5/96)                            (22.52)         (0.70)        --           4.29
SV2           Partners Small Cap Value Fund (8/01; 8/01)                     (12.84)            --         --          (5.10)
IV2           S&P 500 Index Fund (5/00; 5/00)                                (23.04)            --         --         (17.46)
SC2           Small Cap Advantage Fund (9/99; 9/99)                          (17.72)            --         --          (3.43)
ST2           Stock Fund (8/01; 8/01)                                        (21.54)            --         --         (18.15)
SA2           Strategy Aggressive Fund (9/99; 1/92)                          (32.51)         (9.02)      0.91           1.58
            AIM V.I.
2AC           Capital Appreciation Fund,
              Series II Shares (8/01; 5/93)(2)                               (25.13)         (3.10)        --           6.43
2AD           Capital Development Fund,
              Series II Shares (8/01; 5/98)(2)                               (22.24)            --         --          (2.11)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
2AL           AllianceBernstein Growth and Income
              Portfolio (Class B) (8/01; 1/91)(3)                            (22.89)          2.71      10.25           9.35
2AB           AllianceBernstein International Value
              Portfolio (Class B) (8/01; 5/01)(4)                             (6.11)            --         --          (4.76)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
2AI           VP International, Class II (8/01; 5/94)(5)                     (21.21)         (3.75)        --           1.41
2AV           VP Value, Class II (8/01; 5/96)(5)                             (13.51)          3.02         --           7.52
            CALVERT VARIABLE SERIES, INC.
2SR           Social Balanced Portfolio (5/00; 9/86)                         (12.90)         (0.14)      5.76           7.01
            EVERGREEN VA
2CG           Capital Growth Fund - Class 2 (8/01; 3/98)(6)                  (23.24)            --         --          (2.56)
            FIDELITY(R) VIP
2FG           Growth & Income Portfolio
              Service Class 2 (8/01; 12/96)(7)                               (17.51)         (0.28)        --           4.10
2FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)             (10.74)            --         --          14.58
2FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)             (21.10)         (4.84)      3.80           3.37


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE

(WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)              1.26%          10.16%
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                         (9.99)          6.87
2MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (12.52)        (11.63)
            GOLDMAN SACHS VIT
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (22.52)        (11.02)
2MC           Mid Cap Value Fund (9/99; 5/98)                                 (5.45)          8.61
            INVESCO VIF
2ID           Dynamics Fund (8/01; 8/97)                                     (32.45)        (27.79)
2FS           Financial Services Fund (8/01; 9/99)                           (15.30)        (13.64)
2TC           Technology Fund (8/01; 5/97)                                   (47.29)        (42.02)
2TL           Telecommunications Fund (8/01; 9/99)                           (51.22)        (48.04)
            JANUS ASPEN SERIES 2GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (41.42)        (40.92)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (26.36)        (26.34)
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                    (11.42)        (12.50)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (28.30)        (24.09)
2MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (32.36)        (17.85)
2UT           Utilities Series - Service Class (8/01; 1/95)(10)              (23.52)        (24.00)
            PIONEER VCT
2PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (16.72)        (13.94)
2EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (19.71)        (16.67)
            PUTNAM VARIABLE TRUST
2HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (20.98)        (17.36)
2PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (18.33)        (16.38)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
2VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (31.16)        (14.78)
            STRONG FUNDS
2SO           Strong Opportunity Fund II -
              Advisor Class (8/01; 5/92)(15)                                 (27.54)        (21.60)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            FTVIPT
2RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)              1.26%          1.64%      9.18%          8.75%
2SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                         (9.99)            --         --          (0.38)
2MS           Mutual Shares Securities Fund -
              Class 2 (8/01; 11/96)(8)                                       (12.52)          3.15         --           5.57
            GOLDMAN SACHS VIT
2UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                         (22.52)            --         --          (3.23)
2MC           Mid Cap Value Fund (9/99; 5/98)                                 (5.45)            --         --           3.11
            INVESCO VIF
2ID           Dynamics Fund (8/01; 8/97)                                     (32.45)         (4.19)        --          (3.37)
2FS           Financial Services Fund (8/01; 9/99)                           (15.30)            --         --           1.16
2TC           Technology Fund (8/01; 5/97)                                   (47.29)         (7.16)        --          (4.16)
2TL           Telecommunications Fund (8/01; 9/99)                           (51.22)            --         --         (33.11)
            JANUS ASPEN SERIES 2GT Global Technology Portfolio:
              Service Shares (5/00; 1/00)(9)                                 (41.42)            --         --         (38.40)
2IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                 (26.36)         (0.78)        --           7.34
            LAZARD RETIREMENT SERIES
2IP           International Equity Portfolio (9/99; 9/98)                    (11.42)            --         --          (4.81)
            MFS(R)
2MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                 (28.30)            --         --          (9.55)
2MD           New Discovery Series -
              Service Class (5/00; 5/98)(10)                                 (32.36)            --         --           1.66
2UT           Utilities Series - Service Class (8/01; 1/95)(10)              (23.52)         (1.49)        --           8.01
            PIONEER VCT
2PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                               (16.72)          1.11         --           9.17
2EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                              (19.71)            --         --          (9.42)
            PUTNAM VARIABLE TRUST
2HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                               (20.98)            --         --          (2.25)
2PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                               (18.33)          1.50         --           3.65
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
2VS           Putnam VT Vista Fund -
              Class IB Shares (9/99; 1/97)(14)                               (31.16)         (4.94)        --          (0.87)
            STRONG FUNDS
2SO           Strong Opportunity Fund II -
              Advisor Class (8/01; 5/92)(15)                                 (27.54)          1.69       9.53          10.39


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA ADVANTAGE (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE
                                                                               OF THE SUBACCOUNT
                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR    COMMENCEMENT
            WANGER
2IT           International Small Cap (9/99; 5/95)                           (14.52%)         (9.25%)
2SP           U.S. Smaller Companies (9/99; 5/95)                            (17.48)          (1.31)
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(16)                         (13.55)         (10.68)
2WI           International Equity Fund (5/01; 7/00)                         (23.54)         (20.53)
2SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (38.73)         (28.38)

                                                                                               PERFORMANCE
                                                                                               OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS   10 YEARS   COMMENCEMENT
            WANGER
2IT           International Small Cap (9/99; 5/95)                           (14.52%)         4.39%        --%       10.32%
2SP           U.S. Smaller Companies (9/99; 5/95)                            (17.48)          2.11         --        12.06
            WELLS FARGO VT
2AA           Asset Allocation Fund (5/01; 4/94)(16)                         (13.55)          1.52         --         7.25
2WI           International Equity Fund (5/01; 7/00)                         (23.54)            --         --       (20.26)
2SG           Small Cap Growth Fund (5/01; 5/95)(17)                         (38.73)        (13.14)        --        (2.70)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.75% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                              SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            AXP(R) VARIABLE PORTFOLIO -
BC4           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (27.32%)
BD4           Bond Fund (2/02; 10/81)                                         (3.45)
CR4           Capital Resource Fund (2/02; 10/81)                            (25.72)
CM4           Cash Management Fund (2/02; 10/81)                              (7.07)
DE4           Diversified Equity Income Fund (2/02; 9/99)                    (23.79)
EM4           Emerging Markets Fund (2/02; 5/00)                             (16.99)
ES4           Equity Select Fund (2/02; 5/01)                                (19.09)
EI4           Extra Income Fund (2/02; 5/96)                                 (13.17)
FI4           Federal Income Fund (2/02; 9/99)                                (3.25)
GB4           Global Bond Fund (2/02; 5/96)                                    6.56
GR4           Growth Fund (2/02; 9/99)                                       (29.63)
IE4           International Fund (2/02; 1/92)                                (21.14)
MF4           Managed Fund (2/02; 4/86)                                      (17.12)
ND4           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (26.48)
SV4           Partners Small Cap Value Fund (2/02; 8/01)                     (19.06)
IV4           S&P 500 Index Fund (2/02; 5/00)                                (26.75)
SC4           Small Cap Advantage Fund (2/02; 9/99)                          (21.59)
ST4           Stock Fund (2/02; 8/01)                                        (26.25)
SA4           Strategy Aggressive Fund (2/02; 1/92)                          (38.23)
            AIM V.I.
4AC           Capital Appreciation Fund, Series II Shares (2/02; 5/93)(2)    (28.82)
4AD           Capital Development Fund, Series II Shares (2/02; 5/98)(2)     (25.96)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
4AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (25.38)
4AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                      (11.70)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI           VP International, Class II (2/02; 5/94)(5)                     (21.51)
4AV           VP Value, Class II (2/02; 5/96)(5)                             (18.07)
            CALVERT VARIABLE SERIES, INC.
4SR           Social Balanced Portfolio (2/02; 9/86)                         (18.70)
            EVERGREEN VA
4CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (25.29)
            FIDELITY(R) VIP
4FG           Growth & Income Portfolio Service Class 2 (2/02; 12/96)(7)     (21.03)
4FM           Mid Cap Portfolio Service Class 2 (2/02; 12/98)(7)             (17.04)
4FO           Overseas Portfolio Service Class 2 (2/02; 1/87)(7)             (23.39)
            FTVIPT
4RE           Franklin Real Estate Fund - Class 2 (2/02; 1/89)(8)            (6.85)
4SI           Franklin Small Cap Value Securities Fund -
              Class 2 (2/02; 5/98)(8)                                        (15.53)
4MS           Mutual Shares Securities Fund - Class 2 (2/02; 11/96)(8)       (17.63)

                                                                                          PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC4           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (29.03%)           --%        --%      (13.80%)
BD4           Bond Fund (2/02; 10/81)                                         (3.05)          2.37       4.98         8.02
CR4           Capital Resource Fund (2/02; 10/81)                            (28.30)         (5.99)      1.85         8.15
CM4           Cash Management Fund (2/02; 10/81)                              (7.04)          2.15       2.32         4.17
DE4           Diversified Equity Income Fund (2/02; 9/99)                    (26.04)            --         --        (6.52)
EM4           Emerging Markets Fund (2/02; 5/00)                             (13.06)            --         --       (16.70)
ES4           Equity Select Fund (2/02; 5/01)                                (20.70)            --         --       (14.19)
EI4           Extra Income Fund (2/02; 5/96)                                 (14.40)         (3.96)        --        (0.76)
FI4           Federal Income Fund (2/02; 9/99)                                (2.77)            --         --         4.40
GB4           Global Bond Fund (2/02; 5/96)                                    5.71           2.45         --         3.11
GR4           Growth Fund (2/02; 9/99)                                       (32.05)            --         --       (20.87)
IE4           International Fund (2/02; 1/92)                                (24.82)         (7.72)     (0.02)       (0.30)
MF4           Managed Fund (2/02; 4/86)                                      (19.94)         (1.67)      4.56         6.65
ND4           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (28.19)         (1.81)        --         3.16
SV4           Partners Small Cap Value Fund (2/02; 8/01)                     (19.22)            --         --       (10.49)
IV4           S&P 500 Index Fund (2/02; 5/00)                                (28.66)            --         --       (20.40)
SC4           Small Cap Advantage Fund (2/02; 9/99)                          (23.74)            --         --        (4.52)
ST4           Stock Fund (2/02; 8/01)                                        (27.35)            --         --       (22.92)
SA4           Strategy Aggressive Fund (2/02; 1/92)                          (37.43)        (10.09)     (0.20)        0.46
            AIM V.I.
4AC           Capital Appreciation Fund, Series II Shares (2/02; 5/93)(2)    (30.60)         (4.18)        --         5.30
4AD           Capital Development Fund, Series II Shares (2/02; 5/98)(2)     (27.92)            --         --        (3.21)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
4AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (28.53)          1.59       9.09         8.20
4AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                      (12.99)            --         --        (9.35)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI           VP International, Class II (2/02; 5/94)(5)                     (26.97)         (4.83)        --         0.30
4AV           VP Value, Class II (2/02; 5/96)(5)                             (19.84)          1.91         --         6.38
            CALVERT VARIABLE SERIES, INC.
4SR           Social Balanced Portfolio (2/02; 9/86)                         (19.27)         (1.25)      4.62         5.87
            EVERGREEN VA
4CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (28.85)            --         --        (3.66)
            FIDELITY(R) VIP
4FG           Growth & Income Portfolio Service Class 2
                (2/02; 12/96)(7)                                             (23.55)         (1.39)        --         2.97
4FM           Mid Cap Portfolio Service Class 2 (2/02; 12/98)(7)             (17.28)            --         --        13.41
4FO           Overseas Portfolio Service Class 2 (2/02; 1/87)(7)             (26.86)         (5.93)      2.67         2.25
            FTVIPT
4RE           Franklin Real Estate Fund - Class 2 (2/02; 1/89)(8)             (6.16)          0.52       8.02         7.60
4SI           Franklin Small Cap Value Securities Fund -
              Class 2 (2/02; 5/98)(8)                                        (16.58)            --         --        (1.49)
4MS           Mutual Shares Securities Fund - Class 2 (2/02; 11/96)(8)       (18.92)          2.02         --         4.44


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            GOLDMAN SACHS VIT
4UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (26.06%)
4MC           Mid Cap Value Fund (2/02; 5/98)                                (12.25)
            INVESCO VIF
4ID           Dynamics Fund (2/02; 8/97)                                     (34.63)
4FS           Financial Services Fund (2/02; 9/99)                           (20.56)
4TC           Technology Fund (2/02; 5/97)                                   (48.60)
4TL           Telecommunications Fund (2/02; 9/99)                           (44.17)
            JANUS ASPEN SERIES
4GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (41.44)
4IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (27.07)
            LAZARD RETIREMENT SERIES
4IP           International Equity Portfolio (2/02; 9/98)                    (14.88)
            MFS(R)
4MG           Investors Growth Stock Series -
              Service Class (2/02; 5/99)(10)                                 (30.42)
4MD           New Discovery Series - Service Class (2/02; 5/98)(10)          (33.25)
4UT           Utilities Series - Service Class (2/02; 1/95)(10)              (20.96)
            PIONEER VCT
4PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (21.73)
4EU           Pioneer Europe VCT Portfolio -
              Class II Shares (2/02; 10/98)(12)                              (21.30)
            PUTNAM VARIABLE TRUST
4HS           Putnam VT Health Sciences Fund -
              Class IB Shares (2/02; 4/98)(13)                               (25.31)
4PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (20.33)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
4VS           Putnam VT Vista Fund -
              Class IB Shares (2/02; 1/97)(14)                               (32.84)
            STRONG FUNDS
4SO           Strong Opportunity Fund II -
              Advisor Class (2/02; 5/92)(15)                                 (31.06)
            WANGER
4IT           International Small Cap (2/02; 5/95)                           (18.87)
4SP           U.S. Smaller Companies (2/02; 5/95)                            (21.68)
            WELLS FARGO VT
4AA           Asset Allocation Fund (2/02; 4/94)(16)                         (18.50)
4WI           International Equity Fund (2/02; 7/00)                         (25.34)
4SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (38.65)

                                                                                        PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
4UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (28.19%)           --%        --%       (4.32%)
4MC           Mid Cap Value Fund (2/02; 5/98)                                (12.38)            --         --         1.99
            INVESCO VIF
4ID           Dynamics Fund (2/02; 8/97)                                     (37.38)         (5.29)        --        (4.47)
4FS           Financial Services Fund (2/02; 9/99)                           (21.50)            --         --         0.05
4TC           Technology Fund (2/02; 5/97)                                   (51.11)         (8.24)        --        (5.25)
4TL           Telecommunications Fund (2/02; 9/99)                           (54.76)            --         --       (34.08)
            JANUS ASPEN SERIES
4GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (45.68)            --         --       (40.56)
4IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (31.74)         (1.88)        --         6.19
            LAZARD RETIREMENT SERIES
4IP           International Equity Portfolio (2/02; 9/98)                    (17.90)            --         --        (5.90)
            MFS(R)
4MG           Investors Growth Stock Series -
              Service Class (2/02; 5/99)(10)                                 (33.53)            --         --       (10.62)
4MD           New Discovery Series - Service Class (2/02; 5/98)(10)          (37.29)            --         --         0.55
4UT           Utilities Series - Service Class (2/02; 1/95)(10)              (29.11)         (2.59)        --         6.87
            PIONEER VCT
4PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (22.81)         (0.01)        --         8.02
4EU           Pioneer Europe VCT Portfolio -
              Class II Shares (2/02; 10/98)(12)                              (25.58)            --         --       (10.49)
            PUTNAM VARIABLE TRUST
4HS           Putnam VT Health Sciences Fund -
              Class IB Shares (2/02; 4/98)(13)                               (26.76)            --         --        (3.35)
4PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (24.30)          0.38         --         2.53
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
4VS           Putnam VT Vista Fund -
              Class IB Shares (2/02; 1/97)(14)                               (36.19)         (6.04)        --        (1.98)
            STRONG FUNDS
4SO           Strong Opportunity Fund II -
              Advisor Class (2/02; 5/92)(15)                                 (32.83)          0.57       8.38         9.23
            WANGER
4IT           International Small Cap (2/02; 5/95)                           (20.78)          3.26         --         9.17
4SP           U.S. Smaller Companies (2/02; 5/95)                            (23.51)          0.99         --        10.89
            WELLS FARGO VT
4AA           Asset Allocation Fund (2/02; 4/94)(16)                         (19.87)          0.40         --         6.11
4WI           International Equity Fund (2/02; 7/00)                         (29.13)            --         --       (23.28)
4SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (43.19)        (14.17)        --        (3.77)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT IN TEXAS (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            AXP(R) VARIABLE PORTFOLIO -
BC4           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (28.00%)
BD4           Bond Fund (2/02; 10/81)                                         (4.38)
CR4           Capital Resource Fund (2/02; 10/81)                            (26.41)
CM4           Cash Management Fund (2/02; 10/81)                              (7.96)
DE4           Diversified Equity Income Fund (2/02; 9/99)                    (24.50)
EM4           Emerging Markets Fund (2/02; 5/00)                             (17.78)
ES4           Equity Select Fund (2/02; 5/01)                                (19.85)
EI4           Extra Income Fund (2/02; 5/96)                                 (13.99)
FI4           Federal Income Fund (2/02; 9/99)                                (4.18)
GB4           Global Bond Fund (2/02; 5/96)                                    5.56
GR4           Growth Fund (2/02; 9/99)                                       (30.28)
IE4           International Fund (2/02; 1/92)                                (21.88)
MF4           Managed Fund (2/02; 4/86)                                      (17.91)
ND4           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (27.16)
SV4           Partners Small Cap Value Fund (2/02; 8/01)                     (19.82)
IV4           S&P 500 Index Fund (2/02; 5/00)                                (27.43)
SC4           Small Cap Advantage Fund (2/02; 9/99)                          (22.32)
ST4           Stock Fund (2/02; 8/01)                                        (26.93)
SA4           Strategy Aggressive Fund (2/02; 1/92)                          (38.79)
            AIM V.I.
4AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (29.48)
4AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (26.65)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
4AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (26.07)
4AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                      (12.55)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI           VP International, Class II (2/02; 5/94)(5)                     (22.24)
4AV           VP Value, Class II (2/02; 5/96)(5)                             (18.85)
            CALVERT VARIABLE SERIES, INC.
4SR           Social Balanced Portfolio (2/02; 9/86)                         (19.46)
            EVERGREEN VA
4CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (25.99)
            FIDELITY(R) VIP
4FG           Growth & Income Portfolio Service Class 2
              (2/02; 12/96)(7)                                               (21.77)
4FM           Mid Cap Portfolio Service Class 2
              (2/02; 12/98)(7)                                               (17.82)
4FO           Overseas Portfolio Service Class 2 (2/02; 1/87)(7)             (24.11)
            FTVIPT
4RE           Franklin Real Estate Fund - Class 2 (2/02; 1/89)(8)             (7.75)
4SI           Franklin Small Cap Value Securities Fund - Class 2
              (2/02; 5/98)(8)                                                (16.33)
4MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (18.41)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC4           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (29.69%)           --%        --%      (13.80%)
BD4           Bond Fund (2/02; 10/81)                                         (3.99)          2.37       4.98         8.02
CR4           Capital Resource Fund (2/02; 10/81)                            (28.97)         (5.99)      1.85         8.15
CM4           Cash Management Fund (2/02; 10/81)                              (7.93)          2.15       2.32         4.17
DE4           Diversified Equity Income Fund (2/02; 9/99)                    (26.73)            --         --        (6.52)
EM4           Emerging Markets Fund (2/02; 5/00)                             (13.89)            --         --       (16.41)
ES4           Equity Select Fund (2/02; 5/01)                                (21.45)            --         --       (14.19)
EI4           Extra Income Fund (2/02; 5/96)                                 (15.22)         (3.96)        --        (0.76)
FI4           Federal Income Fund (2/02; 9/99)                                (3.71)            --         --         4.40
GB4           Global Bond Fund (2/02; 5/96)                                    4.71           2.45         --         3.11
GR4           Growth Fund (2/02; 9/99)                                       (32.68)            --         --       (20.87)
IE4           International Fund (2/02; 1/92)                                (25.52)         (7.72)     (0.02)       (0.30)
MF4           Managed Fund (2/02; 4/86)                                      (20.69)         (1.67)      4.56         6.65
ND4           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (28.85)         (1.81)        --         3.16
SV4           Partners Small Cap Value Fund (2/02; 8/01)                     (19.98)            --         --       (10.49)
IV4           S&P 500 Index Fund (2/02; 5/00)                                (29.32)            --         --       (20.12)
SC4           Small Cap Advantage Fund (2/02; 9/99)                          (24.45)            --         --        (4.52)
ST4           Stock Fund (2/02; 8/01)                                        (28.03)            --         --       (22.92)
SA4           Strategy Aggressive Fund (2/02; 1/92)                          (37.99)        (10.09)     (0.20)        0.46
            AIM V.I.
4AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (31.23)         (4.18)        --         5.30
4AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (28.59)            --         --        (3.21)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
4AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (29.19)          1.59       9.09        8.20
4AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                      (13.82)            --         --        (9.35)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI           VP International, Class II (2/02; 5/94)(5)                     (27.65)         (4.83)        --         0.30
4AV           VP Value, Class II (2/02; 5/96)(5)                             (20.59)          1.91         --         6.38
            CALVERT VARIABLE SERIES, INC.
4SR           Social Balanced Portfolio (2/02; 9/86)                         (20.04)         (1.25)      4.62         5.87
            EVERGREEN VA
4CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (29.51)            --         --        (3.66)
            FIDELITY(R) VIP
4FG           Growth & Income Portfolio Service Class 2
              (2/02; 12/96)(7)                                               (24.26)         (1.39)        --         2.97
4FM           Mid Cap Portfolio Service Class 2
              (2/02; 12/98)(7)                                               (18.06)            --         --        13.41
4FO           Overseas Portfolio Service Class 2 (2/02; 1/87)(7)             (27.54)         (5.93)      2.67         2.25
            FTVIPT
4RE           Franklin Real Estate Fund - Class 2 (2/02; 1/89)(8)             (7.06)          0.52       8.02         7.60
4SI           Franklin Small Cap Value Securities Fund - Class 2
              (2/02; 5/98)(8)                                                (17.37)            --         --        (1.49)
4MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (19.69)          2.02         --         4.44


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT IN TEXAS (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            GOLDMAN SACHS VIT
4UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (26.74%)
4MC           Mid Cap Value Fund (2/02; 5/98)                                (13.09)
            INVESCO VIF
4ID           Dynamics Fund (2/02; 8/97)                                     (35.23)
4FS           Financial Services Fund (2/02; 9/99)                           (21.30)
4TC           Technology Fund (2/02; 5/97)                                   (49.05)
4TL           Telecommunications Fund (2/02; 9/99)                           (44.67)
            JANUS ASPEN SERIES
4GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (41.96)
4IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (27.75)
            LAZARD RETIREMENT SERIES
4IP           International Equity Portfolio (2/02; 9/98)                    (15.69)
            MFS(R)
4MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (31.06)
4MD           New Discovery Series - Service Class
              (2/02; 5/98)(10)                                               (33.86)
4UT           Utilities Series - Service Class (2/02; 1/95)(10)              (21.70)
            PIONEER VCT
4PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (22.46)
4EU           Pioneer Europe VCT Portfolio - Class II Shares
              (2/02; 10/98)(12)                                              (22.04)
            PUTNAM VARIABLE TRUST
4HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (26.01)
4PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (21.08)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
4VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (33.45)
            STRONG FUNDS
4SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (31.70)
            WANGER
4IT           International Small Cap (2/02; 5/95)                           (19.64)
4SP           U.S. Smaller Companies (2/02; 5/95)                            (22.41)
            WELLS FARGO VT
4AA           Asset Allocation Fund (2/02; 4/94)(16)                         (19.27)
4WI           International Equity Fund (2/02; 7/00)                         (26.04)
4SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (39.20)

                                                                                          PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
4UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (28.85%)           --%        --%       (4.32%)
4MC           Mid Cap Value Fund (2/02; 5/98)                                (13.21)            --         --         1.99
            INVESCO VIF
4ID           Dynamics Fund (2/02; 8/97)                                     (37.94)         (5.29)        --        (4.47)
4FS           Financial Services Fund (2/02; 9/99)                           (22.24)            --         --         0.05
4TC           Technology Fund (2/02; 5/97)                                   (51.53)         (8.24)        --        (5.25)
4TL           Telecommunications Fund (2/02; 9/99)                           (55.14)            --         --       (34.08)
            JANUS ASPEN SERIES
4GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (46.16)            --         --       (40.38)
4IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (32.36)         (1.88)        --         6.19
            LAZARD RETIREMENT SERIES
4IP           International Equity Portfolio (2/02; 9/98)                    (18.68)            --         --        (5.90)
            MFS(R)
4MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (34.14)            --         --       (10.62)
4MD           New Discovery Series - Service Class
              (2/02; 5/98)(10)                                               (37.86)            --         --         0.55
4UT           Utilities Series - Service Class (2/02; 1/95)(10)              (29.76)         (2.59)        --         6.87
            PIONEER VCT
4PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (23.54)         (0.01)        --         8.02
4EU           Pioneer Europe VCT Portfolio - Class II Shares
              (2/02; 10/98)(12)                                              (26.27)            --         --       (10.49)
            PUTNAM VARIABLE TRUST
4HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (27.44)            --         --        (3.35)
4PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (25.01)          0.38         --         2.53
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
4VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (36.77)         (6.04)        --        (1.98)
            STRONG FUNDS
4SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (33.45)          0.57       8.38         9.23
            WANGER
4IT           International Small Cap (2/02; 5/95)                           (21.52)          3.26         --         9.17
4SP           U.S. Smaller Companies (2/02; 5/95)                            (24.23)          0.99         --        10.89
            WELLS FARGO VT
4AA           Asset Allocation Fund (2/02; 4/94)(16)                         (20.63)          0.40         --         6.11
4WI           International Equity Fund (2/02; 7/00)                         (29.78)            --         --       (22.99)
4SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (43.69)        (14.17)        --        (3.77)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT AND RAVA SELECT IN TEXAS (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            AXP(R) VARIABLE PORTFOLIO -
BC4           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (22.61%)
BD4           Bond Fund (2/02; 10/81)                                          3.06
CR4           Capital Resource Fund (2/02; 10/81)                            (20.88)
CM4           Cash Management Fund (2/02; 10/81)                              (0.83)
DE4           Diversified Equity Income Fund (2/02; 9/99)                    (18.81)
EM4           Emerging Markets Fund (2/02; 5/00)                             (11.50)
ES4           Equity Select Fund (2/02; 5/01)                                (13.75)
EI4           Extra Income Fund (2/02; 5/96)                                  (7.38)
FI4           Federal Income Fund (2/02; 9/99)                                 3.28
GB4           Global Bond Fund (2/02; 5/96)                                   13.56
GR4           Growth Fund (2/02; 9/99)                                       (25.08)
IE4           International Fund (2/02; 1/92)                                (15.96)
MF4           Managed Fund (2/02; 4/86)                                      (11.64)
ND4           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (21.70)
SV4           Partners Small Cap Value Fund (2/02; 8/01)                     (13.72)
IV4           S&P 500 Index Fund (2/02; 5/00)                                (21.99)
SC4           Small Cap Advantage Fund (2/02; 9/99)                          (16.44)
ST4           Stock Fund (2/02; 8/01)                                        (21.45)
SA4           Strategy Aggressive Fund (2/02; 1/92)                          (34.33)
            AIM V.I.
4AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (24.22)
4AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (21.14)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
4AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (20.51)
4AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                       (5.81)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI           VP International, Class II (2/02; 5/94)(5)                     (16.35)
4AV           VP Value, Class II (2/02; 5/96)(5)                             (12.66)
            CALVERT VARIABLE SERIES, INC.
4SR           Social Balanced Portfolio (2/02; 9/86)                         (13.33)
            EVERGREEN VA
4CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (20.42)
            FIDELITY(R) VIP
4FG           Growth & Income Portfolio Service Class 2
              (2/02; 12/96)(7)                                               (15.84)
4FM           Mid Cap Portfolio Service Class 2
              (2/02; 12/98)(7)                                               (11.55)
4FO           Overseas Portfolio Service Class 2
              (2/02; 1/87)(7)                                                (18.38)
            FTVIPT
4RE           Franklin Real Estate Fund - Class 2
              (2/02; 1/89)(8)                                                 (0.60)
4SI           Franklin Small Cap Value Securities Fund - Class 2
              (2/02; 5/98)(8)                                                 (9.92)
4MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (12.18)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC4           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (24.44%)           --%        --%      (13.80%)
BD4           Bond Fund (2/02; 10/81)                                          3.49           2.37       4.98         8.02
CR4           Capital Resource Fund (2/02; 10/81)                            (23.66)         (5.99)      1.85         8.15
CM4           Cash Management Fund (2/02; 10/81)                              (0.79)          2.15       2.32         4.17
DE4           Diversified Equity Income Fund (2/02; 9/99)                    (21.23)            --         --        (6.52)
EM4           Emerging Markets Fund (2/02; 5/00)                              (7.27)            --         --       (14.69)
ES4           Equity Select Fund (2/02; 5/01)                                (15.49)            --         --       (10.85)
EI4           Extra Income Fund (2/02; 5/96)                                  (8.71)         (3.96)        --        (0.76)
FI4           Federal Income Fund (2/02; 9/99)                                 3.80             --         --         4.40
GB4           Global Bond Fund (2/02; 5/96)                                   12.71           2.45         --         3.11
GR4           Growth Fund (2/02; 9/99)                                       (27.69)            --         --       (20.87)
IE4           International Fund (2/02; 1/92)                                (19.92)         (7.72)     (0.02)       (0.30)
MF4           Managed Fund (2/02; 4/86)                                      (14.66)         (1.67)      4.56         6.65
ND4           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (23.53)         (1.81)        --         3.16
SV4           Partners Small Cap Value Fund (2/02; 8/01)                     (13.89)            --         --        (6.19)
IV4           S&P 500 Index Fund (2/02; 5/00)                                (24.05)            --         --       (18.49)
SC4           Small Cap Advantage Fund (2/02; 9/99)                          (18.75)            --         --        (4.52)
ST4           Stock Fund (2/02; 8/01)                                        (22.64)            --         --       (19.24)
SA4           Strategy Aggressive Fund (2/02; 1/92)                          (33.47)        (10.09)     (0.20)        0.46
            AIM V.I.
4AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (26.12)         (4.18)        --         5.30
4AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (23.25)            --         --        (3.21)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
4AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (23.90)          1.59       9.09         8.20
4AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                       (7.20)            --         --        (5.84)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI           VP International, Class II (2/02; 5/94)(5)                     (22.23)         (4.83)        --         0.30
4AV           VP Value, Class II (2/02; 5/96)(5)                             (14.56)          1.91         --         6.38
            CALVERT VARIABLE SERIES, INC.
4SR           Social Balanced Portfolio (2/02; 9/86)                         (13.95)         (1.25)      4.62         5.87
            EVERGREEN VA
4CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (24.25)            --         --        (3.66)
            FIDELITY(R) VIP
4FG           Growth & Income Portfolio Service Class 2
              (2/02; 12/96)(7)                                               (18.54)         (1.39)        --         2.97
4FM           Mid Cap Portfolio Service Class 2
              (2/02; 12/98)(7)                                               (11.80)            --         --        13.41
4FO           Overseas Portfolio Service Class 2
              (2/02; 1/87)(7)                                                (22.11)         (5.93)      2.67         2.25
            FTVIPT
4RE           Franklin Real Estate Fund - Class 2
              (2/02; 1/89)(8)                                                  0.15           0.52       8.02         7.60
4SI           Franklin Small Cap Value Securities Fund - Class 2
              (2/02; 5/98)(8)                                                (11.05)            --         --        (1.49)
4MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (13.57)          2.02         --         4.44


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT AND RAVA SELECT IN TEXAS (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            GOLDMAN SACHS VIT
4UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (21.24%)
4MC           Mid Cap Value Fund (2/02; 5/98)                                 (6.40)
            INVESCO VIF
4ID           Dynamics Fund (2/02; 8/97)                                     (30.46)
4FS           Financial Services Fund (2/02; 9/99)                           (15.33)
4TC           Technology Fund (2/02; 5/97)                                   (45.49)
4TL           Telecommunications Fund (2/02; 9/99)                           (40.73)
            JANUS ASPEN SERIES
4GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (37.79)
4IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (22.33)
            LAZARD RETIREMENT SERIES
4IP           International Equity Portfolio (2/02; 9/98)                     (9.23)
            MFS(R)
4MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (25.93)
4MD           New Discovery Series - Service Class
              (2/02; 5/98)(10)                                               (28.98)
4UT           Utilities Series - Service Class
              (2/02; 1/95)(10)                                               (15.76)
            PIONEER VCT
4PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (16.59)
4EU           Pioneer Europe VCT Portfolio - Class II Shares
              (2/02; 10/98)(12)                                              (16.13)
            PUTNAM VARIABLE TRUST
4HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (20.45)
4PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (15.08)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
4VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (28.54)
            STRONG FUNDS
4SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (26.63)
            WANGER
4IT           International Small Cap (2/02; 5/95)                           (13.52)
4SP           U.S. Smaller Companies (2/02; 5/95)                            (16.54)
            WELLS FARGO VT
4AA           Asset Allocation Fund (2/02; 4/94)(16)                         (13.12)
4WI           International Equity Fund (2/02; 7/00)                         (20.48)
4SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (34.79)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
4UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (23.53%)           --%        --%       (4.32%)
4MC           Mid Cap Value Fund (2/02; 5/98)                                 (6.54)            --         --         1.99
            INVESCO VIF
4ID           Dynamics Fund (2/02; 8/97)                                     (33.42)         (5.29)        --        (4.47)
4FS           Financial Services Fund (2/02; 9/99)                           (16.35)            --         --         0.05
4TC           Technology Fund (2/02; 5/97)                                   (48.19)         (8.24)        --        (5.25)
4TL           Telecommunications Fund (2/02; 9/99)                           (52.10)            --         --       (34.08)
            JANUS ASPEN SERIES
4GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (42.34)            --         --       (39.34)
4IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (27.35)         (1.88)        --         6.19
            LAZARD RETIREMENT SERIES
4IP           International Equity Portfolio (2/02; 9/98)                    (12.48)            --         --        (5.90)
            MFS(R)
4MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (29.28)            --         --       (10.62)
4MD           New Discovery Series - Service Class
              (2/02; 5/98)(10)                                               (33.32)            --         --         0.55
4UT           Utilities Series - Service Class
              (2/02; 1/95)(10)                                               (24.52)         (2.59)        --         6.87
            PIONEER VCT
4PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (17.76)         (0.01)        --         8.02
4EU           Pioneer Europe VCT Portfolio - Class II Shares
              (2/02; 10/98)(12)                                              (20.73)            --         --       (10.49)
            PUTNAM VARIABLE TRUST
4HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (22.00)            --         --        (3.35)
4PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (19.36)          0.38         --         2.53
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
4VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (32.14)         (6.04)        --        (1.98)
            STRONG FUNDS
4SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (28.53)          0.57       8.38         9.23
            WANGER
4IT           International Small Cap (2/02; 5/95)                           (15.57)          3.26         --         9.17
4SP           U.S. Smaller Companies (2/02; 5/95)                            (18.51)          0.99         --        10.89
            WELLS FARGO VT
4AA           Asset Allocation Fund (2/02; 4/94)(16)                         (14.60)          0.40         --         6.11
4WI           International Equity Fund (2/02; 7/00)                         (24.54)            --         --       (21.28)
4SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (39.66)        (14.17)        --        (3.77)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee and a 1.20% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                   PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            AXP(R) VARIABLE PORTFOLIO -
BC4           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (26.72%)
BD4           Bond Fund (2/02; 10/81)                                         (2.85)
CR4           Capital Resource Fund (2/02; 10/81)                            (25.12)
CM4           Cash Management Fund (2/02; 10/81)                              (6.47)
DE4           Diversified Equity Income Fund (2/02; 9/99)                    (23.19)
EM4           Emerging Markets Fund (2/02; 5/00)                             (16.39)
ES4           Equity Select Fund (2/02; 5/01)                                (18.49)
EI4           Extra Income Fund (2/02; 5/96)                                 (12.56)
FI4           Federal Income Fund (2/02; 9/99)                                (2.64)
GB4           Global Bond Fund (2/02; 5/96)                                    7.21
GR4           Growth Fund (2/02; 9/99)                                       (29.02)
IE4           International Fund (2/02; 1/92)                                (20.54)
MF4           Managed Fund (2/02; 4/86)                                      (16.52)
ND4           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (25.87)
SV4           Partners Small Cap Value Fund (2/02; 8/01)                     (18.45)
IV4           S&P 500 Index Fund (2/02; 5/00)                                (26.14)
SC4           Small Cap Advantage Fund (2/02; 9/99)                          (20.98)
ST4           Stock Fund (2/02; 8/01)                                        (25.64)
SA4           Strategy Aggressive Fund (2/02; 1/92)                          (37.63)
            AIM V.I.
4AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (28.22)
4AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (25.36)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
4AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (24.77)
4AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                      (11.10)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI           VP International, Class II (2/02; 5/94)(5)                     (20.90)
4AV           VP Value, Class II (2/02; 5/96)(5)                             (17.47)
            CALVERT VARIABLE SERIES, INC.
4SR           Social Balanced Portfolio (2/02; 9/86)                         (18.09)
            EVERGREEN VA
4CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (24.69)
            FIDELITY(R) VIP
4FG           Growth & Income Portfolio Service Class 2
              (2/02; 12/96)(7)                                               (20.42)
4FM           Mid Cap Portfolio Service Class 2
              (2/02; 12/98)(7)                                               (16.44)
4FO           Overseas Portfolio Service Class 2
              (2/02; 1/87)(7)                                                (22.78)
            FTVIPT
4RE           Franklin Real Estate Fund - Class 2
              (2/02; 1/89)(8)                                                 (6.25)
4SI           Franklin Small Cap Value Securities Fund - Class 2
              (2/02; 5/98)(8)                                                (14.92)
4MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (17.03)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC4           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (28.43%)           --%        --%      (13.15%)
BD4           Bond Fund (2/02; 10/81)                                         (2.45)          3.02       5.63         8.67
CR4           Capital Resource Fund (2/02; 10/81)                            (27.70)         (5.34)      2.50         8.80
CM4           Cash Management Fund (2/02; 10/81)                              (6.43)          2.80       2.97         4.82
DE4           Diversified Equity Income Fund (2/02; 9/99)                    (25.44)            --         --        (5.87)
EM4           Emerging Markets Fund (2/02; 5/00)                             (12.46)            --         --       (16.07)
ES4           Equity Select Fund (2/02; 5/01)                                (20.10)            --         --       (13.57)
EI4           Extra Income Fund (2/02; 5/96)                                 (13.80)         (3.31)        --        (0.11)
FI4           Federal Income Fund (2/02; 9/99)                                (2.17)            --         --         5.05
GB4           Global Bond Fund (2/02; 5/96)                                    6.36           3.10         --         3.76
GR4           Growth Fund (2/02; 9/99)                                       (31.45)            --         --       (20.22)
IE4           International Fund (2/02; 1/92)                                (24.22)         (7.07)      0.63         0.35
MF4           Managed Fund (2/02; 4/86)                                      (19.33)         (1.02)      5.21         7.30
ND4           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (27.58)         (1.16)        --         3.81
SV4           Partners Small Cap Value Fund (2/02; 8/01)                     (18.61)            --         --        (9.88)
IV4           S&P 500 Index Fund (2/02; 5/00)                                (28.06)            --         --       (19.77)
SC4           Small Cap Advantage Fund (2/02; 9/99)                          (23.14)            --         --        (3.87)
ST4           Stock Fund (2/02; 8/01)                                        (26.75)            --         --       (22.30)
SA4           Strategy Aggressive Fund (2/02; 1/92)                          (36.82)         (9.44)      0.45         1.11
            AIM V.I.
4AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (29.99)         (3.53)        --         5.95
4AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (27.32)            --         --        (2.56)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
4AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (27.92)          2.24       9.74         8.85
4AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                      (12.39)            --         --        (8.73)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI           VP International, Class II (2/02; 5/94)(5)                     (26.37)         (4.18)        --         0.95
4AV           VP Value, Class II (2/02; 5/96)(5)                             (19.24)          2.56         --         7.03
            CALVERT VARIABLE SERIES, INC.
4SR           Social Balanced Portfolio (2/02; 9/86)                         (18.67)         (0.60)      5.27         6.52
            EVERGREEN VA
4CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (28.25)            --         --        (3.01)
            FIDELITY(R) VIP
4FG           Growth & Income Portfolio Service Class 2
              (2/02; 12/96)(7)                                               (22.94)         (0.74)        --         3.62
4FM           Mid Cap Portfolio Service Class 2
              (2/02; 12/98)(7)                                               (16.67)            --         --        14.06
4FO           Overseas Portfolio Service Class 2
              (2/02; 1/87)(7)                                                (26.26)         (5.28)      3.32         2.90
            FTVIPT
4RE           Franklin Real Estate Fund - Class 2
              (2/02; 1/89)(8)                                                 (5.56)           1.17       8.67         8.25
4SI           Franklin Small Cap Value Securities Fund - Class 2
              (2/02; 5/98)(8)                                                (15.98)            --         --        (0.84)
4MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (18.32)          2.67         --         5.09


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            GOLDMAN SACHS VIT
4UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (25.45%)
4MC           Mid Cap Value Fund (2/02; 5/98)                                (11.65)
            INVESCO VIF
4ID           Dynamics Fund (2/02; 8/97)                                     (34.03)
4FS           Financial Services Fund (2/02; 9/99)                           (19.95)
4TC           Technology Fund (2/02; 5/97)                                   (48.00)
4TL           Telecommunications Fund (2/02; 9/99)                           (43.57)
            JANUS ASPEN SERIES
4GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (40.84)
4IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (26.47)
            LAZARD RETIREMENT SERIES
4IP           International Equity Portfolio (2/02; 9/98)                    (14.28)
            MFS(R)
4MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (29.81)
4MD           New Discovery Series - Service Class
              (2/02; 5/98)(10)                                               (32.65)
4UT           Utilities Series - Service Class (2/02; 1/95)(10)              (20.35)
            PIONEER VCT
4PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (21.12)
4EU           Pioneer Europe VCT Portfolio - Class II Shares
              (2/02; 10/98)(12)                                              (20.69)
            PUTNAM VARIABLE TRUST
4HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (24.71)
4PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (19.72)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
4VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (32.23)
            STRONG FUNDS
4SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (30.46)
            WANGER
4IT           International Small Cap (2/02; 5/95)                           (18.27)
4SP           U.S. Smaller Companies (2/02; 5/95)                            (21.07)
            WELLS FARGO VT
4AA           Asset Allocation Fund (2/02; 4/94)(16)                         (17.90)
4WI           International Equity Fund (2/02; 7/00)                         (24.74)
4SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (38.05)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
4UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (27.58%)           --%        --%       (3.67%)
4MC           Mid Cap Value Fund (2/02; 5/98)                                (11.77)            --         --         2.64
            INVESCO VIF
4ID           Dynamics Fund (2/02; 8/97)                                     (36.77)         (4.64)        --        (3.82)
4FS           Financial Services Fund (2/02; 9/99)                           (20.90)            --         --         0.70
4TC           Technology Fund (2/02; 5/97)                                   (50.51)         (7.59)        --        (4.60)
4TL           Telecommunications Fund (2/02; 9/99)                           (54.15)            --         --       (33.43)
            JANUS ASPEN SERIES
4GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (45.08)            --         --       (39.93)
4IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (31.13)         (1.23)        --         6.84
            LAZARD RETIREMENT SERIES
4IP           International Equity Portfolio (2/02; 9/98)                    (17.30)            --         --        (5.25)
            MFS(R)
4MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)                                                   (32.93)            --         --        (9.97)
4MD           New Discovery Series - Service Class (2/02; 5/98)              (36.68)            --         --         1.20
4UT           Utilities Series - Service Class (2/02; 1/95)(10)               28.50          (1.94)        --         7.52
            PIONEER VCT
4PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)                                   (22.21)          0.64         --         8.67
4EU           Pioneer Europe VCT Portfolio - Class II Shares
              (2/02; 10/98)                                                  (24.98)            --         --        (9.84)
            PUTNAM VARIABLE TRUST
4HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)                                                   (26.16)            --         --        (2.70)
4PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)                                   (23.70)          1.03         --         3.18
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
4VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)                                                   (35.58)         (5.39)        --        (1.33)
            STRONG FUNDS
4SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)                                                   (32.23)          1.22       9.03         9.88
            WANGER
4IT           International Small Cap (2/02; 5/95)                           (20.17)          3.91         --         9.82
4SP           U.S. Smaller Companies (2/02; 5/95)                            (22.91)          1.64         --        11.54
            WELLS FARGO VT
4AA           Asset Allocation Fund (2/02; 4/94)(16)                         (19.27)          1.05         --         6.76
4WI           International Equity Fund (2/02; 7/00)                         (28.52)            --         --       (22.65)
4SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (42.58)        (13.52)        --        (3.12)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT IN TEXAS (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            AXP(R) VARIABLE PORTFOLIO -
BC4           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (27.40%)
BD4           Bond Fund (2/02; 10/81)                                         (3.79)
CR4           Capital Resource Fund (2/02; 10/81)                            (25.82)
CM4           Cash Management Fund (2/02; 10/81)                              (7.36)
DE4           Diversified Equity Income Fund (2/02; 9/99)                    (23.90)
EM4           Emerging Markets Fund (2/02; 5/00)                             (17.18)
ES4           Equity Select Fund (2/02; 5/01)                                (19.25)
EI4           Extra Income Fund (2/02; 5/96)                                 (13.39)
FI4           Federal Income Fund (2/02; 9/99)                                (3.58)
GB4           Global Bond Fund (2/02; 5/96)                                    6.21
GR4           Growth Fund (2/02; 9/99)                                       (29.68)
IE4           International Fund (2/02; 1/92)                                (21.28)
MF4           Managed Fund (2/02; 4/86)                                      (17.31)
ND4           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (26.56)
SV4           Partners Small Cap Value Fund (2/02; 8/01)                     (19.22)
IV4           S&P 500 Index Fund (2/02; 5/00)                                (26.83)
SC4           Small Cap Advantage Fund (2/02; 9/99)                          (21.72)
ST4           Stock Fund (2/02; 8/01)                                        (26.34)
SA4           Strategy Aggressive Fund (2/02; 1/92)                          (38.19)
            AIM V.I.
4AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (28.88)
4AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (26.05)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
4AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (25.47)
4AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                      (11.95)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI           VP International, Class II (2/02; 5/94)(5)                     (21.65)
4AV           VP Value, Class II (2/02; 5/96)(5)                             (18.25)
            CALVERT VARIABLE SERIES, INC.
4SR           Social Balanced Portfolio (2/02; 9/86)                         (18.86)
            EVERGREEN VA
4CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (25.39)
            FIDELITY(R) VIP
4FG           Growth & Income Portfolio Service Class 2
              (2/02; 12/96)(7)                                               (21.17)
4FM           Mid Cap Portfolio Service Class 2
              (2/02; 12/98)(7)                                               (17.23)
4FO           Overseas Portfolio Service Class 2
              (2/02; 1/87)(7)                                                (23.51)
            FTVIPT
4RE           Franklin Real Estate Fund - Class 2
              (2/02; 1/89)(8)                                                 (7.15)
4SI           Franklin Small Cap Value Securities Fund - Class 2
              (2/02; 5/98)(8)                                                (15.73)
4MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (17.81)

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC4           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (29.09%)           --%        --%      (13.15%)
BD4           Bond Fund (2/02; 10/81)                                         (3.39)          3.02       5.63         8.67
CR4           Capital Resource Fund (2/02; 10/81)                            (28.37)         (5.34)      2.50         8.80
CM4           Cash Management Fund (2/02; 10/81)                              (7.33)          2.80       2.97         4.82
DE4           Diversified Equity Income Fund (2/02; 9/99)                    (26.13)            --         --        (5.87)
EM4           Emerging Markets Fund (2/02; 5/00)                             (13.29)            --         --       (15.78)
ES4           Equity Select Fund (2/02; 5/01)                                (20.85)            --         --       (13.57)
EI4           Extra Income Fund (2/02; 5/96)                                 (14.62)         (3.31)        --        (0.11)
FI4           Federal Income Fund (2/02; 9/99)                                (3.11)            --         --         5.05
GB4           Global Bond Fund (2/02; 5/96)                                    5.36           3.10         --         3.76
GR4           Growth Fund (2/02; 9/99)                                       (32.08)            --         --       (20.22)
IE4           International Fund (2/02; 1/92)                                (24.93)         (7.07)      0.63         0.35
MF4           Managed Fund (2/02; 4/86)                                      (20.09)         (1.02)      5.21         7.30
ND4           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (28.25)         (1.16)        --         3.81
SV4           Partners Small Cap Value Fund (2/02; 8/01)                     (19.38)            --         --        (9.88)
IV4           S&P 500 Index Fund (2/02; 5/00)                                (28.72)            --         --       (19.49)
SC4           Small Cap Advantage Fund (2/02; 9/99)                          (23.85)            --         --        (3.87)
ST4           Stock Fund (2/02; 8/01)                                        (27.43)            --         --       (22.30)
SA4           Strategy Aggressive Fund (2/02; 1/92)                          (37.40)         (9.44)      0.45         1.11
            AIM V.I.
4AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (30.64)         (3.53)        --         5.95
4AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (27.99)            --         --        (2.56)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
4AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (28.59)          2.24       9.74         8.85
4AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                      (13.22)            --         --        (8.73)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI           VP International, Class II (2/02; 5/94)(5)                     (27.05)         (4.18)        --         0.95
4AV           VP Value, Class II (2/02; 5/96)(5)                             (20.00)          2.56         --         7.03
            CALVERT VARIABLE SERIES, INC.
4SR           Social Balanced Portfolio (2/02; 9/86)                         (19.44)         (0.60)      5.27         6.52
            EVERGREEN VA
4CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (28.91)            --         --        (3.01)
            FIDELITY(R) VIP
4FG           Growth & Income Portfolio Service Class 2
              (2/02; 12/96)(7)                                               (23.66)         (0.74)        --         3.62
4FM           Mid Cap Portfolio Service Class 2
              (2/02; 12/98)(7)                                               (17.46)            --         --        14.06
4FO           Overseas Portfolio Service Class 2
              (2/02; 1/87)(7)                                                (26.95)         (5.28)      3.32         2.90
            FTVIPT
4RE           Franklin Real Estate Fund - Class 2
              (2/02; 1/89)(8)                                                 (6.47)          1.17       8.67         8.25
4SI           Franklin Small Cap Value Securities Fund - Class 2
              (2/02; 5/98)(8)                                                (16.77)            --         --        (0.84)
4MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (19.09)          2.67         --         5.09


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT IN TEXAS (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            GOLDMAN SACHS VIT
4UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (26.14%)
4MC           Mid Cap Value Fund (2/02; 5/98)                                (12.49)
            INVESCO VIF
4ID           Dynamics Fund (2/02; 8/97)                                     (34.63)
4FS           Financial Services Fund (2/02; 9/99)                           (20.70)
4TC           Technology Fund (2/02; 5/97)                                   (48.45)
4TL           Telecommunications Fund (2/02; 9/99)                           (44.07)
            JANUS ASPEN SERIES
4GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (41.37)
4IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (27.15)
            LAZARD RETIREMENT SERIES
4IP           International Equity Portfolio (2/02; 9/98)                    (15.09)
            MFS(R)
4MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (30.46)
4MD           New Discovery Series - Service Class
              (2/02; 5/98)(10)                                               (33.27)
4UT           Utilities Series - Service Class (2/02; 1/95)(10)              (21.10)
            PIONEER VCT
4PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (21.86)
4EU           Pioneer Europe VCT Portfolio - Class II Shares
              (2/02; 10/98)(12)                                              (21.44)
            PUTNAM VARIABLE TRUST
4HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (25.41)
4PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (20.48)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
4VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (32.86)
            STRONG FUNDS
4SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (31.10)
            WANGER
4IT           International Small Cap (2/02; 5/95)                           (19.04)
4SP           U.S. Smaller Companies (2/02; 5/95)                            (21.82)
            WELLS FARGO VT
4AA           Asset Allocation Fund (2/02; 4/94)(16)                         (18.67)
4WI           International Equity Fund (2/02; 7/00)                         (25.44)
4SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (38.61)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
4UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (28.25%)           --%        --%       (3.67%)
4MC           Mid Cap Value Fund (2/02; 5/98)                                (12.62)            --         --         2.64
            INVESCO VIF
4ID           Dynamics Fund (2/02; 8/97)                                     (37.35)         (4.64)        --        (3.82)
4FS           Financial Services Fund (2/02; 9/99)                           (21.64)            --         --         0.70
4TC           Technology Fund (2/02; 5/97)                                   (50.93)         (7.59)        --        (4.60)
4TL           Telecommunications Fund (2/02; 9/99)                           (54.54)            --         --       (33.43)
            JANUS ASPEN SERIES
4GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (45.56)            --         --       (39.75)
4IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (31.76)         (1.23)        --         6.84
            LAZARD RETIREMENT SERIES
4IP           International Equity Portfolio (2/02; 9/98)                    (18.08)            --         --        (5.25)
            MFS(R)
4MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (33.54)            --         --        (9.97)
4MD           New Discovery Series - Service Class
              (2/02; 5/98)(10)                                               (37.26)            --         --         1.20
4UT           Utilities Series - Service Class (2/02; 1/95)(10)              (29.16)         (1.94)        --         7.52
            PIONEER VCT
4PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (22.94)          0.64         --         8.67
4EU           Pioneer Europe VCT Portfolio - Class II Shares
              (2/02; 10/98)(12)                                              (25.68)            --         --        (9.84)
            PUTNAM VARIABLE TRUST
4HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (26.84)            --         --        (2.70)
4PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (24.41)          1.03         --         3.18
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
4VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (36.17)         (5.39)        --        (1.33)
            STRONG FUNDS
4SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (32.85)          1.22       9.03         9.88
            WANGER
4IT           International Small Cap (2/02; 5/95)                           (20.92)          3.91         --         9.82
4SP           U.S. Smaller Companies (2/02; 5/95)                            (23.63)          1.64         --        11.54
            WELLS FARGO VT
4AA           Asset Allocation Fund (2/02; 4/94)(16)                         (20.03)          1.05         --         6.76
4WI           International Equity Fund (2/02; 7/00)                         (29.18)            --         --       (22.36)
4SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (43.09)        (13.52)        --        (3.12)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT AND RAVA SELECT IN TEXAS (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            AXP(R) VARIABLE PORTFOLIO -
BC4           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (21.96%)
BD4           Bond Fund (2/02; 10/81)                                          3.71
CR4           Capital Resource Fund (2/02; 10/81)                            (20.23)
CM4           Cash Management Fund (2/02; 10/81)                              (0.18)
DE4           Diversified Equity Income Fund (2/02; 9/99)                    (18.16)
EM4           Emerging Markets Fund (2/02; 5/00)                             (10.85)
ES4           Equity Select Fund (2/02; 5/01)                                (13.10)
EI4           Extra Income Fund (2/02; 5/96)                                  (6.73)
FI4           Federal Income Fund (2/02; 9/99)                                 3.93
GB4           Global Bond Fund (2/02; 5/96)                                   14.21
GR4           Growth Fund (2/02; 9/99)                                       (24.43)
IE4           International Fund (2/02; 1/92)                                (15.31)
MF4           Managed Fund (2/02; 4/86)                                      (10.99)
ND4           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (21.05)
SV4           Partners Small Cap Value Fund (2/02; 8/01)                     (13.07)
IV4           S&P 500 Index Fund (2/02; 5/00)                                (21.34)
SC4           Small Cap Advantage Fund (2/02; 9/99)                          (15.79)
ST4           Stock Fund (2/02; 8/01)                                        (20.80)
SA4           Strategy Aggressive Fund (2/02; 1/92)                          (33.68)
            AIM V.I.
4AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (23.57)
4AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (20.49)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
4AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (19.86)
4AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                       (5.16)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI           VP International, Class II (2/02; 5/94)(5)                     (15.70)
4AV           VP Value, Class II (2/02; 5/96)(5)                             (12.01)
            CALVERT VARIABLE SERIES, INC.
4SR           Social Balanced Portfolio (2/02; 9/86)                         (12.68)
            EVERGREEN VA
4CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (19.77)
            FIDELITY(R) VIP
4FG           Growth & Income Portfolio Service Class 2
              (2/02; 12/96)(7)                                               (15.19)
4FM           Mid Cap Portfolio Service Class 2
              (2/02; 12/98)(7)                                               (10.90)
4FO           Overseas Portfolio Service Class 2
              (2/02; 1/87)(7)                                                (17.73)
            FTVIPT
4RE           Franklin Real Estate Fund - Class 2
              (2/02; 1/89)(8)                                                  0.05
4SI           Franklin Small Cap Value Securities Fund - Class 2
              (2/02; 5/98)(8)                                                 (9.27)
4MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (11.53)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC4           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (23.79%)           --%        --%      (13.15%)
BD4           Bond Fund (2/02; 10/81)                                          4.14           3.02       5.63         8.67
CR4           Capital Resource Fund (2/02; 10/81)                            (23.01)         (5.34)      2.50         8.80
CM4           Cash Management Fund (2/02; 10/81)                              (0.14)          2.80       2.97         4.82
DE4           Diversified Equity Income Fund (2/02; 9/99)                    (20.58)            --         --        (5.87)
EM4           Emerging Markets Fund (2/02; 5/00)                              (6.62)            --         --       (14.04)
ES4           Equity Select Fund (2/02; 5/01)                                (14.84)            --         --       (10.20)
EI4           Extra Income Fund (2/02; 5/96)                                  (8.06)         (3.31)        --        (0.11)
FI4           Federal Income Fund (2/02; 9/99)                                 4.45             --         --         5.05
GB4           Global Bond Fund (2/02; 5/96)                                   13.36           3.10         --         3.76
GR4           Growth Fund (2/02; 9/99)                                       (27.04)            --         --       (20.22)
IE4           International Fund (2/02; 1/92)                                (19.27)         (7.07)      0.63         0.35
MF4           Managed Fund (2/02; 4/86)                                      (14.01)         (1.02)      5.21         7.30
ND4           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (22.88)         (1.16)        --         3.81
SV4           Partners Small Cap Value Fund (2/02; 8/01)                     (13.24)            --         --        (5.54)
IV4           S&P 500 Index Fund (2/02; 5/00)                                (23.40)            --         --       (17.84)
SC4           Small Cap Advantage Fund (2/02; 9/99)                          (18.10)            --         --        (3.87)
ST4           Stock Fund (2/02; 8/01)                                        (21.99)            --         --       (18.59)
SA4           Strategy Aggressive Fund (2/02; 1/92)                          (32.82)         (9.44)      0.45         1.11
            AIM V.I.
4AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (25.47)         (3.53)        --         5.95
4AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (22.60)            --         --        (2.56)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
4AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (23.25)          2.24       9.74         8.85
4AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                       (6.55)            --         --        (5.19)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
4AI           VP International, Class II (2/02; 5/94)(5)                     (21.58)         (4.18)        --         0.95
4AV           VP Value, Class II (2/02; 5/96)(5)                             (13.91)          2.56         --         7.03
            CALVERT VARIABLE SERIES, INC.
4SR           Social Balanced Portfolio (2/02; 9/86)                         (13.30)         (0.60)      5.27         6.52
            EVERGREEN VA
4CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (23.60)            --         --        (3.01)
            FIDELITY(R) VIP
4FG           Growth & Income Portfolio Service Class 2
              (2/02; 12/96)(7)                                               (17.89)         (0.74)        --         3.62
4FM           Mid Cap Portfolio Service Class 2
              (2/02; 12/98)(7)                                               (11.15)            --         --        14.06
4FO           Overseas Portfolio Service Class 2
              (2/02; 1/87)(7)                                                (21.46)         (5.28)      3.32         2.90
            FTVIPT
4RE           Franklin Real Estate Fund - Class 2
              (2/02; 1/89)(8)                                                  0.80           1.17       8.67         8.25
4SI           Franklin Small Cap Value Securities Fund - Class 2
              (2/02; 5/98)(8)                                                (10.40)            --         --        (0.84)
4MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (12.92)          2.67         --         5.09


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES UNDER RAVA SELECT AND RAVA SELECT IN TEXAS (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            GOLDMAN SACHS VIT
4UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (20.59%)
4MC           Mid Cap Value Fund (2/02; 5/98)                                 (5.75)
            INVESCO VIF
4ID           Dynamics Fund (2/02; 8/97)                                     (29.81)
4FS           Financial Services Fund (2/02; 9/99)                           (14.68)
4TC           Technology Fund (2/02; 5/97)                                   (44.84)
4TL           Telecommunications Fund (2/02; 9/99)                           (40.08)
            JANUS ASPEN SERIES
4GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (37.14)
4IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (21.68)
            LAZARD RETIREMENT SERIES
4IP           International Equity Portfolio (2/02; 9/98)                     (8.58)
            MFS(R)
4MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (25.28)
4MD           New Discovery Series - Service Class
              (2/02; 5/98)(10)                                               (28.33)
4UT           Utilities Series - Service Class
              (2/02; 1/95)(10)                                               (15.11)
            PIONEER VCT
4PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (15.94)
4EU           Pioneer Europe VCT Portfolio - Class II Shares
              (2/02; 10/98)(12)                                              (15.48)
            PUTNAM VARIABLE TRUST
4HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (19.80)
4PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (14.43)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
4VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (27.89)
            STRONG FUNDS
4SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (25.98)
            WANGER
4IT           International Small Cap (2/02; 5/95)                           (12.87)
4SP           U.S. Smaller Companies (2/02; 5/95)                            (15.89)
            WELLS FARGO VT
4AA           Asset Allocation Fund (2/02; 4/94)(16)                         (12.47)
4WI           International Equity Fund (2/02; 7/00)                         (19.83)
4SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (34.14)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
4UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (22.88%)           --%        --%       (3.67%)
4MC           Mid Cap Value Fund (2/02; 5/98)                                 (5.89)            --         --         2.64
            INVESCO VIF
4ID           Dynamics Fund (2/02; 8/97)                                     (32.77)         (4.64)        --        (3.82)
4FS           Financial Services Fund (2/02; 9/99)                           (15.70)            --         --         0.70
4TC           Technology Fund (2/02; 5/97)                                   (47.54)         (7.59)        --        (4.60)
4TL           Telecommunications Fund (2/02; 9/99)                           (51.45)            --         --       (33.43)
            JANUS ASPEN SERIES
4GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (41.69)            --         --       (38.69)
4IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (26.70)         (1.23)        --         6.84
            LAZARD RETIREMENT SERIES
4IP           International Equity Portfolio (2/02; 9/98)                    (11.83)            --         --        (5.25)
            MFS(R)
4MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (28.63)            --         --        (9.97)
4MD           New Discovery Series - Service Class
              (2/02; 5/98)(10)                                               (32.67)            --         --         1.20
4UT           Utilities Series - Service Class
              (2/02; 1/95)(10)                                               (23.87)         (1.94)        --         7.52
            PIONEER VCT
4PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (17.11)          0.64         --         8.67
4EU           Pioneer Europe VCT Portfolio - Class II Shares
              (2/02; 10/98)(12)                                              (20.08)            --         --        (9.84)
            PUTNAM VARIABLE TRUST
4HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (21.35)            --         --        (2.70)
4PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (18.71)          1.03         --         3.18
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
4VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (31.49)         (5.39)        --        (1.33)
            STRONG FUNDS
4SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (27.88)          1.22       9.03         9.88
            WANGER
4IT           International Small Cap (2/02; 5/95)                           (14.92)          3.91         --         9.82
4SP           U.S. Smaller Companies (2/02; 5/95)                            (17.86)          1.64         --        11.54
            WELLS FARGO VT
4AA           Asset Allocation Fund (2/02; 4/94)(16)                         (13.95)          1.05         --         6.76
4WI           International Equity Fund (2/02; 7/00)                         (23.89)            --         --       (20.63)
4SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (39.01)        (13.52)        --        (3.12)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.20% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            AXP(R) VARIABLE PORTFOLIO -
BC5           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (27.20%)
BD5           Bond Fund (2/02; 10/81)                                         (3.28)
CR5           Capital Resource Fund (2/02; 10/81)                            (31.38)
CM5           Cash Management Fund (2/02; 10/81)                              (6.91)
DE5           Diversified Equity Income Fund (2/02; 9/99)                    (23.15)
EM5           Emerging Markets Fund (2/02; 5/00)                             (16.85)
ES5           Equity Select Fund (2/02; 5/01)                                (18.95)
EI5           Extra Income Fund (2/02; 5/96)                                 (13.01)
FI5           Federal Income Fund (2/02; 9/99)                                (3.09)
GB5           Global Bond Fund (2/02; 5/96)                                    6.82
GR5           Growth Fund (2/02; 9/99)                                       (29.50)
IE5           International Fund (2/02; 1/92)                                (21.00)
MF5           Managed Fund (2/02; 4/86)                                      (16.98)
ND5           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (26.35)
SV5           Partners Small Cap Value Fund (2/02; 8/01)                     (18.92)
IV5           S&P 500 Index Fund (2/02; 5/00)                                (26.62)
SC5           Small Cap Advantage Fund (2/02; 9/99)                          (21.45)
ST5           Stock Fund (2/02; 8/01)                                        (26.12)
SA5           Strategy Aggressive Fund (2/02; 1/92)                          (38.12)
            AIM V.I.
5AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (28.70)
5AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (25.83)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
5AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (25.24)
5AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                      (11.55)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI           VP International, Class II (2/02; 5/94)(5)                     (21.37)
5AV           VP Value, Class II (2/02; 5/96)(5)                             (17.93)
            CALVERT VARIABLE SERIES, INC.
5SR           Social Balanced Portfolio (2/02; 9/86)                         (18.55)
            EVERGREEN VA
5CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (25.16)
            FIDELITY(R) VIP
5FG           Growth & Income Portfolio Service Class 2
              (2/02; 12/96)(7)                                               (20.89)
5FM           Mid Cap Portfolio Service Class 2
              (2/02; 12/98)(7)                                               (16.89)
5FO           Overseas Portfolio Service Class 2
              (2/02; 1/87)(7)                                                (23.25)
            FTVIPT
5RE           Franklin Real Estate Fund - Class 2
              (2/02; 1/89)(8)                                                 (6.69)
5SI           Franklin Small Cap Value Securities Fund - Class 2
              (2/02; 5/98)(8)                                                (15.38)
5MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (17.48)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC5           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (28.89%)           --%        --%      (13.63%)
BD5           Bond Fund (2/02; 10/81)                                         (2.86)          2.58       5.19         8.24
CR5           Capital Resource Fund (2/02; 10/81)                            (33.75)         (7.33)      1.23         7.95
CM5           Cash Management Fund (2/02; 10/81)                              (6.85)          2.36       2.52         4.38
DE5           Diversified Equity Income Fund (2/02; 9/99)                    (25.40)            --         --        (6.14)
EM5           Emerging Markets Fund (2/02; 5/00)                             (12.89)            --         --       (16.53)
ES5           Equity Select Fund (2/02; 5/01)                                (20.55)            --         --       (14.02)
EI5           Extra Income Fund (2/02; 5/96)                                 (14.23)         (3.77)        --        (0.56)
FI5           Federal Income Fund (2/02; 9/99)                                (2.58)            --         --         4.61
GB5           Global Bond Fund (2/02; 5/96)                                    6.00           2.67         --         3.33
GR5           Growth Fund (2/02; 9/99)                                       (31.92)            --         --       (20.71)
IE5           International Fund (2/02; 1/92)                                (24.67)         (7.53)      0.18        (0.10)
MF5           Managed Fund (2/02; 4/86)                                      (19.78)         (1.47)      4.77         6.87
ND5           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (28.04)         (1.61)        --         3.37
SV5           Partners Small Cap Value Fund (2/02; 8/01)                     (19.05)            --         --       (10.31)
IV5           S&P 500 Index Fund (2/02; 5/00)                                (28.52)            --         --       (20.24)
SC5           Small Cap Advantage Fund (2/02; 9/99)                          (23.59)            --         --        (4.33)
ST5           Stock Fund (2/02; 8/01)                                        (27.21)            --         --       (22.76)
SA5           Strategy Aggressive Fund (2/02; 1/92)                          (37.30)         (9.91)     (0.00)        0.66
            AIM V.I.
5AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (30.46)         (3.99)        --         5.51
5AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (27.78)            --         --        (3.01)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
5AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (28.38)          1.79       9.31         8.42
5AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                      (12.82)            --         --        (9.17)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI           VP International, Class II (2/02; 5/94)(5)                     (26.82)         (4.64)        --         0.50
5AV           VP Value, Class II (2/02; 5/96)(5)                             (19.68)          2.11         --         6.59
            CALVERT VARIABLE SERIES, INC.
5SR           Social Balanced Portfolio (2/02; 9/86)                         (19.11)         (1.05)      4.84         6.08
            EVERGREEN VA
5CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (28.71)            --         --        (3.47)
            FIDELITY(R) VIP
5FG           Growth & Income Portfolio Service Class 2
              (2/02; 12/96)(7)                                               (23.39)         (1.19)        --         3.18
5FM           Mid Cap Portfolio Service Class 2
              (2/02; 12/98)(7)                                               (17.11)            --         --        13.64
5FO           Overseas Portfolio Service Class 2
              (2/02; 1/87)(7)                                                (26.72)         (5.74)      2.88         2.45
            FTVIPT
5RE           Franklin Real Estate Fund - Class 2
              (2/02; 1/89)(8)                                                 (5.97)          0.72       8.24         7.82
5SI           Franklin Small Cap Value Securities Fund - Class 2
              (2/02; 5/98)(8)                                                (16.41)            --         --        (1.29)
5MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (18.76)          2.23         --         4.65


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            GOLDMAN SACHS VIT
5UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (25.93%)
5MC           Mid Cap Value Fund (2/02; 5/98)                                (12.10)
            INVESCO VIF
5ID           Dynamics Fund (2/02; 8/97)                                     (34.52)
5FS           Financial Services Fund (2/02; 9/99)                           (20.42)
5TC           Technology Fund (2/02; 5/97)                                   (48.51)
5TL           Telecommunications Fund (2/02; 9/99)                           (44.08)
            JANUS ASPEN SERIES
5GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (41.34)
5IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (26.94)
            LAZARD RETIREMENT SERIES
5IP           International Equity Portfolio (2/02; 9/98)                    (14.74)
            MFS(R)
5MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (30.30)
5MD           New Discovery Series - Service Class
              (2/02; 5/98)(10)                                               (33.14)
5UT           Utilities Series - Service Class
              (2/02; 1/95)(10)                                               (20.82)
            PIONEER VCT
5PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (21.59)
5EU           Pioneer Europe VCT Portfolio -
              Class II Shares (2/02; 10/98)(12)                              (21.16)
            PUTNAM VARIABLE TRUST
5HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (25.18)
5PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (20.19)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
5VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (32.72)
            STRONG FUNDS
5SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (30.94)
            WANGER
5IT           International Small Cap (2/02; 5/95)                           (18.73)
5SP           U.S. Smaller Companies (2/02; 5/95)                            (21.54)
            WELLS FARGO VT
5AA           Asset Allocation Fund (2/02; 4/94)(16)                         (18.36)
5WI           International Equity Fund (2/02; 7/00)                         (25.21)
5SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (38.54)

                                                                                        PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
5UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (28.04%)           --%        --%       (4.13%)
5MC           Mid Cap Value Fund (2/02; 5/98)                                (12.20)            --         --         2.19
            INVESCO VIF
5ID           Dynamics Fund (2/02; 8/97)                                     (37.25)         (5.09)        --        (4.27)
5FS           Financial Services Fund (2/02; 9/99)                           (21.34)            --         --         0.25
5TC           Technology Fund (2/02; 5/97)                                   (51.01)         (8.06)        --        (5.05)
5TL           Telecommunications Fund (2/02; 9/99)                           (54.66)            --         --       (33.94)
            JANUS ASPEN SERIES
5GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (45.57)            --         --       (40.44)
5IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (31.60)         (1.69)        --         6.41
            LAZARD RETIREMENT SERIES
5IP           International Equity Portfolio (2/02; 9/98)                    (17.74)            --         --        (5.71)
            MFS(R)
5MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (33.40)            --         --       (10.44)
5MD           New Discovery Series - Service Class
              (2/02; 5/98)(10)                                               (37.16)            --         --         0.75
5UT           Utilities Series - Service Class
              (2/02; 1/95)(10)                                               (28.97)         (2.40)        --         7.08
            PIONEER VCT
5PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (22.66)          0.19         --         8.24
5EU           Pioneer Europe VCT Portfolio -
              Class II Shares (2/02; 10/98)(12)                              (25.43)            --         --       (10.30)
            PUTNAM VARIABLE TRUST
5HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (26.61)            --         --        (3.16)
5PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (24.15)          0.59         --         2.73
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
5VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (36.06)         (5.85)        --        (1.78)
            STRONG FUNDS
5SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (32.70)          0.78       8.60         9.45
            WANGER
5IT           International Small Cap (2/02; 5/95)                           (20.62)          3.47         --         9.39
5SP           U.S. Smaller Companies (2/02; 5/95)                            (23.36)          1.20         --        11.12
            WELLS FARGO VT
5AA           Asset Allocation Fund (2/02; 4/94)(16)                         (19.71)          0.61         --         6.32
5WI           International Equity Fund (2/02; 7/00)                         (28.98)            --         --       (23.12)
5SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (43.07)        (13.99)        --        (3.58)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT IN TEXAS (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                 COMMENCEMENT(b)
            AXP(R) VARIABLE PORTFOLIO -
BC5           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (27.87%)
BD5           Bond Fund (2/02; 10/81)                                         (4.22)
CR5           Capital Resource Fund (2/02; 10/81)                            (32.01)
CM5           Cash Management Fund (2/02; 10/81)                              (7.80)
DE5           Diversified Equity Income Fund (2/02; 9/99)                    (23.87)
EM5           Emerging Markets Fund (2/02; 5/00)                             (17.63)
ES5           Equity Select Fund (2/02; 5/01)                                (19.71)
EI5           Extra Income Fund (2/02; 5/96)                                 (13.84)
FI5           Federal Income Fund (2/02; 9/99)                                (4.02)
GB5           Global Bond Fund (2/02; 5/96)                                    5.82
GR5           Growth Fund (2/02; 9/99)                                       (30.15)
IE5           International Fund (2/02; 1/92)                                (21.74)
MF5           Managed Fund (2/02; 4/86)                                      (17.76)
ND5           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (27.03)
SV5           Partners Small Cap Value Fund (2/02; 8/01)                     (19.68)
IV5           S&P 500 Index Fund (2/02; 5/00)                                (27.30)
SC5           Small Cap Advantage Fund (2/02; 9/99)                          (22.19)
ST5           Stock Fund (2/02; 8/01)                                        (26.81)
SA5           Strategy Aggressive Fund (2/02; 1/92)                          (38.68)
            AIM V.I.
5AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (29.36)
5AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (26.52)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
5AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (25.94)
5AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                      (12.39)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI           VP International, Class II (2/02; 5/94)(5)                     (22.11)
5AV           VP Value, Class II (2/02; 5/96)(5)                             (18.70)
            CALVERT VARIABLE SERIES, INC.
5SR           Social Balanced Portfolio (2/02; 9/86)                         (19.32)
            EVERGREEN VA
5CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (25.86)
            FIDELITY(R) VIP
5FG           Growth & Income Portfolio Service Class 2
              (2/02; 12/96)(7)                                               (21.63)
5FM           Mid Cap Portfolio Service Class 2
              (2/02; 12/98)(7)                                               (17.68)
5FO           Overseas Portfolio Service Class 2
              (2/02; 1/87)(7)                                                (23.97)
            FTVIPT
5RE           Franklin Real Estate Fund - Class 2
              (2/02; 1/89)(8)                                                 (7.59)
5SI           Franklin Small Cap Value Securities Fund -
              Class 2 (2/02; 5/98)(8)                                        (16.18)
5MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (18.26)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC5           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (29.55%)           --%        --%      (13.63%)
BD5           Bond Fund (2/02; 10/81)                                         (3.80)          2.58       5.19         8.24
CR5           Capital Resource Fund (2/02; 10/81)                            (34.36)         (7.33)      1.23         7.95
CM5           Cash Management Fund (2/02; 10/81)                              (7.75)          2.36       2.52         4.38
DE5           Diversified Equity Income Fund (2/02; 9/99)                    (26.10)            --         --        (6.14)
EM5           Emerging Markets Fund (2/02; 5/00)                             (13.72)            --         --       (16.24)
ES5           Equity Select Fund (2/02; 5/01)                                (21.29)            --         --       (14.02)
EI5           Extra Income Fund (2/02; 5/96)                                 (15.05)         (3.77)        --        (0.56)
FI5           Federal Income Fund (2/02; 9/99)                                (3.52)            --         --         4.61
GB5           Global Bond Fund (2/02; 5/96)                                    5.00           2.67         --         3.33
GR5           Growth Fund (2/02; 9/99)                                       (32.54)            --         --       (20.71)
IE5           International Fund (2/02; 1/92)                                (25.37)         (7.53)      0.18        (0.10)
MF5           Managed Fund (2/02; 4/86)                                      (20.53)         (1.47)      4.77         6.87
ND5           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (28.71)         (1.61)        --         3.37
SV5           Partners Small Cap Value Fund (2/02; 8/01)                     (19.82)            --         --       (10.31)
IV5           S&P 500 Index Fund (2/02; 5/00)                                (29.18)            --         --       (19.96)
SC5           Small Cap Advantage Fund (2/02; 9/99)                          (24.30)            --         --        (4.33)
ST5           Stock Fund (2/02; 8/01)                                        (27.89)            --         --       (22.76)
SA5           Strategy Aggressive Fund (2/02; 1/92)                          (37.87)         (9.91)     (0.00)        0.66
            AIM V.I.
5AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (31.10)         (3.99)        --         5.51
5AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (28.45)            --         --        (3.01)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
5AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (29.05)          1.79       9.31         8.42
5AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                      (13.65)            --         --        (9.17)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI           VP International, Class II (2/02; 5/94)(5)                     (27.50)         (4.64)        --         0.50
5AV           VP Value, Class II (2/02; 5/96)(5)                             (20.44)          2.11         --         6.59
            CALVERT VARIABLE SERIES, INC.
5SR           Social Balanced Portfolio (2/02; 9/86)                         (19.87)         (1.05)      4.84         6.08
            EVERGREEN VA
5CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (29.37)            --         --        (3.47)
            FIDELITY(R) VIP
5FG           Growth & Income Portfolio Service Class 2
              (2/02; 12/96)(7)                                               (24.11)         (1.19)        --         3.18
5FM           Mid Cap Portfolio Service Class 2
              (2/02; 12/98)(7)                                               (17.90)            --         --        13.64
5FO           Overseas Portfolio Service Class 2
              (2/02; 1/87)(7)                                                (27.40)         (5.74)      2.88        2.45
            FTVIPT
5RE           Franklin Real Estate Fund - Class 2
              (2/02; 1/89)(8)                                                 (6.88)          0.72       8.24        7.82
5SI           Franklin Small Cap Value Securities Fund -
              Class 2 (2/02; 5/98)(8)                                        (17.20)            --         --        (1.29)
5MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (19.52)          2.23         --         4.65


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT IN TEXAS (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            GOLDMAN SACHS VIT
5UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (26.61%)
5MC           Mid Cap Value Fund (2/02; 5/98)                                (12.93)
            INVESCO VIF
5ID           Dynamics Fund (2/02; 8/97)                                     (35.11)
5FS           Financial Services Fund (2/02; 9/99)                           (21.16)
5TC           Technology Fund (2/02; 5/97)                                   (48.96)
5TL           Telecommunications Fund (2/02; 9/99)                           (44.57)
            JANUS ASPEN SERIES
5GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (41.86)
5IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (27.62)
            LAZARD RETIREMENT SERIES
5IP           International Equity Portfolio (2/02; 9/98)                    (15.54)
            MFS(R)
5MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (30.94)
5MD           New Discovery Series - Service Class
              (2/02; 5/98)(10)                                               (33.75)
5UT           Utilities Series - Service Class
              (2/02; 1/95)(10)                                               (21.56)
            PIONEER VCT
5PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (22.33)
5EU           Pioneer Europe VCT Portfolio - Class II Shares
              (2/02; 10/98)(12)                                              (21.90)
            PUTNAM VARIABLE TRUST
5HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (25.88)
5PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (20.94)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
5VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (33.34)
            STRONG FUNDS
5SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (31.58)
            WANGER
5IT           International Small Cap (2/02; 5/95)                           (19.50)
5SP           U.S. Smaller Companies (2/02; 5/95)                            (22.28)
            WELLS FARGO VT
5AA           Asset Allocation Fund (2/02; 4/94)(16)                         (19.13)
5WI           International Equity Fund (2/02; 7/00)                         (25.91)
5SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (39.10)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
5UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (28.71%)           --%        --%       (4.13%)
5MC           Mid Cap Value Fund (2/02; 5/98)                                (13.04)            --         --         2.19
            INVESCO VIF
5ID           Dynamics Fund (2/02; 8/97)                                     (37.82)         (5.09)        --        (4.27)
5FS           Financial Services Fund (2/02; 9/99)                           (22.08)            --         --         0.25
5TC           Technology Fund (2/02; 5/97)                                   (51.43)         (8.06)        --        (5.05)
5TL           Telecommunications Fund (2/02; 9/99)                           (55.04)            --         --       (33.94)
            JANUS ASPEN SERIES
5GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (46.05)            --         --       (40.26)
5IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (32.23)         (1.69)        --         6.41
            LAZARD RETIREMENT SERIES
5IP           International Equity Portfolio (2/02; 9/98)                    (18.52)            --         --        (5.71)
            MFS(R)
5MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (34.01)            --         --       (10.44)
5MD           New Discovery Series - Service Class
              (2/02; 5/98)(10)                                               (37.73)            --         --         0.75
5UT           Utilities Series - Service Class
              (2/02; 1/95)(10)                                               (29.62)         (2.40)        --         7.08
            PIONEER VCT
5PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (23.38)          0.19         --         8.24
5EU           Pioneer Europe VCT Portfolio - Class II Shares
              (2/02; 10/98)(12)                                              (26.12)            --         --       (10.30)
            PUTNAM VARIABLE TRUST
5HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (27.29)            --         --        (3.16)
5PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (24.86)          0.59         --         2.73
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
5VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (36.64)         (5.85)        --        (1.78)
            STRONG FUNDS
5SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (33.31)          0.78       8.60         9.45
            WANGER
5IT           International Small Cap (2/02; 5/95)                           (21.36)          3.47         --         9.39
5SP           U.S. Smaller Companies (2/02; 5/95)                            (24.08)          1.20         --        11.12
            WELLS FARGO VT
5AA           Asset Allocation Fund (2/02; 4/94)(16)                         (20.47)          0.61         --         6.32
5WI           International Equity Fund (2/02; 7/00)                         (29.64)            --         --       (22.83)
5SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (43.58)        (13.99)        --        (3.58)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT AND RAVA SELECT IN TEXAS (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            AXP(R) VARIABLE PORTFOLIO -
BC5           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (22.47%)
BD5           Bond Fund (2/02; 10/81)                                          3.24
CR5           Capital Resource Fund (2/02; 10/81)                            (26.97)
CM5           Cash Management Fund (2/02; 10/81)                              (0.65)
DE5           Diversified Equity Income Fund (2/02; 9/99)                    (18.12)
EM5           Emerging Markets Fund (2/02; 5/00)                             (11.34)
ES5           Equity Select Fund (2/02; 5/01)                                (13.60)
EI5           Extra Income Fund (2/02; 5/96)                                  (7.22)
FI5           Federal Income Fund (2/02; 9/99)                                 3.46
GB5           Global Bond Fund (2/02; 5/96)                                   13.82
GR5           Growth Fund (2/02; 9/99)                                       (24.95)
IE5           International Fund (2/02; 1/92)                                (15.81)
MF5           Managed Fund (2/02; 4/86)                                      (11.48)
ND5           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (21.56)
SV5           Partners Small Cap Value Fund (2/02; 8/01)                     (13.57)
IV5           S&P 500 Index Fund (2/02; 5/00)                                (21.85)
SC5           Small Cap Advantage Fund (2/02; 9/99)                          (16.29)
ST5           Stock Fund (2/02; 8/01)                                        (21.31)
SA5           Strategy Aggressive Fund (2/02; 1/92)                          (34.22)
            AIM V.I.
5AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (24.08)
5AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (21.00)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
5AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (20.37)
5AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                       (5.64)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI           VP International, Class II (2/02; 5/94)(5)                     (16.20)
5AV           VP Value, Class II (2/02; 5/96)(5)                             (12.50)
            CALVERT VARIABLE SERIES, INC.
5SR           Social Balanced Portfolio (2/02; 9/86)                         (13.17)
            EVERGREEN VA
5CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (20.28)
            FIDELITY(R) VIP
5FG           Growth & Income Portfolio Service Class 2 (2/02;
              12/96)(7)                                                      (15.69)
5FM           Mid Cap Portfolio Service Class 2 (2/02; 12/98)(7)             (11.39)
5FO           Overseas Portfolio Service Class 2 (2/02; 1/87)(7)             (18.23)
            FTVIPT
5RE           Franklin Real Estate Fund - Class 2
              (2/02; 1/89)(8)                                                 (0.42)
5SI           Franklin Small Cap Value Securities Fund -
              Class 2 (2/02; 5/98)(8)                                         (9.76)
5MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (12.03)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC5           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (24.29%)           --%        --%      (13.63%)
BD5           Bond Fund (2/02; 10/81)                                          3.70           2.58       5.19         8.24
CR5           Capital Resource Fund (2/02; 10/81)                            (29.52)         (7.33)      1.23         7.95
CM5           Cash Management Fund (2/02; 10/81)                              (0.59)          2.36       2.52         4.38
DE5           Diversified Equity Income Fund (2/02; 9/99)                    (20.54)            --         --        (6.14)
EM5           Emerging Markets Fund (2/02; 5/00)                              (7.08)            --         --       (14.52)
ES5           Equity Select Fund (2/02; 5/01)                                (15.32)            --         --       (10.67)
EI5           Extra Income Fund (2/02; 5/96)                                  (8.53)         (3.77)        --        (0.56)
FI5           Federal Income Fund (2/02; 9/99)                                 4.00             --         --         4.61
GB5           Global Bond Fund (2/02; 5/96)                                   13.00           2.67         --         3.33
GR5           Growth Fund (2/02; 9/99)                                       (27.54)            --         --       (20.71)
IE5           International Fund (2/02; 1/92)                                (19.76)         (7.53)      0.18       (0.10)
MF5           Managed Fund (2/02; 4/86)                                      (14.49)         (1.47)      4.77         6.87
ND5           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (23.38)         (1.61)        --         3.37
SV5           Partners Small Cap Value Fund (2/02; 8/01)                     (13.71)            --         --        (6.00)
IV5           S&P 500 Index Fund (2/02; 5/00)                                (23.89)            --         --       (18.32)
SC5           Small Cap Advantage Fund (2/02; 9/99)                          (18.59)            --         --        (4.33)
ST5           Stock Fund (2/02; 8/01)                                        (22.48)            --         --       (19.08)
SA5           Strategy Aggressive Fund (2/02; 1/92)                          (33.34)         (9.91)     (0.00)        0.66
            AIM V.I.
5AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (25.97)         (3.99)        --         5.51
5AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (23.10)            --         --        (3.01)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
5AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (23.75)          1.79       9.31         8.42
5AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                       (7.01)            --         --        (5.65)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI           VP International, Class II (2/02; 5/94)(5)                     (22.07)         (4.64)        --         0.50
5AV           VP Value, Class II (2/02; 5/96)(5)                             (14.39)          2.11         --         6.59
            CALVERT VARIABLE SERIES, INC.
5SR           Social Balanced Portfolio (2/02; 9/86)                         (13.78)         (1.05)      4.84         6.08
            EVERGREEN VA
5CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (24.10)            --         --        (3.47)
            FIDELITY(R) VIP
5FG           Growth & Income Portfolio Service Class 2 (2/02;
              12/96)(7)                                                      (18.38)         (1.19)        --         3.18
5FM           Mid Cap Portfolio Service Class 2 (2/02; 12/98)(7)             (11.63)            --         --        13.64
5FO           Overseas Portfolio Service Class 2 (2/02; 1/87)(7)             (21.95)         (5.74)      2.88         2.45
            FTVIPT
5RE           Franklin Real Estate Fund - Class 2
              (2/02; 1/89)(8)                                                  0.35           0.72       8.24         7.82
5SI           Franklin Small Cap Value Securities Fund -
              Class 2 (2/02; 5/98)(8)                                        (10.87)            --         --        (1.29)
5MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (13.40)          2.23         --         4.65


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT AND RAVA SELECT IN TEXAS (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            GOLDMAN SACHS VIT
5UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (21.10%)
5MC           Mid Cap Value Fund (2/02; 5/98)                                 (6.23)
            INVESCO VIF
5ID           Dynamics Fund (2/02; 8/97)                                     (30.34)
5FS           Financial Services Fund (2/02; 9/99)                           (15.18)
5TC           Technology Fund (2/02; 5/97)                                   (45.39)
5TL           Telecommunications Fund (2/02; 9/99)                           (40.62)
            JANUS ASPEN SERIES
5GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (37.68)
5IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (22.20)
            LAZARD RETIREMENT SERIES
5IP           International Equity Portfolio (2/02; 9/98)                     (9.07)
            MFS(R)
5MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (25.80)
5MD           New Discovery Series - Service Class (2/02; 5/98)(10)          (28.86)
5UT           Utilities Series - Service Class (2/02; 1/95)(10)(15.61)       (24.37)
            PIONEER VCT
5PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (16.44)
5EU           Pioneer Europe VCT Portfolio - Class II Shares
              (2/02; 10/98)(12)                                              (15.98)
            PUTNAM VARIABLE TRUST
5HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (20.30)
5PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (14.93)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
5VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (28.41)
            STRONG FUNDS
5SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (26.50)
            WANGER
5IT           International Small Cap (2/02; 5/95)                           (13.36)
5SP           U.S. Smaller Companies (2/02; 5/95)                            (16.39)
            WELLS FARGO VT
5AA           Asset Allocation Fund (2/02; 4/94)(16)                         (12.97)
5WI           International Equity Fund (2/02; 7/00)                         (20.33)
5SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (34.67)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
5UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (23.38%)           --%        --%       (4.13%)
5MC           Mid Cap Value Fund (2/02; 5/98)                                 (6.35)            --         --         2.19
            INVESCO VIF
5ID           Dynamics Fund (2/02; 8/97)                                     (33.28)         (5.09)        --        (4.27)
5FS           Financial Services Fund (2/02; 9/99)                           (16.18)            --         --         0.25
5TC           Technology Fund (2/02; 5/97)                                   (48.08)         (8.06)        --        (5.05)
5TL           Telecommunications Fund (2/02; 9/99)                           (52.00)            --         --       (33.94)
            JANUS ASPEN SERIES
5GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (42.23)            --         --       (39.22)
5IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (27.20)         (1.69)        --          6.41
            LAZARD RETIREMENT SERIES
5IP           International Equity Portfolio (2/02; 9/98)                    (12.30)            --         --        (5.71)
            MFS(R)
5MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (29.14)            --         --       (10.44)
5MD           New Discovery Series - Service Class (2/02; 5/98)(10)          (33.19)            --         --         0.75
5UT           Utilities Series - Service Class (2/02; 1/95)(10)              (15.61)         (2.40)        --         7.08
            PIONEER VCT
5PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (17.59)          0.19         --         8.24
5EU           Pioneer Europe VCT Portfolio - Class II Shares
              (2/02; 10/98)(12)                                              (20.57)            --         --       (10.30)
            PUTNAM VARIABLE TRUST
5HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (21.84)            --         --        (3.16)
5PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (19.19)          0.59         --         2.73
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
5VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (32.00)         (5.85)        --        (1.78)
            STRONG FUNDS
5SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (28.38)          0.78       8.60         9.45
            WANGER
5IT           International Small Cap (2/02; 5/95)                           (15.40)          3.47         --         9.39
5SP           U.S. Smaller Companies (2/02; 5/95)                            (18.34)          1.20         --        11.12
            WELLS FARGO VT
5AA           Asset Allocation Fund (2/02; 4/94)(16)                         (14.42)          0.61         --         6.32
5WI           International Equity Fund (2/02; 7/00)                         (24.39)            --         --       (21.12)
5SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (39.54)        (13.99)        --        (3.58)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee and a 1.00% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            AXP(R) VARIABLE PORTFOLIO -
BC5           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (26.59%)
BD5           Bond Fund (2/02; 10/81)                                         (2.68)
CR5           Capital Resource Fund (2/02; 10/81)                            (30.78)
CM5           Cash Management Fund (2/02; 10/81)                              (6.30)
DE5           Diversified Equity Income Fund (2/02; 9/99)                    (22.54)
EM5           Emerging Markets Fund (2/02; 5/00)                             (16.24)
ES5           Equity Select Fund (2/02; 5/01)                                (18.34)
EI5           Extra Income Fund (2/02; 5/96)                                 (12.41)
FI5           Federal Income Fund (2/02; 9/99)                                (2.48)
GB5           Global Bond Fund (2/02; 5/96)                                    7.47
GR5           Growth Fund (2/02; 9/99)                                       (28.90)
IE5           International Fund (2/02; 1/92)                                (20.40)
MF5           Managed Fund (2/02; 4/86)                                      (16.37)
ND5           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (25.74)
SV5           Partners Small Cap Value Fund (2/02; 8/01)                     (18.31)
IV5           S&P 500 Index Fund (2/02; 5/00)                                (26.01)
SC5           Small Cap Advantage Fund (2/02; 9/99)                          (20.84)
ST5           Stock Fund (2/02; 8/01)                                        (25.52)
SA5           Strategy Aggressive Fund (2/02; 1/92)                          (37.52)
            AIM V.I.
5AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (28.09)
5AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (25.22)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
5AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (24.64)
5AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                      (10.94)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI           VP International, Class II (2/02; 5/94)(5)                     (20.76)
5AV           VP Value, Class II (2/02; 5/96)(5)                             (17.32)
            CALVERT VARIABLE SERIES, INC.
5SR           Social Balanced Portfolio (2/02; 9/86)                         (17.95)
            EVERGREEN VA
5CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (24.56)
            FIDELITY(R) VIP
5FG           Growth & Income Portfolio Service Class 2
              (2/02; 12/96)(7)                                               (20.28)
5FM           Mid Cap Portfolio Service Class 2
              (2/02; 12/98)(7)                                               (16.29)
5FO           Overseas Portfolio Service Class 2
              (2/02; 1/87)(7)                                                (22.65)
            FTVIPT
5RE           Franklin Real Estate Fund - Class 2
              (2/02; 1/89)(8)                                                 (6.09)
5SI           Franklin Small Cap Value Securities Fund -
              Class 2 (2/02; 5/98)(8)                                        (14.77)
5MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (16.88)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC5           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (28.28%)           --%        --%      (12.98%)
BD5           Bond Fund (2/02; 10/81)                                         (2.26)          3.23       5.84         8.89
CR5           Capital Resource Fund (2/02; 10/81)                            (33.15)         (6.68)      1.88         8.60
CM5           Cash Management Fund (2/02; 10/81)                              (6.25)          3.01       3.17         5.03
DE5           Diversified Equity Income Fund (2/02; 9/99)                    (24.80)            --         --        (5.49)
EM5           Emerging Markets Fund (2/02; 5/00)                             (12.28)            --         --       (15.90)
ES5           Equity Select Fund (2/02; 5/01)                                (19.94)            --         --       (13.40)
EI5           Extra Income Fund (2/02; 5/96)                                 (13.63)         (3.12)        --         0.09
FI5           Federal Income Fund (2/02; 9/99)                                (1.98)            --         --         5.26
GB5           Global Bond Fund (2/02; 5/96)                                    6.65           3.32         --         3.98
GR5           Growth Fund (2/02; 9/99)                                       (31.31)            --         --       (20.06)
IE5           International Fund (2/02; 1/92)                                (24.07)         (6.88)      0.83         0.55
MF5           Managed Fund (2/02; 4/86)                                      (19.17)         (0.82)      5.42         7.52
ND5           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (27.44)         (0.96)        --         4.02
SV5           Partners Small Cap Value Fund (2/02; 8/01)                     (18.45)            --         --        (9.70)
IV5           S&P 500 Index Fund (2/02; 5/00)                                (27.92)            --         --       (19.61)
SC5           Small Cap Advantage Fund (2/02; 9/99)                          (22.98)            --         --        (3.68)
ST5           Stock Fund (2/02; 8/01)                                        (26.61)            --         --       (22.15)
SA5           Strategy Aggressive Fund (2/02; 1/92)                          (36.70)         (9.26)      0.65         1.31
            AIM V.I.
5AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (29.85)         (3.34)        --         6.16
5AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (27.17)            --         --        (2.36)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
5AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (27.78)          2.44       9.96         9.07
5AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                      (12.21)            --         --        (8.55)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI           VP International, Class II (2/02; 5/94)(5)                     (26.22)         (3.99)        --         1.15
5AV           VP Value, Class II (2/02; 5/96)(5)                             (19.07)          2.76         --         7.24
            CALVERT VARIABLE SERIES, INC.
5SR           Social Balanced Portfolio (2/02; 9/86)                         (18.51)         (0.40)      5.49         6.73
            EVERGREEN VA
5CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (28.11)            --         --        (2.82)
            FIDELITY(R) VIP
5FG           Growth & Income Portfolio Service Class 2
              (2/02; 12/96)(7)                                               (22.79)         (0.54)        --         3.83
5FM           Mid Cap Portfolio Service Class 2
              (2/02; 12/98)(7)                                               (16.51)            --         --        14.29
5FO           Overseas Portfolio Service Class 2
              (2/02; 1/87)(7)                                                (26.11)         (5.09)      3.53         3.10
            FTVIPT
5RE           Franklin Real Estate Fund - Class 2
              (2/02; 1/89)(8)                                                 (5.37)          1.37       8.89         8.47
5SI           Franklin Small Cap Value Securities Fund -
              Class 2 (2/02; 5/98)(8)                                        (15.81)            --         --        (0.64)
5MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (18.15)          2.88         --         5.30


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            GOLDMAN SACHS VIT
5UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (25.32%)
5MC           Mid Cap Value Fund (2/02; 5/98)                                (11.49)
            INVESCO VIF
5ID           Dynamics Fund (2/02; 8/97)                                     (33.91)
5FS           Financial Services Fund (2/02; 9/99)                           (19.81)
5TC           Technology Fund (2/02; 5/97)                                   (47.91)
5TL           Telecommunications Fund (2/02; 9/99)                           (43.47)
            JANUS ASPEN SERIES
5GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (40.73)
5IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (26.34)
            LAZARD RETIREMENT SERIES
5IP           International Equity Portfolio (2/02; 9/98)                    (14.13)
            MFS(R)
5MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (29.69)
5MD           New Discovery Series - Service Class
              (2/02; 5/98)(10)                                               (32.53)
5UT           Utilities Series - Service Class
              (2/02; 1/95)(10)                                               (20.21)
            PIONEER VCT
5PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (20.99)
5EU           Pioneer Europe VCT Portfolio - Class II Shares
              (2/02; 10/98)(12)                                              (20.55)
            PUTNAM VARIABLE TRUST
5HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (24.58)
5PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (19.58)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
5VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (32.11)
            STRONG FUNDS
5SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (30.34)
            WANGER
5IT           International Small Cap (2/02; 5/95)                           (18.12)
5SP           U.S. Smaller Companies (2/02; 5/95)                            (20.94)
            WELLS FARGO VT
5AA           Asset Allocation Fund (2/02; 4/94)(16)                         (17.75)
5WI           International Equity Fund (2/02; 7/00)                         (24.61)
5SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (37.94)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
5UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (27.44%)           --%        --%       (3.48%)
5MC           Mid Cap Value Fund (2/02; 5/98)                                (11.60)            --         --         2.84
            INVESCO VIF
5ID           Dynamics Fund (2/02; 8/97)                                     (36.65)         (4.44)        --        (3.62)
5FS           Financial Services Fund (2/02; 9/99)                           (20.74)            --         --         0.90
5TC           Technology Fund (2/02; 5/97)                                   (50.41)         (7.41)        --        (4.40)
5TL           Telecommunications Fund (2/02; 9/99)                           (54.06)            --         --       (33.29)
            JANUS ASPEN SERIES
5GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (44.97)            --         --       (39.81)
5IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (30.99)         (1.04)        --         7.06
            LAZARD RETIREMENT SERIES
5IP           International Equity Portfolio (2/02; 9/98)                    (17.14)            --         --        (5.06)
            MFS(R)
5MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (32.80)            --         --        (9.79)
5MD           New Discovery Series - Service Class
              (2/02; 5/98)(10)                                               (36.56)            --         --         1.40
5UT           Utilities Series - Service Class
              (2/02; 1/95)(10)                                               (28.36)         (1.75)        --         7.73
            PIONEER VCT
5PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (22.05)          0.84         --         8.89
5EU           Pioneer Europe VCT Portfolio - Class II Shares
              (2/02; 10/98)(12)                                              (24.83)            --         --        (9.65)
            PUTNAM VARIABLE TRUST
5HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (26.01)            --         --        (2.51)
5PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (23.55)          1.24         --         3.38
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
5VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (35.45)         (5.20)        --        (1.13)
            STRONG FUNDS
5SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (32.09)          1.43       9.25        10.10
            WANGER
5IT           International Small Cap (2/02; 5/95)                           (20.01)          4.12         --        10.04
5SP           U.S. Smaller Companies (2/02; 5/95)                            (22.76)          1.85         --        11.77
            WELLS FARGO VT
5AA           Asset Allocation Fund (2/02; 4/94)(16)                         (19.11)          1.26         --         6.97
5WI           International Equity Fund (2/02; 7/00)                         (28.38)            --         --       (22.49)
5SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (42.47)        (13.34)        --        (2.93)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT IN TEXAS (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            AXP(R) VARIABLE PORTFOLIO -
BC5           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (27.27%)
BD5           Bond Fund (2/02; 10/81)                                         (3.62)
CR5           Capital Resource Fund (2/02; 10/81)                            (31.42)
CM5           Cash Management Fund (2/02; 10/81)                              (7.20)
DE5           Diversified Equity Income Fund (2/02; 9/99)                    (23.27)
EM5           Emerging Markets Fund (2/02; 5/00)                             (17.03)
ES5           Equity Select Fund (2/02; 5/01)                                (19.12)
EI5           Extra Income Fund (2/02; 5/96)                                 (13.24)
FI5           Federal Income Fund (2/02; 9/99)                                (3.42)
GB5           Global Bond Fund (2/02; 5/96)                                    6.47
GR5           Growth Fund (2/02; 9/99)                                       (29.56)
IE5           International Fund (2/02; 1/92)                                (21.14)
MF5           Managed Fund (2/02; 4/86)                                      (17.17)
ND5           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (26.44)
SV5           Partners Small Cap Value Fund (2/02; 8/01)                     (19.08)
IV5           S&P 500 Index Fund (2/02; 5/00)                                (26.70)
SC5           Small Cap Advantage Fund (2/02; 9/99)                          (21.59)
ST5           Stock Fund (2/02; 8/01)                                        (26.21)
SA5           Strategy Aggressive Fund (2/02; 1/92)                          (38.08)
            AIM V.I.
5AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (28.76)
5AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (25.92)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
5AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (25.34)
5AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                      (11.79)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI           VP International, Class II (2/02; 5/94)(5)                     (21.51)
5AV           VP Value, Class II (2/02; 5/96)(5)                             (18.11)
            CALVERT VARIABLE SERIES, INC.
5SR           Social Balanced Portfolio (2/02; 9/86)                         (18.72)
            EVERGREEN VA
5CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (25.26)
            FIDELITY(R) VIP
5FG           Growth & Income Portfolio Service Class 2
              (2/02; 12/96)(7)                                               (21.03)
5FM           Mid Cap Portfolio Service Class 2
              (2/02; 12/98)(7)                                               (17.08)
5FO           Overseas Portfolio Service Class 2
              (2/02; 1/87)(7)                                                (23.37)
            FTVIPT
5RE           Franklin Real Estate Fund - Class 2
              (2/02; 1/89)(8)                                                 (6.99)
5SI           Franklin Small Cap Value Securities Fund -
              Class 2 (2/02; 5/98)(8)                                        (15.58)
5MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (17.67)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC5           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (28.95%)           --%        --%      (12.98%)
BD5           Bond Fund (2/02; 10/81)                                         (3.20)          3.23       5.84         8.89
CR5           Capital Resource Fund (2/02; 10/81)                            (33.76)         (6.68)      1.88         8.60
CM5           Cash Management Fund (2/02; 10/81)                              (7.15)          3.01       3.17         5.03
DE5           Diversified Equity Income Fund (2/02; 9/99)                    (25.50)            --         --        (5.49)
EM5           Emerging Markets Fund (2/02; 5/00)                             (13.12)            --         --       (15.61)
ES5           Equity Select Fund (2/02; 5/01)                                (20.70)            --         --       (13.40)
EI5           Extra Income Fund (2/02; 5/96)                                 (14.45)         (3.12)        --         0.09
FI5           Federal Income Fund (2/02; 9/99)                                (2.93)            --         --         5.26
GB5           Global Bond Fund (2/02; 5/96)                                    5.65           3.32         --         3.98
GR5           Growth Fund (2/02; 9/99)                                       (31.94)            --         --       (20.06)
IE5           International Fund (2/02; 1/92)                                (24.78)         (6.88)      0.83         0.55
MF5           Managed Fund (2/02; 4/86)                                      (19.93)         (0.82)      5.42         7.52
ND5           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (28.11)         (0.96)        --         4.02
SV5           Partners Small Cap Value Fund (2/02; 8/01)                     (19.22)            --         --        (9.70)
IV5           S&P 500 Index Fund (2/02; 5/00)                                (28.58)            --         --       (19.33)
SC5           Small Cap Advantage Fund (2/02; 9/99)                          (23.70)            --         --        (3.68)
ST5           Stock Fund (2/02; 8/01)                                        (27.29)            --         --       (22.15)
SA5           Strategy Aggressive Fund (2/02; 1/92)                          (37.27)         (9.26)      0.65         1.31
            AIM V.I.
5AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (30.50)         (3.34)        --         6.16
5AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (27.85)            --         --        (2.36)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
5AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (28.45)          2.44       9.96         9.07
5AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                      (13.05)            --         --        (8.55)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI           VP International, Class II (2/02; 5/94)(5)                     (26.90)         (3.99)        --         1.15
5AV           VP Value, Class II (2/02; 5/96)(5)                             (19.84)          2.76         --         7.24
            CALVERT VARIABLE SERIES, INC.
5SR           Social Balanced Portfolio (2/02; 9/86)                         (19.28)         (0.40)      5.49         6.73
            EVERGREEN VA
5CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (28.77)            --         --        (2.82)
            FIDELITY(R) VIP
5FG           Growth & Income Portfolio Service Class 2
              (2/02; 12/96)(7)                                               (23.51)         (0.54)        --         3.83
5FM           Mid Cap Portfolio Service Class 2
              (2/02; 12/98)(7)                                               (17.30)            --         --        14.29
5FO           Overseas Portfolio Service Class 2
              (2/02; 1/87)(7)                                                (26.80)         (5.09)      3.53         3.10
            FTVIPT
5RE           Franklin Real Estate Fund - Class 2
              (2/02; 1/89)(8)                                                 (6.28)          1.37       8.89         8.47
5SI           Franklin Small Cap Value Securities Fund -
              Class 2 (2/02; 5/98)(8)                                        (16.61)            --         --        (0.64)
5MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (18.93)          2.88         --         5.30


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT IN TEXAS (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            GOLDMAN SACHS VIT
5UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (26.02%)
5MC           Mid Cap Value Fund (2/02; 5/98)                                (12.34)
            INVESCO VIF
5ID           Dynamics Fund (2/02; 8/97)                                     (34.51)
5FS           Financial Services Fund (2/02; 9/99)                           (20.57)
5TC           Technology Fund (2/02; 5/97)                                   (48.36)
5TL           Telecommunications Fund (2/02; 9/99)                           (43.97)
            JANUS ASPEN SERIES
5GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (41.26)
5IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (27.02)
            LAZARD RETIREMENT SERIES
5IP           International Equity Portfolio (2/02; 9/98)                    (14.95)
            MFS(R)
5MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (30.34)
5MD           New Discovery Series - Service Class
              (2/02; 5/98)(10)                                               (33.15)
5UT           Utilities Series - Service Class
              (2/02; 1/95)(10)                                               (20.96)
            PIONEER VCT
5PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (21.73)
5EU           Pioneer Europe VCT Portfolio - Class II Shares
              (2/02; 10/98)(12)                                              (21.30)
            PUTNAM VARIABLE TRUST
5HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (25.28)
5PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (20.34)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
5VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (32.74)
            STRONG FUNDS
5SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (30.98)
            WANGER
5IT           International Small Cap (2/02; 5/95)                           (18.90)
5SP           U.S. Smaller Companies (2/02; 5/95)                            (21.68)
            WELLS FARGO VT
5AA           Asset Allocation Fund (2/02; 4/94)(16)                         (18.53)
5WI           International Equity Fund (2/02; 7/00)                         (25.31)
5SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (38.50)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
5UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (28.11%)           --%        --%       (3.48%)
5MC           Mid Cap Value Fund (2/02; 5/98)                                (12.44)            --         --         2.84
            INVESCO VIF
5ID           Dynamics Fund (2/02; 8/97)                                     (37.22)         (4.44)        --        (3.62)
5FS           Financial Services Fund (2/02; 9/99)                           (21.48)            --         --         0.90
5TC           Technology Fund (2/02; 5/97)                                   (50.84)         (7.41)        --        (4.40)
5TL           Telecommunications Fund (2/02; 9/99)                           (54.45)            --         --       (33.29)
            JANUS ASPEN SERIES
5GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (45.45)            --         --       (39.63)
5IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (31.63)         (1.04)        --         7.06
            LAZARD RETIREMENT SERIES
5IP           International Equity Portfolio (2/02; 9/98)                    (17.92)            --         --        (5.06)
            MFS(R)
5MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (33.41)            --         --        (9.79)
5MD           New Discovery Series - Service Class
              (2/02; 5/98)(10)                                               (37.13)            --         --         1.40
5UT           Utilities Series - Service Class
              (2/02; 1/95)(10)                                               (29.02)         (1.75)        --         7.73
            PIONEER VCT
5PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (22.78)          0.84         --         8.89
5EU           Pioneer Europe VCT Portfolio - Class II Shares
              (2/02; 10/98)(12)                                              (25.53)            --         --        (9.65)
            PUTNAM VARIABLE TRUST
5HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (26.70)            --         --        (2.51)
5PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (24.26)          1.24         --         3.38
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
5VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (36.04)         (5.20)        --        (1.13)
            STRONG FUNDS
5SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (32.71)          1.43       9.25        10.10
            WANGER
5IT           International Small Cap (2/02; 5/95)                           (20.77)          4.12         --        10.04
5SP           U.S. Smaller Companies (2/02; 5/95)                            (23.48)          1.85         --        11.77
            WELLS FARGO VT
5AA           Asset Allocation Fund (2/02; 4/94)(16)                         (19.87)          1.26         --         6.97
5WI           International Equity Fund (2/02; 7/00)                         (29.04)            --         --       (22.20)
5SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (42.98)        (13.34)        --        (2.93)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT AND RAVA SELECT IN TEXAS (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            AXP(R) VARIABLE PORTFOLIO -
BC5           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (21.82%)
BD5           Bond Fund (2/02; 10/81)                                          3.89
CR5           Capital Resource Fund (2/02; 10/81)                            (26.32)
CM5           Cash Management Fund (2/02; 10/81)                              (0.00)
DE5           Diversified Equity Income Fund (2/02; 9/99)                    (17.47)
EM5           Emerging Markets Fund (2/02; 5/00)                             (10.69)
ES5           Equity Select Fund (2/02; 5/01)                                (12.95)
EI5           Extra Income Fund (2/02; 5/96)                                  (6.57)
FI5           Federal Income Fund (2/02; 9/99)                                 4.11
GB5           Global Bond Fund (2/02; 5/96)                                   14.47
GR5           Growth Fund (2/02; 9/99)                                       (24.30)
IE5           International Fund (2/02; 1/92)                                (15.16)
MF5           Managed Fund (2/02; 4/86)                                      (10.83)
ND5           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (20.91)
SV5           Partners Small Cap Value Fund (2/02; 8/01)                     (12.92)
IV5           S&P 500 Index Fund (2/02; 5/00)                                (21.20)
SC5           Small Cap Advantage Fund (2/02; 9/99)                          (15.64)
ST5           Stock Fund (2/02; 8/01)                                        (20.66)
SA5           Strategy Aggressive Fund (2/02; 1/92)                          (33.57)
            AIM V.I.
5AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (23.43)
5AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (20.35)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
5AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (19.72)
5AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                       (4.99)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI           VP International, Class II (2/02; 5/94)(5)                     (15.55)
5AV           VP Value, Class II (2/02; 5/96)(5)                             (11.85)
            CALVERT VARIABLE SERIES, INC.
5SR           Social Balanced Portfolio (2/02; 9/86)                         (12.52)
            EVERGREEN VA
5CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (19.63)
            FIDELITY(R) VIP
5FG           Growth & Income Portfolio Service Class 2
              (2/02; 12/96)(7)                                               (15.04)
5FM           Mid Cap Portfolio Service Class 2
              (2/02; 12/98)(7)                                               (10.74)
5FO           Overseas Portfolio Service Class 2
              (2/02; 1/87)(7)                                                (17.58)
            FTVIPT
5RE           Franklin Real Estate Fund - Class 2
              (2/02; 1/89)(8)                                                  0.23
5SI           Franklin Small Cap Value Securities Fund -
              Class 2 (2/02; 5/98)(8)                                         (9.11)
5MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (11.38)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC5           Blue Chip Advantage Fund (2/02; 9/99)(1)                       (23.64%)           --%        --%      (12.98%)
BD5           Bond Fund (2/02; 10/81)                                          4.35           3.23       5.84         8.89
CR5           Capital Resource Fund (2/02; 10/81)                            (28.87)         (6.68)      1.88         8.60
CM5           Cash Management Fund (2/02; 10/81)                               0.06           3.01       3.17         5.03
DE5           Diversified Equity Income Fund (2/02; 9/99)                    (19.89)            --         --        (5.49)
EM5           Emerging Markets Fund (2/02; 5/00)                              (6.43)            --         --       (13.87)
ES5           Equity Select Fund (2/02; 5/01)                                (14.67)            --         --       (10.02)
EI5           Extra Income Fund (2/02; 5/96)                                  (7.88)         (3.12)     --            0.09
FI5           Federal Income Fund (2/02; 9/99)                                 4.65             --         --         5.26
GB5           Global Bond Fund (2/02; 5/96)                                   13.65           3.32      --            3.98
GR5           Growth Fund (2/02; 9/99)                                       (26.89)            --         --       (20.06)
IE5           International Fund (2/02; 1/92)                                (19.11)         (6.88)      0.83         0.55
MF5           Managed Fund (2/02; 4/86)                                      (13.84)         (0.82)      5.42         7.52
ND5           NEW DIMENSIONS FUND(R) (2/02; 5/96)                            (22.73)         (0.96)        --         4.02
SV5           Partners Small Cap Value Fund (2/02; 8/01)                     (13.06)            --         --        (5.35)
IV5           S&P 500 Index Fund (2/02; 5/00)                                (23.24)            --         --       (17.67)
SC5           Small Cap Advantage Fund (2/02; 9/99)                          (17.94)            --         --        (3.68)
ST5           Stock Fund (2/02; 8/01)                                        (21.83)            --         --       (18.43)
SA5           Strategy Aggressive Fund (2/02; 1/92)                          (32.69)         (9.26)      0.65         1.31
            AIM V.I.
5AC           Capital Appreciation Fund, Series II Shares
              (2/02; 5/93)(2)                                                (25.32)         (3.34)        --         6.16
5AD           Capital Development Fund, Series II Shares
              (2/02; 5/98)(2)                                                (22.45)            --         --        (2.36)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
5AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (2/02; 1/91)(3)                                      (23.10)          2.44       9.96         9.07
5AB           AllianceBernstein International Value Portfolio
              (Class B) (2/02; 5/01)(4)                                       (6.36)            --         --        (5.00)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
5AI           VP International, Class II (2/02; 5/94)(5)                     (21.42)         (3.99)        --         1.15
5AV           VP Value, Class II (2/02; 5/96)(5)                             (13.74)          2.76         --         7.24
            CALVERT VARIABLE SERIES, INC.
5SR           Social Balanced Portfolio (2/02; 9/86)                         (13.13)         (0.40)      5.49         6.73
            EVERGREEN VA
5CG           Capital Growth Fund - Class 2 (2/02; 3/98)(6)                  (23.45)            --         --        (2.82)
            FIDELITY(R) VIP
5FG           Growth & Income Portfolio Service Class 2
              (2/02; 12/96)(7)                                               (17.73)         (0.54)        --         3.83
5FM           Mid Cap Portfolio Service Class 2
              (2/02; 12/98)(7)                                               (10.98)            --         --        14.29
5FO           Overseas Portfolio Service Class 2
              (2/02; 1/87)(7)                                                (21.30)         (5.09)      3.53        3.10
            FTVIPT
5RE           Franklin Real Estate Fund - Class 2
              (2/02; 1/89)(8)                                                  1.00           1.37       8.89         8.47
5SI           Franklin Small Cap Value Securities Fund -
              Class 2 (2/02; 5/98)(8)                                        (10.22)            --         --        (0.64)
5MS           Mutual Shares Securities Fund - Class 2
              (2/02; 11/96)(8)                                               (12.75)          2.88         --         5.30


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES UNDER RAVA SELECT AND RAVA SELECT IN TEXAS (WITHOUT PURCHASE PAYMENT CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                             SINCE
SUBACCOUNT  INVESTING IN:                                                COMMENCEMENT(b)
            GOLDMAN SACHS VIT
5UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (20.45%)
5MC           Mid Cap Value Fund (2/02; 5/98)                                 (5.58)
            INVESCO VIF
5ID           Dynamics Fund (2/02; 8/97)                                     (29.69)
5FS           Financial Services Fund (2/02; 9/99)                           (14.53)
5TC           Technology Fund (2/02; 5/97)                                   (44.74)
5TL           Telecommunications Fund (2/02; 9/99)                           (39.97)
            JANUS ASPEN SERIES
5GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (37.03)
5IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (21.55)
            LAZARD RETIREMENT SERIES
5IP           International Equity Portfolio (2/02; 9/98)                     (8.42)
            MFS(R)
5MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (25.15)
5MD           New Discovery Series - Service Class
              (2/02; 5/98)(10)                                               (28.21)
5UT           Utilities Series - Service Class
              (2/02; 1/95)(10)                                               (14.96)
            PIONEER VCT
5PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (15.79)
5EU           Pioneer Europe VCT Portfolio - Class II Shares
              (2/02; 10/98)(12)                                              (15.33)
            PUTNAM VARIABLE TRUST
5HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (19.65)
5PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (14.28)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
5VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (27.76)
            STRONG FUNDS
5SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (25.85)
            WANGER
5IT           International Small Cap (2/02; 5/95)                           (12.71)
5SP           U.S. Smaller Companies (2/02; 5/95)                            (15.74)
            WELLS FARGO VT
5AA           Asset Allocation Fund (2/02; 4/94)(16)                         (12.32)
5WI           International Equity Fund (2/02; 7/00)                         (19.68)
5SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (34.02)

                                                                                         PERFORMANCE OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR        5 YEARS    10 YEARS   COMMENCEMENT
            GOLDMAN SACHS VIT
5UE           CORE(SM) U.S. Equity Fund (2/02; 2/98)                         (22.73%)           --%        --%       (3.48%)
5MC           Mid Cap Value Fund (2/02; 5/98)                                 (5.70)            --         --         2.84
            INVESCO VIF
5ID           Dynamics Fund (2/02; 8/97)                                     (32.63)         (4.44)        --        (3.62)
5FS           Financial Services Fund (2/02; 9/99)                           (15.53)            --         --         0.90
5TC           Technology Fund (2/02; 5/97)                                   (47.43)         (7.41)        --        (4.40)
5TL           Telecommunications Fund (2/02; 9/99)                           (51.35)            --         --       (33.29)
            JANUS ASPEN SERIES
5GT           Global Technology Portfolio: Service Shares
              (2/02; 1/00)(9)                                                (41.58)            --         --       (38.57)
5IG           International Growth Portfolio: Service Shares
              (2/02; 5/94)(9)                                                (26.55)         (1.04)        --         7.06
            LAZARD RETIREMENT SERIES
5IP           International Equity Portfolio (2/02; 9/98)                    (11.65)            --         --        (5.06)
            MFS(R)
5MG           Investors Growth Stock Series - Service Class
              (2/02; 5/99)(10)                                               (28.49)            --         --        (9.79)
5MD           New Discovery Series - Service Class
              (2/02; 5/98)(10)                                               (32.54)            --         --         1.40
5UT           Utilities Series - Service Class
              (2/02; 1/95)(10)                                               (23.72)         (1.75)        --         7.73
            PIONEER VCT
5PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (2/02; 3/95)(11)                               (16.94)          0.84         --         8.89
5EU           Pioneer Europe VCT Portfolio - Class II Shares
              (2/02; 10/98)(12)                                              (19.92)            --         --        (9.65)
            PUTNAM VARIABLE TRUST
5HS           Putnam VT Health Sciences Fund - Class IB Shares
              (2/02; 4/98)(13)                                               (21.19)            --         --        (2.51)
5PI           Putnam VT International Equity Fund -
              Class IB Shares (2/02; 1/97)(14)                               (18.54)          1.24         --         3.38
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
5VS           Putnam VT Vista Fund - Class IB Shares
              (2/02; 1/97)(14)                                               (31.35)         (5.20)        --        (1.13)
            STRONG FUNDS
5SO           Strong Opportunity Fund II - Advisor Class
              (2/02; 5/92)(15)                                               (27.73)          1.43       9.25        10.10
            WANGER
5IT           International Small Cap (2/02; 5/95)                           (14.75)          4.12         --        10.04
5SP           U.S. Smaller Companies (2/02; 5/95)                            (17.69)          1.85         --        11.77
            WELLS FARGO VT
5AA           Asset Allocation Fund (2/02; 4/94)(16)                         (13.77)          1.26         --         6.97
5WI           International Equity Fund (2/02; 7/00)                         (23.74)            --         --       (20.47)
5SG           Small Cap Growth Fund (2/02; 5/95)(17)                         (38.89)        (13.34)        --        (2.93)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.00% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

NOTES TO PERFORMANCE INFORMATION

(1)  Commencement date of the subaccount; Commencement date of the fund.

(2) Performance shown for periods prior to the inception date of the Series II class of shares reflect the historical results of the Series I class, adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(3) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Because Class B shares were not offered until Aug. 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Aug. 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(6) Historical performance shown for Class 2 prior to its inception is based on the performance of Class I, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(7) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 (Jan. 12, 2000 through Dec. 28, 1998 for VIP Mid Cap) are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(8) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(9) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(10) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(11) Performance of the portfolio's Class I shares are from inception date of March 1, 1995. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(12) Performance of the portfolio's Class I shares are from inception date of Oct. 30, 1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(13) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(14) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(15) Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. The performance of the Advisor Class shares prior to 7/12/01 is based on the Fund's Investor Class shares' performance, restated for the higher expense ratio of the Advisor Class shares.

(16) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(17) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:              P = a hypothetical initial payment of $1,000
                  ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of the following charges: the contract administrative charge, the Maximum Anniversary Value Death Benefit Rider fee, the Enhanced Earnings Death Benefit Rider fee, the Enhanced Earnings Plus Death Benefit Rider fee and mortality and expense risk fee. We also show return figures without deduction of the Maximum Anniversary Value Death Benefit Rider fee, the Enhanced Earnings Death Benefit Value Rider fee and the Enhanced Earnings Plus Death Benefit Rider fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The subaccount's value includes:

-  any declared dividends,

-  the value of any shares purchased with dividends paid during the period, and

-  any dividends declared for such shares.

It does not include:

-  the effect of any applicable surrender charge, or

-  any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT      INVESTING IN:                                         SIMPLE YIELD       COMPOUND YIELD
CM1             AXP(R) Variable Portfolio - Cash Management Fund         (0.15%)             (0.15%)
CM2             AXP(R) Variable Portfolio - Cash Management Fund          0.03                0.03
CM4             AXP(R) Variable Portfolio - Cash Management Fund         (0.42)              (0.42)
CM5             AXP(R) Variable Portfolio - Cash Management Fund         (0.24)              (0.24)


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                              -----
                                cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period  that were entitled to receive dividends
            d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT      INVESTING IN:                                        YIELD
BD1             AXP(R) Variable Portfolio - Bond Fund                5.19%
BD2             AXP(R) Variable Portfolio - Bond Fund                5.19
BD4             AXP(R) Variable Portfolio - Bond Fund                5.15
BD5             AXP(R) Variable Portfolio - Bond Fund                5.15
EI1             AXP(R) Variable Portfolio - Extra Income Fund        5.07
EI2             AXP(R) Variable Portfolio - Extra Income Fund        5.08
EI4             AXP(R) Variable Portfolio - Extra Income Fund        5.12
EI5             AXP(R) Variable Portfolio - Extra Income Fund        5.19
FI1             AXP(R) Variable Portfolio - Federal Income Fund      2.96
FI2             AXP(R) Variable Portfolio - Federal Income Fund      2.97
F14             AXP(R) Variable Portfolio - Federal Income Fund      2.96
F15             AXP(R) Variable Portfolio - Federal Income Fund      2.90
GB1             AXP(R) Variable Portfolio - Global Bond Fund         2.48
GB2             AXP(R) Variable Portfolio - Global Bond Fund         2.48
GB4             AXP(R) Variable Portfolio - Global Bond Fund         2.46
GB5             AXP(R) Variable Portfolio - Global Bond Fund         2.45


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:


- take the value of your fixed account at the settlement date or the date you selected to begin receiving your annuity payouts; then


- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at americanexpress.com/advisors or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                                         www.ambest.com
Fitch (formerly Duff and Phelps)                  www.fitchratings.com
Moody's                                           www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been: 2002: $37,418,102; 2001: $41,792,624; and 2000:
$56,851,815. IDS Life retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst &Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.





          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY


We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Advantage(R) Variable Annuity/American Express Retirement Advisor Select(SM) Variable Annuity (comprised of subaccounts BC1, BC2, BD1, BD2, CR1, CR2, CM1, CM2, DE1, DE2, EM1, EM2, ES1, ES2, EI1, EI2, FI1, FI2, GB1, GB2, GR1, GR2, IE1, IE2, MF1, MF2, ND1, ND2, SV1, SV2, IV1, IV2, SC1, SC2, ST1, ST2, SA1, SA2, 1AC, 2AC, 1AD, 2AD, 1AB, 2AB, 1AL, 2AL, 1AI, 2AI, 1AV, 2AV, 1SR, 2SR, 1CG, 2CG, 1FG, 2FG, 1FM, 2FM, 1FO, 2FO, 1RE, 2RE, 1SI, 2SI, 1MS, 2MS, 1UE, 2UE, 1MC, 2MC, 1ID, 2ID, 1FS, 2FS, 1TC, 2TC, 1TL, 2TL, 1GT, 2GT, 1IG, 2IG, 1IP, 2IP, 1MG, 2MG, 1MD, 2MD, 1UT, 2UT, 1PE, 2PE, 1EU, 2EU, 1HS, 2HS, 1PI, 2PI, 1VS, 2VS, 1SO, 2SO, 1IT, 2IT, 1SP, 2SP, 1AA, 2AA, 1WI, 2WI, 1SG, 2SG, BC4, BC5, BD4, BD5, CR4, CR5, CM4, CM5, DE4, DE5, EM4, EM5, ES4, ES5, EI4, EI5, FI4, FI5, GB4, GB5, GR4, GR5, IE4, IE5, MF4, MF5, ND4, ND5, SV4, SV5, IV4, IV5, SC4, SC5, ST4, ST5, SA4, SA5, 4AC, 5AC, 4AD, 5AD, 4AB, 5AB, 4AL, 5AL, 4AI, 5AI, 4AV, 5AV, 4SR, 5SR, 4CG, 5CG, 4FG, 5FG, 4FM, 5FM, 4FO, 5FO, 4RE, 5RE, 4SI, 5SI, 4MS, 5MS, 4UE, 5UE, 4MC, 5MC, 4ID, 5ID, 4FS, 5FS, 4TC, 5TC, 4TL, 5TL, 4GT, 5GT, 4IG, 5IG, 4IP, 5IP, 4MG, 5MG, 4MD, 5MD, 4UT, 5UT, 4PE, 5PE, 4EU, 5EU, 4HS, 5HS, 4PI, 5PI, 4VS, 5VS, 4SO, 5SO, 4IT, 5IT, 4SP, 5SP, 4AA, 5AA, 4WI, 5WI, 4SG and 5SG) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Advantage(R) Variable Annuity/American Express Retirement Advisor Select(SM) Variable Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                     /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 21, 2003

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002                                  BC1             BC2             BD1             BD2             CR1
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $  44,894,181   $  38,974,238   $ 186,809,428   $ 182,366,315   $  33,199,904
                                              -----------------------------------------------------------------------------
    at market value                           $  27,624,292   $  24,643,541   $ 188,204,547   $ 183,885,714   $  20,453,731
Dividends receivable                                     --              --         797,556         778,597              --
Accounts receivable from IDS Life
  for contract purchase payments                         --              --         106,913          43,156          74,513
Receivable from mutual funds and portfolios
  for share redemptions                                  --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     27,624,292      24,643,541     189,109,016     184,707,467      20,528,244
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                   23,088          16,222         155,699         119,989          16,666
    Contract terminations                               481          17,153              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    23,569          33,375         155,699         119,989          16,666
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            27,517,040      24,503,425     188,198,925     183,649,627      20,417,812
Net assets applicable to contracts in
  payment period                                     83,683         106,741         754,392         937,851          93,766
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $  27,600,723   $  24,610,166   $ 188,953,317   $ 184,587,478   $  20,511,578
===========================================================================================================================
Accumulation units outstanding                   44,110,404      39,018,752     159,405,103     154,529,994      34,956,260
===========================================================================================================================
Net asset value per accumulation unit         $        0.62   $        0.63   $        1.18   $        1.19   $        0.58
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      CR2             CM1             CM2             DE1             DE2
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $  46,348,886   $ 250,201,802   $ 280,636,092   $  67,334,003   $  85,854,933
                                              -----------------------------------------------------------------------------
    at market value                           $  30,864,931   $ 250,182,254   $ 280,620,683   $  55,770,767   $  71,669,272
Dividends receivable                                     --         190,655         213,338              --              --
Accounts receivable from IDS Life
  for contract purchase payments                         --              --              --             728              --
Receivable from mutual funds and portfolios
  for share redemptions                                  --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     30,864,931     250,372,909     280,834,021      55,771,495      71,669,272
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                   20,126         208,470         184,194          45,978          46,701
    Contract terminations                            11,464         884,039          30,430              --          13,682
Payable to mutual funds and portfolios
  for investments purchased                              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    31,590       1,092,509         214,624          45,978          60,383
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            30,647,685     249,079,091     280,380,189      55,594,588      71,185,748
Net assets applicable to contracts in
  payment period                                    185,656         201,309         239,208         130,929         423,141
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $  30,833,341   $ 249,280,400   $ 280,619,397   $  55,725,517   $  71,608,889
===========================================================================================================================
Accumulation units outstanding                   52,123,863     228,237,367     255,250,520      67,958,228      86,442,399
===========================================================================================================================
Net asset value per accumulation unit         $        0.59   $        1.09   $        1.10   $        0.82   $        0.82
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      EM1             EM2             ES1             ES2             EI1
Assets
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $   2,838,241   $   3,582,157   $  10,718,199   $  14,666,217   $ 131,224,012
                                              -----------------------------------------------------------------------------
    at market value                           $   2,621,605   $   3,223,477   $  10,277,832   $  13,907,541   $ 107,358,600
Dividends receivable                                     --              --             --               --         443,446
Accounts receivable from IDS Life
  for contract purchase payments                         --              --          39,885          59,720          35,828
Receivable from mutual funds and portfolios
  for share redemptions                                  --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      2,621,605       3,223,477      10,317,717      13,967,261     107,837,874
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                    2,123           2,086          8,097            8,750          88,463
    Contract terminations                             1,001           5,183             --               --              --
Payable to mutual funds and portfolios
  for investments purchased                              --              --             --               --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     3,124           7,269           8,097           8,750          88,463
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             2,618,481       3,216,208     10,309,620       13,958,511     107,380,080
Net assets applicable to contracts in
  payment period                                         --              --             --               --         369,331
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $   2,618,481   $   3,216,208   $  10,309,620   $  13,958,511   $ 107,749,411
===========================================================================================================================
Accumulation units outstanding                    3,887,863       4,749,583      12,144,553      16,387,615     122,784,360
===========================================================================================================================
Net asset value per accumulation unit         $        0.67   $        0.68   $        0.85   $        0.85   $        0.87
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      EI2             FI1             FI2             GB1             GB2
Assets
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $  98,840,641   $ 135,569,400   $ 146,954,000   $  39,515,405   $  33,918,086
                                              -----------------------------------------------------------------------------
    at market value                           $  82,528,540   $ 138,227,005   $ 149,454,247   $  42,701,353   $  36,564,985
Dividends receivable                                341,423         334,153         361,715          86,903          74,343
Accounts receivable from IDS Life
  for contract purchase payments                    123,401              --         252,746          99,287          52,190
Receivable from mutual funds and portfolios
  for share redemptions                                  --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     82,993,364     138,561,158     150,068,708      42,887,543      36,691,518
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                   53,698         113,336          96,886          35,052          23,670
    Contract terminations                                --          42,094              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    53,698         155,430          96,886          35,052          23,670
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            82,634,498     138,165,634     149,519,781      42,843,722      36,659,285
Net assets applicable to contracts in
  payment period                                    305,168         240,094         452,041           8,769           8,563
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $  82,939,666   $ 138,405,728   $ 149,971,822   $  42,852,491   $  36,667,848
===========================================================================================================================
Accumulation units outstanding                   93,845,145     116,147,349     124,866,303      36,626,392      31,132,807
===========================================================================================================================
Net asset value per accumulation unit         $        0.88   $        1.19   $        1.20   $        1.17   $        1.18
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      GR1             GR2             IE1             IE2             MF1
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $ 125,562,710   $ 136,449,771   $  15,523,451   $  17,063,636   $  72,011,061
                                              -----------------------------------------------------------------------------
    at market value                           $  56,288,025   $  64,684,853   $  10,469,583   $  10,981,701   $  52,147,436
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                     26,509              --           7,658              --         141,004
Receivable from mutual funds and portfolios
  for share redemptions                                  --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     56,314,534      64,684,853      10,477,241      10,981,701      52,288,440
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                   46,792          42,357           8,637           7,150          42,682
    Contract terminations                                --           9,436              --          12,608              --
Payable to mutual funds and portfolios
  for investments purchased                              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    46,792          51,793           8,637          19,758          42,682
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            56,168,373      64,478,819      10,389,582      10,906,875      51,923,400
Net assets applicable to contracts in
  payment period                                     99,369         154,241          79,022          55,068         322,358
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $  56,267,742   $  64,633,060   $  10,468,604   $  10,961,943   $  52,245,758
===========================================================================================================================
Accumulation units outstanding                  118,986,168     135,693,177      19,189,221      20,011,954      64,613,329
===========================================================================================================================
Net asset value per accumulation unit         $        0.47   $        0.48   $        0.54   $        0.55   $        0.80
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      MF2             ND1             ND2             SV1             SV2
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $  68,814,828   $ 380,077,682   $ 387,500,123   $  28,514,825   $  44,594,930
                                              -----------------------------------------------------------------------------
    at market value                           $  52,522,647   $ 239,183,418   $ 258,058,792   $  26,256,785   $  40,431,530
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                         --          82,925         253,743          56,820          59,485
Receivable from mutual funds and portfolios
  for share redemptions                                  --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     52,522,647     239,266,343     258,312,535      26,313,605      40,491,015
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                   34,259         197,907         168,239          21,113          26,066
    Contract terminations                            35,532              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    69,791         197,907         168,239          21,113          26,066
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            51,990,992     237,850,481     257,246,909      26,194,197      40,381,930
Net assets applicable to contracts in
  payment period                                    461,864       1,217,955         897,387          98,295          83,019
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $  52,452,856   $ 239,068,436   $ 258,144,296   $  26,292,492   $  40,464,949
===========================================================================================================================
Accumulation units outstanding                   64,272,980     347,841,415     373,715,274      28,099,482      43,198,794
===========================================================================================================================
Net asset value per accumulation unit         $        0.81   $        0.68   $        0.69   $        0.93   $        0.93
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      IV1             IV2             SC1             SC2             ST1
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $  51,813,253   $  50,181,514   $  31,848,399   $  31,721,698   $   2,492,466
                                              -----------------------------------------------------------------------------
    at market value                           $  39,375,603   $  39,381,275   $  25,876,974   $  25,963,763   $   2,212,313
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                     61,413          53,940          42,002           5,863             183
Receivable from mutual funds and portfolios
  for share redemptions                                  --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     39,437,016      39,435,215      25,918,976      25,969,626       2,212,496
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                   32,386          25,460          21,448          16,933           1,767
    Contract terminations                                --              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    32,386          25,460          21,448          16,933           1,767
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            39,239,097      39,304,239      25,886,139      25,935,159       2,207,120
Net assets applicable to contracts in
  payment period                                    165,533         105,516          11,389          17,534           3,609
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $  39,404,630   $  39,409,755   $  25,897,528   $  25,952,693   $   2,210,729
===========================================================================================================================
Accumulation units outstanding                   65,010,707      64,770,944      29,341,081      29,202,084       2,921,226
===========================================================================================================================
Net asset value per accumulation unit         $        0.60   $        0.61   $        0.88   $        0.89   $        0.76
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      ST2             SA1             SA2             1AC             2AC
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $   2,810,174   $  92,571,548   $  92,185,325   $   6,653,399   $   9,695,267
                                              -----------------------------------------------------------------------------
    at market value                           $   2,493,076   $  30,137,616   $  32,394,046   $   5,561,808   $   8,275,892
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                         --           2,054              --          17,678          23,756
Receivable from mutual funds and portfolios
  for share redemptions                                  --              --              --           4,428           5,251
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      2,493,076      30,139,670      32,394,046       5,583,914       8,304,899
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                    1,572          25,175          21,322           4,428           5,251
    Contract terminations                               639              --           3,615              --              --
Payable to mutual funds and portfolios
  for investments purchased                              --              --              --          17,678          23,756
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     2,211          25,175          24,937          22,106          29,007
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             2,490,865      30,013,975      32,280,715       5,561,808       8,275,892
Net assets applicable to contracts in
  payment period                                         --         100,520          88,394              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $   2,490,865   $  30,114,495   $  32,369,109   $   5,561,808   $   8,275,892
===========================================================================================================================
Accumulation units outstanding                    3,287,672      55,182,791      58,958,487       7,624,114      11,313,117
===========================================================================================================================
Net asset value per accumulation unit         $        0.76   $        0.54   $        0.55   $        0.73   $        0.73
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      1AD             2AD             1AB             2AB             1AL
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $   4,247,387   $   6,231,600   $   8,698,310   $  11,916,496   $  25,779,034
                                              -----------------------------------------------------------------------------
    at market value                           $   3,686,899   $   5,335,521   $   8,490,407   $  11,302,907   $  22,175,676
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                      1,064           2,157          35,556          13,736          33,576
Receivable from mutual funds and portfolios
  for share redemptions                               2,973           3,450           6,787           7,110          17,813
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      3,690,936       5,341,128       8,532,750      11,323,753      22,227,065
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                    2,973           3,450           6,787           7,110          17,813
    Contract terminations                                --              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                           1,064           2,157          35,556          13,736          33,576
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     4,037           5,607          42,343          20,846          51,389
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             3,664,297       5,335,521       8,485,789      11,302,907      22,106,301
Net assets applicable to contracts in
  payment period                                     22,602              --           4,618              --          69,375
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $   3,686,899   $   5,335,521   $   8,490,407   $  11,302,907   $  22,175,676
===========================================================================================================================
Accumulation units outstanding                    4,808,019       6,981,444       9,269,912      12,313,462      29,770,134
===========================================================================================================================
Net asset value per accumulation unit         $        0.76   $        0.76   $        0.92   $        0.92   $        0.74
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      2AL             1AI             2AI             1AV             2AV
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $  37,415,566   $   6,903,901   $   9,616,957   $  30,149,995   $  41,713,776
                                              -----------------------------------------------------------------------------
    at market value                           $  32,201,389   $   6,016,733   $   8,359,833   $  27,549,269   $  38,114,493
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                     93,926          40,005           6,357          64,213          54,282
Receivable from mutual funds and portfolios
  for share redemptions                              20,578           4,769           5,356          22,244          24,470
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     32,315,893       6,061,507       8,371,546      27,635,726      38,193,245
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                   20,578           4,769          5,356           22,244          24,470
    Contract terminations                                --              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                          93,926          40,005           6,357          64,213          54,282
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   114,504          44,774          11,713          86,457          78,752
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            32,144,038       6,008,102       8,359,833      27,289,194      38,100,718
Net assets applicable to contracts in
  payment period                                     57,351           8,631             --          260,075          13,775
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $  32,201,389   $   6,016,733   $   8,359,833   $  27,549,269   $  38,114,493
===========================================================================================================================
Accumulation units outstanding                   43,189,143       8,200,172      11,378,093      30,522,982      42,497,368
===========================================================================================================================
Net asset value per accumulation unit         $        0.74   $        0.73   $        0.73   $        0.89   $        0.90
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      1SR             2SR             1CG             2CG             1FG
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $   9,163,350   $   8,750,071   $   3,764,970   $   5,450,692   $  33,079,310
                                              -----------------------------------------------------------------------------
    at market value                           $   7,586,830   $   7,427,146   $   3,277,595   $   4,743,213   $  30,006,142
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                        996           5,032              17          37,045          86,017
Receivable from mutual funds and portfolios
  for share redemptions                               6,263           4,765           2,686           3,030          24,145
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      7,594,089       7,436,943       3,280,298       4,783,288      30,116,304
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                    6,263           4,765           2,686           3,030          24,145
    Contract terminations                                --              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                             996           5,032              17          37,045          86,017
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     7,259           9,797           2,703          40,075         110,162
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             7,586,830       7,385,249       3,233,983       4,743,213      29,850,379
Net assets applicable to contracts in
  payment period                                         --          41,897          43,612              --         155,763
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $   7,586,830   $   7,427,146   $   3,277,595   $   4,743,213   $  30,006,142
===========================================================================================================================
Accumulation units outstanding                    9,832,066       9,519,993       4,440,345       6,494,446      36,319,587
===========================================================================================================================
Net asset value per accumulation unit         $        0.77   $        0.78   $        0.73   $        0.73   $        0.82
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      2FG             1FM             2FM             1FO             2FO
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $  43,532,647   $  34,833,838   $  49,869,334   $   8,851,728   $  11,356,972
                                              -----------------------------------------------------------------------------
    at market value                           $  40,221,927   $  32,954,935   $  46,915,811   $   7,632,288   $   9,829,072
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                     60,825          94,541         128,841          28,992           3,852
Receivable from mutual funds and portfolios
  for share redemptions                              25,548          26,383          29,816           6,127           6,345
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     40,308,300      33,075,859      47,074,468       7,667,407       9,839,269
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                   25,548          26,383          29,816           6,127           6,345
    Contract terminations                                --              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                          60,825          94,541         128,841          28,992           3,852
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    86,373         120,924         158,657          35,119          10,197
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            40,125,330      32,908,339      46,850,864       7,531,856       9,816,231
Net assets applicable to contracts in
  payment period                                     96,597          46,596          64,947         100,432          12,841
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $  40,221,927   $  32,954,935   $  46,915,811   $   7,632,288   $   9,829,072
===========================================================================================================================
Accumulation units outstanding                   48,686,158      35,541,388      50,457,516      10,123,150      13,156,775
===========================================================================================================================
Net asset value per accumulation unit         $        0.82   $        0.93   $        0.93   $        0.74   $        0.75
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      1RE             2RE             1SI             2SI             1MS
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $  59,985,284   $  80,892,935   $  30,161,937   $  39,056,521   $   8,268,164
                                              -----------------------------------------------------------------------------
    at market value                           $  60,236,914   $  80,774,443   $  28,428,787   $  36,181,649   $   7,710,925
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                    105,798          90,108          47,536          55,021          31,468
Receivable from mutual funds and portfolios
  for share redemptions                              49,648          52,521          23,311          23,460           6,124
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     60,392,360      80,917,072      28,499,634      36,260,130       7,748,517
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                   49,648          52,521          23,311          23,460           6,124
    Contract terminations                                --              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                         105,798          90,108          47,536          55,021          31,468
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   155,446         142,629          70,847          78,481          37,592
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            60,153,053      80,550,785      28,417,857      36,124,390       7,710,925
Net assets applicable to contracts in
  payment period                                     83,861         223,658          10,930          57,259              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $  60,236,914   $  80,774,443   $  28,428,787   $  36,181,649   $   7,710,925
===========================================================================================================================
Accumulation units outstanding                   44,591,201      59,317,320      23,552,851      29,742,583       9,150,582
===========================================================================================================================
Net asset value per accumulation unit         $        1.35   $        1.36   $        1.21   $        1.21   $        0.84
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      2MS             1UE             2UE             1MC             2MC
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $   9,937,516   $  75,101,887   $  69,913,880   $  62,803,045   $  75,794,397
                                              -----------------------------------------------------------------------------
    at market value                           $   9,246,262   $  50,351,755   $  48,248,557   $  61,488,264   $  72,845,282
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                     13,074              --              --          75,990         104,297
Receivable from mutual funds and portfolios
  for share redemptions                               5,832          81,323          88,473          50,314          47,194
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      9,265,168      50,433,078      48,337,030      61,614,568      72,996,773
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                    5,832          41,956          31,546          50,314          47,194
    Contract terminations                                --          39,367          56,927              --              --
Payable to mutual funds and portfolios
  for investments purchased                          13,074              --              --          75,990         104,297
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    18,906          81,323          88,473         126,304         151,491
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             9,246,262      50,201,518      48,078,069      61,311,816      72,805,558
Net assets applicable to contracts in
  payment period                                         --         150,237         170,488         176,448          39,724
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $   9,246,262   $  50,351,755   $  48,248,557   $  61,488,264   $  72,845,282
===========================================================================================================================
Accumulation units outstanding                   10,942,213      75,488,735      71,819,842      47,538,674      56,079,335
===========================================================================================================================
Net asset value per accumulation unit         $        0.85   $        0.67   $        0.67   $        1.29   $        1.30
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      1ID             2ID             1FS             2FS             1TC
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $   3,886,350   $   5,593,896   $   3,397,616   $   5,120,695   $   2,031,919
                                              -----------------------------------------------------------------------------
    at market value                           $   3,135,201   $   4,478,964   $   3,026,234   $   4,558,713   $   1,360,238
Dividends receivable                                     --              --          19,900          29,918              --
Accounts receivable from IDS Life
  for contract purchase payments                      3,438           2,115              --           5,188             198
Receivable from mutual funds and portfolios
  for share redemptions                               2,573           2,901           4,444           2,934           1,113
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      3,141,212       4,483,980       3,050,578       4,596,753       1,361,549
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                    2,573           2,901           2,433           2,934           1,113
    Contract terminations                                --              --           2,011              --              --
Payable to mutual funds and portfolios
  for investments purchased                           3,438           2,115          19,900          35,106             198
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     6,011           5,016          24,344          38,040           1,311
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             3,135,201       4,469,914       3,026,234       4,558,713       1,360,238
Net assets applicable to contracts in
  payment period                                         --           9,050              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $   3,135,201   $   4,478,964   $   3,026,234   $   4,558,713   $   1,360,238
===========================================================================================================================
Accumulation units outstanding                    4,844,768       6,886,517       3,709,075       5,571,814       2,844,559
===========================================================================================================================
Net asset value per accumulation unit         $        0.65   $        0.65   $        0.82   $        0.82   $        0.48
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      2TC             1TL             2TL             1GT             2GT
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $   2,496,585   $     979,229   $   1,049,299   $  23,373,212   $  25,833,754
                                              -----------------------------------------------------------------------------
    at market value                           $   1,807,238   $     657,275   $     796,289   $   7,821,904   $   9,277,408
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                      2,683             932              --          31,946              --
Receivable from mutual funds and portfolios
  for share redemptions                               1,175             517             829           6,557           8,394
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      1,811,096         658,724         797,118       7,860,407       9,285,802
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                    1,175             517             509           6,557           6,131
    Contract terminations                                --              --             320              --           2,263
Payable to mutual funds and portfolios
  for investments purchased                           2,683             932              --          31,946              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     3,858           1,449             829          38,503           8,394
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             1,807,238         657,275         796,289       7,775,490       9,275,069
Net assets applicable to contracts in
  payment period                                         --              --              --          46,414           2,339
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $   1,807,238   $     657,275   $     796,289   $   7,821,904   $   9,277,408
===========================================================================================================================
Accumulation units outstanding                    3,768,877       1,604,429       1,938,204      31,353,669      37,199,522
===========================================================================================================================
Net asset value per accumulation unit         $        0.48   $        0.41   $        0.41   $        0.25   $        0.25
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      1IG             2IG             1IP             2IP             1MG
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $  55,313,155   $  57,962,212   $  23,886,769   $  23,721,864   $  48,664,041
                                              -----------------------------------------------------------------------------
    at market value                           $  33,095,580   $  36,450,370   $  18,542,571   $  19,063,340   $  30,233,795
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                      2,711          10,249          55,147          60,937          33,097
Receivable from mutual funds and portfolios
  for share redemptions                              27,525          23,872          15,054          12,262          25,068
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     33,125,816      36,484,491      18,612,772      19,136,539      30,291,960
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                   27,525          23,872          15,054          12,262          25,068
    Contract terminations                                --              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                           2,711          10,249          55,147          60,937          33,097
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    30,236          34,121          70,201          73,199          58,165
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            33,019,050      36,368,040      18,404,290      18,961,181      30,192,889
Net assets applicable to contracts in
  payment period                                     76,530          82,330         138,281         102,159          40,906
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $  33,095,580   $  36,450,370   $  18,542,571   $  19,063,340   $  30,233,795
===========================================================================================================================
Accumulation units outstanding                   74,111,345      81,189,171      28,853,362      29,531,927      62,662,560
===========================================================================================================================
Net asset value per accumulation unit         $        0.45   $        0.45   $        0.64   $        0.64   $        0.48
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      2MG             1MD             2MD             1UT             2UT
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $  52,628,771   $  46,522,104   $  50,668,754   $   5,700,977   $   8,287,983
                                              -----------------------------------------------------------------------------
    at market value                           $  33,834,025   $  32,375,226   $  36,167,112   $   4,853,128   $   7,194,077
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                         --          54,940          44,170              --           6,916
Receivable from mutual funds and portfolios
  for share redemptions                              77,755          26,782          23,439           4,141           4,637
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     33,911,780      32,456,948      36,234,721       4,857,269       7,205,630
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                   22,204          26,782          23,439           3,910           4,637
    Contract terminations                            55,551              --              --             231              --
Payable to mutual funds and portfolios
  for investments purchased                              --          54,940          44,170              --           6,916
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    77,755          81,722          67,609           4,141          11,553
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            33,703,372      32,360,327      36,123,785       4,826,458       7,194,077
Net assets applicable to contracts in
  payment period                                    130,653          14,899          43,327          26,670              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $  33,834,025   $  32,375,226   $  36,167,112   $   4,853,128   $   7,194,077
===========================================================================================================================
Accumulation units outstanding                   69,576,415      53,383,319      59,272,471       7,093,279      10,543,457
===========================================================================================================================
Net asset value per accumulation unit         $        0.48   $        0.61   $        0.61   $        0.68   $        0.68
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      1PE             2PE             1EU             2EU             1HS
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $   6,435,296   $  10,606,380   $     605,083   $   1,150,117   $   5,842,745
                                              -----------------------------------------------------------------------------
    at market value                           $   5,839,598   $   9,586,813   $     546,622   $   1,029,862   $   5,089,749
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                     73,813          28,650              --          25,742              --
Receivable from mutual funds and portfolios
  for share redemptions                               4,592           6,038             413             628           9,007
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      5,918,003       9,621,501         547,035       1,056,232       5,098,756
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                    4,592           6,038             413             628           4,072
    Contract terminations                                --              --              --              --           4,935
Payable to mutual funds and portfolios
  for investments purchased                          73,813          28,650              --          25,742              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    78,405          34,688             413          26,370           9,007
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             5,828,739       9,467,630         546,622       1,029,862       5,089,749
Net assets applicable to contracts in
  payment period                                     10,859         119,183              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $   5,839,598   $   9,586,813   $     546,622   $   1,029,862   $   5,089,749
===========================================================================================================================
Accumulation units outstanding                    7,193,177      11,651,377         698,369       1,312,050       6,574,222
===========================================================================================================================
Net asset value per accumulation unit         $        0.81   $        0.81   $        0.78   $        0.78   $        0.77
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      2HS             1PI             2PI             1VS             2VS
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $   9,982,943   $  13,100,472   $  18,098,750   $ 104,881,721   $  96,774,996
                                              -----------------------------------------------------------------------------
    at market value                           $   8,862,644   $  11,848,515   $  16,304,433   $  43,207,781   $  42,343,162
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                     29,618          36,363          50,960              --              --
Receivable from mutual funds and portfolios
  for share redemptions                               5,665           9,397          10,269          58,530          37,331
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      8,897,927      11,894,275      16,365,662      43,266,311      42,380,493
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                    5,665           9,397          10,269          36,338          27,890
    Contract terminations                                --              --              --          22,192           9,441
Payable to mutual funds and portfolios
  for investments purchased                          29,618          36,363          50,960              --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    35,283          45,760          61,229          58,530          37,331
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             8,862,644      11,848,515      16,304,433      43,094,099      42,265,844
Net assets applicable to contracts in
  payment period                                         --              --              --         113,682          77,318
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $   8,862,644   $  11,848,515   $  16,304,433   $  43,207,781   $  42,343,162
===========================================================================================================================
Accumulation units outstanding                   11,415,725      15,137,852      20,772,705      73,929,757      72,032,593
===========================================================================================================================
Net asset value per accumulation unit         $        0.78   $        0.78   $        0.78   $        0.58   $        0.59
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      1SO             2SO             1IT             2IT             1SP
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $  15,655,996   $  22,592,562   $  56,318,783   $  54,627,197   $  77,745,653
                                              -----------------------------------------------------------------------------
    at market value                           $  12,297,078   $  18,291,026   $  30,548,546   $  31,617,592   $  69,472,375
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                     22,576          15,060          83,364          95,115          43,654
Receivable from mutual funds and portfolios
  for share redemptions                              10,096          11,863          25,291          20,560          57,328
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     12,329,750      18,317,949      30,657,201      31,733,267      69,573,357
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                   10,096          11,863          25,291          20,560          57,328
    Contract terminations                                --              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                          22,576          15,060          83,364          95,115          43,654
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    32,672          26,923         108,655         115,675         100,982
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            12,276,822      18,252,232      30,456,523      31,560,711      69,306,345
Net assets applicable to contracts in
  payment period                                     20,256          38,794          92,023          56,881         166,030
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $  12,297,078   $  18,291,026   $  30,548,546   $  31,617,592   $  69,472,375
===========================================================================================================================
Accumulation units outstanding                   17,129,844      25,396,635      42,308,837      43,554,002      72,852,973
===========================================================================================================================
Net asset value per accumulation unit         $        0.72   $        0.72   $        0.72   $        0.72   $        0.95
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      2SP             1AA             2AA             1WI             2WI
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $  83,474,024   $  10,976,894   $  13,868,125   $   2,254,765   $   3,811,476
                                              -----------------------------------------------------------------------------
    at market value                           $  75,035,838   $   9,908,258   $  12,460,852   $   1,908,840   $   3,239,317
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                     20,362          13,874          26,504           4,998           3,029
Receivable from mutual funds and portfolios
  for share redemptions                              48,787           7,988           7,902           1,527           2,088
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     75,104,987       9,930,120      12,495,258       1,915,365       3,244,434
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                   48,787           7,988           7,902           1,527           2,088
    Contract terminations                                --              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                          20,362          13,874          26,504           4,998           3,029
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    69,149          21,862          34,406           6,525           5,117
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            74,993,825       9,908,258      12,460,852       1,908,840       3,239,317
Net assets applicable to contracts in
  payment period                                     42,013              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $  75,035,838   $   9,908,258   $  12,460,852   $   1,908,840   $   3,239,317
===========================================================================================================================
Accumulation units outstanding                   78,311,083      11,859,155      14,863,809       2,780,513       4,702,816
===========================================================================================================================
Net asset value per accumulation unit         $        0.96   $        0.84   $        0.84   $        0.69   $        0.69
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      1SG             2SG             BC4             BC5             BD4
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $   5,719,111   $   7,417,602   $      44,418   $     108,169   $   6,076,146
                                              -----------------------------------------------------------------------------
    at market value                           $   4,402,172   $   5,765,820   $      40,289   $      99,471   $   6,165,877
Dividends receivable                                     --              --              --              --          25,479
Accounts receivable from IDS Life
  for contract purchase payments                     15,180           9,042              --              --           4,725
Receivable from mutual funds and portfolios
  for share redemptions                               3,596           3,735              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      4,420,948       5,778,597          40,289          99,471       6,196,081
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                    3,596           3,735              41              80           6,290
    Contract terminations                                --              --           9,381              --              --
Payable to mutual funds and portfolios
  for investments purchased                          15,180           9,042              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    18,776          12,777           9,422              80           6,290
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             4,402,172       5,765,820          30,867          99,391       6,189,791
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $   4,402,172   $   5,765,820   $      30,867   $      99,391   $   6,189,791
===========================================================================================================================
Accumulation units outstanding                    7,654,643       9,992,253          39,130         125,862       5,970,662
===========================================================================================================================
Net asset value per accumulation unit         $        0.58   $        0.58   $        0.79   $        0.79   $        1.04
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      BD5             CR4             CR5             CM4             CM5
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $   6,598,180   $      82,279   $     232,444   $  12,161,192   $  12,331,021
                                              -----------------------------------------------------------------------------
    at market value                           $   6,700,438   $      77,529   $     217,579   $  12,161,192   $  12,331,021
Dividends receivable                                 28,024              --              --           8,569           8,962
Accounts receivable from IDS Life
  for contract purchase payments                      7,783              --              --              --         129,062
Receivable from mutual funds and portfolios
  for share redemptions                                  --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      6,736,245          77,529         217,579      12,169,761      12,469,045
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                    5,757              77             191          11,853          10,299
    Contract terminations                                --              --              --          24,867              --
Payable to mutual funds and portfolios
  for investments purchased                              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     5,757              77             191          36,720          10,299
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             6,730,488          77,452         217,388      12,133,041      12,458,746
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $   6,730,488   $      77,452   $     217,388   $  12,133,041   $  12,458,746
===========================================================================================================================
Accumulation units outstanding                    6,480,849          95,879         291,408      12,148,193      12,452,405
===========================================================================================================================
Net asset value per accumulation unit         $        1.04   $        0.81   $        0.75   $        1.00   $        1.00
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      DE4             DE5             EM4             EM5             ES4
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $   1,963,495   $   2,848,038   $     118,103   $     201,724   $     808,771
                                              -----------------------------------------------------------------------------
    at market value                           $   1,703,074   $   2,580,130   $     108,744   $     193,835   $     780,439
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                         81           6,897              --           4,463              --
Receivable from mutual funds and portfolios
  for share redemptions                                  --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      1,703,155       2,587,027         108,744         198,298         780,439
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                    1,728           2,201             110             164             755
    Contract terminations                                --              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     1,728           2,201             110             164             755
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             1,701,427       2,584,826         108,634         198,134         779,684
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $   1,701,427   $   2,584,826   $     108,634   $     198,134   $     779,684
===========================================================================================================================
Accumulation units outstanding                    2,058,283       3,100,817         120,719         219,785         888,768
===========================================================================================================================
Net asset value per accumulation unit         $        0.83   $        0.83   $        0.90   $        0.90   $        0.88
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      ES5             EI4             EI5             FI4             FI5
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $   1,042,718   $   4,098,535   $   3,811,173   $   7,884,136   $   6,300,038
                                              -----------------------------------------------------------------------------
    at market value                           $   1,013,785   $   3,968,843   $   3,684,086   $   7,942,833   $   6,337,627
Dividends receivable                                     --          16,124          15,097          19,209          14,867
Accounts receivable from IDS Life
  for contract purchase payments                        507           5,605           4,767              --          10,467
Receivable from mutual funds and portfolios
  for share redemptions                                  --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      1,014,292       3,990,572       3,703,950       7,962,042       6,362,961
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                      808           4,001           3,056           8,228           5,317
    Contract terminations                                --              --              --           7,723              --
Payable to mutual funds and portfolios
  for investments purchased                              --              --              --              --              --
Total liabilities                                       808           4,001           3,056          15,951           5,317
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             1,013,484       3,986,571       3,700,894       7,946,091       6,357,644
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $   1,013,484   $   3,986,571   $   3,700,894   $   7,946,091   $   6,357,644
===========================================================================================================================
Accumulation units outstanding                    1,153,261       4,269,455       3,956,584       7,645,777       6,107,066
===========================================================================================================================
Net asset value per accumulation unit         $        0.88   $        0.93   $        0.94   $        1.04   $        1.04
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      GB4             GB5             GR4             GR5             IE4
ASSETS
Investments in shares of mutual funds
 and portfolios:
    at cost                                   $   1,650,153   $   1,145,279   $     328,256   $     787,713   $      93,898
                                              -----------------------------------------------------------------------------
    at market value                           $   1,750,138   $   1,202,388   $     299,756   $     742,955   $      89,510
Dividends receivable                                  3,499           2,367              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                         --           7,023             150           2,731              --
Receivable from mutual funds and portfolios
  for share redemptions                                  --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      1,753,637       1,211,778         299,906         745,686          89,510
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                    1,796           1,016             290             581              92
    Contract terminations                            10,308              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    12,104           1,016             290             581              92
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             1,741,533       1,210,762         299,616         745,105          89,418
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $   1,741,533   $   1,210,762   $     299,616   $     745,105   $      89,418
===========================================================================================================================
Accumulation units outstanding                    1,528,873       1,060,493         391,907         972,984   $     105,028
===========================================================================================================================
Net asset value per accumulation unit         $        1.14   $        1.14   $        0.76   $        0.77   $        0.85
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      IE5             MF4             MF5             ND4             ND5
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $      50,649   $     438,212   $     499,161   $   4,572,762   $   5,731,374
                                              -----------------------------------------------------------------------------
    at market value                           $      47,197   $     414,396   $     477,052   $   4,048,774   $   5,209,759
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                         --              --              --              --          49,924
Receivable from mutual funds and portfolios
  for share redemptions                                  --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                         47,197         414,396         477,052       4,048,774       5,259,683
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                       41             427             378           4,059           4,341
    Contract terminations                                --              --              --           9,773              --
Payable to mutual funds and portfolios
  for investments purchased                              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        41             427             378          13,832           4,341
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                47,156         413,969         476,674       4,034,942       5,255,342
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $      47,156   $     413,969   $     476,674   $   4,034,942   $   5,255,342
===========================================================================================================================
Accumulation units outstanding                       55,372         461,790         530,719       5,049,205       6,564,582
===========================================================================================================================
Net asset value per accumulation unit         $        0.85   $        0.90   $        0.90   $        0.80   $        0.80
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      SV4             SV5             IV4             IV5             SC4
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $   2,665,438   $   3,176,301   $   1,444,395   $   1,564,389   $     464,658
                                              -----------------------------------------------------------------------------
    at market value                           $   2,360,419   $   2,921,688   $   1,311,659   $   1,447,396   $     433,638
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                         --           8,320              --          58,883           5,663
Receivable from mutual funds and portfolios
  for share redemptions                                  --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      2,360,419       2,930,008       1,311,659       1,506,279         439,301
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                    2,418           2,453           1,344           1,230             395
    Contract terminations                             9,137              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    11,555           2,453           1,344           1,230             395
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             2,348,864       2,927,555       1,310,315       1,505,049         438,906
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $   2,348,864   $   2,927,555   $   1,310,315   $   1,505,049   $     438,906
===========================================================================================================================
Accumulation units outstanding                    2,664,887       3,315,597       1,647,721       1,889,437         516,328
===========================================================================================================================
Net asset value per accumulation unit         $        0.88   $        0.88   $        0.80   $        0.80   $        0.85
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      SC5             ST4             ST5             SA4             SA5
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $     811,322   $     113,556   $     168,535   $     135,093   $      92,939
                                              -----------------------------------------------------------------------------
    at market value                           $     767,701   $     100,169   $     156,775   $     115,788   $      82,316
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                         --              --              --              --              56
Receivable from mutual funds and portfolios
  for share redemptions                                  --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                        767,701         100,169         156,775         115,788          82,372
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                      621              96             128             123              67
    Contract terminations                               369              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       990              96             128             123              67
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               766,711         100,073         156,647         115,665          82,305
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $     766,711   $     100,073   $     156,647   $     115,665   $      82,305
===========================================================================================================================
Accumulation units outstanding                      900,351         125,344         195,862         160,658         114,119
===========================================================================================================================
Net asset value per accumulation unit         $        0.85   $        0.80   $        0.80   $        0.72   $        0.72
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      4AC             5AC             4AD             5AD             4AB
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $     383,844   $     325,633   $     420,235   $     479,472   $   1,391,549
                                              -----------------------------------------------------------------------------
    at market value                           $     347,402   $     295,635   $     371,618   $     444,030   $   1,303,572
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                      5,285             336              --              86              --
Receivable from mutual funds and portfolios
  for share redemptions                                 314             235             373             373           1,440
---------------------------------------------------------------------------------------------------------------------------
Total assets                                        353,001         296,206         371,991         444,489       1,305,012
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                      314             235             373             373           1,306
    Contract terminations                                --              --              --              --             134
Payable to mutual funds and portfolios
  for investments purchased                           5,285             336              --              86              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     5,599             571             373             459           1,440
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               347,402         295,635         371,618         444,030       1,303,572
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $     347,402   $     295,635   $     371,618   $     444,030   $   1,303,572
===========================================================================================================================
Accumulation units outstanding                      446,713         379,463         463,048         552,297       1,370,961
===========================================================================================================================
Net asset value per accumulation unit         $        0.78   $        0.78   $        0.80   $        0.80   $        0.95
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      5AB             4AL             5AL             4AI             5AI
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $   1,395,991   $   3,772,848   $   3,153,427   $     426,280   $     876,656
                                              -----------------------------------------------------------------------------
    at market value                           $   1,349,934   $   3,285,211   $   2,831,362   $     379,813   $     802,043
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                      3,229             264           5,064              --             338
Receivable from mutual funds and portfolios
  for share redemptions                               1,144           3,387           2,390           9,919             641
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      1,354,307       3,288,862       2,838,816         389,732         803,022
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                    1,144           3,387           2,390             396             641
    Contract terminations                                --              --              --           9,523              --
Payable to mutual funds and portfolios
  for investments purchased                           3,229             264           5,064              --             338
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     4,373           3,651           7,454           9,919             979
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             1,349,934       3,285,211       2,831,362         379,813         802,043
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $   1,349,934   $   3,285,211   $   2,831,362   $     379,813   $     802,043
===========================================================================================================================
Accumulation units outstanding                    1,417,103       4,071,558       3,502,781         448,082         944,495
===========================================================================================================================
Net asset value per accumulation unit         $        0.95   $        0.81   $        0.81   $        0.85   $        0.85
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      4AV             5AV             4SR             5SR             4CG
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $   2,307,842   $   2,674,192   $     196,096   $     194,578   $     479,377
                                              -----------------------------------------------------------------------------
    at market value                           $   2,126,714   $   2,522,546   $     183,196   $     185,796   $     421,860
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                         --          10,099              --              --           6,245
Receivable from mutual funds and portfolios
  for share redemptions                               6,389           2,140             188             150             432
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      2,133,103       2,534,785         183,384         185,946         428,537
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                    2,192           2,140             188             150             432
    Contract terminations                             4,197              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                              --          10,099              --              --           6,245
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     6,389          12,239             188             150           6,677
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             2,126,714       2,522,546         183,196         185,796         421,860
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $   2,126,714   $   2,522,546   $     183,196   $     185,796   $     421,860
===========================================================================================================================
Accumulation units outstanding                    2,395,632       2,836,507         208,474         211,143         521,524
===========================================================================================================================
Net asset value per accumulation unit         $        0.89   $        0.89   $        0.88   $        0.88   $        0.81
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      5CG             4FG             5FG             4FM             5FM
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $     348,091   $   3,226,176   $   3,178,377   $   3,406,627   $   3,954,272
                                              -----------------------------------------------------------------------------
    at market value                           $     310,071   $   2,994,291   $   3,070,730   $   3,177,016   $   3,758,714
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                        105           8,710          12,117          16,468          17,474
Receivable from mutual funds and portfolios
  for share redemptions                                 266           3,059           2,560           3,195           3,183
---------------------------------------------------------------------------------------------------------------------------
Total assets                                        310,442       3,006,060       3,085,407       3,196,679       3,779,371
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                      266           3,059           2,560           3,195           3,183
    Contract terminations                                --              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                             105           8,710          12,117          16,468          17,474
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       371          11,769          14,677          19,663          20,657
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               310,071       2,994,291       3,070,730       3,177,016       3,758,714
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $     310,071   $   2,994,291   $   3,070,730   $   3,177,016   $   3,758,714
===========================================================================================================================
Accumulation units outstanding                      382,653       3,508,493       3,591,656       3,541,343       4,182,372
===========================================================================================================================
Net asset value per accumulation unit         $        0.81   $        0.85   $        0.85   $        0.90   $        0.90
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      4FO             5FO             4RE             5RE             4SI
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $     571,747   $     511,534   $   3,134,925   $   3,007,305   $   1,587,819
                                              -----------------------------------------------------------------------------
    at market value                           $     504,211   $     457,588   $   3,011,866   $   2,914,704   $   1,476,557
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                         --           1,567              --           8,857           5,179
Receivable from mutual funds and portfolios
  for share redemptions                                 525             385          13,454           2,444           1,465
---------------------------------------------------------------------------------------------------------------------------
Total assets                                        504,736         459,540       3,025,320       2,926,005       1,483,201
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                      525             385           3,087           2,444           1,465
    Contract terminations                                --              --          10,367              --              --
Payable to mutual funds and portfolios
  for investments purchased                              --           1,567              --           8,857           5,179
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       525           1,952          13,454          11,301           6,644
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               504,211         457,588       3,011,866       2,914,704       1,476,557
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $     504,211   $     457,588   $   3,011,866   $   2,914,704   $   1,476,557
===========================================================================================================================
Accumulation units outstanding                      610,117         552,700       2,988,751       2,887,240       1,609,875
===========================================================================================================================
Net asset value per accumulation unit         $        0.83   $        0.83   $        1.01   $        1.01   $        0.92
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      5SI             4MS             5MS             4UE             5UE
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $   2,004,713   $   1,358,298   $   1,611,893   $   1,367,884   $     893,322
                                              -----------------------------------------------------------------------------
    at market value                           $   1,906,023   $   1,260,071   $   1,543,986   $   1,189,608   $     842,294
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                      6,598              36          43,537          10,293              --
Receivable from mutual funds and portfolios
  for share redemptions                               1,612           1,233           1,242           1,217          54,543
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      1,914,233       1,261,340       1,588,765       1,201,118         896,837
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                    1,612           1,233           1,242           1,217             767
    Contract terminations                                --              --              --              --          53,776
Payable to mutual funds and portfolios
  for investments purchased                           6,598              36          43,537          10,293              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     8,210           1,269          44,779          11,510          54,543
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             1,906,023       1,260,071       1,543,986       1,189,608         842,294
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $   1,906,023   $   1,260,071   $   1,543,986   $   1,189,608   $     842,294
===========================================================================================================================
Accumulation units outstanding                    2,074,525       1,418,309       1,734,761       1,483,019       1,048,190
===========================================================================================================================
Net asset value per accumulation unit         $        0.92   $        0.89   $        0.89   $        0.80   $        0.80
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      4MC             5MC             4ID             5ID             4FS
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $   2,860,322   $   2,607,739   $     246,459   $     207,548   $     425,272
                                              -----------------------------------------------------------------------------
    at market value                           $   2,644,281   $   2,464,248   $     203,260   $     172,449   $     386,610
Dividends receivable                                     --              --              --              --           2,541
Accounts receivable from IDS Life
  for contract purchase payments                         --          35,043             136              12              85
Receivable from mutual funds and portfolios
  for share redemptions                               3,044           2,056             209             154             399
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      2,647,325       2,501,347         203,605         172,615         389,635
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                    2,703           2,056             209             154             400
    Contract terminations                               341              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                              --          35,043             136              12           2,625
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     3,044          37,099             345             166           3,025
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             2,644,281       2,464,248         203,260         172,449         386,610
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $   2,644,281   $   2,464,248   $     203,260   $     172,449   $     386,610
===========================================================================================================================
Accumulation units outstanding                    2,776,737       2,583,087         285,998         242,218         446,207
===========================================================================================================================
Net asset value per accumulation unit         $        0.95   $        0.95   $        0.71   $        0.71   $        0.87
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      5FS             4TC             5TC             4TL             5TL
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $     466,228   $     114,374   $     138,761   $      50,565   $      37,240
                                              -----------------------------------------------------------------------------
    at market value                           $     456,777   $      87,727   $     107,569   $      41,059   $      33,509
Dividends receivable                                  2,972              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                      4,582             148           6,972              84              --
Receivable from mutual funds and portfolios
  for share redemptions                                 392              89              87              42              30
---------------------------------------------------------------------------------------------------------------------------
Total assets                                        464,723          87,964         114,628          41,185          33,539
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                      392              89              87              42              30
    Contract terminations                                --              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                           7,554             148           6,972              84              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     7,946             237           7,059             126              30
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               456,777          87,727         107,569          41,059          33,509
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $     456,777   $      87,727   $     107,569   $      41,059   $      33,509
===========================================================================================================================
Accumulation units outstanding                      526,263         156,591         191,673          68,657          55,892
===========================================================================================================================
Net asset value per accumulation unit         $        0.87   $        0.56   $        0.56   $        0.60   $        0.60
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      4GT             5GT             4IG             5IG             4IP
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $      94,434   $      55,652   $     601,199   $     604,192   $     552,625
                                              -----------------------------------------------------------------------------
    at market value                           $      71,025   $      42,998   $     508,124   $     537,047   $     520,526
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                         --               5              --             879           2,647
Receivable from mutual funds and portfolios
  for share redemptions                                  75              37             523             460             520
---------------------------------------------------------------------------------------------------------------------------
Total assets                                         71,100          43,040         508,647         538,386         523,693
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                       75              37             523             460             520
    Contract terminations                                --              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                              --               5              --             879           2,647
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        75              42             523           1,339           3,167
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                71,025          42,998         508,124         537,047         520,526
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $      71,025   $      42,998   $     508,124   $     537,047   $     520,526
===========================================================================================================================
Accumulation units outstanding                      111,987          67,677         645,673         681,181         566,444
===========================================================================================================================
Net asset value per accumulation unit         $        0.63   $        0.64   $        0.79   $        0.79   $        0.92
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      5IP             4MG             5MG             4MD             5MD
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $     472,311   $     614,319   $     951,631   $   1,537,646   $   1,776,200
                                              -----------------------------------------------------------------------------
    at market value                           $     459,707   $     539,102   $     825,560   $   1,287,511   $   1,526,747
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                      5,278           7,273           5,109           5,246              --
Receivable from mutual funds and portfolios
  for share redemptions                                 369             551             687           1,327          16,840
---------------------------------------------------------------------------------------------------------------------------
Total assets                                        465,354         546,926         831,356       1,294,084       1,543,587
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                      369             551             687           1,327           1,315
    Contract terminations                                --              --              --              --          15,525
Payable to mutual funds and portfolios
  for investments purchased                           5,278           7,273           5,109           5,246              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     5,647           7,824           5,796           6,573          16,840
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               459,707         539,102         825,560       1,287,511       1,526,747
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $     459,707   $     539,102   $     825,560   $   1,287,511   $   1,526,747
===========================================================================================================================
Accumulation units outstanding                      499,387         711,527       1,087,891       1,783,862       2,111,723
===========================================================================================================================
Net asset value per accumulation unit         $        0.92   $        0.76   $        0.76   $        0.72   $        0.72
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      4UT             5UT             4PE             5PE             4EU
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $     406,030   $     246,032   $   1,087,945   $   1,285,630   $      48,669
                                              -----------------------------------------------------------------------------
    at market value                           $     365,983   $     234,603   $   1,009,921   $   1,223,851   $      42,503
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                         24              20             249           6,209              --
Receivable from mutual funds and portfolios
  for share redemptions                                 371             204           1,008           1,027              44
---------------------------------------------------------------------------------------------------------------------------
Total assets                                        366,378         234,827       1,011,178       1,231,087          42,547
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                      371             204           1,008           1,027              44
    Contract terminations                                --              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                              24              20             249           6,209              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       395             224           1,257           7,236              44
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               365,983         234,603       1,009,921       1,223,851          42,503
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $     365,983   $     234,603   $   1,009,921   $   1,223,851   $      42,503
===========================================================================================================================
Accumulation units outstanding                      430,620         275,519       1,189,477       1,438,904          49,932
===========================================================================================================================
Net asset value per accumulation unit         $        0.85   $        0.85   $        0.85   $        0.85   $        0.85
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      5EU             4HS             5HS             4PI             5PI
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $      45,357   $     525,055   $     546,437   $   1,307,824   $   1,931,507
                                              -----------------------------------------------------------------------------
    at market value                           $      42,793   $     468,927   $     497,167   $   1,194,995   $   1,793,791
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                          7              63           5,539          17,689          10,906
Receivable from mutual funds and portfolios
  for share redemptions                                  35             483             417           1,201           1,493
---------------------------------------------------------------------------------------------------------------------------
Total assets                                         42,835         469,473         503,123       1,213,885       1,806,190
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                       35             483             417           1,201           1,493
    Contract terminations                                --              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                               7              63           5,539          17,689          10,906
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        42             546           5,956          18,890          12,399
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                42,793         468,927         497,167       1,194,995       1,793,791
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $      42,793   $     468,927   $     497,167   $   1,194,995   $   1,793,791
===========================================================================================================================
Accumulation units outstanding                       50,183         583,153         617,256       1,392,095       2,086,004
===========================================================================================================================
Net asset value per accumulation unit         $        0.85   $        0.80   $        0.81   $        0.86   $        0.86
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      4VS             5VS             4SO             5SO             4IT
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $     152,839   $     224,461   $   1,834,108   $   2,033,015   $     977,184
                                              -----------------------------------------------------------------------------
    at market value                           $     140,170   $     194,920   $   1,483,667   $   1,752,418   $     917,352
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                         92           6,653           8,917             871             592
Receivable from mutual funds and portfolios
  for share redemptions                                 146             159           1,567           1,493             906
---------------------------------------------------------------------------------------------------------------------------
Total assets                                        140,408         201,732       1,494,151       1,754,782         918,850
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                      146             159           1,567           1,493             906
    Contract terminations                                --              --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                              92           6,653           8,917             871             592
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       238           6,812          10,484           2,364           1,498
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               140,170         194,920       1,483,667       1,752,418         917,352
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $     140,170   $     194,920   $   1,483,667   $   1,752,418   $     917,352
===========================================================================================================================
Accumulation units outstanding                      192,412         267,112       1,984,910       2,340,277       1,054,991
===========================================================================================================================
Net asset value per accumulation unit         $        0.73   $        0.73   $        0.75   $        0.75   $        0.87
===========================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                      5IT             4SP             5SP             4AA             5AA
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                   $   1,371,988   $   2,920,626   $   3,331,376   $     731,363   $   1,162,601
                                              -----------------------------------------------------------------------------
    at market value                           $   1,326,843   $   2,655,756   $   3,171,726   $     679,178   $   1,129,834
Dividends receivable                                     --              --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                     14,019          15,376          20,407              --             513
Receivable from mutual funds and portfolios
  for share redemptions                               1,088           2,715           2,660             755             967
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      1,341,950       2,673,847       3,194,793         679,933       1,131,314
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                    1,088           2,715           2,660             704             967
    Contract terminations                                --              --              --              51              --
Payable to mutual funds and portfolios
  for investments purchased                          14,019          15,376          20,407              --             513
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    15,107          18,091          23,067             755           1,480
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             1,326,843       2,655,756       3,171,726         679,178       1,129,834
Net assets applicable to contracts in
  payment period                                         --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $   1,326,843   $   2,655,756   $   3,171,726   $     679,178   $   1,129,834
===========================================================================================================================
Accumulation units outstanding                    1,523,249       3,130,677       3,732,304         770,338       1,279,247
===========================================================================================================================
Net asset value per accumulation unit         $        0.87   $        0.85   $        0.85   $        0.88   $        0.88
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              -------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                      4WI             5WI             4SG             5SG
ASSETS
Investments in shares of mutual funds
  and portfolios:
    at cost                                                   $      73,043   $      72,227   $     336,413   $     501,890
                                                              -------------------------------------------------------------
    at market value                                           $      64,841   $      65,461   $     257,541   $     441,409
Dividends receivable                                                     --              --              --              --
Accounts receivable from IDS Life
  for contract purchase payments                                         --              --              --           3,520
Receivable from mutual funds and portfolios
  for share redemptions                                                  65              56             270             382
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                         64,906          65,517         257,811         445,311
===========================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                       65              56             270             382
    Contract terminations                                                --              --              --              --
Payable to mutual funds and portfolios
  for investments purchased                                              --              --              --           3,520
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        65              56             270           3,902
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                                64,841          65,461         257,541         441,409
Net assets applicable to contracts in
  payment period                                                         --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $      64,841   $      65,461   $     257,541   $     441,409
===========================================================================================================================
Accumulation units outstanding                                       80,480          81,106         386,948         662,018
===========================================================================================================================
Net asset value per accumulation unit                         $        0.81   $        0.81   $        0.67   $        0.67
===========================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   BC1            BC2            BD1            BD2            CR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    262,825   $    227,440   $  7,611,085   $  7,090,994   $     99,448
Variable account expenses                                       319,383        217,445      1,425,660      1,045,293        173,496
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (56,558)         9,995      6,185,425      6,045,701        (74,048)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       5,816,820      4,747,754      3,687,765      2,341,529      3,016,713
    Cost of investments sold                                  8,729,093      7,086,321      3,718,827      2,361,776      5,032,404
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (2,912,273)    (2,338,567)       (31,062)       (20,247)    (2,015,691)
Distributions from capital gains                                     --             --             --             --      1,484,998
Net change in unrealized appreciation or
  depreciation of investments                                (6,338,859)    (5,733,645)     1,152,469      1,390,239     (4,059,077)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (9,251,132)    (8,072,212)     1,121,407      1,369,992     (4,589,770)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (9,307,690)  $ (8,062,217)  $  7,306,832   $  7,415,693   $ (4,663,818)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       CR2            CM1            CM2            DE1            DE2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    138,189   $  3,052,650   $  3,146,596   $    816,927   $    983,788
Variable account expenses                                       180,944      2,490,223      2,043,044        486,959        454,148
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (42,755)       562,427      1,103,552        329,968        529,640
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,676,941    111,192,272     84,862,411      1,917,970      1,031,171
    Cost of investments sold                                  2,587,011    111,202,553     84,868,112      2,283,918      1,230,349
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (910,070)       (10,281)        (5,701)      (365,948)      (199,178)
Distributions from capital gains                              1,518,493             --             --        167,098        176,946
Net change in unrealized appreciation or
  depreciation of investments                                (6,406,494)        10,272          5,691    (12,178,448)   (14,847,317)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (5,798,071)            (9)           (10)   (12,377,298)   (14,869,549)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (5,840,826)  $    562,418   $  1,103,542   $(12,047,330)  $(14,339,909)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EM1            EM2            ES1            ES2            EI1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $  7,282,044
Variable account expenses                                        18,044         17,726         48,361         54,808        891,899
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (18,044)       (17,726)       (48,361)       (54,808)     6,390,145
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         530,179        276,438        216,100        273,872      4,602,758
    Cost of investments sold                                    546,184        292,392        233,527        288,962      5,724,752
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (16,005)       (15,954)       (17,427)       (15,090)    (1,121,994)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (166,342)      (252,312)      (585,605)      (924,791)   (12,316,535)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (182,347)      (268,266)      (603,032)      (939,881)   (13,438,529)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (200,391)  $   (285,992)  $   (651,393)  $   (994,689)  $ (7,048,384)
===================================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EI2            FI1            FI2            GB1            GB2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $  5,336,390   $  2,632,265   $  2,768,741   $  1,489,414   $  1,198,530
Variable account expenses                                       517,492        879,121        723,504        301,042        189,495
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               4,818,898      1,753,144      2,045,237      1,188,372      1,009,035
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,460,506     11,226,795      5,513,936      2,797,306      1,297,101
    Cost of investments sold                                  2,954,332     11,035,544      5,449,565      2,723,619      1,264,756
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (493,826)       191,251         64,371         73,687         32,345
Distributions from capital gains                                     --        627,626        664,882             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (9,179,710)     1,738,654      1,933,332      3,149,519      2,629,912
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (9,673,536)     2,557,531      2,662,585      3,223,206      2,662,257
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (4,854,638)  $  4,310,675   $  4,707,822   $  4,411,578   $  3,671,292
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       GR1            GR2            IE1            IE2            MF1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     44,879   $     51,256   $    104,305   $    106,448   $  1,230,281
Variable account expenses                                       630,907        532,035        104,736         80,133        443,770
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (586,028)      (480,779)          (431)        26,315        786,511
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      10,680,020      5,022,777      7,961,650      6,100,176      5,426,292
    Cost of investments sold                                 22,079,264     10,189,598     12,496,128     10,082,744      7,603,873
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            (11,399,244)    (5,166,821)    (4,534,478)    (3,982,568)    (2,177,581)
Distributions from capital gains                                     --             --         24,316         20,548      4,109,822
Net change in unrealized appreciation or
  depreciation of investments                               (10,217,973)   (17,529,137)     2,327,173      1,720,801     (9,529,068)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (21,617,217)   (22,695,958)    (2,182,989)    (2,241,219)    (7,596,827)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $(22,203,245)  $(23,176,737)  $ (2,183,420)  $ (2,214,904)  $ (6,810,316)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       MF2            ND1            ND2            SV1            SV2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $  1,168,860   $  1,293,133   $  1,305,279   $     28,367   $     45,293
Variable account expenses                                       318,848      2,388,563      1,878,621        164,183        187,615
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 850,012     (1,095,430)      (573,342)      (135,816)      (142,322)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,572,891     14,389,345      5,640,326      1,342,323        198,316
    Cost of investments sold                                  3,396,909     22,268,068      8,559,585      1,404,846        211,675
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (824,018)    (7,878,723)    (2,919,259)       (62,523)       (13,359)
Distributions from capital gains                              3,229,895        249,762        229,075        101,010        159,932
Net change in unrealized appreciation or
  depreciation of investments                                (9,041,112)   (57,715,115)   (62,280,465)    (2,894,370)    (4,882,493)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (6,635,235)   (65,344,076)   (64,970,649)    (2,855,883)    (4,735,920)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (5,785,223)  $(66,439,506)  $(65,543,991)  $ (2,991,699)  $ (4,878,242)
===================================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       IV1            IV2            SC1            SC2            ST1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    352,380   $    340,138   $         --   $         --   $      9,307
Variable account expenses                                       337,690        252,358        250,290        191,218         12,152
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  14,690         87,780       (250,290)      (191,218)        (2,845)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,316,845      2,267,091      1,367,414      1,592,620        112,773
    Cost of investments sold                                  2,986,095      3,021,641      1,626,124      1,813,988        127,304
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (669,250)      (754,550)      (258,710)      (221,368)       (14,531)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (8,957,858)    (8,268,536)    (4,777,707)    (4,712,134)      (298,088)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (9,627,108)    (9,023,086)    (5,036,417)    (4,933,502)      (312,619)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (9,612,418)  $ (8,935,306)  $ (5,286,707)  $ (5,124,720)  $   (315,464)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       ST2            SA1            SA2            1AC            2AC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     10,087   $         --   $         --   $         --   $         --
Variable account expenses                                        10,436        363,565        280,565         35,916         38,996
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (349)      (363,565)      (280,565)       (35,916)       (38,996)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         100,107      8,804,718      4,078,767        197,716         89,548
    Cost of investments sold                                    107,295     24,183,967     10,508,154        227,690        103,972
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (7,188)   (15,379,249)    (6,429,387)       (29,974)       (14,424)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (330,149)      (687,288)    (8,853,948)    (1,090,574)    (1,397,621)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (337,337)   (16,066,537)   (15,283,335)    (1,120,548)    (1,412,045)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (337,686)  $(16,430,102)  $(15,563,900)  $ (1,156,464)  $ (1,451,041)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       1AD            2AD            1AB            2AB            1AL
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $      3,729   $      5,671   $     68,911
Variable account expenses                                        23,874         26,625         35,222         40,070        125,392
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (23,874)       (26,625)       (31,493)       (34,399)       (56,481)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         218,972        162,222         41,597         22,190        281,298
    Cost of investments sold                                    240,622        188,593         41,746         20,383        309,523
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (21,650)       (26,371)          (149)         1,807        (28,225)
Distributions from capital gains                                     --             --             --             --        423,602
Net change in unrealized appreciation or
  depreciation of investments                                  (645,931)      (996,364)      (243,997)      (645,989)    (3,733,546)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (667,581)    (1,022,735)      (244,146)      (644,182)    (3,338,169)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (691,455)  $ (1,049,360)  $   (275,639)  $   (678,581)  $ (3,394,650)
===================================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       2AL            1AI            2AI            1AV            2AV
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     96,111   $     18,529   $     21,033   $     89,786   $     96,291
Variable account expenses                                       142,478         37,961         40,528        165,847        176,382
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (46,367)       (19,432)       (19,495)       (76,061)       (80,091)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          39,832        133,471         41,180        179,786         21,357
    Cost of investments sold                                     47,658        155,166         45,425        204,225         23,843
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (7,826)       (21,695)        (4,245)       (24,439)        (2,486)
Distributions from capital gains                                590,804             --             --        626,430        671,809
Net change in unrealized appreciation or
  depreciation of investments                                (5,364,132)      (907,389)    (1,277,854)    (3,071,603)    (4,106,385)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (4,781,154)      (929,084)    (1,282,099)    (2,469,612)    (3,437,062)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (4,827,521)  $   (948,516)  $ (1,301,594)  $ (2,545,673)  $ (3,517,153)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       1SR            2SR            1CG            2CG            1FG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    223,683   $    217,165   $      2,261   $      3,163   $    141,081
Variable account expenses                                        61,591         42,552         20,963         23,539        179,698
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 162,092        174,613        (18,702)       (20,376)       (38,617)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         488,737        415,145        338,510        339,067        170,874
    Cost of investments sold                                    581,622        492,084        387,574        376,094        194,090
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (92,885)       (76,939)       (49,064)       (37,027)       (23,216)
Distributions from capital gains                                     --             --          6,416          8,980             --
Net change in unrealized appreciation or
  depreciation of investments                                  (957,880)      (853,336)      (512,425)      (729,570)    (3,356,075)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,050,765)      (930,275)      (555,073)      (757,617)    (3,379,291)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (888,673)  $   (755,662)  $   (573,775)  $   (777,993)  $ (3,417,908)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       2FG            1FM            2FM            1FO            2FO
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    112,618   $     81,028   $     84,572   $     22,242   $     20,178
Variable account expenses                                       169,058        185,636        199,663         48,210         46,977
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (56,440)      (104,608)      (115,091)       (25,968)       (26,799)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --        909,798             --        241,932        663,062
    Cost of investments sold                                         --        982,555             --        265,411        751,311
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --        (72,757)            --        (23,479)       (88,249)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (3,535,427)    (2,234,071)    (3,304,662)    (1,248,421)    (1,573,298)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (3,535,427)    (2,306,828)    (3,304,662)    (1,271,900)    (1,661,547)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (3,591,867)  $ (2,411,436)  $ (3,419,753)  $ (1,297,868)  $ (1,688,346)
===================================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       1RE            2RE            1SI            2SI            1MS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $  1,123,492   $  1,465,028   $     75,164   $     96,079   $     30,205
Variable account expenses                                       413,878        427,762        194,633        192,201         35,673
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 709,614      1,037,266       (119,469)       (96,122)        (5,468)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         182,498        139,063        417,952        178,634        190,755
    Cost of investments sold                                    180,516        139,682        417,791        180,033        207,055
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,982           (619)           161         (1,399)       (16,300)
Distributions from capital gains                                     --             --        525,770        672,078         74,894
Net change in unrealized appreciation or
  depreciation of investments                                (1,334,802)    (2,049,365)    (3,037,959)    (4,282,792)      (591,167)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,332,820)    (2,049,984)    (2,512,028)    (3,612,113)      (532,573)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (623,206)  $ (1,012,718)  $ (2,631,497)  $ (3,708,235)  $   (538,041)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       2MS            1UE            2UE            1MC            2MC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     33,119   $    326,433   $    310,361   $    654,698   $    776,125
Variable account expenses                                        33,455        524,178        373,370        475,200        412,267
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (336)      (197,745)       (63,009)       179,498        363,858
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         331,420      4,170,478      2,166,130        919,819         27,721
    Cost of investments sold                                    344,576      6,046,597      3,130,085        918,723         29,613
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (13,156)    (1,876,119)      (963,955)         1,096         (1,892)
Distributions from capital gains                                 82,117             --             --        191,001        226,426
Net change in unrealized appreciation or
  depreciation of investments                                  (722,518)   (12,710,694)   (12,166,443)    (4,290,020)    (5,353,378)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (653,557)   (14,586,813)   (13,130,398)    (4,097,923)    (5,128,844)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (653,893)  $(14,784,558)  $(13,193,407)  $ (3,918,425)  $ (4,764,986)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       1ID            2ID            1FS            2FS            1TC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $     19,899   $     29,919   $         --
Variable account expenses                                        22,225         24,329         19,769         22,656         11,128
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (22,225)       (24,329)           130          7,263        (11,128)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          84,192         97,093        269,162        133,608        180,383
    Cost of investments sold                                     99,176        110,947        281,368        135,197        254,279
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (14,984)       (13,854)       (12,206)        (1,589)       (73,896)
Distributions from capital gains                                     --             --          9,639         14,836             --
Net change in unrealized appreciation or
  depreciation of investments                                  (863,696)    (1,217,034)      (398,526)      (608,683)      (720,545)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (878,680)    (1,230,888)      (401,093)      (595,436)      (794,441)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (900,905)  $ (1,255,217)  $   (400,963)  $   (588,173)  $   (805,569)
===================================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       2TC            1TL            2TL            1GT            2GT
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         9,060          5,087          4,051         98,594         84,737
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (9,060)        (5,087)        (4,051)       (98,594)       (84,737)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         108,636        103,042        134,572      1,891,997      1,298,359
    Cost of investments sold                                    137,918        142,844        183,836      4,917,198      3,099,603
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (29,282)       (39,802)       (49,264)    (3,025,201)    (1,801,244)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (716,596)      (341,752)      (266,609)    (2,949,362)    (4,576,884)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (745,878)      (381,554)      (315,873)    (5,974,563)    (6,378,128)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (754,938)  $   (386,641)  $   (319,924)  $ (6,073,157)  $ (6,462,865)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       1IG            2IG            1IP            2IP            1MG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    245,312   $    258,342   $     13,594   $     13,913   $         --
Variable account expenses                                       345,037        276,454        153,494        114,539        303,815
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (99,725)       (18,112)      (139,900)      (100,626)      (303,815)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,124,056      1,064,627        894,368        215,350      2,045,505
    Cost of investments sold                                  3,303,495      1,570,168      1,155,338        267,719      3,153,835
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,179,439)      (505,541)      (260,970)       (52,369)    (1,108,330)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               (10,240,285)   (11,019,525)    (1,621,411)    (1,811,344)    (9,711,494)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (11,419,724)   (11,525,066)    (1,882,381)    (1,863,713)   (10,819,824)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $(11,519,449)  $(11,543,178)  $ (2,022,281)  $ (1,964,339)  $(11,123,639)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       2MG            1MD            2MD            1UT            2UT
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $     84,542   $     91,952
Variable account expenses                                       256,634        312,231        252,889         34,573         36,996
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (256,634)      (312,231)      (252,889)        49,969         54,956
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,492,912      1,121,069        389,263        497,212        172,180
    Cost of investments sold                                  2,286,729      1,572,666        535,943        623,178        199,746
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (793,817)      (451,597)      (146,680)      (125,966)       (27,566)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               (10,765,671)   (12,676,865)   (13,130,549)      (813,369)    (1,058,976)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (11,559,488)   (13,128,462)   (13,277,229)      (939,335)    (1,086,542)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $(11,816,122)  $(13,440,693)  $(13,530,118)  $   (889,366)  $ (1,031,586)
===================================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       1PE            2PE            1EU            2EU            1HS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     88,045   $    143,074   $         --   $         --   $         --
Variable account expenses                                        30,726         38,521          3,265          4,406         33,448
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  57,319        104,553         (3,265)        (4,406)       (33,448)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         304,645        161,562         82,341         43,750        297,188
    Cost of investments sold                                    327,626        174,257         97,671         48,253        346,689
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (22,981)       (12,695)       (15,330)        (4,503)       (49,501)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (613,584)    (1,042,503)       (64,057)      (123,124)      (758,201)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (636,565)    (1,055,198)       (79,387)      (127,627)      (807,702)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (579,246)  $   (950,645)  $    (82,652)  $   (132,033)  $   (841,150)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       2HS            1PI            2PI            1VS            2VS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     34,074   $     35,934   $         --   $         --
Variable account expenses                                        42,173         63,080         66,086        536,834        385,531
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (42,173)       (29,006)       (30,152)      (536,834)      (385,531)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          89,284         55,694         32,305     10,645,808      5,200,829
    Cost of investments sold                                    106,455         61,760         34,776     22,938,804     10,862,452
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (17,171)        (6,066)        (2,471)   (12,292,996)    (5,661,623)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,122,822)    (1,304,489)    (1,844,441)    (9,589,578)   (14,121,442)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,139,993)    (1,310,555)    (1,846,912)   (21,882,574)   (19,783,065)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,182,166)  $ (1,339,561)  $ (1,877,064)  $(22,419,408)  $(20,168,596)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       1SO            2SO            1IT            2IT            1SP
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     58,820   $     87,277   $         --   $         --   $         --
Variable account expenses                                        81,955         86,184        271,063        208,427        595,605
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (23,135)         1,093       (271,063)      (208,427)      (595,605)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          72,101         24,983        919,591        305,493        794,443
    Cost of investments sold                                    103,735         31,217      1,673,395        510,334        914,414
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (31,634)        (6,234)      (753,804)      (204,841)      (119,971)
Distributions from capital gains                                258,468        385,946             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (3,135,858)    (4,121,068)    (3,628,072)    (4,210,201)   (11,893,766)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (2,909,024)    (3,741,356)    (4,381,876)    (4,415,042)   (12,013,737)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (2,932,159)  $ (3,740,263)  $ (4,652,939)  $ (4,623,469)  $(12,609,342)
===================================================================================================================================

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       2SP            1AA            2AA            1WI            2WI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $    149,668   $    190,629   $      3,016   $      4,408
Variable account expenses                                       463,521         61,122         60,859         13,558         16,605
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (463,521)        88,546        129,770        (10,542)       (12,197)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          45,114        540,749        276,855        210,292        174,954
    Cost of investments sold                                     50,507        600,892        317,398        236,336        204,214
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (5,393)       (60,143)       (40,543)       (26,044)       (29,260)
Distributions from capital gains                                     --         69,604         86,201             --             --
Net change in unrealized appreciation or
  depreciation of investments                               (11,741,930)    (1,029,825)    (1,365,969)      (351,155)      (576,936)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (11,747,323)    (1,020,364)    (1,320,311)      (377,199)      (606,196)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $(12,210,844)  $   (931,818)  $ (1,190,541)  $   (387,741)  $   (618,393)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     1SG            2SG           BC4(1)         BC5(1)         BD4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $        171   $        384   $    133,126
Variable account expenses                                        31,096         29,762            270            387         30,825
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (31,096)       (29,762)           (99)            (3)       102,301
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         233,870        168,750         24,041         10,149        339,801
    Cost of investments sold                                    297,308        217,507         26,571         13,667        339,360
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (63,438)       (48,757)        (2,530)        (3,518)           441
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,495,003)    (1,747,517)        (4,129)        (8,698)        89,731
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,558,441)    (1,796,274)        (6,659)       (12,216)        90,172
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,589,537)  $ (1,826,036)  $     (6,758)  $    (12,219)  $    192,473
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    BD5(1)         CR4(1)         CR5(1)         CM4(1)         CM5(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    137,056   $        163   $        713   $     73,441   $     63,422
Variable account expenses                                        26,152            309          1,148         81,696         59,602
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 110,904           (146)          (435)        (8,255)         3,820
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,401,527         70,320         62,378      9,746,495      6,484,989
    Cost of investments sold                                  1,398,076         73,612         66,673      9,746,503      6,484,989
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  3,451         (3,292)        (4,295)            (8)            --
Distributions from capital gains                                     --              2             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   102,258         (4,750)       (14,865)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  105,709         (8,040)       (19,160)            (8)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    216,613   $     (8,186)  $    (19,595)  $     (8,263)  $      3,820
===================================================================================================================================


See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    DE4(1)         DE5(1)         EM4(1)         EM5(1)         ES4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     16,438   $     21,129   $         --   $         --   $         --
Variable account expenses                                        11,001         11,187            811            830          3,752
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   5,437          9,942           (811)          (830)        (3,752)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         179,391        102,153         22,891         34,682        117,308
    Cost of investments sold                                    221,271        112,304         26,185         37,466        126,300
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (41,880)       (10,151)        (3,294)        (2,784)        (8,992)
Distributions from capital gains                                     --              2             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (260,421)      (267,908)        (9,359)        (7,889)       (28,332)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (302,301)      (278,057)       (12,653)       (10,673)       (37,324)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (296,864)  $   (268,115)  $    (13,464)  $    (11,503)  $    (41,076)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    ES5(1)         EI4(1)         EI5(1)         FI4(1)         FI5(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $    129,342   $    119,165   $     95,918   $     67,258
Variable account expenses                                         3,597         21,084         16,243         38,563         22,758
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,597)       108,258        102,922         57,355         44,500
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          24,848        177,201        223,097      1,035,422        473,078
    Cost of investments sold                                     25,850        186,042        237,998      1,027,948        470,159
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,002)        (8,841)       (14,901)         7,474          2,919
Distributions from capital gains                                     --             --             --         29,490         21,659
Net change in unrealized appreciation or
  depreciation of investments                                   (28,933)      (129,692)      (127,087)        58,697         37,589
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (29,935)      (138,533)      (141,988)        95,661         62,167
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (33,532)  $    (30,275)  $    (39,066)  $    153,016   $    106,667
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    GB4(1)         GB5(1)         GR4(1)         GR5(1)         IE4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     36,136   $     18,698   $        203   $        465   $        323
Variable account expenses                                         8,890          3,956          1,462          2,522            413
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  27,246         14,742         (1,259)        (2,057)           (90)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          60,455         96,060          4,552         52,222         49,658
    Cost of investments sold                                     58,685         94,660          4,930         55,078         52,759
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,770          1,400           (378)        (2,856)        (3,101)
Distributions from capital gains                                     --             --             --             --              1
Net change in unrealized appreciation or
  depreciation of investments                                    99,985         57,109        (28,500)       (44,758)        (4,388)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  101,755         58,509        (28,878)       (47,614)        (7,488)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    129,001   $     73,251   $    (30,137)  $    (49,671)  $     (7,578)
===================================================================================================================================


See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    IE5(1)         MF4(1)         MF5(1)         ND4(1)         ND5(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        275   $      6,267   $      5,830   $     11,342   $     13,022
Variable account expenses                                           237          2,318          1,931         23,825         21,763
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      38          3,949          3,899        (12,483)        (8,741)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          19,142        111,676        141,173        184,073        185,566
    Cost of investments sold                                     20,768        115,364        147,509        208,722        191,333
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,626)        (3,688)        (6,336)       (24,649)        (5,767)
Distributions from capital gains                                     --          4,462          4,877             48             48
Net change in unrealized appreciation or
  depreciation of investments                                    (3,452)       (23,816)       (22,109)      (523,988)      (521,615)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (5,078)       (23,042)       (23,568)      (548,589)      (527,334)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (5,040)  $    (19,093)  $    (19,669)  $   (561,072)  $   (536,075)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    SV4(1)         SV5(1)         IV4(1)         IV5(1)         SC4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,603   $      3,094   $      7,128   $      7,545   $         --
Variable account expenses                                        14,484         12,653          7,022          5,852          1,839
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (11,881)        (9,559)           106          1,693         (1,839)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          93,470        167,846         59,148         55,720         21,004
    Cost of investments sold                                    104,254        181,889         68,390         60,597         21,854
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (10,784)       (14,043)        (9,242)        (4,877)          (850)
Distributions from capital gains                                  9,064         11,051             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (305,019)      (254,613)      (132,736)      (116,993)       (31,020)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (306,739)      (257,605)      (141,978)      (121,870)       (31,870)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (318,620)  $   (267,164)  $   (141,872)  $   (120,177)  $    (33,709)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    SC5(1)         ST4(1)         ST5(1)         SA4(1)         SA5(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        342   $        458   $         --   $         --
Variable account expenses                                         2,808            581            516            855            448
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,808)          (239)           (58)          (855)          (448)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          30,437          4,868            388         25,987         24,589
    Cost of investments sold                                     32,513          5,652            421         31,499         28,164
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,076)          (784)           (33)        (5,512)        (3,575)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (43,621)       (13,387)       (11,760)       (19,305)       (10,623)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (45,697)       (14,171)       (11,793)       (24,817)       (14,198)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (48,505)  $    (14,410)  $    (11,851)  $    (25,672)  $    (14,646)
===================================================================================================================================


See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4AC(1)         5AC(1)         4AD(1)         5AD(1)         4AB(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $        560
Variable account expenses                                         1,554          1,288          2,170          1,786          6,782
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,554)        (1,288)        (2,170)        (1,786)        (6,222)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,029         36,403         32,563         22,511         78,010
    Cost of investments sold                                     10,516         39,353         37,238         23,831         89,734
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,487)        (2,950)        (4,675)        (1,320)       (11,724)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (36,442)       (29,998)       (48,617)       (35,442)       (87,977)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (37,929)       (32,948)       (53,292)       (36,762)       (99,701)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (39,483)  $    (34,236)  $    (55,462)  $    (38,548)  $   (105,923)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    5AB(1)         4AL(1)         5AL(1)         4AI(1)         5AI(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        329   $      9,032   $      6,001   $        245   $        160
Variable account expenses                                         5,019         20,747         13,177          2,398          3,285
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,690)       (11,715)        (7,176)        (2,153)        (3,125)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          50,665        124,629         87,988         46,150         49,607
    Cost of investments sold                                     54,232        146,149        103,827         53,112         54,907
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (3,567)       (21,520)       (15,839)        (6,962)        (5,300)
Distributions from capital gains                                     --         55,519         36,888             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (46,057)      (487,637)      (322,065)       (46,467)       (74,613)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (49,624)      (453,638)      (301,016)       (53,429)       (79,913)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (54,314)  $   (465,353)  $   (308,192)  $    (55,582)  $    (83,038)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4AV(1)         5AV(1)         4SR(1)         5SR(1)         4CG(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        699   $        776   $      5,382   $      5,434   $         31
Variable account expenses                                        13,168         11,684            873            595          2,728
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (12,469)       (10,908)         4,509          4,839         (2,697)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          72,303        108,478         29,343          7,361          3,714
    Cost of investments sold                                     78,594        117,936         29,991          7,790          4,277
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,291)        (9,458)          (648)          (429)          (563)
Distributions from capital gains                                  4,879          5,413             --             --             88
Net change in unrealized appreciation or
  depreciation of investments                                  (181,128)      (151,646)       (12,900)        (8,782)       (57,517)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (182,540)      (155,691)       (13,548)        (9,211)       (57,992)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (195,009)  $   (166,599)  $     (9,039)  $     (4,372)  $    (60,689)
===================================================================================================================================


See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    5CG(1)         4FG(1)         5FG(1)         4FM(1)         5FM(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         65   $   --         $         --   $         --   $         --
Variable account expenses                                         1,598         17,453         12,565         19,080         16,339
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,533)       (17,453)       (12,565)       (19,080)       (16,339)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          16,619        130,768        210,425        113,766        101,610
    Cost of investments sold                                     18,646        142,070        237,961        118,173        114,140
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,027)       (11,302)       (27,536)        (4,407)       (12,530)
Distributions from capital gains                                    185             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (38,020)      (231,885)      (107,647)      (229,611)      (195,558)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (39,862)      (243,187)      (135,183)      (234,018)      (208,088)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (41,395)  $   (260,640)  $   (147,748)  $   (253,098)  $   (224,427)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4FO(1)         5FO(1)         4RE(1)         5RE(1)         4SI(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $     33,618   $     23,578   $      1,773
Variable account expenses                                         2,772          1,949         16,382         11,970          7,131
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,772)        (1,949)        17,236         11,608         (5,358)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,272         88,675        140,018        411,922         97,147
    Cost of investments sold                                     10,388         97,673        147,196        437,963        109,576
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,116)        (8,998)        (7,178)       (26,041)       (12,429)
Distributions from capital gains                                     --             --             --             --         12,398
Net change in unrealized appreciation or
  depreciation of investments                                   (67,536)       (53,946)      (123,059)       (92,601)      (111,262)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (68,652)       (62,944)      (130,237)      (118,642)      (111,293)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (71,424)  $    (64,893)  $   (113,001)  $   (107,034)  $   (116,651)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    5SI(1)         4MS(1)         5MS(1)         4UE(1)         5UE(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,745   $      4,710   $      2,846   $      7,565   $      5,776
Variable account expenses                                         6,882          6,753          5,300          7,935          3,548
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,137)        (2,043)        (2,454)          (370)         2,228
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          40,637         78,350         38,683         60,183        114,249
    Cost of investments sold                                     44,304         83,229         41,871         70,214        123,143
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (3,667)        (4,879)        (3,188)       (10,031)        (8,894)
Distributions from capital gains                                 12,206         11,680          7,057             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (98,690)       (98,227)       (67,907)      (178,276)       (51,028)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (90,151)       (91,426)       (64,038)      (188,307)       (59,922)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (95,288)  $    (93,469)  $    (66,492)  $   (188,677)  $    (57,694)
===================================================================================================================================


See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4MC(1)         5MC(1)         4ID(1)         5ID(1)         4FS(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     27,982   $     25,487   $         --   $         --   $      2,540
Variable account expenses                                        15,787         10,506          1,465            989          2,248
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  12,195         14,981         (1,465)          (989)           292
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          53,252        141,337         13,011         17,242         15,505
    Cost of investments sold                                     58,639        153,343         15,341         20,997         18,366
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (5,387)       (12,006)        (2,330)        (3,755)        (2,861)
Distributions from capital gains                                  8,164          7,436             --             --          1,259
Net change in unrealized appreciation or
  depreciation of investments                                  (216,041)      (143,491)       (43,199)       (35,099)       (38,662)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (213,264)      (148,061)       (45,529)       (38,854)       (40,264)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (201,069)  $   (133,080)  $    (46,994)  $    (39,843)  $    (39,972)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    5FS(1)         4TC(1)         5TC(1)         4TL(1)         5TL(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,971   $         --   $         --   $         --   $         --
Variable account expenses                                         1,713            604            551            272            152
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,258           (604)          (551)          (272)          (152)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          28,975         14,001         30,710            760         11,998
    Cost of investments sold                                     28,219         21,033         30,281            899         12,760
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    756         (7,032)           429           (139)          (762)
Distributions from capital gains                                  1,484             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (9,451)       (26,647)       (31,192)        (9,506)        (3,731)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (7,211)       (33,679)       (30,763)        (9,645)        (4,493)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (5,953)  $    (34,283)  $    (31,314)  $     (9,917)  $     (4,645)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4GT(1)         5GT(1)         4IG(1)         5IG(1)         4IP(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $      2,920   $      2,477   $        323
Variable account expenses                                           612            246          3,296          2,490          2,849
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (612)          (246)          (376)           (13)        (2,526)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,898          6,090         23,352         40,326         29,628
    Cost of investments sold                                      4,682          6,525         28,968         45,205         31,537
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (784)          (435)        (5,616)        (4,879)        (1,909)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (23,409)       (12,654)       (93,075)       (67,145)       (32,099)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (24,193)       (13,089)       (98,691)       (72,024)       (34,008)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (24,805)  $    (13,335)  $    (99,067)  $    (72,037)  $    (36,534)
===================================================================================================================================


See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    5IP(1)         4MG(1)         5MG(1)         4MD(1)         5MD(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        190   $         --   $         --   $         --   $         --
Variable account expenses                                         1,608          3,333          3,935          8,103          7,651
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,418)        (3,333)        (3,935)        (8,103)        (7,651)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          51,035         31,177         25,594         29,172         41,002
    Cost of investments sold                                     53,073         36,091         27,843         36,892         48,927
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,038)        (4,914)        (2,249)        (7,720)        (7,925)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (12,604)       (75,217)      (126,071)      (250,135)      (249,453)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (14,642)       (80,131)      (128,320)      (257,855)      (257,378)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (16,060)  $    (83,464)  $   (132,255)  $   (265,958)  $   (265,029)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4UT(1)         5UT(1)         4PE(1)         5PE(1)         4EU(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,273   $      2,098   $     12,692   $     13,765   $         --
Variable account expenses                                         2,462          1,271          5,123          4,486            287
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,811            827          7,569          9,279           (287)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          43,489         44,459         40,601         51,884            201
    Cost of investments sold                                     51,566         49,415         42,281         59,419            232
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (8,077)        (4,956)        (1,680)        (7,535)           (31)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (40,047)       (11,429)       (78,024)       (61,779)        (6,166)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (48,124)       (16,385)       (79,704)       (69,314)        (6,197)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (46,313)  $    (15,558)  $    (72,135)  $    (60,035)  $     (6,484)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    5EU(1)         4HS(1)         5HS(1)         4PI(1)         5PI(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $      1,687   $      1,046
Variable account expenses                                           155          3,186          2,497          6,441          7,416
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (155)        (3,186)        (2,497)        (4,754)        (6,370)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,532         65,788         24,138         89,691         67,173
    Cost of investments sold                                      1,815         71,717         25,484         96,155         73,649
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (283)        (5,929)        (1,346)        (6,464)        (6,476)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,564)       (56,128)       (49,270)      (112,829)      (137,716)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (2,847)       (62,057)       (50,616)      (119,293)      (144,192)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (3,002)  $    (65,243)  $    (53,113)  $   (124,047)  $   (150,562)
===================================================================================================================================


See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4VS(1)         5VS(1)         4SO(1)         5SO(1)         4IT(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $      7,070   $      8,272   $         --
Variable account expenses                                           696          1,009         10,779          8,353          3,891
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (696)        (1,009)        (3,709)           (81)        (3,891)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           7,439          7,101        177,546        141,960         42,405
    Cost of investments sold                                      8,005          7,645        222,883        169,156         47,660
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (566)          (544)       (45,337)       (27,196)        (5,255)
Distributions from capital gains                                     --             --         31,934         36,278             --
Net change in unrealized appreciation or
  depreciation of investments                                   (12,669)       (29,541)      (350,441)      (280,597)       (59,832)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (13,235)       (30,085)      (363,844)      (271,515)       (65,087)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (13,931)  $    (31,094)  $   (367,553)  $   (271,596)  $    (68,978)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    5IT(1)         4SP(1)         5SP(1)         4AA(1)         5AA(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $      8,610   $     11,041
Variable account expenses                                         4,004         15,328         12,148          3,911          4,304
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,004)       (15,328)       (12,148)         4,699          6,737
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          72,752        229,461         47,200        122,916         25,733
    Cost of investments sold                                     76,038        265,838         56,659        138,631         25,851
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (3,286)       (36,377)        (9,459)       (15,715)          (118)
Distributions from capital gains                                     --             --             --          3,773          2,855
Net change in unrealized appreciation or
  depreciation of investments                                   (45,145)      (264,870)      (159,650)       (52,185)       (32,767)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (48,431)      (301,247)      (169,109)       (64,127)       (30,030)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (52,435)  $   (316,575)  $   (181,257)  $    (59,428)  $    (23,293)
===================================================================================================================================

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                       ------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                 4WI(1)         5WI(1)          4SG(1)          5SG(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                       $         63    $         65    $         --    $         --
Variable account expenses                                                       343             313           1,914           2,012
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                (280)           (248)         (1,914)         (2,012)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                       7,268          16,056          22,205          39,272
    Cost of investments sold                                                  7,899          18,339          28,283          47,093
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                               (631)         (2,283)         (6,078)         (7,821)
Distributions from capital gains                                                 --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                                (8,202)         (6,766)        (78,872)        (60,481)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                               (8,833)         (9,049)        (84,950)        (68,302)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            $     (9,113)   $     (9,297)   $    (86,864)   $    (70,314)
===================================================================================================================================

(1) For the period Feb. 13, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                           BC1             BC2             BD1             BD2             CR1
OPERATIONS
Investment income (loss) -- net                   $     (56,558)  $       9,995   $   6,185,425   $   6,045,701   $     (74,048)
Net realized gain (loss) on sales of investments     (2,912,273)     (2,338,567)        (31,062)        (20,247)     (2,015,691)
Distributions from capital gains                             --              --              --              --       1,484,998
Net change in unrealized appreciation or
  depreciation of investments                        (6,338,859)     (5,733,645)      1,152,469       1,390,239      (4,059,077)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (9,307,690)     (8,062,217)      7,306,832       7,415,693      (4,663,818)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            2,022,324       4,134,132      56,409,658      75,660,940       8,320,523
Net transfers(2)                                     (4,366,366)     (4,042,558)     10,340,498      12,043,348      (2,679,434)
Transfers for policy loans                                   --         (59,728)             --        (221,836)             --
Annuity payments                                         (8,472)         (9,449)        (57,668)        (54,429)         (8,037)
Contact charges                                         (19,181)        (27,515)        (46,921)        (45,305)         (9,028)
Contract terminations:
    Surrender benefits                                 (852,252)       (936,249)     (3,832,361)     (4,990,255)       (497,104)
    Death benefits                                     (615,570)       (149,370)     (2,001,884)     (1,130,877)       (325,548)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (3,839,517)     (1,090,737)     60,811,322      81,261,586       4,801,372
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      40,747,930      33,763,120     120,835,163      95,910,199      20,374,024
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  27,600,723   $  24,610,166   $ 188,953,317   $ 184,587,478   $  20,511,578
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               49,897,109      41,082,633     106,759,873      83,968,345      26,778,956
Contract purchase payments                            2,836,923       5,726,609      49,215,303      65,949,204      13,769,390
Net transfers(2)                                     (6,481,578)     (6,138,546)      9,065,587      10,431,099      (4,351,290)
Transfers for policy loans                                   --         (86,050)             --        (192,197)             --
Contract charges                                        (27,242)        (39,200)        (40,930)        (39,253)        (13,695)
Contract terminations:
    Surrender benefits                               (1,226,852)     (1,321,036)     (3,847,757)     (4,601,230)       (751,406)
    Death benefits                                     (887,956)       (205,658)     (1,746,973)       (985,974)       (475,695)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     44,110,404      39,018,752     159,405,103     154,529,994      34,956,260
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               CR2             CM1             CM2             DE1             DE2
OPERATIONS
Investment income (loss) -- net                   $     (42,755)  $     562,427   $   1,103,552   $     329,968   $     529,640
Net realized gain (loss) on sales of investments       (910,070)        (10,281)         (5,701)       (365,948)       (199,178)
Distributions from capital gains                      1,518,493              --              --         167,098         176,946
Net change in unrealized appreciation or
  depreciation of investments                        (6,406,494)         10,272           5,691     (12,178,448)    (14,847,317)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (5,840,826)        562,418       1,103,542     (12,047,330)    (14,339,909)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           21,283,378     226,515,881     352,620,135      14,294,648      28,527,376
Net transfers(2)                                     (4,104,074)   (253,897,068)   (322,493,178)     13,351,928      15,281,669
Transfers for policy loans                              (89,501)             --        (246,678)             --         (77,540)
Annuity payments                                        (16,107)        (22,109)         (6,458)        (12,622)        (27,858)
Contact charges                                         (14,375)        (64,550)        (75,696)        (22,411)        (34,816)
Contract terminations:
    Surrender benefits                                 (595,875)     (9,935,594)    (14,691,158)     (1,052,258)     (1,922,194)
    Death benefits                                      (33,118)     (3,607,854)     (2,651,827)       (967,428)       (612,062)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       16,430,328     (41,011,294)     12,455,140      25,591,857      41,134,575
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      20,243,839     289,729,276     267,060,715      42,180,990      44,814,223
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  30,833,341   $ 249,280,400   $ 280,619,397   $  55,725,517   $  71,608,889
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               26,326,833     265,455,463     243,869,987      41,299,277      43,328,168
Contract purchase payments                           33,323,720     207,643,721     321,790,962      15,632,650      30,703,004
Net transfers(2)                                     (6,372,729)    232,372,552)   (294,304,617)     13,403,888      15,440,636
Transfers for policy loans                             (137,173)             --        (224,812)             --         (77,455)
Contract charges                                        (22,061)        (59,180)        (69,006)        (25,626)        (39,949)
Contract terminations:
    Surrender benefits                                 (947,264)     (9,122,334)    (13,395,206)     (1,284,475)     (2,238,773)
    Death benefits                                      (47,463)     (3,307,751)     (2,416,788)     (1,067,486)       (673,232)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     52,123,863     228,237,367     255,250,520      67,958,228      86,442,399
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               EM1             EM2             ES1             ES2             EI1
OPERATIONS
Investment income (loss) -- net                   $     (18,044)  $     (17,726)  $     (48,361)  $     (54,808)  $   6,390,145
Net realized gain (loss) on sales of investments        (16,005)        (15,954)        (17,427)        (15,090)     (1,121,994)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (166,342)       (252,312)       (585,605)       (924,791)    (12,316,535)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (200,391)       (285,992)       (651,393)       (994,689)     (7,048,384)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              796,792       1,180,002       5,077,279       6,994,948      24,104,647
Net transfers(2)                                        981,357       1,122,588       3,937,963       5,797,628      10,170,341
Transfers for policy loans                                   --             188              --         (18,476)             --
Annuity payments                                             --              --              --              --         (21,189)
Contact charges                                          (1,309)         (1,057)         (2,471)         (3,766)        (28,013)
Contract terminations:
    Surrender benefits                                  (30,013)        (64,471)       (248,163)       (247,633)     (2,117,180)
    Death benefits                                      (36,356)        (26,082)        (28,026)        (46,062)     (1,327,559)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        1,710,471       2,211,168       8,736,582      12,476,639      30,781,047
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,108,401       1,291,032       2,224,431       2,476,561      84,016,748
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   2,618,481   $   3,216,208   $  10,309,620   $  13,958,511   $ 107,749,411
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,541,506       1,789,442       2,238,352       2,488,770      88,813,366
Contract purchase payments                            1,112,376       1,605,963       5,833,099       7,855,947      27,188,267
Net transfers(2)                                      1,326,174       1,484,355       4,391,380       6,411,487      10,992,877
Transfers for policy loans                                   --             280              --         (20,716)             --
Contract charges                                         (1,885)         (1,495)         (2,932)         (4,435)        (32,023)
Contract terminations:
    Surrender benefits                                  (40,992)        (90,669)       (285,841)       (284,523)     (2,684,012)
    Death benefits                                      (49,316)        (38,293)        (29,505)        (58,915)     (1,494,115)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      3,887,863       4,749,583      12,144,553      16,387,615     122,784,360
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               EI2             FI1             FI2             GB1             GB2
OPERATIONS
Investment income (loss) -- net                   $   4,818,898   $   1,753,144   $   2,045,237   $   1,188,372   $   1,009,035
Net realized gain (loss) on sales of investments       (493,826)        191,251          64,371          73,687          32,345
Distributions from capital gains                             --         627,626         664,882              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (9,179,710)      1,738,654       1,933,332       3,149,519       2,629,912
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (4,854,638)      4,310,675       4,707,822       4,411,578       3,671,292
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           28,574,235      51,945,608      81,760,298       8,669,594       9,630,015
Net transfers(2)                                      6,507,106      21,749,305       9,445,978       6,523,271       7,259,586
Transfers for policy loans                              (46,974)             --        (104,587)             --         (15,999)
Annuity payments                                        (23,113)        (22,639)        (32,445)           (132)         (1,096)
Contact charges                                         (18,012)        (25,067)        (23,772)         (9,172)         (5,478)
Contract terminations:
    Surrender benefits                               (2,095,832)     (3,172,722)     (3,057,259)       (845,127)       (733,370)
    Death benefits                                     (588,889)     (1,205,831)       (676,298)       (516,936)       (236,437)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       32,308,521      69,268,654      87,311,915      13,821,498      15,897,221
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      55,485,783      64,826,399      57,952,085      24,619,415      17,099,335
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  82,939,666   $ 138,405,728   $ 149,971,822   $  42,852,491   $  36,667,848
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               58,348,189      56,965,798      50,509,732      23,970,170      16,572,087
Contract purchase payments                           31,849,578      44,235,559      69,887,068       8,001,948       8,880,448
Net transfers(2)                                      6,946,593      18,788,681       7,839,941       5,933,028       6,603,439
Transfers for policy loans                              (53,593)             --         (89,693)             --         (14,807)
Contract charges                                        (20,416)        (21,424)        (20,195)         (8,416)         (4,987)
Contract terminations:
    Surrender benefits                               (2,551,983)     (2,784,436)     (2,688,557)       (791,445)       (685,434)
    Death benefits                                     (673,223)     (1,036,829)       (571,993)       (478,893)       (217,939)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     93,845,145     116,147,349     124,866,303      36,626,392      31,132,807
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               GR1             GR2             IE1             IE2             MF1
OPERATIONS
Investment income (loss) -- net                   $    (586,028)  $    (480,779)  $        (431)  $      26,315   $     786,511
Net realized gain (loss) on sales of investments    (11,399,244)     (5,166,821)     (4,534,478)     (3,982,568)     (2,177,581)
Distributions from capital gains                             --              --          24,316          20,548       4,109,822
Net change in unrealized appreciation or
  depreciation of investments                       (10,217,973)    (17,529,137)      2,327,173       1,720,801      (9,529,068)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (22,203,245)    (23,176,737)     (2,183,420)     (2,214,904)     (6,810,316)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            6,610,895      12,949,971       2,940,285       5,059,823      15,747,009
Net transfers(2)                                     (9,881,536)     (6,891,728)     (2,498,751)     (2,209,704)     (4,313,328)
Transfers for policy loans                                   --         (66,143)             --         (20,866)             --
Annuity payments                                         (9,774)        (10,942)         (5,437)         (4,198)        (31,121)
Contact charges                                         (48,574)        (87,358)         (6,190)         (8,327)        (20,636)
Contract terminations:
    Surrender benefits                               (1,839,761)     (1,769,289)       (243,402)       (280,459)     (1,155,121)
    Death benefits                                     (795,604)       (234,569)        (85,017)        (12,622)     (1,095,898)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (5,964,354)      3,889,942         101,488       2,523,647       9,130,905
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      84,435,341      83,919,855      12,550,536      10,653,200      49,925,169
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  56,267,742   $  64,633,060   $  10,468,604   $  10,961,943   $  52,245,758
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              130,763,635     129,185,546      18,664,324      15,821,074      53,096,445
Contract purchase payments                           12,358,946      24,140,748       5,261,904       8,291,256      19,510,292
Net transfers(2)                                    (18,987,870)    (13,595,191)     (4,139,440)     (3,504,710)     (5,208,250)
Transfers for policy loans                                   --        (121,311)             --         (36,566)             --
Contract charges                                        (91,661)       (165,754)        (10,240)        (13,773)        (24,371)
Contract terminations:
    Surrender benefits                               (3,557,045)     (3,336,134)       (448,787)       (525,497)     (1,431,683)
    Death benefits                                   (1,499,837)       (414,727)       (138,540)        (19,830)     (1,329,104)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    118,986,168     135,693,177      19,189,221      20,011,954      64,613,329
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               MF2              ND1            ND2             SV1             SV2
OPERATIONS
Investment income (loss) -- net                   $     850,012   $  (1,095,430)  $    (573,342)  $    (135,816)  $    (142,322)
Net realized gain (loss) on sales of investments       (824,018)     (7,878,723)     (2,919,259)        (62,523)        (13,359)
Distributions from capital gains                      3,229,895         249,762         229,075         101,010         159,932
Net change in unrealized appreciation or
  depreciation of investments                        (9,041,112)    (57,715,115)    (62,280,465)     (2,894,370)     (4,882,493)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (5,785,223)    (66,439,506)    (65,543,991)     (2,991,699)     (4,878,242)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           29,272,168      43,058,058      77,762,083      15,186,765      26,379,690
Net transfers(2)                                     (5,450,002)       (152,920)      9,431,324       7,708,199      12,091,017
Transfers for policy loans                              (81,485)             --        (370,728)             --         (42,677)
Annuity payments                                        (37,898)       (136,428)        (72,907)         (4,475)         (2,285)
Contact charges                                         (28,866)       (155,172)       (299,746)         (8,322)        (12,546)
Contract terminations:
    Surrender benefits                               (1,278,760)     (6,603,268)     (7,304,716)       (249,980)       (350,541)
    Death benefits                                     (154,146)     (3,383,835)     (1,565,414)       (110,824)        (99,878)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       22,241,011      32,626,435      77,579,896      22,521,363      37,962,780
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      35,997,068     272,881,507     246,108,391       6,762,828       7,380,411
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  52,452,856   $ 239,068,436   $ 258,144,296   $  26,292,492   $  40,464,949
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               37,760,282     307,319,932     276,053,946       6,314,047       6,885,287
Contract purchase payments                           34,836,176      56,760,406     100,818,617      14,851,259      25,298,820
Net transfers(2)                                     (6,477,797)     (2,392,297)      9,369,722       7,420,899      11,630,922
Transfers for policy loans                             (101,556)             --        (475,357)             --         (42,778)
Contract charges                                        (33,952)       (202,531)       (389,148)         (9,114)        (13,811)
Contract terminations:
    Surrender benefits                               (1,527,227)     (9,227,585)     (9,620,229)       (355,449)       (455,275)
    Death benefits                                     (182,946)     (4,416,510)     (2,042,277)       (122,160)       (104,371)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     64,272,980     347,841,415     373,715,274      28,099,482      43,198,794
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               IV1             IV2             SC1             SC2             ST1
OPERATIONS
Investment income (loss) -- net                   $      14,690   $      87,780   $    (250,290)  $    (191,218)  $      (2,845)
Net realized gain (loss) on sales of investments       (669,250)       (754,550)       (258,710)       (221,368)        (14,531)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (8,957,858)     (8,268,536)     (4,777,707)     (4,712,134)       (298,088)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (9,612,418)     (8,935,306)     (5,286,707)     (5,124,720)       (315,464)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            9,951,423      14,733,959       4,111,489       6,345,570       1,644,032
Net transfers(2)                                      8,444,429       6,093,063       1,850,368       1,130,495         434,293
Transfers for policy loans                                   --         (45,123)             --         (23,188)             --
Annuity payments                                        (13,083)         (6,961)         (2,422)         (1,316)           (424)
Contact charges                                         (16,686)        (24,245)        (15,189)        (18,156)           (335)
Contract terminations:
    Surrender benefits                               (1,023,927)       (620,019)       (555,102)       (754,461)        (21,776)
    Death benefits                                     (337,450)       (114,352)       (362,392)       (195,255)        (28,718)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       17,004,706      20,016,322       5,026,752       6,483,689       2,027,072
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      32,012,342      28,328,739      26,157,483      24,593,724         499,121
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  39,404,630   $  39,409,755   $  25,897,528   $  25,952,693   $   2,210,729
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               40,574,978      35,957,387      24,346,498      22,792,239         517,488
Contract purchase payments                           14,707,250      21,767,822       4,234,064       6,442,684       1,966,026
Net transfers(2)                                     11,892,826       8,424,925       1,735,676         994,879         506,254
Transfers for policy loans                                   --         (60,886)             --         (24,316)             --
Contract charges                                        (25,356)        (37,229)        (15,901)        (18,946)           (442)
Contract terminations:
    Surrender benefits                               (1,632,150)     (1,116,797)       (581,296)       (788,471)        (32,064)
    Death benefits                                     (506,841)       (164,278)       (377,960)       (195,985)        (36,036)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     65,010,707      64,770,944      29,341,081      29,202,084       2,921,226
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               ST2             SA1             SA2             1AC             2AC
OPERATIONS
Investment income (loss) -- net                   $        (349)  $    (363,565)  $    (280,565)  $     (35,916)  $     (38,996)
Net realized gain (loss) on sales of investments         (7,188)    (15,379,249)     (6,429,387)        (29,974)        (14,424)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (330,149)       (687,288)     (8,853,948)     (1,090,574)     (1,397,621)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (337,686)    (16,430,102)    (15,563,900)     (1,156,464)     (1,451,041)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            1,611,504       4,006,638       9,244,590       3,252,867       5,681,759
Net transfers(2)                                        630,297      (9,046,635)     (7,727,360)      1,872,367       2,505,265
Transfers for policy loans                               (1,463)             --         (21,172)             --          (7,896)
Annuity payments                                             --         (11,563)         (6,943)             --              --
Contact charges                                            (725)        (29,138)        (47,734)         (2,057)         (2,585)
Contract terminations:
    Surrender benefits                                  (17,417)     (1,004,843)     (1,107,826)        (74,664)       (105,411)
    Death benefits                                           --        (414,666)       (165,130)             --         (13,995)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        2,222,196      (6,500,207)        168,425       5,048,513       8,057,137
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         606,355      53,044,804      47,764,584       1,669,759       1,669,796
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   2,490,865   $  30,114,495   $  32,369,109   $   5,561,808   $   8,275,892
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  628,289      65,574,383      58,747,770       1,711,418       1,710,005
Contract purchase payments                            1,948,565       6,505,504      14,721,858       3,850,087       6,787,600
Net transfers(2)                                        735,964     (14,563,246)    (12,439,413)      2,157,649       2,973,776
Transfers for policy loans                               (1,892)             --         (33,649)             --          (9,625)
Contract charges                                           (934)        (44,718)        (73,996)         (2,762)         (3,462)
Contract terminations:
    Surrender benefits                                  (22,320)     (1,642,108)     (1,709,177)        (92,278)       (130,160)
    Death benefits                                           --        (647,024)       (254,906)             --         (15,017)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      3,287,672      55,182,791      58,958,487       7,624,114      11,313,117
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               1AD             2AD             1AB             2AB             1AL
OPERATIONS
Investment income (loss) -- net                   $     (23,874)  $     (26,625)  $     (31,493)  $     (34,399)  $     (56,481)
Net realized gain (loss) on sales of investments        (21,650)        (26,371)           (149)          1,807         (28,225)
Distributions from capital gains                             --              --              --              --         423,602
Net change in unrealized appreciation or
  depreciation of investments                          (645,931)       (996,364)       (243,997)       (645,989)     (3,733,546)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (691,455)     (1,049,360)       (275,639)       (678,581)     (3,394,650)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            2,114,267       3,285,832       5,391,597       7,690,125      14,859,137
Net transfers(2)                                      1,166,844       1,719,852       2,628,912       3,581,900       6,722,768
Transfers for policy loans                                   --          (4,393)             --          (7,562)             --
Annuity payments                                         (2,899)             --            (235)             --          (4,562)
Contact charges                                          (1,350)         (1,684)         (1,382)         (1,351)         (4,737)
Contract terminations:
    Surrender benefits                                  (65,243)        (44,529)        (20,618)        (62,272)       (138,018)
    Death benefits                                      (34,979)         (3,479)         (3,440)         (5,941)        (89,466)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        3,176,640       4,951,599       7,994,834      11,194,899      21,345,122
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,201,714       1,433,282         771,212         786,589       4,225,204
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   3,686,899   $   5,335,521   $   8,490,407   $  11,302,907   $  22,175,676
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,224,392       1,459,193         790,198         804,909       4,363,102
Contract purchase payments                            2,420,731       3,619,791       5,753,004       7,880,684      17,865,965
Net transfers(2)                                      1,314,459       1,963,655       2,759,063       3,713,042       7,913,134
Transfers for policy loans                                   --          (3,839)             --          (7,890)             --
Contract charges                                         (1,751)         (2,181)         (1,551)         (1,505)         (6,303)
Contract terminations:
    Surrender benefits                                 (105,065)        (51,361)        (27,088)        (69,108)       (252,129)
    Death benefits                                      (44,747)         (3,814)         (3,714)         (6,670)       (113,635)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      4,808,019       6,981,444       9,269,912      12,313,462      29,770,134
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               2AL             1AI             2AI             1AV             2AV
OPERATIONS
Investment income (loss) -- net                   $     (46,367)  $     (19,432)  $     (19,495)  $     (76,061)  $     (80,091)
Net realized gain (loss) on sales of investments         (7,826)        (21,695)         (4,245)        (24,439)         (2,486)
Distributions from capital gains                        590,804              --              --         626,430         671,809
Net change in unrealized appreciation or
  depreciation of investments                        (5,364,132)       (907,389)     (1,277,854)     (3,071,603)     (4,106,385)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (4,827,521)       (948,516)     (1,301,594)     (2,545,673)     (3,517,153)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           21,174,367       3,258,496       5,409,253      15,214,310      24,806,670
Net transfers(2)                                     10,866,124       2,016,223       2,498,827       7,590,600       9,715,110
Transfers for policy loans                              (27,102)             --          (7,474)             --         (47,183)
Annuity payments                                         (4,211)         (1,280)             --         (14,209)           (995)
Contact charges                                          (7,820)         (1,792)         (2,365)         (9,135)        (12,993)
Contract terminations:
    Surrender benefits                                 (232,752)        (72,101)        (42,994)       (247,006)       (348,898)
    Death benefits                                     (105,471)        (31,092)        (11,304)       (179,919)       (111,802)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       31,663,135       5,168,454       7,843,943      22,354,641      33,999,909
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       5,365,775       1,796,795       1,817,484       7,740,301       7,631,737
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  32,201,389   $   6,016,733   $   8,359,833   $  27,549,269   $  38,114,493
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                5,550,035       1,926,552       1,950,094       7,297,887       7,356,170
Contract purchase payments                           25,268,621       3,959,722       6,468,421      15,988,379      25,702,004
Net transfers(2)                                     12,934,549       2,458,533       3,040,704       7,835,930      10,007,752
Transfers for policy loans                              (32,852)             --          (8,846)             --         (49,957)
Contract charges                                        (10,513)         (2,402)         (3,176)        (10,333)        (14,709)
Contract terminations:
    Surrender benefits                                 (385,192)       (102,171)        (55,096)       (393,033)       (381,076)
    Death benefits                                     (135,505)        (40,062)        (14,008)       (195,848)       (122,816)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     43,189,143       8,200,172      11,378,093      30,522,982      42,497,368
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               1SR             2SR             1CG             2CG             1FG
OPERATIONS
Investment income (loss) -- net                   $     162,092   $     174,613   $     (18,702)  $     (20,376)  $     (38,617)
Net realized gain (loss) on sales of investments        (92,885)        (76,939)        (49,064)        (37,027)        (23,216)
Distributions from capital gains                             --              --           6,416           8,980              --
Net change in unrealized appreciation or
  depreciation of investments                          (957,880)       (853,336)       (512,425)       (729,570)     (3,356,075)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (888,673)       (755,662)       (573,775)       (777,993)     (3,417,908)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            2,277,965       2,820,762       1,928,259       2,851,080      17,335,094
Net transfers(2)                                        997,129       1,554,841         986,308       1,292,488       8,169,496
Transfers for policy loans                                   --          (5,923)             --          (8,189)             --
Annuity payments                                             --            (171)         (1,242)             --         (11,199)
Contact charges                                          (3,091)         (7,167)         (1,232)         (1,524)         (8,717)
Contract terminations:
    Surrender benefits                                 (148,474)       (149,009)        (25,181)        (63,455)       (272,241)
    Death benefits                                      (51,565)        (27,160)             --         (42,076)       (111,343)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        3,071,964       4,186,173       2,886,912       4,028,324      25,101,090
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       5,403,539       3,996,635         964,458       1,492,882       8,322,960
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   7,586,830   $   7,427,146   $   3,277,595   $   4,743,213   $  30,006,142
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                6,090,449       4,489,864       1,014,962       1,569,856       8,177,315
Contract purchase payments                            2,814,172       3,443,325       2,386,142       3,480,573      19,577,536
Net transfers(2)                                      1,178,536       1,873,509       1,132,969       1,593,755       9,068,792
Transfers for policy loans                                   --          (6,433)             --          (9,816)             --
Contract charges                                         (3,849)         (8,865)         (1,670)         (2,076)        (10,527)
Contract terminations:
    Surrender benefits                                 (181,124)       (239,568)        (92,058)        (82,334)       (360,140)
    Death benefits                                      (66,118)        (31,839)             --         (55,512)       (133,389)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      9,832,066       9,519,993       4,440,345       6,494,446      36,319,587
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               2FG             1FM             2FM             1FO             2FO
OPERATIONS
Investment income (loss) -- net                   $     (56,440)  $    (104,608)  $    (115,091)  $     (25,968)  $     (26,799)
Net realized gain (loss) on sales of investments             --         (72,757)             --         (23,479)        (88,249)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (3,535,427)     (2,234,071)     (3,304,662)     (1,248,421)     (1,573,298)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (3,591,867)     (2,411,436)     (3,419,753)     (1,297,868)     (1,688,346)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           26,242,377      20,191,999      31,357,349       4,647,300       5,704,940
Net transfers(2)                                     11,743,411       8,528,618      12,293,441       2,317,123       3,924,365
Transfers for policy loans                              (36,885)             --         (60,667)             --          (7,638)
Annuity payments                                         (4,762)         (1,247)         (4,578)         (2,834)           (554)
Contact charges                                         (11,669)         (9,882)        (15,672)         (2,277)         (2,400)
Contract terminations:
    Surrender benefits                                 (326,723)       (230,161)       (319,868)        (38,917)        (91,034)
    Death benefits                                     (145,557)        (62,456)       (160,084)        (26,589)        (39,094)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       37,460,192      28,416,871      43,089,921       6,893,806       9,488,585
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       6,353,602       6,949,500       7,245,643       2,036,350       2,028,833
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  40,221,927   $  32,954,935   $  46,915,811   $   7,632,288   $   9,829,072
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                6,362,646       6,689,131       6,903,484       2,156,704       2,146,868
Contract purchase payments                           29,790,636      20,629,517      31,664,963       5,518,216       6,670,545
Net transfers(2)                                     13,302,503       8,591,468      12,482,447       2,601,433       4,535,758
Transfers for policy loans                              (42,731)             --         (64,722)             --          (8,860)
Contract charges                                        (14,131)        (10,747)        (16,996)         (2,972)         (3,154)
Contract terminations:
    Surrender benefits                                 (542,044)       (292,835)       (342,967)       (117,307)       (132,784)
    Death benefits                                     (170,721)        (65,146)       (168,693)        (32,924)        (51,598)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     48,686,158      35,541,388      50,457,516      10,123,150      13,156,775
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               1RE             2RE             1SI             2SI             1MS
OPERATIONS
Investment income (loss) -- net                   $     709,614   $   1,037,266   $    (119,469)  $     (96,122)  $      (5,468)
Net realized gain (loss) on sales of investments          1,982            (619)            161          (1,399)        (16,300)
Distributions from capital gains                             --              --         525,770         672,078          74,894
Net change in unrealized appreciation or
  depreciation of investments                        (1,334,802)     (2,049,365)     (3,037,959)     (4,282,792)       (591,167)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (623,206)     (1,012,718)     (2,631,497)     (3,708,235)       (538,041)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           18,431,897      30,039,447      10,037,443      15,962,169       5,137,777
Net transfers(2)                                     17,779,240      20,520,794       8,828,278      10,052,041       2,069,471
Transfers for policy loans                                   --         (60,082)             --         (51,308)             --
Annuity payments                                         (7,920)        (16,017)         (2,162)         (2,518)             --
Contact charges                                         (17,422)        (19,879)         (8,688)        (12,233)         (1,128)
Contract terminations:
    Surrender benefits                               (1,310,057)     (1,459,045)       (476,219)       (610,575)        (31,104)
    Death benefits                                     (479,363)       (210,302)       (187,804)        (55,590)           (849)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       34,396,375      48,794,916      18,190,848      25,281,986       7,174,167
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      26,463,745      32,992,245      12,869,436      14,607,898       1,074,799
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  60,236,914   $  80,774,443   $  28,428,787   $  36,181,649   $   7,710,925
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               19,803,454      24,476,850       9,583,606      10,800,259       1,114,064
Contract purchase payments                           13,449,716      21,491,940       7,837,429      12,066,957       5,802,100
Net transfers(2)                                     12,686,885      14,661,797       6,653,181       7,473,331       2,272,671
Transfers for policy loans                                   --         (42,735)             --         (40,999)             --
Contract charges                                        (12,767)        (14,453)         (6,884)         (9,622)         (1,339)
Contract terminations:
    Surrender benefits                                 (990,253)     (1,104,613)       (371,207)       (502,154)        (35,909)
    Death benefits                                     (345,834)       (151,466)       (143,274)        (45,189)         (1,005)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     44,591,201      59,317,320      23,552,851      29,742,583       9,150,582
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               2MS             1UE             2UE             1MC             2MC
OPERATIONS
Investment income (loss) -- net                   $        (336)  $    (197,745)  $     (63,009)  $     179,498   $     363,858
Net realized gain (loss) on sales of investments        (13,156)     (1,876,119)       (963,955)          1,096          (1,892)
Distributions from capital gains                         82,117              --              --         191,001         226,426
Net change in unrealized appreciation or
  depreciation of investments                          (722,518)    (12,710,694)    (12,166,443)     (4,290,020)     (5,353,378)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (653,893)    (14,784,558)    (13,193,407)     (3,918,425)     (4,764,986)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            6,346,151       7,150,831      10,890,917      15,937,064      25,706,114
Net transfers(2)                                      2,713,369      (1,161,061)       (426,261)     17,645,576      20,885,551
Transfers for policy loans                               (4,684)             --         (67,008)             --         (35,100)
Annuity payments                                             --         (16,261)         (7,182)        (14,898)         (3,811)
Contact charges                                          (1,555)        (26,694)        (32,335)        (22,114)        (30,266)
Contract terminations:
    Surrender benefits                                  (62,924)     (1,430,830)     (1,058,454)     (1,528,386)     (1,420,380)
    Death benefits                                           --        (740,275)       (132,712)       (446,497)       (128,596)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        8,990,357       3,775,710       9,166,965      31,570,745      44,973,512
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         909,798      61,360,603      52,274,999      33,835,944      32,636,756
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   9,246,262   $  50,351,755   $  48,248,557   $  61,488,264   $  72,845,282
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  942,403      71,184,706      60,342,746      24,711,163      23,748,152
Contract purchase payments                            7,049,451       9,599,116      14,587,614      11,743,803      18,629,848
Net transfers(2)                                      3,028,916      (2,260,621)     (1,295,472)     12,652,556      14,927,262
Transfers for policy loans                               (4,852)             --         (86,770)             --         (24,652)
Contract charges                                         (1,843)        (36,136)        (44,138)        (16,502)        (22,467)
Contract terminations:
    Surrender benefits                                  (71,862)     (1,999,970)     (1,515,015)     (1,221,085)     (1,083,441)
    Death benefits                                           --        (998,360)       (169,123)       (331,261)        (95,367)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     10,942,213      75,488,735      71,819,842      47,538,674      56,079,335
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               1ID             2ID             1FS             2FS             1TC
OPERATIONS
Investment income (loss) -- net                   $     (22,225)  $     (24,329)  $         130   $       7,263   $     (11,128)
Net realized gain (loss) on sales of investments        (14,984)        (13,854)        (12,206)         (1,589)        (73,896)
Distributions from capital gains                             --              --           9,639          14,836              --
Net change in unrealized appreciation or
  depreciation of investments                          (863,696)     (1,217,034)       (398,526)       (608,683)       (720,545)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (900,905)     (1,255,217)       (400,963)       (588,173)       (805,569)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            1,797,212       2,674,267       1,983,738       2,811,344         889,647
Net transfers(2)                                        916,067       1,640,173         621,874       1,328,077         502,896
Transfers for policy loans                                   --          (4,921)             --          (6,882)             --
Annuity payments                                           (767)           (797)             --              --              --
Contact charges                                          (1,619)         (2,605)         (1,502)         (1,717)           (779)
Contract terminations:
    Surrender benefits                                  (35,064)        (56,389)        (36,632)        (27,762)        (30,204)
    Death benefits                                       (8,676)        (18,169)         (9,421)             --         (23,472)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        2,667,153       4,231,559       2,558,057       4,103,060       1,338,088
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,368,953       1,502,622         869,140       1,043,826         827,719
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   3,135,201   $   4,478,964   $   3,026,234   $   4,558,713   $   1,360,238
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,426,478       1,549,777         900,903       1,081,186         911,194
Contract purchase payments                            2,327,985       3,401,272       2,170,616       3,062,073       1,343,681
Net transfers(2)                                      1,172,766       2,054,883         692,619       1,470,576         669,149
Transfers for policy loans                                   --          (6,969)             --          (7,626)             --
Contract charges                                         (2,476)         (4,056)         (1,801)         (2,113)         (1,582)
Contract terminations:
    Surrender benefits                                  (66,472)        (83,895)        (43,471)        (32,282)        (47,757)
    Death benefits                                      (13,513)        (24,495)         (9,791)             --         (30,126)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      4,844,768       6,886,517       3,709,075       5,571,814       2,844,559
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               2TC             1TL             2TL             1GT             2GT
OPERATIONS
Investment income (loss) -- net                   $      (9,060)  $      (5,087)  $      (4,051)  $     (98,594)  $     (84,737)
Net realized gain (loss) on sales of investments        (29,282)        (39,802)        (49,264)     (3,025,201)     (1,801,244)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (716,596)       (341,752)       (266,609)     (2,949,362)     (4,576,884)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (754,938)       (386,641)       (319,924)     (6,073,157)     (6,462,865)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            1,445,708         418,337         648,498       1,175,260       2,808,789
Net transfers(2)                                        700,575         118,573         145,054      (1,350,857)     (1,497,591)
Transfers for policy loans                               (1,965)             --           1,686              --         (17,518)
Annuity payments                                             --              --              --          (1,778)           (163)
Contact charges                                            (995)           (332)           (354)         (8,219)        (16,993)
Contract terminations:
    Surrender benefits                                  (20,127)         (8,740)        (13,113)       (263,473)       (260,800)
    Death benefits                                       (6,069)             --          (5,131)        (92,013)        (59,295)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        2,117,127         527,838         776,640        (541,080)        956,429
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         445,049         516,078         339,573      14,436,141      14,783,844
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   1,807,238   $     657,275   $     796,289   $   7,821,904   $   9,277,408
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  489,634         613,528         403,548      34,050,475      34,766,823
Contract purchase payments                            2,277,851         789,648       1,280,820       3,557,520       8,657,280
Net transfers(2)                                      1,056,896         221,722         290,392      (4,918,561)     (5,082,265)
Transfers for policy loans                               (3,157)             --           3,471              --         (63,884)
Contract charges                                         (2,039)           (802)           (851)        (27,942)        (58,520)
Contract terminations:
    Surrender benefits                                  (37,668)        (19,667)        (26,688)     (1,026,145)       (849,431)
    Death benefits                                      (12,640)             --         (12,488)       (281,678)       (170,481)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      3,768,877       1,604,429       1,938,204      31,353,669      37,199,522
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               1IG             2IG             1IP             2IP             1MG
OPERATIONS
Investment income (loss) -- net                   $     (99,725)  $     (18,112)  $    (139,900)  $    (100,626)  $    (303,815)
Net realized gain (loss) on sales of investments     (1,179,439)       (505,541)       (260,970)        (52,369)     (1,108,330)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                       (10,240,285)    (11,019,525)     (1,621,411)     (1,811,344)     (9,711,494)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (11,519,449)    (11,543,178)     (2,022,281)     (1,964,339)    (11,123,639)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            5,968,392      10,323,865       3,667,889       6,418,148       6,229,638
Net transfers(2)                                        798,431       1,912,320       3,071,393       3,342,871       1,805,651
Transfers for policy loans                                   --         (52,039)             --          (8,668)             --
Annuity payments                                         (8,166)         (5,450)         (9,929)         (8,020)        (11,737)
Contact charges                                         (20,387)        (30,442)         (6,612)         (8,330)        (16,154)
Contract terminations:
    Surrender benefits                                 (743,999)       (713,543)       (294,712)       (283,564)       (817,902)
    Death benefits                                     (344,185)       (345,633)       (155,011)        (29,409)       (218,845)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        5,650,086      11,089,078       6,273,018       9,423,028       6,970,651
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      38,964,943      36,904,470      14,291,834      11,604,651      34,386,783
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  33,095,580   $  36,450,370   $  18,542,571   $  19,063,340   $  30,233,795
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               64,147,250      60,527,027      19,727,365      15,860,418      51,051,303
Contract purchase payments                           11,320,860      19,699,535       5,452,579       9,327,334      11,062,365
Net transfers(2)                                        841,163       3,145,575       4,492,775       4,850,797       2,495,971
Transfers for policy loans                                   --         (98,489)             --         (13,405)             --
Contract charges                                        (41,009)        (61,668)         (9,961)        (12,425)        (29,908)
Contract terminations:
    Surrender benefits                               (1,484,235)     (1,378,050)       (577,996)       (437,013)     (1,535,284)
    Death benefits                                     (672,684)       (644,759)       (231,400)        (43,779)       (381,887)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     74,111,345      81,189,171      28,853,362      29,531,927      62,662,560
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               2MG             1MD             2MD             1UT             2UT
OPERATIONS
Investment income (loss) -- net                   $    (256,634)  $    (312,231)  $    (252,889)  $      49,969   $      54,956
Net realized gain (loss) on sales of investments       (793,817)       (451,597)       (146,680)       (125,966)        (27,566)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                       (10,765,671)    (12,676,865)    (13,130,549)       (813,369)     (1,058,976)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (11,816,122)    (13,440,693)    (13,530,118)       (889,366)     (1,031,586)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           10,417,521       8,784,803      13,116,806       2,280,914       4,182,357
Net transfers(2)                                      2,272,851       4,934,262       6,737,157       1,197,847       1,515,571
Transfers for policy loans                              (32,639)             --         (40,577)             --         (13,399)
Annuity payments                                         (8,418)         (1,677)         (2,833)         (2,706)             --
Contact charges                                         (24,920)        (16,420)        (24,506)         (2,351)         (2,993)
Contract terminations:
    Surrender benefits                                 (657,839)       (706,502)       (552,847)       (190,723)       (104,789)
    Death benefits                                     (316,519)       (222,963)       (217,950)        (53,790)        (23,088)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       11,650,037      12,771,503      19,015,250       3,229,191       5,553,659
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      34,000,110      33,044,416      30,681,980       2,513,303       2,672,004
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  33,834,025   $  32,375,226   $  36,167,112   $   4,853,128   $   7,194,077
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               50,211,519      36,822,197      34,072,333       2,777,731       2,996,710
Contract purchase payments                           18,279,637      11,870,022      17,942,518       3,128,074       5,729,510
Net transfers(2)                                      3,012,293       6,033,466       8,458,842       1,550,103       2,032,292
Transfers for policy loans                              (56,899)             --         (54,694)             --         (18,926)
Contract charges                                        (45,941)        (24,051)        (35,874)         (3,600)         (4,601)
Contract terminations:
    Surrender benefits                               (1,288,280)     (1,000,783)       (829,539)       (280,952)       (157,252)
    Death benefits                                     (535,914)       (317,532)       (281,115)        (78,077)        (34,276)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     69,576,415      53,383,319      59,272,471       7,093,279      10,543,457
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               1PE             2PE             1EU             2EU             1HS
OPERATIONS
Investment income (loss) -- net                   $      57,319   $     104,553   $      (3,265)  $      (4,406)  $     (33,448)
Net realized gain (loss) on sales of investments        (22,981)        (12,695)        (15,330)         (4,503)        (49,501)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (613,584      (1,042,503)        (64,057)       (123,124)       (758,201)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (579,246)       (950,645)        (82,652)       (132,033)       (841,150)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            3,562,232       5,713,774         310,130         594,960       3,107,073
Net transfers(2)                                      1,811,797       3,635,426         210,931         457,671       1,179,650
Transfers for policy loans                                   --          (2,648)             --          (4,242)             --
Annuity payments                                           (892)         (3,448)             --              --              --
Contact charges                                          (1,147)         (1,447)           (107)           (235)         (2,292)
Contract terminations:
    Surrender benefits                                  (31,358)        (78,435)        (31,616)         (4,679)        (57,239)
    Death benefits                                           --          (9,422)             --              --          (6,742)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        5,340,632       9,253,800         489,338       1,043,475       4,220,450
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,078,212       1,283,658         139,936         118,420       1,710,449
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   5,839,598   $   9,586,813   $     546,622   $   1,029,862   $   5,089,749
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,106,491       1,316,285         143,349         121,209       1,743,428
Contract purchase payments                            4,090,595       6,448,296         357,119         679,598       3,600,002
Net transfers(2)                                      2,050,283       4,139,177         236,579         521,496       1,309,278
Transfers for policy loans                                   --          (2,710)             --          (4,592)             --
Contract charges                                         (1,443)         (1,801)           (139)           (298)         (2,922)
Contract terminations:
     Surrender benefits                                 (52,749)       (236,463)        (38,539)         (5,363)        (68,112)
     Death benefits                                          --         (11,407)             --              --          (7,452)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      7,193,177      11,651,377         698,369       1,312,050       6,574,222
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               2HS             1PI             2PI             1VS             2VS
OPERATIONS
Investment income (loss) -- net                   $     (42,173)  $     (29,006)  $     (30,152)  $    (536,834)  $    (385,531)
Net realized gain (loss) on sales of investments        (17,171)         (6,066)         (2,471)    (12,292,996)     (5,661,623)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (1,122,822)     (1,304,489)     (1,844,441)     (9,589,578)    (14,121,442)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (1,182,166)     (1,339,561)     (1,877,064)    (22,419,408)    (20,168,596)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            5,850,268       7,375,041      10,519,460       4,004,590       8,492,606
Net transfers(2)                                      2,223,581       3,825,599       5,479,955     (10,765,284)     (8,197,615)
Transfers for policy loans                              (12,920)             --         (20,759)             --         (92,203)
Annuity payments                                            (12)             --             (20)        (22,310)         (4,672)
Contact charges                                          (3,660)         (2,589)         (3,327)        (42,622)        (64,203)
Contract terminations:
    Surrender benefits                                  (72,617)        (67,207)       (113,591)     (1,547,977)     (1,210,509)
    Death benefits                                      (38,055)        (34,903)        (43,467)       (482,379)       (264,142)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        7,946,585      11,095,941      15,818,251      (8,855,982)     (1,340,738)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       2,098,225       2,092,135       2,363,246      74,483,171      63,852,496
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   8,862,644   $  11,848,515   $  16,304,433   $  43,207,781   $  42,343,162
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                2,136,818       2,180,274       2,460,406      87,722,365      74,818,967
Contract purchase payments                            6,855,015       8,647,322      12,139,721       5,697,185      12,021,340
Net transfers(2)                                      2,581,647       4,437,292       6,392,363     (16,396,966)    (12,432,366)
Transfers for policy loans                              (15,629)             --         (23,498)             --        (125,199)
Contract charges                                         (4,657)         (3,291)         (4,278)        (61,956)        (93,898)
Contract terminations:                                       --
    Surrender benefits                                  (89,519)        (78,177)       (139,309)     (2,339,054)     (1,789,265)
    Death benefits                                      (47,950)        (45,568)        (52,700)       (691,817)       (366,986)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     11,415,725      15,137,852      20,772,705      73,929,757      72,032,593
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               1SO             2SO             1IT             2IT             1SP
OPERATIONS
Investment income (loss) -- net                   $     (23,135)  $       1,093   $    (271,063)  $    (208,427)  $    (595,605)
Net realized gain (loss) on sales of investments        (31,634)         (6,234)       (753,804)       (204,841)       (119,971)
Distributions from capital gains                        258,468         385,946              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (3,135,858)     (4,121,068)     (3,628,072)     (4,210,201)    (11,893,766)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (2,932,159)     (3,740,263)     (4,652,939)     (4,623,469)    (12,609,342)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            7,749,316      13,250,420       6,321,855       9,327,354      18,130,356
Net transfers(2)                                      3,912,352       5,336,892       4,285,898       3,973,057      12,140,991
Transfers for policy loans                                   --         (11,837)             --         (35,902)             --
Annuity payments                                         (1,122)         (2,052)         (4,475)         (2,303)        (12,497)
Contact charges                                          (4,551)         (5,374)        (14,377)        (20,280)        (30,181)
Contract terminations:
    Surrender benefits                                 (114,206)       (178,643)       (739,923)       (543,855)     (1,477,203)
    Death benefits                                      (24,085)        (29,655)       (310,882)        (84,527)       (432,409)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       11,517,704      18,359,751       9,538,096      12,613,544      28,319,057
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       3,711,533       3,671,538      25,663,389      23,627,517      53,762,660
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  12,297,078   $  18,291,026   $  30,548,546   $  31,617,592   $  69,472,375
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                3,747,064       3,700,618      30,296,994      27,817,713      46,456,080
Contract purchase payments                            9,086,671      15,766,810       8,081,187      11,583,078      17,344,297
Net transfers(2)                                      4,515,474       6,267,410       5,288,582       5,032,907      11,022,673
Transfers for policy loans                                   --         (14,070)             --         (44,915)             --
Contract charges                                         (6,323)         (7,531)        (18,094)        (25,558)        (29,565)
Contract terminations:
    Surrender benefits                                 (180,687)       (275,225)       (953,926)       (701,350)     (1,512,468)
    Death benefits                                      (32,355)        (41,377)       (385,906)       (107,873)       (428,044)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     17,129,844      25,396,635      42,308,837      43,554,002      72,852,973
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               2SP             1AA             2AA             1WI             2WI
OPERATIONS
Investment income (loss) -- net                   $    (463,521)  $      88,546   $     129,770   $     (10,542)  $     (12,197)
Net realized gain (loss) on sales of investments         (5,393)        (60,143)        (40,543)        (26,044)        (29,260)
Distributions from capital gains                             --          69,604          86,201              --              --
Net change in unrealized appreciation or
  depreciation of investments                       (11,741,930)     (1,029,825)     (1,365,969)       (351,155)       (576,936)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (12,210,844)       (931,818)     (1,190,541)       (387,741)       (618,393)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           26,715,272       4,507,289       6,397,061         755,416       1,629,123
Net transfers(2)                                     14,825,155       3,345,301       3,745,797         640,394       1,180,252
Transfers for policy loans                              (75,788)             --          (5,756)             --          (2,669)
Annuity payments                                         (3,204)           (788)           (248)             --              --
Contact charges                                         (38,893)         (2,746)         (4,004)           (633)           (845)
Contract terminations:
    Surrender benefits                               (1,229,699)       (112,259)       (163,838)         (6,572)        (23,129)
    Death benefits                                     (310,011)        (16,863)             --         (19,619)         (5,071)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       39,882,832       7,719,934       9,969,012       1,368,986       2,777,661
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      47,363,850       3,120,142       3,682,381         927,595       1,080,049
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  75,035,838   $   9,908,258   $  12,460,852   $   1,908,840   $   3,239,317
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               40,791,482       3,223,573       3,799,139       1,030,776       1,199,580
Contract purchase payments                           25,474,549       5,098,853       7,120,413         986,332       2,098,893
Net transfers(2)                                     13,657,813       3,701,708       4,148,615         797,810       1,448,936
Transfers for policy loans                              (74,886)             --          (6,388)             --          (3,707)
Contract charges                                        (38,015)         (3,214)         (4,680)           (881)         (1,173)
Contract terminations:
    Surrender benefits                               (1,212,634)       (142,732)       (193,290)         (8,391)        (32,251)
    Death benefits                                     (287,226)        (19,033)             --         (25,133)         (7,462)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     78,311,083      11,859,155      14,863,809       2,780,513       4,702,816
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)             1SG             2SG            BC4(1)          BC5(1)          BD4(1)
OPERATIONS
Investment income (loss) -- net                   $     (31,096)  $     (29,762)  $         (99)  $          (3)  $     102,301
Net realized gain (loss) on sales of investments        (63,438)        (48,757)         (2,530)         (3,518)            441
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (1,495,003)     (1,747,517)         (4,129)         (8,698)         89,731
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (1,589,537)     (1,826,036)         (6,758)        (12,219)        192,473
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            2,389,913       3,805,144          47,332         101,111       5,048,685
Net transfers(2)                                      1,614,913       1,946,653          (9,707)         10,613         990,704
Transfers for policy loans                                   --          (3,846)             --            (114)             --
Annuity payments                                             --              (6)             --              --              --
Contact charges                                          (1,617)         (2,168)             --              --              --
Contract terminations:
    Surrender benefits                                 (100,806)        (72,758)             --              --         (24,633)
    Death benefits                                       (6,086)        (20,193)             --              --         (17,438)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        3,896,317       5,652,826          37,625         111,610       5,997,318
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       2,095,392       1,939,030              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   4,402,172   $   5,765,820   $      30,867   $      99,391   $   6,189,791
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                2,229,738       2,060,286              --              --              --
Contract purchase payments                            3,458,438       5,432,455          51,902         116,317       5,024,503
Net transfers(2)                                      2,121,393       2,658,636         (12,772)          9,694         987,596
Transfers for policy loans                                   --          (6,223)             --            (149)             --
Contract charges                                         (2,713)         (3,615)             --              --              --
Contract terminations:
    Surrender benefits                                 (143,010)       (114,585)             --              --         (24,382)
    Death benefits                                       (9,203)        (34,701)             --              --         (17,055)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      7,654,643       9,992,253          39,130         125,862       5,970,662
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           BD5(1)          CR4(1)          CR5(1)          CM4(1)          CM5(1)
OPERATIONS
Investment income (loss) -- net                   $     110,904   $        (146)  $        (435)  $      (8,255)  $       3,820
Net realized gain (loss) on sales of investments          3,451          (3,292)         (4,295)             (8)             --
Distributions from capital gains                             --               2              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           102,258          (4,750)        (14,865)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             216,613          (8,186)        (19,595)         (8,263)          3,820
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            6,006,171          54,601         247,183      29,659,364      27,036,148
Net transfers(2)                                        552,973          31,037          (8,756)    (17,290,614)    (14,422,833)
Transfers for policy loans                               (3,498)             --              --              --         (83,850)
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                  (21,182)             --          (1,444)       (227,446)        (74,523)
    Death benefits                                      (20,589)             --              --              --             (16)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        6,513,875          85,638         236,983      12,141,304      12,454,926
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   6,730,488   $      77,452   $     217,388   $  12,133,041   $  12,458,746
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                            5,980,029          59,081         307,772      29,671,166      27,027,854
Net transfers(2)                                        545,339          36,798         (14,526)    (17,295,362)    (14,417,129)
Transfers for policy loans                               (3,482)             --              --              --         (83,818)
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                  (21,103)             --          (1,838)       (227,611)        (74,486)
    Death benefits                                      (19,934)             --              --              --             (16)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      6,480,849          95,879         291,408      12,148,193      12,452,405
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           DE4(1)          DE5(1)          EM4(1)          EM5(1)          ES4(1)
OPERATIONS
Investment income (loss) -- net                   $       5,437   $       9,942   $        (811)  $        (830)  $      (3,752)
Net realized gain (loss) on sales of investments        (41,880)        (10,151)         (3,294)         (2,784)         (8,992)
Distributions from capital gains                             --               2              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (260,421)       (267,908)         (9,359)         (7,889)        (28,332)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (296,864)       (268,115)        (13,464)        (11,503)        (41,076)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            1,561,433       2,326,663          54,887         182,387         710,007
Net transfers(2)                                        477,738         545,728          67,211          27,250         110,753
Transfers for policy loans                                   --            (412)             --              --              --
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                  (38,087)         (9,627)             --              --              --
    Death benefits                                       (2,793)         (9,411)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        1,998,291       2,852,941         122,098         209,637         820,760
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   1,701,427   $   2,584,826   $     108,634   $     198,134   $     779,684
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                            1,615,763       2,524,209          57,166         195,357         780,228
Net transfers(2)                                        493,625         598,753          63,553          24,428         108,540
Transfers for policy loans                                   --            (493)             --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                  (47,561)        (10,376)             --              --              --
    Death benefits                                       (3,544)        (11,276)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      2,058,283       3,100,817         120,719         219,785         888,768
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           ES5(1)          EI4(1)          EI5(1)          FI4(1)          FI5(1)
OPERATIONS
Investment income (loss) -- net                   $      (3,597)  $     108,258   $     102,922   $      57,355   $      44,500
Net realized gain (loss) on sales of investments         (1,002)         (8,841)        (14,901)          7,474           2,919
Distributions from capital gains                             --              --              --          29,490          21,659
Net change in unrealized appreciation or
  depreciation of investments                           (28,933)       (129,692)       (127,087)         58,697          37,589
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (33,532)        (30,275)        (39,066)        153,016         106,667
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              831,820       3,148,594       3,256,958       7,519,444       5,570,686
Net transfers(2)                                        219,050         872,880         497,017         401,496         717,229
Transfers for policy loans                                   --              --          (2,087)             --          (1,198)
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                   (3,854)         (2,915)        (11,928)         (8,616)        (35,740)
    Death benefits                                           --          (1,713)             --        (119,249)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        1,047,016       4,016,846       3,739,960       7,793,075       6,250,977
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   1,013,484   $   3,986,571   $   3,700,894   $   7,946,091   $   6,357,644
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                              913,006       3,325,246       3,432,651       7,364,242       5,447,876
Net transfers(2)                                        244,703         949,252         539,108         405,206         695,143
Transfers for policy loans                                   --              --          (2,224)             --          (1,186)
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                   (4,448)         (3,163)        (12,951)         (8,384)        (34,767)
    Death benefits                                           --          (1,880)             --        (115,287)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,153,261       4,269,455       3,956,584       7,645,777       6,107,066
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT
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

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           GB4(1)          GB5(1)          GR4(1)          GR5(1)          IE4(1)
OPERATIONS
Investment income (loss) -- net                   $      27,246   $      14,742   $      (1,259)  $      (2,057)  $         (90)
Net realized gain (loss) on sales of investments          1,770           1,400            (378)         (2,856)         (3,101)
Distributions from capital gains                             --              --              --              --               1
Net change in unrealized appreciation or
  depreciation of investments                            99,985          57,109         (28,500)        (44,758)         (4,388)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             129,001          73,251         (30,137)        (49,671)         (7,578)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              979,709         778,812         237,212         632,485          65,710
Net transfers(2)                                        633,154         361,711          92,541         168,667          31,286
Transfers for policy loans                                   --              --              --          (5,109)             --
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                     (331)         (3,012)             --          (1,267)             --
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        1,612,532       1,137,511         329,753         794,776          96,996
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   1,741,533   $   1,210,762   $     299,616   $     745,105   $      89,418
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                              927,453         727,585         278,544         772,413          71,722
Net transfers(2)                                        601,721         335,624         113,363         208,619          33,306
Transfers for policy loans                                   --              --              --          (6,457)             --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                     (301)         (2,716)             --          (1,591)             --
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,528,873       1,060,493         391,907         972,984         105,028
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           IE5(1)          MF4(1)          MF5(1)          ND4(1)          ND5(1)
OPERATIONS
Investment income (loss) -- net                   $          38   $       3,949   $       3,899   $     (12,483)  $      (8,741)
Net realized gain (loss) on sales of investments         (1,626)         (3,688)         (6,336)        (24,649)         (5,767)
Distributions from capital gains                             --           4,462           4,877              48              48
Net change in unrealized appreciation or
  depreciation of investments                            (3,452)        (23,816)        (22,109)       (523,988)       (521,615)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (5,040)        (19,093)        (19,669)       (561,072)       (536,075)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               50,346         436,050         490,049       3,734,594       4,815,164
Net transfers(2)                                          2,273          (2,988)          6,294         876,737       1,015,277
Transfers for policy loans                                   --              --              --              --         (11,940)
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                     (423)             --              --         (14,296)        (27,084)
    Death benefits                                           --              --              --          (1,021)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           52,196         433,062         496,343       4,596,014       5,791,417
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $      47,156   $     413,969   $     476,674   $   4,034,942   $   5,255,342
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                               53,518         461,983         522,557       4,101,520       5,433,353
Net transfers(2)                                          2,303            (193)          8,162         966,183       1,176,049
Transfers for policy loans                                   --              --              --              --         (14,390)
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                     (449)             --              --         (17,282)        (30,430)
    Death benefits                                           --              --              --          (1,216)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         55,372         461,790         530,719       5,049,205       6,564,582
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           SV4(1)          SV5(1)          IV4(1)          IV5(1)          SC4(1)
OPERATIONS
Investment income (loss) -- net                   $     (11,881)  $      (9,559)  $         106   $       1,693   $      (1,839)
Net realized gain (loss) on sales of investments        (10,784)        (14,043)         (9,242)         (4,877)           (850)
Distributions from capital gains                          9,064          11,051              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (305,019)       (254,613)       (132,736)       (116,993)        (31,020)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (318,620)       (267,164)       (141,872)       (120,177)        (33,709)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            2,182,749       2,570,076       1,252,259       1,284,612         347,330
Net transfers(2)                                        500,420         631,437         201,686         355,600         126,854
Transfers for policy loans                                   --          (2,242)             --          (1,236)             --
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                  (15,685)         (4,552)         (1,758)        (13,750)         (1,569)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        2,667,484       3,194,719       1,452,187       1,625,226         472,615
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   2,348,864   $   2,927,555   $   1,310,315   $   1,505,049   $     438,906
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                            2,169,600       2,644,769       1,427,906       1,476,669         376,372
Net transfers(2)                                        512,987         678,005         221,741         430,840         141,807
Transfers for policy loans                                   --          (2,065)             --          (1,298)             --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                  (17,700)         (5,112)         (1,926)        (16,774)         (1,851)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      2,664,887       3,315,597       1,647,721       1,889,437         516,328
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           SC5(1)          ST4(1)          ST5(1)          SA4(1)          SA5(1)
OPERATIONS
Investment income (loss) -- net                   $      (2,808)  $        (239)  $         (58)  $        (855)  $        (448)
Net realized gain (loss) on sales of investments         (2,076)           (784)            (33)         (5,512)         (3,575)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (43,621)        (13,387)        (11,760)        (19,305)        (10,623)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (48,505)        (14,410)        (11,851)        (25,672)        (14,646)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              676,596         101,737         115,944         137,171          98,588
Net transfers(2)                                        141,308          12,829          52,696           7,488          (1,475)
Transfers for policy loans                                   --              --              --              --              --
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                   (2,688)            (83)           (142)         (3,322)           (162)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          815,216         114,483         168,498         141,337          96,951
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     766,711   $     100,073   $     156,647   $     115,665   $      82,305
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                              740,787         109,629         135,274         157,351         116,390
Net transfers(2)                                        162,652          15,823          60,762           7,912          (2,054)
Transfers for policy loans                                   --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                   (3,088)           (108)           (174)         (4,605)           (217)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        900,351         125,344         195,862         160,658         114,119
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)           4AC(1)          5AC(1)          4AD(1)          5AD(1)          4AB(1)
OPERATIONS
Investment income (loss) -- net                   $      (1,554)  $      (1,288)  $      (2,170)  $      (1,786)  $      (6,222)
Net realized gain (loss) on sales of investments         (1,487)         (2,950)         (4,675)         (1,320)        (11,724)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (36,442)        (29,998)        (48,617)        (35,442)        (87,977)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (39,483)        (34,236)        (55,462)        (38,548)       (105,923)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              282,240         282,813         347,872         359,645       1,201,124
Net transfers(2)                                        104,645          48,392          79,934         126,530         217,289
Transfers for policy loans                                   --              --              --              --              --
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                       --          (1,334)           (726)         (3,597)         (8,918)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          386,885         329,871         427,080         482,578       1,409,495
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     347,402   $     295,635   $     371,618   $     444,030   $   1,303,572
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                              322,161         328,278         378,758         411,494       1,167,044
Net transfers(2)                                        124,552          52,760          85,152         145,195         213,675
Transfers for policy loans                                   --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                       --          (1,575)           (862)         (4,392)         (9,758)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        446,713         379,463         463,048         552,297       1,370,961
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)            5AB(1)          4AL(1)          5AL(1)          4AI(1)          5AI(1)
OPERATIONS
Investment income (loss) -- net                   $      (4,690)  $     (11,715)  $      (7,176)  $      (2,153)  $      (3,125)
Net realized gain (loss) on sales of investments         (3,567)        (21,520)        (15,839)         (6,962)         (5,300)
Distributions from capital gains                             --          55,519          36,888              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (46,057)       (487,637)       (322,065)        (46,467)        (74,613)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (54,314)       (465,353)       (308,192)        (55,582)        (83,038)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            1,090,404       2,726,916       2,761,387         326,849         720,339
Net transfers(2)                                        319,111       1,026,961         396,887         108,546         169,780
Transfers for policy loans                                 (953)             --          (6,196)             --              --
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                   (4,314)         (3,313)        (12,524)             --          (5,038)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        1,404,248       3,750,564       3,139,554         435,395         885,081
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   1,349,934   $   3,285,211   $   2,831,362   $     379,813   $     802,043
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                            1,099,322       2,968,314       3,095,275         336,365         766,391
Net transfers(2)                                        322,952       1,107,214         428,424         111,717         183,783
Transfers for policy loans                                 (808)             --          (7,058)             --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                   (4,363)         (3,970)        (13,860)             --          (5,679)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,417,103       4,071,558       3,502,781         448,082         944,495
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)            4AV(1)          5AV(1)          4SR(1)          5SR(1)          4CG(1)
OPERATIONS
Investment income (loss) -- net                   $     (12,469)  $     (10,908)  $       4,509   $       4,839   $      (2,697)
Net realized gain (loss) on sales of investments         (6,291)         (9,458)           (648)           (429)           (563)
Distributions from capital gains                          4,879           5,413              --              --              88
Net change in unrealized appreciation or
  depreciation of investments                          (181,128)       (151,646)        (12,900)         (8,782)        (57,517)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (195,009)       (166,599)         (9,039)         (4,372)        (60,689)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            1,809,398       2,202,493         132,602         148,734         152,627
Net transfers(2)                                        517,668         507,108          69,867          44,400         329,922
Transfers for policy loans                                   --          (1,784)             --              --              --
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                   (4,352)         (9,056)             --          (2,966)             --
    Death benefits                                         (991)         (9,616)        (10,234)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        2,321,723       2,689,145         192,235         190,168         482,549
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   2,126,714   $   2,522,546   $     183,196   $     185,796   $     421,860
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                            1,852,546       2,320,756         140,290         166,858         166,413
Net transfers(2)                                        548,979         537,954          79,770          47,660         355,111
Transfers for policy loans                                   --          (2,005)             --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                   (4,755)         (9,353)             --          (3,375)             --
    Death benefits                                       (1,138)        (10,845)        (11,586)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      2,395,632       2,836,507         208,474         211,143         521,524
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)            5CG(1)         4FG(1)           5FG(1)          4FM(1)          5FM(1)
OPERATIONS
Investment income (loss) -- net                   $      (1,533)  $     (17,453)  $     (12,565)  $     (19,080)  $     (16,339)
Net realized gain (loss) on sales of investments         (2,027)        (11,302)        (27,536)         (4,407)        (12,530)
Distributions from capital gains                            185              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (38,020)       (231,885)       (107,647)       (229,611)       (195,558)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (41,395)       (260,640)       (147,748)       (253,098)       (224,427)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              244,884       2,352,879       2,659,978       2,873,437       3,255,125
Net transfers(2)                                        107,339         909,216         585,103         566,110         744,513
Transfers for policy loans                                   --              --          (3,863)             --              --
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                     (757)         (7,164)        (12,845)         (8,453)        (16,497)
    Death benefits                                           --              --          (9,895)           (980)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          351,466       3,254,931       3,218,478       3,430,114       3,983,141
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     310,071   $   2,994,291   $   3,070,730   $   3,177,016   $   3,758,714
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                              259,203       2,528,602       2,990,987       2,951,794       3,417,303
Net transfers(2)                                        124,332         988,309         631,591         599,852         783,392
Transfers for policy loans                                   --              --          (4,465)             --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                     (882)         (8,418)        (14,962)         (9,191)        (18,323)
    Death benefits                                           --              --         (11,495)         (1,112)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        382,653       3,508,493       3,591,656       3,541,343       4,182,372
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT
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

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)            4FO(1)          5FO(1)          4RE(1)          5RE(1)          4SI(1)
OPERATIONS
Investment income (loss) -- net                   $      (2,772)  $      (1,949)  $      17,236   $      11,608   $      (5,358)
Net realized gain (loss) on sales of investments         (1,116)         (8,998)         (7,178)        (26,041)        (12,429)
Distributions from capital gains                             --              --              --              --          12,398
Net change in unrealized appreciation or
  depreciation of investments                           (67,536)        (53,946)       (123,059)        (92,601)       (111,262)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (71,424)        (64,893)       (113,001)       (107,034)       (116,651)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              404,122         468,929       2,521,281       2,721,456       1,223,343
Net transfers(2)                                        171,513          54,151         605,996         326,632         373,380
Transfers for policy loans                                   --              --              --          (1,591)             --
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                       --            (599)         (2,410)        (24,759)         (3,515)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          575,635         522,481       3,124,867       3,021,738       1,593,208
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     504,211   $     457,588   $   3,011,866   $   2,914,704   $   1,476,557
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                              417,687         492,092       2,410,057       2,599,839       1,229,627
Net transfers(2)                                        192,430          61,289         581,025         312,956         384,113
Transfers for policy loans                                   --              --              --          (1,582)             --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                       --            (681)         (2,331)        (23,973)         (3,865)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        610,117         552,700       2,988,751       2,887,240       1,609,875
===============================================================================================================================



See accompanying notes to financial statements.


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                                       142

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)            5SI(1)          4MS(1)          5MS(1)          4UE(1)          5UE(1)
OPERATIONS
Investment income (loss) -- net                   $      (5,137)  $      (2,043)  $      (2,454)  $        (370)  $       2,228
Net realized gain (loss) on sales of investments         (3,667)         (4,879)         (3,188)        (10,031)         (8,894)
Distributions from capital gains                         12,206          11,680           7,057              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (98,690)        (98,227)        (67,907)       (178,276)        (51,028)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (95,288)        (93,469)        (66,492)       (188,677)        (57,694)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            1,672,768       1,119,696       1,302,356       1,033,928         652,283
Net transfers(2)                                        345,024         241,940         311,996         362,206         249,235
Transfers for policy loans                                   --              --            (950)             --              --
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                  (16,481)         (8,096)         (2,924)        (17,849)         (1,530)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        2,001,311       1,353,540       1,610,478       1,378,285         899,988
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   1,906,023   $   1,260,071   $   1,543,986   $   1,189,608   $     842,294
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                            1,744,618       1,171,050       1,402,118       1,104,149         748,262
Net transfers()                                         347,357         256,239         336,793         402,306         301,816
Transfers for policy loans                                   --              --            (883)             --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                  (17,450)         (8,980)         (3,267)        (23,436)         (1,888)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      2,074,525       1,418,309       1,734,761       1,483,019       1,048,190
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)            4MC(1)          5MC(1)          4ID(1)          5ID(1)          4FS(1)
OPERATIONS
Investment income (loss) -- net                   $      12,195   $      14,981   $      (1,465)  $        (989)  $         292
Net realized gain (loss) on sales of investments         (5,387)        (12,006)         (2,330)         (3,755)         (2,861)
Distributions from capital gains                          8,164           7,436              --              --           1,259
Net change in unrealized appreciation or
  depreciation of investments                          (216,041)       (143,491)        (43,199)        (35,099)        (38,662)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (201,069)       (133,080)        (46,994)        (39,843)        (39,972)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            2,033,410       2,108,887         169,655         155,815         262,165
Net transfers(2)                                        818,992         494,368          80,599          56,477         164,573
Transfers for policy loans                                   --              --              --              --              --
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                   (7,052)         (5,927)             --              --            (156)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        2,845,350       2,597,328         250,254         212,292         426,582
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   2,644,281   $   2,464,248   $     203,260   $     172,449   $     386,610
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                            1,977,213       2,094,147         190,672         175,503         269,224
Net transfers(2)                                        806,850         495,037          95,326          66,715         177,155
Transfers for policy loans                                   --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                   (7,326)         (6,097)             --              --            (172)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      2,776,737       2,583,087         285,998         242,218         446,207
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

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
                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)            5FS(1)          4TC(1)          5TC(1)          4TL(1)          5TL(1)
OPERATIONS
Investment income (loss) -- net                   $       1,258   $        (604)  $        (551)  $        (272)  $        (152)
Net realized gain (loss) on sales of investments            756          (7,032)            429            (139)           (762)
Distributions from capital gains                          1,484              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (9,451)        (26,647)        (31,192)         (9,506)         (3,731)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (5,953)        (34,283)        (31,314)         (9,917)         (4,645)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              204,306          70,366         114,702          14,375          34,232
Net transfers(2)                                        258,736          51,672          25,473          36,631           4,412
Transfers for policy loans                                   --              --              --              --              --
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                     (312)            (28)         (1,292)            (30)           (490)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          462,730         122,010         138,883          50,976          38,154
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     456,777   $      87,727   $     107,569   $      41,059   $      33,509
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                              218,518          82,162         152,836          18,960          50,848
Net transfers(2)                                        308,061          74,472          40,805          49,743           5,774
Transfers for policy loans                                   --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                     (316)            (43)         (1,968)            (46)           (730)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        526,263         156,591         191,673          68,657          55,892
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)            4GT(1)          5GT(1)          4IG(1)          5IG(1)          4IP(1)
OPERATIONS
Investment income (loss) -- net                   $        (612)  $        (246)  $        (376)  $         (13)  $      (2,526)
Net realized gain (loss) on sales of investments           (784)           (435)         (5,616)         (4,879)         (1,909)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (23,409)        (12,654)        (93,075)        (67,145)        (32,099)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (24,805)        (13,335)        (99,067)        (72,037)        (36,534)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               54,916          48,850         388,168         523,688         415,680
Net transfers(2)                                         40,914           7,852         220,335          88,881         141,412
Transfers for policy loans                                   --              --              --              --              --
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                       --            (369)         (1,312)         (3,485)            (32)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           95,830          56,333         607,191         609,084         557,060
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $      71,025   $      42,998   $     508,124   $     537,047   $     520,526
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                               66,072          57,626         414,656         583,410         428,022
Net transfers(2)                                         45,915          10,518         232,618         101,263         138,457
Transfers for policy loans                                   --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                       --            (467)         (1,601)         (3,492)            (35)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        111,987          67,677         645,673         681,181         566,444
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)            5IP(1)          4MG(1)          5MG(1)          4MD(1)          5MD(1)
OPERATIONS
Investment income (loss) -- net                   $      (1,418)  $      (3,333)  $      (3,935)  $      (8,103)  $      (7,651)
Net realized gain (loss) on sales of investments         (2,038)         (4,914)         (2,249)         (7,720)         (7,925)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (12,604)        (75,217)       (126,071)       (250,135)       (249,453)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (16,060)        (83,464)       (132,255)       (265,958)       (265,029)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              368,669         451,282         884,800       1,145,203       1,479,196
Net transfers(2)                                        111,040         172,365          74,065         409,842         318,433
Transfers for policy loans                                   --              --              --              --              --
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                   (3,942)         (1,081)         (1,050)         (1,576)         (5,853)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          475,767         622,566         957,815       1,553,469       1,791,776
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     459,707   $     539,102   $     825,560   $   1,287,511   $   1,526,747
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                              386,442         519,054       1,007,998       1,293,996       1,745,497
Net transfers(2)                                        117,278         193,764          81,215         491,967         373,579
Transfers for policy loans                                   --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                   (4,333)         (1,291)         (1,322)         (2,101)         (7,353)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        499,387         711,527       1,087,891       1,783,862       2,111,723
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)            4UT(1)          5UT(1)          4PE(1)          5PE(1)          4EU(1)
OPERATIONS
Investment income (loss) -- net                   $       1,811   $         827   $       7,569   $       9,279   $        (287)
Net realized gain (loss) on sales of investments         (8,077)         (4,956)         (1,680)         (7,535)            (31)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (40,047)        (11,429)        (78,024)        (61,779)         (6,166)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (46,313)        (15,558)        (72,135)        (60,035)         (6,484)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              334,547         186,408         768,672       1,085,750          36,558
Net transfers(2)                                         78,690          66,214         313,902         205,549          12,429
Transfers for policy loans                                   --              --              --            (297)             --
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                     (941)         (2,461)           (518)         (7,116)             --
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          412,296         250,161       1,082,056       1,283,886          48,987
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     365,983   $     234,603   $   1,009,921   $   1,223,851   $      42,503
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                              352,527         207,301         854,977       1,217,308          36,209
Net transfers(2)                                         79,232          71,097         335,063         230,366          13,723
Transfers for policy loans                                   --              --              --            (346)             --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                   (1,139)         (2,879)           (563)         (8,424)             --
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        430,620         275,519       1,189,477       1,438,904          49,932
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)            5EU(1)          4HS(1)          5HS(1)          4PI(1)          5PI(1)
OPERATIONS
Investment income (loss) -- net                   $        (155)  $      (3,186)  $      (2,497)  $      (4,754)  $      (6,370)
Net realized gain (loss) on sales of investments           (283)         (5,929)         (1,346)         (6,464)         (6,476)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (2,564)        (56,128)        (49,270)       (112,829)       (137,716)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (3,002)        (65,243)        (53,113)       (124,047)       (150,562)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               20,868         456,767         393,032         974,738       1,598,971
Net transfers(2)                                         24,927          77,675         158,571         345,682         348,740
Transfers for policy loans                                   --              --              --              --          (1,278)
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                       --            (272)         (1,323)           (699)         (2,080)
    Death benefits                                           --              --              --            (679)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           45,795         534,170         550,280       1,319,042       1,944,353
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $      42,793   $     468,927   $     497,167   $   1,194,995   $   1,793,791
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                               23,299         492,017         436,101       1,016,413       1,709,305
Net transfers(2)                                         26,884          91,458         182,694         377,257         380,270
Transfers for policy loans                                   --              --              --              --          (1,255)
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                       --            (322)         (1,539)           (751)         (2,316)
    Death benefits                                           --              --              --            (824)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         50,183         583,153         617,256       1,392,095       2,086,004
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

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
                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)            4VS(1)          5VS(1)          4SO(1)          5SO(1)          4IT(1)
OPERATIONS
Investment income (loss) -- net                   $        (696)  $      (1,009)  $      (3,709)  $         (81)  $      (3,891)
Net realized gain (loss) on sales of investments           (566)           (544)        (45,337)        (27,196)         (5,255)
Distributions from capital gains                             --              --          31,934          36,278              --
Net change in unrealized appreciation or
  depreciation of investments                           (12,669)        (29,541)       (350,441)       (280,597)        (59,832)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (13,931)        (31,094)       (367,553)       (271,596)        (68,978)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              126,808         202,082       1,687,406       1,584,132         774,284
Net transfers(2)                                         27,293          25,098         177,536         443,313         212,173
Transfers for policy loans                                   --              --              --              --              --
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                       --          (1,166)        (13,722)         (3,431)           (127)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          154,101         226,014       1,851,220       2,024,014         986,330
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     140,170   $     194,920   $   1,483,667   $   1,752,418   $     917,352
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                              158,308         235,761       1,827,717       1,822,128         824,627
Net transfers(2)                                         34,104          32,541         175,474         522,485         230,513
Transfers for policy loans                                   --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                       --          (1,190)        (18,281)         (4,336)           (149)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        192,412         267,112       1,984,910       2,340,277       1,054,991
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)            5IT(1)          4SP(1)          5SP(1)          4AA(1)          5AA(1)
OPERATIONS
Investment income (loss) -- net                   $      (4,004)  $     (15,328)  $     (12,148)  $       4,699   $       6,737
Net realized gain (loss) on sales of investments         (3,286)        (36,377)         (9,459)        (15,715)           (118)
Distributions from capital gains                             --              --              --           3,773           2,855
Net change in unrealized appreciation or
  depreciation of investments                           (45,145)       (264,870)       (159,650)        (52,185)        (32,767)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (52,435)       (316,575)       (181,257)        (59,428)        (23,293)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            1,172,857       2,488,759       2,790,294         669,993         783,858
Net transfers(2)                                        214,314         497,034         584,723          68,914         391,677
Transfers for policy loans                                 (962)             --          (1,629)             --         (12,492)
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                   (6,931)        (12,056)        (20,405)             --          (9,916)
    Death benefits                                           --          (1,406)             --            (301)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        1,379,278       2,972,331       3,352,983         738,606       1,153,127
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   1,326,843   $   2,655,756   $   3,171,726   $     679,178   $   1,129,834
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                            1,306,733       2,604,506       3,109,491         705,387         863,808
Net transfers(2)                                        225,488         542,206         648,350          65,290         441,922
Transfers for policy loans                               (1,120)             --          (1,905)             --         (15,659)
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                   (7,852)        (14,308)        (23,632)             --         (10,824)
    Death benefits                                           --          (1,727)             --            (339)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,523,249       3,130,677       3,732,304         770,338       1,279,247
===============================================================================================================================



See accompanying notes to financial statements.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                  ------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                            4WI(1)          5WI(1)          4SG(1)          5SG(1)
OPERATIONS
Investment income (loss) -- net                                   $        (280)  $        (248)  $      (1,914)  $      (2,012)
Net realized gain (loss) on sales of investments                           (631)         (2,283)         (6,078)         (7,821)
Distributions from capital gains                                             --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                            (8,202)         (6,766)        (78,872)        (60,481)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (9,113)         (9,297)        (86,864)        (70,314)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                               39,505          61,346         324,028         404,673
Net transfers(2)                                                         34,449          14,669          20,438         109,910
Transfers for policy loans                                                   --              --              --              --
Annuity payments                                                             --              --              --              --
Contract charges                                                             --              --              --              --
Contract terminations:
    Surrender benefits                                                       --          (1,257)            (61)         (2,860)
    Death benefits                                                           --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           73,954          74,758         344,405         511,723
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $      64,841   $      65,461   $     257,541   $     441,409
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                       --              --              --              --
Contract purchase payments                                               40,855          67,743         363,645         532,986
Net transfers(2)                                                         39,625          14,641          23,392         133,378
Transfers for policy loans                                                   --              --              --              --
Contract charges                                                             --              --              --              --
Contract terminations:
    Surrender benefits                                                       --          (1,278)            (89)         (4,346)
    Death benefits                                                           --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         80,480          81,106         386,948         662,018
===============================================================================================================================



(1) For the period Feb. 13, 2002 (commencement of operations) to Dec. 31, 2002.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.


See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                           BC1              BC2             BD1             BD2             CR1
OPERATIONS
Investment income (loss) -- net                   $     (82,542)  $        (577)  $   4,472,512   $   3,511,227   $    (130,576)
Net realized gain (loss) on sale of investments        (913,700)       (419,447)         10,608          11,539      (1,013,877)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (7,186,847)     (5,811,752)        125,819          21,829      (3,287,133)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (8,183,089)     (6,231,776)      4,608,939       3,544,595      (4,431,586)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            6,713,990       6,771,370      49,725,069      42,970,829       4,389,778
Net transfers(1)                                      1,293,753       1,958,191      21,962,987      18,805,553         594,595
Transfers for policy loans                                   --         (40,036)             --         (70,196)             --
Annuity payments                                         (9,583)        (10,278)        (16,215)        (29,070)         (8,738)
Contract charges                                        (17,721)        (23,153)        (14,674)        (11,523)         (8,792)
Contract terminations:
    Surrender benefits                                 (805,610)       (769,340)     (1,194,952)     (1,777,156)       (673,922)
    Death benefits                                     (884,333)       (220,527)       (879,328)       (426,007)       (292,495)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        6,290,496       7,666,227      69,582,887      59,462,430       4,000,426
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      42,640,523      32,328,669      46,643,337      32,903,174      20,805,184
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  40,747,930   $  33,763,120   $ 120,835,163   $  95,910,199   $  20,374,024
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               43,160,879      32,624,409      43,919,764      30,783,302      22,158,834
Contract purchase payments                            7,625,134       7,686,234      45,045,501      38,716,653       5,314,026
Net transfers(1)                                      1,058,740       2,014,717      19,675,405      16,518,832         574,720
Transfers for policy loans                                   --         (46,285)             --         (59,966)             --
Contract charges                                        (20,805)        (27,391)        (13,229)        (10,334)        (11,157)
Contract terminations:
    Surrender benefits                                 (929,594)       (904,763)     (1,077,005)     (1,594,166)       (874,065)
    Death benefits                                     (997,245)       (264,288)       (790,563)       (385,976)       (383,402)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     49,897,109      41,082,633     106,759,873      83,968,345      26,778,956
===============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               CR2              CM1             CM2             DE1             DE2
OPERATIONS
Investment income (loss) -- net                   $     (91,410)  $   6,777,254   $   6,693,209   $      75,573   $     130,806
Net realized gain (loss) on sale of investments      (1,446,808)         (6,224)         (5,115)          6,237         (18,579)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (3,108,462)         (1,569)         (2,181)        318,919         400,925
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (4,646,680)      6,769,461       6,685,913         400,729         513,152
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            4,776,551     342,222,386     369,657,167      14,054,361      13,752,558
Net transfers(1)                                     (1,587,827)   (263,139,059)   (281,078,216)     14,212,636      19,259,054
Transfers for policy loans                              (16,136)             --        (646,854)             --         (45,235)
Annuity payments                                        (14,795)         (8,031)        (10,821)         (4,776)        (15,001)
Contract charges                                        (11,664)        (36,516)        (34,717)         (6,393)         (7,748)
Contract terminations:
    Surrender benefits                                 (674,343)     (8,710,090)     (9,225,653)       (479,935)       (909,530)
    Death benefits                                      (79,495)     (3,529,330)       (913,821)       (378,637)        (47,949)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        2,392,291      66,799,360      77,747,085      27,397,256      31,986,149
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      22,498,228     216,160,455     182,627,717      14,383,005      12,314,922
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  20,243,839   $ 289,729,276   $ 267,060,715   $  42,180,990   $  44,814,223
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               24,003,237     203,921,835     171,785,378      14,226,644      12,123,600
Contract purchase payments                            5,867,959     317,770,845     341,825,045      13,856,380      13,564,035
Net transfers(1)                                     (2,553,526)   (244,865,486)   (259,751,737)     14,080,483      18,634,557
Transfers for policy loans                              (19,854)             --        (603,310)             --         (44,661)
Contract charges                                        (14,838)        (33,798)        (31,998)         (6,381)         (7,724)
Contract terminations:
    Surrender benefits                                 (848,811)     (8,070,470)     (8,515,673)       (485,399)       (894,796)
    Death benefits                                     (107,334)     (3,267,463)       (837,718)       (372,450)        (46,843)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     26,326,833     265,455,463     243,869,987      41,299,277      43,328,168
===============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)             EM1              EM2            ES1(1)          ES2(1)           EI1
OPERATIONS
Investment income (loss) -- net                   $      (7,822)  $      (7,440)  $      (5,336)  $      (4,556)  $   6,782,428
Net realized gain (loss) on sale of investments         (23,970)        (32,388)         (3,305)           (755)       (303,977)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            24,439          30,375         145,238         166,115      (4,672,141)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (7,353)         (9,453)        136,597         160,804       1,806,310
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              340,551         423,682       1,223,750       1,104,678      26,521,344
Net transfers(2)                                        306,917         224,616         865,376       1,222,298       9,620,050
Transfers for policy loans                                   --               6              --          (2,271)             --
Annuity payments                                             --              --              --              --          (9,476)
Contract charges                                           (325)           (388)            (51)            (93)        (12,818)
Contract terminations:
    Surrender benefits                                  (38,486)        (15,340)           (821)         (8,855)     (1,051,390)
    Death benefits                                       (3,324)             --            (420)             --        (777,077)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          605,333         632,576       2,087,834       2,315,757      34,290,633
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         510,421         667,909              --              --      47,919,805
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   1,108,401   $   1,291,032   $   2,224,431   $   2,476,561   $  84,016,748
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  693,177         905,842              --              --      52,654,863
Contract purchase payments                              474,542         610,461       1,328,039       1,194,587      28,119,894
Net transfers(2)                                        437,651         296,013         911,692       1,306,648       9,999,258
Transfers for policy loans                                   --               8              --          (2,764)             --
Contract charges                                           (495)           (585)            (55)            (98)        (13,626)
Contract terminations:
    Surrender benefits                                  (58,645)        (22,297)           (829)         (9,603)
    Death benefits                                       (4,724)             --            (495)             --        (826,853)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,541,506       1,789,442       2,238,352       2,488,770      88,813,366
===============================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)             EI2             FI1             FI2             GB1             GB2
OPERATIONS
Investment income (loss) -- net                   $   4,393,097   $   1,602,320   $   1,386,303   $     515,000   $     374,108
Net realized gain (loss) on sale of investments        (160,883)        115,344         105,834           7,743           8,801
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (3,021,874)        303,044         183,508        (374,661)       (248,055)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           1,210,340       2,020,708       1,675,645         148,082         134,854
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           17,068,500      41,951,942      45,451,233       6,302,051       3,913,988
Net transfers(1)                                      9,900,374      (3,649,829)     (5,340,773)      4,226,401       4,150,291
Transfers for policy loans                              (18,715)             --          13,336              --          (7,782)
Annuity payments                                         (7,176)        (17,845)        (21,104)             --            (223)
Contract charges                                         (7,504)         (5,991)         (4,504)         (3,360)         (2,027)
Contract terminations:
    Surrender benefits                               (1,163,675)     (1,083,884)     (1,246,093)       (251,279)       (238,993)
    Death benefits                                     (412,002)     (1,132,180)       (132,028)       (265,966)        (49,779)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       25,359,802      36,062,213      38,720,067      10,007,847       7,765,475
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      28,915,641      26,743,478      17,556,373      14,463,486       9,199,006
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  55,485,783   $  64,826,399   $  57,952,085   $  24,619,415   $  17,099,335
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               31,722,406      24,654,215      16,257,973      14,136,694       8,967,857
Contract purchase payments                           18,004,587      37,617,335      40,630,026       6,194,256       3,840,138
Net transfers(1)                                     10,328,772      (3,318,511)     (5,159,591)      4,148,142       4,053,818
Transfers for policy loans                              (33,737)             --          14,016              --          (6,265)
Contract charges                                         (7,970)         (5,337)         (4,001)         (3,291)         (1,972)
Contract terminations:
    Surrender benefits                               (1,230,737)       (970,409)     (1,110,127)       (245,710)       (233,242)
    Death benefits                                     (435,132)     (1,011,495)       (118,564)       (259,921)        (48,247)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     58,348,189      56,965,798      50,509,732      23,970,170      16,572,087
===============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               GR1             GR2             IE1             IE2              MF1
OPERATIONS
Investment income (loss) -- net                   $    (854,224)  $    (644,742)  $      37,851   $      55,628   $     743,187
Net realized gain (loss) on sale of investments      (2,571,206)     (2,056,467)     (3,129,842)     (1,771,542)       (532,527)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                       (33,312,633)    (31,681,624)     (1,774,706)     (2,564,164)     (5,943,562)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (36,738,063)    (34,382,833)     (4,866,697)     (4,280,078)     (5,732,902)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           16,856,244      22,672,049       2,526,895       3,347,153      12,432,772
Net transfers(1)                                      6,551,337       5,300,049         322,065      (1,055,780)      2,859,791
Transfers for policy loans                                   --         (73,853)             --          (2,785)             --
Annuity payments                                         (8,261)        (13,230)         (5,487)         (1,816)        (32,558)
Contract charges                                        (50,870)        (82,403)         (5,833)         (7,519)        (16,001)
Contract terminations:
    Surrender benefits                               (1,763,967)     (1,542,695)       (208,700)       (528,184)       (883,015)
    Death benefits                                     (876,449)       (577,553)       (134,254)        (79,529      (1,023,983)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       20,708,034      25,682,364       2,494,686       1,671,540      13,337,006
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     100,465,370      92,620,324      14,922,547      13,261,738      42,321,065
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  84,435,341   $  83,919,855   $  12,550,536   $  10,653,200   $  49,925,169
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              106,410,129      97,753,895      15,669,531      13,967,274      39,809,954
Contract purchase payments                           21,363,294      29,129,404       3,247,058       4,307,312      12,624,783
Net transfers(1)                                      6,683,732       5,493,506         239,461      (1,622,539)      2,672,442
Transfers for policy loans                                   --         (91,133)             --          (4,766)             --
Contract charges                                        (71,973)       (119,314)         (7,867)        (10,211)        (16,866)
Contract terminations:
    Surrender benefits                               (2,419,809)     (2,109,768)       (289,347)       (707,757)       (933,490)
    Death benefits                                   (1,201,738)       (871,044)       (194,512)       (108,239)    (1,060,3778)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    130,763,635     129,185,546      18,664,324      15,821,074      53,096,445
===============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)             MF2             ND1             ND2            SV1(1)          SV2(1)
OPERATIONS
Investment income (loss) -- net                   $     605,079   $  (1,772,223)  $  (1,077,220)  $      (9,562)  $      (8,569)
Net realized gain (loss) on sale of investments        (613,772)     (1,450,035)       (826,428)            134             122
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (4,117,880)    (43,582,529)    (36,023,903)        636,330         719,093
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (4,126,573)    (46,804,787)    (37,927,551)        626,902         710,646
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           10,904,709      59,630,863      69,607,526       4,132,831       4,402,590
Net transfers(2)                                        436,226      31,815,657      30,242,168       2,005,237       2,286,137
Transfers for policy loans                              (62,185)             --        (300,355)             --            (822)
Annuity payments                                        (28,440)       (106,582)        (64,007)             --              --
Contract charges                                        (18,959)       (122,887)       (209,732)             --              --
Contract terminations:
    Surrender benefits                               (1,016,110)     (4,269,471)     (4,656,885)         (2,142)         (6,910)
    Death benefits                                     (251,211)     (3,154,328)     (1,242,509)             --         (11,230)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        9,964,030      83,793,252      93,376,206       6,135,926       6,669,765
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      30,159,611     235,893,042     190,659,736              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  35,997,068   $ 272,881,507   $ 246,108,391   $   6,762,828   $   7,380,411
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               28,347,806     219,315,532     177,036,037              --              --
Contract purchase payments                           10,883,619      63,685,877      75,517,249       4,265,176       4,576,323
Net transfers(2)                                        (71,035)     32,657,262      30,544,238       2,050,945       2,327,936
Transfers for policy loans                              (62,503)             --        (327,660)             --            (891)
Contract charges                                        (19,991)       (135,276)       (234,162)             --              --
Contract terminations:
    Surrender benefits                               (1,055,709)     (4,683,672)     (5,097,329)         (2,074)         (6,804)
    Death benefits                                     (261,905)     (3,519,791)     (1,384,427)             --         (11,277)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     37,760,282     307,319,932     276,053,946       6,314,047       6,885,287
===============================================================================================================================

(1) For the period Aug. 14, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)             IV1             IV2             SC1             SC2            ST1(1)
OPERATIONS
Investment income (loss) -- net                   $      (8,959)  $      32,791   $    (209,229)  $    (151,301)  $          79
Net realized gain (loss) on sale of investments        (266,630)       (116,886)        (78,014)       (102,425)            396
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (2,445,276)     (1,793,989)       (950,703)       (831,931)         17,935
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (2,720,865)     (1,878,084)     (1,237,946)     (1,085,657)         18,410
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           13,255,005      11,375,665       5,853,998       5,837,161         417,797
Net transfers(2)                                      9,098,862      10,347,928       3,157,833       3,277,581          62,954
Transfers for policy loans                                   --          (8,382)             --         (22,951)             --
Annuity payments                                        (12,768)         (4,371)         (2,360)           (151)             --
Contract charges                                         (5,261)         (6,867)         (9,334)        (10,559)             --
Contract terminations:
    Surrender benefits                                 (298,965)       (302,197)       (385,481)       (501,925)            (40)
    Death benefits                                     (171,996)        (92,554)       (199,328)       (146,546)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       21,864,877      21,309,222       8,415,328       8,432,610         480,711
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      12,868,330       8,897,601      18,980,101      17,246,771              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  32,012,342   $  28,328,739   $  26,157,483   $  24,593,724   $     499,121
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               14,083,617       9,811,519      16,348,580      14,830,157              --
Contract purchase payments                           16,088,251      13,932,671       5,556,365       5,537,409         452,721
Net transfers(2)                                     11,020,795      12,722,058       3,010,893       3,075,969          64,809
Transfers for policy loans                                   --         (10,599)             --         (22,722)             --
Contract charges                                         (6,709)         (8,769)         (9,009)        (10,209)             --
Contract terminations:
    Surrender benefits                                 (389,780)       (375,218)       (373,745)       (478,787)            (42)
    Death benefits                                     (221,196)       (114,275)       (186,586)       (139,578)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     40,574,978      35,957,387      24,346,498      22,792,239         517,488
===============================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            ST2(1)           SA1             SA2            1AC(1)          2AC(1)
OPERATIONS
Investment income (loss) -- net                   $          76   $    (427,976)  $    (265,336)  $      (2,608)  $      (1,721)
Net realized gain (loss) on sale of investments          (1,765)     (4,487,060)     (2,587,418)         (7,432)             --
Distributions from capital gains                             --              --              --         113,227         108,945
Net change in unrealized appreciation or
  depreciation of investments                            13,051     (20,948,920)    (18,639,966)         (1,017)        (21,754)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              11,362     (25,863,956)    (21,492,720)        102,170          85,470
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              530,726       9,246,850      12,570,125       1,272,672         998,022
Net transfers(2)                                         64,267           1,648         887,054         295,221         586,627
Transfers for policy loans                                   --              --         (42,648)             --              --
Annuity payments                                             --         (10,453)         (9,925)             --              --
Contract charges                                             --         (33,125)        (48,827)             --              --
Contract terminations:
    Surrender benefits                                       --        (913,800)     (1,190,958)           (304)           (323)
    Death benefits                                           --        (471,176)       (242,645)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          594,993       7,819,944      11,922,176       1,567,589       1,584,326
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --      71,088,816      57,335,128              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     606,355   $  53,044,804   $  47,764,584   $   1,669,759   $   1,669,796
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --      58,413,697      46,977,698              --              --
Contract purchase payments                              563,788       9,712,757      13,376,509       1,389,052       1,087,142
Net transfers(2)                                         64,501        (929,954)        114,697         322,693         623,218
Transfers for policy loans                                   --              --         (51,536)             --              --
Contract charges                                             --         (37,329)        (55,627)             --              --
Contract terminations:
    Surrender benefits                                       --      (1,025,427)     (1,350,333)           (327)           (355)
    Death benefits                                           --        (559,361)       (263,638)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        628,289      65,574,383      58,747,770       1,711,418       1,710,005
===============================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            1AD(1)          2AD(1)         1AB(1)           2AB(1)          1AL(1)
OPERATIONS
Investment income (loss) -- net                   $      (1,907)  $      (1,641)  $      (1,028)  $        (740)  $      (6,103)
Net realized gain (loss) on sale of investments              --          (6,225)              3            (381)             (3)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            85,443         100,285          36,094          32,400         130,188
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              83,536          92,419          35,069          31,279         124,082
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              837,295       1,026,467         574,902         571,388       3,116,862
Net transfers(2)                                        280,883         317,468         161,241         184,088         985,097
Transfers for policy loans                                   --          (1,038)             --              --              --
Annuity payments                                             --              --              --              --            (289)
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                       --          (2,034)             --            (166)           (548)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        1,118,178       1,340,863         736,143         755,310       4,101,122
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   1,201,714   $   1,433,282   $     771,212   $     786,589   $   4,225,204
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                              919,601       1,120,921         618,416         608,110       3,331,999
Net transfers(2)                                        304,791         341,550         171,782         196,975       1,031,695
Transfers for policy loans                                   --          (1,060)             --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                       --          (2,218)             --            (176)           (592)
    Death benefits                                           --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,224,392       1,459,193         790,198         804,909       4,363,102
===============================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            2AL(1)          1AI(1)         2AI(1)           1AV(1)          2AV(1)
OPERATIONS
Investment income (loss) -- net                   $      (5,751)  $      (2,701)  $      (2,098)  $     (11,475)  $      (9,729)
Net realized gain (loss) on sale of investments            (310)             --            (268)         (3,473)             --
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           149,955          20,221          20,730         470,877         507,102
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             143,894          17,520          18,364         455,929         497,373
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            3,677,719       1,267,311       1,227,141       5,828,858       5,344,703
Net transfers(2)                                      1,550,983         512,649         573,507       1,457,582       1,868,268
Transfers for policy loans                               (1,703)             --              --              --            (732)
Annuity payments                                           (164)            (35)             --            (819)            (63)
Contract charges                                             --              --              --              --              --
Contract terminations:
   Surrender benefits                                    (4,954)           (277)         (1,528)         (1,249)        (12,707)
   Death benefits                                            --            (373)             --              --         (65,105)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        5,221,881       1,779,275       1,799,120       7,284,372       7,134,364
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   5,365,775   $   1,796,795   $   1,817,484   $   7,740,301   $   7,631,737
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                            3,920,141       1,372,449       1,328,329       5,997,971       5,522,293
Net transfers(2)                                      1,636,834         554,816         623,429       1,301,188       1,912,474
Transfers for policy loans                               (1,783)             --              --              --            (705)
Contract charges                                             --              --              --              --              --
Contract terminations:
   Surrender benefits                                    (5,157)           (304)         (1,664)         (1,272)        (12,833)
   Death benefits                                            --            (409)             --              --         (65,059)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      5,550,035       1,926,552       1,950,094       7,297,887       7,356,170
===============================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)             1SR             2SR            1CG(1)          2CG(1)          1FG(1)
OPERATIONS
Investment income (loss) -- net                   $     170,068   $     131,183   $      (1,396)  $      (2,018)  $     (12,618)
Net realized gain (loss) on sale of investments         (32,915)        (15,222)          1,554              (9)             --
Distributions from capital gains                         98,967          73,349              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          (464,785)       (348,450)         25,050          22,091         282,907
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (228,665)       (159,140)         25,208          20,064         270,289
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            2,027,795       1,627,761         660,262       1,077,535       5,965,121
Net transfers(2)                                      2,100,155       1,370,419         279,284         395,527       2,091,085
Transfers for policy loans                                   --         (15,288)             --              --              --
Annuity payments                                             --              --              --              --            (726)
Contract charges                                         (1,091)         (2,458)             --              --              --
Contract terminations:
    Surrender benefits                                 (107,149)        (57,223)           (296)           (244)         (2,809)
    Death benefits                                      (14,150)         (2,099)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        4,005,560       2,921,112         939,250       1,472,818       8,052,671
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,626,644       1,234,663              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   5,403,539   $   3,996,635   $     964,458   $   1,492,882   $   8,322,960
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,692,742       1,282,907              --              --              --
Contract purchase payments                            2,218,817       1,779,788         709,008       1,144,758       6,188,074
Net transfers(2)                                      2,315,274       1,513,134         306,275         425,359       1,992,080
Transfers for policy loans                                   --         (16,900)             --              --              --
Contract charges                                         (1,219)         (2,766)             --              --              --
Contract terminations:
    Surrender benefits                                 (119,334)        (63,819)           (321)           (261)         (2,839)
    Death benefits                                      (15,831)         (2,480)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      6,090,449       4,489,864       1,014,962       1,569,856       8,177,315
===============================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            2FG(1)          1FM(1)          2FM(1)          1FO(1)          2FO(1)
OPERATIONS
Investment income (loss) -- net                   $      (7,836)  $     (10,706)  $      (8,449)  $      (3,354)  $      (2,672)
Net realized gain (loss) on sale of investments              --              --              --             118            (130)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           224,707         355,168         351,139          28,981          45,398
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             216,871         344,462         342,690          25,745          42,596
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            4,338,296       5,128,614       5,165,530       1,566,086       1,262,715
Net transfers(2)                                      1,823,373       1,477,269       1,782,687         444,528         724,187
Transfers for policy loans                                 (715)             --          (2,340)             --              --
Annuity payments                                             --              --            (427)             --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                  (24,223)           (443)         (5,687)             (9)           (665)
    Death benefits                                           --            (402)        (36,810)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        6,136,731       6,605,038       6,902,953       2,010,605       1,986,237
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   6,353,602   $   6,949,500   $   7,245,643   $   2,036,350   $   2,028,833
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                            4,505,678       5,194,892       5,216,209       1,683,221       1,369,471
Net transfers(2)                                      1,882,174       1,495,095       1,732,488         473,492         778,105
Transfers for policy loans                                 (729)             --          (2,332)             --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                  (24,477)           (450)         (5,595)             (9)           (708)
    Death benefits                                           --            (406)        (37,286)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      6,362,646       6,689,131       6,903,484       2,156,704       2,146,868
===============================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)             1RE             2RE             1SI             2SI            1MS(1)
OPERATIONS
Investment income (loss) -- net                   $     438,336   $     543,489   $     (45,755)  $     (31,465)  $      (1,361)
Net realized gain (loss) on sale of investments          10,478           7,290         104,043          51,980              30
Distributions from capital gains                             --              --         160,532         184,139              --
Net change in unrealized appreciation or
  depreciation of investments                           906,281       1,105,161         774,134         856,927          33,928
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           1,355,095       1,655,940         992,954       1,061,581          32,597
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            8,885,161      10,446,964       4,041,752       4,522,531         837,177
Net transfers(2)                                      8,981,834      12,674,981       4,664,868       5,794,604         205,025
Transfers for policy loans                                   --         (27,212)             --          (2,027)             --
Annuity payments                                         (1,844)         (3,884)         (1,810)         (1,529)             --
Contract charges                                         (3,956)         (3,675)         (2,243)         (2,860)             --
Contract terminations:
    Surrender benefits                                 (213,105)       (294,970)       (193,616)       (151,486)             --
    Death benefits                                     (261,009)        (67,577)        (82,052)        (12,078)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       17,387,081      22,724,627       8,426,899      10,147,155       1,042,202
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       7,721,569       8,611,678       3,449,583       3,399,162              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  26,463,745   $  32,992,245   $  12,869,436   $  14,607,898   $   1,074,799
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                6,181,452       6,879,005       2,896,941       2,846,415              --
Contract purchase payments                            6,986,100       8,159,536       3,191,589       3,562,029         895,612
Net transfers(2)                                      7,011,251       9,745,835       3,715,737       4,524,344         218,452
Transfers for policy loans                                   --         (21,550)             --          (1,530)             --
Contract charges                                         (3,111)         (2,877)         (1,779)         (2,263)             --
Contract terminations:
    Surrender benefits                                 (166,798)       (230,473)       (151,482)       (119,134)             --
    Death benefits                                     (205,440)        (52,626)        (67,400)         (9,602)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     19,803,454      24,476,850       9,583,606      10,800,259       1,114,064
===============================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            2MS(1)           1UE             2UE             1MC             2MC
OPERATIONS
Investment income (loss) -- net                   $      (1,015)  $    (273,701)  $    (119,452)  $      89,023   $     141,950
Net realized gain (loss) on sale of investments          (4,175)       (413,490)       (226,579)         87,648          17,660
Distributions from capital gains                             --              --              --       1,516,830       1,468,606
Net change in unrealized appreciation or
  depreciation of investments                            31,264      (7,282,490)     (5,877,468)        906,258         801,503
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              26,074      (7,969,681)     (6,223,499)      2,599,759       2,429,719
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              649,697      11,247,637      11,891,552       9,032,982       9,221,589
Net transfers(2)                                        235,110       5,103,333       5,262,528      10,002,095      12,104,964
Transfers for policy loans                                   --              --         (24,460)             --         (15,381)
Annuity payments                                             --         (15,794)         (7,300)         (4,549)         (1,322)
Contract charges                                             --         (21,579)        (25,706)         (6,832)         (8,207)
Contract terminations:
    Surrender benefits                                   (1,083)       (953,975)       (660,399)       (232,786)       (329,366)
    Death benefits                                           --        (656,027)       (223,897)       (209,063)       (170,149)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          883,724      14,703,595      16,212,318      18,581,847      20,802,128
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --      54,626,689      42,286,180      12,654,338       9,404,909
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     909,798   $  61,360,603   $  52,274,999   $  33,835,944   $  32,636,756
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --      55,239,000      42,626,277      10,264,919       7,621,857
Contract purchase payments                              694,027      12,436,157      13,184,883       7,058,847       7,185,335
Net transfers(2)                                        249,528       5,367,228       5,578,691       7,737,981       9,348,264
Transfers for policy loans                                   --              --         (27,757)             --         (12,103)
Contract charges                                             --         (24,432)        (29,269)         (5,370)         (6,403)
Contract terminations:
    Surrender benefits                                   (1,152)     (1,083,166)       (742,451)       (180,113)       (256,934)
    Death benefits                                           --        (750,081)       (247,628)       (165,101)       (131,864)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        942,403      71,184,706      60,342,746      24,711,163      23,748,152
===============================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            1ID(1)          2ID(1)          1FS(1)          2FS(1)          1TC(1)
OPERATIONS
Investment income (loss) -- net                   $      (2,084)  $      (1,578)  $      (1,459)  $      (1,348)  $      (1,183)
Net realized gain (loss) on sale of investments             654            (535)              8            (224)            (33)
Distributions from capital gains                             --              --           3,430           4,132              --
Net change in unrealized appreciation or
  depreciation of investments                           112,547         102,102          27,144          46,701          48,864
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             111,117          99,989          29,123          49,261          47,648
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              905,790       1,015,710         615,076         740,869         620,220
Net transfers(2)                                        352,662         388,587         230,715         253,940         160,253
Transfers for policy loans                                   --              --              --              --              --
Annuity payments                                             --            (163)             --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                     (616)         (1,501)         (5,774)           (244)           (402)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        1,257,836       1,402,633         840,017         994,565         780,071
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   1,368,953   $   1,502,622   $     869,140   $   1,043,826   $     827,719
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                            1,027,741       1,136,672         660,567         805,555         732,687
Net transfers(2)                                        399,410         414,729         246,490         275,889         178,929
Transfers for policy loans                                   --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                     (673)         (1,624)         (6,154)           (258)           (422)
    Death benefits                                           --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,426,478       1,549,777         900,903       1,081,186         911,194
===============================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              2TC(1)          1TL(1)          2TL(1)           1GT             2GT
OPERATIONS
Investment income (loss) -- net                   $        (459)  $        (916)  $        (414)  $     (38,091)  $     (10,121)
Net realized gain (loss) on sale of investments              --              14             (15)       (856,608)       (393,454)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            27,249          19,798          13,599      (6,499,353)     (6,655,709)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              26,790          18,896          13,170      (7,394,052)     (7,059,284)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              272,604         375,609         233,348       4,011,029       5,730,228
Net transfers(2)                                        146,055         121,573          97,036       2,542,755       2,603,897
Transfers for policy loans                                  (40)             --            (917)             --         (23,450)
Annuity payments                                             --              --              --          (1,091)         (2,178)
Contract charges                                             --              --              --          (8,500)        (16,036)
Contract terminations:
    Surrender benefits                                     (360)             --          (3,064)       (315,933)       (227,404)
    Death benefits                                           --              --              --         (81,265)       (101,131)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          418,259         497,182         326,403       6,146,995       7,963,926
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --      15,683,198      13,879,202
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     445,049   $     516,078   $     339,573   $  14,436,141   $  14,783,844
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --      22,949,067      20,288,328
Contract purchase payments                              322,446         467,676         282,524       7,706,877      10,839,841
Net transfers(2)                                        167,632         145,852         125,858       4,322,817       4,385,598
Transfers for policy loans                                  (44)             --          (1,082)             --         (45,348)
Contract charges                                             --              --              --         (19,122)        (37,533)
Contract terminations:
    Surrender benefits                                     (400)             --          (3,752)       (733,212)       (469,230)
    Death benefits                                           --              --              --        (175,952)       (194,833)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        489,634         613,528         403,548      34,050,475      34,766,823
===============================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               1IG             2IG             1IP             2IP             1MG
OPERATIONS
Investment income (loss) -- net                   $     (61,998)  $       2,714   $    (112,489)  $     (70,072)  $    (236,686)
Net realized gain (loss) on sale of investments         (51,516)        (10,053)        (50,200)        (38,721)       (163,423)
Distributions from capital gains                             --              --          40,919          32,329         202,473
Net change in unrealized appreciation or
  depreciation of investments                        (8,186,408)     (7,319,717)     (3,156,967)     (2,476,219)     (6,873,424)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (8,299,922)     (7,327,056)     (3,278,737)     (2,552,683)     (7,071,060)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           14,980,212      14,291,665       4,029,595       3,536,625      12,812,258
Net transfers(1)                                      9,522,379       9,953,694       3,406,698       3,104,721       9,300,911
Transfers for policy loans                                   --         (49,143)             --          (4,243)             --
Annuity payments                                         (6,037)         (3,479)         (5,591)         (3,743)         (2,646)
Contract charges                                        (11,672)        (17,536)         (3,291)         (4,305)         (8,618)
Contract terminations:
    Surrender benefits                                 (409,006)       (388,797)       (154,209)       (110,735)       (393,028)
    Death benefits                                     (243,905)       (214,976)       (127,739)        (38,890)       (140,271)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       23,831,971      23,571,428       7,145,463       6,479,430      21,568,606
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      23,432,894      20,660,098      10,425,108       7,677,904      19,889,237
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  38,964,943   $  36,904,470   $  14,291,834   $  11,604,651   $  34,386,783
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               29,250,538      25,763,066      10,774,085       7,957,614      21,973,127
Contract purchase payments                           22,128,762      21,190,994       5,051,786       4,394,123      17,264,583
Net transfers(1)                                     13,809,533      14,582,951       4,255,381       3,706,041      12,582,742
Transfers for policy loans                                   --         (69,969)             --          (5,825)             --
Contract charges                                        (19,189)        (29,188)         (4,139)         (5,461)        (12,803)
Contract terminations:
    Surrender benefits                                 (631,010)       (598,637)       (188,758)       (135,186)       (561,954)
    Death benefits                                     (391,384)       (312,190)       (160,990)        (50,888)       (194,392)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     64,147,250      60,527,027      19,727,365      15,860,418      51,051,303
===============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)              2MG            1MD             2MD            1UT(1)          2UT(1)
OPERATIONS
Investment income (loss) -- net                   $    (174,581)  $    (217,120)  $    (155,358)  $      (4,238)  $      (3,369)
Net realized gain (loss) on sale of investments         (62,660)        (36,363)        (26,764)        (10,225)           (681)
Distributions from capital gains                        193,086         641,417         576,479              --              --
Net change in unrealized appreciation or
  depreciation of investments                        (6,415,382)       (884,200)       (833,867)        (34,480)        (34,930)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (6,459,537)       (496,266)       (439,510)        (48,943)        (38,980)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           13,407,756      10,978,441      11,309,994       2,124,621       2,173,364
Net transfers(2)                                      9,808,312       8,706,484       8,326,647         439,371         542,525
Transfers for policy loans                              (11,334)             --         (21,488)             --            (516)
Annuity payments                                         (3,017)           (817)         (1,028)           (268)             --
Contract charges                                        (11,958)         (7,125)        (11,665)             --              --
Contract terminations:
    Surrender benefits                                 (308,843)       (328,860)       (250,725)         (1,478)         (4,389)
    Death benefits                                     (129,532)       (214,216)        (33,747)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       22,751,384      19,133,907      19,317,988       2,562,246       2,710,984
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      17,708,263      14,406,775      11,803,502              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  34,000,110   $  33,044,416   $  30,681,980   $   2,513,303   $   2,672,004
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               19,520,956      15,060,304      12,307,954              --              --
Contract purchase payments                           18,104,083      12,549,526      12,741,013       2,344,463       2,393,768
Net transfers(2)                                     13,220,164       9,841,991       9,389,635         434,984         608,446
Transfers for policy loans                              (16,378)             --         (25,357)             --            (568)
Contract charges                                        (18,019)         (8,555)        (14,113)             --              --
Contract terminations:
    Surrender benefits                                 (428,241)       (378,057)       (289,439)         (1,716)         (4,936)
    Death benefits                                     (171,046)       (243,012)        (37,360)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     50,211,519      36,822,197      34,072,333       2,777,731       2,996,710
===============================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)             1PE(1)         2PE(1)          1EU(1)          2EU(1)          1HS(1)
OPERATIONS
Investment income (loss) -- net                   $       2,061   $       2,808   $        (250)  $        (133)  $      (2,478)
Net realized gain (loss) on sale of investments             (24)            364             493              --             151
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            17,886          22,936           5,596           2,869           5,205
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              19,923          26,108           5,839           2,736           2,878
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              898,095         714,994          96,006          61,751       1,390,896
Net transfers(2)                                        160,546         543,582          38,091          53,933         321,405
Transfers for policy loans                                   --              --              --              --              --
Annuity payments                                             --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                     (352)         (1,026)             --              --          (4,730)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        1,058,289       1,257,550         134,097         115,684       1,707,571
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   1,078,212   $   1,283,658   $     139,936   $     118,420   $   1,710,449
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --              --              --
Contract purchase payments                              938,839         745,187         102,794          64,670       1,420,572
Net transfers(2)                                        168,020         572,167          40,555          56,539         327,778
Transfers for policy loans                                   --              --              --              --              --
Contract charges                                             --              --              --              --              --
Contract terminations:
    Surrender benefits                                     (368)         (1,069)             --              --          (4,922)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,106,491       1,316,285         143,349         121,209       1,743,428
===============================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)             2HS(1)         1PI(1)          2PI(1)           1VS             2VS
OPERATIONS
Investment income (loss) -- net                   $      (2,632)  $      (3,052)  $      (2,691)  $    (718,809)  $    (448,604)
Net realized gain (loss) on sale of investments             159              84            (471)     (2,011,055)       (449,268)
Distributions from capital gains                             --              --              --       8,994,193       6,840,074
Net change in unrealized appreciation or
  depreciation of investments                             2,523          52,532          50,124     (40,243,494)    (31,629,377)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  50          49,564          46,962     (33,979,165)    (25,687,175)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            1,650,070       1,534,262       1,525,823      15,797,036      19,660,439
Net transfers(2)                                        450,753         508,344         790,874       6,556,174       6,897,008
Transfers for policy loans                                 (807)             --              --              --         (33,928)
Annuity payments                                             --              --              --         (11,857)         (6,159)
Contract charges                                             --              --              --         (42,306)        (55,900)
Contract terminations:
    Surrender benefits                                   (1,841)            (35)           (413)     (1,205,261)     (1,021,512)
    Death benefits                                           --              --              --        (866,383)       (290,696)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        2,098,175       2,042,571       2,316,284      20,227,403      25,149,252
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --              --      88,234,933      64,390,419
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   2,098,225   $   2,092,135   $   2,363,246   $  74,483,171   $  63,852,496
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --              --      68,406,853      49,764,177
Contract purchase payments                            1,681,017       1,640,626       1,623,905      15,971,024      20,196,251
Net transfers(2)                                        458,508         539,684         836,932       5,571,397       6,352,975
Transfers for policy loans                                 (835)             --              --              --         (34,193)
Contract charges                                             --              --              --         (47,229)        (63,132)
Contract terminations:
    Surrender benefits                                   (1,872)            (36)           (431)     (1,323,108)     (1,112,370)
    Death benefits                                           --              --              --        (856,572)       (284,741)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      2,136,818       2,180,274       2,460,406      87,722,365      74,818,967
===============================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)             1SO(1)         2SO(1)           1IT             2IT             1SP
OPERATIONS
Investment income (loss) -- net                   $       7,835   $       9,349   $    (234,391)  $    (163,619)  $    (364,004)
Net realized gain (loss) on sale of investments          (1,524)         (1,277)       (695,201)       (260,443)         (2,457)
Distributions from capital gains                        454,410         408,628       7,477,081       6,456,348              --
Net change in unrealized appreciation or
  depreciation of investments                          (223,060)       (180,468)    (12,695,973)    (11,400,356)      4,610,313
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             237,661         236,232      (6,148,484)     (5,368,070)      4,243,852
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            2,560,919       2,364,635       5,516,656       6,525,652      10,704,962
Net transfers(2)                                        913,494       1,074,013       3,132,241       3,196,285       8,497,550
Transfers for policy loans                                   --              --              --         (22,174)             --
Annuity payments                                             --             (71)         (3,039)         (2,146)         (7,788)
Contract charges                                             --              --         (11,914)        (15,572)        (16,721)
Contract terminations:
    Surrender benefits                                     (541)         (3,271)       (284,371)       (385,501)       (498,756)
    Death benefits                                           --              --        (232,447)       (132,811)       (541,875)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        3,473,872       3,435,306       8,117,126       9,163,733      18,137,372
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --              --      23,694,747      19,831,854      31,381,436
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   3,711,533   $   3,671,538   $  25,663,389   $  23,627,517   $  53,762,660
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --              --      21,844,002      18,245,122      29,881,218
Contract purchase payments                            2,769,914       2,559,785       5,822,402       6,894,850       9,799,940
Net transfers(2)                                        977,748       1,144,282       3,201,244       3,288,789       7,725,129
Transfers for policy loans                                   --              --              --         (31,299)             --
Contract charges                                             --              --         (12,672)        (16,769)        (15,497)
Contract terminations:
    Surrender benefits                                     (598)         (3,449)       (305,412)       (416,135)       (452,233)
    Death benefits                                           --              --        (252,570)       (146,845)       (482,477)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      3,747,064       3,700,618      30,296,994      27,817,713      46,456,080
===============================================================================================================================

(1) For the period Aug, 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)              2SP           1AA(1)          2AA(1)          1WI(1)          2WI(1)
OPERATIONS
Investment income (loss) -- net                   $    (237,638)  $      10,417   $      15,248   $      (2,315)  $      (2,164)
Net realized gain (loss) on sale of investments          (5,616)           (954)         (2,140)         (5,716)        (11,145)
Distributions from capital gains                             --          30,669          37,877              --              --
Net change in unrealized appreciation or
  depreciation of investments                         3,898,993         (38,811)        (41,304)          5,230           4,777
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           3,655,739           1,321           9,681          (2,801)         (8,532)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           10,940,739       1,257,831       1,426,856         602,610         490,980
Net transfers(2)                                      8,429,669       1,871,651       2,273,572         328,552         606,011
Transfers for policy loans                              (29,819)             --         (25,507)             --             (96)
Annuity payments                                         (1,601)             --              --              --              --
Contract charges                                        (20,088)            (51)           (126)            (24)            (59)
Contract terminations:
    Surrender benefits                                 (519,636)         (9,704)         (2,095)           (641)         (8,255)
    Death benefits                                     (112,238)           (906)             --            (101)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       18,687,026       3,118,821       3,672,700         930,396       1,088,581
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      25,021,085              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  47,363,850   $   3,120,142   $   3,682,381   $     927,595   $   1,080,049
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               23,812,549              --              --              --              --
Contract purchase payments                           10,053,634       1,304,764       1,475,852         668,859         550,610
Net transfers(2)                                      7,550,055       1,929,862       2,352,845         362,750         657,790
Transfers for policy loans                              (28,015)             --         (27,305)             --            (103)
Contract charges                                        (18,584)            (53)           (133)            (28)            (65)
Contract terminations:
    Surrender benefits                                 (474,882)        (10,000)         (2,120)           (687)         (8,652)
    Death benefits                                     (103,275)         (1,000)             --            (118)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     40,791,482       3,223,573       3,799,139       1,030,776       1,199,580
===============================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                                                  -----------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                                            1SG(1)         2SG(1)
OPERATIONS
Investment income (loss) -- net                                                                   $      (4,217)  $      (3,924)
Net realized gain (loss) on sale of investments                                                          (1,806)        (68,691)
Distributions from capital gains                                                                             --              --
Net change in unrealized appreciation or
  depreciation of investments                                                                           178,064          95,735
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                             172,041          23,120
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                            1,068,838         856,426
Net transfers(2)                                                                                        856,358       1,082,956
Transfers for policy loans                                                                                   --            (113)
Annuity payments                                                                                             --              --
Contract charges                                                                                            (75)            (69)
Contract terminations:
    Surrender benefits                                                                                   (1,770)        (23,290)
    Death benefits                                                                                           --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                        1,923,351       1,915,910
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                         $   2,095,392   $   1,939,030
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                       --              --
Contract purchase payments                                                                            1,263,608         986,305
Net transfers(2)                                                                                        968,011       1,098,757
Transfers for policy loans                                                                                   --            (120)
Contract charges                                                                                            (87)            (79)
Contract terminations:
    Surrender benefits                                                                                   (1,794)        (24,577)
    Death benefits                                                                                           --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                      2,229,738       2,060,286
===============================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of IDS Life Insurance Company (IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                              SHARES
----------------------------------------------------------------------------------------------------------------------------
BC1                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                          4,394,767
BC2                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                          3,920,558
BD1                  AXP(R) Variable Portfolio - Bond Fund(1)                                                     17,922,090
BD2                  AXP(R) Variable Portfolio - Bond Fund(1)                                                     17,510,822
CR1                  AXP(R) Variable Portfolio - Capital ResourceFund                                              1,316,219
CR2                  AXP(R) Variable Portfolio - Capital ResourceFund                                              1,986,191

CM1                  AXP(R) Variable Portfolio - Cash Management Fund                                            250,272,090
CM2                  AXP(R) Variable Portfolio - Cash Management Fund                                            280,721,451
DE1                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                                    6,947,125
DE2                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                                    8,927,534
EM1                  AXP(R) Variable Portfolio - Emerging Markets Fund                                               374,356
EM2                  AXP(R) Variable Portfolio - Emerging Markets Fund                                               460,301

ES1                  AXP(R) Variable Portfolio - Equity Select Fund                                                1,172,851
ES2                  AXP(R) Variable Portfolio - Equity Select Fund                                                1,587,053
EI1                  AXP(R) Variable Portfolio - Extra Income Fund(2)                                             18,917,902
EI2                  AXP(R) Variable Portfolio - Extra Income Fund(2)                                             14,542,541
FI1                  AXP(R) Variable Portfolio - Federal Income Fund(3)                                           13,072,556
FI2                  AXP(R) Variable Portfolio - Federal Income Fund(3)                                           14,134,351

GB1                  AXP(R) Variable Portfolio - Global Bond Fund                                                  4,078,422
GB2                  AXP(R) Variable Portfolio - Global Bond Fund                                                  3,492,335
GR1                  AXP(R) Variable Portfolio - Growth Fund                                                      11,712,998
GR2                  AXP(R) Variable Portfolio - Growth Fund                                                      13,460,298
IE1                  AXP(R) Variable Portfolio - International Fund                                                1,599,610
IE2                  AXP(R) Variable Portfolio - International Fund                                                1,677,855

MF1                  AXP(R) Variable Portfolio - Managed Fund                                                      4,352,362
MF2                  AXP(R) Variable Portfolio - Managed Fund                                                      4,383,678
ND1                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                           19,292,863
ND2                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                           20,815,377
SV1                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                     2,802,176
SV2                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                     4,314,932

IV1                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                                6,554,457
IV2                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                                6,555,401
SC1                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                          2,979,642
SC2                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                          2,989,636
ST1                  AXP(R) Variable Portfolio - Stock Fund                                                          296,434
ST2                  AXP(R) Variable Portfolio - Stock Fund                                                          334,055

SA1                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                          5,307,628
SA2                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                          5,705,015
1AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                                            339,549
2AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                                            505,244
1AD                  AIM V.I. Capital Development Fund, Series II Shares                                             393,899
2AD                  AIM V.I. Capital Development Fund, Series II Shares                                             570,034

1AB                  AllianceBernstein VP International Value Portfolio (Class B)                                    910,011
2AB                  AllianceBernstein VP International Value Portfolio (Class B)                                  1,211,458
1AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                                    1,344,795
2AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                                    1,952,783
1AI                  American Century(R) VP International, Class II                                                1,157,064
2AI                  American Century(R) VP International, Class II                                                1,607,660

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                              SHARES
----------------------------------------------------------------------------------------------------------------------------
1AV                  American Century(R) VP Value, Class II                                                        4,508,882
2AV                  American Century(R) VP Value, Class II                                                        6,238,051
1SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                                       5,057,886
2SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                                       4,951,430
1CG                  Evergreen VA Capital Growth Fund - Class 2                                                      303,481
2CG                  Evergreen VA Capital Growth Fund - Class 2                                                      439,186

1FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                     2,796,472
2FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                     3,748,549
1FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                             1,895,051
2FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                             2,697,861
1FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                                              700,210
2FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                                              901,750

1RE                  FTVIPT Franklin Real Estate Fund - Class 2                                                    3,368,955
2RE                  FTVIPT Franklin Real Estate Fund - Class 2                                                    4,517,586
1SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                     2,958,250
2SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                     3,765,000
1MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                                  641,508
2MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                                  769,240

1UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                   5,930,713
2UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                   5,682,987
1MC                  Goldman Sachs VIT Mid Cap Value Fund                                                          5,795,312
2MC                  Goldman Sachs VIT Mid Cap Value Fund                                                          6,865,719
1ID                  INVESCO VIF - Dynamics Fund                                                                     367,120
2ID                  INVESCO VIF - Dynamics Fund                                                                     524,469

1FS                  INVESCO VIF - Financial Services Fund                                                           288,213
2FS                  INVESCO VIF - Financial Services Fund                                                           434,163
1TC                  INVESCO VIF - Technology Fund                                                                   166,492
2TC                  INVESCO VIF - Technology Fund                                                                   221,204
1TL                  INVESCO VIF - Telecommunications Fund                                                           239,881
2TL                  INVESCO VIF - Telecommunications Fund                                                           290,616

1GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                                3,245,604
2GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                                3,849,547
1IG                  Janus Aspen Series International Growth Portfolio: Service Shares                             1,926,402
2IG                  Janus Aspen Series International Growth Portfolio: Service Shares                             2,121,675
1IP                  Lazard Retirement International Equity Portfolio                                              2,286,384
2IP                  Lazard Retirement International Equity Portfolio                                              2,350,597

1MG                  MFS(R) Investors Growth Stock Series - Service Class                                          4,325,293
2MG                  MFS(R) Investors Growth Stock Series - Service Class                                          4,840,347
1MD                  MFS(R) New Discovery Series - Service Class                                                   3,119,001
2MD                  MFS(R) New Discovery Series - Service Class                                                   3,484,308
1UT                  MFS(R) Utilities Series - Service Class                                                         405,103
2UT                  MFS(R) Utilities Series - Service Class                                                         600,507

1PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                                           384,690
2PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                                           631,542
1EU                  Pioneer Europe VCT Portfolio - Class II Shares                                                   81,464
2EU                  Pioneer Europe VCT Portfolio - Class II Shares                                                  153,482
1HS                  Putnam VT Health Sciences Fund - Class IB Shares                                                546,110
2HS                  Putnam VT Health Sciences Fund - Class IB Shares                                                950,927

1PI                  Putnam VT International Equity Fund - Class IB Shares                                         1,173,120
                       (previously Putnam VT International Growth Fund - Class IB Shares)
2PI                  Putnam VT International Equity Fund - Class IB Shares                                         1,614,300
                       (previously Putnam VT International Growth Fund - Class IB Shares)
1VS                  Putnam VT Vista Fund - Class IB Shares                                                        5,490,188
2VS                  Putnam VT Vista Fund - Class IB Shares                                                        5,380,326

1SO                  Strong Opportunity Fund II - Advisor Class                                                      891,093
2SO                  Strong Opportunity Fund II - Advisor Class                                                    1,325,437
1IT                  Wanger International Small Cap                                                                2,302,076
2IT                  Wanger International Small Cap                                                                2,382,637
1SP                  Wanger U.S. Smaller Companies                                                                 3,753,235
2SP                  Wanger U.S. Smaller Companies                                                                 4,053,800

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                              SHARES
----------------------------------------------------------------------------------------------------------------------------
1AA                  Wells Fargo VT Asset Allocation Fund                                                            951,802
2AA                  Wells Fargo VT Asset Allocation Fund                                                          1,197,008
1WI                  Wells Fargo VT International Equity Fund                                                        330,822
2WI                  Wells Fargo VT International Equity Fund                                                        561,407
1SG                  Wells Fargo VT Small Cap Growth Fund                                                            907,664
2SG                  Wells Fargo VT Small Cap Growth Fund                                                          1,188,829

BC4                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                              6,410
BC5                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             15,825
BD4                  AXP(R) Variable Portfolio - Bond Fund(1)                                                        587,156
BD5                  AXP(R) Variable Portfolio - Bond Fund(1)                                                        638,060
CR4                  AXP(R) Variable Portfolio - Capital Resource Fund                                                 4,989
CR5                  AXP(R) Variable Portfolio - Capital Resource Fund                                                14,001

CM4                  AXP(R) Variable Portfolio - Cash Management Fund                                             12,165,559
CM5                  AXP(R) Variable Portfolio - Cash Management Fund                                             12,335,449
DE4                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      212,145
DE5                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      321,396
EM4                  AXP(R) Variable Portfolio - Emerging Markets Fund                                                15,528
EM5                  AXP(R) Variable Portfolio - Emerging Markets Fund                                                27,679

ES4                  AXP(R) Variable Portfolio - Equity Select Fund                                                   89,059
ES5                  AXP(R) Variable Portfolio - Equity Select Fund                                                  115,688
EI4                  AXP(R) Variable Portfolio - Extra Income Fund(2)                                                699,359
EI5                  AXP(R) Variable Portfolio - Extra Income Fund(2)                                                649,181
FI4                  AXP(R) Variable Portfolio - Federal Income Fund(3)                                              751,178
FI5                  AXP(R) Variable Portfolio - Federal Income Fund(3)                                              599,369

GB4                  AXP(R) Variable Portfolio - Global Bond Fund                                                    167,156
GB5                  AXP(R) Variable Portfolio - Global Bond Fund                                                    114,841
GR4                  AXP(R) Variable Portfolio - Growth Fund                                                          62,376
GR5                  AXP(R) Variable Portfolio - Growth Fund                                                         154,602
IE4                  AXP(R) Variable Portfolio - International Fund                                                   13,676
IE5                  AXP(R) Variable Portfolio - International Fund                                                    7,211

MF4                  AXP(R) Variable Portfolio - Managed Fund                                                         34,587
MF5                  AXP(R) Variable Portfolio - Managed Fund                                                         39,816
ND4                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              326,580
ND5                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              420,226
SV4                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                       251,909
SV5                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                       311,808

IV4                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                                  218,339
IV5                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                                  240,933
SC4                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             49,932
SC5                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             88,398
ST4                  AXP(R) Variable Portfolio - Stock Fund                                                           13,422
ST5                  AXP(R) Variable Portfolio - Stock Fund                                                           21,007

SA4                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                             20,392
SA5                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                             14,497
4AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                                             21,209
5AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                                             18,049
4AD                  AIM V.I. Capital Development Fund, Series II Shares                                              39,703
5AD                  AIM V.I. Capital Development Fund, Series II Shares                                              47,439

4AB                  AllianceBernstein VP International Value Portfolio (Class B)                                    139,718
5AB                  AllianceBernstein VP International Value Portfolio (Class B)                                    144,687
4AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                                      199,224
5AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                                      171,702
4AI                  American Century(R) VP International, Class II                                                   73,041
5AI                  American Century(R) VP International, Class II                                                  154,239

4AV                  American Century(R) VP Value, Class II                                                          348,071
5AV                  American Century(R) VP Value, Class II                                                          412,855
4SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                                         122,131
5SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                                         123,864
4CG                  Evergreen VA Capital Growth Fund - Class 2                                                       39,061
5CG                  Evergreen VA Capital Growth Fund - Class 2                                                       28,710

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                              SHARES
----------------------------------------------------------------------------------------------------------------------------
4FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                       279,058
5FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                       286,182
4FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               182,692
5FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               216,142
4FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                                               46,258
5FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                                               41,981

4RE                  FTVIPT Franklin Real Estate Fund - Class 2                                                      168,449
5RE                  FTVIPT Franklin Real Estate Fund - Class 2                                                      163,015
4SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                       153,648
5SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                       198,337
4MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                                  104,831
5MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                                  128,451

4UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                     140,119
5UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                      99,210
4MC                  Goldman Sachs VIT Mid Cap Value Fund                                                            249,225
5MC                  Goldman Sachs VIT Mid Cap Value Fund                                                            232,257
4ID                  INVESCO VIF - Dynamics Fund                                                                      23,801
5ID                  INVESCO VIF - Dynamics Fund                                                                      20,193

4FS                  INVESCO VIF - Financial Services Fund                                                            36,820
5FS                  INVESCO VIF - Financial Services Fund                                                            43,503
4TC                  INVESCO VIF - Technology Fund                                                                    10,738
5TC                  INVESCO VIF - Technology Fund                                                                    13,166
4TL                  INVESCO VIF - Telecommunications Fund                                                            14,985
5TL                  INVESCO VIF - Telecommunications Fund                                                            12,230

4GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                                   29,471
5GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                                   17,841
4IG                  Janus Aspen Series International Growth Portfolio: Service Shares                                29,576
5IG                  Janus Aspen Series International Growth Portfolio: Service Shares                                31,260
4IP                  Lazard Retirement International Equity Portfolio                                                 64,183
5IP                  Lazard Retirement International Equity Portfolio                                                 56,684

4MG                  MFS(R) Investors Growth Stock Series - Service Class                                             77,125
5MG                  MFS(R) Investors Growth Stock Series - Service Class                                            118,106
4MD                  MFS(R) New Discovery Series - Service Class                                                     124,038
5MD                  MFS(R) New Discovery Series - Service Class                                                     147,085
4UT                  MFS(R) Utilities Series - Service Class                                                          30,550
5UT                  MFS(R) Utilities Series - Service Class                                                          19,583

4PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                                            66,530
5PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                                            80,623
4EU                  Pioneer Europe VCT Portfolio - Class II Shares                                                    6,334
5EU                  Pioneer Europe VCT Portfolio - Class II Shares                                                    6,378
4HS                  Putnam VT Health Sciences Fund - Class IB Shares                                                 50,314
5HS                  Putnam VT Health Sciences Fund - Class IB Shares                                                 53,344

4PI                  Putnam VT International Equity Fund - Class IB Shares                                           118,316
                       (previously Putnam VT International Growth Fund - Class IB Shares)
5PI                  Putnam VT International Equity Fund - Class IB Shares                                           177,603
                       (previously Putnam VT International Growth Fund - Class IB Shares)
4VS                  Putnam VT Vista Fund - Class IB Shares                                                           17,811
5VS                  Putnam VT Vista Fund - Class IB Shares                                                           24,767

4SO                  Strong Opportunity Fund II - Advisor Class                                                      107,512
5SO                  Strong Opportunity Fund II - Advisor Class                                                      126,987
4IT                  Wanger International Small Cap                                                                   69,130
5IT                  Wanger International Small Cap                                                                   99,988
4SP                  Wanger U.S. Smaller Companies                                                                   143,477
5SP                  Wanger U.S. Smaller Companies                                                                   171,352

4AA                  Wells Fargo VT Asset Allocation Fund                                                             65,243
5AA                  Wells Fargo VT Asset Allocation Fund                                                            108,534
4WI                  Wells Fargo VT International Equity Fund                                                         11,238
5WI                  Wells Fargo VT International Equity Fund                                                         11,345
4SG                  Wells Fargo VT Small Cap Growth Fund                                                             53,101
5SG                  Wells Fargo VT Small Cap Growth Fund                                                             91,012

(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.

(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.

(3) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date. Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life and may result in additional amounts being transferred into the variable annuity account by IDS Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES


IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.75% to 1.20% of the average daily net assets of each subaccount, depending on the contract option selected.

4. CONTRACT CHARGES

IDS Life deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value. An optional maximum anniversary value death benefit rider, enhanced earnings death benefit rider and enhanced earnings plus death benefit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life will use a surrender charge to help it recover certain expenses related to the sale of the annuity. A surrender charge of up to 8% may be deducted for surrenders up to the first ten payment years following a purchase payment, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $22,560,988 in 2002 and $19,059,480 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                                                        PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                        0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                                                       0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                                           0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                                            0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                  0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                           1.170% to 1.095%
AXP(R) Variable Portfolio - Equity Select Fund                                                              0.650% to 0.560%
AXP(R) Variable Portfolio - Extra Income Fund                                                               0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                                             0.610% to 0.535%

AXP(R) Variable Portfolio - Global Bond Fund                                                                0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                                     0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                                              0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                                                    0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                          0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                                   1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                              0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                        0.790% to 0.650%
AXP(R) Variable Portfolio - Stock Fund                                                                      0.560% to 0.470%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                        0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.


                                                                                 MAXIMUM                      MAXIMUM
                                                                                ADJUSTMENT                   ADJUSTMENT
FUND                                                                     (PRIOR TO DEC. 1, 2002)        (AFTER DEC. 1, 2002)
----------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                               0.08%                        0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                                   N/A                         0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                         0.08%                        0.12%
AXP(R) Variable Portfolio - Emerging Markets Fund                                  0.12%                        0.12%
AXP(R) Variable Portfolio - Equity Select Fund                                     0.12%                        0.12%
AXP(R) Variable Portfolio - Growth Fund                                            0.12%                        0.12%

AXP(R) Variable Portfolio - International Fund                                      N/A                         0.12%
AXP(R) Variable Portfolio - Managed Fund                                            N/A                         0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                  N/A                         0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                          0.12%                        0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                               0.12%                        0.12%
AXP(R) Variable Portfolio - Stock Fund                                             0.08%                        0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                N/A                         0.12%



IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                                                        PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                        0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                                                       0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                                                           0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                                            0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                  0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                           0.100% to 0.050%
AXP(R) Variable Portfolio - Equity Select Fund                                                              0.060% to 0.030%
AXP(R) Variable Portfolio - Extra Income Fund                                                               0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                                             0.050% to 0.025%

AXP(R) Variable Portfolio - Global Bond Fund                                                                0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                                                     0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                                                              0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                                                    0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                          0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                                   0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                              0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                        0.060% to 0.035%
AXP(R) Variable Portfolio - Stock Fund                                                                      0.040% to 0.020%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                        0.060% to 0.035%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
----------------------------------------------------------------------------------------------------------------------------
BC1                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                       $  1,910,392
BC2                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                          3,679,726
BD1                  AXP(R) Variable Portfolio - Bond Fund                                                        70,887,576
BD2                  AXP(R) Variable Portfolio - Bond Fund                                                        89,426,814
CR1                  AXP(R) Variable Portfolio - Capital Resource Fund                                             9,162,647
CR2                  AXP(R) Variable Portfolio - Capital Resource Fund                                            19,607,609

CM1                  AXP(R) Variable Portfolio - Cash Management Fund                                             74,160,902
CM2                  AXP(R) Variable Portfolio - Cash Management Fund                                             99,262,540
DE1                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                                   28,212,409
DE2                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                                   42,979,312
EM1                  AXP(R) Variable Portfolio - Emerging Markets Fund                                             2,227,797
EM2                  AXP(R) Variable Portfolio - Emerging Markets Fund                                             2,476,844

ES1                  AXP(R) Variable Portfolio - Equity Select Fund                                                8,887,413
ES2                  AXP(R) Variable Portfolio - Equity Select Fund                                               12,647,305
EI1                  AXP(R) Variable Portfolio - Extra Income Fund                                                41,951,298
EI2                  AXP(R) Variable Portfolio - Extra Income Fund                                                39,700,916
FI1                  AXP(R) Variable Portfolio - Federal Income Fund                                              82,798,262
FI2                  AXP(R) Variable Portfolio - Federal Income Fund                                              95,767,884

GB1                  AXP(R) Variable Portfolio - Global Bond Fund                                                 17,872,512
GB2                  AXP(R) Variable Portfolio - Global Bond Fund                                                 18,257,201
GR1                  AXP(R) Variable Portfolio - Growth Fund                                                       4,117,943
GR2                  AXP(R) Variable Portfolio - Growth Fund                                                       8,496,516
IE1                  AXP(R) Variable Portfolio - International Fund                                                8,071,635
IE2                  AXP(R) Variable Portfolio - International Fund                                                8,688,705

MF1                  AXP(R) Variable Portfolio - Managed Fund                                                     19,322,497
MF2                  AXP(R) Variable Portfolio - Managed Fund                                                     28,961,852
ND1                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                           46,206,277
ND2                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                           82,978,941
SV1                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                    23,940,246
SV2                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                    38,199,750

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
----------------------------------------------------------------------------------------------------------------------------
IV1                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                             $ 19,481,312
IV2                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                               22,482,651
SC1                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                          6,102,141
SC2                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                          7,891,078
ST1                  AXP(R) Variable Portfolio - Stock Fund                                                        2,140,855
ST2                  AXP(R) Variable Portfolio - Stock Fund                                                        2,324,309

SA1                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                          1,930,970
SA2                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                          3,983,916
1AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                                          5,210,313
2AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                                          8,107,689
1AD                  AIM V.I. Capital Development Fund, Series II Shares                                           3,371,738
2AD                  AIM V.I. Capital Development Fund, Series II Shares                                           5,087,196

1AB                  AllianceBernstein VP International Value Portfolio (Class B)                                  8,004,938
2AB                  AllianceBernstein VP International Value Portfolio (Class B)                                 11,182,690
1AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                                   21,993,541
2AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                                   32,247,404
1AI                  American Century(R) VP International, Class II                                                5,282,493
2AI                  American Century(R) VP International, Class II                                                7,865,628

1AV                  American Century(R) VP Value, Class II                                                       23,084,796
2AV                  American Century(R) VP Value, Class II                                                       34,612,984
1SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                                       3,722,793
2SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                                       4,775,931
1CG                  Evergreen VA Capital Growth Fund - Class 2                                                    3,213,136
2CG                  Evergreen VA Capital Growth Fund - Class 2                                                    4,355,995

1FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                    25,233,347
2FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                    37,403,752
1FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                            29,222,061
2FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                            42,974,830
1FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                                            7,109,770
2FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                                           10,124,848

1RE                  FTVIPT Franklin Real Estate Fund - Class 2                                                   35,288,487
2RE                  FTVIPT Franklin Real Estate Fund - Class 2                                                   49,971,245
1SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                    19,015,101
2SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                    26,036,576
1MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                                7,434,348
2MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                                9,403,558

1UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                   7,748,443
2UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                  11,270,086
1MC                  Goldman Sachs VIT Mid Cap Value Fund                                                         32,861,063
2MC                  Goldman Sachs VIT Mid Cap Value Fund                                                         45,591,517
1ID                  INVESCO VIF - Dynamics Fund                                                                   2,729,120
2ID                  INVESCO VIF - Dynamics Fund                                                                   4,304,323

1FS                  INVESCO VIF - Financial Services Fund                                                         2,836,988
2FS                  INVESCO VIF - Financial Services Fund                                                         4,258,767
1TC                  INVESCO VIF - Technology Fund                                                                 1,507,343
2TC                  INVESCO VIF - Technology Fund                                                                 2,216,703
1TL                  INVESCO VIF - Telecommunications Fund                                                           625,793
2TL                  INVESCO VIF - Telecommunications Fund                                                           907,161

1GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                                1,252,323
2GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                                2,170,051
1IG                  Janus Aspen Series International Growth Portfolio: Service Shares                             7,674,417
2IG                  Janus Aspen Series International Growth Portfolio: Service Shares                            12,135,593
1IP                  Lazard Retirement International Equity Portfolio                                              7,027,486
2IP                  Lazard Retirement International Equity Portfolio                                              9,537,752

1MG                  MFS(R) Investors Growth Stock Series - Service Class                                          8,712,341
2MG                  MFS(R) Investors Growth Stock Series - Service Class                                         12,886,315
1MD                  MFS(R) New Discovery Series - Service Class                                                  13,580,341
2MD                  MFS(R) New Discovery Series - Service Class                                                  19,151,624
1UT                  MFS(R) Utilities Series - Service Class                                                       3,776,372
2UT                  MFS(R) Utilities Series - Service Class                                                       5,780,795

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
----------------------------------------------------------------------------------------------------------------------------
1PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                                      $  5,702,596
2PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                                         9,519,915
1EU                  Pioneer Europe VCT Portfolio - Class II Shares                                                  568,414
2EU                  Pioneer Europe VCT Portfolio - Class II Shares                                                1,082,819
1HS                  Putnam VT Health Sciences Fund - Class IB Shares                                              4,484,190
2HS                  Putnam VT Health Sciences Fund - Class IB Shares                                              7,993,696

1PI                  Putnam VT International Equity Fund - Class IB Shares                                        11,122,629
                       (previously Putnam VT International Growth Fund - Class IB Shares)
2PI                  Putnam VT International Equity Fund - Class IB Shares                                        15,820,404
                       (previously Putnam VT International Growth Fund - Class IB Shares)
1VS                  Putnam VT Vista Fund - Class IB Shares                                                        1,252,992
2VS                  Putnam VT Vista Fund - Class IB Shares                                                        3,474,560

1SO                  Strong Opportunity Fund II - Advisor Class                                                   11,825,138
2SO                  Strong Opportunity Fund II - Advisor Class                                                   18,771,773
1IT                  Wanger International Small Cap                                                               10,186,624
2IT                  Wanger International Small Cap                                                               12,710,610
1SP                  Wanger U.S. Smaller Companies                                                                28,517,895
2SP                  Wanger U.S. Smaller Companies                                                                39,464,425

1AA                  Wells Fargo VT Asset Allocation Fund                                                          8,428,680
2AA                  Wells Fargo VT Asset Allocation Fund                                                         10,461,838
1WI                  Wells Fargo VT International Equity Fund                                                      1,568,736
2WI                  Wells Fargo VT International Equity Fund                                                      2,940,418
1SG                  Wells Fargo VT Small Cap Growth Fund                                                          4,099,091
2SG                  Wells Fargo VT Small Cap Growth Fund                                                          5,791,814

BC4                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             70,989
BC5                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                            121,836
BD4                  AXP(R) Variable Portfolio - Bond Fund                                                         6,415,506
BD5                  AXP(R) Variable Portfolio - Bond Fund                                                         7,996,256
CR4                  AXP(R) Variable Portfolio - Capital Resource Fund                                               155,891
CR5                  AXP(R) Variable Portfolio - Capital Resource Fund                                               299,117

CM4                  AXP(R) Variable Portfolio - Cash Management Fund                                             21,907,695
CM5                  AXP(R) Variable Portfolio - Cash Management Fund                                             18,816,010
DE4                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                                    2,184,766
DE5                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                                    2,960,342
EM4                  AXP(R) Variable Portfolio - Emerging Markets Fund                                               144,288
EM5                  AXP(R) Variable Portfolio - Emerging Markets Fund                                               239,190

ES4                  AXP(R) Variable Portfolio - Equity Select Fund                                                  935,071
ES5                  AXP(R) Variable Portfolio - Equity Select Fund                                                1,068,568
EI4                  AXP(R) Variable Portfolio - Extra Income Fund                                                 4,284,577
EI5                  AXP(R) Variable Portfolio - Extra Income Fund                                                 4,049,171
FI4                  AXP(R) Variable Portfolio - Federal Income Fund                                               8,912,084
FI5                  AXP(R) Variable Portfolio - Federal Income Fund                                               6,770,197

GB4                  AXP(R) Variable Portfolio - Global Bond Fund                                                  1,708,838
GB5                  AXP(R) Variable Portfolio - Global Bond Fund                                                  1,239,939
GR4                  AXP(R) Variable Portfolio - Growth Fund                                                         333,186
GR5                  AXP(R) Variable Portfolio - Growth Fund                                                         842,791
IE4                  AXP(R) Variable Portfolio - International Fund                                                  146,657
IE5                  AXP(R) Variable Portfolio - International Fund                                                   71,417

MF4                  AXP(R) Variable Portfolio - Managed Fund                                                        553,576
MF5                  AXP(R) Variable Portfolio - Managed Fund                                                        646,670
ND4                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                            4,781,484
ND5                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                            5,922,707
SV4                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                     2,769,692
SV5                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                     3,358,190

IV4                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                                1,512,785
IV5                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                                1,624,986
SC4                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                            486,512
SC5                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                            843,835
ST4                  AXP(R) Variable Portfolio - Stock Fund                                                          119,208
ST5                  AXP(R) Variable Portfolio - Stock Fund                                                          168,956

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
----------------------------------------------------------------------------------------------------------------------------
SA4                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                       $    166,592
SA5                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                            121,103
4AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                                            394,360
5AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                                            364,986
4AD                  AIM V.I. Capital Development Fund, Series II Shares                                             457,473
5AD                  AIM V.I. Capital Development Fund, Series II Shares                                             503,303

4AB                  AllianceBernstein VP International Value Portfolio (Class B)                                  1,481,283
5AB                  AllianceBernstein VP International Value Portfolio (Class B)                                  1,450,223
4AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                                    3,918,997
5AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                                    3,257,254
4AI                  American Century(R) VP International, Class II                                                  479,392
5AI                  American Century(R) VP International, Class II                                                  931,563

4AV                  American Century(R) VP Value, Class II                                                        2,386,436
5AV                  American Century(R) VP Value, Class II                                                        2,792,128
4SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                                         226,087
5SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                                         202,368
4CG                  Evergreen VA Capital Growth Fund - Class 2                                                      483,654
5CG                  Evergreen VA Capital Growth Fund - Class 2                                                      366,737

4FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                     3,368,246
5FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                     3,416,338
4FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                             3,524,800
5FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                             4,068,412
4FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                                              582,135
5FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                                              609,207

4RE                  FTVIPT Franklin Real Estate Fund - Class 2                                                    3,282,121
5RE                  FTVIPT Franklin Real Estate Fund - Class 2                                                    3,445,268
4SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                     1,697,395
5SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                     2,049,017
4MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                                1,441,527
5MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                                1,653,764

4UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                   1,438,098
5UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                   1,016,465
4MC                  Goldman Sachs VIT Mid Cap Value Fund                                                          2,918,961
5MC                  Goldman Sachs VIT Mid Cap Value Fund                                                          2,761,082
4ID                  INVESCO VIF - Dynamics Fund                                                                     261,800
5ID                  INVESCO VIF - Dynamics Fund                                                                     228,545

4FS                  INVESCO VIF - Financial Services Fund                                                           443,638
5FS                  INVESCO VIF - Financial Services Fund                                                           494,447
4TC                  INVESCO VIF - Technology Fund                                                                   135,407
5TC                  INVESCO VIF - Technology Fund                                                                   169,042
4TL                  INVESCO VIF - Telecommunications Fund                                                            51,464
5TL                  INVESCO VIF - Telecommunications Fund                                                            50,000

4GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                                   99,116
5GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                                   62,177
4IG                  Janus Aspen Series International Growth Portfolio: Service Shares                               630,167
5IG                  Janus Aspen Series International Growth Portfolio: Service Shares                               649,397
4IP                  Lazard Retirement International Equity Portfolio                                                584,162
5IP                  Lazard Retirement International Equity Portfolio                                                525,384

4MG                  MFS(R) Investors Growth Stock Series - Service Class                                            650,410
5MG                  MFS(R) Investors Growth Stock Series - Service Class                                            979,474
4MD                  MFS(R) New Discovery Series - Service Class                                                   1,574,538
5MD                  MFS(R) New Discovery Series - Service Class                                                   1,825,127
4UT                  MFS(R) Utilities Series - Service Class                                                         457,596
5UT                  MFS(R) Utilities Series - Service Class                                                         295,447

4PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                                         1,130,226
5PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                                         1,345,049
4EU                  Pioneer Europe VCT Portfolio - Class II Shares                                                   48,901
5EU                  Pioneer Europe VCT Portfolio - Class II Shares                                                   47,172
4HS                  Putnam VT Health Sciences Fund - Class IB Shares                                                596,772
5HS                  Putnam VT Health Sciences Fund - Class IB Shares                                                571,921

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

SUBACCOUNT           INVESTMENT                                                                                  PURCHASES
----------------------------------------------------------------------------------------------------------------------------
4PI                  Putnam VT International Equity Fund - Class IB Shares                                      $  1,403,979
                       (previously Putnam VT International Growth Fund - Class IB Shares)
5PI                  Putnam VT International Equity Fund - Class IB Shares                                         2,005,156
                       (previously Putnam VT International Growth Fund - Class IB Shares)
4VS                  Putnam VT Vista Fund - Class IB Shares                                                          160,844
5VS                  Putnam VT Vista Fund - Class IB Shares                                                          232,106

4SO                  Strong Opportunity Fund II - Advisor Class                                                    2,056,991
5SO                  Strong Opportunity Fund II - Advisor Class                                                    2,202,171
4IT                  Wanger International Small Cap                                                                1,024,844
5IT                  Wanger International Small Cap                                                                1,448,026
4SP                  Wanger U.S. Smaller Companies                                                                 3,186,464
5SP                  Wanger U.S. Smaller Companies                                                                 3,388,035

4AA                  Wells Fargo VT Asset Allocation Fund                                                            869,994
5AA                  Wells Fargo VT Asset Allocation Fund                                                          1,188,452
4WI                  Wells Fargo VT International Equity Fund                                                         80,942
5WI                  Wells Fargo VT International Equity Fund                                                         90,566
4SG                  Wells Fargo VT Small Cap Growth Fund                                                            364,696
5SG                  Wells Fargo VT Small Cap Growth Fund                                                            548,983

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                               BC1             BC2             BD1            BD2            CR1
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.98     $      0.99     $      1.06    $      1.06    $      0.93
At Dec. 31, 2001                           $      0.81     $      0.82     $      1.13    $      1.13    $      0.76
At Dec. 31, 2002                           $      0.62     $      0.63     $      1.18    $      1.19    $      0.58
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                49,897          41,083         106,760         83,968         26,779
At Dec. 31, 2002                                44,110          39,019         159,405        154,530         34,956
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $    40,748     $    33,763     $   120,835    $    95,910    $    20,374
At Dec. 31, 2002                           $    27,601     $    24,610     $   188,953    $   184,587    $    20,512
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.75%           0.75%           6.38%          6.38%          0.31%
For the year ended Dec. 31, 2002                  0.78%           0.78%           5.08%          5.10%          0.54%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (17.35%)        (17.17%)          6.60%          6.60%        (18.28%)
For the year ended Dec. 31, 2002                (23.46%)        (23.17%)          4.42%          5.31%        (23.68%)
--------------------------------------------------------------------------------------------------------------------

                                               CR2             CM1             CM2            DE1            DE2
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.93     $      1.06     $      1.06    $      1.01    $      1.01
At Dec. 31, 2001                           $      0.76     $      1.09     $      1.09    $      1.02    $      1.02
At Dec. 31, 2002                           $      0.59     $      1.09     $      1.10    $      0.82    $      0.82
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                26,327         265,455         243,870         41,299         43,328
At Dec. 31, 2002                                52,124         228,237         255,251         67,958         86,442
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $    20,244     $   289,729     $   267,061    $    42,181    $    44,814
At Dec. 31, 2002                           $    30,833     $   249,280     $   280,619    $    55,726    $    71,609
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.30%           3.57%           3.55%          1.26%          1.26%
For the year ended Dec. 31, 2002                  0.57%           1.17%           1.16%          1.59%          1.62%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (18.28%)          2.83%           2.83%          0.99%          0.99%
For the year ended Dec. 31, 2002                (22.37%)          0.00%           0.92%        (19.61%)       (19.61%)
--------------------------------------------------------------------------------------------------------------------

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

                                               EM1             EM2             ES1(4)         ES2(4)         EI1
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.74     $      0.74              --             --    $      0.91
At Dec. 31, 2001                           $      0.72     $      0.72     $      0.99    $      1.00    $      0.94
At Dec. 31, 2002                           $      0.67     $      0.68     $      0.85    $      0.85    $      0.87
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                 1,542           1,789           2,238          2,489         88,813
At Dec. 31, 2002                                 3,888           4,750          12,145         16,388        122,784
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $     1,108     $     1,291     $     2,224    $     2,477    $    84,017
At Dec. 31, 2002                           $     2,618     $     3,216     $    10,310    $    13,959    $   107,749
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.02%           0.02%             --             --          10.93%
For the year ended Dec. 31, 2002                    --              --              --             --           7.73%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (2.70%)         (2.70%)         (1.00%)         0.00%          3.30%
For the year ended Dec. 31, 2002                 (6.94%)         (5.56%)        (14.14%)       (15.00%)        (7.45%)
--------------------------------------------------------------------------------------------------------------------

                                               EI2             FI1             FI2            GB1            GB2
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.91     $      1.08     $      1.08    $      1.02    $      1.03
At Dec. 31, 2001                           $      0.95     $      1.13     $      1.14    $      1.03    $      1.03
At Dec. 31, 2002                           $      0.88     $      1.19     $      1.20    $      1.17    $      1.18
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                58,348          56,966          50,510         23,970         16,572
At Dec. 31, 2002                                93,845         116,147         124,866         36,626         31,133
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $    55,486     $    64,826     $    57,952    $    24,619    $    17,099
At Dec. 31, 2002                           $    82,940     $   138,406     $   149,972    $    42,852    $    36,668
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                 10.92%           4.55%           4.52%          3.58%          3.62%
For the year ended Dec. 31, 2002                  7.71%           2.85%           2.88%          4.72%          4.77%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                  4.40%           4.63%           5.56%          0.98%          0.00%
For the year ended Dec. 31, 2002                 (7.37%)          5.31%           5.26%         13.59%         14.56%
--------------------------------------------------------------------------------------------------------------------

                                               GR1             GR2             IE1            IE2            MF1
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.94     $      0.95     $      0.95    $      0.95    $      1.05
At Dec. 31, 2001                           $      0.64     $      0.65     $      0.67    $      0.67    $      0.93
At Dec. 31, 2002                           $      0.47     $      0.48     $      0.54    $      0.55    $      0.80
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               130,764         129,186          18,664         15,821         53,096
At Dec. 31, 2002                               118,986         135,693          19,189         20,012         64,613
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $    84,435     $    83,920     $    12,551    $    10,653    $    49,925
At Dec. 31, 2002                           $    56,268     $    64,633     $    10,469    $    10,962    $    52,246
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --            1.23%          1.23%          2.53%
For the year ended Dec. 31, 2002                  0.07%           0.07%           0.94%          0.99%          2.63%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (31.91%)        (31.58%)        (29.47%)       (29.47%)       (11.43%)
For the year ended Dec. 31, 2002                (26.56%)        (26.15%)        (19.40%)       (17.91%)       (13.98%)
--------------------------------------------------------------------------------------------------------------------

                                               MF2             ND1             ND2           SV1(5)         SV2(5)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.05     $      1.07     $      1.07             --             --
At Dec. 31, 2001                           $      0.94     $      0.88     $      0.89    $      1.07    $      1.07
At Dec. 31, 2002                           $      0.81     $      0.68     $      0.69    $      0.93    $      0.93
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                37,760         307,320         276,054          6,314          6,885
At Dec. 31, 2002                                64,273         347,841         373,715         28,099         43,199
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $    35,997     $   272,882     $   246,108    $     6,763    $     7,380
At Dec. 31, 2002                           $    52,453     $   239,068     $   258,144    $    26,292    $    40,465
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  2.53%           0.23%           0.24%            --             --
For the year ended Dec. 31, 2002                  2.74%           0.51%           0.52%          0.16%          0.18%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (10.48%)        (17.76%)        (16.82%)         7.00%          7.00%
For the year ended Dec. 31, 2002                (13.83%)        (22.73%)        (22.47%)       (13.08%)       (13.08%)
--------------------------------------------------------------------------------------------------------------------

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

                                               IV1             IV2             SC1            SC2           ST1(6)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.91     $      0.91     $      1.16    $      1.16             --
At Dec. 31, 2001                           $      0.79     $      0.79     $      1.07    $      1.08    $      0.96
At Dec. 31, 2002                           $      0.60     $      0.61     $      0.88    $      0.89    $      0.76
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                40,575          35,957          24,346         22,792            517
At Dec. 31, 2002                                65,011          64,771          29,341         29,202          2,921
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $    32,012     $    28,329     $    26,157    $    24,594    $       499
At Dec. 31, 2002                           $    39,405     $    39,410     $    25,898    $    25,953    $     2,211
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.91%           0.93%             --             --           0.16%
For the year ended Dec. 31, 2002                  0.98%           1.00%             --             --           0.72%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (13.19%)        (13.19%)         (7.76%)        (6.90%)        (4.00%)
For the year ended Dec. 31, 2002                (24.05%)        (22.78%)        (17.76%)       (17.59%)       (20.83%)
--------------------------------------------------------------------------------------------------------------------

                                              ST2(6)           SA1             SA2           1AC(6)         2AC(6)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --     $      1.21     $      1.22             --             --
At Dec. 31, 2001                           $      0.97     $      0.81     $      0.81    $      0.98    $      0.98
At Dec. 31, 2002                           $      0.76     $      0.54     $      0.55    $      0.73    $      0.73
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                   628          65,574          58,748          1,711          1,710
At Dec. 31, 2002                                 3,288          55,183          58,958          7,624         11,313
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $       606     $    53,045     $    47,765    $     1,670    $     1,670
At Dec. 31, 2002                           $     2,491     $    30,114     $    32,369    $     5,562    $     8,276
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.13%           0.21%           0.21%            --             --
For the year ended Dec. 31, 2002                  0.72%             --              --             --             --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (3.00%)        (33.06%)        (33.61%)        (2.00%)        (2.00%)
For the year ended Dec. 31, 2002                (21.65%)        (33.33%)        (32.10%)       (25.51%)       (25.51%)
--------------------------------------------------------------------------------------------------------------------

                                              1AD(6)          2AD(6)          1AB(6)        2AB(6)          1AL(6)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                           $      0.98     $      0.98     $      0.98    $      0.98    $      0.96
At Dec. 31, 2002                           $      0.76     $      0.76     $      0.92    $      0.92    $      0.74
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                 1,224           1,459             790            805          4,363
At Dec. 31, 2002                                 4,808           6,981           9,270         12,313         29,770
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $     1,202     $     1,433     $       771    $       787    $     4,225
At Dec. 31, 2002                           $     3,687     $     5,336     $     8,490    $    11,303    $    22,176
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                    --              --            0.10%          0.11%          0.51%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (2.00%)         (2.00%)         (2.00%)        (2.00%)        (4.00%)
For the year ended Dec. 31, 2002                (22.45%)        (22.45%)         (6.12%)        (6.12%)       (22.92%)
--------------------------------------------------------------------------------------------------------------------

                                              2AL(6)          1AI(6)           2AI(6)        1AV(6)         2AV(6)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                           $      0.96     $      0.93     $      0.93    $      1.04    $      1.04
At Dec. 31, 2002                           $      0.74     $      0.73     $      0.73    $      0.89    $      0.90
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                 5,550           1,927           1,950          7,298          7,356
At Dec. 31, 2002                                43,189           8,200          11,378         30,523         42,497
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $     5,366     $     1,797     $     1,817    $     7,740    $     7,632
At Dec. 31, 2002                           $    32,201     $     6,017     $     8,360    $    27,549    $    38,114
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  0.50%           0.46%           0.38%          0.51%          0.41%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (4.00%)         (7.00%)         (7.00%)         4.00%          4.00%
For the year ended Dec. 31, 2002                (22.92%)        (21.51%)        (21.51%)       (14.42%)       (13.46%)
--------------------------------------------------------------------------------------------------------------------

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

                                               1SR             2SR            1CG(6)         2CG(6)         1FG(6)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.96     $      0.96              --             --             --
At Dec. 31, 2001                           $      0.89     $      0.89     $      0.95    $      0.95    $      1.00
At Dec. 31, 2002                           $      0.77     $      0.78     $      0.73    $      0.73    $      0.82
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                 6,090           4,490           1,015          1,570          8,177
At Dec. 31, 2002                                 9,832           9,520           4,440          6,494         36,320
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $     5,404     $     3,997     $       964    $     1,493    $     8,323
At Dec. 31, 2002                           $     7,587     $     7,427     $     3,278    $     4,743    $    30,006
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  5.84%           5.83%             --             --             --
For the year ended Dec. 31, 2002                  3.43%           3.80%           0.10%          0.10%          0.74%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (7.29%)         (7.29%)         (5.00%)        (5.00%)         0.00%
For the year ended Dec. 31, 2002                (13.48%)        (12.36%)        (23.16%)       (23.16%)       (18.00%)
--------------------------------------------------------------------------------------------------------------------

                                               2FG(6)         1FM(6)          2FM(6)         1FO(6)         2FO(6)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                           $      1.00     $      1.04     $      1.04    $      0.94    $      0.95
At Dec. 31, 2002                           $      0.82     $      0.93     $      0.93    $      0.74    $      0.75
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                 6,363           6,689           6,903          2,157          2,147
At Dec. 31, 2002                                48,686          35,541          50,458         10,123         13,157
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $     6,354     $     6,950     $     7,246    $     2,036    $     2,029
At Dec. 31, 2002                           $    40,222     $    32,955     $    46,916    $     7,632    $     9,829
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  0.49%           0.41%           0.32%          0.43%          0.32%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                  0.00%           4.00%           4.00%         (6.00%)        (5.00%)
For the year ended Dec. 31, 2002                (18.00%)        (10.58%)        (10.58%)       (21.28%)       (21.05%)
--------------------------------------------------------------------------------------------------------------------

                                               1RE             2RE             1SI            2SI           1MS(6)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.25     $      1.25     $      1.19    $      1.19             --
At Dec. 31, 2001                           $      1.33     $      1.34     $      1.34    $      1.35    $      0.96
At Dec. 31, 2002                           $      1.35     $      1.36     $      1.21    $      1.21    $      0.84
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                19,803          24,477           9,584         10,800          1,114
At Dec. 31, 2002                                44,591          59,317          23,553         29,743          9,151
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $    26,464     $    32,992     $    12,869    $    14,608    $     1,075
At Dec. 31, 2002                           $    60,237     $    80,774     $    28,429    $    36,182    $     7,711
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  3.69%           3.61%           0.36%          0.38%            --
For the year ended Dec. 31, 2002                  2.59%           2.58%           0.37%          0.37%          0.80%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                  6.40%           7.20%          12.61%         13.45%         (4.00%)
For the year ended Dec. 31, 2002                  1.50%           1.49%          (9.70%)       (10.37%)       (12.50%)
--------------------------------------------------------------------------------------------------------------------

                                              2MS(6)           1UE             2UE            1MC            2MC
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --     $      0.99     $      0.99    $      1.23    $      1.23
At Dec. 31, 2001                           $      0.97     $      0.86     $      0.86    $      1.37    $      1.37
At Dec. 31, 2002                           $      0.85     $      0.67     $      0.67    $      1.29    $      1.30
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                   942          71,185          60,343         24,711         23,748
At Dec. 31, 2002                                10,942          75,489          71,820         47,539         56,079
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $       910     $    61,361     $    52,275    $    33,836    $    32,637
At Dec. 31, 2002                           $     9,246     $    50,352     $    48,249    $    61,488    $    72,845
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --            0.48%           0.50%          1.38%          1.51%
For the year ended Dec. 31, 2002                  0.73%           0.59%           0.62%          1.31%          1.41%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (3.00%)        (13.13%)        (13.13%)        11.38%         11.38%
For the year ended Dec. 31, 2002                (12.37%)        (22.09%)        (22.09%)        (5.84%)        (5.11%)

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

                                               1ID(6)          2ID(6)         1FS(6)         2FS(6)         1TC(6)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                           $      0.96     $      0.96     $      0.96    $      0.97    $      0.91
At Dec. 31, 2002                           $      0.65     $      0.65     $      0.82    $      0.82    $      0.48
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                 1,426           1,550             901          1,081            911
At Dec. 31, 2002                                 4,845           6,887           3,709          5,572          2,845
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $     1,369     $     1,503     $       869    $     1,044    $       828
At Dec. 31, 2002                           $     3,135     $     4,479     $     3,026    $     4,559    $     1,360
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                    --              --            0.95%          0.98%            --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (4.00%)         (4.00%)         (4.00%)        (3.00%)        (9.00%)
For the year ended Dec. 31, 2002                (32.29%)        (32.29%)        (14.58%)       (15.46%)       (47.25%)
--------------------------------------------------------------------------------------------------------------------

                                              2TC(6)          1TL(6)          2TL(6)          1GT            2GT
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --    $      0.68    $      0.68
At Dec. 31, 2001                           $      0.91     $      0.84     $      0.84    $      0.42    $      0.43
At Dec. 31, 2002                           $      0.48     $      0.41     $      0.41    $      0.25    $      0.25
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                   490             614             404         34,050         34,767
At Dec. 31, 2002                                 3,769           1,604           1,938         31,354         37,200
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $       445     $       516     $       340    $    14,436    $    14,784
At Dec. 31, 2002                           $     1,807     $       657     $       796    $     7,822    $     9,277
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --           0.67%          0.67%
For the year ended Dec. 31, 2002                    --              --              --             --             --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (9.00%)        (16.00%)        (16.00%)       (38.24%)       (36.76%)
For the year ended Dec. 31, 2002                (47.25%)        (51.19%)        (51.19%)       (40.48%)       (41.86%)
--------------------------------------------------------------------------------------------------------------------

                                               1IG              2IG             1IP            2IP           1MG
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.80     $      0.80     $      0.96    $      0.96    $      0.90
At Dec. 31, 2001                           $      0.61     $      0.61     $      0.72    $      0.72    $      0.67
At Dec. 31, 2002                           $      0.45     $      0.45     $      0.64    $      0.64    $      0.48
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                64,147          60,527          19,727         15,860         51,051
At Dec. 31, 2002                                74,111          81,189          28,853         29,532         62,663
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $    38,965     $    36,904     $    14,292    $    11,605    $    34,387
At Dec. 31, 2002                           $    33,096     $    36,450     $    18,543    $    19,063    $    30,234
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.75%           0.76%           0.01%          0.01%          0.06%
For the year ended Dec. 31, 2002                  0.67%           0.69%           0.08%          0.09%            --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (23.75%)        (23.75%)        (25.00%)       (25.00%)       (25.56%)
For the year ended Dec. 31, 2002                (26.23%)        (26.23%)        (11.11%)       (11.11%)       (28.36%)
--------------------------------------------------------------------------------------------------------------------

                                                2MG            1MD              2MD          1UT(6)         2UT(6)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      0.91     $      0.96     $      0.96             --             --
At Dec. 31, 2001                           $      0.68     $      0.90     $      0.90    $      0.89    $      0.89
At Dec. 31, 2002                           $      0.48     $      0.61     $      0.61    $      0.68    $      0.68
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                50,212          36,822          34,072          2,778          2,997
At Dec. 31, 2002                                69,576          53,383          59,272          7,093         10,543
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $    34,000     $    33,044     $    30,682    $     2,513    $     2,672
At Dec. 31, 2002                           $    33,834     $    32,375     $    36,167    $     4,853    $     7,194
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.06%             --              --             --             --
For the year ended Dec. 31, 2002                    --              --              --           2.31%          1.85%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                (25.27%)         (6.25%)         (6.25%)       (11.00%)       (11.00%)
For the year ended Dec. 31, 2002                (29.41%)        (32.22%)        (32.22%)       (23.60%)       (23.60%)
--------------------------------------------------------------------------------------------------------------------

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

                                              1PE(6)           2PE(6)         1EU(6)         2EU(6)         1HS(6)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                           $      0.97     $      0.98     $      0.98    $      0.98    $      0.98
At Dec. 31, 2002                           $      0.81     $      0.81     $      0.78    $      0.78    $      0.77
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                 1,106           1,316             143            121          1,743
At Dec. 31, 2002                                 7,193          11,651             698          1,312          6,574
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $     1,078     $     1,284     $       140    $       118    $     1,710
At Dec. 31, 2002                           $     5,840     $     9,587     $       547    $     1,030    $     5,090
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.36%           0.34%             --             --             --
For the year ended Dec. 31, 2002                  2.70%           2.76%             --             --             --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (3.00%)         (2.00%)         (2.00%)        (2.00%)        (2.00%)
For the year ended Dec. 31, 2002                (16.49%)        (17.35%)        (20.41%)       (20.41%)       (21.43%)
--------------------------------------------------------------------------------------------------------------------

                                              2HS(6)          1PI(6)          2PI(6)          1VS            2VS
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --    $      1.29    $      1.29
At Dec. 31, 2001                           $      0.98     $      0.96     $      0.96    $      0.85    $      0.85
At Dec. 31, 2002                           $      0.78     $      0.78     $      0.78    $      0.58    $      0.59
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                 2,137           2,180           2,460         87,722         74,819
At Dec. 31, 2002                                11,416          15,138          20,773         73,930         72,033
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $     2,098     $     2,092     $     2,363    $    74,483    $    63,852
At Dec. 31, 2002                           $     8,863     $    11,849     $    16,304    $    43,208    $    42,343
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                    --            0.51%           0.40%            --             --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (2.00%)         (4.00%)         (4.00%)       (34.11%)       (34.11%)
For the year ended Dec. 31, 2002                (20.41%)        (18.75%)        (18.75%)       (31.76%)       (30.59%)
--------------------------------------------------------------------------------------------------------------------

                                             1SO(6)           2SO(6)           1IT            2IT            1SP
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --     $      1.08    $      1.08    $      1.05
At Dec. 31, 2001                           $      0.99     $      0.99     $      0.84    $      0.85    $      1.15
At Dec. 31, 2002                           $      0.72     $      0.72     $      0.72    $      0.72    $      0.95
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                 3,747           3,701          30,297         27,818         46,456
At Dec. 31, 2002                                17,130          25,397          42,309         43,554         72,853
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $     3,712     $     3,672     $    25,663    $    23,628    $    53,763
At Dec. 31, 2002                           $    12,297     $    18,291     $    30,549    $    31,618    $    69,472
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.34%           0.38%             --             --           0.06%
For the year ended Dec. 31, 2002                  0.67%           0.75%             --             --             --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%           0.95%          0.75%          0.95%
For the year ended Dec. 31, 2002                  0.95%           0.75%           0.95%          0.75%          0.95%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (1.00%)         (1.00%)        (22.22%)       (21.30%)         9.52%
For the year ended Dec. 31, 2002                (27.27%)        (27.27%)        (14.29%)       (15.29%)       (17.39%)
--------------------------------------------------------------------------------------------------------------------

                                                2SP           1AA(4)          2AA(4)         1WI(4)         2WI(4)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $      1.05              --              --             --             --
At Dec. 31, 2001                           $      1.16     $      0.97     $      0.97    $      0.90    $      0.90
At Dec. 31, 2002                           $      0.96     $      0.84     $      0.84    $      0.69    $      0.69
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                40,791           3,224           3,799          1,031          1,200
At Dec. 31, 2002                                78,311          11,859          14,864          2,781          4,703
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $    47,364     $     3,120     $     3,682    $       928    $     1,080
At Dec. 31, 2002                           $    75,036     $     9,908     $    12,461    $     1,909    $     3,239
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                  0.06%           0.94%           0.95%          0.01%          0.01%
For the year ended Dec. 31, 2002                    --            2.31%           2.33%          0.21%          0.20%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.75%           0.95%           0.75%          0.95%          0.75%
For the year ended Dec. 31, 2002                  0.75%           0.95%           0.75%          0.95%          0.75%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 10.48%          (3.00%)         (3.00%)       (10.00%)       (10.00%)
For the year ended Dec. 31, 2002                (17.24%)        (13.40%)        (13.40%)       (23.33%)       (23.33%)
--------------------------------------------------------------------------------------------------------------------

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

                                               1SG(4)         2SG(4)          BC4(7)         BC5(7)         BD4(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                           $      0.94     $      0.94              --             --             --
At Dec. 31, 2002                           $      0.58     $      0.58     $      0.79    $      0.79    $      1.04
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                 2,230           2,060              --             --             --
At Dec. 31, 2002                                 7,655           9,992              39            126          5,971
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $     2,095     $     1,939              --             --             --
At Dec. 31, 2002                           $     4,402     $     5,766     $        31    $        99    $     6,190
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                    --              --            0.76%          0.98%          5.19%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                  0.95%           0.75%             --             --             --
For the year ended Dec. 31, 2002                  0.95%           0.75%           1.20%          1.00%          1.20%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (6.00%)         (6.00%)            --             --             --
For the year ended Dec. 31, 2002                (38.30%)        (38.30%)        (21.00%)       (21.00%)         4.00%
--------------------------------------------------------------------------------------------------------------------

                                              BD5(7)          CR4(7)          CR5(7)         CM4(7)        CM5(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      1.04     $      0.81     $      0.75    $      1.00    $      1.00
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                 6,481              96             291         12,148         12,452
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $     6,730     $        77     $       217    $    12,133    $    12,459
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  5.25%           0.63%           0.62%          1.08%          1.06%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%          1.20%          1.00%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  4.00%        (19.00%)        (25.00%)         0.00%          0.00%
--------------------------------------------------------------------------------------------------------------------

                                              DE4(7)          DE5(7)          EM4(7)         EM5(7)         ES4(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      0.83     $      0.83     $      0.90    $      0.90    $      0.88
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                 2,058           3,101             121            220            889
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $     1,701     $     2,585     $       109    $       198    $       780
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.78%           1.88%             --             --             --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%          1.00%          1.20%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                (17.00%)        (17.00%)        (10.00%)       (10.00%)       (12.00%)
--------------------------------------------------------------------------------------------------------------------

                                              ES5(7)          EI4(7)          EI5(7)          FI4(7)         FI5(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      0.88     $      0.93     $      0.94    $      1.04    $      1.04
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                 1,153           4,269           3,957          7,646          6,107
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $     1,013     $     3,987     $     3,701    $     7,946    $     6,358
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                    --            7.35%           7.31%          2.98%          2.96%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%          1.20%          1.00%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                (12.00%)         (7.00%)         (6.00%)         4.00%          4.00%
--------------------------------------------------------------------------------------------------------------------

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

                                              GB4(7)          GB5(7)          GR4(7)         GR5(7)         IE4(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      1.14     $      1.14     $      0.76    $      0.77    $      0.85
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                 1,529           1,060             392            973            105
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $     1,742     $     1,211     $       300    $       745    $        89
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  4.90%           4.75%           0.17%          0.18%          0.94%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%          1.00%          1.20%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                 14.00%          14.00%         (24.00%)       (23.00%)       (15.00%)
--------------------------------------------------------------------------------------------------------------------

                                              IE5(7)          MF4(7)          MF5(7)         ND4(7)         ND5(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      0.85     $      0.90     $      0.90    $      0.80    $      0.80
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                    55             462             531          5,049          6,565
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $        47     $       414     $       477    $     4,035    $     5,255
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.16%           3.24%           3.02%          0.57%          0.59%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%          1.20%          1.00%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                (15.00%)        (10.00%)        (10.00%)       (20.00%)       (20.00%)
--------------------------------------------------------------------------------------------------------------------

                                              SV4(7)          SV5(7)          IV4(7)         IV5(7)         SC4(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      0.88     $      0.88     $      0.80    $      0.80    $      0.85
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                 2,665           3,316           1,648          1,889            516
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $     2,349     $     2,928     $     1,310    $     1,505    $       439
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  0.21%           0.24%           1.21%          1.28%            --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%          1.00%          1.20%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                (12.00%)        (12.00%)        (20.00%)       (20.00%)       (15.00%)
--------------------------------------------------------------------------------------------------------------------

                                              SC5(7)          ST4(7)          ST5(7)         SA4(7)         SA5(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      0.85     $      0.80     $      0.80    $      0.72    $      0.72
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                   900             125             196            161            114
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $       767     $       100     $       157    $       116    $        82
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                    --            0.70%           0.88%            --             --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%          1.20%          1.00%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                (15.00%)        (20.00%)        (20.00%)       (28.00%)       (28.00%)
--------------------------------------------------------------------------------------------------------------------

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

                                              4AC(7)          5AC(7)          4AD(7)         5AD(7)         4AB(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      0.78     $      0.78     $      0.80    $      0.80    $      0.95
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                   447             379             463            552          1,371
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $       347     $       296     $       372    $       444    $     1,304
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                    --              --              --             --           0.10%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%          1.00%          1.20%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                (22.00%)        (22.00%)        (20.00%)       (20.00%)        (5.00%)
--------------------------------------------------------------------------------------------------------------------

                                              5AB(7)           4AL(7)         5AL(7)         4AI(7)         5AI(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      0.95     $      0.81     $      0.81    $      0.85    $      0.85
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                 1,417           4,072           3,503            448            944
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $     1,350     $     3,285     $     2,831    $       380    $       802
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  0.06%           0.51%           0.45%          0.12%          0.05%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%          1.20%          1.00%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                 (5.00%)        (19.00%)        (19.00%)       (15.00%)       (15.00%)
--------------------------------------------------------------------------------------------------------------------

                                              4AV(7)          5AV(7)          4SR(7)         5SR(7)         4CG(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      0.89     $      0.89     $      0.88    $      0.88    $      0.81
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                 2,396           2,837             208            211            522
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $     2,127     $     2,523     $       183    $       186    $       422
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  0.06%           0.07%           7.28%          9.05%          0.01%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%          1.00%          1.20%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                (11.00%)        (11.00%)        (12.00%)       (12.00%)       (19.00%)
--------------------------------------------------------------------------------------------------------------------

                                              5CG(7)           4FG(7)         5FG(7)         4FM(7)         5FM(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      0.81     $      0.85     $      0.85    $      0.90    $      0.90
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                   383           3,508           3,592          3,541          4,182
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $       310     $     2,994     $     3,071    $     3,177    $     3,759
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  0.04%             --              --             --             --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%          1.20%          1.00%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                (19.00%)        (15.00%)        (15.00%)       (10.00%)       (10.00%)
--------------------------------------------------------------------------------------------------------------------

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

                                              4FO(7)          5FO(7)          4RE(7)         5RE(7)         4SI(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      0.83     $      0.83     $      1.01    $      1.01    $      0.92
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                   610             553           2,989          2,887          1,610
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $       504     $       458     $     3,012    $     2,915    $     1,477
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                    --              --            2.45%          1.96%          0.30%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%          1.00%          1.20%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                (17.00%)        (17.00%)          1.00%          1.00%         (8.00%)
--------------------------------------------------------------------------------------------------------------------

                                               5SI(7)         4MS(7)           5MS(7)        4UE(7)         5UE(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      0.92     $      0.89     $      0.89    $      0.80    $      0.80
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                 2,075           1,418           1,735          1,483          1,048
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $     1,906     $     1,260     $     1,544    $     1,190    $       842
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  0.25%           0.83%           0.53%          1.12%          1.60%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%          1.20%          1.00%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                 (8.00%)        (11.00%)        (11.00%)       (20.00%)       (20.00%)
--------------------------------------------------------------------------------------------------------------------

                                               4MC(7)         5MC(7)          4ID(7)          5ID(7)        4FS(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      0.95     $      0.95     $      0.71    $      0.71    $      0.87
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                 2,777           2,583             286            242            446
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $     2,644     $     2,464     $       203    $       172    $       387
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  2.11%           2.41%             --             --           1.35%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%          1.00%          1.20%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                 (5.00%)         (5.00%)        (29.00%)       (29.00%)       (13.00%)
--------------------------------------------------------------------------------------------------------------------

                                              5FS(7)          4TC(7)           5TC(7)        4TL(7)         5TL(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      0.87     $      0.56     $      0.56    $      0.60    $      0.60
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                   526             157             192             69             56
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $       457     $        88     $       108    $        41    $        34
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.73%             --              --             --             --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%          1.20%          1.00%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                (13.00%)        (44.00%)        (44.00%)       (40.00%)       (40.00%)
--------------------------------------------------------------------------------------------------------------------

          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

                                              4GT(7)          5GT(7)         4IG(7)          5IG(7)         4IP(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      0.63     $      0.64     $      0.79    $      0.79    $      0.92
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                   112              68             646            681            566
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $        71     $        43     $       508    $       537    $       521
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                    --              --            1.04%          0.98%          0.13%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%          1.00%          1.20%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                (37.00%)        (36.00%)        (21.00%)       (21.00%)        (8.00%)
--------------------------------------------------------------------------------------------------------------------

                                              5IP(7)          4MG(7)           5MG(7)        4MD(7)         5MD(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      0.92     $      0.76     $      0.76    $      0.72    $      0.72
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                   499             712           1,088          1,784          2,112
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $       460     $       539     $       826    $     1,288    $     1,527
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  0.12%             --              --             --             --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%          1.20%          1.00%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                 (8.00%)        (24.00%)        (24.00%)       (28.00%)       (28.00%)
--------------------------------------------------------------------------------------------------------------------


                                               4UT(7)         5UT(7)          4PE(7)         5PE(7)         4EU(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      0.85     $      0.85     $      0.85    $      0.85    $      0.85
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                   431             276           1,189          1,439             50
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $       366     $       235     $     1,010    $     1,224    $        43
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  2.06%           1.64%           2.94%          3.04%            --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%          1.00%          1.20%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                (15.00%)        (15.00%)        (15.00%)       (15.00%)       (15.00%)
--------------------------------------------------------------------------------------------------------------------

                                              5EU(7)          4HS(7)          5HS(7)         4PI(7)         5PI(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      0.85     $      0.80     $      0.81    $      0.86    $      0.86
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                    50             583             617          1,392          2,086
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $        43     $       469     $       497    $     1,195    $     1,794
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                    --              --              --           0.31%          0.14%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%          1.20%          1.00%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                (15.00%)        (20.00%)        (19.00%)       (14.00%)       (14.00%)
--------------------------------------------------------------------------------------------------------------------


          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

                                              4VS(7)          5VS(7)          4SO(7)         5SO(7)          4IT(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      0.73     $      0.73     $      0.75    $      0.75    $      0.87
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                   192             267           1,985          2,340          1,055
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $       140     $       195     $     1,484    $     1,752    $       917
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                    --              --            0.77%          0.97%            --
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%          1.00%          1.20%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                (27.00%)        (27.00%)        (25.00%)       (25.00%)       (13.00%)
--------------------------------------------------------------------------------------------------------------------

                                               5IT(7)         4SP(7)          5SP(7)         4AA(7)         5AA(7)
                                           -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --             --
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $      0.87     $      0.85     $      0.85    $      0.88    $      0.88
--------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                                 1,523           3,131           3,732            770          1,279
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --             --
At Dec. 31, 2002                           $     1,327     $     2,656     $     3,172    $       679    $     1,130
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                    --              --              --           2.61%          2.54%
--------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                  1.00%           1.20%           1.00%          1.20%          1.00%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --             --
For the year ended Dec. 31, 2002                (13.00%)        (15.00%)        (15.00%)       (12.00%)       (12.00%)
--------------------------------------------------------------------------------------------------------------------



                                              4WI(7)          5WI(7)          4SG(7)         5SG(7)
                                           ----------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                    --              --              --             --
At Dec. 31, 2001                                    --              --              --             --
At Dec. 31, 2002                           $      0.81     $      0.81     $      0.67    $      0.67
-----------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                    --              --              --             --
At Dec. 31, 2002                                    80              81             387            662
-----------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                    --              --              --             --
At Dec. 31, 2002                           $        65     $        65     $       258    $       441
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                    --              --              --             --
-----------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    --              --              --             --
For the year ended Dec. 31, 2002                  1.20%           1.00%           1.20%          1.00%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                    --              --              --             --
For the year ended Dec. 31, 2002                (19.00%)        (19.00%)        (33.00%)       (33.00%)
-----------------------------------------------------------------------------------------------------


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude Variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) Operations commenced on May 1, 2001.

(5) Operations commenced on Aug. 14, 2001.

(6) Operations commenced on Aug. 13, 2001.

(7) Operations commenced on Feb. 13, 2002.




          IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE / RAVA SELECT

IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                    2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $23,209,226; 2001, $20,022,072)      $24,052,104   $20,157,137
      Common stocks, at fair value (cost: 2002, $19; 2001, $805)                                           21         1,704
   Mortgage loans on real estate                                                                    3,417,651     3,680,394
   Policy loans                                                                                       597,144       619,571
   Other investments                                                                                  752,558       621,897
                                                                                                      -------       -------
      Total investments                                                                            28,819,478    25,080,703
Cash and cash equivalents                                                                           4,424,061     1,150,251
Amounts recoverable from reinsurers                                                                   633,510       529,166
Amounts due from brokers                                                                                  501        90,794
Other accounts receivable                                                                              56,245        46,349
Accrued investment income                                                                             296,595       278,199
Deferred policy acquisition costs                                                                   3,309,783     3,107,187
Deferred income taxes, net                                                                                 --       156,308
Other assets                                                                                          117,788       123,246
Separate account assets                                                                            21,980,674    27,333,697
                                                                                                   ----------    ----------
Total assets                                                                                      $59,638,635   $57,895,900
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $23,411,314   $19,592,273
      Universal life-type insurance                                                                 3,515,010     3,433,904
      Traditional life insurance                                                                      247,441       241,165
      Disability income and long-term care insurance                                                1,466,171     1,227,172
   Policy claims and other policyholders' funds                                                        85,400        71,879
   Amounts due to brokers                                                                           3,342,989     1,740,031
   Deferred income taxes, net                                                                         182,059            --
   Other liabilities                                                                                  463,326       437,017
   Separate account liabilities                                                                    21,980,674    27,333,697
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,694,384    54,077,138
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                       1,088,327       688,327
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                 497,319        83,443
      Net unrealized derivative gains (losses)                                                            764         1,332
                                                                                                          ---         -----
         Total accumulated other comprehensive income                                                 498,083        84,775
   Retained earnings                                                                                3,354,841     3,042,660
                                                                                                    ---------     ---------
         Total stockholder's equity                                                                 4,944,251     3,818,762
                                                                                                    ---------     ---------
Total liabilities and stockholder's equity                                                        $59,638,635   $57,895,900
                                                                                                  ===========   ===========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                               2002         2001          2000
Revenues
Premiums:
   Traditional life insurance                                                      $   67,978   $   59,415   $   56,187
   Disability income and long-term care insurance                                     273,737      255,428      231,311
                                                                                      -------      -------      -------
      Total premiums                                                                  341,715      314,843      287,498
Net investment income                                                               1,561,856    1,485,688    1,730,605
Policyholder and contractholder charges                                               522,777      489,583      438,127
Management and other fees                                                             404,787      473,406      598,168
Net realized loss on investments                                                       (4,507)    (649,752)     (16,975)
                                                                                       ------     --------      -------
      Total revenues                                                                2,826,628    2,113,768    3,037,423
                                                                                    ---------    ---------    ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                          36,881       35,519       29,042
   Universal life-type insurance and investment contracts                             221,544      175,247      131,467
   Disability income and long-term care insurance                                      52,962       44,725       40,246
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                           2,768        7,231        5,765
   Disability income and long-term care insurance                                     134,605      123,227      113,239
Interest credited on universal life-type insurance and investment contracts         1,157,636    1,137,636    1,169,641
Amortization of deferred policy acquisition costs                                     312,402      371,342      362,106
Other insurance and operating expenses                                                437,823      407,798      378,653
                                                                                      -------      -------      -------
      Total benefits and expenses                                                   2,356,621    2,302,725    2,230,159
                                                                                    ---------    ---------    ---------
Income (loss) before income tax expense (benefit) and
   cumulative effect of accounting change                                             470,007     (188,957)     807,264
Income tax expense (benefit)                                                           87,826     (145,222)     221,627
                                                                                       ------     --------      -------
Income (loss) before cumulative effect of accounting change                           382,181      (43,735)     585,637
Cumulative effect of accounting change (net of income tax benefit of $11,532)              --      (21,416)          --
                                                                                   ----------   ----------   ----------
Net income (loss)                                                                  $  382,181   $  (65,151)  $  585,637
                                                                                   ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                  Capital     paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)         stock      capital     net of tax     earnings      equity
Balance, January 1, 2000                                         $3,000   $   288,327    $(411,230)   $2,932,174    $2,812,271
Comprehensive income:
   Net income                                                        --            --           --       585,637       585,637
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($5,154)
     and income tax expense of ($46,921)                             --            --       87,138            --        87,138
   Reclassification adjustment for gains included in
     net income, net of income tax expense of $5,192                 --            --       (9,642)           --        (9,642)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --       77,496            --        77,496
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       663,133
Cash dividends                                                       --            --           --      (410,000)     (410,000)
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2000                                        3,000       288,327     (333,734)    3,107,811     3,065,404
Comprehensive income:
   Net loss                                                          --            --           --       (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133, net of
     income tax benefit of $626                                      --            --       (1,162)           --        (1,162)
   Net unrealized holding losses on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($20,191)
     and income tax benefit of $6,064                                --            --      (11,262)           --       (11,262)
   Reclassification adjustment for losses on
     available-for-sale securities included in net loss,
     net of income tax benefit of $228,003                           --            --      423,434            --       423,434
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,038       --            --        7,499            --         7,499
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      418,509            --       418,509
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       353,358
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2001                                        3,000       688,327       84,775     3,042,660     3,818,762
Comprehensive income:
   Net income                                                        --            --           --       382,181       382,181
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($75,351)
     and income tax expense of ($228,502)                            --            --      424,360            --       424,360
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $5,645                                               --            --      (10,484)           --       (10,484)
   Reclassification adjustment for gains on derivatives
     included in net income, net of income tax expense of $305       --            --         (568)           --          (568)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      413,308            --       413,308
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       795,489
Cash dividends                                                       --            --           --       (70,000)      (70,000)
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------
Balance, December 31, 2002                                       $3,000    $1,088,327    $ 498,083    $3,354,841    $4,944,251
                                                                 ======    ==========    =========    ==========    ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2002               2001             2000
Cash flows from operating activities
Net income (loss)                                                                 $    382,181       $   (65,151)     $   585,637
Adjustments to reconcile net income (loss) to net cash
   provided by operating activities:
   Cumulative effect of accounting change, net of tax                                       --            21,416               --
   Policy loans, excluding universal life-type insurance:
     Issuance                                                                          (35,345)          (43,687)         (61,313)
     Repayment                                                                          49,256            54,004           56,088
   Change in amounts recoverable from reinsurers                                      (104,344)         (112,686)         (89,312)
   Change in other accounts receivable                                                  (9,896)           (4,025)           6,254
   Change in accrued investment income                                                  (5,139)           56,729            8,521
   Change in deferred policy acquisition costs, net                                   (277,947)         (175,723)        (291,634)
   Change in liabilities for future policy benefits for traditional life,
     disability income and long-term care insurance                                    245,275           223,177          206,377
   Change in policy claims and other policyholder's funds                               13,521            19,812           27,467
   Deferred income tax provision (benefit)                                             116,995          (246,205)          37,704
   Change in other liabilities                                                          26,309           (24,509)        (120,256)
   Amortization of premium, net                                                         65,869           108,958           37,909
   Net realized loss on investments                                                      4,507           649,752           16,975
   Policyholder and contractholder charges, non-cash                                  (232,725)         (217,496)        (151,745)
   Other, net                                                                           13,820           (83,023)          (9,279)
                                                                                       -------           -------          -------
     Net cash provided by operating activities                                         252,337           161,343          259,393
                                                                                       -------           -------          -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --                --           (4,487)
   Maturities, sinking fund payments and calls                                              --                --          589,742
   Sales                                                                                    --                --           50,067
Available-for-sale securities:
   Purchases                                                                       (16,287,891)       (9,477,740)      (1,454,010)
   Maturities, sinking fund payments and calls                                       3,078,509         2,706,147        1,019,403
   Sales                                                                            10,093,228         5,493,141        1,237,116
Other investments, excluding policy loans:
   Purchases                                                                          (543,843)         (442,876)        (706,082)
   Sales                                                                               509,588           370,636          435,633
Change in amounts due from brokers                                                      90,293           (75,492)         (15,157)
Change in amounts due to brokers                                                     1,602,958         1,293,684          298,236
                                                                                     ---------         ---------          -------
     Net cash (used in) provided by investing activities                            (1,457,158)         (132,500)       1,450,461
                                                                                    ----------          --------        ---------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           4,638,111         2,088,114        1,842,026
   Surrenders and other benefits                                                    (1,655,631)       (2,810,401)      (3,974,966)
   Interest credited to account balances                                             1,157,636         1,137,636        1,169,641
Universal life-type insurance policy loans:
   Issuance                                                                            (80,831)          (83,720)        (134,107)
   Repayment                                                                            89,346            72,805           82,193
Capital contribution                                                                   400,000           400,000               --
Dividends paid                                                                         (70,000)               --         (410,000)
                                                                                     ---------           -------       ----------
     Net cash provided by (used in) financing activities                             4,478,631           804,434       (1,425,213)
                                                                                     ---------           -------       ----------
Net increase in cash and cash equivalents                                            3,273,810           833,277          284,641
Cash and cash equivalents at beginning of year                                       1,150,251           316,974           32,333
                                                                                     ---------           -------       ----------
Cash and cash equivalents at end of year                                          $  4,424,061       $ 1,150,251      $   316,974
                                                                                  ============       ===========      ===========
Supplemental disclosures:
   Income taxes paid                                                              $         --       $        --      $   225,704
   Interest on borrowings                                                                7,906            23,688            3,299
                                                                                     ---------           -------       ----------

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota whose products are primarily distributed through branded financial advisors. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, which issues fixed and variable annuity contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks. American Centurion Life Assurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others in New York and through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks, in New York. American Partners Life Insurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others who reside in states other than New York. The Company also wholly-owns IDS REO 1, LLC and American Express Corporation. These subsidiaries hold real estate, mortgage loans on real estate and/or affordable housing investments.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index. The Company also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life), single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default, or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized loss on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Investments -- Other investments

Included in Other investments are affordable housing investments, trading securities, syndicated loans and real estate. Affordable housing investments are carried at amortized cost as the Company has no influence over the operating or financial policies of the general partner. Trading securities are held at fair market value with changes in value recognized in the Consolidated Statements of Income within Net investment income. Syndicated loans reflect principal amounts outstanding less reserves for losses and real estate is carried at its estimated fair value.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rate, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $40,000 in 2002 and $33,600 in 2001, with a net decrease in amortization of $12,300 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $37,361, $16,202 and $835, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance, principally term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 10% of the mortality risk on new life insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB's) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, which is reflected as a cumulative effect of accounting change in the Consolidated Statement of Income.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will consolidate or disclose information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to structured investments, including CDOs and secured loan trusts (SLTs), which are owned by the Company. The application of FIN 46 for CDOs and SLTs will have no effect on the cash flows of the Company. The CDO entities contain debt issued to investors, which are non-recourse to the Company and are solely supported by portfolios of high-yield bonds and loans. The Company often invests in the residual and rated debt tranches of the CDO structures that are either managed by a related party or a third-party. With regards to those CDOs in which the Company owns a residual tranche and which a related party manages, the portfolios of high-yield bonds and loans have a fair value at December 31, 2002 of approximately $2.0 billion for the benefit of the $2.7 billion in CDO debt investors.

Substantially all of the Company's interest in the rated debt tranches along with rated tranches owned by AEFC were placed in a securitization trust described in Note 2. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of up to $3.3 billion in high-yield loans. Currently, the underlying portfolio consists of $2.9 billion in high-yield loans with a market value of $2.6 billion, which are managed by a related party.

While the potential consolidation of these entities may impact the results of operations at adoption and for each reporting period thereafter, the Company's maximum exposure to economic loss as a result of its investment in these entities is represented by the carrying values at December 31, 2002 because any further reduction in the value of the assets will be absorbed by the non-recourse debt or other unrelated entities. The CDO residual tranches have an adjusted cost basis of $13,363 and the SLTs have an adjusted cost basis of $656,565.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs, including affordable housing investments. The impact of adopting FIN 46 on the Consolidated Financial Statements is still being reviewed.

IDS Life Insurance Company
-------------------------------------------------------------------------------

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31,
2002:
                                                                   Gross            Gross
                                                   Amortized    unrealized       unrealized    Fair
                                                     cost          gains           losses      value
Fixed maturities:
   U.S. Government agency obligations            $    84,075    $   12,015       $    687   $    95,403
   State and municipal obligations                    29,202         2,522             --        31,724
   Corporate bonds and obligations                 9,614,296       611,060        116,345    10,109,011
   Mortgage and other asset-backed securities     12,145,797       393,342         10,067    12,529,072
   Structured investments                          1,306,245         2,112         59,101     1,249,256
   Foreign government bonds and obligations           29,611         8,027             --        37,638
                                                 -----------    ----------       --------   -----------
Total fixed maturity securities                  $23,209,226    $1,029,078       $186,200   $24,052,104
                                                 ===========    ==========       ========   ===========
Common stocks                                    $        19    $        2       $     --   $        21
                                                 ===========    ==========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                     Amortized       Fair
                                                       cost          value
Due within one year                              $   768,066   $   779,833
Due from one to five years                         2,740,513     2,887,899
Due from five to ten years                         5,865,084     6,165,165
Due in more than ten years                         1,689,766     1,690,135
Mortgage and other asset-backed securities        12,145,797    12,529,072
                                                  ----------    ----------
   Total                                         $23,209,226   $24,052,104
                                                 ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                     Gross          Gross
                                                     Amortized    unrealized     unrealized       Fair
                                                       cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations            $    31,074      $  2,190       $     56  $     33,208
   State and municipal obligations                     7,826           149             --         7,975
   Corporate bonds and obligations                10,281,693       272,539        113,061    10,441,171
   Mortgage and other asset-backed securities      8,292,576       103,109         32,801     8,362,884
   Structured investments                          1,377,195         3,793        105,304     1,275,684
   Foreign government bonds and obligations           31,708         4,507             --        36,215
                                                 -----------      --------       --------   -----------
Total fixed maturity securities                  $20,022,072      $386,287       $251,222   $20,157,137
                                                 -----------      --------       --------   -----------
Common stocks                                    $       805      $    899      $      --   $     1,704
                                                 ===========      ========      =========   ===========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $14,523 and $14,639, respectively, were on deposit with various states as required by law.

IDS Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 84 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $1.4 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                               2002               2001
AAA                                                   53%                45%
AA                                                     1                  1
A                                                     14                 15
BBB                                                   25                 34
Below investment grade                                 7                  5
                                                     ---                ---
   Total                                             100%               100%
                                                     ===                ===

At December 31, 2002, approximately 93% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $10,093,228 and gross realized gains and losses of $297,477 and $135,824, respectively. Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,565 and $390,732, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $21,147, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $145,524, $348,730, and $38,816 respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $842,880 and $135,964, respectively, with the $706,916 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $667,340 and $122,196, respectively.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, $623,958 of these losses are included in Net realized losses on investments and $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. As of December 31, 2002, the retained interests had a carrying value of approximately $562,000, of which approximately $388,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 12% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Region                             sheet        commitments         sheet      commitments
East North Central             $  611,886        $    --       $  670,387       $ 1,873
West North Central                493,310         25,500          549,015            --
South Atlantic                    765,443          2,800          815,837         9,490
Middle Atlantic                   318,699         19,100          352,821         9,363
New England                       227,150          5,800          274,486         8,700
Pacific                           355,622          5,250          355,945        14,618
West South Central                210,435          1,000          214,000           600
East South Central                 63,859             --           55,798            --
Mountain                          406,459             --          413,053            27
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Property type                      sheet        commitments         sheet      commitments
Department/retail stores       $  991,984        $20,722       $1,117,195       $13,200
Apartments                        622,185             --          694,214        11,531
Office buildings                1,178,434         25,628        1,203,090         7,650
Industrial buildings              344,604         13,100          333,713         2,263
Hotels/motels                     102,184             --          108,019            --
Medical buildings                  95,189             --          106,927         6,000
Nursing/retirement homes           35,873             --           39,590            --
Mixed use                          54,512             --           86,972            27
Other                              27,898             --           11,622         4,000
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $33,130, $39,601 and $24,999, respectively, with related reserves of $9,100, $7,225 and $4,350, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $36,583, $24,498 and $27,063, respectively.

The Company recognized $1,090, $1,285 and $1,033 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the reserves for mortgage loan losses:

                                          2002            2001          2000
Balance, January 1                       $20,948        $11,489      $ 28,283
Provision for mortgage loan losses        14,264         14,959       (14,894)
Loan payoffs                                  --             --        (1,200)
Foreclosures and write-offs                   --         (5,500)         (700)
                                         -------        -------      --------
Balance, December 31                     $35,212        $20,948      $ 11,489
                                         =======        =======      ========

Sources of investment income and realized losses on investments

Net investment income for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Income on fixed maturities            $1,331,547     $1,276,966    $1,473,560
Income on mortgage loans                 274,524        290,608       286,611
Other                                    (15,642)       (41,927)        9,834
                                      ----------     ----------    ----------
                                       1,590,429      1,525,647     1,770,005
Less investment expenses                  28,573         39,959        39,400
                                      ----------     ----------    ----------
   Total                              $1,561,856     $1,485,688    $1,730,605
                                      ==========     ==========    ==========

Net realized losses on investments for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Fixed maturities                        $ 16,129      $(622,897)     $(34,862)
Mortgage loans                           (15,586)       (17,834)       16,794
Other investments                         (5,050)        (9,321)        1,093
                                        --------      ---------      --------
   Total                                $ (4,507)     $(649,752)     $(16,975)
                                        ========      =========      ========

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:
                                                                                        2002            2001          2000
Federal income taxes
   Current                                                                            $(30,648)     $  88,121      $176,397
   Deferred                                                                            116,996       (234,673)       37,704
                                                                                      --------      ---------      --------
                                                                                        86,348       (146,552)      214,101
State income taxes -- current                                                            1,478          1,330         7,526
                                                                                      --------      ---------      --------
Income tax expense (benefit) before cumulative effect of accounting change              87,826       (145,222)      221,627
Cumulative effect of accounting change income tax benefit                                   --        (11,532)           --
                                                                                      --------      ---------      --------
Income tax expense (benefit)                                                          $ 87,826      $(156,754)     $221,627
                                                                                      ========      =========      ========

Income tax expense (benefit) before the cumulative effect of accounting change differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                    2001                    2000
                                                       Provision    Rate     Provision       Rate       Provision     Rate
Federal income taxes based on the statutory rate      $164,502      35.0%   $ (66,136)      (35.0)%    $282,542       35.0%
Tax-exempt interest and dividend income                 (5,260)     (1.1)      (4,663)       (2.5)       (3,788)      (0.5)
State taxes, net of federal benefit                        961       0.2          865         0.4         4,892        0.6
Affordable housing credits                             (70,000)    (14.9)     (73,200)      (38.7)      (54,569)      (6.8)
Other, net                                              (2,377)     (0.5)      (2,088)       (1.1)       (7,450)      (0.8)
                                                      --------      ----    ---------       -----      --------       ----
Total income taxes                                    $ 87,826      18.7%   $(145,222)      (76.9)%    $221,627       27.5%
                                                      ========      ====    =========       =====      ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2002, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002         2001
Deferred income tax assets:
   Policy reserves                                       $  683,144   $  705,637
   Other investments                                        319,829      333,857
   Other                                                     29,789       24,640
                                                          ---------    ---------
Total deferred income tax assets                          1,032,762    1,064,134
                                                          ---------    ---------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        929,751      861,892
   Net unrealized gain -- available-for-sale securities     267,787       45,934
   Other                                                     17,283           --
                                                          ---------    ---------
Total deferred income tax liabilities                     1,214,821      907,826
                                                          ---------    ---------
Net deferred income tax (liability) asset                $ (182,059)  $  156,308
                                                         ==========   ==========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned surplus aggregated $1,323,324 and $1,262,335 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2003 in excess of $240,838 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2002           2001          2000
Statutory net income (loss)            $  159,794   $  (317,973)   $  344,973
Statutory capital and surplus           2,408,379     1,947,350     1,778,306
                                        ---------     ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries adopted the provisions of the revised manual, with the exception of certain provisions not adopted by its subsidiaries organized in the state of New York. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $39,997 to the Company's statutory-basis capital and surplus as of January 1, 2001. Effective January 1, 2002 the Company's subsidiaries organized in the state of New York adopted additional provisions of the manual which resulted in an increase of $5,597 to the Company's statutory-basis capital and surplus as of January 1, 2002.

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2002 and 2001. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2002, 2001 and 2000.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $294, $263 and $250 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $1,411, $662 and $1,707, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2002, 2001 and 2000 was $1,835, $1,011 and $1,136, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $526,081, $505,526 and $582,836 for 2002, 2001 and 2000, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 are $55,602 and $68,919, respectively, payable to AEFC for federal income taxes.

6. LINES OF CREDIT

The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 and 2001.

7. COMMITMENTS AND CONTINGENCIES

At December 31, 2002, 2001 and 2000, traditional life and universal life-type insurance in force aggregated $119,173,734, $108,255,014 and $98,060,472 respectively, of which $38,008,734, $25,986,706 and $17,429,851 was reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $129,345, $114,534 and $89,506 and reinsurance recovered from reinsurers amounted to $60,567, $43,388, and $32,500 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company and its affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. A fourth lawsuit was filed against the Company and its affiliates in federal court. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

IDS Life Insurance Company
-------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2002. The interest rate caps expire in January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term (equity-indexed annuities). The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The equity indexed annuities contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates through 2009.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchange traded, exposing the Company to no counterparty risk. The futures contracts mature in 2003.

Index options may be used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2002 related to this strategy.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                         2001
                                                         Carrying          Fair         Carrying        Fair
Financial Assets                                           value           value          value         value
Fixed maturities                                      $24,052,104    $24,052,104    $20,157,137   $20,157,137
Common stocks                                                  21             21          1,704         1,704
Mortgage loans on real estate                           3,417,651      3,815,362      3,680,394     3,845,950
Cash and cash equivalents                               4,424,061      4,424,061      1,150,251     1,150,251
Other investment                                          110,574        108,813         75,721        75,721
Derivatives                                                24,016         24,016         34,477        34,477
Separate account assets                                21,980,674     21,980,674     27,333,697    27,333,697
                                                       ----------     ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities            $21,911,497    $21,282,750    $18,139,462   $17,671,777
Derivatives                                                 9,099          9,099          2,506         2,506
Separate account liabilities                           19,391,316     18,539,425     24,280,092    23,716,854
                                                       ----------     ----------     ----------    ----------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,432,294 and $1,368,254, respectively, and policy loans of $67,523 and $84,557, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $2,589,358 and $3,053,605, respectively.

                                                              S-6406-20 F (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(R)

                            VARIABLE ANNUITY - BAND 3

                          IDS LIFE VARIABLE ACCOUNT 10

                                   MAY 1, 2003

IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

TABLE OF CONTENTS


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 10
Rating Agencies                                                            p. 11
Principal Underwriter                                                      p. 11
Independent Auditors                                                       p. 11
Financial Statements


       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:             P = a hypothetical initial payment of $1,000
                   T = average annual total return
                   n = number of years
                 ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

AVERAGE ANNUAL TOTAL RETURN(a) WITH SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002

                                                                                  PERFORMANCE OF
                                                                                  THE SUBACCOUNT
                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                      1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC3           Blue Chip Advantage Fund (9/99; 9/99)(1)                         (23.79%)   (13.17%)
BD3           Bond Fund (9/99; 10/81)                                            4.26       4.95
CR3           Capital Resource Fund (9/99; 10/81)                              (23.15)    (14.84)
CM3           Cash Management Fund (9/99; 10/81)                                (0.08)      2.43
DE3           Diversified Equity Income Fund (9/99; 9/99)                      (20.17)     (5.71)
EM3           Emerging Markets Fund (5/00; 5/00)                                (6.65)    (14.40)
ES3           Equity Select Fund (5/01; 5/01)                                  (14.92)    (10.25)
EI3           Extra Income Fund (9/99; 5/96)                                    (7.72)     (4.20)
FI3           Federal Income Fund (9/99; 9/99)                                   4.55       5.20
GB3           Global Bond Fund (9/99; 5/96)                                     13.64       4.63
GR3           Growth Fund (9/99; 9/99)                                         (27.20)    (20.34)
IE3           International Fund (9/99; 1/92)                                  (19.38)    (17.01)
MF3           Managed Fund (9/99; 4/86)                                        (14.09)     (6.32)
ND3           NEW DIMENSIONS FUND(R) (9/99; 5/96)                              (23.02)    (10.70)
SV3           Partners Small Cap Value Fund (8/01; 8/01)                       (13.31)     (5.56)
IV3           S&P 500 Index Fund (5/00; 5/00)                                  (23.54)    (17.94)
SC3           Small Cap Advantage Fund (9/99; 9/99)                            (18.21)     (3.88)
ST3           Stock Fund (8/01; 8/01)                                          (22.03)    (18.63)
SA3           Strategy Aggressive Fund (9/99; 1/92)                            (33.02)    (16.86)
            AIM V.I.
3AC           Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)      (25.63)    (21.02)
3AD           Capital Development Fund, Series II Shares (8/01; 5/98)(2)       (22.73)    (18.63)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
3AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (8/01; 1/91)(3)                                        (23.39)    (19.86)
3AB           AllianceBernstein International Value Portfolio
              (Class B) (8/01; 5/01)(4)                                         (6.57)     (6.70)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
3AI           VP International, Class II (8/01; 5/94)(5)                       (21.70)    (20.75)
3AV           VP Value, Class II (8/01; 5/96)(5)                               (13.99)     (8.19)
            CALVERT VARIABLE SERIES, INC.
3SR           Social Balanced Portfolio (5/00; 9/86)                           (13.37)     (9.74)
            EVERGREEN VA
3CG           Capital Growth Fund, Class 2 (8/01; 3/98)(6)                     (23.76)    (20.98)
            FIDELITY(R) VIP
3FG           Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)       (18.00)    (13.61)
3FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)               (11.21)     (5.98)
3FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)               (21.59)    (19.53)
            FTVIPT
3RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)                0.82       9.73
3SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                          (10.46)      6.44
3MS           Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)         (12.99)    (12.11)

                                                                                            PERFORMANCE OF
                                                                                               THE FUND
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                      1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC3           Blue Chip Advantage Fund (9/99; 9/99)(1)                         (23.79%)        --%        --%     (13.17%)
BD3           Bond Fund (9/99; 10/81)                                            4.26        3.07       5.68        8.75
CR3           Capital Resource Fund (9/99; 10/81)                              (23.15)      (5.36)      2.53        8.87
CM3           Cash Management Fund (9/99; 10/81)                                (0.08)       2.84       3.01        4.86
DE3           Diversified Equity Income Fund (9/99; 9/99)                      (20.17)         --         --       (5.71)
EM3           Emerging Markets Fund (5/00; 5/00)                                (6.65)         --         --      (14.40)
ES3           Equity Select Fund (5/01; 5/01)                                  (14.92)         --         --      (10.25)
EI3           Extra Income Fund (9/99; 5/96)                                    (7.72)      (3.23)        --       (0.04)
FI3           Federal Income Fund (9/99; 9/99)                                   4.55          --         --        5.20
GB3           Global Bond Fund (9/99; 5/96)                                     13.64        3.16         --        3.81
GR3           Growth Fund (9/99; 9/99)                                         (27.20)         --         --      (20.35)
IE3           International Fund (9/99; 1/92)                                  (19.38)      (7.10)      0.65        0.36
MF3           Managed Fund (9/99; 4/86)                                        (14.09)      (1.02)      5.26        7.36
ND3           NEW DIMENSIONS FUND(R) (9/99; 5/96)                              (23.02)      (1.15)        --        3.85
SV3           Partners Small Cap Value Fund (8/01; 8/01)                       (13.31)         --         --       (5.56)
IV3           S&P 500 Index Fund (5/00; 5/00)                                  (23.54)         --         --      (17.94)
SC3           Small Cap Advantage Fund (9/99; 9/99)                            (18.21)         --         --       (3.88)
ST3           Stock Fund (8/01; 8/01)                                          (22.03)         --         --      (18.63)
SA3           Strategy Aggressive Fund (9/99; 1/92)                            (33.02)      (9.49)      0.46        1.13
            AIM V.I.
3AC           Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)      (25.63)      (3.54)        --        6.00
3AD           Capital Development Fund, Series II Shares (8/01; 5/98)(2)       (22.73)         --         --       (2.56)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
3AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (8/01; 1/91)(3)                                        (23.39)       2.26       9.82        8.92
3AB           AllianceBernstein International Value Portfolio
              (Class B) (8/01; 5/01)(4)                                         (6.57)         --         --       (5.22)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
3AI           VP International, Class II (8/01; 5/94)(5)                       (21.70)      (4.19)        --        0.97
3AV           VP Value, Class II (8/01; 5/96)(5)                               (13.99)       2.59         --        7.09
            CALVERT VARIABLE SERIES, INC.
3SR           Social Balanced Portfolio (5/00; 9/86)                           (13.37)      (0.56)      5.34        6.59
            EVERGREEN VA
3CG           Capital Growth Fund, Class 2 (8/01; 3/98)(6)                     (23.76)         --         --       (3.03)
            FIDELITY(R) VIP
3FG           Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)       (18.00)      (0.73)        --        3.66
3FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)               (11.21)         --         --       14.16
3FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)               (21.59)      (5.30)      3.36        2.93
            FTVIPT
3RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)                0.82        1.19       8.75        8.32
3SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                          (10.46)         --         --       (0.83)
3MS           Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)         (12.99)       2.71         --        5.13


       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

AVERAGE ANNUAL TOTAL RETURN(a) WITH SELECTION OF MAV AND EEP DEATH BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                 PERFORMANCE OF
                                                                                 THE SUBACCOUNT
                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                      1 YEAR   COMMENCEMENT
            GOLDMAN SACHS VIT
3UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                           (23.02%)   (11.49%)
3MC           Mid Cap Value Fund (9/99; 5/98)                                   (5.91)      8.17
            INVESCO VIF
3ID           Dynamics Fund (8/01; 8/97)                                       (32.97)    (28.30)
3FS           Financial Services Fund (8/01; 9/99)                             (15.78)    (14.09)
3TC           Technology Fund (8/01; 5/97)                                     (47.83)    (42.56)
3TL           Telecommunications Fund (8/01; 9/99)                             (51.77)    (48.58)
            JANUS ASPEN SERIES
3GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(9)      (41.95)    (41.45)
3IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                   (26.86)    (26.84)
            LAZARD RETIREMENT SERIES
3IP           International Equity Portfolio (9/99; 9/98)                      (11.89)    (12.97)
            MFS(R)
3MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                   (28.81)    (24.58)
3MD           New Discovery Series - Service Class (5/00; 5/98)(10)            (32.87)    (18.33)
3UT           Utilities Series - Service Class (8/01; 1/95)(10)                (24.02)    (24.49)
            PIONEER VCT
3PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                                 (17.20)    (14.42)
3EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                                (20.20)    (17.15)
            PUTNAM VARIABLE TRUST
3HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                                 (21.48)    (17.85)
3PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                                 (18.82)    (16.86)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
3VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)          (31.68)    (15.25)
            STRONG FUNDS
3SO           Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)      (28.05)    (22.09)
            WANGER
3IT           International Small Cap (9/99; 5/95)                             (15.00)     (9.72)
3SP           U.S. Smaller Companies (9/99; 5/95)                              (17.96)     (1.76)
            WELLS FARGO VT
3AA           Asset Allocation Fund (5/01; 4/94)(16)                           (14.02)    (11.15)
3WI           International Equity Fund (5/01; 7/00)                           (24.04)    (21.02)
3SG           Small Cap Growth Fund (5/01; 5/95)(17)                           (39.25)    (28.88)

                                                                                               PERFORMANCE OF
                                                                                                  THE FUND
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                      1 YEAR       5 YEARS   10 YEARS COMMENCEMENT
            GOLDMAN SACHS VIT
3UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                           (23.02%)        --%        --%      (3.69%)
3MC           Mid Cap Value Fund (9/99; 5/98)                                   (5.91)         --         --        2.67
            INVESCO VIF
3ID           Dynamics Fund (8/01; 8/97)                                       (32.97)      (4.65)        --       (3.83)
3FS           Financial Services Fund (8/01; 9/99)                             (15.78)         --         --        0.73
3TC           Technology Fund (8/01; 5/97)                                     (47.83)      (7.63)        --       (4.61)
3TL           Telecommunications Fund (8/01; 9/99)                             (51.77)         --         --      (33.63)
            JANUS ASPEN SERIES
3GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(9)      (41.95)         --         --      (38.93)
3IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                   (26.86)      (1.23)        --        6.90
            LAZARD RETIREMENT SERIES
3IP           International Equity Portfolio (9/99; 9/98)                      (11.89)         --         --       (5.27)
            MFS(R)
3MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                   (28.81)         --         --      (10.02)
3MD           New Discovery Series - Service Class (5/00; 5/98)(10)            (32.87)         --         --        1.21
3UT           Utilities Series - Service Class (8/01; 1/95)(10)                (24.02)      (1.94)        --        7.58
            PIONEER VCT
3PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                                 (17.20)       0.66         --        8.74
3EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                                (20.20)         --         --       (9.89)
            PUTNAM VARIABLE TRUST
3HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                                 (21.48)         --         --       (2.70)
3PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                                 (18.82)       1.06         --        3.21
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
3VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)          (31.68)     (5.40)         --       (1.32)
            STRONG FUNDS
3SO           Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)      (28.05)       1.24       9.10        9.95
            WANGER
3IT           International Small Cap (9/99; 5/95)                             (15.00)       3.95         --        9.89
3SP           U.S. Smaller Companies (9/99; 5/95)                              (17.96)       1.67         --       11.63
            WELLS FARGO VT
3AA           Asset Allocation Fund (5/01; 4/94)(16)                           (14.02)       1.07         --        6.82
3WI           International Equity Fund (5/01; 7/00)                           (24.04)         --         --      (20.75)
3SG           Small Cap Growth Fund (5/01; 5/95)(17)                           (39.25)     (13.62)        --       (3.16)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% MAV fee, a 0.40% annual EEP fee, and a 0.55% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

See accompanying notes to the performance information.


       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

AVERAGE ANNUAL TOTAL RETURN(a) FOR PERIODS ENDING DEC. 31, 2002

                                                                                 PERFORMANCE OF
                                                                                 THE SUBACCOUNT
                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                                      1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC3           Blue Chip Advantage Fund (9/99; 9/99)(1)                         (23.14%)   (12.52%)
BD3           Bond Fund (9/99; 10/81)                                            4.91       5.60
CR3           Capital Resource Fund (9/99; 10/81)                              (22.50)    (14.19)
CM3           Cash Management Fund (9/99; 10/81)                                 0.57       3.08
DE3           Diversified Equity Income Fund (9/99; 9/99)                      (19.52)     (5.06)
EM3           Emerging Markets Fund (5/00; 5/00)                                (6.00)    (13.75)
ES3           Equity Select Fund (5/01; 5/01)                                  (14.27)     (9.60)
EI3           Extra Income Fund (9/99; 5/96)                                    (7.07)     (3.55)
FI3           Federal Income Fund (9/99; 9/99)                                   5.20       5.85
GB3           Global Bond Fund (9/99; 5/96)                                     14.29       5.28
GR3           Growth Fund (9/99; 9/99)                                         (26.55)    (19.69)
IE3           International Fund (9/99; 1/92)                                  (18.73)    (16.36)
MF3           Managed Fund (9/99; 4/86)                                        (13.44)     (5.67)
ND3           NEW DIMENSIONS FUND(R) (9/99; 5/96)                              (22.37)    (10.05)
SV3           Partners Small Cap Value Fund (8/01; 8/01)                       (12.66)     (4.91)
IV3           S&P 500 Index Fund (5/00; 5/00)                                  (22.89)    (17.29)
SC3           Small Cap Advantage Fund (9/99; 9/99)                            (17.56)     (3.23)
ST3           Stock Fund (8/01; 8/01)                                          (21.38)    (17.98)
SA3           Strategy Aggressive Fund (9/99; 1/92)                            (32.37)    (16.21)
            AIM V.I.
3AC           Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)      (24.98)    (20.37)
3AD           Capital Development Fund, Series II Shares (8/01; 5/98)(2)       (22.08)    (17.98)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
3AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (8/01; 1/91)(3)                                        (22.74)    (19.21)
3AB           AllianceBernstein International Value Portfolio
              (Class B) (8/01; 5/01)(4)                                         (5.92)     (6.05)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
3AI           VP International, Class II (8/01; 5/94)(5)                       (21.05)    (20.10)
3AV           VP Value, Class II (8/01; 5/96)(5)                               (13.34)     (7.54)
            CALVERT VARIABLE SERIES, INC.
3SR           Social Balanced Portfolio (5/00; 9/86)                           (12.72)     (9.09)
            EVERGREEN VA
3CG           Capital Growth Fund, Class 2 (8/01; 3/98)(6)                     (23.11)    (20.33)
            FIDELITY(R) VIP
3FG           Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)       (17.35)    (12.96)
3FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)               (10.56)     (5.33)
3FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)               (20.94)    (18.88)
            FTVIPT
3RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)                1.47      10.38
3SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                           (9.81)      7.09
3MS           Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)         (12.34)    (11.46)

                                                                                               PERFORMANCE OF
                                                                                                  THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                      1 YEAR      5 YEARS    10 YEARS COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC3           Blue Chip Advantage Fund (9/99; 9/99)(1)                         (23.14%)        --%        --%     (12.52%)
BD3           Bond Fund (9/99; 10/81)                                            4.91        3.72       6.33        9.40
CR3           Capital Resource Fund (9/99; 10/81)                              (22.50)      (4.71)      3.18        9.52
CM3           Cash Management Fund (9/99; 10/81)                                 0.57        3.49       3.66        5.51
DE3           Diversified Equity Income Fund (9/99; 9/99)                      (19.52)         --         --       (5.06)
EM3           Emerging Markets Fund (5/00; 5/00)                                (6.00)         --         --      (13.75)
ES3           Equity Select Fund (5/01; 5/01)                                  (14.27)         --         --       (9.60)
EI3           Extra Income Fund (9/99; 5/96)                                    (7.07)      (2.58)        --        0.61
FI3           Federal Income Fund (9/99; 9/99)                                   5.20          --         --        5.85
GB3           Global Bond Fund (9/99; 5/96)                                     14.29        3.81         --        4.46
GR3           Growth Fund (9/99; 9/99)                                         (26.55)         --         --      (19.70)
IE3           International Fund (9/99; 1/92)                                  (18.73)      (6.45)      1.30        1.01
MF3           Managed Fund (9/99; 4/86)                                        (13.44)      (0.37)      5.91        8.01
ND3           NEW DIMENSIONS FUND(R) (9/99; 5/96)                              (22.37)      (0.50)        --        4.50
SV3           Partners Small Cap Value Fund (8/01; 8/01)                       (12.66)         --         --       (4.91)
IV3           S&P 500 Index Fund (5/00; 5/00)                                  (22.89)         --         --      (17.29)
SC3           Small Cap Advantage Fund (9/99; 9/99)                            (17.56)         --         --       (3.23)
ST3           Stock Fund (8/01; 8/01)                                          (21.38)         --         --      (17.98)
SA3           Strategy Aggressive Fund (9/99; 1/92)                            (32.37)      (8.84)      1.11        1.78
            AIM V.I.
3AC           Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)      (24.98)      (2.89)        --        6.65
3AD           Capital Development Fund, Series II Shares (8/01; 5/98)(2)       (22.08)         --         --       (1.91)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
3AL           AllianceBernstein Growth and Income Portfolio
              (Class B) (8/01; 1/91)(3)                                        (22.74)       2.91      10.47        9.57
3AB           AllianceBernstein International Value Portfolio
              (Class B) (8/01; 5/01)(4)                                         (5.92)         --         --       (4.57)
            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
3AI           VP International, Class II (8/01; 5/94)(5)                       (21.05)      (3.54)        --        1.62
3AV           VP Value, Class II (8/01; 5/96)(5)                               (13.34)       3.24         --        7.74
            CALVERT VARIABLE SERIES, INC.
3SR           Social Balanced Portfolio (5/00; 9/86)                           (12.72)       0.09       5.99        7.24
            EVERGREEN VA
3CG           Capital Growth Fund, Class 2 (8/01; 3/98)(6)                     (23.11)         --         --       (2.38)
            FIDELITY(R) VIP
3FG           Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)       (17.35)      (0.08)        --        4.31
3FM           Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)               (10.56)         --         --       14.81
3FO           Overseas Portfolio Service Class 2 (8/01; 1/87)(7)               (20.94)      (4.65)      4.01        3.58
            FTVIPT
3RE           Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)                1.47        1.84       9.40        8.97
3SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/99; 5/98)(8)                                           (9.81)         --         --       (0.18)
3MS           Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)         (12.34)       3.36         --        5.78


       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

                                                                                    PERFORMANCE OF
                                                                                    THE SUBACCOUNT
                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                      1 YEAR    COMMENCEMENT
            GOLDMAN SACHS VIT
3UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                           (22.37%)    (10.84%)
3MC           Mid Cap Value Fund (9/99; 5/98)                                   (5.26)       8.82
            INVESCO VIF
3ID           Dynamics Fund (8/01; 8/97)                                       (32.32)     (27.65)
3FS           Financial Services Fund (8/01; 9/99)                             (15.13)     (13.44)
3TC           Technology Fund (8/01; 5/97)                                     (47.18)     (41.91)
3TL           Telecommunications Fund (8/01; 9/99)                             (51.12)     (47.93)
            JANUS ASPEN SERIES
3GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(9)      (41.30)     (40.80)
3IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                   (26.21)     (26.19)
            LAZARD RETIREMENT SERIES
3IP           International Equity Portfolio (9/99; 9/98)                      (11.24)     (12.32)
            MFS(R)
3MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                   (28.16)     (23.93)
3MD           New Discovery Series - Service Class (5/00; 5/98)(10)            (32.22)     (17.68)
3UT           Utilities Series - Service Class (8/01; 1/95)(10)                (23.37)     (23.84)
            PIONEER VCT
3PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                                 (16.55)     (13.77)
3EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                                (19.55)     (16.50)
            PUTNAM VARIABLE TRUST
3HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                                 (20.83)     (17.20)
3PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                                 (18.17)     (16.21)
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
3VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)          (31.03)     (14.60)
            STRONG FUNDS
3SO           Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)      (27.40)     (21.44)
            WANGER
3IT           International Small Cap (9/99; 5/95)                             (14.35)      (9.07)
3SP           U.S. Smaller Companies (9/99; 5/95)                              (17.31)      (1.11)
            WELLS FARGO VT
3AA           Asset Allocation Fund (5/01; 4/94)(16)                           (13.37)     (10.50)
3WI           International Equity Fund (5/01; 7/00)                           (23.39)     (20.37)
3SG           Small Cap Growth Fund (5/01; 5/95)(t)(17)                        (38.60)     (28.23)

                                                                                               PERFORMANCE OF
                                                                                                  THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                      1 YEAR      5 YEARS    10 YEARS  COMMENCEMENT
            GOLDMAN SACHS VIT
3UE           CORE(SM) U.S. Equity Fund (9/99; 2/98)                           (22.37%)        --%        --%      (3.04%)
3MC           Mid Cap Value Fund (9/99; 5/98)                                   (5.26)         --         --        3.32
            INVESCO VIF
3ID           Dynamics Fund (8/01; 8/97)                                       (32.32)      (4.00)        --       (3.18)
3FS           Financial Services Fund (8/01; 9/99)                             (15.13)         --         --        1.38
3TC           Technology Fund (8/01; 5/97)                                     (47.18)      (6.98)        --       (3.96)
3TL           Telecommunications Fund (8/01; 9/99)                             (51.12)         --         --      (32.98)
            JANUS ASPEN SERIES
3GT           Global Technology Portfolio: Service Shares (5/00; 1/00)(9)      (41.30)         --         --      (38.28)
3IG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(9)                                   (26.21)      (0.58)        --        7.55
            LAZARD RETIREMENT SERIES
3IP           International Equity Portfolio (9/99; 9/98)                      (11.24)         --         --       (4.62)
            MFS(R)
3MG           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(10)                                   (28.16)         --         --       (9.37)
3MD           New Discovery Series - Service Class (5/00; 5/98)(10)            (32.22)         --         --        1.86
3UT           Utilities Series - Service Class (8/01; 1/95)(10)                (23.37)      (1.29)        --        8.23
            PIONEER VCT
3PE           Pioneer Equity Income VCT Portfolio -
              Class II Shares (8/01; 3/95)(11)                                 (16.55)       1.31         --        9.39
3EU           Pioneer Europe VCT Portfolio -
              Class II Shares (8/01; 10/98)(12)                                (19.55)         --         --       (9.24)
            PUTNAM VARIABLE TRUST
3HS           Putnam VT Health Sciences Fund -
              Class IB Shares (8/01; 4/98)(13)                                 (20.83)         --         --       (2.05)
3PI           Putnam VT International Equity Fund -
              Class IB Shares (8/01; 1/97)(14)                                 (18.17)       1.71         --        3.86
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
3VS           Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)          (31.03)      (4.75)        --       (0.67)
            STRONG FUNDS
3SO           Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)      (27.40)       1.89       9.75       10.60
            WANGER
3IT           International Small Cap (9/99; 5/95)                             (14.35)       4.60         --       10.54
3SP           U.S. Smaller Companies (9/99; 5/95)                              (17.31)       2.32         --       12.28
            WELLS FARGO VT
3AA           Asset Allocation Fund (5/01; 4/94)(16)                           (13.37)       1.72         --        7.47
3WI           International Equity Fund (5/01; 7/00)                           (23.39)         --         --      (20.10)
3SG           Small Cap Growth Fund (5/01; 5/95)(t)(17)                        (38.60)     (12.97)        --       (2.51)

(a) Current applicable charges deducted from fund performance include a $30 annual contract administrative charge and a 0.55% annual mortality and expense risk fee. Premium taxes are not reflected in these total returns.

See accompanying notes to the performance information.


       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

NOTES TO PERFORMANCE INFORMATION

(1)  Commencement date of the subaccount; Commencement date of the fund.

(2) Performance shown for periods prior to the inception date of the Series II class of shares reflect the historical results of the Series I class, adjusted to reflect the impact that the Series II class Rule 12b-1 plan would have had if the Series II class had then existed. The Series I and Series II share classes invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

(3) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Because Class B shares were not offered until Aug. 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Aug. 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(6) Historical performance shown for Class 2 prior to its inception is based on the performance of Class I, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(7) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 (Jan. 12, 2000 through Dec. 28, 1998 for VIP Mid Cap) are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(8) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(9) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(10) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(11) Performance of the portfolio's Class I shares are from inception date of March 1, 1995. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(12) Performance of the portfolio's Class I shares are from inception date of Oct. 30, 1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(13) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(14) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(15) Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. The performance of the Advisor Class shares prior to 7/12/01 is based on the Fund's Investor Class shares' performance, restated for the higher expense ratio of the Advisor Class shares.

(16) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(17) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.


       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                 ERV - P
                                 -------
                                    P

where:             P = a hypothetical initial payment of $1,000
                 ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

All total return figures reflect the deduction of all applicable charges including the contract administrative charge and mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002

SUBACCOUNT               INVESTING IN:                                         SIMPLE YIELD        COMPOUND YIELD
CM3                      AXP(R) Variable Portfolio - Cash Management Fund         0.25%                0.25%


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[(a - b + 1)(TO THE POWER OF 6) - 1]
                            -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period  that were entitled to receive dividends
             d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002

SUBACCOUNT           INVESTING IN:                                              YIELD
BD3                  AXP(R) Variable Portfolio - Bond Fund                      5.16%
EI3                  AXP(R) Variable Portfolio - Extra Income Fund              4.41
FI3                  AXP(R) Variable Portfolio - Federal Income Fund            2.96
GB3                  AXP(R) Variable Portfolio - Global Bond Fund               3.15


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYMENTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:


- take the value of your fixed account at the settlement date or the date you selected to begin receiving your annuity payouts; then


- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at (americanexpress.com/advisors) or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                                               www.ambest.com
Fitch                                                   www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been: 2002: $37,418,102; 2001: $41,792,624; and 2000:
$56,851,815. IDS Life retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY


We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Advantage(R) Variable Annuity - Band 3 (comprised of subaccounts BC3, BD3, CR3, CM3, DE3, EM3, ES3, EI3, FI3, GB3, GR3, IE3, MF3, ND3, SV3, IV3, SC3, ST3, SA3, 3AC, 3AD, 3AB, 3AL, 3AI, 3AV, 3SR, 3CG, 3FG, 3FM, 3FO, 3RE, 3SI, 3MS, 3UE, 3MC, 3ID, 3FS, 3TC, 3TL, 3GT, 3IG, 3IP, 3MG, 3MD, 3UT, 3PE, 3EU, 3HS, 3PI, 3VS, 3SO, 3IT, 3SP, 3AA, 3WI and 3SG) as of December 31, 2002, and the related statements of operations and changes in nets assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Advantage(R) Variable Annuity - Band 3 at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                        /s/ Ernst & Young LLP
Minneapolis, Minnesota
March 21, 2003

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
DECEMBER 31, 2002                                                        BC3         BD3           CR3          CM3         DE3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                         $    262,697 $    885,758 $    122,124 $  3,241,265 $  1,040,408
                                                                    ----------------------------------------------------------------
    at market value                                                 $    197,932 $    900,431 $    119,810 $  3,241,265 $  1,040,055
Dividends receivable                                                          --        3,667           --        4,206           --
Accounts receivable from IDS Life
  for contract purchase payments                                              --        7,468           --    1,081,894           --
Receivable from mutual funds and portfolios
  for share redemptions                                                       --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             197,932      911,566      119,810    4,327,365    1,040,055
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                            95          417           58        2,625          251
    Contract terminations                                                     --           --           --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                                   --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                             95          417           58        2,625          251
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                197,837      911,149      119,752    4,324,740    1,039,804
Net assets applicable to contracts in payment period                          --           --           --           --           --
Net assets applicable to seed money                                           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $    197,837 $    911,149 $    119,752 $  4,324,740 $  1,039,804
====================================================================================================================================
Accumulation units outstanding                                           313,942      761,704      202,292    3,911,088    1,262,412
====================================================================================================================================
Net asset value per accumulation unit                               $       0.63 $       1.20 $       0.59 $       1.11 $      0.82
====================================================================================================================================

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                            EM3          ES3          EI3         FI3          GB3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                         $  4,281,090 $  2,223,700 $  2,814,753 $  1,525,440 $    286,141
                                                                    ----------------------------------------------------------------
    at market value                                                 $  3,646,305 $  2,021,954 $  2,811,596 $  1,539,965 $    297,056
Dividends receivable                                                          --           --        5,624        3,680        1,094
Accounts receivable from IDS Life
  for contract purchase payments                                              --           --           --           --           --
Receivable from mutual funds and portfolios
  for share redemptions                                                       --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                           3,646,305    2,021,954    2,817,220    1,543,645      298,150
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                         1,737          970          799          723          207
    Contract terminations                                                     --           --    1,505,278           --           --
Payable to mutual funds and portfolios
  for investments purchased                                                   --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                          1,737          970    1,506,077          723          207
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                191,345      284,547    1,311,143    1,542,922      297,943
Net assets applicable to contracts in payment period                          --           --           --           --           --
Net assets applicable to seed money                                    3,453,223    1,736,437           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $  3,644,568 $  2,020,984 $  1,311,143 $  1,542,922 $    297,943
====================================================================================================================================
Accumulation units outstanding                                           277,030      327,689    1,479,516    1,274,641      251,492
====================================================================================================================================
Net asset value per accumulation unit                               $       0.69 $       0.87 $       0.89 $       1.21 $       1.18
====================================================================================================================================

See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                             GR3         IE3         MF3           ND3         SV3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                         $    656,791 $    264,567 $    104,755 $  1,916,812 $  4,629,380
                                                                    ----------------------------------------------------------------
    at market value                                                 $    502,915 $    267,600 $     97,883 $  1,723,204 $  4,325,970
Dividends receivable                                                          --           --           --           --           --
Accounts receivable from IDS Life
  for contract purchase payments                                             303           --           --      376,428           10
Receivable from mutual funds and portfolios
  for share redemptions                                                       --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             503,218      267,600       97,883    2,099,632    4,325,980
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                           243          107           53          831        2,082
    Contract terminations                                                     --           --           --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                                   --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            243          107           53          831        2,082
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                502,975      267,493       97,830    2,098,801      585,779
Net assets applicable to contracts in payment period                          --           --           --           --           --
Net assets applicable to seed money                                           --           --           --           --    3,738,119
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $    502,975 $    267,493 $     97,830 $  2,098,801 $  4,323,898
====================================================================================================================================
Accumulation units outstanding                                         1,063,816      487,561      120,076    3,029,005      626,823
====================================================================================================================================
Net asset value per accumulation unit                               $       0.47 $       0.55 $       0.81 $       0.69 $       0.93
====================================================================================================================================

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                           IV3           SC3          ST3          SA3          3AC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                         $    672,257 $    386,254 $  2,000,793 $    220,116 $      3,276
                                                                    ----------------------------------------------------------------
    at market value                                                 $    543,809 $    349,481 $  1,494,943 $    212,666 $      2,720
Dividends receivable                                                          --           --           --           --           --
Accounts receivable from IDS Life
  for contract purchase payments                                          47,065           --           --           --           --
Receivable from mutual funds and portfolios
  for share redemptions                                                       --           --           --           --            1
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             590,874      349,481    1,494,943      212,666        2,721
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                           260          165          722          120            1
    Contract terminations                                                     --           --           --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                                   --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            260          165          722          120            1
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                590,614      349,316           --      212,546        2,720
Net assets applicable to contracts in payment period                          --           --           --           --           --
Net assets applicable to seed money                                           --           --    1,494,221           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $    590,614 $    349,316 $  1,494,221 $    212,546 $      2,720
====================================================================================================================================
Accumulation units outstanding                                           973,266      392,663           --      385,725        3,708
====================================================================================================================================
Net asset value per accumulation unit                               $       0.61 $       0.89 $       0.75 $       0.55 $       0.73
====================================================================================================================================

See accompanying notes to financial statements

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                            3AD         3AB          3AL          3AI          3AV
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                         $    150,522 $    553,760 $    260,103 $    187,827 $    478,557
                                                                    ----------------------------------------------------------------
    at market value                                                 $    138,171 $    557,441 $    231,150 $    187,069 $    434,296
Dividends receivable                                                          --           --           --           --           --
Accounts receivable from IDS Life
  for contract purchase payments                                              --           --        7,124            5        7,279
Receivable from mutual funds and portfolios
  for share redemptions                                                       60          230          103           65          201
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             138,231      557,671      238,377      187,139      441,776
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                            60          230          103           65          201
    Contract terminations                                                     --           --           --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                                   --           --        7,124            5        7,279
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                             60          230        7,227           70        7,480
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                138,171      557,441      231,150      187,069      434,296
Net assets applicable to contracts in payment period                          --           --           --           --           --
Net assets applicable to seed money                                           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $    138,171 $    557,441 $    231,150 $    187,069 $    434,296
====================================================================================================================================
Accumulation units outstanding                                           180,289      605,559      309,718      253,884      483,056
====================================================================================================================================
Net asset value per accumulation unit                               $       0.77 $       0.92 $       0.75 $       0.74 $       0.90
====================================================================================================================================

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                             3SR         3CG         3FG           3FM         3FO
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                         $      7,531 $     33,529 $    217,903 $    317,481 $    245,672
                                                                    ----------------------------------------------------------------
    at market value                                                 $      6,235 $     32,398 $    192,711 $    303,009 $    242,627
Dividends receivable                                                          --           --           --           --           --
Accounts receivable from IDS Life
  for contract purchase payments                                              --           --           --            8           --
Receivable from mutual funds and portfolios
  for share redemptions                                                        3           16           88          139           78
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                               6,238       32,414      192,799      303,156      242,705
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                             3           16           88          139           78
    Contract terminations                                                     --           --           --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                                   --           --           --            8           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                              3           16           88          147           78
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                  6,235       32,398      192,711      303,009      242,627
Net assets applicable to contracts in payment period                          --           --           --           --           --
Net assets applicable to seed money                                           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $      6,235 $     32,398 $    192,711 $    303,009 $    242,627
====================================================================================================================================
Accumulation units outstanding                                             8,008       44,249      233,173      325,426      324,271
====================================================================================================================================
Net asset value per accumulation unit                               $       0.78 $       0.73 $       0.83 $       0.93 $       0.75
====================================================================================================================================

See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                             3RE         3SI         3MS         3UE           3MC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                         $    281,160 $    370,595 $    120,916 $    537,647 $    634,944
                                                                    ----------------------------------------------------------------
    at market value                                                 $    279,651 $    344,449 $    110,521 $    467,842 $    587,651
Dividends receivable                                                          --           --           --           --           --
Accounts receivable from IDS Life
  for contract purchase payments                                           7,462           --           --           --           --
Receivable from mutual funds and portfolios
  for share redemptions                                                      132          159           53          222        1,200
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             287,245      344,608      110,574      468,064      588,851
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                           132          159           53          222          275
    Contract terminations                                                     --           --           --           --          925
Payable to mutual funds and portfolios
  for investments purchased                                                7,462           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                          7,594          159           53          222        1,200
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                279,651      344,449      110,521      467,842      587,651
Net assets applicable to contracts in payment period                          --           --           --           --           --
Net assets applicable to seed money                                           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $    279,651 $    344,449 $    110,521 $    467,842 $    587,651
====================================================================================================================================
Accumulation units outstanding                                           204,619      281,793      130,426      694,276      449,654
====================================================================================================================================
Net asset value per accumulation unit                               $       1.37 $       1.22 $       0.85 $       0.67 $       1.31
====================================================================================================================================

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                             3ID         3FS         3TC         3TL           3GT
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                         $     99,038 $      3,209 $      1,351 $      1,237 $    128,007
                                                                    ----------------------------------------------------------------
    at market value                                                 $     97,105 $      2,860 $      1,240 $      1,329 $     85,883
Dividends receivable                                                          --           19           --           --           --
Accounts receivable from IDS Life
  for contract purchase payments                                              --           --           --           --           --
Receivable from mutual funds and portfolios
  for share redemptions                                                       40            1          182            1          209
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                              97,145        2,880        1,422        1,330       86,092
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                            40            1          182            1           40
    Contract terminations                                                     --           --           --           --          169
Payable to mutual funds and portfolios
  for investments purchased                                                   --           19           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                             40           20          182            1          209
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                 97,105        2,860        1,240        1,329       85,883
Net assets applicable to contracts in payment period                          --           --           --           --           --
Net assets applicable to seed money                                           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $     97,105 $      2,860 $      1,240 $      1,329 $     85,883
====================================================================================================================================
Accumulation units outstanding                                           149,186        3,484        2,576        3,227      342,673
====================================================================================================================================
Net asset value per accumulation unit                               $       0.65 $       0.82 $       0.48 $       0.41 $       0.25
====================================================================================================================================

See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                             3IG         3IP         3MG           3MD         3UT
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                         $    396,311 $    417,532 $    530,082 $    388,228 $    124,284
                                                                    ----------------------------------------------------------------
    at market value                                                 $    393,955 $    410,768 $    382,341 $    297,200 $     95,219
Dividends receivable                                                          --           --           --           --           --
Accounts receivable from IDS Life
  for contract purchase payments                                              48           --           --           49           --
Receivable from mutual funds and portfolios
  for share redemptions                                                      155          178          178          138           46
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             394,158      410,946      382,519      297,387       95,265
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                           155          178          178          138           46
    Contract terminations                                                     --           --           --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                                   48           --           --           49           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            203          178          178          187           46
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                393,955      410,768      382,341      297,200       95,219
Net assets applicable to contracts in payment period                          --           --           --           --           --
Net assets applicable to seed money                                           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $    393,955 $    410,768 $    382,341 $    297,200 $     95,219
====================================================================================================================================
Accumulation units outstanding                                           874,663      635,602      785,044      485,070      139,161
====================================================================================================================================
Net asset value per accumulation unit                               $       0.45 $       0.65 $       0.49 $       0.61 $       0.68
====================================================================================================================================

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                             3PE         3EU         3HS          3PI          3VS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                         $    144,530 $         25 $    141,588 $    686,120 $    641,783
                                                                    ----------------------------------------------------------------
    at market value                                                 $    142,312 $         24 $    112,740 $    693,574 $    310,130
Dividends receivable                                                          --           --           --           --           --
Accounts receivable from IDS Life
  for contract purchase payments                                              --           --           --           --           65
Receivable from mutual funds and portfolios
  for share redemptions                                                       63           --           54          288          151
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             142,375           24      112,794      693,862      310,346
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                            63           --           54          288          151
    Contract terminations                                                     --           --           --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                                   --           --           --           --           65
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                             63           --           54          288          216
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                142,312           24      112,740      693,574      310,130
Net assets applicable to contracts in payment period                          --           --           --           --           --
Net assets applicable to seed money                                           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $    142,312 $         24 $    112,740 $    693,574 $    310,130
====================================================================================================================================
Accumulation units outstanding                                           174,668           31      144,808      881,161      524,988
====================================================================================================================================
Net asset value per accumulation unit                               $       0.81 $       0.79 $       0.78 $       0.79 $       0.59
====================================================================================================================================

See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                             3SO         3IT         3SP         3AA           3WI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                         $    295,340 $  1,056,488 $    893,932 $     26,698 $    100,509
                                                                    ----------------------------------------------------------------
    at market value                                                 $    226,551 $  1,082,377 $    818,631 $     24,388 $     99,811
Dividends receivable                                                          --           --           --           --           --
Accounts receivable from IDS Life
  for contract purchase payments                                               5           --        6,834        6,820           --
Receivable from mutual funds and portfolios
  for share redemptions                                                      103          464          379            8           32
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             226,659    1,082,841      825,844       31,216       99,843
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                           103          464          379            8           32
    Contract terminations                                                     --           --           --           --           --
Payable to mutual funds and portfolios
  for investments purchased                                                    5           --        6,834        6,820           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            108          464        7,213        6,828           32
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                226,551    1,082,377      816,189       24,388       99,811
Net assets applicable to contracts in payment period                          --           --        2,442           --           --
Net assets applicable to seed money                                           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $    226,551 $  1,082,377 $    818,631 $     24,388 $     99,811
====================================================================================================================================
Accumulation units outstanding                                           314,349    1,483,880      846,698       28,992      144,415
====================================================================================================================================
Net asset value per accumulation unit                               $       0.72 $       0.73 $       0.96 $       0.84 $       0.69
====================================================================================================================================

                                                                                                                         SEGREGATED
                                                                                                                           ASSET
                                                                                                                         SUBACCOUNT
                                                                                                                        ------------
DECEMBER 31, 2002 (CONTINUED)                                                                                               3SG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                                                             $      3,452
                                                                                                                        ------------
    at market value                                                                                                     $      3,468
Dividends receivable                                                                                                              --
Accounts receivable from IDS Life
  for contract purchase payments                                                                                                  --
Receivable from mutual funds and portfolios
  for share redemptions                                                                                                            2
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                                   3,470
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                                                                                 2
    Contract terminations                                                                                                         --
Payable to mutual funds and portfolios
  for investments purchased                                                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                                  2
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                                                      3,468
Net assets applicable to contracts in payment period                                                                              --
Net assets applicable to seed money                                                                                               --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                                                        $      3,468
====================================================================================================================================
Accumulation units outstanding                                                                                                 5,984
====================================================================================================================================
Net asset value per accumulation unit                                                                                   $       0.58
====================================================================================================================================

See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                    BC3            BD3           CR3             CM3           DE3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,923   $     36,196   $        784   $     80,209   $     10,775
Variable account expenses                                         2,190          3,750          1,027         37,643          2,926
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     733         32,446           (243)        42,566          7,849
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         381,143      6,675,424      3,473,104    201,164,166     14,676,397
    Cost of investments sold                                    438,959      6,679,233      3,493,950    201,164,176     14,810,456
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (57,816)        (3,809)       (20,846)           (10)      (134,059)
Distributions from capital gains                                     --             --         15,738             --          1,303
Net change in unrealized appreciation or
  depreciation of investments                                   (50,618)        17,554         (6,954)             9         (3,499)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (108,434)        13,745        (12,062)            (1)      (136,255)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (107,701)  $     46,191   $    (12,305)  $     42,565   $   (128,406)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        EM3           ES3             EI3            FI3           GB3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $    121,580   $     23,677   $     19,857
Variable account expenses                                        20,414         10,679          9,062          4,461          2,173
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (20,414)       (10,679)       112,518         19,216         17,684
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         537,090        631,854     34,293,082      1,014,227      2,830,358
    Cost of investments sold                                    641,316        633,744     34,460,817      1,013,628      2,814,930
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (104,226)        (1,890)      (167,735)           599         15,428
Distributions from capital gains                                     --             --             --          6,166             --
Net change in unrealized appreciation or
  depreciation of investments                                   (85,109)      (286,993)        11,888         16,060         14,834
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (189,335)      (288,883)      (155,847)        22,825         30,262
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (209,749)  $   (299,562)  $    (43,329)  $     42,041   $     47,946
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       GR3             IE3            MF3           ND3            SV3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        412   $      4,288   $      5,079   $     11,439   $      4,960
Variable account expenses                                         3,755          3,397          1,096         12,237         25,281
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,343)           891          3,983           (798)       (20,321)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         977,913     87,048,601        363,319      5,748,826         30,103
    Cost of investments sold                                  1,261,846     86,136,509        414,541      6,182,811         29,109
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (283,933)       912,092        (51,222)      (433,985)           994
Distributions from capital gains                                     --             82         20,944          2,613         17,888
Net change in unrealized appreciation or
  depreciation of investments                                    29,442          2,013         (8,418)      (148,644)      (608,764)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (254,491)       914,187        (38,696)      (580,016)      (589,882)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (257,834)  $    915,078   $    (34,713)  $   (580,814)  $   (610,203)
===================================================================================================================================

See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       IV3             SC3            ST3           SA3            3AC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      5,348   $         --   $      9,480   $         --   $         --
Variable account expenses                                         3,055          2,270          9,293          2,298             34
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   2,293         (2,270)           187         (2,298)           (34)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         401,047        566,564          9,458     12,093,417         11,955
    Cost of investments sold                                    535,717        628,785         10,977     12,297,015         13,523
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (134,670)       (62,221)        (1,519)      (203,598)        (1,568)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (7,021)       (38,976)      (403,993)       (11,779)          (543)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (141,691)      (101,197)      (405,512)      (215,377)        (2,111)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (139,398)  $   (103,467)  $   (405,325)  $   (217,675)  $     (2,145)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       3AD            3AB            3AL            3AI            3AV
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        287   $        747   $      1,202   $      1,244
Variable account expenses                                           271          1,720            832            643          1,519
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (271)        (1,433)           (85)           559           (275)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           5,373      2,355,311        117,337      6,694,566          7,744
    Cost of investments sold                                      5,912      2,325,394        131,387      6,647,067          8,555
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (539)        29,917        (14,050)        47,499           (811)
Distributions from capital gains                                     --             --          4,595             --          8,681
Net change in unrealized appreciation or
  depreciation of investments                                   (12,591)        (1,729)       (27,646)          (809)       (46,738)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (13,130)        28,188        (37,101)        46,690        (38,868)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (13,401)  $     26,755   $    (37,186)  $     47,249   $    (39,143)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       3SR            3CG            3FG             3FM           3FO
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        183   $         --   $      1,650   $      1,256   $         49
Variable account expenses                                            33             33            799          1,045            616
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     150            (33)           851            211           (567)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             668             26          4,831          2,985      6,017,201
    Cost of investments sold                                        788             28          5,035          3,212      5,960,885
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (120)            (2)          (204)          (227)        56,316
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (839)        (1,131)       (26,404)       (17,373)        (3,144)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (959)        (1,133)       (26,608)       (17,600)        53,172
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $       (809)  $     (1,166)  $    (25,757)  $    (17,389)  $     52,605
===================================================================================================================================

See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       3RE            3SI            3MS            3UE            3MC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      8,459   $        812   $          4   $      2,962   $      6,125
Variable account expenses                                         1,689          1,411            308          3,718          2,410
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   6,770           (599)          (304)          (756)         3,715
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         200,589         86,684            292      1,557,749        134,802
    Cost of investments sold                                    195,535         99,663            320      1,828,438        145,021
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  5,054        (12,979)           (28)      (270,689)       (10,219)
Distributions from capital gains                                     --          5,679             11             --          1,787
Net change in unrealized appreciation or
  depreciation of investments                                    (9,803)       (33,497)       (10,395)        51,197        (48,745)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (4,749)       (40,797)       (10,412)      (219,492)       (57,177)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      2,021   $    (41,396)  $    (10,716)  $   (220,248)  $    (53,462)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        3ID           3FS            3TC            3TL            3GT
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         19   $         --   $         --   $         --
Variable account expenses                                           139             12            186              2            379
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (139)             7           (186)            (2)          (379)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             145            112      1,132,627              1         37,112
    Cost of investments sold                                        159            137      1,165,252              1         60,443
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (14)           (25)       (32,625)            --        (23,331)
Distributions from capital gains                                     --              9             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,097)          (350)          (112)            91        (11,973)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (2,111)          (366)       (32,737)            91        (35,304)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (2,250)  $       (359)  $    (32,923)  $         89   $    (35,683)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       3IG            3IP            3MG            3MD            3UT
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,811   $      1,834   $         --   $         --   $      2,527
Variable account expenses                                         2,642          1,850          2,685          2,109            553
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (831)           (16)        (2,685)        (2,109)         1,974
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      13,009,112      8,687,211        279,316        295,291            772
    Cost of investments sold                                 12,901,387      8,627,935        363,943        366,758            993
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                107,725         59,276        (84,627)       (71,467)          (221)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,394)         5,085        (84,925)       (89,005)       (30,610)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  104,331         64,361       (169,552)      (160,472)       (30,831)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    103,500   $     64,345   $   (172,237)  $   (162,581)  $    (28,857)
===================================================================================================================================

See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       3PE            3EU            3HS            3PI            3VS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,939   $         --   $         --   $      3,135   $         --
Variable account expenses                                           362             35            633          2,874          3,636
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,577            (35)          (633)           261         (3,636)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,190,741      1,395,419            551      8,524,372        425,328
    Cost of investments sold                                  1,182,018      1,377,966            641      8,540,156        801,876
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  8,723         17,453            (90)       (15,784)      (376,548)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,218)            (1)       (26,477)         5,176        116,409
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    6,505         17,452        (26,567)       (10,608)      (260,139)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      8,082   $     17,417   $    (27,200)  $    (10,347)  $   (263,775)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       3SO            3IT            3SP            3AA            3WI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,014   $         --   $         --   $        249   $          7
Variable account expenses                                           804          4,886          5,004             63            168
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     210         (4,886)        (5,004)           186           (161)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             570     12,185,128        949,573            449      3,145,465
    Cost of investments sold                                        751     12,299,645        979,761            509      3,132,994
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (181)      (114,517)       (30,188)           (60)        12,471
Distributions from capital gains                                  4,627             --             --             85             --
Net change in unrealized appreciation or
  depreciation of investments                                   (46,961)        61,802       (152,303)        (1,912)          (692)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (42,515)       (52,715)      (182,491)        (1,887)        11,779
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (42,305)  $    (57,601)  $   (187,495)  $     (1,701)  $     11,618
===================================================================================================================================


                                                                                                                        SEGREGATED
                                                                                                                          ASSET
                                                                                                                        SUBACCOUNT
                                                                                                                       ------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                                                   3SG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                                                       $         --
Variable account expenses                                                                                                        56
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                                                 (56)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                                                                     130,946
    Cost of investments sold                                                                                                141,081
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                                            (10,135)
Distributions from capital gains                                                                                                 --
Net change in unrealized appreciation or
  depreciation of investments                                                                                                    35
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                                              (10,100)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                            $    (10,156)
===================================================================================================================================


See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                    BC3            BD3            CR3           CM3            DE3
OPERATIONS
Investment income (loss) -- net                            $        733   $     32,446   $       (243)  $     42,566   $      7,849
Net realized gain (loss) on sales of investments                (57,816)        (3,809)       (20,846)           (10)      (134,059)
Distributions from capital gains                                     --             --         15,738             --          1,303
Net change in unrealized appreciation or
  depreciation of investments                                   (50,618)        17,554         (6,954)             9         (3,499)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (107,701)        46,191        (12,305)        42,565       (128,406)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,456         75,827          1,259     16,400,339        140,478
Net transfers(1)                                               (180,736)      (308,736)       (87,349)    (1,768,769)       859,705
Transfers for policy loans                                       (3,030)            --          1,872        (19,135)        (6,893)
Contract charges                                                   (106)           (80)           (70)          (554)          (112)
Contract terminations:
    Surrender benefits                                         (111,290)       (23,949)        (5,956)   (16,548,478)      (112,852)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (291,706)      (256,938)       (90,244)    (1,936,597)       880,326
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 597,244      1,121,896        222,301      6,218,772        287,884
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    197,837   $    911,149   $    119,752   $  4,324,740   $  1,039,804
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          728,975        984,546        291,207      5,658,076        281,449
Contract purchase payments                                        4,536         65,587          1,922     14,868,286        140,211
Net transfers(1)                                               (271,039)      (267,402)       (85,555)    (1,608,368)       983,310
Transfers for policy loans                                       (3,151)            --          3,025        (17,331)        (6,515)
Contract charges                                                   (150)           (70)           (98)          (502)          (124)
Contract terminations:
    Surrender benefits                                         (145,229)       (20,957)        (8,209)   (14,989,073)      (135,919)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                313,942        761,704        202,292      3,911,088      1,262,412
===================================================================================================================================




                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       EM3            ES3            EI3            FI3            GB3
OPERATIONS
Investment income (loss) -- net                            $    (20,414)  $    (10,679)  $    112,518   $     19,216   $     17,684
Net realized gain (loss) on sales of investments               (104,226)        (1,890)      (167,735)           599         15,428
Distributions from capital gains                                     --             --             --          6,166             --
Net change in unrealized appreciation or
  depreciation of investments                                   (85,109)      (286,993)        11,888         16,060         14,834
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (209,749)      (299,562)       (43,329)        42,041         47,946
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,687         10,954        364,032         57,819         16,488
Net transfers(1)                                                178,232        247,128       (102,421)       797,537        (24,917)
Transfers for policy loans                                           --           (116)            --             --             --
Contract charges                                                     (4)           (64)           (90)           (60)           (11)
Contract terminations:
    Surrender benefits                                               --             --       (382,503)       (34,766)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  179,915        257,902       (120,982)       820,530         (8,440)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,674,402      2,062,644      1,475,454        680,351        258,437
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,644,568   $  2,020,984   $  1,311,143   $  1,542,922   $    297,943
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            3,269         37,676      1,549,237        591,528        249,453
Contract purchase payments                                        2,195         11,990        381,550         49,632         15,704
Net transfers(1)                                                271,572        278,230        (42,003)       662,666        (13,655)
Transfers for policy loans                                           --           (138)            --             --             --
Contract charges                                                     (6)           (69)           (97)           (51)           (10)
Contract terminations:
    Surrender benefits                                               --             --       (409,171)       (29,134)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                277,030        327,689      1,479,516      1,274,641        251,492
===================================================================================================================================


See accompanying notes to financial statements.


       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        GR3            IE3            MF3            ND3            SV3
OPERATIONS
Investment income (loss) -- net                            $     (3,343)  $        891   $      3,983   $       (798)  $    (20,321)
Net realized gain (loss) on sales of investments               (283,933)       912,092        (51,222)      (433,985)           994
Distributions from capital gains                                     --             82         20,944          2,613         17,888
Net change in unrealized appreciation or
  depreciation of investments                                    29,442          2,013         (8,418)      (148,644)      (608,764)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (257,834)       915,078        (34,713)      (580,814)      (610,203)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       90,897         34,557          1,364        142,999         60,999
Net transfers(1)                                                (59,234)      (704,499)       (40,660)      (112,827)       159,375
Transfers for policy loans                                       (2,095)            --             --         (7,299)            --
Contract charges                                                   (318)           (43)           (31)          (797)          (375)
Contract terminations:
    Surrender benefits                                          (95,446)       (21,397)      (106,487)      (243,678)        (3,287)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (66,196)      (691,382)      (145,814)      (221,602)       216,712
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 827,005         43,797        278,357      2,901,217      4,717,389
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    502,975   $    267,493   $     97,830   $  2,098,801   $  4,323,898
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,285,419         65,188        295,986      3,252,328        411,004
Contract purchase payments                                      153,550         59,499          1,583        177,174         59,827
Net transfers(1)                                               (177,671)       394,472        (45,897)       (77,133)       159,599
Transfers for policy loans                                       (2,996)            --             --         (8,002)            --
Contract charges                                                   (583)           (69)           (35)        (1,023)          (403)
Contract terminations:
    Surrender benefits                                         (193,903)       (31,529)      (131,561)      (314,339)        (3,204)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,063,816        487,561        120,076      3,029,005        626,823
===================================================================================================================================




                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        IV3            SC3           ST3             SA3            3AC
OPERATIONS
Investment income (loss) -- net                            $      2,293   $     (2,270)  $        187   $     (2,298)  $        (34)
Net realized gain (loss) on sales of investments               (134,670)       (62,221)        (1,519)      (203,598)        (1,568)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (7,021)       (38,976)      (403,993)       (11,779)          (543)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (139,398)      (103,467)      (405,325)      (217,675)        (2,145)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       19,959         36,724             --         27,190          2,747
Net transfers(1)                                                104,499        126,271             12         36,837         (3,833)
Transfers for policy loans                                           --            369             --         (3,138)            --
Contract charges                                                    (50)           (79)            --           (325)            (5)
Contract terminations:
    Surrender benefits                                             (125)      (118,641)            --       (124,753)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  124,283         44,644             12        (64,189)        (1,091)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 605,729        408,139      1,899,534        494,410          5,956
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    590,614   $    349,316   $  1,494,221   $    212,546   $      2,720
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          770,207        378,441             --        607,048          6,095
Contract purchase payments                                       30,090         39,162             --         40,231          3,075
Net transfers(1)                                                173,207        105,489             --        (29,395)        (5,456)
Transfers for policy loans                                           --            390             --         (3,950)            --
Contract charges                                                    (69)           (84)            --           (476)            (6)
Contract terminations:
    Surrender benefits                                             (169)      (130,735)            --       (227,733)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                973,266        392,663             --        385,725          3,708
===================================================================================================================================


See accompanying notes to financial statements.


       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       3AD            3AB            3AL            3AI            3AV
OPERATIONS
Investment income (loss) -- net                            $       (271)  $     (1,433)  $        (85)  $        559   $       (275)
Net realized gain (loss) on sales of investments                   (539)        29,917        (14,050)        47,499           (811)
Distributions from capital gains                                     --             --          4,595             --          8,681
Net change in unrealized appreciation or
  depreciation of investments                                   (12,591)        (1,729)       (27,646)          (809)       (46,738)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (13,401)        26,755        (37,186)        47,249        (39,143)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,918         52,337         72,168         36,074         59,823
Net transfers(1)                                                146,505        273,092         69,319        102,513        262,878
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     (7)            (1)          (163)            (2)          (202)
Contract terminations:
    Surrender benefits                                               --            (98)        (4,407)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  148,416        325,330        136,917        138,585        322,499
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   3,156        205,356        131,419          1,235        150,940
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    138,171   $    557,441   $    231,150   $    187,069   $    434,296
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            3,211        209,971        136,127          1,324        145,573
Contract purchase payments                                        1,994         55,284         87,887         45,860         63,338
Net transfers(1)                                                175,093        340,429         91,492        206,703        274,370
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     (9)            (1)          (216)            (3)          (225)
Contract terminations:
    Surrender benefits                                               --           (124)        (5,572)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                180,289        605,559        309,718        253,884        483,056
===================================================================================================================================




                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        3SR            3CG           3FG            3FM             3FO
OPERATIONS
Investment income (loss) -- net                            $        150   $        (33)  $        851   $        211   $       (567)
Net realized gain (loss) on sales of investments                   (120)            (2)          (204)          (227)        56,316
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (839)        (1,131)       (26,404)       (17,373)        (3,144)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (809)        (1,166)       (25,757)       (17,389)        52,605
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          149         33,556         12,974         92,094         39,441
Net transfers(1)                                                  1,370             --         73,117         94,444        146,294
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     (4)            (1)            (2)           (41)           (13)
Contract terminations:
    Surrender benefits                                             (109)            --             --         (3,112)        (2,412)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,406         33,555         86,089        183,385        183,310
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   5,638              9        132,379        137,013          6,712
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      6,235   $     32,398   $    192,711   $    303,009   $    242,627
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            6,328             10        132,462        131,673          7,097
Contract purchase payments                                          172         44,240         13,970         95,615         47,631
Net transfers(1)                                                  1,661             --         86,744        101,489        272,093
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     (5)            (1)            (3)           (44)           (17)
Contract terminations:
    Surrender benefits                                             (148)            --             --         (3,307)        (2,533)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  8,008         44,249        233,173        325,426        324,271
===================================================================================================================================


See accompanying notes to financial statements.


       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       3RE             3SI            3MS           3UE            3MC
OPERATIONS
Investment income (loss) -- net                            $      6,770   $       (599)  $       (304)  $       (756)  $      3,715
Net realized gain (loss) on sales of investments                  5,054        (12,979)           (28)      (270,689)       (10,219)
Distributions from capital gains                                     --          5,679             11             --          1,787
Net change in unrealized appreciation or
  depreciation of investments                                    (9,803)       (33,497)       (10,395)        51,197        (48,745)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2,021        (41,396)       (10,716)      (220,248)       (53,462)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       59,931         24,863          6,460      1,206,208         36,908
Net transfers(1)                                                (35,080)       173,726        114,769     (1,302,594)       351,157
Transfers for policy loans                                         (368)            --             --         (2,267)         1,814
Contract charges                                                   (193)          (104)            (1)          (203)          (176)
Contract terminations:
    Surrender benefits                                          (30,646)       (16,317)            --        (31,231)       (24,392)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (6,356)       182,168        121,228       (130,087)       365,311
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 283,986        203,677              9        818,177        275,802
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    279,651   $    344,449   $    110,521   $    467,842   $    587,651
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          210,936        150,319             10        943,339        200,117
Contract purchase payments                                       43,076         18,008          7,800         19,129         26,218
Net transfers(1)                                                (26,836)       125,791        122,617       (224,012)       240,159
Transfers for policy loans                                         (269)            --             --         (2,630)         1,188
Contract charges                                                   (139)           (77)            (1)          (265)          (125)
Contract terminations:
    Surrender benefits                                          (22,149)       (12,248)            --        (41,285)       (17,903)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                204,619        281,793        130,426        694,276        449,654
===================================================================================================================================




                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       3ID            3FS            3TC            3TL            3GT
OPERATIONS
Investment income (loss) -- net                            $       (139)  $          7   $       (186)  $         (2)  $       (379)
Net realized gain (loss) on sales of investments                    (14)           (25)       (32,625)            --        (23,331)
Distributions from capital gains                                     --              9             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,097)          (350)          (112)            91        (11,973)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (2,250)          (359)       (32,923)            89        (35,683)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,045          1,250         34,154          1,231         10,002
Net transfers(1)                                                 91,059          2,062             --             --         35,017
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     (7)            (5)            (1)            (1)          (175)
Contract terminations:
    Surrender benefits                                               --            (98)            --             --         (9,400)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   98,097          3,209         34,153          1,230         35,444
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,258             10             10             10         86,122
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     97,105   $      2,860   $      1,240   $      1,329   $     85,883
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            1,309             10             11             11        201,887
Contract purchase payments                                        9,639          1,468          2,566          3,217         29,325
Net transfers(1)                                                138,249          2,142             --             --        140,499
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                    (11)            (5)            (1)            (1)          (581)
Contract terminations:
    Surrender benefits                                               --           (131)            --             --        (28,457)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                149,186          3,484          2,576          3,227        342,673
===================================================================================================================================


See accompanying notes to financial statements.


       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       3IG             3IP            3MG            3MD           3UT
OPERATIONS
Investment income (loss) -- net                            $       (831)  $        (16)  $     (2,685)  $     (2,109)  $      1,974
Net realized gain (loss) on sales of investments                107,725         59,276        (84,627)       (71,467)          (221)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,394)         5,085        (84,925)       (89,005)       (30,610)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     103,500         64,345       (172,237)      (162,581)       (28,857)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       64,604         40,891         31,554         40,282            903
Net transfers(1)                                               (116,626)       122,639        (96,311)       (10,435)            --
Transfers for policy loans                                         (698)           368          1,990             --             --
Contract charges                                                   (157)           (66)          (233)          (145)          (141)
Contract terminations:
    Surrender benefits                                          (26,273)        (1,772)           (89)       (64,533)           (93)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (79,150)       162,060        (63,089)       (34,831)           669
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 369,605        184,363        617,667        494,612        123,407
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    393,955   $    410,768   $    382,341   $    297,200   $     95,219
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          605,897        253,393        913,438        547,539        138,296
Contract purchase payments                                      129,941         61,088         49,936         52,444          1,235
Net transfers(1)                                                187,163        323,069       (180,943)       (27,085)            --
Transfers for policy loans                                       (1,437)           553          3,200             --             --
Contract charges                                                   (305)           (97)          (439)          (220)          (213)
Contract terminations:
    Surrender benefits                                          (46,596)        (2,404)          (148)       (87,608)          (157)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                874,663        635,602        785,044        485,070        139,161
===================================================================================================================================




                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       3PE            3EU            3HS            3PI            3VS
OPERATIONS
Investment income (loss) -- net                            $      1,577   $        (35)  $       (633)  $        261   $     (3,636)
Net realized gain (loss) on sales of investments                  8,723         17,453            (90)       (15,784)      (376,548)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,218)            (1)       (26,477)         5,176        116,409
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       8,082         17,417        (27,200)       (10,347)      (263,775)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,209          3,396         13,448         21,629         27,894
Net transfers(1)                                                126,013        (17,713)           375        280,228       (291,386)
Transfers for policy loans                                           --             --             --             --         (3,812)
Contract charges                                                     (1)            (1)          (164)            (1)          (303)
Contract terminations:
    Surrender benefits                                               --         (3,084)          (106)           (96)       (93,099)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  134,221        (17,402)        13,553        301,760       (360,706)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                       9              9        126,387        402,161        934,611
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    142,312   $         24   $    112,740   $    693,574   $    310,130
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               10             10        128,607        418,356      1,092,048
Contract purchase payments                                       28,692          3,675         16,064         22,774         37,817
Net transfers(1)                                                145,967             --            475        440,166       (478,596)
Transfers for policy loans                                           --             --             --             --         (4,546)
Contract charges                                                     (1)            (1)          (201)            (1)          (447)
Contract terminations:
    Surrender benefits                                               --         (3,653)          (137)          (134)      (121,288)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                174,668             31        144,808        881,161        524,988
===================================================================================================================================


See accompanying notes to financial statements.


       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        3SO            3IT           3SP            3AA            3WI
OPERATIONS
Investment income (loss) -- net                            $        210   $     (4,886)  $     (5,004)  $        186   $       (161)
Net realized gain (loss) on sales of investments                   (181)      (114,517)       (30,188)           (60)        12,471
Distributions from capital gains                                  4,627             --             --             85             --
Net change in unrealized appreciation or
  depreciation of investments                                   (46,961)        61,802       (152,303)        (1,912)          (692)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (42,305)       (57,601)      (187,495)        (1,701)        11,618
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       42,580         51,418         68,244         14,318          1,046
Net transfers(1)                                                 92,086        491,742         34,504          3,900         86,708
Transfers for policy loans                                           --         (5,505)        (3,199)            --             --
Contract charges                                                   (156)          (350)          (319)            (5)            (7)
Contract terminations:
    Surrender benefits                                              (82)       (51,547)       (51,246)            --             (9)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  134,428        485,758         47,984         18,213         87,738
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 134,428        654,220        958,142          7,876            455
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    226,551   $  1,082,377   $    818,631   $     24,388   $     99,811
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          135,509        768,839        819,784          8,116            506
Contract purchase payments                                       51,413         65,599         62,318         16,350          1,283
Net transfers(1)                                                127,770        713,258         11,404          4,532        142,645
Transfers for policy loans                                           --         (6,332)        (2,805)            --             --
Contract charges                                                   (213)          (434)          (293)            (6)            (9)
Contract terminations:
    Surrender benefits                                             (130)       (57,050)       (43,710)            --            (10)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                314,349      1,483,880        846,698         28,992        144,415
===================================================================================================================================


See accompanying notes to financial statements.


       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENT OF CHANGES IN NET ASSETS



                                                                                                                        SEGREGATED
                                                                                                                           ASSET
                                                                                                                        SUBACCOUNT
                                                                                                                       ------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                                                    3SG
OPERATIONS
Investment income (loss) -- net                                                                                        $        (56)
Net realized gain (loss) on sales of investments                                                                            (10,135)
Distributions from capital gains                                                                                                 --
Net change in unrealized appreciation or
  depreciation of investments                                                                                                    35
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                                 (10,156)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                                    1,195
Net transfers(1)                                                                                                             10,055
Transfers for policy loans                                                                                                      369
Contract charges                                                                                                                (33)
Contract terminations:
    Surrender benefits                                                                                                           (9)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                               11,577
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                               2,047
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                              $      3,468
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                                        2,169
Contract purchase payments                                                                                                    1,631
Net transfers(1)                                                                                                              1,664
Transfers for policy loans                                                                                                      572
Contract charges                                                                                                                (42)
Contract terminations:
    Surrender benefits                                                                                                          (10)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                              5,984
===================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001                                 BC3             BD3           CR3            CM3            DE3
OPERATIONS
Investment income (loss) -- net                            $        784   $     34,948   $       (727)  $    232,236   $      1,754
Net realized gain (loss) on sale of investments                 (98,973)         9,785       (155,527)          (180)        15,880
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     8,389         (5,986)        77,338             (9)        (3,401)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (89,800)        38,747        (78,916)       232,047         14,233
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       12,629        102,774          7,965     12,532,302         23,747
Net transfers(1)                                                264,035        578,387         46,804     (4,219,613)       193,867
Transfers for policy loans                                           --             --             --         (3,472)            --
Contract charges                                                    (97)           (18)           (67)          (422)           (76)
Contract terminations:
    Surrender benefits                                          (36,893)       (33,915)        (3,000)    (9,369,308)      (163,632)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  239,674        647,228         51,702     (1,060,513)        53,906
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 447,370        435,921        249,515      7,047,238        219,745
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    597,244   $  1,121,896   $    222,301   $  6,218,772   $    287,884
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          453,558        409,536        266,218      6,615,282        218,167
Contract purchase payments                                       15,353         93,465          9,392     11,574,554         24,242
Net transfers(1)                                                303,239        511,400         19,648     (3,894,708)       198,574
Transfers for policy loans                                           --             --             --         (3,192)            --
Contract charges                                                   (113)           (16)           (82)          (385)           (77)
Contract terminations:
    Surrender benefits                                          (43,062)       (29,839)        (3,969)    (8,633,475)      (159,457)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                728,975        984,546        291,207      5,658,076        281,449
===================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.


See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                      EM3           ES3(1)         EI3            FI3            GB3
OPERATIONS
Investment income (loss) -- net                            $    (19,606)  $     (7,461)  $    151,488   $     13,713   $      3,420
Net realized gain (loss) on sale of investments                (310,796)       (47,771)      (222,323)         5,365          6,523
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   257,738         85,247        124,421         (1,551)        (3,993)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (72,664)        30,015         53,586         17,527          5,950
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            9      2,001,788         28,149         47,030          4,415
Net transfers(2)                                                  1,302         30,841        318,431        623,192        243,869
Transfers for policy loans                                           --             --             --         (8,413)            --
Contract charges                                                     --             --            (81)            --             (6)
Contract terminations:
    Surrender benefits                                               --             --         (6,983)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,311      2,032,629        339,516        661,809        248,278
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,745,755             --      1,082,352          1,015          4,209
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,674,402   $  2,062,644   $  1,475,454   $    680,351   $    258,437
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            1,252             --      1,185,569            934          4,092
Contract purchase payments                                           14          1,930         30,373         41,646          4,248
Net transfers(2)                                                  2,003         35,746        340,788        556,291        241,119
Transfers for policy loans                                           --             --             --         (7,343)            --
Contract charges                                                     --             --            (85)            --             (6)
Contract terminations:
    Surrender benefits                                               --             --         (7,408)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,269         37,676      1,549,237        591,528        249,453
===================================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       GR3             IE3            MF3           ND3           SV3(1)
OPERATIONS
Investment income (loss) -- net                            $     (6,112)  $      2,231   $      5,143   $    (11,509)  $     (9,094)
Net realized gain (loss) on sale of investments                (626,041)       273,137        (34,787)    (1,421,391)         9,538
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    96,024         15,747         18,304        616,580        305,354
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (536,129)       291,115        (11,340)      (816,320)       305,798
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       87,097          8,016        164,766        223,803      4,012,515
Net transfers(2)                                               (341,843)      (320,543)       (18,863)      (456,464)       399,076
Transfers for policy loans                                          383             --             --            521             --
Contract charges                                                   (391)           (43)           (36)          (708)            --
Contract terminations:
    Surrender benefits                                          (32,568)       (11,447)        (9,000)      (270,298)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (287,322)      (324,017)       136,867       (503,146)     4,411,591
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,650,456         76,699        152,830      4,220,683             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    827,005   $     43,797   $    278,357   $  2,901,217   $  4,717,389
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,761,529         80,621        144,523      3,919,497             --
Contract purchase payments                                      115,884         11,347        162,392        240,350         12,780
Net transfers(2)                                               (539,778)       (12,152)        (1,215)      (608,454)       398,224
Transfers for policy loans                                          552             --             --            588             --
Contract charges                                                   (553)           (55)           (36)          (777)            --
Contract terminations:
    Surrender benefits                                          (52,214)       (14,573)        (9,678)      (298,876)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,285,420         65,188        295,986      3,252,328        411,004
===================================================================================================================================



(1) For the period Aug. 14, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.


See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     IV3             SC3           ST3(1)          SA3           3AC(1)
OPERATIONS
Investment income (loss) -- net                            $       (131)  $     (2,670)  $      1,698   $     (2,764)  $         (6)
Net realized gain (loss) on sale of investments              (1,765,553)       (30,350)          (305)      (670,328)            --
Distributions from capital gains                                     --             --             --             --            479
Net change in unrealized appreciation or
  depreciation of investments                                   893,596          7,734       (101,857)       336,284            (13)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (872,088)       (25,286)      (100,464)      (336,808)           460
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,851         15,918      1,999,998         48,432            275
Net transfers(2)                                                433,418        223,978             --       (181,643)         5,221
Transfers for policy loans                                           --             64             --            457             --
Contract charges                                                     (8)           (73)            --           (370)            --
Contract terminations:
    Surrender benefits                                       (8,248,026)      (138,514)            --        (10,151)            --
    Death benefits                                               (3,318)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (7,815,083)       101,373      1,999,998       (143,275)         5,496
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               9,292,900        332,052             --        974,493             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    605,729   $    408,139   $  1,899,534   $    494,410   $      5,956
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          285,103        286,198             --        798,425             --
Contract purchase payments                                        3,071         15,253             --         55,944            291
Net transfers(2)                                                513,204        205,147             --       (236,405)         5,804
Transfers for policy loans                                           --             64             --            539             --
Contract charges                                                    (10)           (74)            --           (405)            --
Contract terminations:
    Surrender benefits                                          (26,869)      (128,147)            --        (11,050)            --
    Death benefits                                               (4,292)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                770,207        378,441             --        607,048          6,095
===================================================================================================================================



(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.


See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    3AD(1)          3AB(1)         3AL(1)        3AI(1)         3AV(1)
OPERATIONS
Investment income (loss) -- net                            $         (3)  $        (65)  $        (90)  $         (1)  $       (116)
Net realized gain (loss) on sale of investments                      --              2          3,162             --          4,300
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       240          5,410         (1,307)            51          2,477
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         237          5,347          1,765             50          6,661
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          578              9        129,654          1,185        141,399
Net transfers(2)                                                  2,341        200,000             --             --          2,880
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    2,919        200,009        129,654          1,185        144,279
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      3,156   $    205,356   $    131,419   $      1,235   $    150,940
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          622             10        136,127          1,324        142,560
Net transfers(2)                                                  2,589        209,961             --             --          3,013
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,211        209,971        136,127          1,324        145,573
===================================================================================================================================


(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     3SR           3CG(1)         3FG(1)         3FM(1)         3FO(1)
OPERATIONS
Investment income (loss) -- net                            $        198   $         --   $        (31)  $        (41)  $         (5)
Net realized gain (loss) on sale of investments                    (122)            --             --              1             --
Distributions from capital gains                                    104             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (308)            --          1,212          2,901             99
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (128)            --          1,181          2,861             94
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          830              9          1,186          9,152          6,618
Net transfers(2)                                                    340             --        130,012        125,000             --
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                             (122)            --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,048              9        131,198        134,152          6,618
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   4,718             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      5,638   $          9   $    132,379   $    137,013   $      6,712
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            4,896             --             --             --             --
Contract purchase payments                                          876             10          1,277          9,244          7,097
Net transfers(2)                                                    693             --        131,185        122,429             --
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits                                             (137)            --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  6,328             10        132,462        131,673          7,097
===================================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     3RE            3SI           3MS(1)          3UE            3MC
OPERATIONS
Investment income (loss) -- net                            $      6,928   $       (167)  $         --   $       (127)  $      1,658
Net realized gain (loss) on sale of investments                  20,183         (8,415)            --        (23,375)        (3,466)
Distributions from capital gains                                     --          2,370             --             --         12,617
Net change in unrealized appreciation or
  depreciation of investments                                     2,232          6,700             --        (64,516)          (676)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      29,343            488             --        (88,018)        10,133
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,238         33,993              9         29,985         81,997
Net transfers(2)                                                 68,584        164,697             --        328,864        227,145
Transfers for policy loans                                           --             --             --            (53)        (4,996)
Contract charges                                                    (72)           (20)            --           (200)           (83)
Contract terminations:
    Surrender benefits                                           (1,253)        (6,564)            --        (24,224)       (56,438)
    Death benefits                                               (6,040)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   69,457        192,106              9        334,372        247,625
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 185,186         11,083             --        571,823         18,044
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    283,986   $    203,677   $          9   $    818,177   $    275,802
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          147,540          9,257             --        577,230         14,593
Contract purchase payments                                        6,495         25,689             10         32,330         65,228
Net transfers(2)                                                 62,644        120,960             --        362,668        167,062
Transfers for policy loans                                           --             --             --            (60)        (3,853)
Contract charges                                                    (55)           (15)            --           (224)           (65)
Contract terminations:
    Surrender benefits                                           (1,036)        (5,572)            --        (28,605)       (42,848)
    Death benefits                                               (4,652)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                210,936        150,319             10        943,339        200,117
===================================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    3ID(1)         3FS(1)         3TC(1)         3TL(1)          3GT
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         --   $         --   $         --   $        211
Net realized gain (loss) on sale of investments                      --             --             --             --       (161,454)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       164              1              1              1         55,614
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         163              1              1              1       (105,629)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,095              9              9              9         20,612
Net transfers(2)                                                     --             --             --             --         40,583
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --           (227)
Contract terminations:
    Surrender benefits                                               --             --             --             --        (81,420)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,095              9              9              9        (20,452)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --        212,203
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,258   $         10   $         10   $         10   $     86,122
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --        309,990
Contract purchase payments                                        1,309             10             11             11         40,841
Net transfers(2)                                                     --             --             --             --         40,845
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --             --             --           (508)
Contract terminations:
    Surrender benefits                                               --             --             --             --       (189,281)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,309             10             11             11        201,887
===================================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     3IG            3IP            3MG            3MD           3UT(1)
OPERATIONS
Investment income (loss) -- net                            $       (111)  $       (713)  $     (2,289)  $     (2,118)  $        (81)
Net realized gain (loss) on sale of investments                 (47,101)       (11,802)      (107,641)       (34,274)        (2,782)
Distributions from capital gains                                     --            953          3,682         11,262             --
Net change in unrealized appreciation or
  depreciation of investments                                    (6,034)        (9,460)       (25,399)        12,810          1,545
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (53,246)       (21,022)      (131,647)       (12,320)        (1,318)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       61,719          5,085        141,372         49,174        124,725
Net transfers(2)                                                (46,691)       148,913        125,534        127,146             --
Transfers for policy loans                                           --             64            (16)            --             --
Contract charges                                                    (93)           (74)           (72)           (98)            --
Contract terminations:
    Surrender benefits                                          (37,148)        (3,464)          (123)        (6,910)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (22,213)       150,524        266,695        169,312        124,725
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 445,064         54,861        482,619        337,620             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    369,605   $    184,363   $    617,667   $    494,612   $    123,407
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          555,627         56,924        532,539        352,144             --
Contract purchase payments                                       74,737          6,709        208,754         56,265        138,296
Net transfers(2)                                                 35,872        193,586        172,490        147,288             --
Transfers for policy loans                                           --             89            (23)            --             --
Contract charges                                                   (150)           (92)          (104)          (115)            --
Contract terminations:
    Surrender benefits                                          (60,189)        (3,823)          (218)        (8,043)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                605,897        253,393        913,438        547,539        138,296
===================================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    3PE(1)         3EU(1)         3HS(1)         3PI(1)          3VS
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $        (84)  $       (127)  $     (6,355)
Net realized gain (loss) on sale of investments                      --             --          3,560              1       (438,325)
Distributions from capital gains                                     --             --             --             --        163,984
Net change in unrealized appreciation or
  depreciation of investments                                        --             --         (2,371)         2,278       (303,292)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --             --          1,105          2,152       (583,988)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            9              9        125,282              9         99,376
Net transfers(2)                                                     --             --             --        400,000       (271,807)
Transfers for policy loans                                           --             --             --             --            383
Contract charges                                                     --             --             --             --           (338)
Contract terminations:
    Surrender benefits                                               --             --             --             --        (30,701)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        9              9        125,282        400,009       (203,087)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --      1,721,686
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $          9   $          9   $    126,387   $    402,161   $    934,611
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --      1,330,395
Contract purchase payments                                           10             10        128,607             10        100,690
Net transfers(2)                                                     --             --             --        418,346       (306,017)
Transfers for policy loans                                           --             --             --             --            424
Contract charges                                                     --             --             --             --           (380)
Contract terminations:
    Surrender benefits                                               --             --             --             --        (33,064)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     10             10        128,607        418,356      1,092,048
===================================================================================================================================

(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
   (to) IDS Life's fixed account.

See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                    3SO(1)          3IT            3SP           3AA(2)         3WI(2)
OPERATIONS
Investment income (loss) -- net                            $        415   $     (3,283)  $     (4,873)  $         58   $        (41)
Net realized gain (loss) on sale of investments                   8,142       (272,864)        36,829           (339)          (297)
Distributions from capital gains                                 20,545        177,936             --            210             --
Net change in unrealized appreciation or
  depreciation of investments                                   (21,828)       (26,983)        83,242           (398)            (6)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       7,274       (125,194)       115,198           (469)          (344)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      127,154        120,217         56,138            409            269
Net transfers(3)                                                     --         23,742       (230,847)         7,936            535
Transfers for policy loans                                           --           (799)            --             --             --
Contract charges                                                     --           (382)          (202)            --             (5)
Contract terminations:
    Surrender benefits                                               --        (13,798)       (23,788)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  127,154        128,980       (198,699)         8,345            799
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        650,434      1,041,643             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    134,428   $    654,220   $    958,142   $      7,876   $        455
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        599,215        990,217             --             --
Contract purchase payments                                      135,509        132,754         50,060            425            270
Net transfers(3)                                                     --         52,731       (198,497)         7,691            242
Transfers for policy loans                                           --         (1,130)            --             --             --
Contract charges                                                     --           (415)          (186)            --             (6)
Contract terminations:
    Surrender benefits                                               --        (14,316)       (21,810)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                135,509        768,839        819,784          8,116            506
===================================================================================================================================


(1) For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

(2) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

STATEMENT OF CHANGES IN NET ASSETS



                                                                                                                        SEGREGATED
                                                                                                                          ASSET
                                                                                                                        SUBACCOUNT
                                                                                                                       ------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                                                                3SG(1)
OPERATIONS
Investment income (loss) -- net                                                                                        $         (7)
Net realized gain (loss) on sale of investments                                                                                 (89)
Distributions from capital gains                                                                                                 --
Net change in unrealized appreciation or
  depreciation of investments                                                                                                   (19)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                                    (115)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                                       79
Net transfers(2)                                                                                                              2,025
Transfers for policy loans                                                                                                       64
Contract charges                                                                                                                 (6)
Contract terminations:
    Surrender benefits                                                                                                           --
    Death benefits                                                                                                               --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                                2,162
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                                  --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                              $      2,047
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                                           --
Contract purchase payments                                                                                                       87
Net transfers(2)                                                                                                              2,016
Transfers for policy loans                                                                                                       75
Contract charges                                                                                                                 (9)
Contract terminations:
    Surrender benefits                                                                                                           --
    Death benefits                                                                                                               --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                              2,169
===================================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.


See accompanying notes to financial statements.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of IDS Life Insurance Company (IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT          INVESTS EXCLUSIVELY IN SHARES OF                                             SHARES
---------------------------------------------------------------------------------------------------------
BC3                 AXP(R) Variable Portfolio - Blue Chip Advantage Fund                           31,489
BD3                 AXP(R) Variable Portfolio - Bond Fund(1)                                       85,745
CR3                 AXP(R) Variable Portfolio - Capital Resource Fund                               7,710
CM3                 AXP(R) Variable Portfolio - Cash Management Fund                            3,242,428
DE3                 AXP(R) Variable Portfolio - Diversified Equity Income Fund                    129,555
EM3                 AXP(R) Variable Portfolio - Emerging Markets Fund                             520,679
ES3                 AXP(R) Variable Portfolio - Equity Select Fund                                230,734
EI3                 AXP(R) Variable Portfolio - Extra Income Fund(2)                              495,438
FI3                 AXP(R) Variable Portfolio - Federal Income Fund(3)                            145,639
GB3                 AXP(R) Variable Portfolio - Global Bond Fund                                   28,372
GR3                 AXP(R) Variable Portfolio - Growth Fund                                       104,652
IE3                 AXP(R) Variable Portfolio - International Fund                                 40,886
MF3                 AXP(R) Variable Portfolio - Managed Fund                                        8,170
ND3                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                            138,996
SV3                 AXP(R) Variable Portfolio - Partners Small Cap Value Fund                     461,676
IV3                 AXP(R) Variable Portfolio - S&P 500 Index Fund                                 90,522
SC3                 AXP(R) Variable Portfolio - Small Cap Advantage Fund                           40,242
ST3                 AXP(R) Variable Portfolio - Stock Fund                                        200,312
SA3                 AXP(R) Variable Portfolio - Strategy Aggressive Fund                           37,453
3AC                 AIM V.I. Capital Appreciation Fund, Series II Shares                              166
3AD                 AIM V.I. Capital Development Fund, Series II Shares                            14,762
3AB                 AllianceBernstein VP International Value Portfolio (Class B)                   59,747
3AL                 AllianceBernstein VP Growth and Income Portfolio (Class B)                     14,018
3AI                 American Century(R) VP International, Class II                                 35,975
3AV                 American Century(R) VP Value, Class II                                         71,079
3SR                 Calvert Variable Series, Inc. Social Balanced Portfolio                         4,157
3CG                 Evergreen VA Capital Growth Fund - Class 2                                      3,000
3FG                 Fidelity(R) VIP Growth & Income Portfolio Service Class 2                      17,960
3FM                 Fidelity(R) VIP Mid Cap Portfolio Service Class 2                              17,424
3FO                 Fidelity(R) VIP Overseas Portfolio Service Class 2                             22,259
3RE                 FTVIPT Franklin Real Estate Fund - Class 2                                     15,640
3SI                 FTVIPT Franklin Small Cap Value Securities Fund - Class 2                      35,843
3MS                 FTVIPT Mutual Shares Securities Fund - Class 2                                  9,195
3UE                 Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                    55,105
3MC                 Goldman Sachs VIT Mid Cap Value Fund                                           55,386
3ID                 INVESCO VIF - Dynamics Fund                                                    11,371
3FS                 INVESCO VIF - Financial Services Fund                                             272
3TC                 INVESCO VIF - Technology Fund                                                     152
3TL                 INVESCO VIF - Telecommunications Fund                                             485
3GT                 Janus Aspen Series Global Technology Portfolio: Service Shares                 35,636
3IG                 Janus Aspen Series International Growth Portfolio: Service Shares              22,931
3IP                 Lazard Retirement International Equity Portfolio                               50,650
3MG                 MFS(R) Investors Growth Stock Series - Service Class                           54,698
3MD                 MFS(R) New Discovery Series - Service Class                                    28,632
3UT                 MFS(R) Utilities Series - Service Class                                         7,948
3PE                 Pioneer Equity Income VCT Portfolio - Class II Shares                           9,375
3EU                 Pioneer Europe VCT Portfolio - Class II Shares                                      4
3HS                 Putnam VT Health Sciences Fund - Class IB Shares                               12,097
3PI                 Putnam VT International Equity Fund - Class IB Shares                          68,671
                      (previously Putnam VT International Growth Fund - Class IB Shares)
3VS                 Putnam VT Vista Fund - Class IB Shares                                         39,407
3SO                 Strong Opportunity Fund II - Advisor Class                                     16,417
3IT                 Wanger International Small Cap                                                 81,566


       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

SUBACCOUNT          INVESTS EXCLUSIVELY IN SHARES OF                                             SHARES
---------------------------------------------------------------------------------------------------------
3SP                 Wanger U.S. Smaller Companies                                                  44,226
3AA                 Wells Fargo VT Asset Allocation Fund                                            2,343
3WI                 Wells Fargo VT International Equity Fund                                       17,298
3SG                 Wells Fargo VT Small Cap Growth Fund                                              715


(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.

(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.

(3) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life and may result in additional amounts being transferred into the variable annuity account by IDS Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES


IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.55% of the average daily net assets of each subaccount.

4. CONTRACT CHARGES

IDS Life deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional maximum anniversary value death benefit rider, enhanced earnings death benefit rider and enhanced earnings plus death benefit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

5. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                                       PERCENTAGE RANGE
-----------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                       0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                                      0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                          0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                           0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                 0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                          1.170% to 1.095%
AXP(R) Variable Portfolio - Equity Select Fund                                             0.650% to 0.560%
AXP(R) Variable Portfolio - Extra Income Fund                                              0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                            0.610% to 0.535%
AXP(R) Variable Portfolio - Global Bond Fund                                               0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                    0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                             0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                                   0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                         0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                  1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                             0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                       0.790% to 0.650%
AXP(R) Variable Portfolio - Stock Fund                                                     0.560% to 0.470%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                       0.650% to 0.575%
-----------------------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.


                                                                           MAXIMUM                   MAXIMUM
                                                                         ADJUSTMENT                ADJUSTMENT
FUND                                                               (PRIOR TO DEC. 1, 2002)    (AFTER DEC. 1, 2002)
------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                        0.08%                     0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                            N/A                      0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                  0.08%                     0.12%
AXP(R) Variable Portfolio - Emerging Markets Fund                           0.12%                     0.12%
AXP(R) Variable Portfolio - Equity Select Fund                              0.12%                     0.12%
AXP(R) Variable Portfolio - Growth Fund                                     0.12%                     0.12%
AXP(R) Variable Portfolio - International Fund                               N/A                      0.12%
AXP(R) Variable Portfolio - Managed Fund                                     N/A                      0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                           N/A                      0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                   0.12%                     0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                        0.12%                     0.12%
AXP(R) Variable Portfolio - Stock Fund                                      0.08%                     0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                         N/A                      0.12%
------------------------------------------------------------------------------------------------------------------



IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.


       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                                       PERCENTAGE RANGE
-----------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                       0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                                      0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                                          0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                           0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                 0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                                          0.100% to 0.050%
AXP(R) Variable Portfolio - Equity Select Fund                                             0.060% to 0.030%
AXP(R) Variable Portfolio - Extra Income Fund                                              0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                            0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                                               0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                                    0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                                             0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                                   0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                         0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                  0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                             0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                       0.060% to 0.035%
AXP(R) Variable Portfolio - Stock Fund                                                     0.040% to 0.020%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                       0.060% to 0.035%
-----------------------------------------------------------------------------------------------------------


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:


SUBACCOUNT          INVESTMENT                                                                PURCHASES
---------------------------------------------------------------------------------------------------------
BC3                 AXP(R) Variable Portfolio - Blue Chip Advantage Fund                    $      89,985
BD3                 AXP(R) Variable Portfolio - Bond Fund                                       7,199,863
CR3                 AXP(R) Variable Portfolio - Capital Resource Fund                           3,398,293
CM3                 AXP(R) Variable Portfolio - Cash Management Fund                          198,962,427
DE3                 AXP(R) Variable Portfolio - Diversified Equity Income Fund                 15,484,879
EM3                 AXP(R) Variable Portfolio - Emerging Markets Fund                             696,615
ES3                 AXP(R) Variable Portfolio - Equity Select Fund                                879,049
EI3                 AXP(R) Variable Portfolio - Extra Income Fund                              34,261,705
FI3                 AXP(R) Variable Portfolio - Federal Income Fund                             1,860,431
GB3                 AXP(R) Variable Portfolio - Global Bond Fund                                2,840,667
GR3                 AXP(R) Variable Portfolio - Growth Fund                                       907,952
IE3                 AXP(R) Variable Portfolio - International Fund                             86,358,205
MF3                 AXP(R) Variable Portfolio - Managed Fund                                      242,570
ND3                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                          4,991,795
SV3                 AXP(R) Variable Portfolio - Partners Small Cap Value Fund                     244,298
IV3                 AXP(R) Variable Portfolio - S&P 500 Index Fund                                480,530
SC3                 AXP(R) Variable Portfolio - Small Cap Advantage Fund                          476,235
ST3                 AXP(R) Variable Portfolio - Stock Fund                                          9,491
SA3                 AXP(R) Variable Portfolio - Strategy Aggressive Fund                       12,022,872
3AC                 AIM V.I. Capital Appreciation Fund, Series II Shares                           10,830
3AD                 AIM V.I. Capital Development Fund, Series II Shares                           153,518
3AB                 AllianceBernstein VP International Value Portfolio (Class B)                2,679,208
3AL                 AllianceBernstein VP Growth and Income Portfolio (Class B)                    258,764
3AI                 American Century(R) VP International, Class II                              6,833,710
3AV                 American Century(R) VP Value, Class II                                        338,649
3SR                 Calvert Variable Series, Inc. Social Balanced Portfolio                         2,224
3CG                 Evergreen VA Capital Growth Fund - Class 2                                     33,548
3FG                 Fidelity(R) VIP Growth & Income Portfolio Service Class 2                      91,771
3FM                 Fidelity(R) VIP Mid Cap Portfolio Service Class 2                             186,581
3FO                 Fidelity(R) VIP Overseas Portfolio Service Class 2                          6,199,944
3RE                 FTVIPT Franklin Real Estate Fund - Class 2                                    201,003
3SI                 FTVIPT Franklin Small Cap Value Securities Fund - Class 2                     273,932
3MS                 FTVIPT Mutual Shares Securities Fund - Class 2                                121,227
3UE                 Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                 1,426,906
---------------------------------------------------------------------------------------------------------


       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

SUBACCOUNT          INVESTMENT                                                                PURCHASES
---------------------------------------------------------------------------------------------------------
3MC                 Goldman Sachs VIT Mid Cap Value Fund                                    $     505,615
3ID                 INVESCO VIF - Dynamics Fund                                                    98,103
3FS                 INVESCO VIF - Financial Services Fund                                           3,337
3TC                 INVESCO VIF - Technology Fund                                               1,166,594
3TL                 INVESCO VIF - Telecommunications Fund                                           1,229
3GT                 Janus Aspen Series Global Technology Portfolio: Service Shares                 72,177
3IG                 Janus Aspen Series International Growth Portfolio: Service Shares          12,929,131
3IP                 Lazard Retirement International Equity Portfolio                            8,849,255
3MG                 MFS(R) Investors Growth Stock Series - Service Class                          213,542
3MD                 MFS(R) New Discovery Series - Service Class                                   258,351
3UT                 MFS(R) Utilities Series - Service Class                                         3,415
3PE                 Pioneer Equity Income VCT Portfolio - Class II Shares                       1,326,539
3EU                 Pioneer Europe VCT Portfolio - Class II Shares                              1,377,982
3HS                 Putnam VT Health Sciences Fund - Class IB Shares                               13,471
3PI                 Putnam VT International Equity Fund - Class IB Shares                       8,826,393
                      (previously Putnam VT International Growth Fund - Class IB Shares)
3VS                 Putnam VT Vista Fund - Class IB Shares                                         60,986
3SO                 Strong Opportunity Fund II - Advisor Class                                    139,835
3IT                 Wanger International Small Cap                                             12,666,000
3SP                 Wanger U.S. Smaller Companies                                                 992,553
3AA                 Wells Fargo VT Asset Allocation Fund                                           18,933
3WI                 Wells Fargo VT International Equity Fund                                    3,233,042
3SG                 Wells Fargo VT Small Cap Growth Fund                                          142,467


8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                         BC3           BD3          CR3         CM3          DE3
                                       ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       $   0.99     $   1.06     $   0.94     $   1.07     $   1.01
At Dec. 31, 2001                       $   0.82     $   1.14     $   0.76     $   1.10     $   1.02
At Dec. 31, 2002                       $   0.63     $   1.20     $   0.59     $   1.11     $   0.82
---------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            729          985          291        5,658          281
At Dec. 31, 2002                            314          762          202        3,911        1,262
---------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                       $    597     $  1,122     $    222     $  6,219     $    288
At Dec. 31, 2002                       $    198     $    911     $    120     $  4,325     $  1,040
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           0.70%        6.32%        0.27%        3.60%        0.98%
For the year ended Dec. 31, 2002           0.73%        5.17%        0.42%        1.15%        2.07%
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           0.55%        0.55%        0.55%        0.55%        0.55%
For the year ended Dec. 31, 2002           0.55%        0.55%        0.55%        0.55%        0.55%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         (17.17%)       7.55%      (19.15%)       2.80%        0.99%
For the year ended Dec. 31, 2002         (23.17%)       5.26%      (22.37%)       0.91%      (19.61%)
---------------------------------------------------------------------------------------------------

                                          EM3        ES3(4)         EI3          FI3         GB3
                                       ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       $   0.75           --     $   0.91     $   1.09     $   1.03
At Dec. 31, 2001                       $   0.73     $   1.01     $   0.95     $   1.15     $   1.04
At Dec. 31, 2002                       $   0.69     $   0.87     $   0.89     $   1.21     $   1.18
---------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                              3           38        1,549          592          249
At Dec. 31, 2002                            277          328        1,480        1,275          251
---------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                       $  3,674     $  2,063     $  1,475     $    680     $    258
At Dec. 31, 2002                       $  3,645     $  2,021     $  1,311     $  1,543     $    298
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           0.02%          --        10.89%        4.22%        4.82%
For the year ended Dec. 31, 2002             --           --         7.43%        2.92%        4.95%
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           0.55%        0.55%        0.55%        0.55%        0.55%
For the year ended Dec. 31, 2002           0.55%        0.55%        0.55%        0.55%        0.55%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (2.67%)       1.00%        4.40%        5.50%        0.97%
For the year ended Dec. 31, 2002          (5.48%)     (13.86%)      (6.32%)       5.22%       13.46%
---------------------------------------------------------------------------------------------------

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

                                         GR3          IE3          MF3          ND3         SV3(5)
                                       ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       $   0.94     $   0.95     $   1.06     $   1.08           --
At Dec. 31, 2001                       $   0.64     $   0.67     $   0.94     $   0.89     $   1.07
At Dec. 31, 2002                       $   0.47     $   0.55     $   0.81     $   0.69     $   0.93
---------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          1,285           65          296        3,252          411
At Dec. 31, 2002                          1,064          488          120        3,029          627
---------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                       $    827     $     44     $    278     $  2,901     $  4,717
At Dec. 31, 2002                       $    503     $    267     $     98     $  2,099     $  4,324
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             --         1.60%        2.50%        0.21%          --
For the year ended Dec. 31, 2002           0.06%        0.75%        2.54%        0.51%        0.11%
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           0.55%        0.55%        0.55%        0.55%        0.55%
For the year ended Dec. 31, 2002           0.55%        0.55%        0.55%        0.55%        0.55%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         (31.91%)     (29.47%)     (11.32%)     (17.59%)       7.00%
For the year ended Dec. 31, 2002         (26.56%)     (17.91%)     (13.83%)     (22.47%)     (13.08%)
---------------------------------------------------------------------------------------------------

                                          IV3         SC3         ST3(6)         SA3        3AC(6)
                                       ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       $   0.90     $   1.16           --     $   1.22           --
At Dec. 31, 2001                       $   0.79     $   1.08     $   0.95     $   0.81     $   0.98
At Dec. 31, 2002                       $   0.61     $   0.89     $   0.75     $   0.55     $   0.73
---------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            770          378           --          607            6
At Dec. 31, 2002                            973          393           --          386            4
---------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                       $    606     $    408     $  1,900     $    494     $      6
At Dec. 31, 2002                       $    591     $    349     $  1,494     $    213     $      3
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           0.55%          --         0.13%        0.19%          --
For the year ended Dec. 31, 2002           0.96%          --         0.56%          --           --
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           0.55%        0.55%        0.55%        0.55%        0.55%
For the year ended Dec. 31, 2002           0.55%        0.55%        0.55%        0.55%        0.55%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         (12.22%)      (6.90%)      (5.00%)     (33.61%)      (2.00%)
For the year ended Dec. 31, 2002         (22.78%)     (17.59%)     (21.05%)     (32.10%)     (25.51%)
---------------------------------------------------------------------------------------------------

                                        3AD(6)       3AB(6)       3AL(6)       3AI(6)       3AV(6)
                                       ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                             --           --           --           --           --
At Dec. 31, 2001                       $   0.98     $   0.98     $   0.97     $   0.93     $   1.04
At Dec. 31, 2002                       $   0.77     $   0.92     $   0.75     $   0.74     $   0.90
---------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                              3          210          136            1          146
At Dec. 31, 2002                            180          606          310          254          483
---------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                       $      3     $    205     $    131     $      1     $    151
At Dec. 31, 2002                       $    138     $    557     $    231     $    187     $    434
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             --           --           --           --           --
For the year ended Dec. 31, 2002             --         0.09%        0.49%        1.07%        0.45%
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           0.55%        0.55%        0.55%        0.55%        0.55%
For the year ended Dec. 31, 2002           0.55%        0.55%        0.55%        0.55%        0.55%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (2.00%)      (2.00%)      (3.00%)      (7.00%)       4.00%
For the year ended Dec. 31, 2002         (21.43%)      (6.12%)     (22.68%)     (20.43%)     (13.46%)
---------------------------------------------------------------------------------------------------

                                         3SR         3CG(6)       3FG(6)       3FM(6)       3FO(6)
                                       ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       $   0.96           --           --           --           --
At Dec. 31, 2001                       $   0.89     $   0.95     $   1.00     $   1.04     $   0.95
At Dec. 31, 2002                       $   0.78     $   0.73     $   0.83     $   0.93     $   0.75
---------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                              6           --          132          132            7
At Dec. 31, 2002                              8           44          233          325          324
---------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                       $      6           --     $    132     $    137     $      7
At Dec. 31, 2002                       $      6     $     32     $    193     $    303     $    243
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           7.75%          --           --           --           --
For the year ended Dec. 31, 2002           3.04%          --         1.13%        0.66%        0.04%
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           0.55%        0.55%        0.55%        0.55%        0.55%
For the year ended Dec. 31, 2002           0.55%        0.55%        0.55%        0.55%        0.55%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (7.29%)      (5.00%)       0.00%        4.00%       (5.00%)
For the year ended Dec. 31, 2002         (12.36%)     (23.16%)     (17.00%)     (10.58%)     (21.05%)
---------------------------------------------------------------------------------------------------

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

                                         3RE          3SI         3MS(6)        3UE          3MC
                                       ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       $   1.26     $   1.20           --     $   0.99     $   1.24
At Dec. 31, 2001                       $   1.35     $   1.35     $   0.97     $   0.87     $   1.38
At Dec. 31, 2002                       $   1.37     $   1.22     $   0.85     $   0.67     $   1.31
---------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            211          150           --          943          200
At Dec. 31, 2002                            205          282          130          694          450
---------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                       $    284     $    204           --     $    818     $    276
At Dec. 31, 2002                       $    280     $    344     $    111     $    468     $    588
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           3.55%        0.39%          --         0.53%        1.73%
For the year ended Dec. 31, 2002           2.77%        0.32%        0.01%        0.43%        1.40%
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           0.55%        0.55%        0.55%        0.55%        0.55%
For the year ended Dec. 31, 2002           0.55%        0.55%        0.55%        0.55%        0.55%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           7.14%       12.50%       (3.00%)     (12.12%)      11.29%
For the year ended Dec. 31, 2002           1.48%       (9.63%)     (12.37%)     (22.99%)      (5.07%)
---------------------------------------------------------------------------------------------------

                                        3ID(6)       3FS(6)       3TC(6)       3TL(6)        3GT
                                       ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                             --           --           --           --     $   0.68
At Dec. 31, 2001                       $   0.96     $   0.97     $   0.91     $   0.84     $   0.43
At Dec. 31, 2002                       $   0.65     $   0.82     $   0.48     $   0.41     $   0.25
---------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                              1           --           --           --          202
At Dec. 31, 2002                            149            3            3            3          343
---------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                       $      1           --           --           --     $     86
At Dec. 31, 2002                       $     97     $      3     $      1     $      1     $     86
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             --           --           --           --         0.65%
For the year ended Dec. 31, 2002             --         0.88%          --           --           --
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           0.55%        0.55%        0.55%        0.55%        0.55%
For the year ended Dec. 31, 2002           0.55%        0.55%        0.55%        0.55%        0.55%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (4.00%)      (3.00%)      (9.00%)     (16.00%)     (36.76%)
For the year ended Dec. 31, 2002         (32.29%)     (15.46%)     (47.25%)     (51.19%)     (41.86%)
---------------------------------------------------------------------------------------------------

                                         3IG          3IP          3MG           3MD        3UT(6)
                                       ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       $   0.80     $   0.96     $   0.91     $   0.96           --
At Dec. 31, 2001                       $   0.61     $   0.73     $   0.68     $   0.90     $   0.89
At Dec. 31, 2002                       $   0.45     $   0.65     $   0.49     $   0.61     $   0.68
---------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            606          253          913          548          138
At Dec. 31, 2002                            875          636          785          485          139
---------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                       $    370     $    184     $    618     $    495     $    123
At Dec. 31, 2002                       $    394     $    411     $    382     $    297     $     95
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           0.52%        0.01%        0.06%          --           --
For the year ended Dec. 31, 2002           0.37%        0.54%          --           --         2.50%
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           0.55%        0.55%        0.55%        0.55%        0.55%
For the year ended Dec. 31, 2002           0.55%        0.55%        0.55%        0.55%        0.55%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         (23.75%)     (23.96%)     (25.27%)      (6.25%)     (11.00%)
For the year ended Dec. 31, 2002         (26.23%)     (10.96%)     (27.94%)     (32.22%)     (23.60%)
---------------------------------------------------------------------------------------------------

                                        3PE(6)       3EU(6)       3HS(6)       3PI(6)        3VS
                                       ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                             --           --           --           --     $   1.29
At Dec. 31, 2001                       $   0.98     $   0.98     $   0.98     $   0.96     $   0.86
At Dec. 31, 2002                       $   0.81     $   0.79     $   0.78     $   0.79     $   0.59
---------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                             --           --          129          418       1 ,092
At Dec. 31, 2002                            175           --          145          881          525
---------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                             --           --     $    126     $    402     $    935
At Dec. 31, 2002                       $    142           --     $    113     $    694     $    310
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             --           --           --           --           --
For the year ended Dec. 31, 2002           2.93%          --           --         0.59%          --
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           0.55%        0.55%        0.55%        0.55%        0.55%
For the year ended Dec. 31, 2002           0.55%        0.55%        0.55%        0.55%        0.55%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (2.00%)      (2.00%)      (2.00%)      (4.00%)     (33.33%)
For the year ended Dec. 31, 2002         (17.35%)     (19.39%)     (20.41%)     (17.71%)     (31.40%)
---------------------------------------------------------------------------------------------------

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

                                        3SO(6)        3IT          3SP         3AA(4)       3WI(4)       3SG(4)
                                       -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                             --     $   1.09     $   1.05           --           --           --
At Dec. 31, 2001                       $   0.99     $   0.85     $   1.17     $   0.97     $   0.90     $   0.94
At Dec. 31, 2002                       $   0.72     $   0.73     $   0.96     $   0.84     $   0.69     $   0.58
----------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            136          769          820            8            1            2
At Dec. 31, 2002                            314        1,484          847           29          144            6
----------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                       $    134     $    654     $    958     $      8           --     $      2
At Dec. 31, 2002                       $    227     $  1,082     $    819     $     24     $    100     $      3
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           0.47%          --         0.07%        0.71%          --           --
For the year ended Dec. 31, 2002           0.69%          --           --         2.15%        0.02%          --
----------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           0.55%        0.55%        0.55%        0.55%        0.55%        0.55%
For the year ended Dec. 31, 2002           0.55%        0.55%        0.55%        0.55%        0.55%        0.55%
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (1.00%)     (22.02%)      11.43%       (3.00%)     (10.00%)      (6.00%)
For the year ended Dec. 31, 2002         (27.27%)     (14.12%)     (17.95%)     (13.40%)     (23.33%)     (38.30%)
----------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) Operations commenced on May 1, 2001.

(5) Operations commenced on Aug. 14, 2001.

(6) Operations commenced on Aug. 13, 2001.

       IDS LIFE VARIABLE ACCOUNT 10 -- AMERICAN EXPRESS RETIREMENT ADVISOR
                     ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                    2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $23,209,226; 2001, $20,022,072)      $24,052,104   $20,157,137
      Common stocks, at fair value (cost: 2002, $19; 2001, $805)                                           21         1,704
   Mortgage loans on real estate                                                                    3,417,651     3,680,394
   Policy loans                                                                                       597,144       619,571
   Other investments                                                                                  752,558       621,897
                                                                                                      -------       -------
      Total investments                                                                            28,819,478    25,080,703
Cash and cash equivalents                                                                           4,424,061     1,150,251
Amounts recoverable from reinsurers                                                                   633,510       529,166
Amounts due from brokers                                                                                  501        90,794
Other accounts receivable                                                                              56,245        46,349
Accrued investment income                                                                             296,595       278,199
Deferred policy acquisition costs                                                                   3,309,783     3,107,187
Deferred income taxes, net                                                                                 --       156,308
Other assets                                                                                          117,788       123,246
Separate account assets                                                                            21,980,674    27,333,697
                                                                                                   ----------    ----------
Total assets                                                                                      $59,638,635   $57,895,900
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $23,411,314   $19,592,273
      Universal life-type insurance                                                                 3,515,010     3,433,904
      Traditional life insurance                                                                      247,441       241,165
      Disability income and long-term care insurance                                                1,466,171     1,227,172
   Policy claims and other policyholders' funds                                                        85,400        71,879
   Amounts due to brokers                                                                           3,342,989     1,740,031
   Deferred income taxes, net                                                                         182,059            --
   Other liabilities                                                                                  463,326       437,017
   Separate account liabilities                                                                    21,980,674    27,333,697
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,694,384    54,077,138
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                       1,088,327       688,327
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                 497,319        83,443
      Net unrealized derivative gains (losses)                                                            764         1,332
                                                                                                          ---         -----
         Total accumulated other comprehensive income                                                 498,083        84,775
   Retained earnings                                                                                3,354,841     3,042,660
                                                                                                    ---------     ---------
         Total stockholder's equity                                                                 4,944,251     3,818,762
                                                                                                    ---------     ---------
Total liabilities and stockholder's equity                                                        $59,638,635   $57,895,900
                                                                                                  ===========   ===========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                               2002         2001          2000
Revenues
Premiums:
   Traditional life insurance                                                      $   67,978   $   59,415   $   56,187
   Disability income and long-term care insurance                                     273,737      255,428      231,311
                                                                                      -------      -------      -------
      Total premiums                                                                  341,715      314,843      287,498
Net investment income                                                               1,561,856    1,485,688    1,730,605
Policyholder and contractholder charges                                               522,777      489,583      438,127
Management and other fees                                                             404,787      473,406      598,168
Net realized loss on investments                                                       (4,507)    (649,752)     (16,975)
                                                                                       ------     --------      -------
      Total revenues                                                                2,826,628    2,113,768    3,037,423
                                                                                    ---------    ---------    ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                          36,881       35,519       29,042
   Universal life-type insurance and investment contracts                             221,544      175,247      131,467
   Disability income and long-term care insurance                                      52,962       44,725       40,246
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                           2,768        7,231        5,765
   Disability income and long-term care insurance                                     134,605      123,227      113,239
Interest credited on universal life-type insurance and investment contracts         1,157,636    1,137,636    1,169,641
Amortization of deferred policy acquisition costs                                     312,402      371,342      362,106
Other insurance and operating expenses                                                437,823      407,798      378,653
                                                                                      -------      -------      -------
      Total benefits and expenses                                                   2,356,621    2,302,725    2,230,159
                                                                                    ---------    ---------    ---------
Income (loss) before income tax expense (benefit) and
   cumulative effect of accounting change                                             470,007     (188,957)     807,264
Income tax expense (benefit)                                                           87,826     (145,222)     221,627
                                                                                       ------     --------      -------
Income (loss) before cumulative effect of accounting change                           382,181      (43,735)     585,637
Cumulative effect of accounting change (net of income tax benefit of $11,532)              --      (21,416)          --
                                                                                   ----------   ----------   ----------
Net income (loss)                                                                  $  382,181   $  (65,151)  $  585,637
                                                                                   ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                  Capital     paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)         stock      capital     net of tax     earnings      equity
Balance, January 1, 2000                                         $3,000   $   288,327    $(411,230)   $2,932,174    $2,812,271
Comprehensive income:
   Net income                                                        --            --           --       585,637       585,637
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($5,154)
     and income tax expense of ($46,921)                             --            --       87,138            --        87,138
   Reclassification adjustment for gains included in
     net income, net of income tax expense of $5,192                 --            --       (9,642)           --        (9,642)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --       77,496            --        77,496
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       663,133
Cash dividends                                                       --            --           --      (410,000)     (410,000)
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2000                                        3,000       288,327     (333,734)    3,107,811     3,065,404
Comprehensive income:
   Net loss                                                          --            --           --       (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133, net of
     income tax benefit of $626                                      --            --       (1,162)           --        (1,162)
   Net unrealized holding losses on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($20,191)
     and income tax benefit of $6,064                                --            --      (11,262)           --       (11,262)
   Reclassification adjustment for losses on
     available-for-sale securities included in net loss,
     net of income tax benefit of $228,003                           --            --      423,434            --       423,434
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,038       --            --        7,499            --         7,499
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      418,509            --       418,509
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       353,358
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2001                                        3,000       688,327       84,775     3,042,660     3,818,762
Comprehensive income:
   Net income                                                        --            --           --       382,181       382,181
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($75,351)
     and income tax expense of ($228,502)                            --            --      424,360            --       424,360
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $5,645                                               --            --      (10,484)           --       (10,484)
   Reclassification adjustment for gains on derivatives
     included in net income, net of income tax expense of $305       --            --         (568)           --          (568)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      413,308            --       413,308
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       795,489
Cash dividends                                                       --            --           --       (70,000)      (70,000)
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------
Balance, December 31, 2002                                       $3,000    $1,088,327    $ 498,083    $3,354,841    $4,944,251
                                                                 ======    ==========    =========    ==========    ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2002               2001             2000
Cash flows from operating activities
Net income (loss)                                                                 $    382,181       $   (65,151)     $   585,637
Adjustments to reconcile net income (loss) to net cash
   provided by operating activities:
   Cumulative effect of accounting change, net of tax                                       --            21,416               --
   Policy loans, excluding universal life-type insurance:
     Issuance                                                                          (35,345)          (43,687)         (61,313)
     Repayment                                                                          49,256            54,004           56,088
   Change in amounts recoverable from reinsurers                                      (104,344)         (112,686)         (89,312)
   Change in other accounts receivable                                                  (9,896)           (4,025)           6,254
   Change in accrued investment income                                                  (5,139)           56,729            8,521
   Change in deferred policy acquisition costs, net                                   (277,947)         (175,723)        (291,634)
   Change in liabilities for future policy benefits for traditional life,
     disability income and long-term care insurance                                    245,275           223,177          206,377
   Change in policy claims and other policyholder's funds                               13,521            19,812           27,467
   Deferred income tax provision (benefit)                                             116,995          (246,205)          37,704
   Change in other liabilities                                                          26,309           (24,509)        (120,256)
   Amortization of premium, net                                                         65,869           108,958           37,909
   Net realized loss on investments                                                      4,507           649,752           16,975
   Policyholder and contractholder charges, non-cash                                  (232,725)         (217,496)        (151,745)
   Other, net                                                                           13,820           (83,023)          (9,279)
                                                                                       -------           -------          -------
     Net cash provided by operating activities                                         252,337           161,343          259,393
                                                                                       -------           -------          -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --                --           (4,487)
   Maturities, sinking fund payments and calls                                              --                --          589,742
   Sales                                                                                    --                --           50,067
Available-for-sale securities:
   Purchases                                                                       (16,287,891)       (9,477,740)      (1,454,010)
   Maturities, sinking fund payments and calls                                       3,078,509         2,706,147        1,019,403
   Sales                                                                            10,093,228         5,493,141        1,237,116
Other investments, excluding policy loans:
   Purchases                                                                          (543,843)         (442,876)        (706,082)
   Sales                                                                               509,588           370,636          435,633
Change in amounts due from brokers                                                      90,293           (75,492)         (15,157)
Change in amounts due to brokers                                                     1,602,958         1,293,684          298,236
                                                                                     ---------         ---------          -------
     Net cash (used in) provided by investing activities                            (1,457,158)         (132,500)       1,450,461
                                                                                    ----------          --------        ---------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           4,638,111         2,088,114        1,842,026
   Surrenders and other benefits                                                    (1,655,631)       (2,810,401)      (3,974,966)
   Interest credited to account balances                                             1,157,636         1,137,636        1,169,641
Universal life-type insurance policy loans:
   Issuance                                                                            (80,831)          (83,720)        (134,107)
   Repayment                                                                            89,346            72,805           82,193
Capital contribution                                                                   400,000           400,000               --
Dividends paid                                                                         (70,000)               --         (410,000)
                                                                                     ---------           -------       ----------
     Net cash provided by (used in) financing activities                             4,478,631           804,434       (1,425,213)
                                                                                     ---------           -------       ----------
Net increase in cash and cash equivalents                                            3,273,810           833,277          284,641
Cash and cash equivalents at beginning of year                                       1,150,251           316,974           32,333
                                                                                     ---------           -------       ----------
Cash and cash equivalents at end of year                                          $  4,424,061       $ 1,150,251      $   316,974
                                                                                  ============       ===========      ===========
Supplemental disclosures:
   Income taxes paid                                                              $         --       $        --      $   225,704
   Interest on borrowings                                                                7,906            23,688            3,299
                                                                                     ---------           -------       ----------

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota whose products are primarily distributed through branded financial advisors. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, which issues fixed and variable annuity contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks. American Centurion Life Assurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others in New York and through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks, in New York. American Partners Life Insurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others who reside in states other than New York. The Company also wholly-owns IDS REO 1, LLC and American Express Corporation. These subsidiaries hold real estate, mortgage loans on real estate and/or affordable housing investments.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index. The Company also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life), single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default, or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized loss on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Investments -- Other investments

Included in Other investments are affordable housing investments, trading securities, syndicated loans and real estate. Affordable housing investments are carried at amortized cost as the Company has no influence over the operating or financial policies of the general partner. Trading securities are held at fair market value with changes in value recognized in the Consolidated Statements of Income within Net investment income. Syndicated loans reflect principal amounts outstanding less reserves for losses and real estate is carried at its estimated fair value.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rate, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $40,000 in 2002 and $33,600 in 2001, with a net decrease in amortization of $12,300 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $37,361, $16,202 and $835, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance, principally term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 10% of the mortality risk on new life insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB's) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, which is reflected as a cumulative effect of accounting change in the Consolidated Statement of Income.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will consolidate or disclose information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to structured investments, including CDOs and secured loan trusts (SLTs), which are owned by the Company. The application of FIN 46 for CDOs and SLTs will have no effect on the cash flows of the Company. The CDO entities contain debt issued to investors, which are non-recourse to the Company and are solely supported by portfolios of high-yield bonds and loans. The Company often invests in the residual and rated debt tranches of the CDO structures that are either managed by a related party or a third-party. With regards to those CDOs in which the Company owns a residual tranche and which a related party manages, the portfolios of high-yield bonds and loans have a fair value at December 31, 2002 of approximately $2.0 billion for the benefit of the $2.7 billion in CDO debt investors.

Substantially all of the Company's interest in the rated debt tranches along with rated tranches owned by AEFC were placed in a securitization trust described in Note 2. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of up to $3.3 billion in high-yield loans. Currently, the underlying portfolio consists of $2.9 billion in high-yield loans with a market value of $2.6 billion, which are managed by a related party.

While the potential consolidation of these entities may impact the results of operations at adoption and for each reporting period thereafter, the Company's maximum exposure to economic loss as a result of its investment in these entities is represented by the carrying values at December 31, 2002 because any further reduction in the value of the assets will be absorbed by the non-recourse debt or other unrelated entities. The CDO residual tranches have an adjusted cost basis of $13,363 and the SLTs have an adjusted cost basis of $656,565.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs, including affordable housing investments. The impact of adopting FIN 46 on the Consolidated Financial Statements is still being reviewed.

IDS Life Insurance Company
-------------------------------------------------------------------------------

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31,
2002:
                                                                   Gross            Gross
                                                   Amortized    unrealized       unrealized    Fair
                                                     cost          gains           losses      value
Fixed maturities:
   U.S. Government agency obligations            $    84,075    $   12,015       $    687   $    95,403
   State and municipal obligations                    29,202         2,522             --        31,724
   Corporate bonds and obligations                 9,614,296       611,060        116,345    10,109,011
   Mortgage and other asset-backed securities     12,145,797       393,342         10,067    12,529,072
   Structured investments                          1,306,245         2,112         59,101     1,249,256
   Foreign government bonds and obligations           29,611         8,027             --        37,638
                                                 -----------    ----------       --------   -----------
Total fixed maturity securities                  $23,209,226    $1,029,078       $186,200   $24,052,104
                                                 ===========    ==========       ========   ===========
Common stocks                                    $        19    $        2       $     --   $        21
                                                 ===========    ==========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                     Amortized       Fair
                                                       cost          value
Due within one year                              $   768,066   $   779,833
Due from one to five years                         2,740,513     2,887,899
Due from five to ten years                         5,865,084     6,165,165
Due in more than ten years                         1,689,766     1,690,135
Mortgage and other asset-backed securities        12,145,797    12,529,072
                                                  ----------    ----------
   Total                                         $23,209,226   $24,052,104
                                                 ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                     Gross          Gross
                                                     Amortized    unrealized     unrealized       Fair
                                                       cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations            $    31,074      $  2,190       $     56  $     33,208
   State and municipal obligations                     7,826           149             --         7,975
   Corporate bonds and obligations                10,281,693       272,539        113,061    10,441,171
   Mortgage and other asset-backed securities      8,292,576       103,109         32,801     8,362,884
   Structured investments                          1,377,195         3,793        105,304     1,275,684
   Foreign government bonds and obligations           31,708         4,507             --        36,215
                                                 -----------      --------       --------   -----------
Total fixed maturity securities                  $20,022,072      $386,287       $251,222   $20,157,137
                                                 -----------      --------       --------   -----------
Common stocks                                    $       805      $    899      $      --   $     1,704
                                                 ===========      ========      =========   ===========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $14,523 and $14,639, respectively, were on deposit with various states as required by law.

IDS Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 84 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $1.4 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                               2002               2001
AAA                                                   53%                45%
AA                                                     1                  1
A                                                     14                 15
BBB                                                   25                 34
Below investment grade                                 7                  5
                                                     ---                ---
   Total                                             100%               100%
                                                     ===                ===

At December 31, 2002, approximately 93% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $10,093,228 and gross realized gains and losses of $297,477 and $135,824, respectively. Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,565 and $390,732, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $21,147, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $145,524, $348,730, and $38,816 respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $842,880 and $135,964, respectively, with the $706,916 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $667,340 and $122,196, respectively.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, $623,958 of these losses are included in Net realized losses on investments and $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. As of December 31, 2002, the retained interests had a carrying value of approximately $562,000, of which approximately $388,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 12% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Region                             sheet        commitments         sheet      commitments
East North Central             $  611,886        $    --       $  670,387       $ 1,873
West North Central                493,310         25,500          549,015            --
South Atlantic                    765,443          2,800          815,837         9,490
Middle Atlantic                   318,699         19,100          352,821         9,363
New England                       227,150          5,800          274,486         8,700
Pacific                           355,622          5,250          355,945        14,618
West South Central                210,435          1,000          214,000           600
East South Central                 63,859             --           55,798            --
Mountain                          406,459             --          413,053            27
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Property type                      sheet        commitments         sheet      commitments
Department/retail stores       $  991,984        $20,722       $1,117,195       $13,200
Apartments                        622,185             --          694,214        11,531
Office buildings                1,178,434         25,628        1,203,090         7,650
Industrial buildings              344,604         13,100          333,713         2,263
Hotels/motels                     102,184             --          108,019            --
Medical buildings                  95,189             --          106,927         6,000
Nursing/retirement homes           35,873             --           39,590            --
Mixed use                          54,512             --           86,972            27
Other                              27,898             --           11,622         4,000
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $33,130, $39,601 and $24,999, respectively, with related reserves of $9,100, $7,225 and $4,350, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $36,583, $24,498 and $27,063, respectively.

The Company recognized $1,090, $1,285 and $1,033 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the reserves for mortgage loan losses:

                                          2002            2001          2000
Balance, January 1                       $20,948        $11,489      $ 28,283
Provision for mortgage loan losses        14,264         14,959       (14,894)
Loan payoffs                                  --             --        (1,200)
Foreclosures and write-offs                   --         (5,500)         (700)
                                         -------        -------      --------
Balance, December 31                     $35,212        $20,948      $ 11,489
                                         =======        =======      ========

Sources of investment income and realized losses on investments

Net investment income for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Income on fixed maturities            $1,331,547     $1,276,966    $1,473,560
Income on mortgage loans                 274,524        290,608       286,611
Other                                    (15,642)       (41,927)        9,834
                                      ----------     ----------    ----------
                                       1,590,429      1,525,647     1,770,005
Less investment expenses                  28,573         39,959        39,400
                                      ----------     ----------    ----------
   Total                              $1,561,856     $1,485,688    $1,730,605
                                      ==========     ==========    ==========

Net realized losses on investments for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Fixed maturities                        $ 16,129      $(622,897)     $(34,862)
Mortgage loans                           (15,586)       (17,834)       16,794
Other investments                         (5,050)        (9,321)        1,093
                                        --------      ---------      --------
   Total                                $ (4,507)     $(649,752)     $(16,975)
                                        ========      =========      ========

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:
                                                                                        2002            2001          2000
Federal income taxes
   Current                                                                            $(30,648)     $  88,121      $176,397
   Deferred                                                                            116,996       (234,673)       37,704
                                                                                      --------      ---------      --------
                                                                                        86,348       (146,552)      214,101
State income taxes -- current                                                            1,478          1,330         7,526
                                                                                      --------      ---------      --------
Income tax expense (benefit) before cumulative effect of accounting change              87,826       (145,222)      221,627
Cumulative effect of accounting change income tax benefit                                   --        (11,532)           --
                                                                                      --------      ---------      --------
Income tax expense (benefit)                                                          $ 87,826      $(156,754)     $221,627
                                                                                      ========      =========      ========

Income tax expense (benefit) before the cumulative effect of accounting change differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                    2001                    2000
                                                       Provision    Rate     Provision       Rate       Provision     Rate
Federal income taxes based on the statutory rate      $164,502      35.0%   $ (66,136)      (35.0)%    $282,542       35.0%
Tax-exempt interest and dividend income                 (5,260)     (1.1)      (4,663)       (2.5)       (3,788)      (0.5)
State taxes, net of federal benefit                        961       0.2          865         0.4         4,892        0.6
Affordable housing credits                             (70,000)    (14.9)     (73,200)      (38.7)      (54,569)      (6.8)
Other, net                                              (2,377)     (0.5)      (2,088)       (1.1)       (7,450)      (0.8)
                                                      --------      ----    ---------       -----      --------       ----
Total income taxes                                    $ 87,826      18.7%   $(145,222)      (76.9)%    $221,627       27.5%
                                                      ========      ====    =========       =====      ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2002, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002         2001
Deferred income tax assets:
   Policy reserves                                       $  683,144   $  705,637
   Other investments                                        319,829      333,857
   Other                                                     29,789       24,640
                                                          ---------    ---------
Total deferred income tax assets                          1,032,762    1,064,134
                                                          ---------    ---------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        929,751      861,892
   Net unrealized gain -- available-for-sale securities     267,787       45,934
   Other                                                     17,283           --
                                                          ---------    ---------
Total deferred income tax liabilities                     1,214,821      907,826
                                                          ---------    ---------
Net deferred income tax (liability) asset                $ (182,059)  $  156,308
                                                         ==========   ==========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned surplus aggregated $1,323,324 and $1,262,335 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2003 in excess of $240,838 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2002           2001          2000
Statutory net income (loss)            $  159,794   $  (317,973)   $  344,973
Statutory capital and surplus           2,408,379     1,947,350     1,778,306
                                        ---------     ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries adopted the provisions of the revised manual, with the exception of certain provisions not adopted by its subsidiaries organized in the state of New York. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $39,997 to the Company's statutory-basis capital and surplus as of January 1, 2001. Effective January 1, 2002 the Company's subsidiaries organized in the state of New York adopted additional provisions of the manual which resulted in an increase of $5,597 to the Company's statutory-basis capital and surplus as of January 1, 2002.

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2002 and 2001. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2002, 2001 and 2000.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $294, $263 and $250 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $1,411, $662 and $1,707, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2002, 2001 and 2000 was $1,835, $1,011 and $1,136, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $526,081, $505,526 and $582,836 for 2002, 2001 and 2000, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 are $55,602 and $68,919, respectively, payable to AEFC for federal income taxes.

6. LINES OF CREDIT

The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 and 2001.

7. COMMITMENTS AND CONTINGENCIES

At December 31, 2002, 2001 and 2000, traditional life and universal life-type insurance in force aggregated $119,173,734, $108,255,014 and $98,060,472 respectively, of which $38,008,734, $25,986,706 and $17,429,851 was reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $129,345, $114,534 and $89,506 and reinsurance recovered from reinsurers amounted to $60,567, $43,388, and $32,500 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company and its affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. A fourth lawsuit was filed against the Company and its affiliates in federal court. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

IDS Life Insurance Company
-------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2002. The interest rate caps expire in January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term (equity-indexed annuities). The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The equity indexed annuities contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates through 2009.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchange traded, exposing the Company to no counterparty risk. The futures contracts mature in 2003.

Index options may be used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2002 related to this strategy.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                         2001
                                                         Carrying          Fair         Carrying        Fair
Financial Assets                                           value           value          value         value
Fixed maturities                                      $24,052,104    $24,052,104    $20,157,137   $20,157,137
Common stocks                                                  21             21          1,704         1,704
Mortgage loans on real estate                           3,417,651      3,815,362      3,680,394     3,845,950
Cash and cash equivalents                               4,424,061      4,424,061      1,150,251     1,150,251
Other investment                                          110,574        108,813         75,721        75,721
Derivatives                                                24,016         24,016         34,477        34,477
Separate account assets                                21,980,674     21,980,674     27,333,697    27,333,697
                                                       ----------     ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities            $21,911,497    $21,282,750    $18,139,462   $17,671,777
Derivatives                                                 9,099          9,099          2,506         2,506
Separate account liabilities                           19,391,316     18,539,425     24,280,092    23,716,854
                                                       ----------     ----------     ----------    ----------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,432,294 and $1,368,254, respectively, and policy loans of $67,523 and $84,557, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $2,589,358 and $3,053,605, respectively.

                                                              S-6407-20 D (5/03)

PART C.

Item 24. Financial Statements and Exhibits

      (a) Financial statements included in Part B of this Registration
          Statement:

      The audited financial statements of the IDS Life Variable Account 10 for Retirement Advisor Variable Annuity(R) including:

      Report of Independent Auditors dated March 21, 2003.
      Statements of Assets and Liabilities for the year ended Dec. 31, 2002. Statements of Operations for the year ended Dec. 31, 2002.
      Statements of Changes in Net Assets for the years ended Dec. 31, 2002 and 2001.
      Notes to Financial Statements.

      The audited financial statements of the IDS Life Insurance Company for Retirement Advisor Variable Annuity(R) including:

      Report of Independent Auditors dated Jan. 27, 2003.
      Consolidated Balance Sheets as of Dec. 31, 2002 and 2001.
      Consolidated Statements of Income for the years ended Dec. 31, 2002, 2001 and 2000.
      Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2002, 2001 and 2000.
      Consolidated Statements of Cash Flows for the years ended Dec. 31, 2002, 2001 and 2000.
      Notes to Consolidated Financial Statements.


      The audited financial statements of the IDS Life Variable Account 10 for Retirement Advisor Variable Annuity(R) - Band 3 including:

      Report of Independent Auditors dated March 21, 2003.
      Statements of Assets and Liabilities for the year ended Dec. 31, 2002. Statements of Operations for the year ended Dec. 31, 2002.
      Statements of Changes in Net Assets for the years ended Dec. 31, 2002 and 2001.
      Notes to Financial Statements.

      The audited financial statements of the IDS Life Insurance Company for Retirement Advisor Variable Annuity(R) - Band 3 including:

      Report of Independent Auditors dated Jan. 27, 2003.
      Consolidated Balance Sheets as of Dec. 31, 2002 and 2001.
      Consolidated Statements of Income for the years ended Dec. 31, 2002, 2001 and 2000.
      Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2002, 2001 and 2000.
      Consolidated Statements of Cash Flows for the years ended Dec. 31, 2002, 2001 and 2000.
      Notes to Consolidated Financial Statements.

      The audited financial statements of the IDS Life Variable Account 10 for Retirement Advisor Advantage(R) Variable Annuity/Retirement Advisor Select(R) Variable Annuity including:

      Report of Independent Auditors dated March 21, 2003.
      Statements of Assets and Liabilities for the year ended Dec. 31, 2002. Statements of Operations for the year ended Dec. 31, 2002.
      Statements of Changes in Net Assets for the years ended Dec. 31, 2002 and 2001.
      Notes to Financial Statements.

      The audited financial statements of the IDS Life Insurance Company for Retirement Advisor Advantage (R) Variable Annuity/ Retirement Advisor Select(R) Variable Annuity including:

      Report of Independent Auditors dated Jan. 27, 2003.
      Consolidated Balance Sheets as of Dec. 31, 2002 and 2001.
      Consolidated Statements of Income for the years ended Dec. 31, 2002, 2001 and 2000.
      Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2002, 2001 and 2000.
      Consolidated Statements of Cash Flows for the years ended Dec. 31, 2002, 2001 and 2000.
      Notes to Consolidated Financial Statements.


      The audited financial statements of the IDS Life Variable Account 10 for Retirement Advisor Advantage(R) Variable Annuity - Band 3 including:

      Report of Independent Auditors dated March 21, 2003.
      Statements of Assets and Liabilities for the year ended Dec. 31, 2002. Statements of Operations for the year ended Dec. 31, 2002.
      Statements of Changes in Net Assets for the years ended Dec. 31, 2002 and 2001.
      Notes to Financial Statements.

      The audited financial statements of the IDS Life Insurance Company for Retirement Advisor Advantage (R) Variable Annuity - Band 3 including:

      Report of Independent Auditors dated Jan. 27, 2003.
      Consolidated Balance Sheets as of Dec. 31, 2002 and 2001.
      Consolidated Statements of Income for the years ended Dec. 31, 2002, 2001 and 2000.
      Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2002, 2001 and 2000.
      Consolidated Statements of Cash Flows for the years ended Dec. 31, 2002, 2001 and 2000.
      Notes to Consolidated Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective
         Amendment  No.  6  to  Registration   Statement  No.   333-79311,   is
         incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7      Form of TSA Endorsement (form 31049),  filed electronically as Exhibit
         4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9 Form of Enhanced Earnings Death Benefit Rider, filed electronically as Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.11 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically herewith.

4.12 Form of Roth IRA Annuity Endorsement (form 131062) filed electronically herewith.

4.13 Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically herewith.

4.14 Form of Deferred Annuity Contract for non-qualified contracts (form 131041) filed electronically herewith.

5. Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2      Amended  By-Laws of IDS Life filed  electronically  as Exhibit  6.2 to
         Registrant's   Initial   Registration   Statement   No.   33-62407  is
         incorporated herein by reference.

6.3 Copy of Amended and Restated By-Laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4,1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.1(b) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.2 Copy of Participation Agreement by and among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000 is filed electronically herewith.

8.3 Copy of Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000, filed as Exhibit
         8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.4 Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration statement No. 33-62407 is incorporated herein by reference.

8.5 Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 filed electronically as Exhibit 8.5(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6 Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.7 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.8 Copy of Participation Agreement By and Between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9 Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement
         No. 333-79311, is incorporated herein by reference.

8.10 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11 Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc., dated September 1, 1999, filed as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.12 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.13 Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc. and
         Pioneer  Funds   Distributor,   Inc.   dated  August  13,  2001  filed
         electronically as Exhibit 8.13(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.14 Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.15 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.16     Copy of  Participation  Agreement  by and  among  IDS  Life  Insurance
         Company and Strong Opportunity Fund II, Inc. and Strong Investor Services, Inc. and Strong Investments, Inc. dated August 13, 2001 filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.17 Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.18 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company dated August 30, 1999 filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.19 Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Auditors for Retirement Advisor Variable Annuity(R) is filed electronically herewith.

10.2 Consent of Independent Auditors for Retirement Advisor Variable Annuity(R) - Band 3 is filed electronically herewith.

10.3 Consent of Independent Auditors for Retirement Advisor Advantage(R) Variable Annuity/ Retirement Advisor Select(R) Variable Annuity is filed electronically herewith.

10.4 Consent of Independent Auditors for Retirement Advisor Advantage(R) Variable Annuity - Band 3 is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 2, filed on or about May 1, 2000.

14.      Not applicable.

15.1 Power of Attorney to sign Amendment to this Registration Statement, dated April 9, 2002 filed electronically as Exhibit 15 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

15.2 Power of Attorney to sign Amendments to this Registration Statement, dated September 11, 2002, is filed electronically herewith.

15.3 Power of Attorney to sign Amendments to this Registration Statement, dated April 16, 2003, is filed electronically herewith.

Item 25.



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President


Walter S. Berman                                       Interim Treasurer


Barbara H. Fraser                                      Director, Chairman of the Board
                                                       and Chief Executive Officer

Lorraine R. Hart                                       Vice President, Investments


Eric L. Marhoun                                        Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Timothy S. Meehan                                      Secretary


Jeryl A. Millner                                       Vice President and Controller


Mary Ellyn Minenko                                     Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Barry J. Murphy                                        Director


Teresa J. Rasmussen                                    Vice President, General Counsel
                                                       and Assistant Secretary

Stephen W. Roszell                                     Director


Bridget Sperl                                          Executive Vice President - Client
                                                       Service

John T. Sweeney                                        Director and Executive Vice President - Finance


Beth E. Weimer                                         Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage                                                      Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency - WI                           Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas                                                   Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company Investors Syndicate Development Corporation             Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27. Number of Contract owners

          As of March 31, 2003, there were 74,531 non-qualified contract owners and 109,326 qualified contract owners in the IDS Life Variable Account 10.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

Item 29  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Walter S. Berman                      Interim Treasurer

     Barbara H. Fraser                     Director, Chairman of the Board
                                           and Chief Executive Officer

     Lorraine R. Hart                      Vice President, Investments

     Eric L. Marhoun                       Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Timothy S. Meehan                     Secretary

     Jeryl A. Millner                      Vice President and Controller

     Mary Ellyn Minenko                    Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Barry J. Murphy                       Director

     Teresa J. Rasmussen                   Vice President, General Counsel
                                           and Assistant Secretary

     Stephen W. Roszell                    Director

     Bridget Sperl                         Executive Vice President - Client
                                           Service

     John T. Sweeney                       Director and Executive
                                           Vice President - Finance

     Beth E. Weimer                        Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


(c)

         Name of                     Net Underwriting
         Principal                    Discounts and     Compensation on       Brokerage
         Underwriter                   Commissions         Redemption        Commissions      Compensation
         -----------                   -----------         ----------        -----------      ------------
         IDS Life Insurance            $37,418,102            None               None              None
         Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         70100 AXP Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 2003.


                                    IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                                    ------------------------------------
                                                          (Registrant)

                                    By IDS Life Insurance Company
                                    ------------------------------------
                                                          (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ----------------------------------
                                            Timothy V. Bechtold
                                            President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2003.


/s/  Gumer C. Alvero*                         Director
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Barbara H. Fraser**                      Chairman of the Board of Directors
------------------------------------          and Chief Executive Officer
     Barbara H. Fraser                        (Chief Executive Officer)

/s/  Jeryl A. Millner***                      Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Barry J. Murphy*                         Director
------------------------------------
     Barry J. Murphy

/s/  Stephen W. Roszell*                      Director
-----------------------------------
     Stephen W. Roszell

/s/  John T. Sweeney*                         Director and Executive
------------------------------------          Vice President - Finance
     John T. Sweeney                          (Principal Financial Officer)

*    Signed   pursuant  to  Power  of  Attorney  dated  April  9,  2002,   filed
     electronically as Exhibit 15 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated by reference.

** Signed pursuant to Power of Attorney, dated September 11, 2002, filed electronically herewith as Exhibit 15.2, by:

*** Signed pursuant to Power of Attorney, dated April 16, 2003, filed electronically herewith as Exhibit 15.3, by:




/s/ Mary Ellyn Minenko
    ------------------
    Mary Ellyn Minenko
    Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRATION STATEMENT

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

     The Prospectuses.

Part B.

     Statements of Additional Information.
     Financial Statements.

Part C.

     Other Information.

     The signatures.

     Exhibits.